Due to size constraints, this filing is being made in two related submissions. This submission is the second of the two related submissions. The accession number of the previous related submission is as follows:  0000898745-14-000694

CLASS A, B, C & P SHARES

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

April 30, 2014

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.	We may share personal information about you or about former
This Notice applies to:	customers, plan participants or beneficiaries within the
x people who own or apply for our products or services	Principal Financial Group for several reasons, including:
for personal use.	x to assist us in providing service;
x employee benefit plan participants and beneficiaries.	x to help design and improve products; or
Please note that in this Notice, “you” refers to only these	x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.	With Others

WE PROTECT INFORMATION WE COLLECT ABOUT	In the course of doing business we may share data with others.
YOU	This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal	information may be shared with others for the following
information. These standards include limiting access to	reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION	x to prevent fraud,
We collect data about you as we do business with you.	x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:	other regulators, or
x Information we obtain when you apply or enroll for	x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial	We also may share personal information:
status; and, when applicable, health history.	x with others that service your accounts, or that perform
x Information we obtain from others. This may include	services on our behalf;
claim reports, medical records, when applicable, credit	x with others with whom we may have joint marketing
reports, property values and similar data.	agreements. These include financial services companies
x Information we obtain through our transactions	(such as other insurance companies, banks or mutual
and experience with you. This includes your claims	fund companies); and
history, payment and investment records, and account	x with other companies with your consent, at your request
values and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-12

01/2014

F445PS-14

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker, registered representative, consultant or
Several companies within the Principal Financial Group	advisor may have a different privacy policy.
are listed at the top of this Notice. The companies of the
Principal Financial Group are leading providers of	1-800-986-3343
retirement savings, investment, and insurance products.

MM 2458-12

01/2014

F456PS-14

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.
MEDICAL INFORMATION
WE PROTECT INFORMATION WE COLLECT ABOUT
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-11

01/2014

F445CA-11

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker, registered representative, consultant or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give
you a revised notice when required by law.

BB 9338-11

01/2014

F456CA-11

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	41
Schedules of Investments	69
Financial Highlights (Includes performance information)	204
Shareholder Expense Example	236
Supplemental Information	239

GLOBAL INVESTMENT MANAGEMENT ‡ ASSET ALLOCATION Expertise ‡ RETIREMENT LEADERSHIP

Nora Everett
President and CEO, Principal Funds

Dear Shareholder,

After posting strong gains in 2013, U.S. and international equity market returns were generally modest through April 2014 at 2.10% and 1.84%, respectively.1 While international markets largely shadowed the U.S., there were exceptions including Japan, portions of Asia, and emerging markets, which suffered the most with moderate losses for the first four months of the year.

Domestically, the Gross Domestic Product (GDP) barely moved in the first quarter. Consumer spending was up 3%. This increase was primarily driven by high utility costs due to an unusually harsh and long-lasting winter and health care cost increases. At the same time, other sectors were weak due to these same extreme winter weather conditions, low inventory growth, as well as falling exports and government spending.

While experiencing volatility in the first two months of 2014, the Standard & Poor’s 500 (S&P 500) ended up moderately at 2.56% as of April 2014.2 Meanwhile, the drop in interest rates helped the bond market, with the Barclays U.S. and Global Aggregate indices up 2.7% and 3.6%, respectively. 3

Although Treasury yields have remained low through the first four months of 2014, better growth is expected to take them higher later this year. Rates on the U.S. Treasury ten-year note fell from 3.03% at year-end 2013 to 2.65% at the end of April 2014.4

Because markets tend to fluctuate, we believe the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes.5 We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.

Investments to help you reach for your goals

Our mutual funds cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road, or closer at hand. You can select individual funds, or you can choose from our suite of asset allocation funds.

We have a long history of commitment to asset allocation investing. In fact, Edge Asset Management, a sub-advisor for our Strategic Asset Management (SAM) Portfolios, will celebrate its 75th anniversary later this year. EDGE has distinguished itself as a manager of one of the first mutual funds in the industry, among other things. Watch for more information in the Summer 2014 issue of The Principal Perspective.

Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your business.

Nora Everett, President and CEO
Principal Funds

1Broad U.S. equity market: Russell 3000® Index; International equities: MSCI World (ex-USA) Index.

2S&P 500.

3Barclays U.S.; Global Aggregate.

4U.S. Treasury.

5Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Bond & Mortgage Securities Fund		California Municipal Fund		Diversified International Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$2,874,160		$184,940		$4,340,591
Foreign currency--at cost	$90		$–		$2,238
Assets
Investment in securities--at value	$2,911,968		$196,456		$5,276,735
Foreign currency--at value	91		–		2,238
Cash	–		3,968		–
Receivables:
Dividends and interest	16,339		2,461		25,224
Expense reimbursement from Manager	15		2		4
Expense reimbursement from Distributor	1		–		2
Foreign currency contracts	2		–		–
Fund shares sold	6,008		1,082		1,648
Investment securities sold	26,795		2,432		89,709
Other assets	7		–		5
Total Assets	2,961,226		206,401		5,395,565
Liabilities
Accrued management and investment advisory fees	1,063		69		3,603
Accrued administrative service fees	6		–		8
Accrued distribution fees	76		44		130
Accrued service fees	25		–		41
Accrued transfer agent fees	160		17		339
Accrued directors' expenses	3		2		5
Accrued other expenses	69		10		561
Cash overdraft	1,178		–		–
Payables:
Dividends payable	5,238		609		–
Foreign currency contracts	36		–		–
Fund shares redeemed	909		211		505
Interest expense and fees payable	–		18		–
Investment securities purchased	335,099		–		82,201
Swap premiums received	4,500		–		–
Unrealized loss on OTC swap agreements	113		–		–
Variation margin on financial derivative instruments	113		–		–
Floating rate notes issued	–		11,576		–
Total Liabilities	348,588		12,556		87,393
Net Assets Applicable to Outstanding Shares	$2,612,638		$193,845		$5,308,172
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,724,088		$225,996		$4,922,620
Accumulated undistributed (overdistributed) net investment income (loss)	3,994		508		8,195
Accumulated undistributed (overdistributed) net realized gain (loss)	(153,170)		(44,175)		(559,087)
Net unrealized appreciation (depreciation) of investments	37,759		11,516		936,144
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(33)		–		300
Total Net Assets	$2,612,638		$193,845		$5,308,172
Capital Stock (par value: $.01 per share):
Shares authorized	1,060,000		400,000		1,525,000
Net Asset Value Per Share:
Class A: Net Assets	$104,002		$184,288		$265,073
Shares Issued and Outstanding	9,528		18,088		22,033
Net Asset Value per share	$10.92		$10.19		$12.03
Maximum Offering Price	$11.35		$10.59		$12.73
Class B: Net Assets	$1,250		$555		$4,271
Shares Issued and Outstanding	114		54		352
Net Asset Value per share	$10.94	(a)	$10.19	(a)	$12.13	(a)
Class C: Net Assets	$6,375		$9,002		$13,364
Shares Issued and Outstanding	584		882		1,111
Net Asset Value per share	$10.92	(a)	$10.20	(a)	$12.03	(a)
Class J: Net Assets	$168,131		N/A		$206,375
Shares Issued and Outstanding	15,311				17,346
Net Asset Value per share	$10.98	(a)			$11.90	(a)
Class P: Net Assets	N/A		N/A		$2,820
Shares Issued and Outstanding					236
Net Asset Value per share					$11.95
Institutional: Net Assets	$2,210,280		N/A		$4,613,829
Shares Issued and Outstanding	202,599				385,083
Net Asset Value per share	$10.91				$11.98
R-1: Net Assets	$5,835		N/A		$6,897
Shares Issued and Outstanding	535				576
Net Asset Value per share	$10.91				$11.97
R-2: Net Assets	$12,371		N/A		$10,367
Shares Issued and Outstanding	1,144				870
Net Asset Value per share	$10.81				$11.92
R-3: Net Assets	$31,026		N/A		$54,870
Shares Issued and Outstanding	2,859				4,586
Net Asset Value per share	$10.85				$11.96
R-4: Net Assets	$27,815		N/A		$44,358
Shares Issued and Outstanding	2,519				3,656
Net Asset Value per share	$11.04				$12.13
R-5: Net Assets	$45,553		N/A		$85,948
Shares Issued and Outstanding	4,194				7,099
Net Asset Value per share	$10.86				$12.11

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Equity Income Fund		Global Diversified Income Fund		Global Real Estate Securities Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$3,826,781		$8,168,380		$1,691,400
Foreign currency--at cost	$–		$13,683		$29
Assets
Investment in securities--at value	$5,713,513		$8,692,685		$1,890,434
Foreign currency--at value	–		13,712		27
Cash	–		22,059		–
Deposits with counterparty	–		249		–
Receivables:
Dividends and interest	6,984		80,866		3,657
Foreign currency contracts	–		348		–
Fund shares sold	3,134		62,347		9,323
Investment securities sold	6,176		88,026		3,919
Other assets	1		–		–
Total Assets	5,729,808		8,960,292		1,907,360
Liabilities
Accrued management and investment advisory fees	2,349		5,075		1,334
Accrued administrative service fees	9		–		–
Accrued distribution fees	406		2,595		49
Accrued service fees	62		–		–
Accrued transfer agent fees	327		1,044		43
Accrued directors' expenses	6		12		1
Accrued other expenses	99		171		112
Payables:
Dividends payable	–		27,267		–
Foreign currency contracts	–		1,454		–
Fund shares redeemed	1,126		17,497		371
Investment securities purchased	1,982		190,070		5,372
Options and swaptions contracts written (premiums received $0, $11,250 and $0)	–		14,467		–
Unrealized loss on unfunded loan commitments	–		2		–
Total Liabilities	6,366		259,654		7,282
Net Assets Applicable to Outstanding Shares	$5,723,442		$8,700,638		$1,900,078
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,229,791		$8,070,555		$1,713,569
Accumulated undistributed (overdistributed) net investment income (loss)	39,895		37,514		(26,765)
Accumulated undistributed (overdistributed) net realized gain (loss)	(432,978)		72,560		14,226
Net unrealized appreciation (depreciation) of investments	1,886,732		521,088		199,034
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	2		(1,079)		14
Total Net Assets	$5,723,442		$8,700,638		$1,900,078
Capital Stock (par value: $.01 per share):
Shares authorized	1,700,000		1,850,000		700,000
Net Asset Value Per Share:
Class A: Net Assets	$989,777		$2,693,890		$93,416
Shares Issued and Outstanding	39,331		182,933		11,437
Net Asset Value per share	$25.17		$14.73		$8.17
Maximum Offering Price	$26.63		$15.30		$8.65
Class B: Net Assets	$40,504		N/A		N/A
Shares Issued and Outstanding	1,622
Net Asset Value per share	$24.97	(a)
Class C: Net Assets	$181,200		$2,522,848		$37,889
Shares Issued and Outstanding	7,361		172,152		4,757
Net Asset Value per share	$24.62	(a)	$14.65	(a)	$7.96	(a)
Class P: Net Assets	$98,150		$2,388,938		$76,497
Shares Issued and Outstanding	3,899		162,931		8,827
Net Asset Value per share	$25.17		$14.66		$8.67
Institutional: Net Assets	$4,105,504		$1,094,962		$1,692,276
Shares Issued and Outstanding	162,951		74,615		195,099
Net Asset Value per share	$25.19		$14.67		$8.67
R-1: Net Assets	$3,756		N/A		N/A
Shares Issued and Outstanding	150
Net Asset Value per share	$25.07
R-2: Net Assets	$9,166		N/A		N/A
Shares Issued and Outstanding	364
Net Asset Value per share	$25.15
R-3: Net Assets	$80,165		N/A		N/A
Shares Issued and Outstanding	3,195
Net Asset Value per share	$25.09
R-4: Net Assets	$57,363		N/A		N/A
Shares Issued and Outstanding	2,283
Net Asset Value per share	$25.13
R-5: Net Assets	$157,857		N/A		N/A
Shares Issued and Outstanding	6,272
Net Asset Value per share	$25.17

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Government & High Quality Bond Fund		High Yield Fund		High Yield Fund I

Amounts in thousands, except per share amounts
Investment in securities--at cost	$1,706,222		$4,108,515		$1,706,690
Assets
Investment in securities--at value	$1,708,237		$4,216,731		$1,756,542
Cash	6,408		–		–
Receivables:
Dividends and interest	7,891		65,526		26,621
Expense reimbursement from Manager	8		–		8
Expense reimbursement from Distributor	29		–		–
Foreign currency contracts	–		747		–
Fund shares sold	4,474		39,329		8,044
Investment securities sold	2,627		11,126		5,226
Other assets	19		–		–
Total Assets	1,729,693		4,333,459		1,796,441
Liabilities
Accrued management and investment advisory fees	704		1,760		884
Accrued administrative service fees	3		–		–
Accrued distribution fees	160		869		7
Accrued service fees	11		–		–
Accrued transfer agent fees	242		1,363		4
Accrued directors' expenses	3		4		2
Accrued other expenses	73		193		47
Cash overdraft	–		1,144		524
Payables:
Dividends payable	4,275		20,083		7,549
Fund shares redeemed	1,143		9,876		7,815
Investment securities purchased	7,605		61,903		40,737
Total Liabilities	14,219		97,195		57,569
Net Assets Applicable to Outstanding Shares	$1,715,474		$4,236,264		$1,738,872
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,784,861		$4,100,136		$1,681,733
Accumulated undistributed (overdistributed) net investment income (loss)	(8,065)		(8,454)		1,158
Accumulated undistributed (overdistributed) net realized gain (loss)	(63,337)		35,596		6,129
Net unrealized appreciation (depreciation) of investments	2,015		108,216		49,852
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		770		–
Total Net Assets	$1,715,474		$4,236,264		$1,738,872
Capital Stock (par value: $.01 per share):
Shares authorized	1,175,000		1,600,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$334,193		$1,932,295		$36,036
Shares Issued and Outstanding	30,475		244,976		3,376
Net Asset Value per share	$10.97		$7.89		$10.67
Maximum Offering Price	$11.22		$8.20		$11.09
Class B: Net Assets	$4,631		$29,786		N/A
Shares Issued and Outstanding	423		3,754
Net Asset Value per share	$10.95	(a)	$7.93	(a)
Class C: Net Assets	$64,646		$542,403		N/A
Shares Issued and Outstanding	5,902		68,166
Net Asset Value per share	$10.95	(a)	$7.96	(a)
Class J: Net Assets	$134,197		N/A		N/A
Shares Issued and Outstanding	12,223
Net Asset Value per share	$10.98	(a)
Class P: Net Assets	$6,581		$710,943		N/A
Shares Issued and Outstanding	599		90,082
Net Asset Value per share	$10.99		$7.89
Institutional: Net Assets	$1,118,786		$1,020,837		$1,702,836
Shares Issued and Outstanding	101,989		130,120		159,518
Net Asset Value per share	$10.97		$7.85		$10.67
R-1: Net Assets	$2,658		N/A		N/A
Shares Issued and Outstanding	242
Net Asset Value per share	$10.98
R-2: Net Assets	$4,976		N/A		N/A
Shares Issued and Outstanding	453
Net Asset Value per share	$10.98
R-3: Net Assets	$16,200		N/A		N/A
Shares Issued and Outstanding	1,476
Net Asset Value per share	$10.98
R-4: Net Assets	$10,594		N/A		N/A
Shares Issued and Outstanding	965
Net Asset Value per share	$10.98
R-5: Net Assets	$18,012		N/A		N/A
Shares Issued and Outstanding	1,640
Net Asset Value per share	$10.98

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Income Fund		Inflation Protection Fund	International Emerging Markets Fund

Amounts in thousands, except per share amounts
Investment in securities--at cost	$2,474,402		$1,036,978	$1,801,223
Foreign currency--at cost	$–		$8	$638
Assets
Investment in securities--at value	$2,585,907		$1,027,818	$1,923,042
Foreign currency--at value	–		8	640
Cash	1,094		–	–
Deposits with counterparty	–		805	–
Receivables:
Dividends and interest	24,650		2,133	4,336
Expense reimbursement from Manager	–		3	2
Expense reimbursement from Distributor	1		–	1
Foreign currency contracts	–		53	–
Fund shares sold	10,273		216	781
Investment securities sold	–		–	3,393
Unrealized gain on OTC swap agreements	–		152	–
Variation margin on financial derivative instruments	–		221	–
Total Assets	2,621,925		1,031,409	1,932,195
Liabilities
Accrued management and investment advisory fees	1,027		306	1,838
Accrued administrative service fees	4		1	4
Accrued distribution fees	142		10	65
Accrued service fees	17		4	15
Accrued transfer agent fees	190		32	234
Accrued directors' expenses	4		2	2
Accrued other expenses	62		21	469
Cash overdraft	–		207	–
Payables:
Dividends payable	8,085		–	–
Foreign currency contracts	–		188	–
Fund shares redeemed	635		3,396	725
Investment securities purchased	15,863		17	11,171
Unrealized loss on OTC swap agreements	–		338	–
Variation margin on financial derivative instruments	–		602	–
Total Liabilities	26,029		5,124	14,523
Net Assets Applicable to Outstanding Shares	$2,595,896		$1,026,285	$1,917,672
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,533,942		$1,051,037	$1,938,611
Accumulated undistributed (overdistributed) net investment income (loss)	(11,430)		965	2,763
Accumulated undistributed (overdistributed) net realized gain (loss)	(38,121)		(14,153)	(145,524)
Net unrealized appreciation (depreciation) of investments	111,505		(11,428)	121,819
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(136)	3
Total Net Assets	$2,595,896		$1,026,285	$1,917,672
Capital Stock (par value: $.01 per share):
Shares authorized	1,100,000		900,000	900,000
Net Asset Value Per Share:
Class A: Net Assets	$273,175		$14,776	$92,057
Shares Issued and Outstanding	28,017		1,726	3,826
Net Asset Value per share	$9.75		$8.56	$24.06
Maximum Offering Price	$9.97		$8.89	$25.46
Class B: Net Assets	$7,130		N/A	$3,760
Shares Issued and Outstanding	728			166
Net Asset Value per share	$9.79	(a)		$22.71	(a)
Class C: Net Assets	$65,464		$4,333	$10,732
Shares Issued and Outstanding	6,679		520	463
Net Asset Value per share	$9.80	(a)	$8.33 (a)	$23.16	(a)
Class J: Net Assets	$86,410		$8,859	$129,447
Shares Issued and Outstanding	8,844		1,054	5,578
Net Asset Value per share	$9.77	(a)	$8.41 (a)	$23.21	(a)
Class P: Net Assets	$11,993		N/A	$2,303
Shares Issued and Outstanding	1,227			97
Net Asset Value per share	$9.77			$23.85
Institutional: Net Assets	$2,068,976		$978,316	$1,605,877
Shares Issued and Outstanding	211,655		114,091	67,263
Net Asset Value per share	$9.78		$8.57	$23.87
R-1: Net Assets	$7,329		$897	$3,808
Shares Issued and Outstanding	750		108	160
Net Asset Value per share	$9.78		$8.31	$23.76
R-2: Net Assets	$1,611		$620	$5,683
Shares Issued and Outstanding	165		74	241
Net Asset Value per share	$9.79		$8.34	$23.62
R-3: Net Assets	$23,525		$5,309	$17,081
Shares Issued and Outstanding	2,403		632	719
Net Asset Value per share	$9.79		$8.40	$23.75
R-4: Net Assets	$18,411		$1,909	$16,615
Shares Issued and Outstanding	1,881		226	696
Net Asset Value per share	$9.79		$8.45	$23.86
R-5: Net Assets	$31,872		$11,266	$30,309
Shares Issued and Outstanding	3,262		1,325	1,268
Net Asset Value per share	$9.77		$8.50	$23.91

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	LargeCap Growth Fund		LargeCap Growth Fund I		LargeCap S&P 500 Index Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$2,408,053		$5,382,888		$2,533,854
Assets
Investment in securities--at value	$3,076,035		$7,122,100		$3,949,456
Deposits with counterparty	–		8,404		–
Receivables:
Dividends and interest	1,414		2,937		3,551
Expense reimbursement from Manager	–		95		2
Expense reimbursement from Distributor	1		1		4
Fund shares sold	1,686		1,365		1,907
Investment securities sold	23,044		43,556		–
Variation margin on financial derivative instruments	–		508		269
Other assets	12		1		3
Total Assets	3,102,192		7,178,967		3,955,192
Liabilities
Accrued management and investment advisory fees	1,578		3,565		480
Accrued administrative service fees	5		20		32
Accrued distribution fees	110		71		220
Accrued service fees	25		119		180
Accrued transfer agent fees	453		210		267
Accrued directors' expenses	2		5		4
Accrued other expenses	121		63		87
Payables:
Fund shares redeemed	356		2,828		22,846
Investment securities purchased	8,340		48,911		–
Total Liabilities	10,990		55,792		24,116
Net Assets Applicable to Outstanding Shares	$3,091,202		$7,123,175		$3,931,076
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,253,591		$5,001,048		$2,635,668
Accumulated undistributed (overdistributed) net investment income (loss)	2,445		3,190		18,319
Accumulated undistributed (overdistributed) net realized gain (loss)	167,184		377,242		(139,152)
Net unrealized appreciation (depreciation) of investments	667,982		1,741,695		1,416,241
Total Net Assets	$3,091,202		$7,123,175		$3,931,076
Capital Stock (par value: $.01 per share):
Shares authorized	1,335,000		945,000		950,000
Net Asset Value Per Share:
Class A: Net Assets	$348,374		$5,522		$226,599
Shares Issued and Outstanding	33,740		446		17,048
Net Asset Value per share	$10.33		$12.38		$13.29
Maximum Offering Price	$10.93		$13.10		$13.49
Class B: Net Assets	$5,866		N/A		N/A
Shares Issued and Outstanding	624
Net Asset Value per share	$9.40	(a)
Class C: Net Assets	$15,008		N/A		$21,725
Shares Issued and Outstanding	1,549				1,658
Net Asset Value per share	$9.69	(a)			$13.10	(a)
Class J: Net Assets	$58,273		$101,994		$467,580
Shares Issued and Outstanding	5,925		9,282		35,508
Net Asset Value per share	$9.84	(a)	$10.99	(a)	$13.17	(a)
Class P: Net Assets	$10,050		N/A		N/A
Shares Issued and Outstanding	948
Net Asset Value per share	$10.60
Institutional: Net Assets	$2,532,469		$6,434,532		$2,348,473
Shares Issued and Outstanding	237,937		516,600		176,875
Net Asset Value per share	$10.64		$12.46		$13.28
R-1: Net Assets	$6,768		$8,340		$18,695
Shares Issued and Outstanding	675		725		1,411
Net Asset Value per share	$10.03		$11.51		$13.25
R-2: Net Assets	$6,842		$21,649		$37,592
Shares Issued and Outstanding	674		1,921		2,822
Net Asset Value per share	$10.15		$11.27		$13.32
R-3: Net Assets	$20,199		$162,590		$243,483
Shares Issued and Outstanding	1,851		13,733		18,319
Net Asset Value per share	$10.91		$11.84		$13.29
R-4: Net Assets	$17,751		$97,774		$196,850
Shares Issued and Outstanding	1,638		8,209		14,766
Net Asset Value per share	$10.84		$11.91		$13.33
R-5: Net Assets	$69,602		$290,774		$370,079
Shares Issued and Outstanding	6,490		23,875		27,554
Net Asset Value per share	$10.72		$12.18		$13.43

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	LargeCap Value Fund		MidCap Fund		Money Market Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$3,060,098		$6,135,316		$1,060,561
Assets
Investment in securities--at value	$3,501,368		$8,116,532		$1,060,561
Cash	–		28		16
Receivables:
Dividends and interest	2,581		3,540		56
Expense reimbursement from Manager	3		–		368
Expense reimbursement from Distributor	–		2		17
Fund shares sold	995		20,564		1,937
Investment securities sold	49,330		9,151		–
Other assets	28		6		26
Total Assets	3,554,305		8,149,823		1,062,981
Liabilities
Accrued management and investment advisory fees	1,176		3,927		346
Accrued administrative service fees	1		27		–
Accrued distribution fees	68		831		71
Accrued service fees	4		126		–
Accrued transfer agent fees	184		389		306
Accrued directors' expenses	–		6		2
Accrued other expenses	97		352		54
Payables:
Fund shares redeemed	435		10,254		5,114
Investment securities purchased	21,502		13,756		–
Total Liabilities	23,467		29,668		5,893
Net Assets Applicable to Outstanding Shares	$3,530,838		$8,120,155		$1,057,088
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,903,920		$6,006,840		$1,098,332
Accumulated undistributed (overdistributed) net investment income (loss)	14,107		(5,107)		–
Accumulated undistributed (overdistributed) net realized gain (loss)	171,541		137,206		(41,244)
Net unrealized appreciation (depreciation) of investments	441,270		1,981,216		–
Total Net Assets	$3,530,838		$8,120,155		$1,057,088
Capital Stock (par value: $.01 per share):
Shares authorized	900,000		1,675,000		8,400,000
Net Asset Value Per Share:
Class A: Net Assets	$209,459		$2,002,076		$438,346
Shares Issued and Outstanding	15,798		99,114		438,256
Net Asset Value per share	$13.26		$20.20		$1.00
Maximum Offering Price	$14.03		$21.38		$1.00
Class B: Net Assets	$1,566		$13,561		$4,290
Shares Issued and Outstanding	119		702		4,289
Net Asset Value per share	$13.21	(a)	$19.31	(a)	$1.00	(a)
Class C: Net Assets	$7,986		$346,482		$15,712
Shares Issued and Outstanding	614		18,117		15,709
Net Asset Value per share	$13.01	(a)	$19.12	(a)	$1.00	(a)
Class J: Net Assets	$73,158		$280,994		$257,554
Shares Issued and Outstanding	5,605		14,393		257,502
Net Asset Value per share	$13.05	(a)	$19.52	(a)	$1.00	(a)
Class P: Net Assets	N/A		$1,556,782		N/A
Shares Issued and Outstanding			76,189
Net Asset Value per share			$20.43
Institutional: Net Assets	$3,217,240		$3,309,551		$341,186
Shares Issued and Outstanding	243,146		161,580		341,117
Net Asset Value per share	$13.23		$20.48		$1.00
R-1: Net Assets	$1,597		$25,483		N/A
Shares Issued and Outstanding	122		1,317
Net Asset Value per share	$13.15		$19.35
R-2: Net Assets	$3,866		$42,439		N/A
Shares Issued and Outstanding	293		2,175
Net Asset Value per share	$13.19		$19.51
R-3: Net Assets	$4,020		$151,745		N/A
Shares Issued and Outstanding	305		7,606
Net Asset Value per share	$13.17		$19.95
R-4: Net Assets	$2,796		$158,084		N/A
Shares Issued and Outstanding	213		7,724
Net Asset Value per share	$13.14		$20.47
R-5: Net Assets	$9,150		$232,958		N/A
Shares Issued and Outstanding	690		11,471
Net Asset Value per share	$13.25		$20.31

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Principal Capital Appreciation Fund		Real Estate Securities Fund		Short-Term Income Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$1,301,579		$1,165,815		$2,135,572
Assets
Investment in securities--at value	$2,380,689		$1,612,347		$2,156,086
Receivables:
Dividends and interest	1,916		166		12,933
Expense reimbursement from Manager	–		2		–
Expense reimbursement from Distributor	–		1		1
Fund shares sold	406		6,337		4,370
Investment securities sold	1,246		675		1
Other assets	5		–		–
Total Assets	2,384,262		1,619,528		2,173,391
Liabilities
Accrued management and investment advisory fees	880		1,058		728
Accrued administrative service fees	2		9		1
Accrued distribution fees	219		112		146
Accrued service fees	15		55		5
Accrued transfer agent fees	346		220		241
Accrued directors' expenses	2		4		2
Accrued other expenses	76		24		97
Cash overdraft	–		–		142
Payables:
Dividends payable	–		–		2,531
Fund shares redeemed	2,264		1,021		2,484
Investment securities purchased	1,365		729		8,500
Total Liabilities	5,169		3,232		14,877
Net Assets Applicable to Outstanding Shares	$2,379,093		$1,616,296		$2,158,514
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,291,765		$1,174,480		$2,160,829
Accumulated undistributed (overdistributed) net investment income (loss)	8,708		3,987		1,954
Accumulated undistributed (overdistributed) net realized gain (loss)	(490)		(8,703)		(24,783)
Net unrealized appreciation (depreciation) of investments	1,079,110		446,532		20,514
Total Net Assets	$2,379,093		$1,616,296		$2,158,514
Capital Stock (par value: $.01 per share):
Shares authorized	1,000,000		950,000		820,000
Net Asset Value Per Share:
Class A: Net Assets	$778,859		$178,739		$323,438
Shares Issued and Outstanding	14,164		8,895		26,396
Net Asset Value per share	$54.99		$20.09		$12.25
Maximum Offering Price	$58.19		$21.26		$12.53
Class B: Net Assets	$24,259		$3,403		N/A
Shares Issued and Outstanding	527		171
Net Asset Value per share	$46.03	(a)	$19.84	(a)
Class C: Net Assets	$39,703		$28,584		$94,104
Shares Issued and Outstanding	865		1,442		7,675
Net Asset Value per share	$45.91	(a)	$19.82	(a)	$12.26	(a)
Class J: Net Assets	N/A		$154,991		$119,618
Shares Issued and Outstanding			7,907		9,766
Net Asset Value per share			$19.60	(a)	$12.25	(a)
Class P: Net Assets	$24,159		$31,920		$57,014
Shares Issued and Outstanding	435		1,589		4,654
Net Asset Value per share	$55.57		$20.09		$12.25
Institutional: Net Assets	$1,435,979		$941,759		$1,540,341
Shares Issued and Outstanding	25,776		46,844		125,771
Net Asset Value per share	$55.71		$20.10		$12.25
R-1: Net Assets	$1,712		$6,473		$1,440
Shares Issued and Outstanding	31		326		118
Net Asset Value per share	$55.03		$19.88		$12.25
R-2: Net Assets	$2,378		$15,696		$1,764
Shares Issued and Outstanding	43		814		144
Net Asset Value per share	$55.09		$19.28		$12.25
R-3: Net Assets	$21,367		$51,308		$10,760
Shares Issued and Outstanding	389		2,607		878
Net Asset Value per share	$55.03		$19.68		$12.26
R-4: Net Assets	$14,209		$54,248		$3,772
Shares Issued and Outstanding	257		2,783		308
Net Asset Value per share	$55.35		$19.49		$12.25
R-5: Net Assets	$36,468		$149,175		$6,263
Shares Issued and Outstanding	657		7,638		511
Net Asset Value per share	$55.47		$19.53		$12.26

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. April 30, 2014 (unaudited)

	SmallCap Blend Fund		Tax-Exempt Bond Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$397,351		$201,548
Assets
Investment in securities--at value	$511,550		$216,573
Cash	–		1,729
Deposits with counterparty	66		–
Receivables:
Dividends and interest	147		3,334
Expense reimbursement from Manager	1		3
Expense reimbursement from Distributor	2		–
Fund shares sold	299		606
Investment securities sold	11,402		–
Variation margin on financial derivative instruments	10		–
Other assets	1		9
Total Assets	523,478		222,254
Liabilities
Accrued management and investment advisory fees	322		78
Accrued administrative service fees	2		–
Accrued distribution fees	101		50
Accrued service fees	6		–
Accrued transfer agent fees	196		30
Accrued directors' expenses	1		2
Accrued other expenses	76		16
Payables:
Dividends payable	–		707
Fund shares redeemed	327		376
Interest expense and fees payable	–		16
Investment securities purchased	5,762		–
Floating rate notes issued	–		8,780
Total Liabilities	6,793		10,055
Net Assets Applicable to Outstanding Shares	$516,685		$212,199
Net Assets Consist of:
Capital shares and additional paid-in-capital	$382,733		$217,691
Accumulated undistributed (overdistributed) net investment income (loss)	(236)		1,044
Accumulated undistributed (overdistributed) net realized gain (loss)	20,009		(21,561)
Net unrealized appreciation (depreciation) of investments	114,179		15,025
Total Net Assets	$516,685		$212,199
Capital Stock (par value: $.01 per share):
Shares authorized	625,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$191,844		$201,952
Shares Issued and Outstanding	8,923		27,900
Net Asset Value per share	$21.50		$7.24
Maximum Offering Price	$22.75		$7.52
Class B: Net Assets	$3,027		$767
Shares Issued and Outstanding	155		106
Net Asset Value per share	$19.63	(a)	$7.24	(a)
Class C: Net Assets	$15,450		$9,480
Shares Issued and Outstanding	758		1,306
Net Asset Value per share	$20.40	(a)	$7.26	(a)
Class J: Net Assets	$208,369		N/A
Shares Issued and Outstanding	10,050
Net Asset Value per share	$20.73	(a)
Institutional: Net Assets	$69,128		N/A
Shares Issued and Outstanding	3,077
Net Asset Value per share	$22.47
R-1: Net Assets	$2,318		N/A
Shares Issued and Outstanding	111
Net Asset Value per share	$20.94
R-2: Net Assets	$3,034		N/A
Shares Issued and Outstanding	144
Net Asset Value per share	$21.07
R-3: Net Assets	$6,673		N/A
Shares Issued and Outstanding	310
Net Asset Value per share	$21.54
R-4: Net Assets	$4,030		N/A
Shares Issued and Outstanding	183
Net Asset Value per share	$22.08
R-5: Net Assets	$12,812		N/A
Shares Issued and Outstanding	572
Net Asset Value per share	$22.39

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Bond & Mortgage Securities Fund	California Municipal Fund	Diversified International Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$293	$ –	$74,691
Withholding tax	–	–	(8,964)
Interest	36,245	4,502	11
Total Income	36,538	4,502	65,738
Expenses:
Management and investment advisory fees	6,088	381	21,114
Distribution fees - Class A	130	200	328
Distribution fees - Class B	7	3	24
Distribution fees - Class C	33	44	65
Distribution fees - Class J	266	N/A	319
Distribution fees - R-1	10	N/A	12
Distribution fees - R-2	19	N/A	16
Distribution fees - R-3	39	N/A	69
Distribution fees - R-4	14	N/A	23
Administrative service fees - R-1	8	N/A	9
Administrative service fees - R-2	13	N/A	11
Administrative service fees - R-3	11	N/A	20
Administrative service fees - R-4	4	N/A	7
Administrative service fees - R-5	3	N/A	4
Registration fees - Class A	9	9	10
Registration fees - Class B	8	8	8
Registration fees - Class C	8	8	8
Registration fees - Class J	8	N/A	9
Registration fees - Class P	N/A	N/A	8
Registration fees - Institutional	13	N/A	56
Service fees - R-1	7	N/A	8
Service fees - R-2	16	N/A	13
Service fees - R-3	40	N/A	69
Service fees - R-4	35	N/A	59
Service fees - R-5	56	N/A	107
Shareholder reports - Class A	15	3	38
Shareholder reports - Class B	1	–	2
Shareholder reports - Class C	1	1	2
Shareholder reports - Class J	33	N/A	36
Shareholder reports - Institutional	1	N/A	9
Transfer agent fees - Class A	116	35	293
Transfer agent fees - Class B	8	4	17
Transfer agent fees - Class C	10	5	16
Transfer agent fees - Class J	110	N/A	150
Transfer agent fees - Class P	N/A	N/A	1
Transfer agent fees - Institutional	1	N/A	63
Custodian fees	12	1	330
Directors' expenses	20	2	39
Interest expense and fees	–	39	–
Professional fees	13	11	26
Other expenses	7	1	16
Total Gross Expenses	7,193	755	23,414
Less: Reimbursement from Manager - Class A	83	–	–
Less: Reimbursement from Manager - Class B	16	10	13
Less: Reimbursement from Manager - Class C	11	–	11
Less: Reimbursement from Manager - Class P	N/A	N/A	7
Less: Reimbursement from Manager - Institutional	10	N/A	–
Less: Reimbursement from Distributor - Class J	61	N/A	73
Total Net Expenses	7,012	745	23,310
Net Investment Income (Loss)	29,526	3,757	42,428

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements
Net realized gain (loss) from:
Investment transactions	4,142	(1,333)	110,418
Foreign currency transactions	(48)	–	(1,251)
Futures contracts	(199)	–	–
Swap agreements	(2,776)	–	–
Change in unrealized appreciation/depreciation of:
Investments	25,170	8,658	37,801
Futures contracts	260	–	–
Swap agreements	912	–	–
Translation of assets and liabilities in foreign currencies	30	–	185
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements	27,491	7,325	147,153
Net Increase (Decrease) in Net Assets Resulting from Operations	$57,017	$11,082	$189,581

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Equity Income Fund	Global Diversified Income Fund	Global Real Estate Securities Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$98,670	$60,507	$23,777
Withholding tax	(3,097)	(2,038)	(1,249)
Interest	17	169,140	2
Total Income	95,590	227,609	22,530
Expenses:
Management and investment advisory fees	13,767	29,370	7,368
Distribution fees - Class A	1,178	3,247	98
Distribution fees - Class B	238	N/A	N/A
Distribution fees - Class C	843	11,884	154
Distribution fees - R-1	6	N/A	N/A
Distribution fees - R-2	13	N/A	N/A
Distribution fees - R-3	93	N/A	N/A
Distribution fees - R-4	27	N/A	N/A
Administrative service fees - R-1	5	N/A	N/A
Administrative service fees - R-2	9	N/A	N/A
Administrative service fees - R-3	26	N/A	N/A
Administrative service fees - R-4	8	N/A	N/A
Administrative service fees - R-5	7	N/A	N/A
Registration fees - Class A	17	43	13
Registration fees - Class B	8	N/A	N/A
Registration fees - Class C	10	38	13
Registration fees - Class P	11	36	14
Registration fees - Institutional	13	18	53
Service fees - R-1	5	N/A	N/A
Service fees - R-2	11	N/A	N/A
Service fees - R-3	93	N/A	N/A
Service fees - R-4	67	N/A	N/A
Service fees - R-5	184	N/A	N/A
Shareholder reports - Class A	57	174	6
Shareholder reports - Class B	8	N/A	N/A
Shareholder reports - Class C	8	140	2
Shareholder reports - Class P	3	100	2
Shareholder reports - Institutional	3	24	14
Transfer agent fees - Class A	580	1,109	51
Transfer agent fees - Class B	53	N/A	N/A
Transfer agent fees - Class C	82	1,055	20
Transfer agent fees - Class P	32	876	27
Transfer agent fees - Institutional	90	150	75
Custodian fees	13	107	49
Directors' expenses	42	63	13
Dividends and interest on securities sold short	–	1,997	–
Professional fees	11	14	11
Other expenses	21	51	4
Total Expenses	17,642	50,496	7,987
Net Investment Income (Loss)	77,948	177,113	14,543

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements
Net realized gain (loss) from:
Investment transactions	93,318	101,490	19,459
Foreign currency transactions	(7)	(7,357)	1
Options and swaptions	–	(6,763)	–
Change in unrealized appreciation/depreciation of:
Investments	352,812	211,564	34,084
Options and swaptions	–	634	–
Translation of assets and liabilities in foreign currencies	1	(570)	13
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements	446,124	298,998	53,557
Net Increase (Decrease) in Net Assets Resulting from Operations	$524,072	$476,111	$68,100

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Government & High Quality Bond Fund	High Yield Fund	High Yield Fund I
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$1,368	$824
Interest	26,494	135,526	49,119
Total Income	26,494	136,894	49,943
Expenses:
Management and investment advisory fees	4,315	10,463	5,000
Distribution fees - Class A	440	2,419	42
Distribution fees - Class B	26	155	N/A
Distribution fees - Class C	357	2,706	N/A
Distribution fees - Class J	217	N/A	N/A
Distribution fees - R-1	5	N/A	N/A
Distribution fees - R-2	8	N/A	N/A
Distribution fees - R-3	21	N/A	N/A
Distribution fees - R-4	5	N/A	N/A
Administrative service fees - R-1	4	N/A	N/A
Administrative service fees - R-2	5	N/A	N/A
Administrative service fees - R-3	6	N/A	N/A
Administrative service fees - R-4	1	N/A	N/A
Administrative service fees - R-5	1	N/A	N/A
Registration fees - Class A	23	38	16
Registration fees - Class B	8	9	N/A
Registration fees - Class C	9	14	N/A
Registration fees - Class J	10	N/A	N/A
Registration fees - Class P	7	31	N/A
Registration fees - Institutional	11	40	35
Service fees - R-1	4	N/A	N/A
Service fees - R-2	6	N/A	N/A
Service fees - R-3	21	N/A	N/A
Service fees - R-4	13	N/A	N/A
Service fees - R-5	23	N/A	N/A
Shareholder reports - Class A	30	118	–
Shareholder reports - Class B	1	4	N/A
Shareholder reports - Class C	5	38	N/A
Shareholder reports - Class J	22	N/A	N/A
Shareholder reports - Class P	–	40	N/A
Shareholder reports - Institutional	1	37	5
Transfer agent fees - Class A	237	1,326	27
Transfer agent fees - Class B	12	26	N/A
Transfer agent fees - Class C	44	268	N/A
Transfer agent fees - Class J	87	N/A	N/A
Transfer agent fees - Class P	4	321	N/A
Transfer agent fees - Institutional	13	270	33
Custodian fees	4	9	11
Directors' expenses	15	34	13
Professional fees	12	14	12
Other expenses	8	25	8
Total Gross Expenses	6,041	18,405	5,202
Less: Reimbursement from Manager - Class A	–	–	15
Less: Reimbursement from Manager - Class B	18	–	N/A
Less: Reimbursement from Manager - Class C	14	–	N/A
Less: Reimbursement from Manager - Class P	4	–	N/A
Less: Reimbursement from Manager - R-1	1	N/A	N/A
Less: Reimbursement from Manager - R-2	2	N/A	N/A
Less: Reimbursement from Manager - R-3	8	N/A	N/A
Less: Reimbursement from Manager - R-4	5	N/A	N/A
Less: Reimbursement from Manager - R-5	9	N/A	N/A
Less: Reimbursement from Distributor - Class A	176	–	–
Less: Reimbursement from Distributor - Class J	50	N/A	N/A
Total Net Expenses	5,754	18,405	5,187
Net Investment Income (Loss)	20,740	118,489	44,756

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements
Net realized gain (loss) from:
Investment transactions	3,829	39,253	9,177
Foreign currency transactions	–	(289)	(14)
Change in unrealized appreciation/depreciation of:
Investments	(656)	25,127	9,346
Translation of assets and liabilities in foreign currencies	–	298	(2)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements	3,173	64,389	18,507
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,913	$182,878	$63,263

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Income Fund	Inflation Protection Fund	International Emerging Markets Fund

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$–	$18,270
Withholding tax	–	–	(2,465)
Interest	53,347	3,164	6
Total Income	53,347	3,164	15,811
Expenses:
Management and investment advisory fees	6,030	1,617	10,712
Distribution fees - Class A	346	20	116
Distribution fees - Class B	41	N/A	20
Distribution fees - Class C	339	23	52
Distribution fees - Class J	135	14	212
Distribution fees - R-1	11	2	7
Distribution fees - R-2	2	1	9
Distribution fees - R-3	27	7	22
Distribution fees - R-4	9	1	9
Administrative service fees - R-1	9	1	5
Administrative service fees - R-2	1	1	6
Administrative service fees - R-3	8	2	6
Administrative service fees - R-4	3	–	3
Administrative service fees - R-5	1	1	2
Registration fees - Class A	17	9	9
Registration fees - Class B	8	N/A	8
Registration fees - Class C	9	8	8
Registration fees - Class J	11	9	9
Registration fees - Class P	8	N/A	7
Registration fees - Institutional	17	13	21
Service fees - R-1	8	1	5
Service fees - R-2	2	1	7
Service fees - R-3	27	7	22
Service fees - R-4	21	2	22
Service fees - R-5	38	9	40
Shareholder reports - Class A	20	3	23
Shareholder reports - Class B	1	N/A	3
Shareholder reports - Class C	6	1	3
Shareholder reports - Class J	8	2	34
Shareholder reports - Institutional	9	–	15
Transfer agent fees - Class A	171	16	135
Transfer agent fees - Class B	11	N/A	13
Transfer agent fees - Class C	52	7	19
Transfer agent fees - Class J	58	11	115
Transfer agent fees - Class P	6	N/A	2
Transfer agent fees - Institutional	56	1	65
Custodian fees	3	3	314
Directors' expenses	20	7	15
Professional fees	12	12	30
Other expenses	8	4	9
Total Gross Expenses	7,569	1,816	12,134
Less: Reimbursement from Manager - Class A	–	8	20
Less: Reimbursement from Manager - Class B	3	N/A	12
Less: Reimbursement from Manager - Class C	–	10	–
Less: Reimbursement from Manager - Class P	3	N/A	8
Less: Reimbursement from Distributor - Class J	31	3	50
Total Net Expenses	7,532	1,795	12,044
Net Investment Income (Loss)	45,815	1,369	3,767

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements
Net realized gain (loss) from:
Investment transactions	8,073	(1,719)	(42,776)
Foreign currency transactions	–	(913)	(720)
Futures contracts	–	(1,563)	–
Options and swaptions	–	125	–
Swap agreements	–	(462)	–
Change in unrealized appreciation/depreciation of:
Investments	21,385	11,304	(30,339)
Futures contracts	–	(1,831)	–
Options and swaptions	–	(104)	–
Swap agreements	–	253	–
Translation of assets and liabilities in foreign currencies	–	(529)	79
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements	29,458	4,561	(73,756)
Net Increase (Decrease) in Net Assets Resulting from Operations	$75,273	$5,930	$(69,989)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	LargeCap Growth Fund	LargeCap Growth Fund I	LargeCap S&P 500 Index Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$16,401	$30,500	$38,474
Withholding tax	(95)	(127)	(15)
Interest	10	32	14
Total Income	16,316	30,405	38,473
Expenses:
Management and investment advisory fees	9,747	21,573	2,874
Distribution fees - Class A	446	4	164
Distribution fees - Class B	33	N/A	N/A
Distribution fees - Class C	75	N/A	98
Distribution fees - Class J	93	158	707
Distribution fees - R-1	12	15	32
Distribution fees - R-2	10	31	61
Distribution fees - R-3	27	199	288
Distribution fees - R-4	9	50	94
Administrative service fees - R-1	10	12	26
Administrative service fees - R-2	7	20	41
Administrative service fees - R-3	8	56	81
Administrative service fees - R-4	3	15	28
Administrative service fees - R-5	3	13	18
Registration fees - Class A	13	9	11
Registration fees - Class B	8	N/A	N/A
Registration fees - Class C	8	N/A	9
Registration fees - Class J	9	11	12
Registration fees - Class P	7	N/A	N/A
Registration fees - Institutional	38	54	21
Service fees - R-1	9	10	23
Service fees - R-2	9	26	51
Service fees - R-3	27	199	288
Service fees - R-4	22	124	236
Service fees - R-5	88	341	466
Shareholder reports - Class A	50	–	25
Shareholder reports - Class B	2	N/A	N/A
Shareholder reports - Class C	1	N/A	1
Shareholder reports - Class J	9	11	46
Shareholder reports - Institutional	5	12	10
Transfer agent fees - Class A	355	4	190
Transfer agent fees - Class B	16	N/A	N/A
Transfer agent fees - Class C	14	N/A	12
Transfer agent fees - Class J	39	78	208
Transfer agent fees - Class P	4	N/A	N/A
Transfer agent fees - Institutional	268	444	63
Custodian fees	2	11	6
Directors' expenses	24	53	30
Professional fees	10	11	10
Other expenses	9	26	30
Total Gross Expenses	11,529	23,570	6,260
Less: Reimbursement from Manager	–	572	–
Less: Reimbursement from Manager - Class A	–	6	–
Less: Reimbursement from Manager - Class B	5	N/A	N/A
Less: Reimbursement from Manager - Class C	–	N/A	8
Less: Reimbursement from Manager - Class P	1	N/A	N/A
Less: Reimbursement from Distributor - Class J	21	35	159
Total Net Expenses	11,502	22,957	6,093
Net Investment Income (Loss)	4,814	7,448	32,380

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements
Net realized gain (loss) from:
Investment transactions	167,806	390,697	56,463
Futures contracts	–	18,755	8,677
Change in unrealized appreciation/depreciation of:
Investments	(91,065)	(148,883)	208,056
Futures contracts	–	(4,160)	(2,687)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements	76,741	256,409	270,509
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,555	$263,857	$302,889

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	LargeCap Value Fund	MidCap Fund	Money Market Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$33,813	$45,018	$–
Withholding tax	(43)	(488)	–
Interest	7	4	913
Total Income	33,777	44,534	913
Expenses:
Management and investment advisory fees	6,939	22,901	2,138
Distribution fees - Class A	256	2,505	N/A
Distribution fees - Class B	8	74	27
Distribution fees - Class C	38	1,746	94
Distribution fees - Class J	110	450	330
Distribution fees - R-1	3	39	N/A
Distribution fees - R-2	6	63	N/A
Distribution fees - R-3	5	191	N/A
Distribution fees - R-4	1	81	N/A
Administrative service fees - R-1	2	31	N/A
Administrative service fees - R-2	4	42	N/A
Administrative service fees - R-3	1	54	N/A
Administrative service fees - R-4	–	24	N/A
Administrative service fees - R-5	1	11	N/A
Registration fees - Class A	11	33	44
Registration fees - Class B	8	8	9
Registration fees - Class C	8	18	10
Registration fees - Class J	9	11	19
Registration fees - Class P	N/A	48	N/A
Registration fees - Institutional	37	98	16
Service fees - R-1	2	28	N/A
Service fees - R-2	5	52	N/A
Service fees - R-3	5	191	N/A
Service fees - R-4	3	203	N/A
Service fees - R-5	11	277	N/A
Shareholder reports - Class A	11	170	31
Shareholder reports - Class B	1	5	1
Shareholder reports - Class C	–	25	1
Shareholder reports - Class J	9	31	52
Shareholder reports - Class P	N/A	87	N/A
Shareholder reports - Institutional	10	75	1
Transfer agent fees - Class A	178	1,353	281
Transfer agent fees - Class B	8	26	9
Transfer agent fees - Class C	9	202	13
Transfer agent fees - Class J	50	105	181
Transfer agent fees - Class P	N/A	542	N/A
Transfer agent fees - Institutional	61	811	7
Custodian fees	4	17	4
Directors' expenses	26	57	10
Professional fees	9	10	12
Other expenses	6	34	7
Total Gross Expenses	7,855	32,729	3,297
Less: Reimbursement from Manager - Class A	–	–	885
Less: Reimbursement from Manager - Class B	11	3	46
Less: Reimbursement from Manager - Class C	6	–	46
Less: Reimbursement from Manager - Class J	–	–	880
Less: Reimbursement from Manager - Institutional	–	–	419
Less: Reimbursement from Distributor - Class B	–	–	7
Less: Reimbursement from Distributor - Class C	–	–	94
Less: Reimbursement from Distributor - Class J	25	103	9
Total Net Expenses	7,813	32,623	911
Net Investment Income (Loss)	25,964	11,911	2

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements
Net realized gain (loss) from:
Investment transactions	172,344	141,417	215
Foreign currency transactions	–	30	–
Futures contracts	3,267	–	–
Change in unrealized appreciation/depreciation of:
Investments	54,371	141,066	–
Futures contracts	(1,436)	–	–
Translation of assets and liabilities in foreign currencies	–	(1)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements	228,546	282,512	215
Net Increase (Decrease) in Net Assets Resulting from Operations	$254,510	$294,423	$217

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Principal Capital Appreciation Fund	Real Estate Securities Fund	Short-Term Income Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$20,772	$15,739	$ –
Withholding tax	(101)	–	–
Interest	6	1	20,274
Total Income	20,677	15,740	20,274
Expenses:
Management and investment advisory fees	5,241	5,791	4,026
Distribution fees - Class A	935	197	247
Distribution fees - Class B	146	17	N/A
Distribution fees - Class C	188	133	497
Distribution fees - Class J	N/A	219	191
Distribution fees - R-1	3	10	3
Distribution fees - R-2	3	21	3
Distribution fees - R-3	26	58	14
Distribution fees - R-4	7	24	2
Administrative service fees - R-1	2	8	2
Administrative service fees - R-2	2	14	2
Administrative service fees - R-3	7	17	4
Administrative service fees - R-4	2	7	1
Administrative service fees - R-5	2	6	–
Registration fees - Class A	11	13	21
Registration fees - Class B	9	8	N/A
Registration fees - Class C	9	8	10
Registration fees - Class J	N/A	10	12
Registration fees - Class P	10	9	8
Registration fees - Institutional	15	40	27
Service fees - R-1	2	7	2
Service fees - R-2	3	18	2
Service fees - R-3	26	58	14
Service fees - R-4	18	60	6
Service fees - R-5	42	154	6
Shareholder reports - Class A	54	19	28
Shareholder reports - Class B	7	1	N/A
Shareholder reports - Class C	3	2	5
Shareholder reports - Class J	N/A	31	12
Shareholder reports - Class P	1	1	1
Shareholder reports - Institutional	3	29	12
Transfer agent fees - Class A	428	159	229
Transfer agent fees - Class B	39	10	N/A
Transfer agent fees - Class C	26	26	57
Transfer agent fees - Class J	N/A	104	69
Transfer agent fees - Class P	9	18	19
Transfer agent fees - Institutional	15	201	93
Custodian fees	5	2	3
Directors' expenses	18	12	16
Professional fees	9	9	12
Other expenses	8	10	9
Total Gross Expenses	7,334	7,541	5,665
Less: Reimbursement from Manager - Class B	–	14	N/A
Less: Reimbursement from Distributor - Class J	N/A	49	44
Total Net Expenses	7,334	7,478	5,621
Net Investment Income (Loss)	13,343	8,262	14,653

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements
Net realized gain (loss) from:
Investment transactions	37,593	14,596	2,632
Change in unrealized appreciation/depreciation of:
Investments	124,102	105,348	(2,798)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements	161,695	119,944	(166)
Net Increase (Decrease) in Net Assets Resulting from Operations	$175,038	$128,206	$14,487

See accompanying notes.

STATEMENTS OF OPERATIONS PRINCIPAL FUNDS, INC. Six Months Ended April 30, 2014 (unaudited)

	SmallCap Blend Fund	Tax-Exempt Bond Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$2,837	$–
Interest	2	5,559
Total Income	2,839	5,559
Expenses:
Management and investment advisory fees	1,927	471
Distribution fees - Class A	237	250
Distribution fees - Class B	16	4
Distribution fees - Class C	71	43
Distribution fees - Class J	328	N/A
Distribution fees - R-1	4	N/A
Distribution fees - R-2	5	N/A
Distribution fees - R-3	8	N/A
Distribution fees - R-4	2	N/A
Administrative service fees - R-1	3	N/A
Administrative service fees - R-2	3	N/A
Administrative service fees - R-3	2	N/A
Administrative service fees - R-4	1	N/A
Administrative service fees - R-5	1	N/A
Registration fees - Class A	11	18
Registration fees - Class B	8	9
Registration fees - Class C	8	9
Registration fees - Class J	10	N/A
Registration fees - Institutional	8	N/A
Service fees - R-1	3	N/A
Service fees - R-2	4	N/A
Service fees - R-3	8	N/A
Service fees - R-4	5	N/A
Service fees - R-5	16	N/A
Shareholder reports - Class A	26	6
Shareholder reports - Class B	2	–
Shareholder reports - Class C	1	–
Shareholder reports - Class J	29	N/A
Shareholder reports - Institutional	1	N/A
Transfer agent fees - Class A	188	50
Transfer agent fees - Class B	10	3
Transfer agent fees - Class C	14	7
Transfer agent fees - Class J	116	N/A
Transfer agent fees - Institutional	2	N/A
Custodian fees	3	1
Directors' expenses	5	3
Interest expense and fees	–	30
Professional fees	10	11
Other expenses	3	2
Total Gross Expenses	3,099	917
Less: Reimbursement from Manager - Class B	11	12
Less: Reimbursement from Manager - Class C	–	10
Less: Reimbursement from Distributor - Class J	74	N/A
Total Net Expenses	3,014	895
Net Investment Income (Loss)	(175)	4,664

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements
Net realized gain (loss) from:
Investment transactions	37,141	(1,469)
Futures contracts	1,054	–
Change in unrealized appreciation/depreciation of:
Investments	(3,914)	8,043
Futures contracts	(383)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, and Swap agreements	33,898	6,574
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,723	$11,238

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Bond & Mortgage Securities Fund

											Period Ended April 30, 2014				Year Ended October 31, 2013

Operations
Net investment income (loss)											$		29,526		$58,461
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements													1,119		7,099
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies													26,372		(72,773)
			Net Increase (Decrease) in Net Assets Resulting from Operations										57,017		(7,213)

Dividends and Distributions to Shareholders
From net investment income											(30,979)				(57,577)
							Total Dividends and Distributions				(30,979)				(57,577)

Capital Share Transactions
Net increase (decrease) in capital share transactions											243,213				60,118
					Total Increase (Decrease) in Net Assets						269,251				(4,672)

Net Assets
Beginning of period											2,343,387				2,348,059
End of period (including undistributed net investment income as set forth below)											$2,612,638				$2,343,387
Undistributed (overdistributed) net investment income (loss)											$		3,994		$5,447

	Class A		Class B	Class C	Class J		Institutional		R-1	R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$6,654	$	– $	332	$5,851		$292,157		$553	$605	$2,861		$2,159		$5,980
Reinvested	1,158		11	45	1,889		26,411		52	129	339		322		547
Redeemed	(11,587)		(399)	(1,036)	(15,341)		(55,955)		(800)	(3,462)	(5,250)		(5,269)		(5,743)
Net Increase (Decrease)	$(3,775	) $	(388) $	(659) $	(7,601	) $	262,613		$(195) $	(2,728) $	(2,050)		$(2,788) $		784
Shares:
Sold	616		–	31	538		26,912		51	57	267		198		557
Reinvested	107		1	4	174		2,443		5	12	31		29		51
Redeemed	(1,073)		(37)	(96)	(1,413)		(5,193)		(74)	(325)	(489)		(483)		(535)
Net Increase (Decrease)	(350)		(36)	(61)	(701)		24,162		(18)	(256)	(191)		(256)		73
Year Ended October 31, 2013
Dollars:
Sold	$9,361		$129	$2,197	$15,375		$276,745		$1,034	$3,498	$6,326		$5,640		$10,847
Reinvested	2,413		37	100	3,938		47,838		142	308	699		741		1,207
Redeemed	(29,381)		(2,215)	(3,946)	(41,392)		(175,397)		(6,614)	(7,729)	(12,211)		(12,276)		(37,296)
Net Increase (Decrease)	$(17,607	) $	(2,049) $	(1,649)	$(22,079)		$149,186		$(5,438) $	(3,923) $	(5,186)		$(5,895)		$(25,242)
Shares:
Sold	853		12	199	1,391		25,228		94	320	581		506		997
Reinvested	221		3	9	359		4,390		13	29	64		67		111
Redeemed	(2,699)		(201)	(362)	(3,772)		(16,100)		(604)	(713)	(1,121)		(1,113)		(3,411)
Net Increase (Decrease)	(1,625)		(186)	(154)	(2,022)		13,518		(497)	(364)	(476)		(540)		(2,303)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,216	) $	(11) $	(48) $	(1,901	) $	(26,414	) $	(52) $	(129) $	(339	) $	(322	) $	(547)
From net realized gain on
investments	–		–	–	–		–		–	–	–		–		–
Total Dividends and Distributions $	(1,216	) $	(11) $	(48) $	(1,901	) $	(26,414	) $	(52) $	(129) $	(339	) $	(322	) $	(547)
Year Ended October 31, 2013
From net investment
income	$(2,516	) $	(38) $	(110) $	(3,974	) $	(47,842	) $	(142) $	(308) $	(699	) $	(741	) $	(1,207)
From net realized gain on
investments	–		–	–	–		–		–	–	–		–		–
Total Dividends and Distributions $	(2,516	) $	(38) $	(110) $	(3,974	) $	(47,842	) $	(142) $	(308) $	(699	) $	(741	) $	(1,207)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						California Municipal Fund

						Period Ended April 30, 2014	Year Ended October 31, 2013

Operations
Net investment income (loss)						$3,757	$8,971
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements						(1,333)	16
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies						8,658	(15,089)
			Net Increase (Decrease) in Net Assets Resulting from Operations			11,082	(6,102)

Dividends and Distributions to Shareholders
From net investment income						(3,656)	(9,071)
					Total Dividends and Distributions	(3,656)	(9,071)

Capital Share Transactions
Net increase (decrease) in capital share transactions						13,715	(36,426)
					Total Increase (Decrease) in Net Assets	21,141	(51,599)

Net Assets
Beginning of period						172,704	224,303
End of period (including undistributed net investment income as set forth below)						$193,845	$172,704
Undistributed (overdistributed) net investment income (loss)						$508	$407

	Class A		Class B		Class C
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$29,568		$2		$1,780
Reinvested	3,171		12		140
Redeemed	(18,969)		(372)		(1,617)
Net Increase (Decrease)	$13,770		$(358	) $	303
Shares:
Sold	2,939		–		180
Reinvested	320		1		14
Redeemed	(1,936)		(37)		(162)
Net Increase (Decrease)	1,323		(36)		32
Year Ended October 31, 2013
Dollars:
Sold	$34,654		$1		$2,402
Reinvested	7,791		41		319
Redeemed	(76,695)		(795)		(4,144)
Net Increase (Decrease)	$(34,250	) $	(753	) $	(1,423)
Shares:
Sold	3,358		–		231
Reinvested	766		4		32
Redeemed	(7,655)		(78)		(415)
Net Increase (Decrease)	(3,531)		(74)		(152)

Distributions:
Period Ended April 30, 2014
From net investment income $	(3,495	) $	(13	) $	(148)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(3,495	) $	(13	) $	(148)
Year Ended October 31, 2013
From net investment income $	(8,694	) $	(41	) $	(336)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(8,694	) $	(41	) $	(336)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														Diversified International Fund

														Period Ended April 30, 2014				Year Ended October 31, 2013

Operations
Net investment income (loss)																$42,428		$		76,677
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements														109,167					159,483
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies																37,986			582,735
			Net Increase (Decrease) in Net Assets Resulting from Operations											189,581					818,895

Dividends and Distributions to Shareholders
From net investment income														(95,806)					(73,597)
									Total Dividends and Distributions					(95,806)					(73,597)

Capital Share Transactions
Net increase (decrease) in capital share transactions														309,600					692,021
							Total Increase (Decrease) in Net Assets							403,375				1,437,319

Net Assets
Beginning of period														4,904,797				3,467,478
End of period (including undistributed net investment income as set forth below)														$5,308,172				$4,904,797
Undistributed (overdistributed) net investment income (loss)																$8,195		$		61,573

	Class A		Class B		Class C		Class J		Class P	Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$12,202		$33		$1,850		$8,980		$1,635		$382,854	$505		$855		$2,730		$3,295		$11,112
Reinvested	3,534		3		111		3,246		29		85,163	69		144		808		821		1,444
Redeemed	(19,412)		(1,078)		(1,330)		(14,061)		(547)		(142,970)	(850)		(3,194)		(5,995)		(12,210)		(10,176)
Net Increase (Decrease)	$(3,676	) $	(1,042	) $	631		$(1,835	) $	1,117		$325,047	$(276	) $	(2,195	) $	(2,457	) $	(8,094)		$2,380
Shares:
Sold	1,031		3		157		766		138		32,452	43		73		232		276		938
Reinvested	297		–		9		276		3		7,205	6		12		68		68		121
Redeemed	(1,633)		(90)		(112)		(1,201)		(46)		(12,076)	(73)		(271)		(510)		(1,025)		(844)
Net Increase (Decrease)	(305)		(87)		54		(159)		95		27,581	(24)		(186)		(210)		(681)		215
Year Ended October 31, 2013
Dollars:
Sold	$19,679		$50		$2,649		$15,285		$1,439	$1,021,842		$1,169		$1,631		$7,398		$8,700		$12,163
Reinvested	3,308		9		88		3,020		13		63,363	94		172		903		758		1,501
Redeemed	(38,997)		(2,798)		(2,006)		(31,892)		(864)		(338,536)	(3,521)		(5,251)		(15,122)		(8,104)		(26,122)
Net Increase (Decrease)	$(16,010	) $	(2,739	) $	731	$(13,587		) $	588		$746,669	$(2,258	) $	(3,448	) $	(6,821	) $	1,354	$(12,458)
Shares:
Sold	1,822		4		241		1,423		134		95,501	111		154		707		806		1,128
Reinvested	323		1		9		298		1		6,218	9		17		89		73		146
Redeemed	(3,661)		(260)		(186)		(3,023)		(82)		(31,380)	(331)		(504)		(1,412)		(743)		(2,460)
Net Increase (Decrease)	(1,516)		(255)		64		(1,302)		53		70,339	(211)		(333)		(616)		136		(1,186)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(3,910	) $	(3	) $	(116	) $	(3,248	) $	(36	) $	(85,207)	$(69	) $	(144	) $	(808	) $	(821	) $	(1,444)
From net realized gain on
investments	–		–		–		–		–		–	–		–		–		–		–
Total Dividends and Distributions $	(3,910	) $	(3	) $	(116	) $	(3,248	) $	(36	) $	(85,207)	$(69	) $	(144	) $	(808	) $	(821	) $	(1,444)
Year Ended October 31, 2013
From net investment
income	$(3,622	) $	(9	) $	(93	) $	(3,023	) $	(19	) $	(63,403)	$(94	) $	(172	) $	(903	) $	(758	) $	(1,501)
From net realized gain on
investments	–		–		–		–		–		–	–		–		–		–		–
Total Dividends and Distributions $	(3,622	) $	(9	) $	(93	) $	(3,023	) $	(19	) $	(63,403)	$(94	) $	(172	) $	(903	) $	(758	) $	(1,501)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															Equity Income Fund

															Period Ended April 30, 2014			Year Ended October 31, 2013

Operations
Net investment income (loss)															$		77,948			$137,876
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements																	93,311			88,916
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies															352,813					737,128
			Net Increase (Decrease) in Net Assets Resulting from Operations												524,072					963,920

Dividends and Distributions to Shareholders
From net investment income															(64,624)					(131,857)
									Total Dividends and Distributions						(64,624)					(131,857)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(16,590)					209,818
							Total Increase (Decrease) in Net Assets								442,858					1,041,881

Net Assets
Beginning of period															5,280,584					4,238,703
End of period (including undistributed net investment income as set forth below)															$5,723,442					$5,280,584
Undistributed (overdistributed) net investment income (loss)															$		39,895			$26,571

	Class A		Class B		Class C		Class P		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$85,496		$202		$17,087		$17,921		$113,755		$308		$787		$6,259		$5,081		$12,051
Reinvested	9,675		257		1,032		895		48,642		29		66		733		583		1,676
Redeemed	(101,214)		(16,096)		(11,723)		(11,111)		(177,463)		(543)		(1,039)		(5,425)		(3,821)		(10,690)
Net Increase (Decrease)	$(6,043)		$(15,637)		$6,396		$7,705		$(15,066)		$(206)		$(186	) $	1,567		$1,843		$3,037
Shares:
Sold	3,561		8		728		746		4,722		13		33		259		213		500
Reinvested	395		11		43		37		1,986		1		3		30		24		69
Redeemed	(4,214)		(667)		(499)		(462)		(7,373)		(23)		(44)		(226)		(158)		(445)
Net Increase (Decrease)	(258)		(648)		272		321		(665)		(9)		(8)		63		79		124
Year Ended October 31, 2013
Dollars:
Sold	$213,618		$753		$45,688		$38,635		$428,350		$1,397		$2,370		$23,765		$18,544		$31,614
Reinvested	19,264		927		1,955		1,454		99,904		66		156		1,388		1,118		3,317
Redeemed	(164,866)		(29,112)		(21,260)		(18,684)		(450,676)		(1,131)		(2,669)		(7,293)		(8,148)		(20,626)
Net Increase (Decrease)	$68,016	$(27,432)			$26,383		$21,405		$77,578		$332		$(143	) $	17,860		$11,514		$14,305
Shares:
Sold	9,987		36		2,140		1,811		20,305		67		114		1,126		903		1,493
Reinvested	915		45		95		69		4,740		3		7		66		53		157
Redeemed	(7,759)		(1,373)		(1,024)		(872)		(20,798)		(55)		(125)		(343)		(382)		(983)
Net Increase (Decrease)	3,143		(1,292)		1,211		1,008		4,247		15		(4)		849		574		667

Distributions:
Period Ended April 30, 2014
From net investment
income	$(10,006	) $	(263	) $	(1,246	) $	(1,107	) $	(48,902	) $	(29	) $	(79	) $	(733	) $	(583	) $	(1,676)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(10,006	) $	(263	) $	(1,246	) $	(1,107	) $	(48,902	) $	(29	) $	(79	) $	(733	) $	(583	) $	(1,676)
Year Ended October 31, 2013
From net investment
income	$(19,995	) $	(951	) $	(2,373	) $	(1,835) $ (100,637) $				(66	) $	(177	) $	(1,388	) $	(1,118	) $	(3,317)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(19,995	) $	(951	) $	(2,373	) $	(1,835) $ (100,637) $				(66	) $	(177	) $	(1,388	) $	(1,118	) $	(3,317)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Global Diversified Income Fund

					Period Ended April 30, 2014	Year Ended October 31, 2013

Operations
Net investment income (loss)					$177,113	$334,497
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements					87,370	10,186
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies					211,628	61,531
		Net Increase (Decrease) in Net Assets Resulting from Operations			476,111	406,214

Dividends and Distributions to Shareholders
From net investment income					(193,305)	(329,143)
From net realized gain on investments					–	(51,304)
				Total Dividends and Distributions	(193,305)	(380,447)

Capital Share Transactions
Net increase (decrease) in capital share transactions					225,202	2,734,922
				Total Increase (Decrease) in Net Assets	508,008	2,760,689

Net Assets
Beginning of period					8,192,630	5,431,941
End of period (including undistributed net investment income as set forth below)					$8,700,638	$8,192,630
Undistributed (overdistributed) net investment income (loss)					$37,514	$53,706

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$360,434	$269,172	$472,535	$263,051
Reinvested	55,203	36,258	38,734	23,340
Redeemed	(469,046)	(237,809)	(485,262)	(101,408)
Net Increase (Decrease)	$(53,409)	$67,621	$26,007	$184,983
Shares:
Sold	25,128	18,842	33,075	18,343
Reinvested	3,861	2,549	2,720	1,636
Redeemed	(32,802)	(16,712)	(34,134)	(7,138)
Net Increase (Decrease)	(3,813)	4,679	1,661	12,841
Year Ended October 31, 2013
Dollars:
Sold	$1,677,170	$1,092,053	$1,746,491	$253,054
Reinvested	122,647	68,956	60,366	46,062
Redeemed	(1,159,172)	(331,824)	(661,608)	(179,273)
Net Increase (Decrease)	$640,645	$829,185	$1,145,249	$119,843
Shares:
Sold	118,055	77,197	124,277	17,936
Reinvested	8,697	4,916	4,306	3,279
Redeemed	(82,763)	(23,682)	(47,183)	(12,763)
Net Increase (Decrease)	43,989	58,431	81,400	8,452

Distributions:
Period Ended April 30, 2014
From net investment
income	$(62,811)	$(48,934)	$(57,497)	$(24,063)
From net realized gain
on investments	–	–	–	–
Total Dividends and
Distributions	$(62,811)	$(48,934)	$(57,497)	$(24,063)
Year Ended October 31, 2013
From net investment
income	$(119,569)	$(80,510)	$(87,494)	$(41,570)
From net realized gain
on investments	(18,897)	(14,535)	(11,126)	(6,746)
Total Dividends and
Distributions	$(138,466)	$(95,045)	$(98,620)	$(48,316)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Real Estate Securities Fund

							Period Ended April 30, 2014		Year Ended October 31, 2013

Operations
Net investment income (loss)								$14,543	$24,616
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements								19,460	75,494
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies								34,097	78,134
			Net Increase (Decrease) in Net Assets Resulting from Operations					68,100	178,244

Dividends and Distributions to Shareholders
From net investment income								(25,916)	(66,419)
From net realized gain on investments								(52,789)	(20,475)
							Total Dividends and Distributions	(78,705)	(86,894)

Capital Share Transactions
Net increase (decrease) in capital share transactions								294,384	414,241
							Total Increase (Decrease) in Net Assets	283,779	505,591

Net Assets
Beginning of period								1,616,299	1,110,708
End of period (including undistributed net investment income as set forth below)								$1,900,078	$1,616,299
Undistributed (overdistributed) net investment income (loss)								$(26,765)	$(15,392)

	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$35,089		$14,198		$42,554		$237,948
Reinvested	3,493		1,233		2,177		68,106
Redeemed	(15,388)		(2,291)		(18,955)		(73,780)
Net Increase (Decrease)	$23,194		$13,140		$25,776		$232,274
Shares:
Sold	4,449		1,832		5,045		28,309
Reinvested	453		165		266		8,328
Redeemed	(1,947)		(297)		(2,290)		(8,748)
Net Increase (Decrease)	2,955		1,700		3,021		27,889
Year Ended October 31, 2013
Dollars:
Sold	$68,522		$21,830		$52,059		$476,932
Reinvested	2,558		358		548		82,305
Redeemed	(23,288)		(3,006)		(10,009)		(254,568)
Net Increase (Decrease)	$47,792		$19,182		$42,598		$304,669
Shares:
Sold	8,430		2,735		6,073		56,216
Reinvested	326		47		66		9,937
Redeemed	(2,944)		(380)		(1,179)		(29,658)
Net Increase (Decrease)	5,812		2,402		4,960		36,495

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,101	) $	(349	) $	(897	) $	(23,569)
From net realized gain on
investments	(2,514)		(994)		(1,879)		(47,402)
Total Dividends and
Distributions	$(3,615	) $	(1,343	) $	(2,776	) $	(70,971)
Year Ended October 31, 2013
From net investment
income	$(2,027	) $	(345	) $	(738	) $	(63,309)
From net realized gain on
investments	(599)		(112)		(142)		(19,622)
Total Dividends and
Distributions	$(2,626	) $	(457	) $	(880	) $	(82,931)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

														Government & High Quality Bond Fund
Amounts in thousands

														Period Ended April 30, 2014					Year Ended October 31, 2013

Operations
Net investment income (loss)															$20,740				$		42,852
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements																	3,829				13,776
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies																	(656)			(68,336)
			Net Increase (Decrease) in Net Assets Resulting from Operations												23,913					(11,708)

Dividends and Distributions to Shareholders
From net investment income															(26,518)					(56,413)
									Total Dividends and Distributions						(26,518)					(56,413)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(68,201)					(67,328)
							Total Increase (Decrease) in Net Assets								(70,806)					(135,449)

Net Assets
Beginning of period															1,786,280				1,921,729
End of period (including undistributed net investment income as set forth below)															$1,715,474				$1,786,280
Undistributed (overdistributed) net investment income (loss)															$		(8,065)		$		(2,287)

	Class A		Class B		Class C		Class J		Class P		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$9,708		$27		$2,541		$6,313		$413		$28,896		$359		$579		$1,784		$1,845		$2,166
Reinvested	4,929		52		729		1,901		113		17,705		34		65		232		155		277
Redeemed	(67,532)		(1,259)		(20,920)		(18,591)		(4,767)		(24,745)		(879)		(864)		(3,734)		(2,096)		(3,637)
Net Increase (Decrease)	$(52,895	) $	(1,180)		$(17,650)		$(10,377)		$(4,241	) $	21,856		$(486	) $	(220	) $	(1,718	) $	(96)		$(1,194)
Shares:
Sold	890		2		233		577		38		2,650		33		53		163		169		198
Reinvested	451		5		67		174		10		1,620		3		6		21		14		25
Redeemed	(6,186)		(115)		(1,918)		(1,700)		(436)		(2,266)		(81)		(80)		(342)		(192)		(333)
Net Increase (Decrease)	(4,845)		(108)		(1,618)		(949)		(388)		2,004		(45)		(21)		(158)		(9)		(110)
Year Ended October 31, 2013
Dollars:
Sold	$98,382		$319		$28,339		$37,690		$11,780		$163,086		$788		$1,082		$5,614		$4,376		$6,117
Reinvested	13,044		168		2,113		4,272		420		33,716		84		145		534		332		591
Redeemed	(219,025)		(5,076)		(57,618)		(47,996)		(18,495)		(105,626)		(1,322)		(2,284)		(9,417)		(4,680)		(8,781)
Net Increase (Decrease)	$(107,599	) $	(4,589)		$(27,166)		$(6,034	) $	(6,295	) $	91,176		$(450	) $	(1,057	) $	(3,269	) $	28		$(2,073)
Shares:
Sold	8,735		28		2,518		3,345		1,046		14,672		70		97		500		389		546
Reinvested	1,169		15		189		383		38		3,024		8		13		48		30		53
Redeemed	(19,719)		(456)		(5,206)		(4,305)		(1,660)		(9,539)		(118)		(204)		(841)		(420)		(781)
Net Increase (Decrease)	(9,815)		(413)		(2,499)		(577)		(576)		8,157		(40)		(94)		(293)		(1)		(182)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(5,154	) $	(54	) $	(759	) $	(1,927	) $	(137	) $	(17,723	) $	(34	) $	(66	) $	(232	) $	(155	) $	(277)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–		–
Total Dividends and
Distributions	$(5,154	) $	(54	) $	(759	) $	(1,927	) $	(137	) $	(17,723	) $	(34	) $	(66	) $	(232	) $	(155	) $	(277)
Year Ended October 31, 2013
From net investment
income	$(13,763	) $	(176	) $	(2,221	) $	(4,331	) $	(497	) $	(33,733	) $	(84	) $	(147	) $	(538	) $	(332	) $	(591)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–		–
Total Dividends and
Distributions	$(13,763	) $	(176	) $	(2,221	) $	(4,331	) $	(497	) $	(33,733	) $	(84	) $	(147	) $	(538	) $	(332	) $	(591)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								High Yield Fund

								Period Ended April 30, 2014	Year Ended October 31, 2013

Operations
Net investment income (loss)								$118,489	$239,594
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements								38,964	87,591
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies								25,425	5,054
		Net Increase (Decrease) in Net Assets Resulting from Operations						182,878	332,239

Dividends and Distributions to Shareholders
From net investment income								(123,256)	(247,907)
From net realized gain on investments								(85,620)	(32,621)
							Total Dividends and Distributions	(208,876)	(280,528)

Capital Share Transactions
Net increase (decrease) in capital share transactions								138,632	298,273
						Total Increase (Decrease) in Net Assets		112,634	349,984

Net Assets
Beginning of period								4,123,630	3,773,646
End of period (including undistributed net investment income as set forth below)								$4,236,264	$4,123,630
Undistributed (overdistributed) net investment income (loss)								$(8,454)	$(3,687)

	Class A	Class B		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$290,645	$169		$31,901		$156,144	$143,844
Reinvested	93,990	1,250		21,288		25,187	46,287
Redeemed	(403,953)	(4,432)		(59,608)		(120,435)	(83,645)
Net Increase (Decrease)	$(19,318)	$(3,013	) $	(6,419	) $	60,896	$106,486
Shares:
Sold	37,047	21		4,028		19,902	18,441
Reinvested	12,034	159		2,704		3,223	5,979
Redeemed	(51,522)	(561)		(7,534)		(15,357)	(10,713)
Net Increase (Decrease)	(2,441)	(381)		(802)		7,768	13,707
Year Ended October 31, 2013
Dollars:
Sold	$1,029,482	$1,161		$85,689		$340,667	$811,392
Reinvested	119,620	2,094		31,072		34,474	58,084
Redeemed	(1,039,467)	(12,943)		(168,758)		(313,310)	(680,984)
Net Increase (Decrease)	$109,635	$(9,688) $		(51,997)		$61,831	$188,492
Shares:
Sold	130,670	147		10,740		43,159	103,439
Reinvested	15,146	264		3,904		4,363	7,444
Redeemed	(131,743)	(1,630)		(21,199)		(39,665)	(86,992)
Net Increase (Decrease)	14,073	(1,219)		(6,555)		7,857	23,891

Distributions:
Period Ended April 30, 2014
From net investment
income	$(57,750)	$(789)		$(14,081)		$(20,754)	$(29,882)
From net realized gain
on investments	(40,697)	(659)		(11,297)		(13,638)	(19,329)
Total Dividends and
Distributions	$(98,447)	$(1,448)		$(25,378)		$(34,392)	$(49,211)
Year Ended October 31, 2013
From net investment
income	$(116,527)	$(2,130)		$(33,249)		$(39,973)	$(56,028)
From net realized gain
on investments	(15,596)	(344)		(4,985)		(4,930)	(6,766)
Total Dividends and
Distributions	$(132,123)	$(2,474)		$(38,234)		$(44,903)	$(62,794)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				High Yield Fund I

				Period Ended April 30, 2014		Year Ended October 31, 2013

Operations
Net investment income (loss)					$44,756	$83,690
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements					9,163	30,391
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies					9,344	97
				Net Increase (Decrease) in Net Assets Resulting from Operations	63,263	114,178

Dividends and Distributions to Shareholders
From net investment income					(43,749)	(150,072)
From net realized gain on investments					(29,944)	(34,647)
				Total Dividends and Distributions	(73,693)	(184,719)

Capital Share Transactions
Net increase (decrease) in capital share transactions					221,096	409,234
				Total Increase (Decrease) in Net Assets	210,666	338,693

Net Assets
Beginning of period					1,528,206	1,189,513
End of period (including undistributed net investment income as set forth below)					$1,738,872	$1,528,206
Undistributed (overdistributed) net investment income (loss)					$1,158	$151

	Class A		Institutional
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold		$17,041		$225,149
Reinvested		1,502		71,406
Redeemed	(15,279)			(78,723)
Net Increase (Decrease)		$3,264		$217,832
Shares:
Sold		1,602		21,144
Reinvested		142		6,743
Redeemed		(1,436)		(7,389)
Net Increase (Decrease)		308		20,498
Year Ended October 31, 2013 (a)
Dollars:
Sold		$33,149		$596,357
Reinvested		57		181,856
Redeemed		(346)		(401,839)
Net Increase (Decrease)		$32,860		$376,374
Shares:
Sold		3,095		55,137
Reinvested		5		16,908
Redeemed		(32)		(37,634)
Net Increase (Decrease)		3,068		34,411

Distributions:
Period Ended April 30, 2014
From net investment
income		$(858	) $	(42,891)
From net realized gain on
investments		(644)		(29,300)
Total Dividends and
Distributions		$(1,502	) $	(72,191)
Year Ended October 31, 2013 (a)
From net investment
income	$(57) $	(150,015)
From net realized gain on
investments	–			(34,647)
Total Dividends and
Distributions	$(57) $	(184,662)

(a)	Period from March 1, 2013, date operations commenced for Class A, through October 31, 2013.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															Income Fund

															Period Ended April 30, 2014			Year Ended October 31, 2013

Operations
Net investment income (loss)															$		45,815		$		90,264
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements																	8,073				15,805
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies																	21,385		(92,222)
			Net Increase (Decrease) in Net Assets Resulting from Operations														75,273				13,847

Dividends and Distributions to Shareholders
From net investment income															(48,470)				(97,119)
									Total Dividends and Distributions						(48,470)				(97,119)

Capital Share Transactions
Net increase (decrease) in capital share transactions															124,452				177,976
							Total Increase (Decrease) in Net Assets								151,255						94,704

Net Assets
Beginning of period															2,444,641				2,349,937
End of period (including undistributed net investment income as set forth below)															$2,595,896				$2,444,641
Undistributed (overdistributed) net investment income (loss)															$(11,430)				$		(8,775)

	Class A		Class B		Class C		Class J		Class P		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$18,907		$61		$4,385		$10,202		$2,693		$137,430		$2,209		$475		$3,586		$3,708		$22,448
Reinvested	4,880		99		907		1,510		200		39,170		102		21		380		316		566
Redeemed	(46,771)		(2,476)		(13,818)		(14,338)		(3,979)		(36,303)		(654)		(109)		(2,313)		(1,602)		(7,440)
Net Increase (Decrease)	$(22,984	) $	(2,316	) $	(8,526	) $	(2,626)		$(1,086	) $	140,297		$1,657		$387		$1,653		$2,422		$15,574
Shares:
Sold	1,960		7		452		1,054		278		14,196		229		49		369		384		2,334
Reinvested	505		10		94		156		21		4,043		11		2		39		32		58
Redeemed	(4,855)		(257)		(1,427)		(1,485)		(412)		(3,762)		(68)		(11)		(239)		(165)		(770)
Net Increase (Decrease)	(2,390)		(240)		(881)		(275)		(113)		14,477		172		40		169		251		1,622
Year Ended October 31, 2013
Dollars:
Sold	$87,956		$428		$23,255		$35,929		$9,684		$283,180		$5,479		$733		$11,020		$11,060		$12,633
Reinvested	11,940		300		2,322		3,409		538		75,694		97		43		704		471		690
Redeemed	(133,492)		(5,873)		(35,544)		(38,066)		(11,827)		(153,228)		(971)		(678)		(5,938)		(3,455)		(10,517)
Net Increase (Decrease)	$(33,596	) $	(5,145	) $	(9,967	) $	1,272		$(1,605	) $	205,646		$4,605		$98		$5,786		$8,076		$2,806
Shares:
Sold	8,918		43		2,347		3,636		980		28,797		559		74		1,120		1,121		1,280
Reinvested	1,220		31		236		348		55		7,722		10		4		71		48		70
Redeemed	(13,711)		(598)		(3,642)		(3,895)		(1,215)		(15,692)		(99)		(69)		(606)		(354)		(1,089)
Net Increase (Decrease)	(3,573)		(524)		(1,059)		89		(180)		20,827		470		9		585		815		261

Distributions:
Period Ended April 30, 2014
From net investment income $	(5,065	) $	(108	) $	(963	) $	(1,542	) $	(231	) $	(39,174	) $	(102	) $	(23	) $	(380	) $	(316	) $	(566)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(5,065	) $	(108	) $	(963	) $	(1,542	) $	(231	) $	(39,174	) $	(102	) $	(23	) $	(380	) $	(316	) $	(566)
Year Ended October 31, 2013
From net investment income $	(12,468	) $	(329	) $	(2,488	) $	(3,476	) $	(647	) $	(75,706	) $	(97	) $	(43	) $	(704	) $	(471	) $	(690)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(12,468	) $	(329	) $	(2,488	) $	(3,476	) $	(647	) $	(75,706	) $	(97	) $	(43	) $	(704	) $	(471	) $	(690)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														Inflation Protection Fund

														Period Ended April 30, 2014		Year Ended October 31, 2013

Operations
Net investment income (loss)														$		1,369	$6,242
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements																(4,532)	813
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies																9,093	(59,825)
			Net Increase (Decrease) in Net Assets Resulting from Operations													5,930	(52,770)

Dividends and Distributions to Shareholders
From net investment income																–	(3,836)
From net realized gain on investments														(14,478)			–
								Total Dividends and Distributions						(14,478)			(3,836)

Capital Share Transactions
Net increase (decrease) in capital share transactions														216,135			66,337
						Total Increase (Decrease) in Net Assets								207,587			9,731

Net Assets
Beginning of period														818,698			808,967
End of period (including undistributed net investment income as set forth below)														$1,026,285			$818,698
Undistributed (overdistributed) net investment income (loss)														$		965	$(404)

	Class A		Class C	Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$721		$175	$669		$268,846		$322		$117		$622		$525		$9,224
Reinvested	290		78	174		13,685		17		15		112		30		48
Redeemed	(4,026)		(1,073)	(1,704)		(69,551)		(339)		(248)		(1,666)		(282)		(646)
Net Increase (Decrease)	$(3,015	) $	(820)	$(861	) $	212,980		$–		$(116	) $	(932)		$273		$8,626
Shares:
Sold	85		21	80		31,610		39		14		75		63		1,104
Reinvested	35		10	21		1,639		2		2		14		4		6
Redeemed	(476)		(130)	(204)		(8,159)		(41)		(31)		(201)		(34)		(77)
Net Increase (Decrease)	(356)		(99)	(103)		25,090		–		(15)		(112)		33		1,033
Year Ended October 31, 2013
Dollars:
Sold	$5,922		$1,296	$3,257		$287,149		$498		$342		$3,763		$1,856		$2,353
Reinvested	73		–	17		3,699		2		1		16		8		16
Redeemed	(15,526)		(4,714)	(7,639)		(205,285)		(1,319)		(791)		(2,420)		(2,026)		(4,211)
Net Increase (Decrease)	$(9,531	) $	(3,418)	$(4,365	) $	85,563		$(819)		$(448	) $	1,359		$(162	) $	(1,842)
Shares:
Sold	644		143	364		32,260		56		39		423		207		264
Reinvested	8		–	2		398		–		–		2		1		1
Redeemed	(1,728)		(540)	(863)		(23,299)		(148)		(89)		(276)		(232)		(464)
Net Increase (Decrease)	(1,076)		(397)	(497)		9,359		(92)		(50)		149		(24)		(199)

Distributions:
Period Ended April 30, 2014
From net investment income $	– $		– $	– $		–		$– $		– $		–		$–		$–
From net realized gain on
investments	(307)		(90)	(174)		(13,685)		(17)		(15)		(112)		(30)		(48)
Total Dividends and Distributions $	(307	) $	(90)	$(174	) $	(13,685)		$(17)		$(15	) $	(112)		$(30	) $	(48)
Year Ended October 31, 2013
From net investment income $	(77	) $	–	$(17	) $	(3,699	) $	(2	) $	(1	) $	(16	) $	(8	) $	(16)
From net realized gain on
investments	–		–	–		–		–		–		–		–		–
Total Dividends and Distributions $	(77	) $	–	$(17	) $	(3,699	) $	(2	) $	(1	) $	(16	) $	(8	) $	(16)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													International Emerging Markets Fund

													Period Ended				Year Ended
													April 30, 2014				October 31, 2013
Operations
Net investment income (loss)													$		3,767		$		20,068
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements													(43,496)						9,546
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies													(30,260)						48,017
			Net Increase (Decrease) in Net Assets Resulting from Operations										(69,989)						77,631

Dividends and Distributions to Shareholders
From net investment income													(14,005)				(21,495)
							Total Dividends and Distributions						(14,005)				(21,495)

Capital Share Transactions
Net increase (decrease) in capital share transactions													114,259				205,542
					Total Increase (Decrease) in Net Assets										30,265		261,678

Net Assets
Beginning of period													1,887,407				1,625,729
End of period (including undistributed net investment income as set forth below)													$1,917,672				$1,887,407
Undistributed (overdistributed) net investment income (loss)													$		2,763		$		13,001

	Class A		Class B	Class C	Class J		Class P		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$8,515		$37	$1,628	$5,633		$305		$163,896		$390		$689		$1,364		$1,360		$4,943
Reinvested	214		–	–	515		14		12,959		–		2		–		84		200
Redeemed	(12,933)		(636)	(1,311)	(16,670)		(410)		(39,489)		(865)		(1,331)		(2,850)		(4,917)		(7,077)
Net Increase (Decrease)	$(4,204	) $	(599)	$317	$(10,522	) $	(91)		$137,366		$(475)		$(640	) $	(1,486)		$(3,473	) $	(1,934)
Shares:
Sold	351		2	70	244		14		6,913		16		30		58		57		205
Reinvested	9		–	–	22		–		534		–		–		–		3		8
Redeemed	(539)		(28)	(57)	(724)		(17)		(1,653)		(36)		(57)		(121)		(204)		(297)
Net Increase (Decrease)	(179)		(26)	13	(458)		(3)		5,794		(20)		(27)		(63)		(144)		(84)
Year Ended October 31, 2013
Dollars:
Sold	$21,173		$84	$2,831	$19,274		$1,435		$497,117		$1,067		$1,324		$6,750		$5,612		$10,180
Reinvested	1,012		–	–	1,862		21		17,352		36		59		363		268		478
Redeemed	(33,460)		(2,813)	(4,366)	(42,628)		(1,343)		(244,017)		(2,085)		(4,025)		(26,148)		(6,816)		(15,055)
Net Increase (Decrease)	$(11,275	) $	(2,729)	$(1,535)	$(21,492)		$113		$270,452		$(982)		$(2,642)		$(19,035)		$(936	) $	(4,397)
Shares:
Sold	835		4	116	789		58		20,591		41		54		279		226		407
Reinvested	39		–	–	75		1		680		2		2		14		11		19
Redeemed	(1,327)		(118)	(179)	(1,764)		(54)		(9,746)		(85)		(163)		(1,081)		(278)		(606)
Net Increase (Decrease)	(453)		(114)	(63)	(900)		5		11,525		(42)		(107)		(788)		(41)		(180)

Distributions:
Period Ended April 30, 2014
From net investment income $	(217	) $	–	$–	$(516	) $	(18	) $	(12,968	) $	–		$(2	) $	–		$(84	) $	(200)
From net realized gain on
investments	–		–	–	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(217	) $	–	$–	$(516	) $	(18	) $	(12,968	) $	–		$(2	) $	–		$(84	) $	(200)
Year Ended October 31, 2013
From net investment income $	(1,027	) $	–	$–	$(1,864	) $	(32	) $	(17,368	) $	(36	) $	(59	) $	(363	) $	(268	) $	(478)
From net realized gain on
investments	–		–	–	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(1,027	) $	–	$–	$(1,864	) $	(32	) $	(17,368	) $	(36	) $	(59	) $	(363	) $	(268	) $	(478)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Fund

Period Ended April 30, 2014	Year Ended October 31, 2013

Operations
Net investment income (loss)	$	4,814	$	15,720
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements	167,806	422,449
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies	(91,065)	261,969
Net Increase (Decrease) in Net Assets Resulting from Operations	81,555	700,138

Dividends and Distributions to Shareholders
From net investment income	(8,242)	(14,845)
From net realized gain on investments	(321,764)	–
Total Dividends and Distributions	(330,006)	(14,845)

Capital Share Transactions
Net increase (decrease) in capital share transactions	263,652	(9,176)
Total Increase (Decrease) in Net Assets	15,201	676,117

Net Assets
Beginning of period	3,076,001	2,399,884
End of period (including undistributed net investment income as set forth below)	$3,091,202	$3,076,001
Undistributed (overdistributed) net investment income (loss)	$	2,445	$	5,873

Class A	Class B	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$12,735	$129	$1,793	$8,947	$868	$84,472	$831	$863	$1,225	$3,275	$4,676
Reinvested	36,950	767	1,404	6,348	966	269,390	734	793	2,238	1,869	6,975
Redeemed	(23,923)	(1,352)	(1,216)	(8,878)	(1,748)	(132,244)	(745)	(1,556)	(4,162)	(4,401)	(4,371)
Net Increase (Decrease)	$25,762	$(456)	$1,981	$6,417	$86	$221,618	$820	$100	$(699	) $	743	$7,280
Shares:
Sold	1,182	13	178	872	79	7,590	79	79	108	291	423
Reinvested	3,560	81	144	642	91	25,130	73	78	204	172	648
Redeemed	(2,223)	(137)	(120)	(865)	(156)	(12,113)	(72)	(149)	(367)	(399)	(394)
Net Increase (Decrease)	2,519	(43)	202	649	14	20,607	80	8	(55)	64	677
Year Ended October 31, 2013
Dollars:
Sold	$20,145	$82	$2,858	$8,594	$10,762	$697,281	$1,071	$1,947	$2,432	$5,731	$18,858
Reinvested	344	–	–	113	57	13,604	–	–	12	38	587
Redeemed	(46,388)	(3,518)	(2,183)	(10,861)	(3,912)	(593,230)	(4,861)	(5,131)	(11,630)	(5,166)	(106,812)
Net Increase (Decrease)	$(25,899)	$(3,436)	$675	$(2,154)	$6,907	$117,655	$(3,790)	$(3,184)	$(9,186	) $	603	$(87,367)
Shares:
Sold	2,063	10	303	908	1,168	67,195	113	202	235	565	1,849
Reinvested	39	–	–	13	6	1,505	–	–	1	4	65
Redeemed	(4,800)	(392)	(240)	(1,158)	(406)	(58,772)	(519)	(541)	(1,138)	(498)	(10,556)
Net Increase (Decrease)	(2,698)	(382)	63	(237)	768	9,928	(406)	(339)	(902)	71	(8,642)

Distributions:
Period Ended April 30, 2014
From net investment
income	$–	$–	$–	$–	$(16	) $	(8,226)	$–	$–	$	– $	–	$–
From net realized gain on
investments	(37,387)	(773)	(1,627)	(6,349)	(1,092)	(261,921)	(734)	(799)	(2,238)	(1,869)	(6,975)
Total Dividends and Distributions $	(37,387)	$(773)	$(1,627)	$(6,349)	$(1,108) $	(270,147)	$(734	) $	(799	) $	(2,238	) $	(1,869	) $	(6,975)
Year Ended October 31, 2013
From net investment
income	$(350	) $	–	$–	$(113	) $	(67	) $	(13,678	) $	–	$–	$(12	) $	(38	) $	(587)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(350	) $	–	$–	$(113	) $	(67	) $	(13,678	) $	–	$–	$(12	) $	(38	) $	(587)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											LargeCap Growth Fund I

											Period Ended April 30, 2014		Year Ended October 31, 2013

Operations
Net investment income (loss)												$7,448	$22,059
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements												409,452	406,373
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies												(153,043)	1,262,445
		Net Increase (Decrease) in Net Assets Resulting from Operations										263,857	1,690,877

Dividends and Distributions to Shareholders
From net investment income												(10,198)	(25,087)
From net realized gain on investments												(419,282)	(214,462)
						Total Dividends and Distributions						(429,480)	(239,549)

Capital Share Transactions
Net increase (decrease) in capital share transactions												428,051	465,703
					Total Increase (Decrease) in Net Assets							262,428	1,917,031

Net Assets
Beginning of period												6,860,747	4,943,716
End of period (including undistributed net investment income as set forth below)												$7,123,175	$6,860,747
Undistributed (overdistributed) net investment income (loss)												$3,190	$5,940

	Class A	Class J		Institutional	R-1	R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$4,110	$13,225		$434,077	$899	$7,301	$13,564		$11,900		$46,864
Reinvested	157	6,610		388,891	525	1,349	9,776		6,356		15,808
Redeemed	(329)	(9,740)		(481,564)	(1,357)	(2,352)	(8,793)		(13,336)		(15,890)
Net Increase (Decrease)	$3,938	$10,095		$341,404	$67	$6,298	$14,547		$4,920		$46,782
Shares:
Sold	323	1,173		34,093	77	623	1,121		972		3,776
Reinvested	13	603		31,307	46	120	828		535		1,302
Redeemed	(26)	(867)		(38,025)	(115)	(202)	(730)		(1,104)		(1,287)
Net Increase (Decrease)	310	909		27,375	8	541	1,219		403		3,791
Year Ended October 31, 2013 (a)
Dollars:
Sold	$1,643	$18,887		$723,800	$2,216	$3,151	$45,350		$29,956		$63,541
Reinvested	–	3,303		219,287	280	616	4,562		3,019		8,478
Redeemed	(56)	(15,610)		(552,830)	(1,311)	(4,599)	(19,108)		(15,340)		(53,532)
Net Increase (Decrease)	$1,587	$6,580		$390,257	$1,185	$(832)	$30,804		$17,635		$18,487
Shares:
Sold	141	1,901		66,519	212	319	4,404		2,877		5,770
Reinvested	–	372		21,973	30	68	478		315		867
Redeemed	(5)	(1,606)		(49,888)	(132)	(462)	(1,841)		(1,449)		(5,133)
Net Increase (Decrease)	136	667		38,604	110	(75)	3,041		1,743		1,504

Distributions:
Period Ended April 30, 2014
From net investment income $	–	$–		$(10,198)	$–	$–	$–		$–		$–
From net realized gain on
investments	(159)	(6,612)		(378,697)	(525)	(1,349)	(9,776)		(6,356)		(15,808)
Total Dividends and Distributions $	(159)	$(6,612) $		(388,895)	$(525)	$(1,349)	$(9,776)		$(6,356) $			(15,808)
Year Ended October 31, 2013 (a)
From net investment income $	–	$(56	) $	(24,207)	$–	$–	$(83	) $	(171	) $	(570)
From net realized gain on
investments	–	(3,251)		(195,080)	(280)	(616)	(4,479)		(2,848)		(7,908)
Total Dividends and Distributions $	–	$(3,307) $		(219,287)	$(280)	$(616)	$(4,562	) $	(3,019	) $	(8,478)

(a)	Period from March 1, 2013, date operations commenced for Class A, through October 31, 2013.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															LargeCap S&P 500 Index Fund

															Period Ended April 30, 2014		Year Ended October 31, 2013

Operations
Net investment income (loss)															$		32,380	$60,376
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements																	65,140	35,515
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies															205,369			670,382
			Net Increase (Decrease) in Net Assets Resulting from Operations												302,889			766,273

Dividends and Distributions to Shareholders
From net investment income															(58,505)			(52,369)
									Total Dividends and Distributions						(58,505)			(52,369)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(24,525)			180,781
							Total Increase (Decrease) in Net Assets								219,859			894,685

Net Assets
Beginning of period															3,711,217			2,816,532
End of period (including undistributed net investment income as set forth below)															$3,931,076			$3,711,217
Undistributed (overdistributed) net investment income (loss)															$		18,319	$44,444

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$18,977		$4,724		$29,602		$156,828		$2,003		$3,214		$24,346		$19,653		$44,382
Reinvested	2,829		165		6,021		38,392		145		420		2,629		2,536		5,308
Redeemed	(20,022)		(1,776)		(32,815)		(223,237)		(3,478)		(12,346)		(18,276)		(16,530)		(58,219)
Net Increase (Decrease)	$1,784		$3,113		$2,808		$(28,017)		$(1,330	) $	(8,712	) $	8,699		$5,659		$(8,529)
Shares:
Sold	1,475		373		2,318		12,207		156		249		1,886		1,524		3,409
Reinvested	222		13		476		3,014		11		33		206		198		411
Redeemed	(1,557)		(140)		(2,572)		(17,291)		(270)		(953)		(1,413)		(1,276)		(4,430)
Net Increase (Decrease)	140		246		222		(2,070)		(103)		(671)		679		446		(610)
Year Ended October 31, 2013
Dollars:
Sold	$33,712		$8,063		$54,570		$312,955		$3,366		$7,456		$48,545		$44,948		$90,170
Reinvested	2,443		86		5,619		34,383		188		443		2,673		2,019		4,470
Redeemed	(29,919)		(2,454)		(59,727)		(233,262)		(5,684)		(10,686)		(45,175)		(21,588)		(66,833)
Net Increase (Decrease)	$6,236		$5,695		$462		$114,076		$(2,130	) $	(2,787	) $	6,043		$25,379		$27,807
Shares:
Sold	2,983		708		4,927		28,167		304		667		4,454		4,041		8,094
Reinvested	244		9		566		3,442		19		44		267		201		442
Redeemed	(2,719)		(226)		(5,451)		(20,951)		(510)		(992)		(4,073)		(1,953)		(6,092)
Net Increase (Decrease)	508		491		42		10,658		(187)		(281)		648		2,289		2,444

Distributions:
Period Ended April 30, 2014
From net investment
income	$(2,878	) $	(173	) $	(6,024	) $	(38,392	) $	(145	) $	(420	) $	(2,629	) $	(2,536	) $	(5,308)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(2,878	) $	(173	) $	(6,024	) $	(38,392	) $	(145	) $	(420	) $	(2,629	) $	(2,536	) $	(5,308)
Year Ended October 31, 2013
From net investment
income	$(2,480	) $	(88	) $	(5,624	) $	(34,384	) $	(188	) $	(443	) $	(2,673	) $	(2,019	) $	(4,470)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(2,480	) $	(88	) $	(5,624	) $	(34,384	) $	(188	) $	(443	) $	(2,673	) $	(2,019	) $	(4,470)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														LargeCap Value Fund

														Period Ended April 30, 2014			Year Ended October 31, 2013

Operations
Net investment income (loss)														$		25,964			$45,181
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements															175,611				337,209
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies																52,935			162,013
			Net Increase (Decrease) in Net Assets Resulting from Operations												254,510				544,403

Dividends and Distributions to Shareholders
From net investment income															(43,181)				(38,399)
From net realized gain on investments															(284,484)				–
									Total Dividends and Distributions						(327,665)				(38,399)

Capital Share Transactions
Net increase (decrease) in capital share transactions															304,546				943,708
							Total Increase (Decrease) in Net Assets								231,391				1,449,712

Net Assets
Beginning of period														3,299,447					1,849,735
End of period (including undistributed net investment income as set forth below)														$3,530,838					$3,299,447
Undistributed (overdistributed) net investment income (loss)														$		14,107			$31,324

	Class A		Class B		Class C		Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$5,862		$5		$968		$5,021		$112,795	$204		$442		$467		$588		$892
Reinvested	18,636		143		653		6,611		299,062	141		258		359		256		921
Redeemed	(13,132)		(469)		(578)		(5,637)		(126,575)	(233)		(252)		(448)		(700)		(1,714)
Net Increase (Decrease)	$11,366		$(321	) $	1,043		$5,995		$285,282	$112		$448		$378		$144		$99
Shares:
Sold	444		1		74		389		8,622	16		34		36		45		67
Reinvested	1,457		11		52		525		23,402	11		20		28		20		72
Redeemed	(1,000)		(35)		(45)		(437)		(9,692)	(18)		(19)		(35)		(54)		(133)
Net Increase (Decrease)	901		(23)		81		477		22,332	9		35		29		11		6
Year Ended October 31, 2013
Dollars:
Sold	$14,716		$166		$5,077		$16,036	$1,082,848		$299		$1,372		$839		$2,299		$10,903
Reinvested	2,556		4		21		847		34,555	14		25		46		34		234
Redeemed	(23,203)		(1,141)		(1,085)		(12,827)		(177,337)	(199)		(470)		(621)		(2,310)		(9,990)
Net Increase (Decrease)	$(5,931)		$(971	) $	4,013		$4,056		$940,066	$114		$927		$264		$23		$1,147
Shares:
Sold	1,205		13		419		1,348		84,103	26		109		70		190		963
Reinvested	235		–		2		79		3,185	1		2		4		3		21
Redeemed	(1,918)		(94)		(86)		(1,075)		(14,477)	(17)		(40)		(52)		(187)		(804)
Net Increase (Decrease)	(478)		(81)		335		352		72,811	10		71		22		6		180

Distributions:
Period Ended April 30, 2014
From net investment income $	(1,842)	$	– $		(39	) $	(638	) $	(40,471)	$(9	) $	(27	) $	(32	) $	(26	) $	(97)
From net realized gain on
investments	(17,308)		(147)		(648)		(5,974)		(258,591)	(132)		(303)		(327)		(230)		(824)
Total Dividends and Distributions $	(19,150)		$(147	) $	(687	) $	(6,612	) $	(299,062)	$(141	) $	(330	) $	(359	) $	(256	) $	(921)
Year Ended October 31, 2013
From net investment income $	(2,617	) $	(4	) $	(22	) $	(848	) $	(34,555)	$(14	) $	(25	) $	(46	) $	(34	) $	(234)
From net realized gain on
investments	–		–		–		–		–	–		–		–		–		–
Total Dividends and Distributions $	(2,617	) $	(4	) $	(22	) $	(848	) $	(34,555)	$(14	) $	(25	) $	(46	) $	(34	) $	(234)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Fund

Period Ended April 30, 2014	Year Ended October 31, 2013

Operations
Net investment income (loss)	$	11,911	$	20,318
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements	141,447	164,411
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies	141,065	1,292,913
Net Increase (Decrease) in Net Assets Resulting from Operations	294,423	1,477,642

Dividends and Distributions to Shareholders
From net investment income	(10,518)	(40,041)
From net realized gain on investments	(159,328)	(57,420)
Total Dividends and Distributions	(169,846)	(97,461)

Capital Share Transactions
Net increase (decrease) in capital share transactions	684,405	2,260,384
Total Increase (Decrease) in Net Assets	808,982	3,640,565

Net Assets
Beginning of period	7,311,173	3,670,608
End of period (including undistributed net investment income as set forth below)	$8,120,155	$7,311,173
Undistributed (overdistributed) net investment income (loss)	$	(5,107)	$	(6,500)

Class A	Class B	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$202,936	$144	$12,772	$1,615	$395,144	$682,307	$6,930	$5,903	$20,221	$29,238	$55,045
Reinvested	39,608	337	6,130	6,288	25,793	51,356	470	667	3,362	3,588	4,569
Redeemed	(265,081)	(3,078)	(23,671)	(18,920)	(151,531)	(301,819)	(3,001)	(5,497)	(29,747)	(40,732)	(26,941)
Net Increase (Decrease)	$(22,537)	$(2,597	) $	(4,769)	$(11,017)	$269,406	$431,844	$4,399	$1,073	$(6,164)	$(7,906)	$32,673
Shares:
Sold	10,091	7	671	83	19,437	33,490	359	304	1,017	1,434	2,725
Reinvested	2,002	18	326	329	1,288	2,556	25	35	172	179	230
Redeemed	(13,199)	(159)	(1,239)	(974)	(7,460)	(14,817)	(156)	(283)	(1,499)	(1,992)	(1,327)
Net Increase (Decrease)	(1,106)	(134)	(242)	(562)	13,265	21,229	228	56	(310)	(379)	1,628
Year Ended October 31, 2013
Dollars:
Sold	$863,981	$579	$ 178,517	$35,361	$707,274	$1,438,002	$12,913	$23,384	$77,548	$68,211	$114,519
Reinvested	25,868	286	2,350	5,348	12,709	33,991	202	395	1,976	2,310	2,162
Redeemed	(413,722)	(8,757)	(22,310)	(41,363)	(186,332)	(566,559)	(3,537)	(12,167)	(30,323)	(29,950)	(32,482)
Net Increase (Decrease)	$476,127	$(7,892) $	158,557	$(654)	$533,651	$905,434	$9,578	$11,612	$49,201	$40,571	$84,199
Shares:
Sold	49,698	35	10,928	2,172	39,614	81,129	764	1,390	4,494	3,881	6,541
Reinvested	1,655	19	157	354	805	2,148	14	26	128	146	137
Redeemed	(23,698)	(528)	(1,328)	(2,487)	(10,472)	(31,551)	(210)	(709)	(1,761)	(1,687)	(1,841)
Net Increase (Decrease)	27,655	(474)	9,757	39	29,947	51,726	568	707	2,861	2,340	4,837

Distributions:
Period Ended April 30, 2014
From net investment
income	$–	$	– $	–	$–	$(2,790)	$(7,502)	$–	$–	$–	$–	$(226)
From net realized gain on
investments	(42,407)	(342)	(7,771)	(6,290)	(27,586)	(62,266)	(470)	(900)	(3,362)	(3,588)	(4,346)
Total Dividends and
Distributions	$(42,407)	$(342	) $	(7,771)	$(6,290) $	(30,376)	$(69,768)	$(470)	$(900	) $	(3,362)	$(3,588	) $	(4,572)
Year Ended October 31, 2013
From net investment
income	$(10,317	) $	– $	(869	) $	(1,896) $	(5,990)	$(18,191)	$(69	) $	(161	) $	(749	) $	(907	) $	(892)
From net realized gain on
investments	(17,330)	(292)	(2,230)	(3,460)	(7,863)	(21,867)	(133)	(343)	(1,227)	(1,403)	(1,272)
Total Dividends and
Distributions	$(27,647	) $	(292	) $	(3,099	) $	(5,356) $	(13,853)	$(40,058)	$(202	) $	(504	) $	(1,976	) $	(2,310	) $	(2,164)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Money Market Fund

								Period Ended April 30, 2014	Year Ended October 31, 2013

Operations
Net investment income (loss)								$2	$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements								215	149
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies								–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations					217	149

Capital Share Transactions
Net increase (decrease) in capital share transactions								(79,712)	12,653
						Total Increase (Decrease) in Net Assets		(79,495)	12,802

Net Assets
Beginning of period								1,136,583	1,123,781
End of period (including undistributed net investment income as set forth below)								$1,057,088	$1,136,583
Undistributed (overdistributed) net investment income (loss)								$–	$(2)

	Class A		Class B		Class C	Class J	Institutional
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$223,024		$352		$5,617	$55,009	$114,251
Redeemed	(257,273)		(2,448)		(11,140)	(76,043)	(131,061)
Net Increase (Decrease)	$(34,249)		$(2,096	) $	(5,523)	$(21,034)	$(16,810)
Shares:
Sold	223,026		351		5,617	55,009	114,252
Redeemed	(257,274)		(2,448)		(11,140)	(76,043)	(131,061)
Net Increase (Decrease)	(34,248)		(2,097)		(5,523)	(21,034)	(16,809)
Year Ended October 31, 2013
Dollars:
Sold	$598,551		$2,350		$26,882	$180,552	$578,995
Redeemed	(584,145)		(8,230)		(22,972)	(184,630)	(574,700)
Net Increase (Decrease)	$14,406		$(5,880	) $	3,910	$(4,078)	$4,295
Shares:
Sold	598,551		2,350		26,881	180,552	578,995
Redeemed	(584,145)		(8,230)		(22,972)	(184,630)	(574,700)
Net Increase (Decrease)	14,406		(5,880)		3,909	(4,078)	4,295

Distributions:
Period Ended April 30, 2014
From net investment
income	$–	$	– $		–	$–	$–
From net realized gain on
investments	–		–		–	–	–
Total Dividends and
Distributions	$–	$	– $		–	$–	$–
Year Ended October 31, 2013
From net investment
income	$–	$	– $		–	$–	$–
From net realized gain on
investments	–		–		–	–	–
Total Dividends and
Distributions	$–	$	– $		–	$–	$–

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															Principal Capital Appreciation Fund

															Period Ended April 30, 2014			Year Ended October 31, 2013

Operations
Net investment income (loss)															$		13,343			$28,199
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements																	37,593			58,459
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies																124,102				414,442
			Net Increase (Decrease) in Net Assets Resulting from Operations													175,038				501,100

Dividends and Distributions to Shareholders
From net investment income																(22,458)				(26,749)
From net realized gain on investments																(48,623)				(20,351)
									Total Dividends and Distributions							(71,081)				(47,100)

Capital Share Transactions
Net increase (decrease) in capital share transactions																	25,708			32,293
							Total Increase (Decrease) in Net Assets									129,665				486,293

Net Assets
Beginning of period															2,249,428					1,763,135
End of period (including undistributed net investment income as set forth below)															$2,379,093					$2,249,428
Undistributed (overdistributed) net investment income (loss)															$		8,708			$17,823

	Class A		Class B		Class C		Class P		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$40,108		$62		$6,018		$3,588		$28,804		$571		$348		$1,319		$1,163		$7,306
Reinvested	21,096		777		1,009		626		44,739		37		60		572		479		961
Redeemed	(50,909)		(9,702)		(4,261)		(2,400)		(57,566)		(399)		(364)		(1,161)		(4,687)		(2,486)
Net Increase (Decrease)	$10,295		$(8,863	) $	2,766		$1,814		$15,977		$209		$44		$730		$(3,045)		$5,781
Shares:
Sold	745		1		134		66		537		11		7		25		22		136
Reinvested	399		18		23		12		834		1		1		11		9		18
Redeemed	(951)		(214)		(96)		(44)		(1,063)		(8)		(7)		(22)		(88)		(47)
Net Increase (Decrease)	193		(195)		61		34		308		4		1		14		(57)		107
Year Ended October 31, 2013
Dollars:
Sold	$63,018		$275		$9,262		$6,233		$190,747		$479		$766		$9,118		$5,544		$10,798
Reinvested	13,903		610		499		344		30,059		37		43		347		256		481
Redeemed	(86,635)		(15,747)		(5,887)		(3,772)		(187,204)		(1,279)		(877)		(3,283)		(2,060)		(3,782)
Net Increase (Decrease)	$(9,714)		$(14,862)		$3,874		$2,805		$33,602		$(763)		$(68	) $	6,182		$3,740		$7,497
Shares:
Sold	1,349		7		233		132		3,863		11		17		204		117		228
Reinvested	329		17		14		8		704		1		1		8		6		11
Redeemed	(1,878)		(405)		(152)		(82)		(3,992)		(28)		(19)		(71)		(43)		(82)
Net Increase (Decrease)	(200)		(381)		95		58		575		(16)		(1)		141		80		157

Distributions:
Period Ended April 30, 2014
From net investment income $	(5,774	) $	– $		(133	) $	(227	) $	(15,740	) $	(3	) $	(10	) $	(137	) $	(134	) $	(300)
From net realized gain on
investments	(15,865)		(795)		(933)		(477)		(29,028)		(34)		(50)		(435)		(345)		(661)
Total Dividends and Distributions $	(21,639)		$(795	) $	(1,066	) $	(704	) $	(44,768	) $	(37	) $	(60	) $	(572	) $	(479	) $	(961)
Year Ended October 31, 2013
From net investment income $	(7,478	) $	(107	) $	(193	) $	(221	) $	(18,112	) $	(16	) $	(20	) $	(188	) $	(142	) $	(272)
From net realized gain on
investments	(6,837)		(520)		(339)		(163)		(11,966)		(21)		(23)		(159)		(114)		(209)
Total Dividends and Distributions $	(14,315)		$(627	) $	(532	) $	(384	) $	(30,078	) $	(37	) $	(43	) $	(347	) $	(256	) $	(481)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															Real Estate Securities Fund

															Period Ended April 30, 2014			Year Ended October 31, 2013

Operations
Net investment income (loss)															$	8,262			$		26,048
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements																14,596				216,748
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies																105,348				(69,792)
			Net Increase (Decrease) in Net Assets Resulting from Operations													128,206				173,004

Dividends and Distributions to Shareholders
From net investment income																(15,239)				(19,817)
From net realized gain on investments																(184,920)					–
									Total Dividends and Distributions							(200,159)				(19,817)

Capital Share Transactions
Net increase (decrease) in capital share transactions																288,941				(222,462)
							Total Increase (Decrease) in Net Assets									216,988				(69,275)

Net Assets
Beginning of period																1,399,308				1,468,583
End of period (including undistributed net investment income as set forth below)																$1,616,296				$1,399,308
Undistributed (overdistributed) net investment income (loss)															$	3,987			$		10,964

Class A			Class B		Class C		Class J		Class P		Institutional		R-1		R-2	R-3			R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$33,540		$28		$3,343		$12,337		$10,932		$193,345		$1,291		$2,350	$6,877			$7,883		$44,400
Reinvested	21,916		507		3,510		20,696		3,129		102,289		824		1,953	6,830			7,112		15,851
Redeemed	(27,203)		(833)		(4,690)		(13,463)		(14,335)		(119,541)		(2,012)		(2,096)	(7,553)			(6,223)		(14,053)
Net Increase (Decrease)	$28,253		$(298	) $	2,163		$19,570		$(274)		$176,093		$103		$2,207	$6,154			$8,772		$46,198
Shares:
Sold	1,753		1		177		655		581		10,029		68		127	365			424		2,470
Reinvested	1,218		29		198		1,179		174		5,680		46		113	388			408		906
Redeemed	(1,412)		(44)		(247)		(713)		(752)		(6,187)		(102)		(114)	(401)			(336)		(751)
Net Increase (Decrease)	1,559		(14)		128		1,121		3		9,522		12		126	352			496		2,625
Year Ended October 31, 2013
Dollars:
Sold	$45,502		$223		$10,158		$20,058		$27,011		$390,566		$1,682		$3,860	$14,013			$17,997		$21,751
Reinvested	1,537		2		66		1,573		283		12,413		48		114	492			540		1,407
Redeemed	(61,172)		(2,691)		(6,013)		(35,554)		(19,123)		(589,167)		(3,448)		(6,505)	(20,093)			(14,956)		(35,036)
Net Increase (Decrease)	$(14,133)		$(2,466	) $	4,211	$(13,923)			$8,171	$(186,188)			$(1,718	) $	(2,531	) $	(5,588)		$3,581	$(11,878)
Shares:
Sold	2,146		10		480		962		1,289		18,517		80		188	666			865		1,038
Reinvested	73		–		3		77		13		594		2		6	24			27		69
Redeemed	(2,943)		(129)		(288)		(1,731)		(892)		(27,725)		(165)		(319)	(983)			(731)		(1,716)
Net Increase (Decrease)	(724)		(119)		195		(692)		410		(8,614)		(83)		(125)	(293)			161		(609)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,499	) $	(18	) $	(155	) $	(1,432	) $	(331	) $	(9,367	) $	(43	) $	(128	) $	(447	) $	(513	) $	(1,306)
From net realized gain on
investments	(20,923)		(504)		(3,732)		(19,272)		(4,454)		(105,748)		(781)		(1,979)	(6,383)			(6,599)		(14,545)
Total Dividends and Distributions $	(22,422)		$(522	) $	(3,887) $		(20,704)		$(4,785) $		(115,115)		$(824	) $	(2,107	) $	(6,830	) $	(7,112) $		(15,851)
Year Ended October 31, 2013
From net investment
income	$(1,566	) $	(2	) $	(72	) $	(1,575	) $	(440	) $	(13,555	) $	(48	) $	(119	) $	(493	) $	(540	) $	(1,407)
From net realized gain on
investments	–		–		–		–		–		–		–		–	–			–		–
Total Dividends and Distributions $	(1,566	) $	(2	) $	(72	) $	(1,575	) $	(440	) $	(13,555	) $	(48	) $	(119	) $	(493	) $	(540	) $	(1,407)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															Short-Term Income Fund

															Period Ended April 30, 2014			Year Ended October 31, 2013

Operations
Net investment income (loss)															$		14,653		$25,287
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements																	2,632		9,035
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies																	(2,798)		(12,401)
			Net Increase (Decrease) in Net Assets Resulting from Operations														14,487		21,921

Dividends and Distributions to Shareholders
From net investment income															(15,558)				(23,658)
From net realized gain on investments																	(979)		–
									Total Dividends and Distributions						(16,537)				(23,658)

Capital Share Transactions
Net increase (decrease) in capital share transactions															378,442				258,029
							Total Increase (Decrease) in Net Assets								376,392				256,292

Net Assets
Beginning of period															1,782,122				1,525,830
End of period (including undistributed net investment income as set forth below)															$2,158,514				$1,782,122
Undistributed (overdistributed) net investment income (loss)															$		1,954		$2,859

	Class A		Class C		Class J		Class P		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$54,233		$10,415		$19,332		$32,243		$474,088		$218		$224		$7,544		$1,164		$2,193
Reinvested	2,377		327		898		284		11,693		9		9		77		34		42
Redeemed	(69,087)		(22,039)		(25,206)		(32,801)		(79,002)		(635)		(107)		(7,587)		(1,798)		(700)
Net Increase (Decrease)	$(12,477)		$(11,297)		$(4,976)		$(274)		$406,779		$(408	) $	126		$34		$(600)		$1,535
Shares:
Sold	4,428		849		1,579		2,635		38,735		18		18		615		95		179
Reinvested	194		27		73		23		954		1		1		6		3		3
Redeemed	(5,640)		(1,798)		(2,059)		(2,678)		(6,452)		(52)		(9)		(619)		(147)		(57)
Net Increase (Decrease)	(1,018)		(922)		(407)		(20)		33,237		(33)		10		2		(49)		125
Year Ended October 31, 2013
Dollars:
Sold	$232,786		$47,597		$65,046		$97,641		$389,920		$673		$1,238		$10,743		$3,385		$16,078
Reinvested	4,583		413		1,414		421		15,800		15		14		91		45		86
Redeemed	(259,894)		(41,878)		(48,961)		(82,531)		(167,397)		(1,083)		(802)		(10,420)		(2,157)		(14,837)
Net Increase (Decrease)	$(22,525	) $	6,132		$17,499		$15,531		$238,323		$(395	) $	450		$414		$1,273		$1,327
Shares:
Sold	18,983		3,880		5,304		7,964		31,819		55		101		876		276		1,316
Reinvested	373		33		115		35		1,288		1		1		7		4		7
Redeemed	(21,218)		(3,413)		(3,997)		(6,729)		(13,659)		(88)		(65)		(849)		(176)		(1,212)
Net Increase (Decrease)	(1,862)		500		1,422		1,270		19,448		(32)		37		34		104		111

Distributions:
Period Ended April 30, 2014
From net investment
income	$(2,420	) $	(325	) $	(843	) $	(454	) $	(11,360	) $	(8	) $	(9	) $	(68	) $	(32	) $	(39)
From net realized gain on
investments	(179)		(56)		(66)		(28)		(634)		(1)		(1)		(9)		(2)		(3)
Total Dividends and Distributions $	(2,599	) $	(381	) $	(909	) $	(482	) $	(11,994	) $	(9	) $	(10	) $	(77	) $	(34	) $	(42)
Year Ended October 31, 2013
From net investment
income	$(4,873	) $	(471	) $	(1,434	) $	(724	) $	(15,899	) $	(15	) $	(14	) $	(91	) $	(45	) $	(92)
From net realized gain on
investments	–		–		–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(4,873	) $	(471	) $	(1,434	) $	(724	) $	(15,899	) $	(15	) $	(14	) $	(91	) $	(45	) $	(92)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															SmallCap Blend Fund

															Period Ended April 30, 2014			Year Ended October 31, 2013

Operations
Net investment income (loss)																	$(175)			$1,171
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements																	38,195			56,606
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies																	(4,297)			83,602
			Net Increase (Decrease) in Net Assets Resulting from Operations														33,723			141,379

Dividends and Distributions to Shareholders
From net investment income																	(159)			(1,547)
From net realized gain on investments															(35,643)					(2,003)
									Total Dividends and Distributions						(35,802)					(3,550)

Capital Share Transactions
Net increase (decrease) in capital share transactions																	31,670			(9,224)
							Total Increase (Decrease) in Net Assets										29,591			128,605

Net Assets
Beginning of period															487,094					358,489
End of period (including undistributed net investment income as set forth below)															$516,685					$487,094
Undistributed (overdistributed) net investment income (loss)																	$(236)			$98

	Class A		Class B		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$17,141		$67		$3,446		$9,991		$2,718		$392		$580		$1,172		$457		$1,739
Reinvested	12,875		260		937		14,946		4,677		180		218		438		303		809
Redeemed	(15,851)		(803)		(1,081)		(15,790)		(3,372)		(627)		(761)		(1,046)		(927)		(1,418)
Net Increase (Decrease)	$14,165		$(476	) $	3,302		$9,147		$4,023		$(55	) $	37		$564		$(167	) $	1,130
Shares:
Sold	787		3		167		475		120		18		27		54		22		76
Reinvested	608		14		47		732		211		9		11		21		14		37
Redeemed	(727)		(40)		(53)		(754)		(145)		(30)		(36)		(49)		(42)		(62)
Net Increase (Decrease)	668		(23)		161		453		186		(3)		2		26		(6)		51
Year Ended October 31, 2013
Dollars:
Sold	$22,398		$229		$3,615		$18,811		$1,364		$537		$646		$1,178		$1,825		$3,210
Reinvested	1,124		26		45		1,489		639		14		14		47		32		107
Redeemed	(25,623)		(2,349)		(2,248)		(25,665)		(898)		(898)		(1,359)		(1,780)		(1,809)		(3,945)
Net Increase (Decrease)	$(2,101	) $	(2,094	) $	1,412		$(5,365	) $	1,105		$(347	) $	(699	) $	(555	) $	48		$(628)
Shares:
Sold	1,189		13		199		1,042		71		31		36		64		95		171
Reinvested	70		2		3		97		39		1		1		3		2		7
Redeemed	(1,411)		(141)		(128)		(1,477)		(46)		(50)		(82)		(99)		(93)		(213)
Net Increase (Decrease)	(152)		(126)		74		(338)		64		(18)		(45)		(32)		4		(35)

Distributions:
Period Ended April 30, 2014
From net investment income $	– $		– $		– $		– $		(155	) $	– $		– $		– $		–		$(4)
From net realized gain on
investments	(12,988)		(263)		(973)		(14,950)		(4,523)		(180)		(220)		(438)		(303)		(805)
Total Dividends and Distributions $	(12,988)		$(263	) $	(973)		$(14,950)		$(4,678	) $	(180	) $	(220	) $	(438	) $	(303	) $	(809)
Year Ended October 31, 2013
From net investment income $	(414	) $	(1	) $	(2	) $	(642	) $	(392	) $	(2	) $	(1	) $	(20	) $	(15	) $	(58)
From net realized gain on
investments	(719)		(26)		(45)		(848)		(247)		(12)		(13)		(27)		(17)		(49)
Total Dividends and Distributions $	(1,133	) $	(27	) $	(47	) $	(1,490	) $	(639	) $	(14	) $	(14	) $	(47	) $	(32	) $	(107)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Tax-Exempt Bond Fund

						Period Ended April 30, 2014	Year Ended October 31, 2013

Operations
Net investment income (loss)						$4,664	$10,410
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, and swap agreements						(1,469)	(2,035)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
swap agreements, and translation of assets and liabilities in foreign currencies						8,043	(18,889)
			Net Increase (Decrease) in Net Assets Resulting from Operations			11,238	(10,514)

Dividends and Distributions to Shareholders
From net investment income						(4,229)	(10,379)
					Total Dividends and Distributions	(4,229)	(10,379)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(10,805)	(28,337)
					Total Increase (Decrease) in Net Assets	(3,796)	(49,230)

Net Assets
Beginning of period						215,995	265,225
End of period (including undistributed net investment income as set forth below)						$212,199	$215,995
Undistributed (overdistributed) net investment income (loss)						$1,044	$609

	Class A		Class B		Class C
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$6,373	$	– $		1,685
Reinvested	3,376		12		117
Redeemed	(20,933)		(270)		(1,165)
Net Increase (Decrease)	$(11,184	) $	(258	) $	637
Shares:
Sold	905		–		237
Reinvested	477		2		16
Redeemed	(2,977)		(39)		(165)
Net Increase (Decrease)	(1,595)		(37)		88
Year Ended October 31, 2013
Dollars:
Sold	$34,889		$52		$3,070
Reinvested	8,204		46		288
Redeemed	(68,764)		(1,039)		(5,083)
Net Increase (Decrease)	$(25,671	) $	(941	) $	(1,725)
Shares:
Sold	4,603		7		412
Reinvested	1,120		6		39
Redeemed	(9,456)		(141)		(697)
Net Increase (Decrease)	(3,733)		(128)		(246)

Distributions:
Period Ended April 30, 2014
From net investment income $	(4,076	) $	(13	) $	(140)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(4,076	) $	(13	) $	(140)
Year Ended October 31, 2013
From net investment income $	(9,987	) $	(50	) $	(342)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(9,987	) $	(50	) $	(342)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond & Mortgage Securities Fund, California Municipal Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Fund, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Class B shares of the Funds are no longer available for purchase. Information presented in these financial statements pertains to the Class A, Class B, Class C, and Class P shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective March 1, 2013, the initial purchase of $10,000 of Class A shares of High Yield Fund I was made by Principal Management Corporation (the "Manager").

Effective March 1, 2013, the initial purchase of $10,000 of Class A shares of LargeCap Growth Fund I was made by the Manager.

Effective March 1, 2013, MidCap Blend Fund changed its name to MidCap Fund.

On April 25, 2013, the Manager made a payment to Money Market Fund to cover certain realized losses related to prior year’s security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method. The amount of the payment is included in Money Market Fund’s statement of operations.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates fair value. Money Market Fund values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Diversified		Global Diversified		Global Real Estate		International
International Fund		Income Fund		Securities Fund		Emerging Markets Fund
Euro	19.3%	Euro	5.3%	Japanese Yen	13.4%	Hong Kong Dollar	15.8%
British Pound	16.8			British Pound	7.7	South Korean Won	15.2
Japanese Yen	13.6			Hong Kong Dollar	7.1	Taiwan Dollar	14.2
Canadian Dollar	12.6			Euro	6.8	Brazilian Real	7.5
Swiss Franc	5.7			Australian Dollar	6.0	South African Rand	6.8
						Indian Rupee	5.7

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, California Municipal Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2014, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of certain foreign securities held by the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At April 30, 2014, Diversified International Fund had no foreign tax refund receivable and had a deferred tax liability of $239,000 and International Emerging Markets Fund had no foreign tax refund receivable and no deferred tax liability relating to foreign securities.

Recent Accounting Pronouncements. In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2013-08 Financial Services – Investment Companies to amend the criteria for an entity to qualify as an investment company. In addition, the ASU (1) requires new disclosure for all investment companies and (2) amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 is effective prospectively during interim and annual periods in fiscal years beginning after December 15, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2014, Global Diversified Income Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, MidCap Fund, Real Estate Securities Fund, and Short-Term Income Fund each borrowed from the Facility. Bond & Mortgage Securities Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, and SmallCap Blend Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended April 30, 2014, Bond & Mortgage Securities Fund, Diversified International Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund I, Principal Capital Appreciation Fund, Short-Term Income Fund, and Tax-Exempt Bond Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Yield Fund, and Inflation Protection Fund have financial instruments that are subject to Master Agreements or similar agreements.

As of April 30, 2014, financial assets subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):
			Gross amounts not offset in the
			Statements of Assets and Liabilities
		Gross amount of	Financial	Collateral
Fund	Asset Type	recognized assets	instruments*	received**	Net amount
Bond & Mortgage Securities Fund	Foreign Currency Contracts	$2	$(2)	$—	$—

Global Diversified Income Fund	Foreign Currency Contracts	116	(116)	—	—

High Yield Fund	Foreign Currency Contracts	747	—	—	747

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2014 (unaudited)

3. Operating Policies (Continued)

			Gross amounts not offset in the
			Statements of Assets and Liabilities
		Gross amount of	Financial	Collateral
Fund	Asset Type	recognized assets	instruments*	received**	Net amount
Inflation Protection Fund	Foreign Currency Contracts	$53	$—	$—	$53
	Interest Rate Floor	10	—	(10)	—
	Interest Rate Swaps	152	(152)	—	—
	Interest Rate Swaptions	400	—	(400)	—

As of April 30, 2014, financial liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

			Gross amounts not offset in the
			Statements of Assets and Liabilities
		Gross amount of	Financial	Collateral
Fund	Liability Type	recognized liability	instruments*	Pledged**	Net amount
Bond & Mortgage Securities Fund	Credit Default Swaps	$113	$(113)	$—	$—
	Foreign Currency Contracts	34	(2)	—	32

Global Diversified Income Fund	Foreign Currency Contracts	1,086	(116)	(80)	890

Inflation Protection Fund	Foreign Currency Contracts	188	—	—	188
	Interest Rate Swaps	338	(338)	—	—

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedule of investments.

Asset and related collateral information for repurchase agreements is included in the schedules of investments.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at thetimeit wasclosed.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option and inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the period ended April 30, 2014, were as follows:

Global Diversified Income Fund	Number of Contracts	Premium (thousands)
Beginning of period	129,517	$19,446
Options written	761,408	102,338
Options expired	—	—
Options closed	(717,003)	(102,186)
Options exercised	(74,307)	(8,348)
Balance at end of period	99,615	11,250

Inflation Protection Fund		Notional Amount
	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	400	37,200	$212
Options written	883	—	47
Options expired	(497)	—	(72)
Options closed	(786)	(37,200)	(187)
Options exercised	—	—	—
Balance at end of period	—	—	—

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of April 30, 2014, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Bond & Mortgage Securities Fund	$2,000	$—
Global Diversified Income Fund	18,990	(2)
High Yield Fund	39,800	—

Swap Agreements. Bond & Mortgage Securities Fund, High Yield Fund, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of April 30, 2014 counterparties had pledged collateral for swap agreements of $614,179 for Inflation Protection Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of the funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as hedging instruments	Asset Derivatives April 30, 2014 Statement of Assets and Liabilities Location	Fair Value		Liability Derivatives April 30, 2014 Statement of Assets and Liabilities Location	Fair Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$102	Payables, Net Assets Consist of Net unrealized	$204
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$2	Payables	$36
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$53 * Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	157		$240
Global Diversified Income Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$14,467
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$348	Payables	$1,454
		Total $	348		$15,921
High Yield Fund
Foreign exchange contracts	Receivables		$747	Payables	$—
Inflation Protection Fund
Foreign exchange contracts	Receivables		$53	Payables	$188
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$1,390	Payables, Net Assets Consist of Net unrealized	$2,941
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	1,443		$3,129
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$2,483* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$639* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$—	Payables, Net Assets Consist of Net unrealized	$20	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2014 (unaudited)

3. Operating Policies (Continued)

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap	$(4,115)	$2,108
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(86)	$37
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$1,140	$(936)
	contracts and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(3,061)	$1,209

Global Diversified Income Fund
Equity contracts	Net realized gain (loss) from Options and	$(6,763)	$634
	swaptions/Change in unrealized
	appreciation/(depreciation) of Options and
	swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(7,164)	$(568)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
	Total	$(13,927)	$66

High Yield Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(297)	$747
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies

High Yield Fund I
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(24)	$(2)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(470)	$(537)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(2,777)	$(1,474)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions and Swap agreements
	Total	$(3,247)	$(2,011)

LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures	$18,755	$(4,160)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures	$8,677	$(2,687)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures	$3,267	$(1,436)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. April 30, 2014 (unaudited)

3. Operating Policies (Continued)
Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures	$1,054	$(383)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Bond & Mortgage Securities Fund and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2014.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL FUNDS,INC.

April 30, 2014 (unaudited)

4. Fair Valuation (Continued)

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided inputs to value Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below shows the amounts that were transferred from Level 1 to Level 2 as of April 30, 2014 due to thinly traded securities:

Global Diversified Income Fund	$2,270,396

The table below shows the amounts that were transferred from Level 2 to Level 1 as of April 30, 2014 due to the resumption of trading for previously thinly traded securities:

Global Diversified Income Fund	$4,051,575
High Yield Fund	700

The following is a summary of the inputs used as of April 30, 2014, in valuing the Funds’ securities carried at value (amounts shown in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$—	$1,589,318	$20,152	$1,609,470
Common Stocks*	—	—	—	—
Convertible Bonds	—	2,193	—	2,193
Investment Companies	154,189	—	—	154,189
Preferred Stocks
Communications	2,883	—	—	2,883
Financial	10,102	1,238	—	11,340
Utilities	1,936	—	—	1,936
Senior Floating Rate Interests	—	83,618	—	83,618
U.S. Government & Government Agency Obligations	—	1,046,339	—	1,046,339
Total investments in securities $	169,110	$2,722,706	$20,152	$2,911,968
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$102	$—	$102
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1	$—	$1
Interest Rate Contracts**
Futures	$53	$—	$—	$53
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(113)	$—	$(113)
Exchange Cleared Credit Default Swaps	—	(91)	—	(91)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(35)	$—	$(35)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

California Municipal Fund
Municipal Bonds		$—	$196,456	$—	$196,456
	Total investments in securities $	—	$196,456	$—	$196,456

Diversified International Fund
Common Stocks
Basic Materials		$6,236	$331,990	$—	$338,226
Communications		56,856	379,410	—	436,266
Consumer, Cyclical		134,760	594,541	—	729,301
Consumer, Non-cyclical		117,918	811,936	—	929,854
Diversified		—	20,284	—	20,284
Energy		179,191	134,641	—	313,832
Financial		246,387	1,104,208	—	1,350,595
Industrial		120,313	495,512	—	615,825
Technology		10,835	258,997	—	269,832
Utilities		10,955	124,423	—	135,378
Investment Companies		113,788	—	—	113,788
Preferred Stocks
Consumer, Non-cyclical		—	23,554	—	23,554
	Total investments in securities $	997,239	$4,279,496	$—	$5,276,735

Equity Income Fund
Common Stocks*		$5,577,015	$—	$—	$5,577,015
Investment Companies		136,498	—	—	136,498
	Total investments in securities $	5,713,513	$—	$—	$5,713,513

Global Diversified Income Fund
Bonds		$—	$4,674,931	$43,123	$4,718,054
Common Stocks
Basic Materials		15,846	47,946	—	63,792
Communications		104,174	55,046	28	159,248
Consumer, Cyclical		28,595	30,348	4,511	63,454
Consumer, Non-cyclical		136,970	93,583	—	230,553
Diversified		1,254	10,085	—	11,339
Energy		732,156	37,857	—	770,013
Financial		321,066	245,261	—	566,327
Industrial		81,371	108,763	159	190,293
Technology		42,492	11,414	—	53,906
Utilities		460,730	162,284	—	623,014
Credit Linked Structured Notes		—	16,848	4,409	21,257
Investment Companies		219,540	—	—	219,540
Preferred Stocks
Communications		22,038	12,428	—	34,466
Financial		198,049	31,773	—	229,822
Industrial		17,924	—	345	18,269
Utilities		24,841	—	—	24,841
Senior Floating Rate Interests		—	691,497	3,000	694,497
	Total investments in securities $	2,407,046	$6,230,064	$55,575	$8,692,685
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$348	$—	$348
Liabilities
Equity Contracts**
Options		$(14,467)	$—	$—	$(14,467)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(1,454)	$—	$(1,454)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$—	$33,087	$—	$33,087
Consumer, Non-cyclical		16,434	—	—	16,434
Diversified		—	12,404	—	12,404
Financial		1,016,168	795,320	—	1,811,488
Investment Companies		17,021	—	—	17,021
	Total investments in securities $	1,049,623	$840,811	$—	$1,890,434

Government & High Quality Bond Fund
Bonds		$—	$473,537	$27,057	$500,594
Investment Companies		16,030	—	—	16,030
U.S. Government & Government Agency Obligations		—	1,191,613	—	1,191,613
	Total investments in securities $	16,030	$1,665,150	$27,057	$1,708,237

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

High Yield Fund
Bonds	$—	$3,540,492	$25,461	$3,565,953
Common Stocks*	—	—	—	—
Convertible Bonds	—	33,979	—	33,979
Investment Companies	193,953	—	—	193,953
Preferred Stocks
Financial	—	38,625	—	38,625
Senior Floating Rate Interests	—	384,221	—	384,221
Total investments in securities $	193,953	$3,997,317	$25,461	$4,216,731
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$747	$—	$747

High Yield Fund I
Bonds	$—	$1,516,436	$4,160	$1,520,596
Common Stocks
Basic Materials	2	—	1,245	1,247
Consumer, Cyclical	—	145	—	145
Financial	—	—	248	248
Industrial	539	—	14	553
Technology	—	—	—	—
Utilities	1,223	—	—	1,223
Convertible Bonds	—	—	869	869
Investment Companies	80,658	—	—	80,658
Preferred Stocks
Financial	580	8,559	—	9,139
Industrial	—	—	—	—
Technology	—	—	—	—
Senior Floating Rate Interests	—	141,864	—	141,864
Total investments in securities $	83,002	$1,667,004	$6,536	$1,756,542

Income Fund
Bonds	$—	$1,726,573	$11,160	$1,737,733
Common Stocks
Financial	—	—	5	5
Industrial	—	—	—	—
Technology	—	—	—	—
Convertible Bonds	—	37,121	—	37,121
Investment Companies	143,393	—	—	143,393
Senior Floating Rate Interests	—	15,145	—	15,145
U.S. Government & Government Agency Obligations	—	652,510	—	652,510
Total investments in securities $	143,393	$2,431,349	$11,165	$2,585,907

Inflation Protection Fund
Bonds	$—	$67,450	$—	$67,450
Common Stocks*	319	—	—	319
Investment Companies	22,877	—	—	22,877
U.S. Government & Government Agency Obligations	—	936,455	—	936,455
Purchased Interest Rate Swaptions	—	400	—	400
Purchased Interest Rate Floor	—	10	—	10
Purchased Options	307	—	—	307
Total investments in securities $	23,503	$1,004,315	$—	$1,027,818
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$53	$—	$53
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$391	$—	$391
Futures	130	—	—	130
Interest Rate Swaps	—	152	—	152
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(188)	$—	$(188)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(743)	$—	$(743)
Futures	(1,860)	—	—	(1,860)
Interest Rate Swaps	—	(338)	—	(338)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Emerging Markets Fund
Common Stocks
Basic Materials		$43,867	$87,884	$—	$131,751
Communications		38,166	182,657	—	220,823
Consumer, Cyclical		29,681	155,142	—	184,823
Consumer, Non-cyclical		116,098	72,117	—	188,215
Diversified		—	—	—	—
Energy		58,957	76,003	—	134,960
Financial		66,132	353,414	—	419,546
Industrial		23,455	167,884	—	191,339
Technology		—	244,063	—	244,063
Utilities		—	52,447	—	52,447
Investment Companies		70,899	—	—	70,899
Preferred Stocks
Basic Materials		—	12,685	—	12,685
Communications		—	689	—	689
Consumer, Non-cyclical		—	7,151	—	7,151
Financial		—	63,651	—	63,651
	Total investments in securities $	447,255	$1,475,787	$—	$1,923,042

LargeCap Growth Fund
Common Stocks*		$2,969,025	$—	$—	$2,969,025
Investment Companies		107,010	—	—	107,010
	Total investments in securities $	3,076,035	$—	$—	$3,076,035

LargeCap Growth Fund I
Common Stocks*		$6,954,898	$—	$—	$6,954,898
Convertible Preferred Stocks
Communications		—	4,853	—	4,853
Investment Companies		157,401	—	—	157,401
Preferred Stocks
Communications		—	4,948	—	4,948
	Total investments in securities $	7,112,299	$9,801	$—	$7,122,100
Assets
Equity Contracts**
Futures		$2,483	$—	$—	$2,483

LargeCap S&P 500 Index Fund
Common Stocks*		$3,863,534	$—	$—	$3,863,534
Investment Companies		85,922	—	—	85,922
	Total investments in securities $	3,949,456	$—	$—	$3,949,456
Assets
Equity Contracts**
Futures		$639	$—	$—	$639

LargeCap Value Fund
Common Stocks*		$3,490,693	$—	$—	$3,490,693
Investment Companies		10,675	—	—	10,675
	Total investments in securities $	3,501,368	$—	$—	$3,501,368

MidCap Fund
Common Stocks*		$8,076,891	$—	$—	$8,076,891
Investment Companies		39,641	—	—	39,641
	Total investments in securities $	8,116,532	$—	$—	$8,116,532

Money Market Fund
Bonds		$—	$154,102	$—	$154,102
Certificate of Deposit		—	31,400	—	31,400
Commercial Paper		—	704,314	—	704,314
Investment Companies		55,550	—	—	55,550
Municipal Bonds		—	64,135	—	64,135
Repurchase Agreements		—	51,060	—	51,060
	Total investments in securities $	55,550	$1,005,011	$—	$1,060,561

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Principal Capital Appreciation Fund
Common Stocks*		$2,327,401	$—	$—	$2,327,401
Investment Companies		53,288	—	—	53,288
	Total investments in securities $	2,380,689	$—	$—	$2,380,689

Real Estate Securities Fund
Common Stocks*		$1,592,843	$—	$—	$1,592,843
Investment Companies		19,504	—	—	19,504
	Total investments in securities $	1,612,347	$—	$—	$1,612,347

Short-Term Income Fund
Bonds		$—	$2,102,685	$14,000	$2,116,685
Investment Companies		2,639	—	—	2,639
U.S. Government & Government Agency Obligations		—	36,762	—	36,762
	Total investments in securities $	2,639	$2,139,447	$14,000	$2,156,086

SmallCap Blend Fund
Common Stocks*		$509,995	$—	$—	$509,995
Investment Companies		1,555	—	—	1,555
	Total investments in securities $	511,550	$—	$—	$511,550
Liabilities
Equity Contracts**
Futures		$(20)	$—	$—	$(20)

Tax-Exempt Bond Fund
Bonds		$—	$2,140	$—	$2,140
Municipal Bonds		—	214,433	—	214,433
	Total investments in securities $	—	$216,573	$—	$216,573

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Futures, foreign currency contracts, and swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

	Asset	Fair Value as of	Valuation
Fund	Type	April 30, 2014	Technique	Unobservable input	Input Values(s)
Government & High Quality Bond	Bonds	$7,066	Third Party	Broker Quote	$104.58
Fund			Vendor
	Bonds	19,991	Indicative Market	Broker Quote	99.98-101.82
			Quotations
		27,057

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts showninthousands):

Fund	Value October 31, 2013	Realized Gain/ (Loss)	Accrued Discounts/ Premiums and Change in Unrealized Gain/(Loss)	Purchases	Proceeds from Sales	Transfers into Level 3 *	Transfers Out of Level 3**		Value April 30, 2014	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2014

Government & High Quality Bond Fund
Bonds	$19,893	$ —	$223	$20,084	$(108)	$—	$(13,035	) $	27,057	$226
	Total $19,893	$ —	$223	$20,084	$(108)	$—	$(13,035	) $	27,057	$226

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted

2. Securities that have certain restrictions on trading

3. Instances in which a security is not priced by a pricing services .

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes

2. Securities where trading restrictions have expired

3. Instances in which a price becomes available from a pricing service

During the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds						Net Assets of Funds
	First $500 million	Next $500 million	Next $ 500 million	Over $ 1.5 billion			First $ 500 million	Next $500 million	Next $500 million	Over $1.5 Billion

Global Real Estate Securities Fund	.90%	.88%	.86%	.85%	SmallCap Blend Fund		.75%	.73%	.71%	.70%
Inflation Protection Fund	.40	.38	.36	.35	Tax-Exempt Bond Fund		.45	.43	.41	.40

								Net Assets of Fund (in Billions)
	Net Assets of Fund (in Billions)
		First $1	Over $1						First $2	Over $2
California Municipal Fund		.45%	.40%		Government & High Quality Bond Fund				.50%	.45%

	Net Assets of Fund (in millions)								Net Assets of Fund
								First $500 million	Next $500 million	Over $1 billion
	First	Next	Over
	$200	$300	$500
Short-Term Income Fund	.50%	.45%	.40%	Principal Capital Appreciation Fund				.625%	.50%	.375%

	Net Assets of Fund (in millions)							Net Assets of Fund (in Billions)
	First		Over
	$250		$250					First $2	Next $1	Over $3
High Yield Fund	.625%		.50%	Income Fund				.50%	.44%	.43%

			Net Assets of Funds
	First $500 million		Next $500 million	Next $500 million		Next $500 million	Next $1 billion	Over $3 billion

Bond & Mortgage Securities Fund		.55%	.53%		.51%	.50%	.48%	.45%
Diversified International Fund		.90	.88		.86	.85	.83	.80
Global Diversified Income Fund		.80	.78		.76	.75	.73	.70
High Yield Fund I		.65	.63		.61	.60	.59	.58
International Emerging Markets Fund		1.20	1.18	1.16		1.15	1.14	1.13
LargeCap Growth Fund I		.66	.64		.62	.61	.60	.59
Large Cap Value Fund		.45	.43		.41	.40	.39	.38
MidCap Fund		.65	.63		.61	.60	.59	.58
Money Market Fund		.40	.39		.38	.37	.36	.35
Real Estate Securities Fund		.85	.83		.81	.80	.79	.78

		Net Assets of Fund
	First $500 million	Next $500 million	Next $1 billion	Next $1 billion	Over $3 billion

LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

	Net Assets of Fund (in millions)
	First	Next	Over
	$250	$250	$500
Equity Income Fund	.60%	.55%	.50%

		All Net Assets
LargeCap S&P 500 Index Fund		.15%

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from November 1, 2013 through April 30, 2014
	Class A		Class B	Class C		Class J	Institutional	Expiration
Bond & Mortgage Securities Fund	.88%		1.60%	1.75%		N/A	N/A	February 28, 2015
California Municipal Fund	N/A		1.82	N/A		N/A	N/A	February 28, 2015
Diversified International Fund	N/A		2.47	2.08		N/A	N/A	February 28, 2015
Equity Income Fund	N/A		1.97	N/A		N/A	N/A	February 28, 2015
Global Diversified Income Fund	1.25	*	N/A	2.00	*	N/A	N/A	February 28, 2015
Global Real Estate Securities Fund	1.45		N/A	2.20		N/A	1.00	February 28, 2015
Government & High Quality Bond Fund	.88		1.65	1.63		1.00%	N/A	February 28, 2015
High Yield Fund	N/A		1.92	N/A		N/A	.61	February 28, 2015
High Yield Fund I	1.05		N/A	N/A		N/A	N/A	February 28, 2015
Income Fund	N/A		1.90	N/A		1.10	N/A	February 28, 2015
Inflation Protection Fund	.90		N/A	1.65		1.15	N/A	February 28, 2015
International Emerging Markets Fund	1.78		2.78	2.80		N/A	N/A	February 28, 2015
LargeCap Growth Fund	N/A		2.25	N/A		N/A	N/A	February 28, 2015
LargeCap Growth Fund I	1.25	^	N/A	N/A		N/A	N/A	February 28, 2015
LargeCap S&P 500 Index Fund	.70	*	N/A	1.30		N/A	N/A	February 28, 2015
LargeCap Value Fund	N/A		2.00	1.70		N/A	N/A	February 28, 2015
MidCap Fund	N/A		2.09	1.95	*	N/A	N/A	February 28, 2015
Money Market Fund	N/A		1.55	1.79		N/A	N/A	February 28, 2015
Principal Capital Appreciation Fund	N/A		1.99	1.82		N/A	N/A	February 28, 2015
Real Estate Securities Fund	1.45	*	2.20	2.20		N/A	N/A	February 28, 2015
Short-Term Income Fund	N/A		N/A	1.67	*	N/A	N/A	February 28, 2015
SmallCap Blend Fund	1.35		2.29	2.08		N/A	0.80	February 28, 2015
Tax-Exempt Bond Fund	.85	*	1.60	1.60		N/A	N/A	February 28, 2015

* Expired February 28, 2014.

	Period from November 1, 2013 through April 30, 2014
	R-1		R-2	R-3		R-4	R-5	Expiration
Government & High Quality Bond Fund	1.29%		1.16%	.98%		.79%	.67%	February 28, 2015
Short-Term Income Fund	1.30		1.18	.99		.79	.68	February 28, 2015

In addition, the Manager has contractually agreed to limit management and investment advisory fees for LargeCap Growth Fund I through the period ended February 28, 2016. The expense limit will reduce the Fund’s management and investment advisory fees by .016%.

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2015. The expense limit will maintain these expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .20% for each of Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, International Emerging Markets Fund, LargeCap Growth Fund, MidCap Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund and Short Term Income Fund, respectively.

The Manager has voluntarily agreed to limit certain of the Fund’s expenses attributable to Class J shares of Bond & Mortgage Securities Fund and Short-Term Income Fund by paying, if necessary, expenses normally payable by the Fund, excluding interest expense. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed .99% and 1.00%, respectively. The expense limit may be terminated at any time.

The Manager contractually agreed to pay a portion of the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 28, 2014.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .25%*, .35%, .30%, .25% and .10% for, Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

*Prior to December 30, 2013, the annual rate for Class J was .45% (with the exception of Money Market Fund whose annual rate for Class J was .25%).

Effective December 30, 2013, the Distributor has contractually agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares through February 28, 2015. The limit will maintain the level of distribution fees not to exceed .24% for Class J shares. Prior to December 30, 2013, the limit was .25% (with the exception of Money Market Fund).

The Distributor has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to certain share classes of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75% for Class B and 0% for Class C shares, respectively. The expense limit may be terminated at any time.

The Distributor has voluntarily agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares. The limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for the LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, California Municipal Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2014, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$27	$ –	$ –	$5
California Municipal Fund	19	–	1	N/A
Diversified International Fund	88	–	1	4
Equity Income Fund	184	–	6	N/A
Global Diversified Income Fund	555	N/A	285	N/A
Global Real Estate Securities Fund	31	N/A	8	N/A
Government & High Quality Bond Fund	50	1	13	17
High Yield Fund	101	4	20	N/A
High Yield Fund I	9	N/A	N/A	N/A
Income Fund	42	1	7	10
Inflation Protection Fund	2	N/A	–	–
International Emerging Markets Fund	67	–	1	8
LargeCap Growth Fund	123	–	1	1
LargeCap Growth Fund I	22	N/A	N/A	5
LargeCap S&P 500 Index Fund	88	N/A	2	16
LargeCap Value Fund	60	–	–	3
MidCap Fund	227	–	42	10
Money Market Fund	1	1	5	47
Principal Capital Appreciation Fund	147	1	2	N/A
Real Estate Securities Fund	76	1	2	3
Short-Term Income Fund	113	N/A	15	36
SmallCap Blend Fund	96	–	1	2
Tax-Exempt Bond Fund	16	–	–	N/A

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At April 30, 2014, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Institutional
Bond & Mortgage Securities Fund	–	16,495
Diversified International Fund	–	121,028
Equity Income Fund	–	59,203
Global Diversified Income Fund	–	2
Global Real Estate Securities Fund	–	42,740
Government & High Quality Bond Fund	–	14
High Yield Fund	–	325
High Yield Fund I	1	94,341
Income Fund	46	22,908
Inflation Protection Fund	–	41,134
International Emerging Markets Fund	–	15,179
LargeCap Growth Fund	–	10,078
LargeCap Growth Fund I	1	189,029
LargeCap S&P 500 Index Fund	–	83
LargeCap Value Fund	–	8,631
MidCap Fund	–	5
Money Market Fund	669	3,511
Principal Capital Appreciation Fund	–	4,625
Short-Term Income Fund	–	41,675
SmallCap Blend Fund	–	2,895

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $173,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2014.

Underlying Funds. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds").

The performance and risks of each Principal LifeTime Fund, and SAM Portfolio (singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

As of April 30, 2014, the SAM Portfolios, Principal LifeTime Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

	Total Percentage		Total Percentage
	of Outstanding		of Outstanding
Fund	Shares Owned	Fund	Shares Owned
Bond & Mortgage Securities Fund	76.18%	Inflation Protection Fund	60.36%
Diversified International Fund	56.25	International Emerging Markets Fund	61.12
Equity Income Fund	38.01	LargeCap Growth Fund	58.42
Global Diversified Income Fund	6.70	LargeCap Growth Fund I	38.38
Global Real Estate Securities Fund	60.23	LargeCap S&P 500 Index Fund	44.82
Government & High Quality Bond Fund	62.41	LargeCap Value Fund	85.40
High Yield Fund	7.29	MidCap Fund	6.21
High Yield Fund I	31.85	Principal Capital Appreciation Fund	43.16
Income Fund	65.26	Short-Term Income Fund	36.56

6. Capital Share Transactions

The following table reflects the conversion of Class B shares into Class A shares (reflected in the statement of changes in net assets as Class B shares and dollars redeemed and Class A dollars sold) for the period ended April 30, 2014 (amounts in thousands).

	Shares	Dollars		Shares	Dollars
Bond & Mortgage Securities Fund	17	$181	LargeCap Growth Fund	51	$504
California Municipal Fund	1	11	LargeCap Value Fund	23	307
Diversified International Fund	44	528	MidCap Fund	64	1,236
Equity Income Fund	71	1,701	Money Market Fund	733	733
Government & High Quality Bond Fund	25	276	Principal Capital Appreciation Fund	36	1,630
High Yield Fund	40	318	Real Estate Securities Fund	20	369
Income Fund	26	254	SmallCap Blend Fund	21	428
International Emerging Markets Fund	9	213	Tax-Exempt Bond Fund	22	153

7. Investment Transactions

For the period ended April 30, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$1,998,253	$1,810,583	International Emerging Markets Fund	$1,211,068	$1,133,636
California Municipal Fund	35,745	33,407	LargeCap Growth Fund	1,010,915	1,123,225
Diversified International Fund	2,227,930	1,984,984	LargeCap Growth Fund I	1,474,628	1,425,769
Equity Income Fund	334,782	385,059	LargeCap S&P 500 Index Fund	168,615	162,239
Global Diversified Income Fund	3,720,957	3,397,714	LargeCap Value Fund	2,117,094	2,093,571
Global Real Estate Securities Fund	498,362	272,442	MidCap Fund	1,109,663	589,832
Government & High Quality Bond Fund	235,098	322,752	Principal Capital Appreciation Fund	79,688	117,676
High Yield Fund	1,233,722	1,164,301	Real Estate Securities Fund	224,854	135,552
High Yield Fund I	545,999	341,996	Short-Term Income Fund	762,846	378,360
Income Fund	129,164	142,148	SmallCap Blend Fund	194,863	192,170
Inflation Protection Fund	1,757	1,321	Tax-Exempt Bond Fund	25,351	37,818

In addition Global Diversified Income Fund had $602,733,000 of covers on securities sold short and $588,617,000 of securities sold short.

For the period ended April 30, 2014, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$785,674	$760,404	Income Fund	$81,284	$88
Government & High Quality Bond Fund	113,617	83,695	Inflation Protection Fund	518,952	323,798
			Short-Term Income Fund	60,036	41,761

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2014 and October 31, 2013 were as follows (amounts in thousands):

							Long-Term
	Ordinary Income		Tax-Exempt Income				Capital Gain
	2014	2013	2014	2013	*		2014	2013	^
Bond & Mortgage Securities Fund	$30,979	$57,577	$—	$—		$	— $	—
California Municipal Fund	—	329	3,656	8,742			—	—
Diversified International Fund	95,806	73,597	—	—			—	—
Equity Income Fund	64,624	131,857	—	—			—	—
Global Diversified Income Fund	193,305	347,714	—	—			—	32,733
Global Real Estate Securities Fund	57,286	86,894	—	—			21,419	—
Government & High Quality Bond Fund	26,518	56,413	—	—			—	—
High Yield Fund	150,077	274,152	—	—			58,799	6,376
High Yield Fund I	53,328	163,077	—	—			20,365	21,642
Income Fund	48,470	97,119	—	—			—	—
Inflation Protection Fund	1,727	3,836	—	—			12,751	—
International Emerging Markets Fund	14,005	21,495	—	—			—	—
LargeCap Growth Fund	8,242	14,845	—	—			321,764	—
LargeCap Growth Fund I	38,663	26,487	—	—			390,817	213,062
LargeCap S&P 500 Index Fund	58,505	52,369	—	—			—	—
LargeCap Value Fund	116,880	38,399	—	—			210,785	—
MidCap Fund	35,728	43,351	—	—			134,118	54,110
Principal Capital Appreciation Fund	22,458	26,732	—	—			48,623	20,368
Real Estate Securities Fund	15,474	19,817	—	—			184,685	—
Short-Term Income Fund	15,558	23,658	—	—			979	—
SmallCap Blend Fund	3,046	1,547	—	—			32,756	2,003
Tax-Exempt Bond Fund	—	215	4,229	10,164			—	—

*The funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^ The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

8. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2013, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital Loss	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences*	Total Accumulated Earnings (Deficit)
Bond & Mortgage Securities Fund	$3,517	$—	$—	$(153,538)	$13,045	$(512)	$(137,488)
California Municipal Fund	—	33	—	(42,842)	3,232	—	(39,577)
Diversified International Fund	90,734	—	—	(652,568)	853,611	—	291,777
Equity Income Fund	1,811	—	—	(513,612)	1,546,004	—	1,034,203
Global Diversified Income Fund	25,195	—	—	(7,363)	329,701	(256)	347,277
Global Real Estate Securities Fund	46,657	—	21,404	(917)	129,970	—	197,114
Government & High Quality Bond Fund	1,253	—	—	(67,166)	(869)	—	(66,782)
High Yield Fund	30,648	—	58,787	—	74,019	(1,328)	162,126
High Yield Fund I	10,033	—	20,355	—	37,496	(315)	67,569
Income Fund	1,599	—	—	(46,044)	79,596	—	35,151
Inflation Protection Fund	1,686	—	12,743	—	(30,611)	(22)	(16,204)
International Emerging Markets Fund	13,592	—	—	(88,404)	137,867	—	63,055
LargeCap Growth Fund	5,367	—	321,752	—	758,943	—	1,086,062
LargeCap Growth Fund I	34,391	—	390,804	—	1,862,555	—	2,287,750
LargeCap S&P 500 Index Fund	44,124	—	—	(156,135)	1,163,035	—	1,051,024
LargeCap Value Fund	104,793	—	210,786	—	384,494	—	700,073
MidCap Fund	31,535	—	134,095	—	1,823,108	—	1,988,738
Money Market Fund	—	—	—	(41,459)	—	(2)	(41,461)
Principal Capital Appreciation Fund	17,396	—	48,619	(27,312)	944,668	—	983,371
Real Estate Securities Fund	10,962	—	184,234	—	318,573	—	513,769
Short-Term Income Fund	2,859	—	975	(26,507)	23,312	(904)	(265)
SmallCap Blend Fund	2,895	—	32,757	(17,727)	118,106	—	136,031
Tax-Exempt Bond Fund	—	53	—	(20,018)	7,576	(112)	(12,501)

*Represents book-to-tax accounting differences.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

8. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2013, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:					No Expiration
								Short - Term	Long - Term		Total	Annual Limitations*
	2014		2015	2016	2017	2018	2019
Bond & Mortgage Securities Fund	$—	$	— $	—	$133,521	$—	$20,017	$—	$	— $ 153,538		$—
California Municipal Fund	—		280	10,723	21,987	3,189	6,663	—		—	42,842	—
Diversified International Fund	—		79,119	104,394	469,054	—	—	—		—	652,567	38,411
Equity Income Fund	—		—	99,617	407,289	—	6,706	—		—	513,612	—
Global Diversified Income Fund	—		—	—	—	—	—	7,363		—	7,363	—
Global Real Estate Securities Fund	—		—	—	800	117	—	—		—	917	200
Government & High Quality Bond Fund	6,007		3,147	55,498	2,385	—	—	129		—	67,166	—
Income Fund	1,046		2,036	—	18,489	8,587	13,420	2,467		—	46,045	—
International Emerging Markets Fund	—		—	—	68,739	—	—	19,664		—	88,403	—
LargeCap S&P 500 Index Fund	—		—	137,804	18,331	—	—	—		—	156,135	75,683
Money Market Fund	13		3,000	35,477	2,969	—	—	—		—	41,459	5,612
Principal Capital Appreciation Fund	—		18,208	9,104	—	—	—	—		—	27,312	9,104
Short-Term Income Fund	—		—	10,959	15,548	—	—	—		—	26,507	5,314
SmallCap Blend Fund	—		—	17,727	—	—	—	—		—	17,727	5,909
Tax-Exempt Bond Fund	—		—	3,668	8,745	3,433	2,371	1,801		—	20,018	—

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2013, the following Funds had utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Bond & Mortgage Securities Fund	$4,041
California Municipal Fund	203
Diversified International Fund	151,149
Equity Income Fund	85,068
Global Real Estate Securities Fund	200
Income Fund	11,310
Inflation Protection Fund	312
International Emerging Markets Fund	10,392
LargeCap Growth Fund	99,611
LargeCap S&P 500 Index Fund	41,546
LargeCap Value Fund	45,560
Money Market Fund	11
Principal Capital Appreciation Fund	9,104
Real Estate Securities Fund	22,680
Short-Term Income Fund	8,121
SmallCap Blend Fund	20,945

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2013, Money Market Fund had a late-year loss of $2,000 that it intends to defer to the next fiscal year.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

8. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2013, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond & Mortgage Securities Fund	$2,820	$(2,820)	$—
California Municipal Fund	(187)	187	—
Diversified International Fund	4,924	(4,924)	—
Equity Income Fund	3,859	(1,864)	(1,995)
Global Diversified Income Fund	23,189	(20,232)	(2,957)
Global Real Estate Securities Fund	22,543	(22,543)	—
Government & High Quality Bond Fund	13,887	(13,887)	—
High Yield Fund	4,444	(4,444)	—
High Yield Fund I	(767)	767	—
Income Fund	6,917	(6,917)	—
Inflation Protection Fund	(4,562)	4,562	—
International Emerging Markets Fund	(2,389)	2,389	—
LargeCap Growth Fund	(358)	358	—
LargeCap S&P 500 Index Fund	(11)	11	—
LargeCap Value Fund	(309)	309	—
MidCap Fund	4,303	(4,303)	—
Money Market Fund	(2)	2	—
Principal Capital Appreciation Fund	(29)	29	—
Short-Term Income Fund	1	(1)	—
SmallCap Blend Fund	(86)	2,818	(2,732)
Tax-Exempt Bond Fund	(159)	159	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

8. Federal Tax Information (Continued)

FederalIncomeTaxBasis. At April 30, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Bond & Mortgage Securities Fund	$52,818	$(15,804)	$37,014	$2,874,954
California Municipal Fund	12,994	(997)	11,997	172,886
Diversified International Fund	954,933	(63,636)	891,297	4,385,438
Equity Income Fund	1,987,489	(88,672)	1,898,817	3,814,696
Global Diversified Income Fund	645,503	(100,957)	544,546	8,148,139
Global Real Estate Securities Fund	196,689	(32,868)	163,821	1,726,613
Government & High Quality Bond Fund	26,939	(28,730)	(1,791)	1,710,028
High Yield Fund	193,814	(94,656)	99,158	4,117,573
High Yield Fund I	59,492	(12,663)	46,829	1,709,713
Income Fund	126,438	(26,502)	99,936	2,485,971
Inflation Protection Fund	5,452	(23,899)	(18,447)	1,046,265
International Emerging Markets Fund	178,431	(70,829)	107,602	1,815,440
LargeCap Growth Fund	728,986	(61,107)	667,879	2,408,156
LargeCap Growth Fund I	1,789,252	(75,587)	1,713,665	5,408,435
LargeCap S&P 500 Index Fund	1,426,906	(55,848)	1,371,058	2,578,398
LargeCap Value Fund	457,574	(18,821)	438,753	3,062,615
MidCap Fund	2,018,103	(53,930)	1,964,173	6,152,359
Money Market Fund	—	—	—	1,060,561
Principal Capital Appreciation Fund	1,080,831	(12,075)	1,068,756	1,311,933
Real Estate Securities Fund	432,523	(8,743)	423,780	1,188,567
Short-Term Income Fund	28,443	(7,929)	20,514	2,135,572
SmallCap Blend Fund	122,438	(8,216)	114,222	397,328
Tax-Exempt Bond Fund	17,575	(1,874)	15,701	192,101

9. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Semiconductors - 0.00%				BONDS (continued)	Amount (000's)	Value (000's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803	$—		Apparel - 0.01%
				Quiksilver Inc / QS Wholesale Inc
TOTAL COMMON STOCKS		$—		7.88%, 08/01/2018(d)	$45	$49
INVESTMENT COMPANIES - 5.90%	Shares Held	Value(000	's)	10.00%, 08/01/2020	290	329
						$378
Publicly Traded Investment Fund - 5.90%
Cash Account Trust - Government & Agency	154,188,529	154,189		Automobile Asset Backed Securities - 3.99%
Portfolio - DWS Government Cash				Ally Auto Receivables Trust 2011-5
				0.99%, 11/16/2015(e)	1,229	1,230
TOTAL INVESTMENT COMPANIES		$154,189		Ally Auto Receivables Trust 2013-SN1
PREFERRED STOCKS - 0.62%	Shares Held	Value(000	's)	0.72%, 05/20/2016(e)	2,500	2,503
				Ally Auto Receivables Trust 2014-SN1
Banks- 0.39%				0.35%, 10/20/2016(e)	3,500	3,500
City National Corp/CA	90,000	2,489		0.52%, 10/20/2016(e)	3,400	3,401
Goldman Sachs Group Inc/The	75,000	1,772		AmeriCredit Automobile Receivables Trust
State Street Corp 5.90%; Series D	225,000	5,841		2012-5
		$10,102		0.51%, 01/08/2016	1,178	1,178
Diversified Financial Services - 0.05%				AmeriCredit Automobile Receivables Trust
Ally Financial Inc (d)	1,250	1,238		2013-1
				0.49%, 06/08/2016	1,143	1,144
				AmeriCredit Automobile Receivables Trust
Electric - 0.07%				2013-5
SCE Trust III (a)	75,000	1,936		0.53%, 03/08/2017(e)	4,150	4,155
				AmeriCredit Automobile Receivables Trust
Telecommunications - 0.11%				2014-1
				0.57%, 07/10/2017(e)	2,850	2,852
Verizon Communications Inc	115,000	2,883
				ARI Fleet Lease Trust 2012-B
				0.45%, 01/15/2021(d),(e)	3,180	3,177
TOTAL PREFERRED STOCKS		$16,159
	Principal			Capital Auto Receivables Asset Trust / Ally
BONDS- 61.60%	Amount (000's)	Value(000	's)	0.62%, 07/20/2016	2,000	2,001
				0.79%, 06/20/2017	4,500	4,510
Advertising - 0.02%				1.26%, 05/21/2018(e)	9,500	9,500
Interpublic Group of Cos Inc/The				Carmax Auto Owner Trust 2013-2
6.25%, 11/15/2014	$585	$603		0.42%, 06/15/2016(e)	4,741	4,742
				Chesapeake Funding LLC
				0.57%, 03/07/2026(d),(e)	16,000	16,001
Aerospace & Defense - 0.12%				Ford Credit Auto Lease Trust 2012-B
Air 2 US				0.57%, 09/15/2015 (e)	872	872
8.03%, 10/01/2020(c),(d)	337	357
8.63%, 10/01/2020(c),(d)	344	363		Hertz Fleet Lease Funding LP
				0.57%, 04/10/2028(d),(e)	3,200	3,200
Rockwell Collins Inc				0.70%, 12/10/2027(d),(e)	5,500	5,511
0.58%, 12/15/2016(e)	2,350	2,354
				Nissan Auto Receivables 2013-A Owner
		$3,074		Trust
Agriculture - 0.40%				0.37%, 09/15/2015	1,390	1,390
Altria Group Inc				Santander Drive Auto Receivables Trust
2.85%, 08/09/2022	1,205	1,147		0.47%, 08/15/2017(e)	13,575	13,576
4.00%, 01/31/2024	825	840		0.80%, 04/16/2018(e)	8,175	8,178
5.38%, 01/31/2044	2,981	3,196		Santander Drive Auto Receivables Trust 2010-
Japan Tobacco Inc				1
2.10%, 07/23/2018(d)	180	181		1.48%, 05/15/2017(d)	304	304
Philip Morris International Inc				Santander Drive Auto Receivables Trust 2013-
4.88%, 11/15/2043	3,755	3,996		1
6.38%, 05/16/2038	30	38		0.48%, 02/16/2016	535	535
Pinnacle Operating Corp				Santander Drive Auto Receivables Trust 2013-
9.00%, 11/15/2020(d)	940	1,010		2
		$10,408		0.47%, 03/15/2016(e)	138	138
				World Omni Auto Receivables Trust
Airlines - 0.30%				0.94%, 04/15/2019(e)	10,725	10,735
American Airlines 2013-2 Class A Pass						$104,333
Through Trust
4.95%, 07/15/2024(d)	2,246	2,409		Automobile Floor Plan Asset Backed Securities - 2.04%
United Airlines 2014-1 Class A Pass Through				Ally Master Owner Trust
Trust				0.78%, 05/15/2016(e)	9,900	9,902
4.00%, 04/11/2026(c)	3,710	3,747		0.95%, 09/15/2016(e)	5,710	5,719
US Airways 2001-1G Pass Through Trust				BMW Floorplan Master Owner Trust
7.08%, 09/20/2022(c)	298	332		0.55%, 09/15/2017(d),(e)	20,262	20,328
US Airways 2013-1 Class A Pass Through				GE Dealer Floorplan Master Note Trust
Trust				0.59%, 10/20/2017(e)	3,500	3,508
3.95%, 11/15/2025(c)	1,445	1,449		0.75%, 07/20/2016(e)	10,000	10,009
		$7,937

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Automobile Floor Plan Asset Backed Securities (continued)				Banks (continued)
Nissan Master Owner Trust Receivables				Bank of America Corp (continued)
0.62%, 05/15/2017(e)	$3,890	$3,900		4.13%, 01/22/2024	$3,770	$3,823
		$53,366		4.88%, 04/01/2044	955	971
				Barclays PLC
Automobile Manufacturers - 1.16%				8.25%, 12/29/2049(e)	700	745
Chrysler Group LLC / CG Co-Issuer Inc				BBVA Banco Continental SA
8.00%, 06/15/2019	495	542		5.00%, 08/26/2022(d)	1,100	1,133
8.00%, 06/15/2019(d)	450	493
				BBVA Bancomer SA/Texas
Daimler Finance North America LLC				6.75%, 09/30/2022(d)	4,115	4,588
1.25%, 01/11/2016(d)	2,120	2,137
1.30%, 07/31/2015(d)	3,205	3,235		BBVA US Senior SAU
1.45%, 08/01/2016(d)	2,005	2,024		4.66%, 10/09/2015	1,465	1,538
2.38%, 08/01/2018(d)	5,475	5,558		BNZ International Funding Ltd
				2.35%, 03/04/2019(d)	1,900	1,890
Ford Motor Co				BPCE SA
6.63%, 10/01/2028	650	783		1.63%, 02/10/2017	2,325	2,337
7.40%, 11/01/2046	1,130	1,502		4.00%, 04/15/2024	1,940	1,940
General Motors Co				5.70%, 10/22/2023(d)	6,400	6,777
3.50%, 10/02/2018(d)	2,095	2,139
4.88%, 10/02/2023(d)	220	227		CIT Group Inc
6.25%, 10/02/2043(d)	1,875	2,053		3.88%, 02/19/2019	1,045	1,057
				4.75%, 02/15/2015(d)	300	308
Hyundai Capital America				5.50%, 02/15/2019(d)	5,215	5,619
2.55%, 02/06/2019(d)	500	501
				City National Corp/CA
Jaguar Land Rover Automotive PLC				5.25%, 09/15/2020	3,100	3,467
4.13%, 12/15/2018(d)	540	558
5.63%, 02/01/2023(d)	200	209		Cooperatieve Centrale Raiffeisen-
8.13%, 05/15/2021(d)	390	441		Boerenleenbank BA/Netherlands
				4.63%, 12/01/2023	330	344
Navistar International Corp				11.00%, 12/29/2049 (d),(e)	1,560	2,079
8.25%, 11/01/2021	1,025	1,043		Credit Agricole SA
Nissan Motor Acceptance Corp				6.64%, 05/29/2049(d),(e)	150	158
0.79%, 03/03/2017(d),(e)	3,000	3,007
				Credit Suisse Group AG
Toyota Motor Credit Corp				7.50%, 12/11/2049(d),(e)	3,125	3,394
0.62%, 01/17/2019(e)	1,320	1,321
				Goldman Sachs Group Inc/The
2.10%, 01/17/2019	910	916		3.63%, 02/07/2016	3,220	3,367
Volkswagen International Finance NV				5.38%, 03/15/2020	2,415	2,710
1.13%, 11/18/2016(d)	1,625	1,627
				5.70%, 12/29/2049(e)	4,995	5,101
		$30,316		HBOS Capital Funding LP
Automobile Parts & Equipment - 0.12%				6.07%, 06/29/2049(d),(e)	420	420
Dana Holding Corp				Huntington National Bank/The
5.38%, 09/15/2021	195	201		0.65%, 04/24/2017(e)	12,100	12,091
6.00%, 09/15/2023	395	416		2.20%, 04/01/2019	4,000	3,970
Gajah Tunggal Tbk PT				ING Bank NV
7.75%, 02/06/2018(d)	1,650	1,699		5.80%, 09/25/2023(d)	6,130	6,721
Gestamp Funding Luxembourg SA				Intesa Sanpaolo SpA
5.63%, 05/31/2020(d)	200	206		2.38%, 01/13/2017	3,815	3,854
Lear Corp				3.13%, 01/15/2016	5,585	5,747
5.38%, 03/15/2024	475	487		JP Morgan Chase & Co
		$3,009		3.20%, 01/25/2023	8,565	8,356
				6.13%, 12/29/2049(e)	2,330	2,330
Banks- 7.24%				JP Morgan Chase Capital XIII
Abbey National Treasury Services				1.18%, 09/30/2034(e)	300	255
PLC/London				Lloyds Bank PLC
3.05%, 08/23/2018	3,200	3,333		2.30%, 11/27/2018	2,130	2,145
Abbey National Treasury Services				M&T Bank Corp
PLC/Stamford CT				6.45%, 12/29/2049(e)	2,220	2,320
4.00%, 03/13/2024	2,305	2,362		Manufacturers & Traders Trust Co
Associated Banc-Corp				1.25%, 01/30/2017	670	671
5.13%, 03/28/2016	5,055	5,388		Morgan Stanley
Australia & New Zealand Banking Group Ltd				1.75%, 02/25/2016	2,600	2,635
4.50%, 03/19/2024(d)	9,045	9,075		3.75%, 02/25/2023	2,880	2,882
Banco de Credito e Inversiones				5.00%, 11/24/2025	2,650	2,749
4.00%, 02/11/2023(d)	600	588		5.45%, 12/29/2049(e)	7,880	7,949
Banco Santander Mexico SA Institucion de				5.50%, 07/24/2020	7,100	8,056
Banca Multiple Grupo Financiero Santander				PNC Bank NA
4.13%, 11/09/2022(d)	1,100	1,094		6.00%, 12/07/2017	7,400	8,477
Bancolombia SA				RBS Capital Trust III
5.95%, 06/03/2021	835	904		5.51%, 09/29/2049	911	902
Bank of America Corp				Regions Financial Corp
2.00%, 01/11/2018	4,400	4,408		5.75%, 06/15/2015	1,070	1,126
4.00%, 04/01/2024	3,735	3,754
4.10%, 07/24/2023	2,845	2,907

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Banks (continued)				Building Materials (continued)
Royal Bank of Scotland Group PLC				Cemex SAB de CV
6.00%, 12/19/2023	$265	$277		7.25%, 01/15/2021(d)	$1,985	$2,134
7.64%, 03/29/2049(e)	390	406		CRH America Inc
Skandinaviska Enskilda Banken AB				4.13%, 01/15/2016	1,630	1,714
2.38%, 03/25/2019(d)	855	854		6.00%, 09/30/2016	1,935	2,152
Standard Chartered PLC				8.13%, 07/15/2018	3,425	4,209
5.70%, 03/26/2044(d)	2,790	2,807		Norbord Inc
Toronto-Dominion Bank/The				5.38%, 12/01/2020(d)	560	568
1.13%, 05/02/2017(f)	3,065	3,060		Owens Corning
UBS AG/Jersey				4.20%, 12/15/2022	620	618
7.25%, 02/22/2022(e)	1,665	1,836				$12,884
UBS AG/Stamford CT
7.63%, 08/17/2022	450	535		Chemicals - 0.60%
Wells Fargo & Co				Axiall Corp
				4.88%, 05/15/2023(d)	370	362
5.90%, 12/15/2049(e)	8,330	8,531
Zions Bancorporation				CF Industries Inc
6.00%, 09/15/2015	1	1		4.95%, 06/01/2043	650	650
		$189,122		5.15%, 03/15/2034	2,430	2,544
				Cornerstone Chemical Co
Beverages - 1.08%				9.38%, 03/15/2018(d)	275	291
Ajecorp BV				9.38%, 03/15/2018	195	207
6.50%, 05/14/2022	1,100	1,034		Dow Chemical Co/The
Anheuser-Busch Cos LLC				4.38%, 11/15/2042	1,135	1,072
5.60%, 03/01/2017	1,090	1,220		Eagle Spinco Inc
Anheuser-Busch InBev Worldwide Inc				4.63%, 02/15/2021(d)	670	666
1.38%, 07/15/2017	1,345	1,356		INEOS Group Holdings SA
2.50%, 07/15/2022	3,085	2,927		5.88%, 02/15/2019(d)	200	204
7.75%, 01/15/2019	1,030	1,278		6.13%, 08/15/2018(d)	200	207
Coca-Cola Icecek AS				LYB International Finance BV
4.75%, 10/01/2018(d)	2,050	2,155		4.88%, 03/15/2044	2,325	2,386
Constellation Brands Inc				Mexichem SAB de CV
3.75%, 05/01/2021	750	733		4.88%, 09/19/2022(d)	1,000	1,009
4.25%, 05/01/2023	855	840		4.88%, 09/19/2022	1,000	1,009
Corp Lindley SA				Mosaic Co/The
6.75%, 11/23/2021(d)	700	756		5.45%, 11/15/2033	1,840	2,015
6.75%, 11/23/2021	865	934		NOVA Chemicals Corp
Pernod Ricard SA				5.25%, 08/01/2023(d)	505	540
4.45%, 01/15/2022(d)	4,695	4,952		Taminco Global Chemical Corp
5.75%, 04/07/2021(d)	1,045	1,193		9.75%, 03/31/2020(d)	2,195	2,472
SABMiller Holdings Inc						$15,634
3.75%, 01/15/2022(d)	7,480	7,723
4.95%, 01/15/2042(d)	1,030	1,103		Commercial Services - 0.24%
		$28,204		DP World Ltd
				6.85%, 07/02/2037	500	544
Biotechnology - 0.86%				Envision Healthcare Corp
Amgen Inc				8.13%, 06/01/2019	134	142
5.15%, 11/15/2041	1,435	1,515		ERAC USA Finance LLC
5.38%, 05/15/2043	1,665	1,816		2.75%, 03/15/2017(d)	1,015	1,047
Celgene Corp				3.30%, 10/15/2022(d)	345	335
1.90%, 08/15/2017	1,195	1,212		MasterCard Inc
3.25%, 08/15/2022	2,135	2,105		3.38%, 04/01/2024	3,480	3,491
4.00%, 08/15/2023	3,570	3,668		TMS International Corp
5.25%, 08/15/2043	115	126		7.63%, 10/15/2021(d)	450	480
Genzyme Corp				United Rentals North America Inc
5.00%, 06/15/2020	810	908		5.75%, 07/15/2018	100	107
Gilead Sciences Inc						$6,146
2.05%, 04/01/2019	2,975	2,960
3.05%, 12/01/2016	840	883		Computers - 2.47%
3.70%, 04/01/2024	3,740	3,795		Affiliated Computer Services Inc
4.80%, 04/01/2044	3,270	3,439		5.20%, 06/01/2015	1,850	1,935
		$22,427		Apple Inc
				0.00%, 05/05/2017(a),(e),(f)	7,475	7,475
Building Materials - 0.49%				0.00%, 05/06/2019(a),(e),(f)	7,380	7,387
Boise Cascade Co				0.49%, 05/03/2018(e)	5,473	5,475
6.38%, 11/01/2020	390	419		2.10%, 05/06/2019(f)	6,300	6,320
Cemex Espana Luxembourg				2.40%, 05/03/2023	1,590	1,486
9.25%, 05/12/2020(d)	150	163		2.85%, 05/06/2021(f)	10,290	10,336
9.25%, 05/12/2020(e)	650	707		3.45%, 05/06/2024(f)	4,775	4,783
Cemex Finance LLC				3.85%, 05/04/2043	2,675	2,431
6.00%, 04/01/2024(d)	200	200		Compiler Finance Sub Inc
				7.00%, 05/01/2021(d)	850	858

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Computers (continued)				Diversified Financial Services (continued)
Hewlett-Packard Co				Icahn Enterprises LP / Icahn Enterprises
3.00%, 09/15/2016	$425	$444		Finance Corp (continued)
4.30%, 06/01/2021	2,435	2,563		4.88%, 03/15/2019(d)	$540	$547
iGATE Corp				6.00%, 08/01/2020(d)	1,830	1,931
4.75%, 04/15/2019(d)	155	157		ILFC E-Capital Trust II
International Business Machines Corp				6.25%, 12/21/2065(d),(e)	155	150
0.60%, 02/12/2019(e)	7,100	7,137		International Lease Finance Corp
NCR Corp				2.18%, 06/15/2016(e)	30	30
4.63%, 02/15/2021	1,147	1,156		5.65%, 06/01/2014	200	201
5.88%, 12/15/2021(d)	375	398		6.25%, 05/15/2019	955	1,054
Seagate HDD Cayman				8.62%, 09/15/2015(e)	970	1,065
4.75%, 06/01/2023(d)	2,500	2,503		National Rural Utilities Cooperative Finance
6.88%, 05/01/2020	1,600	1,740		Corp
		$64,584		4.75%, 04/30/2043(e)	855	810
				SquareTwo Financial Corp
Consumer Products - 0.09%				11.63%, 04/01/2017	390	389
Reynolds Group Issuer Inc / Reynolds Group				SUAM Finance BV
Issuer LLC / Reynolds Group Issuer				4.88%, 04/17/2024(d)	1,250	1,250
(Luxembourg) S.A.				Vesey Street Investment Trust I
7.13%, 04/15/2019	1,550	1,635		4.40%, 09/01/2016(e)	2,000	2,141
7.88%, 08/15/2019	260	286				$38,274
9.00%, 04/15/2019	400	427
9.88%, 08/15/2019	3	3		Electric - 2.21%
		$2,351		Abu Dhabi National Energy Co
				3.63%, 01/12/2023(d)	200	197
Credit Card Asset Backed Securities - 1.70%				Alabama Power Co
Barclays Dryrock Issuance Trust 2014-1				3.85%, 12/01/2042	850	797
0.51%, 12/16/2019(e)	4,000	4,002
				CMS Energy Corp
Citibank Omni Master Trust				4.70%, 03/31/2043	910	920
2.90%, 08/15/2018(d),(e)	20,190	20,342
				Commonwealth Edison Co
Dryrock Issuance Trust				3.80%, 10/01/2042	790	732
0.30%, 08/15/2017(c),(e)	1,350	1,350
0.49%, 07/16/2018(e)	18,755	18,776		4.60%, 08/15/2043	1,380	1,448
				Dominion Gas Holdings LLC
		$44,470		4.80%, 11/01/2043(d)	110	114
Distribution & Wholesale - 0.04%				DTE Energy Co
HD Supply Inc				6.38%, 04/15/2033	1,605	2,002
7.50%, 07/15/2020	725	785		Duke Energy Carolinas LLC
11.00%, 04/15/2020	285	336		4.00%, 09/30/2042	1,865	1,800
		$1,121		Duke Energy Corp
				3.75%, 04/15/2024	1,740	1,765
Diversified Financial Services - 1.47%				Duke Energy Progress Inc
Aircastle Ltd				4.38%, 03/30/2044	450	462
4.63%, 12/15/2018	380	389		Edison International
5.13%, 03/15/2021	865	869		3.75%, 09/15/2017	1,420	1,515
7.63%, 04/15/2020	240	275		Electricite de France
Ally Financial Inc				2.15%, 01/22/2019(d)	1,000	1,004
4.75%, 09/10/2018	220	233		4.88%, 01/22/2044(d)	1,140	1,175
American Honda Finance Corp				5.63%, 12/29/2049(d),(e)	3,805	3,919
2.13%, 10/10/2018	700	708		Elwood Energy LLC
Capital One Bank USA NA				8.16%, 07/05/2026	696	765
2.25%, 02/13/2019	1,250	1,250		Energy Future Intermediate Holding Co LLC /
Countrywide Financial Corp				EFIH Finance Inc
6.25%, 05/15/2016	5,290	5,792		11.75%, 03/01/2022 (d),(e)	800	952
Credit Acceptance Corp				10.00%, 12/01/2020	780	826
6.13%, 02/15/2021(d)	1,540	1,602		FirstEnergy Corp
Denali Borrower LLC / Denali Finance Corp				7.38%, 11/15/2031	1,730	2,008
5.63%, 10/15/2020(d)	1,610	1,654		Florida Power & Light Co
Ford Motor Credit Co LLC				4.05%, 06/01/2042	1,600	1,566
1.70%, 05/09/2016	1,375	1,392		4.13%, 02/01/2042	755	749
4.38%, 08/06/2023	2,225	2,331		Indiantown Cogeneration LP
5.88%, 08/02/2021	1,125	1,304		9.77%, 12/15/2020	311	355
8.00%, 12/15/2016	2,315	2,700		MidAmerican Energy Co
General Electric Capital Corp				3.50%, 10/15/2024	2,660	2,691
5.25%, 06/29/2049(e)	2,690	2,653		Miran Mid-Atlantic Series C Pass Through
6.25%, 12/31/2049(e)	3,000	3,259		Trust
General Motors Financial Co Inc				10.06%, 12/30/2028	2,294	2,553
3.25%, 05/15/2018	860	869		Northern States Power Co/MN
Icahn Enterprises LP / Icahn Enterprises				3.40%, 08/15/2042	265	231
Finance Corp				NRG Energy Inc
3.50%, 03/15/2017(d)	1,415	1,426		6.25%, 05/01/2024(d)	335	336

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)				Entertainment (continued)
NRG Energy Inc (continued)				WMG Acquisition Corp (continued)
8.25%, 09/01/2020	$820	$905		6.75%, 04/15/2022(d)	$610	$615
Oncor Electric Delivery Co LLC				WMG Holdings Corp
5.25%, 09/30/2040	950	1,069		13.75%, 10/01/2019	885	1,066
Pacific Gas & Electric Co						$8,398
4.45%, 04/15/2042	645	642
5.13%, 11/15/2043	1,600	1,745		Environmental Control - 0.12%
PacifiCorp				Darling International Inc
				5.38%, 01/15/2022(d)	275	282
3.85%, 06/15/2021	1,137	1,212
4.10%, 02/01/2042	735	719		Republic Services Inc
Perusahaan Listrik Negara PT				3.80%, 05/15/2018	1,215	1,295
5.50%, 11/22/2021(d)	650	661		Waste Management Inc
PPL Electric Utilities Corp				7.75%, 05/15/2032	1,200	1,678
3.00%, 09/15/2021	465	470				$3,255
4.75%, 07/15/2043	790	856		Food- 0.60%
PPL WEM Holdings Ltd				ConAgra Foods Inc
3.90%, 05/01/2016(d)	2,370	2,487		1.30%, 01/25/2016	375	378
5.38%, 05/01/2021(d)	950	1,047		Cosan Luxembourg SA
Public Service Co of Colorado				5.00%, 03/14/2023(d)	900	855
4.30%, 03/15/2044	560	569		Ingles Markets Inc
4.75%, 08/15/2041	1,400	1,524		5.75%, 06/15/2023	805	803
Public Service Electric & Gas Co				Kraft Foods Group Inc
2.30%, 09/15/2018	2,700	2,744		1.63%, 06/04/2015	590	597
3.65%, 09/01/2042	365	332		6.13%, 08/23/2018	3,110	3,639
Puget Energy Inc				6.50%, 02/09/2040	1,450	1,832
5.63%, 07/15/2022	400	462		Kroger Co/The
6.00%, 09/01/2021	2,785	3,255		5.00%, 04/15/2042	450	462
San Diego Gas & Electric Co				5.15%, 08/01/2043	170	179
4.30%, 04/01/2042	230	235		Mondelez International Inc
Southern California Edison Co				4.00%, 02/01/2024	1,170	1,198
3.90%, 12/01/2041	390	370		6.50%, 11/01/2031	430	532
4.05%, 03/15/2042	1,610	1,575		Smithfield Foods Inc
Virginia Electric and Power Co				5.25%, 08/01/2018(d)	250	260
4.00%, 01/15/2043	445	428		5.88%, 08/01/2021(d)	395	415
4.45%, 02/15/2044	1,790	1,850		Wm Wrigley Jr Co
4.65%, 08/15/2043	1,620	1,725		2.40%, 10/21/2018(d)	1,650	1,672
		$57,764		3.38%, 10/21/2020(d)	2,745	2,823
Electronics - 0.08%						$15,645
Thermo Fisher Scientific Inc				Forest Products & Paper - 0.24%
5.30%, 02/01/2044	405	446		Domtar Corp
Viasystems Inc				6.25%, 09/01/2042	2,155	2,289
7.88%, 05/01/2019(d)	1,525	1,624		6.75%, 02/15/2044	405	459
		$2,070		Exopack Holdings SA
				7.88%, 11/01/2019(d)	490	519
Engineering & Construction - 0.16%
Aguila 3 SA				Resolute Forest Products Inc
				5.88%, 05/15/2023(d)	745	724
7.88%, 01/31/2018(d)	390	413
Odebrecht Finance Ltd				Sappi Papier Holding GmbH
				7.50%, 06/15/2032(d)	905	756
5.13%, 06/26/2022(d)	2,200	2,244
				8.38%, 06/15/2019(d)	865	958
Odebrecht Offshore Drilling Finance Ltd
6.63%, 10/01/2022(d)	800	836		Verso Paper Holdings LLC / Verso Paper Inc
6.75%, 10/01/2022(d)	584	611		11.75%, 01/15/2019	555	599
		$4,104				$6,304
Entertainment - 0.32%				Gas- 0.04%
CCM Merger Inc				Korea Gas Corp
				3.88%, 02/12/2024(d)	450	460
9.13%, 05/01/2019(d)	2,330	2,499
Cinemark USA Inc				Nakilat Inc
4.88%, 06/01/2023	855	829		6.07%, 12/31/2033	200	211
DreamWorks Animation SKG Inc				Sempra Energy
6.88%, 08/15/2020(d)	775	841		2.88%, 10/01/2022	300	290
Peninsula Gaming LLC / Peninsula Gaming						$961
Corp				Healthcare - Products - 0.15%
8.38%, 02/15/2018(d)	1,030	1,107		ConvaTec Finance International SA
Regal Entertainment Group				8.25%, PIK 9.00%, 01/15/2019 (d),(g)	1,250	1,278
5.75%, 03/15/2022	590	608		Medtronic Inc
5.75%, 02/01/2025	370	366		4.63%, 03/15/2044	1,050	1,094
WMG Acquisition Corp
5.63%, 04/15/2022(d)	160	162
6.00%, 01/15/2021(d)	291	305

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Healthcare - Products (continued)				Home Equity Asset Backed Securities (continued)
Universal Hospital Services Inc				Saxon Asset Securities Trust 2004-1
7.63%, 08/15/2020	$1,350	$1,444		1.85%, 03/25/2035(e)	$282	$145
		$3,816		Specialty Underwriting & Residential Finance
				Trust Series 2004-BC1
Healthcare - Services - 0.71%				0.92%, 02/25/2035(e)	303	286
Centene Corp						$1,702
4.75%, 05/15/2022	3,465	3,482
5.75%, 06/01/2017	2,385	2,606		Insurance - 2.17%
CHS/Community Health Systems Inc				American International Group Inc
5.13%, 08/01/2021(d)	95	97		3.38%, 08/15/2020	3,910	4,047
Fresenius Medical Care US Finance II Inc				3.80%, 03/22/2017	3,135	3,354
5.88%, 01/31/2022(d)	485	517		6.40%, 12/15/2020	4,975	6,005
Fresenius Medical Care US Finance Inc				8.18%, 05/15/2068	755	1,010
6.50%, 09/15/2018(d)	330	370		Five Corners Funding Trust
HCA Holdings Inc				4.42%, 11/15/2023(d)	8,960	9,358
6.25%, 02/15/2021	115	121		Liberty Mutual Group Inc
HCA Inc				4.25%, 06/15/2023(d)	1,720	1,766
4.75%, 05/01/2023	1,685	1,656		5.00%, 06/01/2021(d)	2,500	2,742
5.00%, 03/15/2024	670	665		7.00%, 03/07/2067(d),(e)	1,260	1,342
5.88%, 03/15/2022	580	622		7.80%, 03/07/2087(d)	2,795	3,179
7.25%, 09/15/2020	690	744		MetLife Capital Trust IV
HealthSouth Corp				7.88%, 12/15/2067(d)	1,665	2,023
7.25%, 10/01/2018	82	87		MetLife Inc
MPH Acquisition Holdings LLC				4.88%, 11/13/2043	2,590	2,747
6.63%, 04/01/2022(d)	785	813		Metropolitan Life Global Funding I
Ventas Realty LP				1.30%, 04/10/2017(d)	1,370	1,368
1.25%, 04/17/2017	790	787		1.88%, 06/22/2018(d)	1,350	1,337
1.55%, 09/26/2016	2,260	2,284		2.30%, 04/10/2019(d)	1,920	1,920
WellCare Health Plans Inc				Reliance Standard Life Global Funding II
5.75%, 11/15/2020	3,515	3,752		2.50%, 04/24/2019(d)	2,445	2,445
		$18,603		Voya Financial Inc
				2.90%, 02/15/2018	3,800	3,921
Holding Companies - Diversified - 0.14%				5.50%, 07/15/2022	2,600	2,946
Alfa SAB de CV				5.65%, 05/15/2053(e)	4,615	4,615
5.25%, 03/25/2024(d)	1,200	1,220
				XL Group PLC
Alphabet Holding Co Inc				6.50%, 12/31/2049(e)	470	463
7.75%, 11/01/2017	430	445				$56,588
Nielsen Co Luxembourg SARL/The
5.50%, 10/01/2021(d)	770	803		Internet - 0.10%
Tenedora Nemak SA de CV				Equinix Inc
5.50%, 02/28/2023(d)	1,300	1,316		4.88%, 04/01/2020	230	234
		$3,784		5.38%, 04/01/2023	730	743
				Zayo Group LLC / Zayo Capital Inc
Home Builders - 0.22%				8.13%, 01/01/2020	400	439
Ashton Woods USA LLC / Ashton Woods				10.13%, 07/01/2020	1,110	1,285
Finance Co						$2,701
6.88%, 02/15/2021(d)	370	376
Beazer Homes USA Inc				Iron & Steel - 0.61%
6.63%, 04/15/2018	685	731		ArcelorMittal
Lennar Corp				7.50%, 10/15/2039	2,580	2,703
4.13%, 12/01/2018	840	848		BlueScope Steel Finance Ltd/BlueScope Steel
4.75%, 11/15/2022(e)	1,035	1,009		Finance USA LLC
MDC Holdings Inc				7.13%, 05/01/2018(d)	360	387
6.00%, 01/15/2043	1,070	963		Commercial Metals Co
WCI Communities Inc				4.88%, 05/15/2023	905	869
6.88%, 08/15/2021(d)	790	814		Glencore Funding LLC
Woodside Homes Co LLC / Woodside Homes				1.70%, 05/27/2016(d)	4,365	4,389
Finance Inc				3.13%, 04/29/2019(d)	4,950	4,950
6.75%, 12/15/2021(d)	980	1,000		Samarco Mineracao SA
		$5,741		4.13%, 11/01/2022(d)	2,000	1,857
				Signode Industrial Group Lux SA/Signode
Home Equity Asset Backed Securities - 0.07%				Industrial Group US Inc
First NLC Trust 2005-1				6.38%, 05/01/2022(d)	720	727
0.65%, 05/25/2035(e)	357	241
JP Morgan Mortgage Acquisition Trust 2006-						$15,882
CW2				Lodging - 0.19%
0.30%, 08/25/2036(e)	1,069	946		Caesars Entertainment Operating Co Inc
New Century Home Equity Loan Trust 2005-				11.25%, 06/01/2017	170	162
1				MGM Resorts International
0.73%, 03/25/2035(e)	85	84		6.63%, 12/15/2021	365	402
				10.00%, 11/01/2016	1,205	1,431

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Lodging (continued)				Media (continued)
Wyndham Worldwide Corp				Univision Communications Inc
2.50%, 03/01/2018	$2,920	$2,946		6.88%, 05/15/2019(d)	$265	$283
		$4,941		8.50%, 05/15/2021(d)	1,355	1,491
				Viacom Inc
Machinery - Construction & Mining - 0.06%				4.38%, 03/15/2043	3,446	3,163
Ferreycorp SAA				5.25%, 04/01/2044	850	889
4.88%, 04/26/2020(d)	1,150	1,116
				5.85%, 09/01/2043	565	635
Vander Intermediate Holding II Corp				VTR Finance BV
9.75%, PIK 10.50%, 02/01/2019 (d),(g)	385	406
				6.88%, 01/15/2024(d)	2,455	2,558
		$1,522		WideOpenWest Finance LLC /
Machinery - Diversified - 0.01%				WideOpenWest Capital Corp
CNH America LLC				13.38%, 10/15/2019	1,745	2,050
7.25%, 01/15/2016	150	164		10.25%, 07/15/2019 (d)	350	396
						$66,416
Media- 2.54%				Metal Fabrication & Hardware - 0.02%
21st Century Fox America Inc				Wise Metals Intermediate Holdings LLC/Wise
5.40%, 10/01/2043	1,945	2,141		Holdings Finance Corp
6.15%, 02/15/2041	470	567		9.75%, PIK 10.50%, 06/15/2019 (d),(g)	485	483
Cablevision Systems Corp
8.00%, 04/15/2020	990	1,143		Mining - 1.08%
CBS Corp				Anglo American Capital PLC
5.75%, 04/15/2020	1,640	1,888		1.18%, 04/15/2016(d),(e)	5,290	5,306
7.88%, 07/30/2030	60	80		Barrick Gold Corp
Columbus International Inc				3.85%, 04/01/2022	1,095	1,055
7.38%, 03/30/2021(d)	1,000	1,045
				BHP Billiton Finance USA Ltd
Comcast Corp				2.05%, 09/30/2018	4,600	4,635
4.75%, 03/01/2044	3,105	3,236		Corp Nacional del Cobre de Chile
5.65%, 06/15/2035	560	645		5.63%, 10/18/2043(d)	1,500	1,600
6.40%, 05/15/2038	305	381		FMG Resources August 2006 Pty Ltd
CSC Holdings LLC				6.88%, 02/01/2018(d)	495	522
6.75%, 11/15/2021	280	312		6.88%, 04/01/2022(d)	385	412
Cumulus Media Holdings Inc				8.25%, 11/01/2019(d)	730	807
7.75%, 05/01/2019	780	831		Freeport-McMoRan Copper & Gold Inc
DIRECTV Holdings LLC / DIRECTV				3.10%, 03/15/2020	2,540	2,516
Financing Co Inc				5.45%, 03/15/2043	405	413
4.45%, 04/01/2024	2,510	2,546		MMC Norilsk Nickel OJSC via MMC Finance
5.00%, 03/01/2021	2,035	2,205		Ltd
5.15%, 03/15/2042	850	831		5.55%, 10/28/2020(d)	900	868
6.00%, 08/15/2040	790	842		Newmont Mining Corp
DISH DBS Corp				4.88%, 03/15/2042	1,895	1,638
4.25%, 04/01/2018	785	820		Rio Tinto Finance USA PLC
5.88%, 07/15/2022	950	1,025		2.00%, 03/22/2017	2,350	2,399
6.75%, 06/01/2021	1,605	1,814		St Barbara Ltd
7.88%, 09/01/2019	1,517	1,800		8.88%, 04/15/2018(d)	680	564
Globo Comunicacao e Participacoes SA				Teck Resources Ltd
4.88%, 04/11/2022(d)	800	807
				3.75%, 02/01/2023	950	906
NBCUniversal Enterprise Inc				5.20%, 03/01/2042	380	351
0.91%, 04/15/2018(d),(e)	5,490	5,549
				Volcan Cia Minera SAA
NBCUniversal Media LLC				5.38%, 02/02/2022(d)	350	346
2.88%, 01/15/2023	30	29		5.38%, 02/02/2022	600	592
4.45%, 01/15/2043	1	1		Xstrata Finance Canada Ltd
5.15%, 04/30/2020	4,093	4,673		2.05%, 10/23/2015(d),(e)	1,910	1,933
6.40%, 04/30/2040	800	1,004		2.70%, 10/25/2017(d),(e)	1,315	1,334
Nielsen Finance LLC / Nielsen Finance Co						$28,197
5.00%, 04/15/2022(d)	655	657
Numericable Group SA				Miscellaneous Manufacturing - 0.69%
6.00%, 05/15/2022(d),(f)	490	502		Eaton Corp
RCN Telecom Services LLC / RCN Capital				2.75%, 11/02/2022	4,155	3,997
Corp				General Electric Co
8.50%, 08/15/2020(d)	625	662		4.50%, 03/11/2044	3,660	3,769
Time Warner Cable Inc				Ingersoll-Rand Global Holding Co Ltd
4.13%, 02/15/2021	3,280	3,518		2.88%, 01/15/2019(d)	1,065	1,083
5.88%, 11/15/2040	660	761		Textron Inc
6.55%, 05/01/2037	3,590	4,401		6.20%, 03/15/2015	1,835	1,922
6.75%, 07/01/2018	920	1,090		Tyco Electronics Group SA
8.75%, 02/14/2019	1,635	2,094		1.60%, 02/03/2015	1,265	1,275
Time Warner Inc				2.38%, 12/17/2018	2,150	2,139
6.25%, 03/29/2041	3,025	3,621		3.50%, 02/03/2022	3,695	3,718
7.63%, 04/15/2031	1,050	1,430

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Miscellaneous Manufacturing (continued)					Mortgage Backed Securities (continued)
Tyco Electronics Group SA	(continued)				Freddie Mac REMICS (continued)
7.13%, 10/01/2037		$105	$136		3.00%, 10/15/2027(e)	$2,045	$280
			$18,039		3.50%, 10/15/2027(e)	3,802	497
					4.00%, 09/15/2021	396	405
Mortgage Backed Securities - 6.37%					4.00%, 11/15/2025(e)	15,232	1,849
Adjustable Rate Mortgage Trust 2004-2					4.50%, 02/15/2029(e)	10,400	1,176
1.29%, 02/25/2035(e)		97	97
					6.05%, 06/15/2042(e)	4,299	680
Banc of America Commercial Mortgage Trust					6.45%, 04/15/2040(e)	4,689	736
2006-3					6.48%, 03/15/2036(e)	3,942	702
5.89%, 07/10/2044		595	644		6.50%, 05/15/2026(e)	3,701	597
Banc of America Commercial Mortgage Trust					6.55%, 07/15/2026(e)	4,604	763
2007-3					6.55%, 09/15/2026(e)	4,995	782
0.43%, 06/10/2049(d),(e)		1,000	957
					6.55%, 09/15/2026(e)	6,550	1,204
Banc of America Commercial Mortgage Trust					6.55%, 04/15/2040(e)	4,358	827
2008-1					6.60%, 09/15/2034(e)	1,698	204
6.46%, 02/10/2051(e)		3,255	3,713
					Freddie Mac Structured Agency Credit Risk
BB-UBS Trust					Debt Notes
2.89%, 06/05/2030(d),(e)		2,100	2,013
					1.00%, 04/25/2024(e)	7,325	7,335
BCRR Trust 2009-1					GE Commercial Mortgage Corp Series 2007-
5.86%, 07/17/2040(d)		1,945	2,154
					C1 Trust
CD 2006-CD3 Mortgage Trust					0.35%, 12/10/2049(e)	8,559	—
5.62%, 10/15/2048		2,440	2,638		5.61%, 12/10/2049(e)	5,875	6,171
COMM 2010-RR1					Ginnie Mae
5.54%, 12/11/2049(d),(e)		900	966
					1.75%, 10/16/2037	1,361	1,378
COMM 2013-CCRE6 Mortgage Trust					3.00%, 09/20/2028(e)	5,335	635
3.10%, 03/10/2046(e)		425	417
					4.00%, 11/16/2028(e)	12,490	1,621
Commercial Mortgage Pass Through					4.50%, 05/16/2043(e)	4,879	977
Certificates					5.00%, 10/16/2022(e)	4,514	246
4.93%, 10/15/2045(d),(e)		700	708
					GS Mortgage Securities Trust 2012-GCJ7
Credit Suisse Commercial Mortgage Trust					2.77%, 05/10/2045(e)	19,470	2,447
Series 2006-C3					GS Mortgage Securities Trust 2013-GCJ12
5.98%, 06/15/2038(e)		97	104
					3.78%, 06/10/2046(e)	780	774
Credit Suisse Commercial Mortgage Trust					Impac CMB Trust Series 2007-A
Series 2006-C5					0.40%, 05/25/2037(e)	2,185	2,124
0.92%, 12/15/2039(e)		13,772	220
					JP Morgan Chase Commercial Mortgage
Credit Suisse Commercial Mortgage Trust					Securities Corp
Series 2007-C3					2.09%, 12/15/2047(e)	22,285	2,252
5.87%, 06/15/2039(e)		1,703	1,854
					3.35%, 12/15/2047(d),(e)	500	494
Credit Suisse First Boston Mortgage Securities					JP Morgan Chase Commercial Mortgage
Corp					Securities Trust 2004-LN2
0.93%, 11/15/2037(d),(e)		14,647	43
					5.12%, 07/15/2041	105	105
4.77%, 07/15/2037		2,025	2,076		JP Morgan Chase Commercial Mortgage
CSMC Series 2009-RR1					Securities Trust 2005-CIBC12
5.38%, 02/15/2040(d)		3,165	3,447
					5.26%, 09/12/2037(e)	300	180
CSMC Series 2009-RR3					JP Morgan Chase Commercial Mortgage
5.34%, 12/15/2043(d),(e)		1,545	1,672
					Securities Trust 2006-CIBC17
Fannie Mae REMIC Trust 2005-W2					5.43%, 12/12/2043	2,200	2,379
0.35%, 05/25/2035(e)		795	785
					JP Morgan Chase Commercial Mortgage
Fannie Mae REMICS					Securities Trust 2006-LDP9
2.25%, 07/25/2040		537	525		5.34%, 05/15/2047	225	245
3.50%, 05/25/2027(e)		9,087	1,204
3.50%, 11/25/2027(e)		3,356	449		JP Morgan Chase Commercial Mortgage
3.50%, 04/25/2028(e)		10,167	1,379		Securities Trust 2007-C1
					0.56%, 02/15/2051(e)	29,227	86
3.50%, 07/25/2040		4,955	5,033		JP Morgan Chase Commercial Mortgage
4.00%, 12/25/2028(e)		6,518	924
6.35%, 12/25/2021(e)		1,959	230		Securities Trust 2011-C5
6.35%, 03/25/2022(e)		1,105	133		3.15%, 08/15/2046	2,097	2,186
					5.50%, 08/15/2046(d),(e)	800	880
6.60%, 11/25/2036(e)		3,037	449
38.48%, 08/25/2035 (e)		58	17		JP Morgan Chase Commercial Mortgage
					Securities Trust 2013-C16
FHLMC Multifamily Structured Pass Through					1.55%, 12/15/2046(e)	13,447	981
Certificates					JPMBB Commercial Mortgage Securities
1.88%, 05/25/2019		6,375	6,342		Trust 2013-C15
2.22%, 12/25/2018(e)		1,650	1,675
					1.78%, 11/15/2045(e)	50,235	4,004
2.70%, 05/25/2018		2,500	2,595		JPMBB Commercial Mortgage Securities
Freddie Mac REMICS					Trust 2014-C18
0.60%, 06/15/2023(e)		85	86
					4.97%, 02/15/2047(e)	2,700	2,786
0.75%, 08/15/2018(e)		733	740
					LB-UBS Commercial Mortgage Trust 2005-
1.25%, 09/15/2033		14,100	14,152		C3
2.00%, 02/15/2036(e)		1,804	1,805
					0.94%, 07/15/2040(d),(e)	43,034	364
2.75%, 03/15/2041		2,974	2,995

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)				Office & Business Equipment - 0.11%
LB-UBS Commercial Mortgage Trust 2005-				Xerox Corp
C3 (continued)				2.95%, 03/15/2017	$555	$579
4.74%, 07/15/2030	$2,416	$2,482		6.75%, 02/01/2017	550	628
LB-UBS Commercial Mortgage Trust 2005-				6.75%, 12/15/2039	1,360	1,611
C7						$2,818
5.32%, 11/15/2040	2,200	2,325
LB-UBS Commercial Mortgage Trust 2007-				Oil & Gas - 4.39%
C1				Afren PLC
				6.63%, 12/09/2020(d)	1,300	1,306
0.60%, 02/15/2040(e)	10,954	128
LB-UBS Commercial Mortgage Trust 2007-				Anadarko Petroleum Corp
C2				5.95%, 09/15/2016	3,190	3,555
5.43%, 02/15/2040	1,935	2,130		6.45%, 09/15/2036	30	37
LB-UBS Commercial Mortgage Trust 2007-				BP Capital Markets PLC
				0.78%, 05/10/2019(e)	6,585	6,598
C6
6.11%, 07/15/2040	7,350	8,144		2.24%, 09/26/2018	1,600	1,622
MASTR Asset Securitization Trust 2005-2				Canadian Natural Resources Ltd
5.25%, 11/25/2035	2,000	2,028		3.80%, 04/15/2024	1,010	1,029
Merrill Lynch Mortgage Investors Trust Series				Carrizo Oil & Gas Inc
2005-A8				7.50%, 09/15/2020	815	892
0.50%, 08/25/2036(e)	202	173		8.63%, 10/15/2018	765	819
Merrill Lynch Mortgage Trust 2005-CIP1				Chaparral Energy Inc
5.05%, 07/12/2038	855	890		7.63%, 11/15/2022	60	64
ML-CFC Commercial Mortgage Trust 2006-				9.88%, 10/01/2020	655	742
4				Chesapeake Energy Corp
0.81%, 12/12/2049(e)	69,602	287		3.25%, 03/15/2016	180	182
				3.47%, 04/15/2019(e)	2,700	2,727
Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11				4.88%, 04/15/2022	1,380	1,382
0.90%, 08/15/2046(e)	29,740	979		6.13%, 02/15/2021	615	673
Morgan Stanley Capital I Trust 2007-HQ12				Chevron Corp
5.78%, 04/12/2049(e)	1,360	1,480		1.10%, 12/05/2017	205	204
5.78%, 04/12/2049(e)	6,719	6,939		1.72%, 06/24/2018	1,650	1,654
Morgan Stanley Capital I Trust 2007-IQ13				CNOOC Finance 2013 Ltd
5.36%, 03/15/2044(e)	700	769		3.00%, 05/09/2023	600	550
Morgan Stanley Reremic Trust				CNOOC Nexen Finance 2014 ULC
4.97%, 04/16/2040(d)	3,235	3,270		4.25%, 04/30/2024	2,150	2,150
Morgan Stanley Re-REMIC Trust 2011-IO				Concho Resources Inc
2.50%, 03/23/2051(c),(d)	1,018	1,018		7.00%, 01/15/2021	730	810
MSBAM Commercial Mortgage Securities				ConocoPhillips
Trust 2012-CKSV				5.75%, 02/01/2019	500	584
1.29%, 10/15/2022(d),(e)	23,610	1,780		Continental Resources Inc/OK
3.28%, 10/15/2022(d)	3,075	2,934		4.50%, 04/15/2023	1,465	1,539
RBSCF Trust 2009-RR1				Denbury Resources Inc
6.05%, 09/17/2039(d),(e)	253	253		5.50%, 05/01/2022	1,055	1,067
Residential Asset Securitization Trust 2004-				Devon Energy Corp
A10				2.25%, 12/15/2018	4,935	4,945
5.50%, 02/25/2035	428	436		Diamond Offshore Drilling Inc
UBS Commercial Mortgage Trust 2012-C1				4.88%, 11/01/2043	55	54
3.40%, 05/10/2045(e)	550	556		Ecopetrol SA
UBS-Barclays Commercial Mortgage Trust				5.88%, 09/18/2023	3,950	4,320
2012-C3				Encana Corp
3.09%, 08/10/2049(e)	2,125	2,093		5.15%, 11/15/2041	1,035	1,093
UBS-Barclays Commercial Mortgage Trust				EP Energy LLC / EP Energy Finance Inc
2012-C4				9.38%, 05/01/2020	710	818
2.02%, 12/10/2045(d),(e)	20,485	2,277		GeoPark Latin America Ltd Agencia en Chile
				7.50%, 02/11/2020(d)	1,550	1,628
UBS-Barclays Commercial Mortgage Trust
2013-C5				GS Caltex Corp
				3.25%, 10/01/2018(d)	800	812
3.18%, 03/10/2046(e)	2,025	1,993
4.23%, 03/10/2046(d),(e)	1,090	968		Halcon Resources Corp
Wachovia Bank Commercial Mortgage Trust				8.88%, 05/15/2021	450	466
				9.25%, 02/15/2022(d)	325	341
Series 2007-C30				9.75%, 07/15/2020(d)	60	64
0.35%, 12/15/2043(d),(e)	1,350	1,285
5.25%, 12/15/2043	1,367	1,369		KazMunayGas National Co JSC
				4.40%, 04/30/2023(d)	2,250	2,123
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34				7.00%, 05/05/2020	770	865
5.68%, 05/15/2046(e)	250	277		Kerr-McGee Corp
Wells Fargo Mortgage Backed Securities				6.95%, 07/01/2024	1,000	1,256
2005-AR16 Trust				7.88%, 09/15/2031	2,025	2,782
2.62%, 03/25/2035(e)	513	503		Kodiak Oil & Gas Corp
		$166,359		5.50%, 01/15/2021	760	783
				5.50%, 02/01/2022	260	267

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Oil & Gas (continued)				Oil & Gas Services - 0.28%
Kodiak Oil & Gas Corp (continued)				Cameron International Corp
8.13%, 12/01/2019	$570	$633		1.15%, 12/15/2016	$1,790	$1,790
Linn Energy LLC / Linn Energy Finance				CGG SA
Corp				6.88%, 01/15/2022(d),(f)	275	277
7.25%, 11/01/2019(d),(e)	520	538		9.50%, 05/15/2016	75	77
Nabors Industries Inc				Exterran Partners LP / EXLP Finance Corp
2.35%, 09/15/2016(d)	1,400	1,431		6.00%, 10/01/2022(d)	395	393
Newfield Exploration Co				FTS International Inc
6.88%, 02/01/2020	300	320		6.25%, 05/01/2022(d)	150	152
Northern Blizzard Resources Inc				Hornbeck Offshore Services Inc
7.25%, 02/01/2022(d)	890	914		5.00%, 03/01/2021	440	427
Oasis Petroleum Inc				Key Energy Services Inc
6.50%, 11/01/2021	455	487		6.75%, 03/01/2021	695	733
6.88%, 03/15/2022(d)	290	315		Weatherford International LLC
6.88%, 01/15/2023	820	888		6.35%, 06/15/2017	850	969
Ocean Rig UDW Inc				Weatherford International Ltd/Bermuda
7.25%, 04/01/2019(d)	1,205	1,151		5.95%, 04/15/2042	1,100	1,237
Pacific Drilling SA				6.50%, 08/01/2036	1,125	1,313
5.38%, 06/01/2020(d)	1,190	1,157				$7,368
Pacific Rubiales Energy Corp
5.13%, 03/28/2023(d)	1,700	1,643		Other Asset Backed Securities - 2.46%
7.25%, 12/12/2021(d)	2,865	3,130		Carrington Mortgage Loan Trust Series 2005-
PDC Energy Inc				FRE1
				0.43%, 12/25/2035(e)	1,092	1,089
7.75%, 10/15/2022	1,150	1,262
Petrobras Global Finance BV				Chase Funding Trust Series 2003-5
				0.75%, 07/25/2033(e)	1,193	1,139
3.25%, 03/17/2017	3,400	3,449
Petrobras International Finance Co				Chase Funding Trust Series 2004-1
				0.61%, 12/25/2033(e)	23	21
5.38%, 01/27/2021	2,350	2,407
Petroleos de Venezuela SA				CIT Equipment Collateral 2013-VT1
				0.65%, 03/21/2016(d)	5,000	5,002
5.25%, 04/12/2017	1,890	1,521
Petroleos Mexicanos				Countrywide Asset-Backed Certificates
				0.31%, 10/25/2047(e)	3,847	3,773
4.88%, 01/24/2022	3,750	3,937		0.93%, 06/25/2035(e)	324	323
4.88%, 01/18/2024(d)	2,000	2,070
				1.76%, 01/25/2034(e)	16	14
QEP Resources Inc
5.25%, 05/01/2023	795	787		GE Equipment Transportation LLC Series
6.80%, 04/01/2018	200	218		2013-2
				0.61%, 06/24/2016(e)	9,000	9,010
QGOG Constellation SA
6.25%, 11/09/2019(d)	2,100	2,116		GreatAmerica Leasing Receivables
				0.61%, 05/15/2016(d),(e)	5,187	5,188
RKI Exploration & Production LLC / RKI
Finance Corp				GreatAmerica Leasing Receivables Funding
8.50%, 08/01/2021(d)	874	948		LLC
				1.66%, 04/17/2017(d)	2,000	2,023
Rosneft Oil Co via Rosneft International
Finance Ltd				John Deere Owner Trust 2013-B
				0.55%, 01/15/2016(e)	1,543	1,544
4.20%, 03/06/2022(d)	1,550	1,292
Rowan Cos Inc				JP Morgan Mortgage Acquisition Trust 2007-
4.75%, 01/15/2024	2,690	2,754		CH3
				0.30%, 03/25/2037(e)	2,983	2,849
5.00%, 09/01/2017	1,875	2,039
Seadrill Ltd				Long Beach Mortgage Loan Trust 2005-1
				0.90%, 02/25/2035(e)	86	86
5.63%, 09/15/2017(d)	1,740	1,799
Sibur Securities Ltd				MSDWCC Heloc Trust 2005-1
				0.53%, 07/25/2017(e)	143	141
3.91%, 01/31/2018(d)	2,000	1,755
Statoil ASA				Nationstar Mortgage Advance Receivables
1.20%, 01/17/2018	1,700	1,677		Trust 2013-T2
				1.68%, 06/20/2046(d),(e)	11,000	10,947
1.80%, 11/23/2016	2,535	2,598
Talisman Energy Inc				Popular ABS Mortgage Pass-Through Trust
3.75%, 02/01/2021	2,580	2,599		2005-1
				0.42%, 05/25/2035(e)	1,319	1,048
5.50%, 05/15/2042	1,095	1,128
7.75%, 06/01/2019	2,355	2,878		Trade MAPS 1 Ltd
				0.85%, 12/10/2018(c),(d),(e)	11,500	11,536
Total Capital International SA
1.50%, 02/17/2017	1,495	1,518		Volvo Financial Equipment LLC Series 2013-
1.55%, 06/28/2017	1,240	1,254		1
				0.53%, 11/16/2015(d),(e)	4,470	4,471
Total Capital SA
2.13%, 08/10/2018	1,620	1,646		Volvo Financial Equipment LLC Series 2014-
Transocean Inc				1
				0.54%, 11/15/2016(d),(e)	4,000	4,001
6.38%, 12/15/2021	2,580	2,916
YPF SA						$64,205
8.75%, 04/04/2024(d)	2,625	2,641		Packaging & Containers - 0.40%
		$114,619		ARD Finance SA
				11.13%, PIK 11.13%, 06/01/2018(d),(g)	400	440

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Packaging & Containers (continued)				Pipelines (continued)
Ardagh Packaging Finance PLC / Ardagh				Enterprise Products Operating LLC
Holdings USA Inc				3.90%, 02/15/2024	$90	$91
7.00%, 11/15/2020(d)	$46	$48		Kinder Morgan Energy Partners LP
Beverage Packaging Holdings Luxembourg II				2.65%, 02/01/2019	2,030	2,041
SA / Beverage Packaging Holdings II				5.63%, 09/01/2041	1,130	1,186
5.63%, 12/15/2016(d)	240	245		Kinder Morgan Inc/DE
6.00%, 06/15/2017(d)	210	216		5.00%, 02/15/2021(d)	270	270
Crown Cork & Seal Co Inc				5.63%, 11/15/2023(d)	500	500
7.38%, 12/15/2026	780	866		ONEOK Partners LP
Exopack Holding Corp				3.25%, 02/01/2016	2,380	2,476
10.00%, 06/01/2018 (d)	840	903		Sabine Pass Liquefaction LLC
Packaging Corp of America				5.63%, 02/01/2021(e)	490	506
4.50%, 11/01/2023	2,375	2,494		6.25%, 03/15/2022(d)	745	781
Rock-Tenn Co				Spectra Energy Partners LP
3.50%, 03/01/2020	4,330	4,438		4.75%, 03/15/2024	2,175	2,328
4.90%, 03/01/2022	860	929		TransCanada PipeLines Ltd
		$10,579		4.63%, 03/01/2034	1,270	1,330
				Transportadora de Gas Internacional SA ESP
Pharmaceuticals - 1.23%				5.70%, 03/20/2022(d)	300	319
Actavis Inc				5.70%, 03/20/2022	1,500	1,596
3.25%, 10/01/2022	3,135	3,039		Western Gas Partners LP
Express Scripts Holding Co				2.60%, 08/15/2018	3,540	3,583
2.75%, 11/21/2014	2,305	2,334		5.45%, 04/01/2044	3,045	3,229
4.75%, 11/15/2021	1,405	1,540		Williams Partners LP
6.13%, 11/15/2041	2,875	3,478		4.30%, 03/04/2024	2,655	2,711
Forest Laboratories Inc						$30,213
4.38%, 02/01/2019(d)	10,555	11,228
4.88%, 02/15/2021(d)	385	410		Real Estate - 0.40%
5.00%, 12/15/2021(d)	220	235		Crescent Resources LLC / Crescent Ventures
GlaxoSmithKline Capital Inc				Inc
5.38%, 04/15/2034	255	295		10.25%, 08/15/2017 (d)	1,025	1,145
GlaxoSmithKline Capital PLC				Regency Centers LP
1.50%, 05/08/2017	1,385	1,399		5.88%, 06/15/2017	8,275	9,322
Grifols Worldwide Operations Ltd						$10,467
5.25%, 04/01/2022(d)	1,000	1,015
McKesson Corp				REITS- 0.59%
3.80%, 03/15/2024	830	839		ARC Properties Operating Partnership
Novartis Capital Corp				LP/Clark Acquisition LLC
				3.00%, 02/06/2019(d)	2,500	2,505
4.40%, 05/06/2044	50	51
Par Pharmaceutical Cos Inc				DDR Corp
7.38%, 10/15/2020	430	467		4.63%, 07/15/2022	2,250	2,396
Perrigo Co PLC				DuPont Fabros Technology LP
1.30%, 11/08/2016(d)	690	689		5.88%, 09/15/2021	415	433
5.30%, 11/15/2043(d)	885	947		HCP Inc
Salix Pharmaceuticals Ltd				2.63%, 02/01/2020	2,140	2,131
6.00%, 01/15/2021(d)	570	611		iStar Financial Inc
Sanofi				3.88%, 07/01/2016	185	190
4.00%, 03/29/2021	855	922		4.88%, 07/01/2018	390	402
Valeant Pharmaceuticals International				9.00%, 06/01/2017	490	576
5.63%, 12/01/2021(d)	105	109		Prologis LP
7.50%, 07/15/2021(d)	1,310	1,461		4.25%, 08/15/2023	1,445	1,492
Wyeth LLC				6.88%, 03/15/2020	743	878
6.00%, 02/15/2036	565	698		Ventas Realty LP / Ventas Capital Corp
Zoetis Inc				2.70%, 04/01/2020	4,570	4,528
1.15%, 02/01/2016	490	493				$15,531
		$32,260		Retail - 1.16%
Pipelines - 1.16%				Building Materials Holding Corp
				9.00%, 09/15/2018(d)	775	843
Buckeye Partners LP
2.65%, 11/15/2018	520	517		CVS Caremark Corp
DCP Midstream LLC				2.25%, 12/05/2018	2,830	2,850
5.85%, 05/21/2043(d),(e)	880	832		3.25%, 05/18/2015	1,105	1,134
El Paso Pipeline Partners Operating Co LLC				4.13%, 05/15/2021	895	961
4.70%, 11/01/2042	1,540	1,415		5.30%, 12/05/2043	295	330
5.00%, 10/01/2021	1,575	1,693		5.75%, 05/15/2041	665	789
Energy Transfer Partners LP				CVS Pass-Through Trust
				5.93%, 01/10/2034(d)	1,131	1,275
3.60%, 02/01/2023	445	433		7.51%, 01/10/2032(d)	309	383
5.95%, 10/01/2043	1,770	1,939
6.70%, 07/01/2018	377	437		Landry's Holdings II Inc
				10.25%, 01/01/2018 (d)	835	893

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Retail (continued)					Sovereign (continued)
Landry's Inc					France Government Bond OAT
9.38%, 05/01/2020(d)		$555	$612		3.00%, 04/25/2022	EUR	50	$77
Macy's Retail Holdings Inc					3.50%, 04/25/2026		30	47
5.75%, 07/15/2014		875	884		3.75%, 04/25/2021		85	137
5.90%, 12/01/2016		3,694	4,097		4.50%, 04/25/2041		25	45
6.38%, 03/15/2037		1,245	1,529		French Treasury Note BTAN
6.90%, 04/01/2029		145	178		1.75%, 02/25/2017		40	58
Michaels FinCo Holdings LLC / Michaels					Hungary Government International Bond
FinCo Inc					5.38%, 03/25/2024		$1,950	2,021
7.50%, PIK 8.25%, 08/01/2018 (d),(g)		630	649		5.75%, 11/22/2023		1,066	1,135
Michaels Stores Inc					IPIC GMTN Ltd
5.88%, 12/15/2020(d)		472	479		5.00%, 11/15/2020(d)		250	276
Neiman Marcus Group LTD LLC					Ireland Government Bond
8.75%, 10/15/2021(d)		940	1,039		5.90%, 10/18/2019	EUR	150	256
New Academy Finance Co LLC / New					Italy Buoni Poliennali Del Tesoro
Academy Finance Corp					2.75%, 12/01/2015		100	143
8.00%, PIK 8.75%, 06/15/2018 (d),(g)		1,305	1,338		3.50%, 11/01/2017		100	149
Petco Holdings Inc					4.25%, 09/01/2019		75	116
8.50%, PIK 9.25%, 10/15/2017 (d),(g)		955	974		4.75%, 06/01/2017		75	115
Suburban Propane Partners LP/Suburban					5.00%, 09/01/2040		15	24
Energy Finance Corp					5.50%, 11/01/2022		75	125
7.38%, 03/15/2020		715	763		6.00%, 05/01/2031		20	36
7.50%, 10/01/2018		330	350		Japan Government Ten Year Bond
Wal-Mart Stores Inc					0.60%, 03/20/2023	JPY	24,000	236
1.00%, 04/21/2017		7,500	7,504		0.80%, 09/20/2020		7,000	71
4.75%, 10/02/2043		505	537		1.30%, 03/20/2021		37,000	385
			$30,391		1.40%, 06/20/2019		16,000	166
					Japan Government Twenty Year Bond
Savings & Loans - 0.21%					1.90%, 03/20/2024		21,200	233
Santander Holdings USA Inc/PA					Mexican Bonos
3.00%, 09/24/2015		5,430	5,585		6.50%, 06/10/2021(e)	MXN	550	44
					7.75%, 12/14/2017(e)		600	50
Semiconductors - 0.03%					Netherlands Government Bond
Intel Corp					2.25%, 07/15/2022(d)	EUR	65	96
4.25%, 12/15/2042		825	798		4.00%, 07/15/2018(d)		15	24
					Poland Government Bond
					5.25%, 10/25/2020	PLN	90	32
Software - 0.19%					Romanian Government International Bond
Activision Blizzard Inc					4.88%, 01/22/2024(d)		$850	892
5.63%, 09/15/2021(d)		805	858
6.13%, 09/15/2023(d)		970	1,055		Spain Government Bond
					4.25%, 10/31/2016	EUR	60	90
Oracle Corp					4.65%, 07/30/2025		10	16
2.38%, 01/15/2019		2,655	2,699		4.85%, 10/31/2020		30	48
Serena Software Inc					5.50%, 04/30/2021		100	167
10.38%, 03/15/2016		318	319		Sweden Government Bond
			$4,931		4.25%, 03/12/2019	SEK	120	21
Sovereign - 0.48%					6.75%, 05/05/2014		70	11
Australia Government Bond					Switzerland Government Bond
3.25%, 04/21/2029	AUD	25	20		3.75%, 06/10/2015	CHF	12	14
4.50%, 04/15/2020		35	34		Turkey Government International Bond
5.25%, 03/15/2019		10	10		3.25%, 03/23/2023		$2,500	2,254
Belgium Government Bond					United Kingdom Gilt
3.00%, 09/28/2019	EUR	95	145		1.75%, 09/07/2022	GBP	40	64
4.25%, 09/28/2021(d)		35	58		4.25%, 12/07/2040		60	116
Brazilian Government International Bond					4.75%, 12/07/2030		25	51
4.25%, 01/07/2025		$2,050	2,035					$12,649
Bundesrepublik Deutschland					Student Loan Asset Backed Securities - 1.10%
3.50%, 07/04/2019	EUR	20	32		SLM Private Education Loan Trust 2012-A
4.75%, 07/04/2028		15	28		1.55%, 08/15/2025(d),(e)		$1,401	1,419
Canadian Government Bond					SLM Private Education Loan Trust 2012-B
0.75%, 05/01/2014	CAD	150	137		1.25%, 12/15/2021(d),(e)		4,184	4,202
1.25%, 03/01/2018		160	145		SLM Private Education Loan Trust 2012-C
2.00%, 12/01/2014		50	46		1.25%, 08/15/2023(d),(e)		6,046	6,080
Denmark Government Bond					SLM Private Education Loan Trust 2012-E
3.00%, 11/15/2021	DKK	80	17		0.90%, 06/15/2016(d),(e)		2,116	2,121
4.00%, 11/15/2017		80	17		SLM Private Education Loan Trust 2013-A
Finland Government Bond					0.75%, 08/15/2022(d),(e)		2,289	2,293
1.63%, 09/15/2022(d)	EUR	60	84
					SLM Private Education Loan Trust 2013-B
					0.80%, 07/15/2022(d),(e)		4,814	4,823

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Student Loan Asset Backed Securities (continued)				Telecommunications (continued)
SLM Student Loan Trust 2008-6				NII Capital Corp
0.78%, 10/25/2017(e)	$1,083	$1,085		7.63%, 04/01/2021	$920	$274
SLM Student Loan Trust 2008-8				NII International Telecom SCA
1.13%, 10/25/2017(e)	379	381		7.88%, 08/15/2019(d)	195	137
SLM Student Loan Trust 2012-6				11.38%, 08/15/2019 (d)	195	141
0.31%, 02/27/2017(e)	342	342		Ooredoo International Finance Ltd
SLM Student Loan Trust 2012-7				3.25%, 02/21/2023	600	564
0.31%, 02/27/2017(e)	3,033	3,032		SBA Tower Trust
SLM Student Loan Trust 2013-6				4.25%, 04/15/2040(d),(e)	2,490	2,569
0.43%, 02/25/2019(e)	3,065	3,066		SoftBank Corp
		$28,844		4.50%, 04/15/2020(d)	3,150	3,158
				Sprint Capital Corp
Telecommunications - 3.50%				6.88%, 11/15/2028	565	558
Altice Financing SA				Sprint Communications Inc
6.50%, 01/15/2022(d)	275	288
7.88%, 12/15/2019(d)	1,200	1,310		6.00%, 12/01/2016	100	110
				6.00%, 11/15/2022	770	776
Altice Finco SA				7.00%, 08/15/2020	1,565	1,702
8.13%, 01/15/2024(d)	200	216
				9.00%, 11/15/2018(d)	175	213
9.88%, 12/15/2020(d)	250	287
				9.13%, 03/01/2017	236	279
Altice SA				Sprint Corp
7.75%, 05/15/2022(d),(f)	760	792
				7.13%, 06/15/2024(d)	305	320
America Movil SAB de CV				7.88%, 09/15/2023(d)	680	750
5.00%, 10/16/2019	400	450		Telefonica Emisiones SAU
AT&T Inc				3.19%, 04/27/2018	1,450	1,503
2.38%, 11/27/2018	3,190	3,231		4.57%, 04/27/2023	940	983
4.35%, 06/15/2045	2,995	2,698		5.13%, 04/27/2020	4,495	4,970
5.80%, 02/15/2019	390	453		5.46%, 02/16/2021	3,680	4,144
B Communications Ltd				6.42%, 06/20/2016	595	660
7.38%, 02/15/2021(d)	230	243
				T-Mobile USA Inc
Bharti Airtel International Netherlands BV				6.13%, 01/15/2022	185	194
5.13%, 03/11/2023(d)	1,000	978
				6.25%, 04/01/2021	960	1,022
British Telecommunications PLC				6.50%, 01/15/2024	190	199
1.63%, 06/28/2016	1,490	1,511		6.63%, 04/28/2021	585	632
CC Holdings GS V LLC / Crown Castle GS III				UPCB Finance VI Ltd
Corp				6.88%, 01/15/2022(d)	890	970
3.85%, 04/15/2023	2,890	2,837		Verizon Communications Inc
Cisco Systems Inc				0.70%, 11/02/2015	240	240
0.73%, 03/01/2019(e)	655	658
				1.98%, 09/14/2018(e)	7,303	7,711
3.63%, 03/04/2024	1,870	1,901		3.45%, 03/15/2021	2,290	2,341
Digicel Group Ltd				3.50%, 11/01/2021	2,635	2,679
7.13%, 04/01/2022(d)	1,050	1,055
8.25%, 09/30/2020(d)	475	506		3.65%, 09/14/2018	805	859
				5.05%, 03/15/2034	1,540	1,615
Digicel Ltd				5.15%, 09/15/2023	460	507
6.00%, 04/15/2021(d)	2,650	2,683
8.25%, 09/01/2017(d)	670	695		6.25%, 04/01/2037	425	502
				6.40%, 09/15/2033	2,845	3,430
8.25%, 09/01/2017	1,700	1,764		6.55%, 09/15/2043	2,315	2,856
Eileme 1 AB				6.90%, 04/15/2038	1,195	1,504
14.25%, PIK 14.25%, 08/15/2020(d),(g)	721	750
				VimpelCom Holdings BV
Eileme 2 AB				5.20%, 02/13/2019(d)	1,495	1,390
11.63%, 01/31/2020 (d)	830	992
				Wind Acquisition Finance SA
Embarq Corp				7.38%, 04/23/2021(d)	2,245	2,307
8.00%, 06/01/2036	695	743				$91,406
Goodman Networks Inc
12.13%, 07/01/2018 (d)	645	713		Transportation - 0.55%
12.13%, 07/01/2018	365	403		Burlington Northern Santa Fe LLC
Inmarsat Finance PLC				4.45%, 03/15/2043	795	781
7.38%, 12/01/2017(d)	350	364		CSX Corp
Intelsat Jackson Holdings SA				5.50%, 04/15/2041	1,805	2,073
5.50%, 08/01/2023(d)	1,390	1,360		6.25%, 03/15/2018	740	854
7.25%, 10/15/2020	710	767		7.38%, 02/01/2019	964	1,180
Intelsat Luxembourg SA				Eletson Holdings
6.75%, 06/01/2018	125	132		9.63%, 01/15/2022(d)	725	772
7.75%, 06/01/2021	3,300	3,440		FedEx Corp
8.13%, 06/01/2023	630	661		5.10%, 01/15/2044	1,440	1,531
Level 3 Communications Inc				Navios Maritime Acquisition Corp / Navios
11.88%, 02/01/2019	384	433		Acquisition Finance US Inc
Level 3 Financing Inc				8.13%, 11/15/2021(d)	1,810	1,887
3.85%, 01/15/2018(d),(e)	195	198		Navios Maritime Holdings Inc / Navios
6.13%, 01/15/2021(d)	270	283		Maritime Finance II US Inc
8.13%, 07/01/2019	770	842		7.38%, 01/15/2022(d)	760	768

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value(000 's)

Transportation (continued)				Coal- 0.07%
Navios Maritime Holdings Inc / Navios				Arch Coal Inc, Term Loan
Maritime Finance II US Inc (continued)				6.25%, 05/16/2018(e)	$713	$693
8.13%, 02/15/2019	$115	$117		Patriot Coal Corp, Term Loan EXIT
Navios South American Logistics Inc / Navios				9.00%, 12/18/2018(e)	1,011	1,008
Logistics Finance US Inc						$1,701
7.25%, 05/01/2022(d)	600	602
PHI Inc				Commercial Services - 0.05%
5.25%, 03/15/2019(d)	380	386		Envision Healthcare Corp, Term Loan B
				4.00%, 05/25/2018(e)	212	212
Swift Services Holdings Inc
10.00%, 11/15/2018	1,690	1,844		Interactive Data Corp, Term Loan B
				3.75%, 02/11/2018(e)	706	705
Topaz Marine SA
8.63%, 11/01/2018(d)	400	420		TMS International Corp, Term Loan B
				4.50%, 10/04/2020(e)	309	310
Transnet SOC Ltd
4.00%, 07/26/2022(d)	1,200	1,113				$1,227
		$14,328		Computers - 0.09%
Trucking & Leasing - 0.02%				Oberthur Technologies of America Corp, Term
Jurassic Holdings III Inc				Loan B2
				4.50%, 10/18/2019(e)	1,576	1,579
6.88%, 02/15/2021(d)	385	398
				Spansion LLC, Term Loan B
				3.75%, 12/18/2019(e)	656	655
TOTAL BONDS		$1,609,470
	Principal					$2,234
CONVERTIBLE BONDS - 0.08%	Amount (000's)	Value(000	's)	Consumer Products - 0.06%
Semiconductors - 0.08%				Dell International LLC, Term Loan B
				4.50%, 03/24/2020(e)	1,607	1,603
Jazz Technologies Inc
8.00%, 12/31/2018(d)	2,085	2,193
				Diversified Financial Services - 0.04%
TOTAL CONVERTIBLE BONDS		$2,193		Delos Finance Sarl, Term Loan B
SENIOR FLOATING RATE INTERESTS -	Principal			3.50%, 02/26/2021(e)	665	662
3.21%	Amount (000's)	Value(000	's)	INA Beteiligungsgesellschaft mbH, Term
				Loan C
Apparel - 0.06%				4.25%, 01/20/2017(e)	485	486
Calceus Acquisition Inc, Term Loan B1						$1,148
5.00%, 09/24/2020(e)	$1,455	$1,454
				Electric - 0.10%
				Dynegy Inc, Term Loan B2
Automobile Manufacturers - 0.04%				4.00%, 04/16/2020(e)	735	734
Chrysler Group LLC, Term Loan B
3.50%, 05/24/2017(e)	1,143	1,141		EFS Cogen Holdings I LLC, Term Loan B
				3.75%, 11/17/2020(e)	470	471
				Texas Competitive Electric Holdings Co LLC,
Automobile Parts & Equipment - 0.10%				Term Loan NONEXT
Federal-Mogul Holdings Corp, Term Loan C				3.74%, 10/10/2014(e)	1,803	1,356
0.00%, 04/02/2021(e),(h)	1,500	1,487				$2,561
Visteon Corp, Delay-Draw Term Loan B-DD
0.00%, 04/09/2021(e),(h)	1,140	1,130		Electronics - 0.07%
		$2,617		Isola USA Corp, Term Loan B
				9.25%, 11/29/2018(e)	1,829	1,865
Building Materials - 0.09%
CPG International Inc, Term Loan B
4.75%, 09/30/2020(e)	731	731		Entertainment - 0.35%
				CCM Merger Inc, Term Loan
GYP Holdings III Corp, Term Loan B				5.00%, 03/01/2017(e)	2,801	2,790
4.75%, 03/26/2021(e)	815	799
7.75%, 03/25/2022(e)	945	951		Lions Gate Entertainment Corp, Term Loan
				5.00%, 07/17/2020(e)	925	939
		$2,481		NEP/NCP Holdco Inc, Term Loan B
Chemicals - 0.21%				4.25%, 01/22/2020(e)	2,178	2,170
Allnex Luxembourg & CY SCA, Term Loan				Peninsula Gaming LLC, Term Loan B
8.25%, 03/12/2020(e)	1,900	1,938		4.25%, 11/30/2017(e)	925	924
AZ Chem US Inc, Term Loan B				WMG Acquisition Corp, Term Loan B
5.25%, 02/21/2017(e)	452	453		3.75%, 07/07/2020(e)	2,222	2,200
Eagle Spinco Inc, Term Loan B						$9,023
3.50%, 01/28/2017(e)	776	772
Ineos US Finance LLC, Term Loan B				Food- 0.03%
3.75%, 05/04/2018(e)	1,092	1,082		HJ Heinz Co, Term Loan B2
				3.50%, 03/27/2020(e)	868	870
Taminco Global Chemical Corp, Term Loan
B
3.25%, 02/15/2019(e)	1,299	1,286		Forest Products & Paper - 0.20%
		$5,531		Caraustar Industries Inc, Term Loan B
				7.50%, 04/26/2019(e)	2,427	2,457

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Forest Products & Paper (continued)			Media (continued)
Exopack Holdings SA, Term Loan B			Numericable US LLC, Term Loan B1
5.25%, 04/24/2019(e)	$1,706	$1,718	0.00%, 04/23/2020(e),(h)	$460	$460
NewPage Corp, Term Loan			Numericable US LLC, Term Loan B2
9.50%, 02/05/2021(e)	925	933	0.00%, 04/23/2020(e),(h)	399	398
		$5,108	Univision Communications Inc, Term Loan
			C3
Healthcare - Products - 0.08%			4.00%, 03/01/2020(e)	158	157
Accellent Inc, Term Loan			Univision Communications Inc, Term Loan
0.00%, 02/19/2021(e),(h)	1,210	1,199
			C4
Kinetic Concepts Inc, Term Loan E1			4.00%, 03/01/2020(e)	3,202	3,188
4.00%, 05/04/2018(e)	823	821
			WideOpenWest Finance LLC, Term Loan B
		$2,020	4.75%, 03/27/2019(e)	845	846
Healthcare - Services - 0.14%			WideOpenWest Finance LLC, Term Loan B1
CHS/Community Health Systems Inc, Term			3.75%, 07/17/2017(e)	816	814
Loan D					$8,178
4.25%, 01/27/2021(e)	384	385
			Mining - 0.03%
CHS/Community Health Systems Inc, Term			FMG Resources August 2006 Pty Ltd, Term
Loan E			Loan B
3.47%, 01/25/2017(e)	1,182	1,181
			4.25%, 06/30/2019(e)	742	741
MPH Acquisition Holdings LLC, Term Loan
B
3.05%, 03/19/2021(e)	713	709	Oil & Gas - 0.03%
Radnet Management Inc, Term Loan B			Seadrill Operating LP, Term Loan B
8.00%, 03/25/2021(e)	1,395	1,383	4.00%, 02/12/2021(e)	858	852
		$3,658

Insurance - 0.18%			Oil & Gas Services - 0.02%
Asurion LLC, Term Loan			FTS International Inc, Term Loan
8.50%, 02/19/2021(e)	2,375	2,437	0.00%, 04/09/2021(e),(h)	595	597
Asurion LLC, Term Loan B1
5.00%, 05/24/2019(e)	1,185	1,185
			Pharmaceuticals - 0.17%
Asurion LLC, Term Loan B2			Grifols Worldwide Operations USA Inc, Term
4.25%, 06/19/2020(e)	433	428
			Loan B
CNO Financial Group Inc, Term Loan B2			0.00%, 03/05/2021(e),(h)	750	746
3.75%, 09/28/2018(e)	529	527
			JLL/Delta Dutch Newco BV, Term Loan B
		$4,577	0.00%, 01/22/2021(e),(h)	680	670
Internet - 0.05%			Par Pharmaceutical Cos Inc, Term Loan B
			4.00%, 09/30/2019(e)	1,700	1,690
Zayo Group LLC, Term Loan B
4.00%, 07/02/2019(e)	1,426	1,421	Valeant Pharmaceuticals International Inc,
			Term Loan D2
			3.75%, 02/13/2019(e)	1,209	1,208
Iron & Steel - 0.03%					$4,314
Signode Industrial Group US Inc, Term Loan
B			Pipelines - 0.01%
0.00%, 04/08/2021(e),(h)	730	725	NGPL PipeCo LLC, Term Loan B
			6.75%, 05/04/2017(e)	313	308

Lodging - 0.17%
Caesars Entertainment Operating Co Inc, Term			REITS- 0.07%
Loan B4			iStar Financial Inc, Term Loan
9.50%, 10/31/2016(e)	384	380	4.50%, 10/15/2017(e)	241	241
Caesars Entertainment Operating Co Inc, Term			iStar Financial Inc, Term Loan A2
Loan B6			7.00%, 06/30/2014(e)	1,492	1,562
5.40%, 01/28/2018(e)	2,976	2,777			$1,803
CityCenter Holdings LLC, Term Loan B			Retail - 0.17%
5.00%, 10/09/2020(e)	883	886
			Academy Ltd, Term Loan B
Hilton Worldwide Finance LLC, Term Loan			4.50%, 08/03/2018(e)	1,044	1,043
B			Michaels Stores Inc, Term Loan B
3.50%, 09/23/2020(e)	328	327
			3.75%, 01/24/2020(e)	1,718	1,716
		$4,370	Neiman Marcus Group LTD LLC, Term
Media- 0.31%			Loan
Charter Communications Operating LLC,			4.76%, 10/25/2020(e)	1,696	1,690
Term Loan E					$4,449
3.00%, 04/10/2020(e)	347	342
			Semiconductors - 0.02%
Clear Channel Communications Inc, Term			Entegris Inc, Term Loan B
Loan D-EXT			0.00%, 03/25/2021(e),(h)	585	580
6.90%, 01/30/2019(e)	1,125	1,115
Cumulus Media Holdings Inc, Term Loan B
4.25%, 12/23/2020(e)	859	858

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
				Federal Home Loan Mortgage Corporation (FHLMC)
Software - 0.04%				(continued)
Activision Blizzard Inc, Term Loan B
3.25%, 07/26/2020(e)	$941	$940		6.50%, 03/01/2029	$1	$1
				6.50%, 03/01/2029	13	15
				6.50%, 05/01/2029	21	23
Telecommunications - 0.13%				6.50%, 04/01/2031	9	10
Altice Financing SA, Delay-Draw Term Loan				6.50%, 06/01/2031	2	2
DD				6.50%, 09/01/2031	4	5
5.50%, 07/03/2019(e)	981	998		6.50%, 02/01/2032	6	7
Integra Telecom Holdings Inc, Term Loan				6.50%, 02/01/2032	2	2
5.25%, 02/19/2020(e)	467	477		6.50%, 05/01/2032	25	29
9.75%, 02/19/2020(e)	988	1,008		6.50%, 04/01/2035	251	282
NTELOS Inc, Term Loan B				6.50%, 10/01/2035	137	156
5.75%, 11/09/2019(e)	1,037	1,038		7.00%, 12/01/2029	12	13
		$3,521		7.00%, 06/01/2030	15	17
TOTAL SENIOR FLOATING RATE INTERESTS		$83,618		7.00%, 12/01/2030	12	13
U.S. GOVERNMENT & GOVERNMENT	Principal			7.00%, 09/01/2031	3	4
AGENCY OBLIGATIONS - 40.05%	Amount (000's)	Value(000	's)	7.50%, 09/01/2030	4	4
Federal Home Loan Mortgage Corporation (FHLMC) -				7.50%, 09/01/2030	3	4
2.95%				7.50%, 01/01/2031	19	21
2.20%, 12/01/2035(e)	$56	$59		7.50%, 03/01/2031	5	5
2.44%, 05/01/2037(e)	335	357		7.50%, 02/01/2032	11	13
2.49%, 01/01/2034(e)	74	78		8.00%, 09/01/2030	114	127
3.00%, 01/01/2043	4,758	4,653				$76,957
3.50%, 12/01/2042	11,069	11,257		Federal National Mortgage Association (FNMA) - 13.47%
3.50%, 04/01/2044	5,314	5,408		1.68%, 10/01/2034(e)	238	248
4.00%, 11/01/2043	1,682	1,765		1.94%, 10/01/2036(e)	107	114
4.00%, 05/01/2044(i)	2,100	2,197
				1.97%, 09/01/2038(e)	2,246	2,341
4.50%, 04/01/2031	2,401	2,632		2.23%, 02/01/2036(e)	40	40
4.50%, 06/01/2040	2,011	2,182		2.26%, 12/01/2032(e)	174	184
4.50%, 08/01/2040	161	174		2.26%, 04/01/2036(e)	362	383
4.50%, 04/01/2041	13,627	14,717		2.26%, 06/01/2043(e)	5,744	5,685
4.50%, 05/01/2044(i)	2,000	2,148
				2.28%, 07/01/2033(e)	1,236	1,318
5.00%, 03/01/2018	524	556		2.32%, 01/01/2033(e)	126	133
5.00%, 05/01/2018	374	396		2.32%, 03/01/2035(e)	337	355
5.00%, 10/01/2018	289	306		2.34%, 12/01/2036(e)	521	562
5.00%, 01/01/2019	367	389		2.35%, 07/01/2034(e)	441	470
5.00%, 06/01/2031	2,100	2,319		2.49%, 08/01/2035(e)	319	341
5.00%, 12/01/2038	369	403		2.50%, 05/01/2029(i)	12,600	12,679
5.00%, 02/01/2039	2,384	2,606		2.63%, 04/01/2033(e)	200	213
5.00%, 08/01/2040	4,480	4,936		2.74%, 03/01/2035(e)	4,871	5,220
5.01%, 07/01/2034(e)	26	27
				3.00%, 05/01/2028(i)	8,000	8,256
5.50%, 03/01/2018	166	176		3.00%, 12/01/2040	244	238
5.50%, 08/01/2023	1,268	1,380		3.00%, 11/01/2042	865	847
5.50%, 06/01/2024	158	175		3.00%, 04/01/2043	951	928
5.50%, 04/01/2033	55	60		3.00%, 05/01/2043(i)	51,900	50,570
5.50%, 05/01/2033	170	189		3.33%, 04/01/2041(e)	1,867	1,972
5.50%, 10/01/2033	129	142		3.50%, 12/01/2025	2,926	3,085
5.50%, 12/01/2033	1,426	1,595		3.50%, 04/01/2027	1,537	1,620
5.50%, 11/01/2036	1,587	1,758		3.50%, 05/01/2029(i)	9,450	9,952
5.50%, 04/01/2038	338	374		3.50%, 10/01/2033	6,352	6,597
5.50%, 04/01/2038	469	521		3.50%, 01/01/2041	475	482
5.50%, 08/01/2038	1,014	1,136		3.50%, 03/01/2042	4,721	4,803
5.50%, 03/01/2040	1,677	1,859		3.50%, 02/01/2043	7,409	7,458
6.00%, 07/01/2017	21	22		3.50%, 04/01/2043	4,578	4,608
6.00%, 03/01/2022	38	42		3.50%, 05/01/2043(i)	18,000	18,269
6.00%, 07/01/2023	520	579		3.50%, 05/01/2043	689	700
6.00%, 06/01/2028	7	7		3.50%, 07/01/2043	3,636	3,698
6.00%, 01/01/2029	3	3		4.00%, 08/01/2020	2,685	2,851
6.00%, 03/01/2031	17	19		4.00%, 06/01/2026	4,173	4,439
6.00%, 04/01/2031	1	1		4.00%, 05/01/2029(i)	3,350	3,554
6.00%, 12/01/2031	82	93		4.00%, 02/01/2031	858	913
6.00%, 12/01/2032	83	93		4.00%, 02/01/2031	749	797
6.00%, 02/01/2033	202	227		4.00%, 05/01/2031	1,657	1,763
6.00%, 12/01/2033	88	100		4.00%, 06/01/2031	2,576	2,742
6.00%, 10/01/2036(e)	724	812
6.00%, 12/01/2037(e)	504	560		4.00%, 04/01/2034	7,963	8,613
6.00%, 01/01/2038(e)	144	161		4.00%, 12/01/2040	4,912	5,169
				4.00%, 12/01/2040	10,270	10,794
6.00%, 01/01/2038	808	910		4.00%, 01/01/2041	7,687	8,078
6.00%, 07/01/2038	3,186	3,585		4.00%, 03/01/2043	4,380	4,590
6.50%, 06/01/2017	58	60

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
				Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)				(continued)
4.00%, 05/01/2043	$942	$990		3.50%, 08/15/2043	7,841	8,077
4.00%, 09/01/2043	447	469		3.50%, 05/01/2044 (i)	$24,200	$24,881
4.00%, 02/01/2044	14,822	15,615
4.00%, 05/01/2044(i)	10,000	10,477		4.00%, 10/15/2041	6,154	6,525
				4.00%, 02/15/2042	2,315	2,455
4.50%, 12/01/2039	110	118		4.00%, 05/01/2043(i)	25,000	26,457
4.50%, 05/01/2040	2,271	2,467
4.50%, 05/01/2040	2,547	2,751		4.00%, 05/01/2043	6,700	7,090
				4.00%, 05/20/2043	607	643
4.50%, 07/01/2040	1,574	1,702		4.50%, 06/20/2025	8,813	9,392
4.50%, 01/01/2041	2,217	2,396
4.50%, 09/01/2041	1,310	1,406		4.50%, 09/15/2039	839	915
4.50%, 04/01/2044	27,230	29,283		4.50%, 01/20/2040	3,758	4,087
4.50%, 05/01/2044(i)	13,000	13,957		4.50%, 08/20/2040	7,682	8,362
				4.50%, 10/20/2040	2,877	3,132
5.00%, 03/01/2018	163	173		4.50%, 04/15/2041	6,425	7,062
5.00%, 12/01/2039	221	245		4.50%, 07/15/2041	3,117	3,426
5.00%, 02/01/2040	574	631
5.00%, 04/01/2040	1,059	1,165		4.50%, 05/01/2043	12,000	13,007
5.00%, 05/01/2041	5,628	6,223		4.50%, 01/20/2044	9,879	10,721
5.00%, 05/01/2044 (i)	20,000	21,931		5.00%, 11/15/2033	4,351	4,819
5.50%, 09/01/2017	26	28		5.00%, 06/15/2034	96	107
				5.00%, 10/20/2039	524	579
5.50%, 10/01/2017	43	45		5.00%, 07/20/2040	903	991
5.50%, 06/01/2020	451	479
5.50%, 09/01/2020	1,190	1,299		5.00%, 09/20/2041	1,380	1,519
				5.00%, 05/01/2043	10,000	10,963
5.50%, 02/01/2023	96	106		5.50%, 10/15/2033	1,494	1,689
5.50%, 06/01/2023	285	314
5.50%, 07/01/2023	7	8		5.50%, 05/20/2035	183	205
				5.50%, 02/15/2038	2,073	2,303
5.50%, 07/01/2033	347	387		6.00%, 07/20/2028	77	86
5.50%, 09/01/2033	417	464
5.50%, 08/01/2036	3,487	3,866		6.00%, 11/20/2028	64	72
				6.00%, 01/20/2029	71	82
5.50%, 02/01/2037	189	210		6.00%, 07/20/2029	15	17
5.50%, 04/01/2038	6,850	7,606
5.50%, 12/01/2038	2,287	2,527		6.00%, 08/15/2031	42	48
				6.00%, 01/15/2032	8	9
5.50%, 05/01/2040	1,699	1,878		6.00%, 02/15/2032	68	78
5.50%, 05/01/2040	1,600	1,786
6.00%, 02/01/2023	37	41		6.00%, 02/15/2033	53	61
6.00%, 02/01/2038(e)	1,514	1,688		6.00%, 12/15/2033	75	86
6.00%, 05/01/2038	212	236		6.50%, 03/20/2028	13	15
6.00%, 08/01/2038	1,405	1,581		6.50%, 05/20/2029	11	13
				6.50%, 02/20/2032	6	7
6.00%, 08/01/2038	580	657		6.50%, 10/15/2032	31	36
6.50%, 07/01/2016	1	1
6.50%, 02/01/2017	8	8		6.50%, 12/15/2032	146	165
				7.00%, 04/15/2031	1	1
6.50%, 03/01/2017	5	5		7.00%, 06/15/2031	23	27
6.50%, 04/01/2017	2	2
6.50%, 08/01/2017	53	55		7.00%, 07/15/2031	2	2
				7.00%, 06/15/2032	154	175
6.50%, 05/01/2022	12	13		8.00%, 01/20/2031	8	10
6.50%, 12/01/2031	8	9
6.50%, 02/01/2032	5	6				$185,803
6.50%, 02/01/2032	5	6		U.S. Treasury - 16.52%
6.50%, 04/01/2032	8	9		0.25%, 01/31/2015	16,000	16,021
6.50%, 06/01/2032	3	3		0.25%, 05/15/2015	700	701
6.50%, 08/01/2032	23	26		0.63%, 11/15/2016(j)	25,000	24,971
6.50%, 07/01/2037	823	926		0.63%, 02/15/2017	125	124
6.50%, 07/01/2037	635	714		0.63%, 05/31/2017	22,480	22,276
6.50%, 12/01/2037	1,044	1,174		0.75%, 06/30/2017	22,000	21,850
6.50%, 02/01/2038	627	705		0.75%, 10/31/2017	250	247
6.50%, 03/01/2038	439	493		0.88%, 04/15/2017	50	50
6.50%, 09/01/2038	1,510	1,697		1.00%, 08/31/2016(j)	22,770	22,992
7.00%, 02/01/2032	18	20		1.00%, 10/31/2016(j)	13,000	13,112
7.00%, 03/01/2032	60	67		1.00%, 03/31/2017	24,450	24,557
7.50%, 08/01/2032	19	21		1.00%, 05/31/2018(k)	25,525	25,152
		$351,837		1.25%, 10/31/2015	35,165	35,701
Government National Mortgage Association (GNMA) -				1.25%, 10/31/2018	12,000	11,853
7.11%				1.38%, 12/31/2018	10,000	9,906
1.50%, 07/20/2043(e)	1,989	2,030		1.50%, 07/31/2016	20,465	20,910
2.00%, 04/20/2043(e)	2,655	2,755		1.50%, 12/31/2018	50	50
3.00%, 05/01/2043	6,000	5,965		1.88%, 08/31/2017(j)	22,925	23,552
3.00%, 05/01/2043(i)	6,600	6,562		2.25%, 03/31/2021	20,000	20,039
3.50%, 03/15/2042	2,603	2,683		2.38%, 05/31/2018	75	78
3.50%, 04/15/2042	2,523	2,599		2.38%, 12/31/2020	20,000	20,264
3.50%, 10/15/2042	2,730	2,812		2.63%, 04/30/2016	350	365

See accompanying notes

Schedule of Investments Bond & Mortgage Securities Fund April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury (continued)
2.63%, 01/31/2018	$10,000	$10,513
2.75%, 02/15/2024	20,455	20,634
3.13%, 05/15/2019	500	535
3.13%, 02/15/2042	2,535	2,396
3.25%, 12/31/2016	150	160
3.75%, 11/15/2043	10,275	10,842
3.88%, 08/15/2040	11,000	11,945
4.00%, 02/15/2015	85	88
4.38%, 05/15/2040	14,500	17,033
4.50%, 02/15/2036	32,250	38,443
4.75%, 02/15/2041	70	87
5.38%, 02/15/2031	25	32
6.13%, 08/15/2029	25	34
6.75%, 08/15/2026	3,000	4,229
		$431,742
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,046,339
Total Investments		$2,911,968
Liabilities in Excess of Other Assets, Net - (11.46)%		$(299,330)
TOTAL NET ASSETS - 100.00%		$2,612,638

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $20,152 or 0.77% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $493,651 or 18.89% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2014.
(f)	Security purchased on a when-issued basis.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)	This Senior Floating Rate Note will settle after April 30, 2014, at which time the interest rate will be determined.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $7,878 or 0.30% of net assets.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $192 or 0.01% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	29.90%
Government	17 .00%
Financial	12 .81%
Asset Backed Securities	11 .36%
Communications	6 .76%
Energy	5.96%
Exchange Traded Funds	5 .90%
Consumer, Non-cyclical	5 .89%
Consumer, Cyclical	4 .41%
Technology	3 .03%
Basic Materials	3.00%
Industrial	2 .88%
Utilities	2 .42%
Diversified	0 .14%
Liabilities in Excess of Other Assets, Net	(11 .46)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2014 (unaudited)

Credit Default Swaps

Buy Protection
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019	$11,000	$(1,115) $		(1,109)	$(6)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019	10,500	(1,065)		(1,021)	(44)
Barclays Bank PLC	CDX.EM.21	(5.00)%	06/20/2019	13,000	(1,318)		(1,301)	(17)
Morgan Stanley & Co	CDX.EM.21	(5.00)%	06/20/2019	11,000	(1,115)		(1,069)	(46)
Total					$(4,613) $		(4,500)	$(113)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/
		Receive	Expiration	Notional		Unrealized Appreciation/
	Reference Entity	Fixed Rate	Date	Amount	Fair Value		(Depreciation)
	CDX.NA.HY.22	(5.00)%	06/20/2019	$24,000	$(1,681)	$		(91)
	CDX.NA.HY.22	(5.00)%	06/20/2019	37,500	(2,627)			102
Total					$(4,308)	$		11

Amounts in thousands

Foreign Currency Contracts

Foreign Currency Purchase								Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For		Fair Value		Appreciation/(Depreciation)
Australian Dollar	Brown Brothers Harriman & Co	06/10/2014	25,000		$23	$23		$—
British Pound Sterling	Brown Brothers Harriman & Co	06/10/2014	45,132		75	76		1
Euro	Brown Brothers Harriman & Co	06/10/2014	54,127		75	75		—
Japanese Yen	Brown Brothers Harriman & Co	06/10/2014	40,344,047		395	395		—
Total								$1

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For		Fair Value		Appreciation/(Depreciation)
Australian Dollar	Brown Brothers Harriman & Co	06/10/2014	101,409		$91	$94		$(3)
British Pound Sterling	Brown Brothers Harriman & Co	06/10/2014	185,075		309	312		(3)
Canadian Dollar	Brown Brothers Harriman & Co	06/10/2014	390,969		352	356		(4)
Danish Krone	Brown Brothers Harriman & Co	06/10/2014	207,740		39	39		—
Euro	Brown Brothers Harriman & Co	06/10/2014	1,565,513		2,151	2,172		(21)
Japanese Yen	Brown Brothers Harriman & Co	06/10/2014	152,712,653		1,492	1,494		(2)
Mexican Peso	Brown Brothers Harriman & Co	06/10/2014	1,334,790		100	102		(2)
Polish Zloty	Brown Brothers Harriman & Co	06/10/2014	101,373		33	33		—
Swedish Krona	Brown Brothers Harriman & Co	06/10/2014	222,370		34	34		—
Swiss Franc	Brown Brothers Harriman & Co	06/10/2014	14,217		16	16		—
Total								$(35)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type	Long/Short	Contracts	Notional Value			Fair Value	Appreciation/(Depreciation)
US 5 Year Note; June 2014	Short	184	$22,032	$		21,979		$53
Total								$53

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2014 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 101.35%	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

California - 96.74%			California (continued)
Abag Finance Authority for Nonprofit Corps			City of Bakersfield CA Wastewater
5.00%, 08/01/2043	$1,500	$1,602	Revenue (credit support from AGM)
Alum Rock Union Elementary School			5.00%, 09/15/2032(a)	$2,000	$2,203
District			City of Compton CA Water Revenue
5.25%, 08/01/2043	1,000	1,100	6.00%, 08/01/2039	1,250	1,266
Anaheim Public Financing Authority			City of Los Angeles Department of Airports
5.25%, 10/01/2034	1,000	1,128	5.13%, 05/15/2033	1,230	1,351
Baldwin Park Financing Authority			City of San Francisco CA Public Utilities
4.63%, 08/01/2016	1,130	1,154	Commission Water Revenue
Barstow Redevelopment Agency (credit			5.00%, 11/01/2036	2,010	2,243
support from NATL-RE)			City of Torrance CA
7.00%, 09/01/2014(a)	175	179	6.00%, 06/01/2022	1,000	1,004
7.00%, 09/01/2014(a)	90	92	City of Turlock CA
Bay Area Governments Association (credit			5.13%, 10/15/2031	1,000	1,070
support from XLCA)			5.13%, 10/15/2037	1,000	1,072
5.25%, 09/01/2029(a)	2,000	2,002	City of Vernon CA Electric System Revenue
Bay Area Toll Authority			5.13%, 08/01/2021	2,000	2,216
5.13%, 04/01/2039	3,000	3,347	Coachella Valley Unified School
California Educational Facilities Authority			District/CA (credit support from AGM)
5.00%, 01/01/2038(b)	1,379	1,453	0.00%, 08/01/2039(a),(d)	7,800	2,230
5.00%, 10/01/2038(b)	900	998	Dinuba Financing Authority
5.00%, 01/01/2039(b)	3,642	3,883	5.38%, 09/01/2038	1,000	959
5.25%, 10/01/2039(b)	6,500	7,369	East Bay Municipal Utility District Water
5.38%, 04/01/2034	1,000	1,118	System Revenue
California Health Facilities Financing			5.00%, 06/01/2036	1,000	1,122
Authority			El Monte Union High School District (credit
4.00%, 03/01/2033	2,000	1,936	support from ASSURED GTY)
4.00%, 03/01/2043	1,000	886	5.50%, 06/01/2034(a)	2,000	2,187
5.75%, 09/01/2039	2,000	2,283	Escondido Union High School District
6.00%, 07/01/2039	2,000	2,221	0.00%, 08/01/2041(d)	1,000	259
6.50%, 10/01/2038	985	1,159	Fontana Redevelopment Agency (credit
6.50%, 10/01/2038	15	18	support from NATL-RE)
California Infrastructure & Economic			5.20%, 09/01/2030(a)	1,000	1,001
Development Bank (credit support from			Foothill-De Anza Community College
NATL ST INTERCEPT)			District
5.00%, 08/15/2018(a)	500	526	5.00%, 08/01/2040	1,500	1,632
California Pollution Control Financing			Golden State Tobacco Securitization Corp
Authority			4.50%, 06/01/2027	6,000	5,243
5.00%, 07/01/2037(c)	4,000	4,010	Highland Redevelopment Agency (credit
California State Public Works Board			support from AMBAC)
5.00%, 11/01/2037	1,375	1,467	5.00%, 12/01/2028(a)	3,000	3,014
5.00%, 10/01/2039	4,500	4,833	Indio Redevelopment Agency
California State University			5.63%, 08/15/2035	1,355	1,363
5.25%, 11/01/2038	2,000	2,276	La Verne Public Financing Authority
California State University (credit support			7.25%, 09/01/2026	800	801
from AGM)			Lancaster Redevelopment Agency
5.00%, 11/01/2039(a)	1,000	1,103	6.88%, 08/01/2039	545	699
California Statewide Communities			6.88%, 08/01/2039	455	499
Development Authority			Los Angeles County Public Works Financing
7.25%, 11/15/2041	1,500	1,714	Authority
California Statewide Communities			5.00%, 08/01/2042	1,400	1,480
Development Authority (credit support from			Los Angeles Department of Water & Power
CA MTG INS)			5.38%, 07/01/2038	1,000	1,135
6.25%, 08/15/2028(a)	2,250	2,639	Los Angeles Unified School District/CA
California Statewide Communities			5.00%, 07/01/2029	2,000	2,285
Development Authority (credit support from			Los Angeles Unified School
FHA INS)			District/CA (credit support from AGM)
6.25%, 08/01/2024(a)	825	981	5.00%, 07/01/2032(a)	1,000	1,103
California Statewide Financing Authority			Merced Union High School District
6.00%, 05/01/2043	2,000	1,999	0.00%, 08/01/2032(d)	3,380	1,414
6.00%, 05/01/2043	1,550	1,549	Metropolitan Water District of Southern
Carson Redevelopment Agency Successor			California (credit support from AGM)
Agency (credit support from NATL-RE)			5.00%, 07/01/2035(a)	1,250	1,306
5.50%, 10/01/2016(a)	1,000	1,098	Morongo Band of Mission Indians/The
City of Alhambra CA (credit support from			6.50%, 03/01/2028(c)	1,000	1,089
NATL-RE)			Needles Public Utility Authority
6.13%, 09/02/2018(a)	2,705	2,739	6.50%, 02/01/2022	2,360	2,356

See accompanying notes

Schedule of Investments
California Municipal Fund
April 30, 2014 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

California (continued)			California (continued)
Norco Financing Authority (credit support			San Ramon Valley Unified School
from AGM)			District/CA
5.63%, 10/01/2034(a)	$1,000	$1,088	3.13%, 08/01/2033	$775	$664
Northern Inyo County Local Hospital District			Santa Clara County Financing Authority
5.00%, 12/01/2029	1,010	996	5.25%, 05/15/2036	2,000	2,220
Ontario Redevelopment Financing			Semitropic Improvement District
Authority (credit support from AMBAC)			5.00%, 12/01/2038	2,000	2,128
5.50%, 08/01/2016(a)	1,055	1,059	South Gate Public Financing Authority (credit
Ontario Redevelopment Financing			support from AMBAC)
Authority (credit support from NATL-RE)			5.25%, 09/01/2022(a)	2,090	2,104
5.25%, 08/01/2016(a)	1,060	1,063	South Gate Public Financing Authority (credit
Palm Desert Financing Authority (credit			support from XLCA)
support from NATL-RE)			5.00%, 09/01/2016(a)	850	860
5.00%, 08/01/2022(a)	1,280	1,284	Southern California Public Power Authority
Perris Public Financing Authority			5.25%, 07/01/2029	695	810
5.30%, 10/01/2026	2,805	2,817	5.25%, 07/01/2031	695	797
Pittsburg Unified School District			State of California
0.00%, 08/01/2036(d)	1,365	430	5.00%, 02/01/2038	1,450	1,574
5.00%, 08/01/2043	2,900	3,121	5.00%, 04/01/2043	2,380	2,568
Pittsburg Unified School District (credit			5.25%, 11/01/2040	1,500	1,666
support from AGM)			5.75%, 04/01/2031	675	789
5.50%, 08/01/2031(a)	1,000	1,136	6.00%, 03/01/2033	2,000	2,397
Pomona Public Financing Authority (credit			6.00%, 04/01/2038	3,000	3,527
support from NATL-RE)			State of California Department of Water
5.00%, 02/01/2021(a)	5,000	5,009	Resources
Pomona Unified School District (credit			5.00%, 12/01/2028	1,680	1,912
support from NATL-RE)			Stockton East Water District (credit support
6.15%, 08/01/2030(a)	1,000	1,166	from NATL)
Poway Unified School District			5.25%, 04/01/2022(a)	1,780	1,782
0.00%, 08/01/2036(d)	4,000	1,371	Stockton Unified School District (credit
Richmond Joint Powers Financing Authority			support from AGM)
6.25%, 07/01/2024	1,000	1,183	5.00%, 08/01/2038(a)	1,500	1,585
Ripon Unified School District (credit support			Tobacco Securitization Authority of Southern
from BAM)			California
0.00%, 08/01/2031(a),(d)	945	385	5.13%, 06/01/2046	1,500	1,160
0.00%, 08/01/2033(a),(d)	1,110	399	Tustin Public Financing Authority
Riverside Community Properties Development			5.00%, 04/01/2041	1,000	1,068
Inc			University of California
6.00%, 10/15/2038	1,000	1,133	5.00%, 05/15/2037	2,500	2,712
Riverside County Transportation Commission			5.00%, 05/15/2044	1,000	1,098
5.00%, 06/01/2032	1,500	1,642	5.25%, 05/15/2039(b)	3,000	3,416
Rocklin Unified School District (credit			Walnut Energy Center Authority
support from NATL)			5.00%, 01/01/2035	1,225	1,296
0.00%, 08/01/2019(a),(d)	1,360	1,039	Western Municipal Water District Facilities
0.00%, 08/01/2020(a),(d)	1,415	1,024	Authority
0.00%, 08/01/2023(a),(d)	1,225	755	5.00%, 10/01/2034	1,700	1,827
Salinas Valley Solid Waste Authority (credit					$187,512
support from AGM)
5.50%, 08/01/2031(a)	1,500	1,658	Puerto Rico - 4.61%
San Bernardino County Redevelopment			Government Development Bank for Puerto
Agency (credit support from RADIAN)			Rico
5.00%, 09/01/2018(a)	1,565	1,623	5.00%, 12/01/2014	3,250	3,236
San Diego Community College District			5.25%, 01/01/2015	2,000	1,971
5.25%, 08/01/2033(b)	1,950	2,241	Puerto Rico Electric Power Authority
San Diego Public Facilities Financing			5.25%, 07/01/2014	250	249
Authority Water Revenue			6.75%, 07/01/2036	1,000	648
5.38%, 08/01/2034	2,000	2,298	Puerto Rico Highways & Transportation
San Diego Redevelopment Agency			Authority (credit support from FGIC)
			5.25%, 07/01/2014(a)	1,000	996
6.40%, 09/01/2019	1,000	1,003
San Francisco Bay Area Rapid Transit			Puerto Rico Public Buildings Authority (credit
District			support from COMWLTH GTD)
			5.75%, 07/01/2014(a)	195	195
5.00%, 07/01/2028	1,755	1,961
San Francisco City & County Redevelopment
Agency
6.50%, 08/01/2039	1,000	1,125
San Luis Obispo County Financing
Authority (credit support from AGM)
5.00%, 08/01/2030(a)	1,000	1,079

See accompanying notes

Schedule of Investments California Municipal Fund April 30, 2014 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp
6.38%, 08/01/2039	$2,000	$1,649
		$8,944
TOTAL MUNICIPAL BONDS		$196,456
Total Investments		$196,456
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.97)%
Notes with interest rates of 0.13% and 0.14%	$(11,576)	$(11,576)
at April 30, 2014 and contractual maturity of
collateral of 2017.(e)
Total Net Investments		$184,880
Other Assets in Excess of Liabilities, Net - 4.62%		$8,965
TOTAL NET ASSETS - 100.00%		$193,845

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,099 or 2.63% of net assets.
(d)	Non-Income Producing Security
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2014

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	55.65%
Insured	26.69%
General Obligation Unlimited	13 .95%
Tax Allocation	2 .73%
Prerefunded	1 .23%
Certificate Participation	1.10%
Liability For Floating Rate Notes Issued	(5 .97)%
Other Assets in Excess of Liabilities, Net	4 .62%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 96.82%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.97%				Banks (continued)
JCDecaux SA	328,707	$13,494		Sumitomo Mitsui Trust Holdings Inc	3,272,739	$13,486
Publicis Groupe SA	25,309	2,165		Svenska Handelsbanken AB	707,171	35,571
Teleperformance	28,991	1,663		Swedbank AB	1,092,101	29,227
WPP PLC	1,588,963	34,260		Toronto-Dominion Bank/The	1,009,200	48,552
		$51,582				$745,196

Aerospace & Defense - 1.51%				Beverages - 1.94%
Airbus Group NV	415,760	28,580		AMBEV SA ADR	3,167,491	22,965
Safran SA	527,089	35,474		Anheuser-Busch InBev NV	522,323	56,931
Thales SA	251,011	15,983		Asahi Group Holdings Ltd	493,700	13,642
		$80,037		Britvic PLC	780,989	9,565

Agriculture - 2.07%						$103,103
British American Tobacco PLC	997,131	57,579		Biotechnology - 0.49%
ITC Ltd	362,203	2,048		CSL Ltd	404,268	25,772
Japan Tobacco Inc	1,536,500	50,502

		$110,129		Building Materials - 0.53%
Airlines - 1.20%				Buzzi Unicem SpA	117,271	2,081
easyJet PLC	1,685,708	46,643		CSR Ltd	4,331,726	14,752
Ryanair Holdings PLC ADR(a)	318,300	17,022		Kingspan Group PLC	546,390	10,286
		$63,665		Sumitomo Osaka Cement Co Ltd	216,000	859
						$27,978
Automobile Manufacturers - 2.43%
Daimler AG	549,264	51,136		Chemicals - 2.09%
Fuji Heavy Industries Ltd	613,700	16,137		DIC Corp	349,600	928
Toyota Motor Corp	1,141,800	61,689		Essentra PLC	852,053	11,557
		$128,962		Givaudan SA (a),(b)	13,087	20,654
				Johnson Matthey PLC	378,411	20,934
Automobile Parts & Equipment - 2.68%				Nippon Soda Co Ltd	165,000	917
Brembo SpA	47,460	1,754		Sasol Ltd	529,555	29,678
Bridgestone Corp	443,100	15,865		Yara International ASA	551,669	26,078
Continental AG	155,692	36,635				$110,746
Exedy Corp	69,000	1,846
Georg Fischer AG (a)	14,561	11,551		Commercial Services - 1.46%
Kenda Rubber Industrial Co Ltd	426,401	992		Ashtead Group PLC	1,038,591	15,388
Magna International Inc	205,300	20,113		Cramo OYJ	87,820	1,962
Norma Group SE	33,063	1,735		G8 Education Ltd	321,905	1,404
Plastic Omnium SA	51,765	1,761		Kroton Educacional SA	1,146,300	24,368
Stanley Electric Co Ltd	540,100	11,971		Loomis AB	68,222	1,861
Takata Corp	38,300	903		Stantec Inc	208,678	12,368
Toyo Tire & Rubber Co Ltd	257,171	1,918		TAL Education Group ADR(a)	433,715	9,594
Valeo SA	257,948	35,424		WuXi PharmaTech Cayman Inc ADR(a)	305,781	10,396
		$142,468				$77,341

Banks - 14.04%				Computers - 0.80%
Alpha Bank AE (a)	12,159,213	11,778		Cap Gemini SA	294,196	20,786
Australia & New Zealand Banking Group Ltd	1,133,485	36,450		Gigabyte Technology Co Ltd	1,665,000	2,601
Banca Generali SpA	61,571	1,938		Ingenico	122,669	10,704
Banca Popolare di Milano Scarl (a)	2,143,436	2,168		Wipro Ltd ADR	703,651	8,416
Bangkok Bank PCL	1,659,100	9,703				$42,507
Bank of China Ltd	61,110,300	26,925
Bank of Georgia Holdings PLC	254,018	11,172		Distribution & Wholesale - 0.05%
BNP Paribas SA	461,179	34,655		DCC PLC	47,224	2,421
Canadian Imperial Bank of Commerce/Canada	309,500	27,594
Credito Emiliano SpA	216,592	2,220		Diversified Financial Services - 2.16%
DBS Group Holdings Ltd	2,873,003	38,921		Azimut Holding SpA	540,036	16,859
DNB ASA	1,704,710	30,217		BUWOG AG (a)	153,414	2,817
Home Capital Group Inc	45,800	1,935		Century Tokyo Leasing Corp	57,500	1,664
ICICI Bank Ltd ADR	554,968	23,680		Daiwa Securities Group Inc	4,087,000	30,646
Indian Bank	722,041	1,553		Element Financial Corp (a)	194,120	2,325
KBC Groep NV	276,472	16,871		Manappuram Finance Ltd	4,615,364	1,709
King's Town Bank	1,879,000	1,745		Mega Financial Holding Co Ltd	19,085,128	14,611
Liberbank SA (a)	1,313,966	1,640		ORIX Corp	2,357,610	34,161
Lloyds Banking Group PLC (a)	32,031,898	40,847		Paragon Group of Cos PLC	342,409	2,072
Malayan Banking Bhd	6,504,800	19,745		Tokai Tokyo Financial Holdings Inc	1,130,100	7,593
Mitsubishi UFJ Financial Group Inc	6,516,825	34,666				$114,457
National Australia Bank Ltd	1,315,531	43,317
Natixis	3,278,339	23,272		Electric - 1.56%
Nordea Bank AB	3,187,339	46,186		Enel SpA	4,751,031	26,910
Royal Bank of Canada	593,600	39,617		Iren SpA	950,047	1,614
Skandinaviska Enskilda Banken AB	3,428,497	47,358		Korea Electric Power Corp	455,160	17,403
Sumitomo Mitsui Financial Group Inc	1,067,200	42,187

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Electric (continued)			Healthcare - Services (continued)
Tenaga Nasional BHD	10,195,700	$37,166	Ramsay Health Care Ltd	484,580	$20,247
		$83,093			$21,517

Electrical Components & Equipment - 0.94%			Holding Companies - Diversified - 0.38%
Delta Electronics Inc	2,171,000	13,329	Emperor International Holdings	1,920,000	431
Hitachi Ltd	5,097,639	36,341	Wharf Holdings Ltd	2,828,000	19,853
		$49,670			$20,284

Electronics - 1.96%			Home Builders - 1.95%
Enplas Corp	26,600	1,528	Barratt Developments PLC	7,178,430	44,895
Hon Hai Precision Industry Co Ltd	6,392,000	18,358	Persimmon PLC (a)	1,119,660	24,847
Hoya Corp	738,200	21,834	Taylor Wimpey PLC	19,134,187	34,029
Japan Aviation Electronics Industry Ltd	124,200	2,114			$103,771
Japan Display Inc (a)	1,146,200	7,063
Keyence Corp	53,200	20,523	Home Furnishings - 0.29%
Kuroda Electric Co Ltd	113,900	1,830	Alpine Electronics Inc	94,700	1,129
Merry Electronics Co Ltd	2,029,000	11,032	Howden Joinery Group PLC	318,699	1,754
Minebea Co Ltd	262,985	2,131	Steinhoff International Holdings Ltd	2,395,284	12,447
Omron Corp	474,200	16,794			$15,330
Siix Corp	58,100	853	Insurance - 6.25%
		$104,060	Aegon NV	2,865,800	26,269
Engineering & Construction - 1.53%			Allianz SE	206,217	35,888
Bilfinger SE	125,218	14,929	Beazley PLC	410,632	1,703
Grupo Aeroportuario del Sureste SAB de CV	126,271	1,545	Challenger Ltd/Australia	415,838	2,736
Keller Group PLC	91,379	1,542	Hannover Rueck SE	459,703	42,836
Kyowa Exeo Corp	69,700	902	Legal & General Group PLC	7,645,049	27,367
Promotora y Operadora de Infraestructura SAB	793,300	11,078	Manulife Financial Corp	1,162,000	21,818
de CV (a)			MS&AD Insurance Group Holdings	1,040,200	23,334
Skanska AB	641,540	14,729	Porto Seguro SA	551,683	8,103
TAV Havalimanlari Holding AS	699,449	5,616	Prudential PLC	2,354,938	54,138
Vinci SA	411,709	31,087	Sampo	1,039,155	51,646
		$81,428	Sanlam Ltd	2,414,012	12,932
			SCOR SE	57,214	2,094
Entertainment - 0.32%			Standard Life PLC	251,993	1,629
OPAP SA	1,067,291	17,045	Tokio Marine Holdings Inc	649,600	19,141
					$331,634

Food - 2.26%			Internet - 0.91%
Aryzta AG (a)	182,137	16,836	Optimal Payments PLC (a)	383,216	2,451
Associated British Foods PLC	454,741	22,833	SouFun Holdings Ltd ADR	712,404	8,385
Cia Brasileira de Distribuicao ADR	66,315	3,154	Tencent Holdings Ltd	447,000	28,143
GFPT PCL (c)	5,296,700	2,309	Vipshop Holdings Ltd ADR(a)	65,988	9,251
Greencore Group PLC	2,545,678	11,243			$48,230
Gruma SAB de CV (a)	1,203,600	10,644
JBS SA (a)	731,967	2,531	Iron & Steel - 0.10%
			APERAM (a)	80,173	2,086
Nestle SA	366,337	28,312	BlueScope Steel Ltd (a)	492,529	2,978
Sao Martinho SA	76,347	1,127
Saputo Inc	314,100	16,796			$5,064
X5 Retail Group NV (a)	225,498	3,975
			Lodging - 0.52%
		$119,760	Galaxy Entertainment Group Ltd (a)	1,580,000	12,473
Forest Products & Paper - 2.56%			MGM China Holdings Ltd	4,327,200	15,120
DS Smith PLC	3,515,625	18,735			$27,593
International Forest Products Ltd (a)	175,900	2,667
			Machinery - Construction & Mining - 0.46%
Mondi PLC	1,251,186	20,799	Mitsubishi Electric Corp	2,144,000	24,413
Smurfit Kappa Group PLC	1,750,823	39,004
Stora Enso OYJ	2,032,979	20,760
Svenska Cellulosa AB SCA	1,115,170	31,351	Machinery - Diversified - 0.10%
West Fraser Timber Co Ltd	58,128	2,599	Bucher Industries AG	5,808	1,892
		$135,915	Ebara Corp	320,500	1,906
			OC Oerlikon Corp AG (a)	109,180	1,739
Gas - 0.60%					$5,537
Gas Natural SDG SA	727,603	20,864
Keyera Corp	164,700	10,955	Media - 1.13%
		$31,819	Grupo Televisa SAB ADR	696,327	22,846
			ITV PLC	11,999,652	36,912
Healthcare - Products - 1.07%					$59,758
Coloplast A/S	654,602	54,982
Elekta AB	126,024	1,759	Metal Fabrication & Hardware - 0.27%
		$56,741	Catcher Technology Co Ltd	1,699,000	14,346

Healthcare - Services - 0.40%
Eurofins Scientific SE	4,572	1,270

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Mining - 1.63%				REITS (continued)
BHP Billiton Ltd	1,189,903	$41,904		RioCan Real Estate Investment Trust	496,600	$12,337
BHP Billiton PLC	851,046	27,628				$32,897
Copper Mountain Mining Corp (a)	456,085	970
Orica Ltd	783,947	15,999		Retail - 4.30%
		$86,501		Alimentation Couche Tard Inc	1,927,017	54,309
				ANTA Sports Products Ltd	1,179,000	1,728
Miscellaneous Manufacturing - 0.86%				Cie Financiere Richemont SA	309,723	31,511
IMI PLC	655,740	16,631		Dollarama Inc	520,800	43,316
Largan Precision Co Ltd	415,000	25,983		E-Mart Co Ltd	45,779	10,468
Singamas Container Holdings Ltd	5,938,000	1,288		Jumbo SA (a)	560,016	9,058
Trelleborg AB	84,754	1,813		Man Wah Holdings Ltd	1,101,687	1,809
		$45,715		Next PLC	233,498	25,760
				Pandora A/S	358,308	24,154
Office & Business Equipment - 0.26%				Poundland Group PLC (a)	2,160,825	12,678
Seiko Epson Corp	513,300	14,008		Travis Perkins PLC	392,778	11,340
				Tsuruha Holdings Inc	19,030	1,915
Oil & Gas - 5.66%						$228,046
Afren PLC (a)	3,677,934	9,769
Bankers Petroleum Ltd (a)	370,660	2,019		Semiconductors - 2.91%
Beach Energy Ltd	5,056,548	8,092		ARM Holdings PLC	1,931,687	29,236
Bellatrix Exploration Ltd (a)	272,484	2,650		CSR PLC	998,720	9,704
Canadian Natural Resources Ltd	1,336,500	54,457		Everlight Electronics Co Ltd	4,683,000	10,974
DNO International ASA (a)	388,313	1,349		King Yuan Electronics Co Ltd	2,603,840	1,988
Husky Energy Inc	746,100	24,383		MediaTek Inc	1,091,000	17,096
				Samsung Electronics Co Ltd	18,114	23,620
Lukoil OAO ADR	325,401	17,227		SK Hynix Inc (a)	601,350	23,449
Peyto Exploration & Development Corp	329,456	12,147
RMP Energy Inc (a)	312,454	2,380		Taiwan Semiconductor Manufacturing Co Ltd	9,210,544	36,192
Royal Dutch Shell PLC - A Shares	478,207	18,905		Tong Hsing Electronic Industries Ltd	453,000	2,436
Royal Dutch Shell PLC - B Shares	320,409	13,605				$154,695
SK Holdings Co Ltd	67,720	12,012		Shipbuilding - 0.03%
Statoil ASA	539,472	16,446		Mitsui Engineering & Shipbuilding Co Ltd	793,000	1,539
Suncor Energy Inc	878,200	33,877
Total SA	761,252	54,463
Vermilion Energy Inc	248,000	16,502		Software - 1.10%
		$300,283		Constellation Software Inc/Canada	10,922	2,419
				HCL Technologies Ltd	1,132,227	26,347
Packaging & Containers - 0.33%				Nihon Unisys Ltd	161,500	1,640
Rexam PLC	2,077,658	17,419		Tech Mahindra Ltd	353,145	10,738
				UBISOFT Entertainment (a)	936,554	17,478

Pharmaceuticals - 7.83%						$58,622
Aurobindo Pharma Ltd	259,060	2,466		Telecommunications - 5.21%
Bayer AG	406,065	56,460		BT Group PLC	7,975,807	49,790
BTG PLC (a)	1,104,786	9,934		FIH Mobile Ltd (a)	4,970,000	2,685
GlaxoSmithKline PLC	302,035	8,345		Freenet AG	565,364	19,580
Grifols SA	320,977	17,159		GN Store Nord A/S	77,302	1,868
Nippon Shinyaku Co Ltd	96,000	1,691		Hellenic Telecommunications Organization	896,919	14,329
Novartis AG	894,486	77,760		SA (a)
Novo Nordisk A/S	1,534,684	69,653		KDDI Corp	836,300	44,601
Recordati SpA	105,370	1,845		Nippon Telegraph & Telephone Corp	765,576	42,484
Roche Holding AG	381,504	111,913		SK Telecom Co Ltd	77,691	16,086
Shire PLC	1,018,771	58,265		SoftBank Corp	595,200	44,329
		$415,491		Telekom Malaysia Bhd	5,986,800	11,377
				TELUS Corp	464,700	16,374
Pipelines - 0.25%				Vodafone Group PLC	3,474,987	13,193
AltaGas Ltd	318,000	13,549				$276,696

Real Estate - 2.38%				Transportation - 3.08%
Brookfield Asset Management Inc	1,439,458	60,426		AP Moeller - Maersk A/S - B shares	9,160	21,867
CA Immobilien Anlagen AG (a)	95,149	1,814		Canadian National Railway Co	945,500	55,382
China South City Holdings Ltd	4,778,293	2,001		Canadian Pacific Railway Ltd	335,000	52,308
IMMOFINANZ AG (a)	3,068,285	11,394		Deutsche Post AG	564,870	21,314
K Wah International Holdings Ltd	2,758,000	1,838		Seino Holdings Co Ltd	1,063,000	10,507
Mitsui Fudosan Co Ltd	1,100,000	32,562		Sinotrans Ltd	4,167,200	2,305
REA Group Ltd	375,490	16,376				$163,683
		$126,411		Water - 0.39%
REITS - 0.62%				Suez Environnement Co	1,041,575	20,466
Daiwa Office Investment Corp	474	2,427
Japan Hotel REIT Investment Corp	4,738	2,179		TOTAL COMMON STOCKS		$5,139,393
Mirvac Group	9,776,408	15,954

See accompanying notes

Schedule of Investments Diversified International Fund April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 2.14%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 2.14%
Cash Account Trust - Government & Agency	113,787,798	$113,788
Portfolio - DWS Government Cash

TOTAL INVESTMENT COMPANIES		$113,788
PREFERRED STOCKS - 0.45%	Shares Held	Value(000	's)
Food - 0.45%
Cia Brasileira de Distribuicao	497,400	23,554

TOTAL PREFERRED STOCKS		$23,554
Total Investments		$5,276,735
Other Assets in Excess of Liabilities, Net - 0.59%		$31,437
TOTAL NET ASSETS - 100.00%		$5,308,172

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $2,309 or 0.04% of net assets.

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	14.50%
Japan	13.64%
Canada	12 .58%
France	6 .58%
Switzerland	5.69%
Germany	5.28%
Australia	4.65%
Sweden	3 .94%
Denmark	3 .26%
Taiwan, Province Of China	3.24%
Ireland	2 .64%
United States	2 .14%
Korea, Republic Of	1 .94%
China	1 .87%
Brazil	1 .62%
India	1 .46%
Finland	1.40%
Norway	1.39%
Belgium	1.39%
Malaysia	1 .28%
Netherlands	1 .12%
Italy	1 .07%
South Africa	1.04%
Greece	0 .98%
Mexico	0 .87%
Hong Kong	0 .75%
Spain	0.74%
Singapore	0.73%
Russian Federation	0 .40%
Austria	0.30%
Macao	0 .28%
Thailand	0.22%
Georgia	0.21%
Turkey	0.10%
Luxembourg	0.06%
Isle of Man	0.05%
Other Assets in Excess of Liabilities, Net	0 .59%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Equity Income Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 97.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.31%				Healthcare - Products - 1.67%
Lockheed Martin Corp	421,007	$69,104		Becton Dickinson and Co	356,163	$40,257
Raytheon Co	661,296	63,141		Medtronic Inc	937,548	55,147
		$132,245				$95,404

Apparel - 1.28%				Insurance - 7.42%
VF Corp	1,197,512	73,156		ACE Ltd	1,120,453	114,645
				Allstate Corp/The	1,060,872	60,416
				Chubb Corp/The	389,854	35,898
Automobile Manufacturers - 0.89%				Fidelity National Financial Inc	2,350,340	75,634
PACCAR Inc	793,573	50,773		MetLife Inc	2,277,389	119,221
				Swiss Re AG ADR	217,573	18,977
Automobile Parts & Equipment - 1.60%						$424,791
Autoliv Inc	520,250	53,055
Johnson Controls Inc	853,000	38,504		Machinery - Diversified - 2.12%
		$91,559		Deere & Co	1,301,079	121,443

Banks - 8.66%
Australia & New Zealand Banking Group Ltd	454,850	14,592		Media - 0.41%
ADR				Walt Disney Co/The	299,265	23,744
Bank of Nova Scotia	871,219	52,953
Grupo Financiero Santander Mexico SAB de	1,586,026	18,874		Mining - 0.61%
CV ADR				BHP Billiton Ltd ADR	495,931	34,983
JP Morgan Chase & Co	1,939,738	108,586
M&T Bank Corp	405,477	49,472
PNC Financial Services Group Inc/The	1,107,496	93,074		Miscellaneous Manufacturing - 1.65%
				3M Co	209,390	29,124
US Bancorp/MN	1,828,969	74,585		Parker Hannifin Corp	513,943	65,209
Wells Fargo & Co	1,684,399	83,614
		$495,750				$94,333
				Oil & Gas - 13.17%
Beverages - 0.69%				Chevron Corp	646,004	81,086
Coca-Cola Co/The	967,830	39,478		Crescent Point Energy Corp	1,726,298	70,230
				Exxon Mobil Corp	873,852	89,491
Chemicals - 1.08%				Marathon Oil Corp	1,427,927	51,620
Air Products & Chemicals Inc	207,856	24,427		Marathon Petroleum Corp	1,198,160	111,369
EI du Pont de Nemours & Co	551,299	37,114		Occidental Petroleum Corp	1,092,190	104,577
		$61,541		Penn West Petroleum Ltd	6,396,154	57,949
				Royal Dutch Shell PLC - B shares ADR	1,433,498	121,346
Computers - 3.25%				Total SA ADR	927,762	66,094
Apple Inc	185,600	109,521				$753,762
EMC Corp/MA	2,425,984	62,590
International Business Machines Corp	71,600	14,067		Pharmaceuticals - 12.73%
		$186,178		Abbott Laboratories	1,943,575	75,294
				AbbVie Inc	1,331,562	69,348
Distribution & Wholesale - 0.97%				GlaxoSmithKline PLC ADR	1,277,602	70,741
Genuine Parts Co	639,184	55,686		Johnson & Johnson	566,734	57,404
				Merck & Co Inc	2,164,434	126,749
Diversified Financial Services - 3.36%				Novartis AG ADR	811,750	70,574
BlackRock Inc	355,708	107,068		Pfizer Inc	3,409,837	106,660
Discover Financial Services	1,522,641	85,116		Roche Holding AG ADR	2,139,598	78,416
		$192,184		Teva Pharmaceutical Industries Ltd ADR	1,504,450	73,507
						$728,693
Electric - 3.58%
NextEra Energy Inc	683,143	68,212		Pipelines - 3.50%
Northeast Utilities	1,002,993	47,401		Enterprise Products Partners LP	1,108,060	81,032
Wisconsin Energy Corp	797,706	38,673		Kinder Morgan Energy Partners LP	704,138	53,078
Xcel Energy Inc	1,595,741	50,856		Kinder Morgan Inc/DE	2,021,607	66,026
		$205,142				$200,136

Electrical Components & Equipment - 0.42%				Private Equity - 1.10%
Emerson Electric Co	353,824	24,124		KKR & Co LP	2,759,592	62,670

Electronics - 0.68%				REITS - 4.80%
Honeywell International Inc	418,319	38,862		American Capital Agency Corp	3,230,658	73,368
				Annaly Capital Management Inc	7,651,591	88,376
				Digital Realty Trust Inc	2,116,457	113,019
Food - 2.91%						$274,763
Kraft Foods Group Inc	1,018,263	57,899
Kroger Co/The	2,364,643	108,868		Retail - 2.10%
		$166,767		Costco Wholesale Corp	191,817	22,189
				McDonald's Corp	500,620	50,753
Gas - 1.02%				Tiffany & Co	537,859	47,057
Sempra Energy	591,547	58,332				$119,999

See accompanying notes

Schedule of Investments Equity Income Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Semiconductors - 4.00%
Applied Materials Inc	2,972,249	$56,651
Maxim Integrated Products Inc	1,727,887	56,053
Microchip Technology Inc	1,493,406	70,996
Taiwan Semiconductor Manufacturing Co Ltd	2,248,073	45,186
ADR
		$228,886

Software - 1.18%
Microsoft Corp	1,667,489	67,366

Telecommunications - 2.57%
BCE Inc	1,633,421	72,752
CenturyLink Inc	818,531	28,575
Verizon Communications Inc	672,002	31,403
Vodafone Group PLC ADR	371,144	14,089
		$146,819

Toys, Games & Hobbies - 3.09%
Hasbro Inc	1,638,937	90,568
Mattel Inc	2,204,373	86,444
		$177,012

Transportation - 2.63%
Norfolk Southern Corp	516,569	48,831
Union Pacific Corp	245,669	46,783
United Parcel Service Inc	556,550	54,820
		$150,434
TOTAL COMMON STOCKS		$5,577,015
INVESTMENT COMPANIES - 2.38%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.38%
Morgan Stanley Institutional Liquidity Funds -	136,497,663	136,498
Government Portfolio

TOTAL INVESTMENT COMPANIES		$136,498
Total Investments		$5,713,513
Other Assets in Excess of Liabilities, Net - 0.17%		$9,929
TOTAL NET ASSETS - 100.00%		$5,723,442

Portfolio Summary (unaudited)

Sector	Percent
Financial	25 .34%
Consumer, Non-cyclical	18 .00%
Energy	16 .67%
Consumer, Cyclical	9 .93%
Industrial	9 .81%
Technology	8 .43%
Utilities	4 .60%
Communications	2 .98%
Exchange Traded Funds	2 .38%
Basic Materials	1.69%
Other Assets in Excess of Liabilities, Net	0 .17%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 31.40%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 0.20%				Computers (continued)
BBA Aviation PLC	1,061,888	$5,571		Tieto OYJ	31,615	$865
L-3 Communications Holdings Inc	48,829	5,634				$5,077
Lockheed Martin Corp	38,717	6,355
		$17,560		Consumer Products - 0.08%
				Kimberly-Clark Corp	63,344	7,110
Agriculture - 0.42%
Altria Group Inc	312,218	12,523
Archer-Daniels-Midland Co	184,993	8,090		Cosmetics & Personal Care - 0.11%
Imperial Tobacco Group PLC	199,636	8,627		Procter & Gamble Co/The	112,268	9,268
Philip Morris International Inc	85,880	7,337
		$36,577		Diversified Financial Services - 0.19%
				Aircastle Ltd	32,905	578
Airlines - 0.00%				Arlington Asset Investment Corp	28,614	757
Global Aviation Holdings Inc (a),(b),(c)	254,946	—
				Azimut Holding SpA	23,674	739
				BUWOG AG (a)	6,590	121
Automobile Manufacturers - 0.16%				Coronation Fund Managers Ltd	101,024	976
Daimler AG	98,275	9,149		Home Loan Servicing Solutions Ltd	67,892	1,504
Tata Motors Ltd ADR	125,013	4,678		Ichiyoshi Securities Co Ltd	49,800	594
		$13,827		Kyokuto Securities Co Ltd	41,200	646
				Macquarie Group Ltd	132,139	7,119
Banks - 1.42%				Medley Capital Corp	86,851	1,132
Agricultural Bank of China Ltd	12,735,000	5,359		Provident Financial PLC	40,637	1,366
Australia & New Zealand Banking Group Ltd	141,067	4,536		Tokai Tokyo Financial Holdings Inc	175,600	1,180
Banca Generali SpA	206,807	6,510				$16,712
Bank of Montreal	85,044	5,862
BankUnited Inc	41,695	1,375		Electric - 5.33%
Bendigo and Adelaide Bank Ltd	576,435	6,178		AES Corp/VA	227,787	3,292
Canadian Imperial Bank of	113,600	10,128		Ameren Corp	97,184	4,014
Commerce/Canada				American Electric Power Co Inc	97,325	5,237
China CITIC Bank Corp Ltd	7,342,000	4,386		Avista Corp	272,837	8,772
Fifth Third Bancorp	271,741	5,600		China Power International Development Ltd	4,980,000	1,793
FirstMerit Corp	26,190	508		Dominion Resources Inc/VA	307,000	22,270
HSBC Holdings PLC	7,008	72		DTE Energy Co (d)	402,110	31,420
ICICI Bank Ltd ADR	111,970	4,778		DUET Group	1,613,924	3,259
JP Morgan Chase & Co (d)	107,863	6,038		Duke Energy Corp	224,000	16,686
Nordea Bank AB	212,990	3,086		E.ON SE	226,711	4,343
PNC Financial Services Group Inc/The	59,671	5,015		Enel SpA	1,494,097	8,462
Royal Bank of Canada	113,974	7,607		Entergy Corp (d)	307,936	22,325
Skandinaviska Enskilda Banken AB	454,000	6,271		Exelon Corp	252,845	8,857
Susquehanna Bancshares Inc	80,124	830		FirstEnergy Corp	142,942	4,824
Toronto-Dominion Bank/The	195,200	9,391		GDF Suez	400,710	10,099
Wells Fargo & Co (d)	377,934	18,761		Great Plains Energy Inc	214,796	5,763
Westpac Banking Corp	335,406	10,986		Hera SpA	323,880	954
		$123,277		Infraestructura Energetica Nova SAB de CV	30,000	157
				Integrys Energy Group Inc (d)	221,700	13,586
Beverages - 0.04%				Iren SpA	459,400	781
Britvic PLC	314,024	3,846		ITC Holdings Corp (d)	851,019	31,462
				NextEra Energy Inc (d)	341,700	34,119
Biotechnology - 0.02%				Northeast Utilities (d)	393,588	18,601
PDL BioPharma Inc	222,588	1,890		NRG Yield Inc	100,000	4,284
				PG&E Corp	287,356	13,098
				PGE SA	1,133,373	7,876
Chemicals - 0.21%				Pinnacle West Capital Corp (d)	183,000	10,239
BASF SE	56,172	6,516		Portland General Electric Co	240,000	8,033
China Sanjiang Fine Chemicals Co Ltd	1,378,000	603		Power Assets Holdings Ltd	913,500	7,897
Dow Chemical Co/The	209,414	10,450		PPL Corp (d)	788,731	26,296
Grand Pacific Petrochemical	785,000	500		Public Service Enterprise Group Inc	336,922	13,804
		$18,069		Red Electrica Corp SA	68,663	5,652
				SCANA Corp (d)	500,000	26,840
Commercial Services - 0.59%				Southern Co/The (d)	125,000	5,729
Abertis Infraestructuras SA	247,166	5,563
ABM Industries Inc	38,345	1,039		SP AusNet	6,312,027	8,226
Atlantia SpA	634,091	16,517		SSE PLC	1,100,153	28,368
CCR SA	415,800	3,260		Westar Energy Inc	589,536	21,153
				Wisconsin Energy Corp (d)	319,500	15,489
Cramo OYJ	39,016	872
RR Donnelley & Sons Co	85,127	1,498				$464,060
Transurban Group (c)	3,413,877	23,057
				Electrical Components & Equipment - 0.13%
		$51,806		Emerson Electric Co (d)	167,135	11,395
Computers - 0.06%
Hewlett-Packard Co	127,390	4,212		Electronics - 0.19%
				Boardtek Electronics Corp	618,000	695

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Electronics (continued)				Home Builders - 0.04%
Delta Electronics Thailand PCL (c)	409,900	$724		Berkeley Group Holdings PLC	43,806	$1,700
Honeywell International Inc	65,693	6,103		Persimmon PLC (a)	96,500	2,141
Hoya Corp	117,600	3,478				$3,841
Omron Corp	156,900	5,557
		$16,557		Insurance - 0.84%
				Aegon NV	675,344	6,190
Energy - Alternate Sources - 0.01%				Allianz SE	30,409	5,292
Pattern Energy Group Inc	22,461	602		AXA SA	120,067	3,133
				Baloise Holding AG	46,754	5,693
				Beazley PLC	287,675	1,193
Engineering & Construction - 0.47%				Challenger Ltd/Australia	751,382	4,944
ACS Actividades de Construccion y Servicios	34,080	1,463
SA				Hannover Rueck SE	36,071	3,361
				Horace Mann Educators Corp	66,434	1,998
Aeroports de Paris	12,485	1,553		Legal & General Group PLC	1,349,678	4,832
Alion Science and Technology Corp -	7,750	—
Warrants (a),(b),(c)				Old Republic International Corp	60,482	1,002
				Porto Seguro SA	178,800	2,626
China Communications Construction Co Ltd	5,462,000	3,583		Powszechny Zaklad Ubezpieczen SA	48,572	6,890
Downer EDI Ltd	1,198,138	5,593
Ferrovial SA	242,759	5,396		Sampo	85,170	4,233
Flughafen Zuerich AG (b)	9,636	6,079		SCOR SE	164,509	6,020
NCC AB	168,532	5,905		StanCorp Financial Group Inc	29,397	1,796
Vinci SA	145,158	10,960		Sun Life Financial Inc	168,700	5,710
				Travelers Cos Inc/The	68,279	6,185
		$40,532		Validus Holdings Ltd	47,244	1,751
Entertainment - 0.03%						$72,849
Gtech Spa	35,975	1,056
Regal Entertainment Group	67,487	1,269		Investment Companies - 0.03%
				New Mountain Finance Corp	76,298	1,092
		$2,325		TICC Capital Corp	122,348	1,178
Food - 0.04%						$2,270
Kesko OYJ	49,519	2,027
Marine Harvest ASA	70,832	869		Iron & Steel - 0.05%
Metcash Ltd	331,961	857		Kumba Iron Ore Ltd	117,774	4,195
		$3,753
				Leisure Products & Services - 0.09%
Forest Products & Paper - 0.07%				Round One Corp	89,000	639
Mondi PLC	60,766	1,010		Sabre Corp (a)	418,343	6,890
Stora Enso OYJ	460,534	4,703				$7,529
Western Forest Products Inc	395,000	789
		$6,502		Leisure Time - 0.05%
				Travelport LLC (a),(c)	2,425,460	4,511
Gas - 1.53%
AGL Resources Inc	122,118	6,594
Atmos Energy Corp	96,574	4,929		Media - 0.32%
Gas Natural SDG SA	307,074	8,805		Comcast Corp - Class A (d)	170,000	8,799
National Grid PLC	2,599,771	36,951		Gannett Co Inc	101,034	2,745
National Grid PLC ADR(d)	115,800	8,229		HMH Holdings Inc (a)	360,119	7,357
New Jersey Resources Corp	123,900	6,162		ITV PLC	922,465	2,838
NiSource Inc (d)	212,816	7,729		ProSiebenSat.1 Media AG	134,601	5,891
ONE Gas Inc	157,400	5,758				$27,630
Rubis SCA	125,935	8,967
Sempra Energy	115,000	11,340		Metal Fabrication & Hardware - 0.09%
Snam SpA	2,165,883	13,028		Catcher Technology Co Ltd	815,000	6,881
South Jersey Industries Inc (d)	12,500	718		Hanwa Co Ltd	230,000	900
Vectren Corp	166,187	6,742				$7,781
Western Gas Equity Partners LP (b),(d)	142,200	6,958		Mining - 0.40%
		$132,910		Anglo American PLC	200,822	5,369
				BHP Billiton Ltd	154,876	5,454
Healthcare - Products - 0.05%				BHP Billiton PLC	233,225	7,571
Fisher & Paykel Healthcare Corp Ltd	284,756	1,004		Boliden AB	285,961	4,367
Medtronic Inc	58,913	3,465		Cia de Minas Buenaventura SAA ADR	354,409	4,607
		$4,469		Mineral Resources Ltd	103,313	1,122
Healthcare - Services - 0.12%				Orica Ltd	283,830	5,793
Select Medical Holdings Corp	70,358	982		Regis Resources Ltd	327,406	743
Sonic Healthcare Ltd	341,722	5,637				$35,026

WellPoint Inc	37,950	3,821		Miscellaneous Manufacturing - 0.12%
		$10,440		Crane Co	19,238	1,399
Holding Companies - Diversified - 0.13%				Largan Precision Co Ltd	141,000	8,828
Cengage Learning Holdings II LP (a)	34,465	1,254				$10,227
China Merchants Holdings International Co	3,214,000	10,085
Ltd				Office & Business Equipment - 0.01%
		$11,339		Seiko Epson Corp	25,000	682

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas - 1.65%				Publicly Traded Investment Fund - 0.01%
Baytex Energy Corp	106,800	$4,445		THL Credit Inc	64,911	$872
Bonterra Energy Corp	28,549	1,489
BP PLC ADR	80,000	4,050
Chevron Corp (d)	138,610	17,398		Real Estate - 0.72%
ConocoPhillips (d)	188,698	14,022		Agile Property Holdings Ltd	3,058,000	2,488
				Atrium European Real Estate Ltd (b)	347,000	1,999
Crescent Point Energy Corp	139,800	5,687
Energen Corp	14,500	1,130		Brookfield Asset Management Inc	157,000	6,591
Eni SpA	298,327	7,726		Cheung Kong Holdings Ltd	179,000	3,057
Ensco PLC	116,786	5,892		Citycon OYJ	1,176,965	4,416
Exxon Mobil Corp (d)	133,987	13,722		Fabege AB	260,900	3,665
Husky Energy Inc	138,500	4,526		Ho Bee Land Ltd	341,000	624
				Hyprop Investments Ltd	246,497	1,843
Occidental Petroleum Corp	61,500	5,889		IMMOFINANZ AG (a)	131,793	489
PBF Energy Inc	65,282	2,009
Phillips 66	60,680	5,050		KWG Property Holding Ltd	3,300,000	1,835
				Mitsubishi Estate Co Ltd	368,200	8,355
Santos Ltd	268,164	3,438		Mitsui Fudosan Co Ltd	262,400	7,767
Seadrill Ltd	200,000	7,044
Statoil ASA	377,358	11,504		Nomura Real Estate Holdings Inc	111,500	2,083
				Religare Health Trust	2,231,000	1,513
Suncor Energy Inc	29,665	1,144		Shenzhen Investment Ltd	4,738,000	1,548
Total SA	212,296	15,189
Valero Energy Partners LP	130,734	5,388		Shimao Property Holdings Ltd	1,066,000	2,114
				Sino Land Co Ltd	1,710,000	2,564
Vermilion Energy Inc	78,296	5,210		Sponda OYJ	439,113	2,265
Whitecap Resources Inc	157,340	2,076		Sun Hung Kai Properties Ltd	446,400	5,633
		$144,028		Sun Hung Kai Properties Ltd - Warrants (a),(b)	20,533	14
Pharmaceuticals - 1.16%				Wheelock & Co Ltd	191,000	788
AbbVie Inc	293,503	15,286		WP Carey Inc	14,991	922
Cardinal Health Inc	51,829	3,603				$62,573
Eli Lilly & Co	239,356	14,146
GlaxoSmithKline PLC	241,820	6,681		REITS - 3.28%
				AEON REIT Investment Corp	815	1,038
Johnson & Johnson	101,967	10,328		Agree Realty Corp	25,000	747
Merck & Co Inc	267,371	15,657
Novartis AG	102,731	8,931		AIMS AMP Capital Industrial REIT	715,150	809
Pfizer Inc (d)	564,797	17,667		Alexandria Real Estate Equities Inc	59,000	4,355
Recordati SpA	54,216	949		Altarea	10,700	2,004
Roche Holding AG	27,770	8,146		American Tower Corp	183,307	15,310
				Apartment Investment & Management Co	125,000	3,854
		$101,394		Ascendas Real Estate Investment Trust	878,000	1,607
Pipelines - 7.19%				Ashford Hospitality Trust Inc (d)	93,800	962
Access Midstream Partners LP (d)	339,945	20,176		Assura Group Ltd	1,650,000	1,225
AltaGas Ltd	16,633	709		Astro Japan Property Group (b)	1,000,051	3,534
Buckeye Partners LP (d)	474,749	36,181		Australian Industrial REIT	439,167	824
DCP Midstream Partners LP (b),(d)	358,100	19,158		Aviv REIT Inc	47,283	1,248
Enbridge Energy Partners LP	110,267	3,304		Boston Properties Inc (d)	45,277	5,304
Enbridge Inc	133,020	6,419		Brandywine Realty Trust	70,971	1,033
Energy Transfer Equity LP (d)	878,910	40,948		Cambridge Industrial Trust	2,644,372	1,563
Energy Transfer Partners LP (d)	173,170	9,557		Camden Property Trust (d)	37,539	2,571
EnLink Midstream Partners LP	168,725	4,976		Campus Crest Communities Inc (d)	259,071	2,231
Enterprise Products Partners LP (d)	890,874	65,149		Canadian Apartment Properties REIT	129,651	2,487
Genesis Energy LP (b),(d)	244,780	13,566		Corrections Corp of America	43,157	1,416
Magellan Midstream Partners LP (b),(d)	717,737	53,263		Crown Castle International Corp	21,349	1,553
MarkWest Energy Partners LP (d)	584,149	37,000		CubeSmart (d)	176,200	3,277
MPLX LP (b),(d)	273,290	14,793		CYS Investments Inc (d)	245,383	2,110
Oiltanking Partners LP (b),(d)	131,671	10,909		DCT Industrial Trust Inc (d)	208,000	1,627
ONEOK Inc	623,955	39,446		DDR Corp	243,000	4,172
Pembina Pipeline Corp	264,254	10,384		Digital Realty Trust Inc	89,000	4,753
Phillips 66 Partners LP	106,139	5,691		Duke Realty Corp	274,000	4,800
Plains All American Pipeline LP (d)	844,601	47,129		EPR Properties (d)	93,709	5,024
Plains GP Holdings LP	133,726	3,687		Equity One Inc (d)	88,952	2,004
Regency Energy Partners LP (d)	467,483	12,734		Equity Residential	52,496	3,120
Spectra Energy Corp	569,765	22,625		Essex Property Trust Inc (d)	24,519	4,248
Sunoco Logistics Partners LP (b),(d)	459,901	41,833		Eurocommercial Properties NV	38,000	1,745
Targa Resources Partners LP (d)	183,854	10,886		Extra Space Storage Inc	195,770	10,245
Tesoro Logistics LP (d)	280,421	17,919		Federation Centres Ltd	1,580,000	3,668
TransCanada Corp (d)	215,000	10,025		Fortune Real Estate Investment Trust	1,550,000	1,218
TransCanada Corp	243,722	11,358		Frasers Commercial Trust	1,617,000	1,641
Western Gas Partners LP (b),(d)	280,437	19,070		General Growth Properties Inc	265,000	6,087
Williams Cos Inc/The (d)	620,620	26,172		Geo Group Inc/The	179,225	6,010
Williams Partners LP	200,000	10,316		Granite Real Estate Investment Trust	19,000	732
		$625,383		Great Portland Estates PLC	201,548	2,137
				Health Care REIT Inc	51,080	3,223
				Hospitality Properties Trust (d)	92,380	2,776

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Storage & Warehousing - 0.07%
Host Hotels & Resorts Inc	392,510	$8,419		Safestore Holdings PLC	1,628,258	$6,333
Hulic Reit Inc	1,579	2,204
Industria REIT (a),(b)	1,357,751	2,412
Japan Hotel REIT Investment Corp	7,541	3,469		Telecommunications - 1.51%
				AT&T Inc	165,000	5,890
Japan Logistics Fund Inc	900	2,031		BCE Inc (d)	490,000	21,825
Kenedix Office Investment Corp	774	3,867
Kenedix Residential Investment Corp	400	878		Bezeq The Israeli Telecommunication Corp	579,739	1,051
Kite Realty Group Trust	155,000	961		Ltd
				BT Group PLC	1,090,000	6,804
Land Securities Group PLC	266,593	4,789		CenturyLink Inc (d)	312,000	10,892
Lexington Realty Trust	106,132	1,142		Cleveland Unlimited Inc - Warrants (a),(b),(c)	2,756	28
Liberty Property Trust (d)	115,848	4,344
				Consolidated Communications Holdings Inc	36,478	727
Medical Properties Trust Inc	355,000	4,793		Eutelsat Communications SA	272,832	9,385
Mirvac Group	1,733,543	2,829
Nomura Real Estate Master Fund Inc	4,094	4,280		Freenet AG	194,825	6,747
				Frontier Communications Corp	708,432	4,215
Omega Healthcare Investors Inc	119,302	4,149		NTELOS Holdings Corp	52,031	718
Orix JREIT Inc	1,052	1,338
Pennsylvania Real Estate Investment Trust (d)	68,000	1,125		NTT DOCOMO Inc	302,000	4,817
Prologis Inc	192,500	7,821		TDC A/S	817,138	7,674
Public Storage (d)	60,380	10,597		Telecom Corp of New Zealand Ltd	1,750,000	4,181
				TELUS Corp	420,000	14,799
RioCan Real Estate Investment Trust	208,800	5,187		Verizon Communications Inc (d)	422,740	19,754
RLJ Lodging Trust	79,390	2,117		Vodafone Group PLC ADR	170,000	6,453
Sabra Health Care REIT Inc	80,000	2,398
Saul Centers Inc	33,500	1,537		Vodafone Group PLC	1,490,235	5,658
Simon Property Group Inc (d)	129,164	22,371				$131,618
SL Green Realty Corp	38,000	3,979		Toys, Games & Hobbies - 0.07%
Societe de la Tour Eiffel	8,038	580		Namco Bandai Holdings Inc	292,300	6,315
Spring Real Estate Investment Trust	13,048,000	5,048
STAG Industrial Inc	80,000	1,882
Stockland	1,260,000	4,568		Transportation - 0.98%
Summit Hotel Properties Inc	540,500	4,897		Asciano Ltd	1,100,604	5,554
				CEVA Group PLC (a),(c)	123	159
Sun Communities Inc	70,000	3,190
Unibail-Rodamco SE	5,820	1,573		Deutsche Post AG	250,149	9,439
Vastned Retail NV	65,000	3,345		East Japan Railway Co	21,700	1,583
Vornado Realty Trust	48,800	5,007		Groupe Eurotunnel SA	744,971	10,001
Weingarten Realty Investors	121,018	3,776		Hutchison Port Holdings Trust	7,179,939	4,887
Wereldhave NV	55,000	4,625		Kamigumi Co Ltd	404,000	3,851
Westfield Retail Trust	1,740,000	5,169		Koninklijke Vopak NV	91,801	4,577
Workspace Group PLC	235,000	2,277		Norfolk Southern Corp	75,584	7,145
				Union Pacific Corp (d)	156,501	29,803
		$285,266		United Parcel Service Inc	87,820	8,650
Retail - 0.22%						$85,649
AOKI Holdings Inc	67,100	914
Aoyama Trading Co Ltd	60,700	1,506		Water - 0.30%
GameStop Corp	21,063	836		Aguas Andinas SA	5,083,328	3,136
				American Water Works Co Inc (d)	189,000	8,605
Kohl's Corp	81,416	4,461
Roundy's Inc	69,890	473		Cia de Saneamento Basico do Estado de Sao	788,969	7,480
Shimachu Co Ltd	27,100	595		Paulo ADR
Wal-Mart Stores Inc	115,475	9,205		Suez Environnement Co	347,252	6,823
Wendy's Co/The	94,198	783				$26,044
		$18,773		TOTAL COMMON STOCKS		$2,731,939
				INVESTMENT COMPANIES - 2.52%	Shares Held	Value(000	's)
Savings & Loans - 0.03%
New York Community Bancorp Inc	55,475	855		Publicly Traded Investment Fund - 2.52%
Oritani Financial Corp	56,335	835		Goldman Sachs Financial Square Funds -	117,102,570	117,103
Provident Financial Services Inc	47,057	818		Money Market Fund
		$2,508		Morgan Stanley Institutional Liquidity Funds	102,436,271	102,437
				- Government Portfolio
Semiconductors - 0.28%						$219,540
Elan Microelectronics Corp	2,164,000	4,008		TOTAL INVESTMENT COMPANIES		$219,540
Holtek Semiconductor Inc	743,000	1,338		PREFERRED STOCKS - 3.53%	Shares Held	Value(000	's)
Intel Corp	469,225	12,523
Intersil Corp	140,432	1,733		Banks - 1.17%
King Yuan Electronics Co Ltd	5,920,000	4,521		AgriBank FCB	33,000	3,438
		$24,123		Bank of America Corp 6.63%; Series I	18,246	468
				Bank of New York Mellon Corp/The	80,600	1,893
Shipbuilding - 0.01%				Barclays Bank PLC 8.13%	172,081	4,459
Yangzijiang Shipbuilding Holdings Ltd	673,000	592		Citigroup Inc 6.88%; Series K	163,700	4,392
				Citigroup Inc 7.13%; Series J	223,000	6,054
Software - 0.28%				COBANK ACB 11.00%; Series D	8,400	441
Microsoft Corp	594,642	24,024		Deutsche Bank Contingent Capital Trust II	366,970	9,651
				Fifth Third Bancorp	179,385	4,765
				FirstMerit Corp	3,250	78

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Investment Companies - 0.04%
GMAC Capital Trust I	207,000	$5,690		Australand Assets Trust	39,156	$3,601
HSBC Holdings PLC 8.00%	13,300	359
HSBC USA Inc 2.86%	214,384	10,400
HSBC USA Inc 4.50%	86,343	2,170		Media- 0.04%
Itau Unibanco Holding SA	281,300	4,626		Comcast Corp	127,284	3,161
JP Morgan Chase & Co	34,800	790
Lloyds Banking Group PLC	64,850	1,744		REITS- 0.37%
Morgan Stanley	22,500	614		Digital Realty Trust Inc - Series E	40,632	1,020
PNC Financial Services Group Inc/The	546,822	14,688		Digital Realty Trust Inc - Series F	22,386	545
Royal Bank of Scotland Group PLC 5.75%;	217,774	4,843		Equity Residential	20,702	1,265
Series L				Kimco Realty Corp 5.50%	127,014	2,807
State Street Corp 5.25%; Series C	294,000	6,924		National Retail Properties Inc	80,925	2,029
State Street Corp 5.90%; Series D	65,000	1,687		Prologis Inc - Series Q	92,034	5,551
TCF Financial Corp	48,227	1,269		PS Business Parks Inc - Series R	131,663	3,372
US Bancorp/MN - Series G	366,691	10,157		Public Storage Inc 5.20%; Series W	108,500	2,387
		$101,600		Public Storage Inc 5.20%; Series X	154,998	3,404
				Public Storage Inc 6.38%; Series Y	22,057	561
Diversified Financial Services - 0.05%				Realty Income Corp - Series F	113,799	2,933
Affiliated Managers Group Inc 5.25%	85,485	2,205		Ventas Realty LP / Ventas Capital Corp	69,300	1,695
Affiliated Managers Group Inc 6.38%	42,255	1,049		Vornado Realty Trust - Series J	165,424	4,299
Ameriprise Financial Inc	13,801	354				$31,868
General Electric Capital Corp 4.70%	16,890	385
General Electric Capital Corp 4.88%	31,317	755		Savings & Loans - 0.02%
General Electric Capital Corp 4.88%	931	22		First Niagara Financial Group Inc	71,800	2,084
		$4,770

Electric - 0.28%				Telecommunications - 0.36%
Duke Energy Corp	34,841	825		Centaur Funding Corp 9.08% (e)	10,000	12,428
Entergy Arkansas Inc 4.90%	17,312	398		Qwest Corp 7.00%	92,565	2,420
Entergy Arkansas Inc 5.75%	77,527	1,989		Qwest Corp 7.00%	32,785	848
Entergy Louisiana LLC 4.70%	203,100	4,426		Qwest Corp 7.38%	169,676	4,532
Entergy Louisiana LLC 5.88%	11,790	296		Qwest Corp 7.50%	172,045	4,590
Entergy New Orleans Inc	56,900	1,300		Telephone & Data Systems Inc 6.88%	29,408	741
Integrys Energy Group Inc	81,123	2,049		Telephone & Data Systems Inc 7.00%	157,457	4,034
Interstate Power & Light Co	107,800	2,602		Verizon Communications Inc	68,279	1,712
NextEra Energy Capital Holdings Inc - Series	38,068	920				$31,305
H				Transportation - 0.20%
NextEra Energy Capital Holdings Inc - Series	389,817	8,689		CEVA Group PLC (a),(c)	267	345
I				Seaspan Corp	664,000	16,706
PPL Capital Funding Inc	50,000	1,205
SCANA Corp	5,427	142				$17,051
		$24,841		TOTAL PREFERRED STOCKS		$307,398
					Principal
Hand & Machine Tools - 0.01%				BONDS- 54.23%	Amount (000's)	Value(000	's)
Stanley Black & Decker Inc	49,068	1,218
				Advertising - 0.34%
				MDC Partners Inc
Insurance - 0.99%				6.75%, 04/01/2020(e)	$20,800	$21,996
Aegon NV 6.38%	331,071	8,565		Sitel LLC / Sitel Finance Corp
Aflac Inc	317,367	7,687		11.00%, 08/01/2017 (e)	6,995	7,502
Allstate Corp/The 6.63%; Series E	88,209	2,277				$29,498
Allstate Corp/The 6.75%; Series C	43,714	1,136
American Financial Group Inc/OH 5.75%	52,207	1,298		Aerospace & Defense - 0.24%
American Financial Group Inc/OH 6.38%	79,688	2,091		GenCorp Inc
American Financial Group Inc/OH 7.00%	34,705	899		7.13%, 03/15/2021	5,000	5,425
Arch Capital Group Ltd	84,970	2,183		TransDigm Inc
Aspen Insurance Holdings Ltd 5.95%	428,830	10,823		5.50%, 10/15/2020	9,030	9,120
Aspen Insurance Holdings Ltd 7.25%	162,252	4,303		7.50%, 07/15/2021	6,100	6,710
Axis Capital Holdings Ltd 6.88%	141,123	3,645				$21,255
Delphi Financial Group Inc 7.38%	291,374	7,157		Agriculture - 0.32%
Hartford Financial Services Group Inc/The	161,051	4,817		Vector Group Ltd
ING Groep NV 6.13%	146,000	3,672		7.75%, 02/15/2021(e)	6,860	7,340
PartnerRe Ltd 5.88%	9,762	230		7.75%, 02/15/2021	19,316	20,668
PartnerRe Ltd 7.25%	149,437	4,036				$28,008
Protective Life Corp 6.25%	146,279	3,629
Prudential PLC 6.75%	2,800	72		Airlines - 0.06%
Reinsurance Group of America Inc	40,000	1,084		Delta Air Lines 2011-1 Class B Pass Through
RenaissanceRe Holdings Ltd - Series E	59,100	1,288		Trust
Torchmark Corp	134,402	3,287		7.13%, 04/15/2016	5,000	5,125
WR Berkley Corp	267,236	6,026
XLIT Ltd	6,623	5,694
		$85,899

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Apparel - 0.04%					Banks (continued)
Boardriders SA					Goldman Sachs Group Inc/The
8.88%, 12/15/2017	EUR	2,230	$3,330		5.70%, 12/29/2049(g)		$2,000	$2,042
					HSBC Capital Funding LP/Jersey
					10.18%, 12/29/2049 (e),(g)		4,000	5,840
Automobile Manufacturers - 0.22%					HSBC USA Capital Trust I
CNH Industrial Finance Europe SA					7.81%, 12/15/2026(e)		300	304
6.25%, 03/09/2018		900	1,419		HSBC USA Capital Trust II
Fiat Finance & Trade SA					8.38%, 05/15/2027(e)		1,980	2,005
6.75%, 10/14/2019		2,100	3,330		Itau Unibanco Holding SA/Cayman Island
Jaguar Land Rover Automotive PLC					5.65%, 03/19/2022(e)		1,100	1,119
5.63%, 02/01/2023(e)		$1,900	1,983
					6.20%, 12/21/2021(e)		500	531
Nissan Motor Acceptance Corp
2.35%, 03/04/2019(e)		6,400	6,416		JP Morgan Chase & Co
					6.13%, 12/29/2049(g)		5,500	5,500
Peugeot SA					6.75%, 01/29/2049(g)		13,700	14,522
6.50%, 01/18/2019	EUR	2,400	3,753		KeyCorp Capital III
Renault SA					7.75%, 07/15/2029		795	941
3.63%, 09/19/2018		1,600	2,353		Morgan Stanley
			$19,254		5.45%, 12/29/2049(g)		1,250	1,261
Automobile Parts & Equipment - 0.28%					PNC Financial Services Group Inc/The
Gestamp Funding Luxembourg SA					6.75%, 07/29/2049(g)		1,500	1,654
5.88%, 05/31/2020		1,900	2,815		Provident Funding Associates LP / PFG
GKN Holdings PLC					Finance Corp
5.38%, 09/19/2022	GBP	400	741		6.75%, 06/15/2021(e)		6,610	6,759
Metalsa SA de CV					Royal Bank of Scotland Group PLC
4.90%, 04/24/2023(e)		$2,083	1,963		1.17%, 03/31/2017(g)		9,200	9,218
Rhino Bondco S.P.A					Russian Agricultural Bank OJSC Via RSHB
7.25%, 11/15/2020	EUR	900	1,342		Capital SA
Schaeffler Holding Finance BV					5.30%, 12/27/2017		1,242	1,177
6.88%, PIK 7.63%, 08/15/2018 (f)		3,100	4,557		6.00%, 06/03/2021(g)		997	945
Stanadyne Corp					Societe Generale SA
10.00%, 08/15/2014		$6,110	6,126		0.98%, 12/29/2049(e),(g)		1,000	850
Stanadyne Holdings Inc					7.88%, 12/29/2049(e),(g)		2,000	2,091
12.00%, 02/15/2015 (g)		6,645	6,662		8.25%, 09/29/2049(g)		5,000	5,431
			$24,206		Sophia Holding Finance LP / Sophia Holding
					Finance Inc
Banks- 1.55%					9.63%, PIK 9.63%, 12/01/2018 (e),(f)		1,850	1,929
Abbey National Capital Trust I					Standard Chartered PLC
8.96%, 12/31/2049		2,300	2,921		7.01%, 07/29/2049(e)		4,100	4,469
Alfa Bank OJSC Via Alfa Bond Issuance					Wells Fargo & Co
PLC					7.98%, 12/31/2049(g)		12,000	13,620
7.50%, 09/26/2019(e)		4,265	4,116
								$134,500
Banco do Brasil SA/Cayman
5.38%, 01/15/2021(e)		200	203		Building Materials - 0.32%
5.38%, 01/15/2021		200	203		Ainsworth Lumber Co Ltd
6.25%, 12/29/2049(e),(g)		3,000	2,550		7.50%, 12/15/2017(e)		5,646	5,999
Bancolombia SA					Cemex Finance LLC
5.13%, 09/11/2022		3,696	3,664		9.38%, 10/12/2022(e)		2,347	2,705
Bank of America Corp					Cemex SAB de CV
5.20%, 12/29/2049(g)		8,500	7,990		7.25%, 01/15/2021(e)		861	925
Barclays Bank PLC					9.50%, 06/15/2018(e)		1,771	2,023
6.28%, 12/29/2049		1,850	1,873		HeidelbergCement Finance Luxembourg SA
Barclays PLC					7.50%, 04/03/2020	EUR	2,350	4,043
8.25%, 12/29/2049(g)		4,000	4,260		Kerneos Tech Group SAS
BBVA Bancomer SA/Texas					5.75%, 03/01/2021(e)		3,300	4,724
6.75%, 09/30/2022(e)		2,615	2,916		Lafarge SA
BPCE SA					4.75%, 09/30/2020		2,400	3,729
13.00%, 08/29/2049		1,581	1,780		Norbord Inc
Citigroup Inc					5.38%, 12/01/2020(e)		$2,500	2,537
6.30%, 12/29/2049(g)		6,500	6,476		Reliance Intermediate Holdings LP
Cooperatieve Centrale Raiffeisen-					9.50%, 12/15/2019(e)		1,100	1,188
Boerenleenbank BA/Netherlands								$27,873
11.00%, 12/29/2049 (e),(g)		5,865	7,815
Credit Agricole SA					Chemicals - 0.61%
8.38%, 12/31/2049(e),(g)		1,900	2,204		Axalta Coating Systems US Holdings Inc /
Credit Suisse Group AG					Axalta Coating Systems Dutch Holding B
7.50%, 12/11/2049 (e),(g)		1,000	1,086		5.75%, 02/01/2021	EUR	2,480	3,688
					Braskem America Finance Co
Development Bank of Kazakhstan JSC					7.13%, 07/22/2041(e)		$600	596
5.50%, 12/20/2015		200	208		Braskem Finance Ltd
First Hawaiian Capital I
8.34%, 07/01/2027		2,000	2,027		5.75%, 04/15/2021		2,788	2,858

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Chemicals (continued)					Commercial Services (continued)
Braskem Finance Ltd (continued)					Igloo Holdings Corp
7.38%, 10/29/2049(e)		$100	$101		8.25%, PIK 9.00%, 12/15/2017 (e),(f)		$5,400	$5,539
EuroChem Mineral & Chemical Co OJSC via					Interactive Data Corp
EuroChem GI Ltd					5.88%, 04/15/2019(c),(e),(h)		4,600	4,640
5.13%, 12/12/2017(e)		1,550	1,492		Iron Mountain Inc
INEOS Group Holdings SA					5.75%, 08/15/2024		7,725	7,628
5.75%, 02/15/2019(e)	EUR	2,400	3,421		Jaguar Holding Co I
Nexeo Solutions LLC / Nexeo Solutions					9.38%, PIK 10.13%, 10/15/2017 (e),(f)		10,500	10,973
Finance Corp					Jaguar Holding Co II / Jaguar Merger Sub
8.38%, 03/01/2018		$2,290	2,313		Inc
OCP SA					9.50%, 12/01/2019(e)		6,345	7,011
5.63%, 04/25/2024(e)		1,958	1,958		Laureate Education Inc
Orion Engineered Carbons Finance & Co					9.25%, 09/01/2019(e)		3,700	3,903
SCA					Live Nation Entertainment Inc
9.25%, PIK 10.00%, 08/01/2019 (e),(f)		3,500	3,653		7.00%, 09/01/2020(e)		2,000	2,180
Sinochem Offshore Capital Co Ltd					Loxam SAS
3.25%, 04/29/2019(e)		5,603	5,580		7.38%, 01/24/2020	EUR	1,400	2,129
SPCM SA					Prospect Medical Holdings Inc
6.00%, 01/15/2022(e)		3,500	3,710		8.38%, 05/01/2019(e)		$5,550	6,036
TPC Group Inc					Truven Health Analytics Inc
8.75%, 12/15/2020(e)		21,650	23,869		10.63%, 06/01/2020		8,010	9,011
			$53,239		United Rentals North America Inc
					5.75%, 11/15/2024		4,900	5,084
Coal- 0.84%								$104,451
Adaro Indonesia PT
7.63%, 10/22/2019		3,840	4,042		Computers - 0.31%
Berau Capital Resources Pte Ltd					iGATE Corp
12.50%, 07/08/2015		500	519		4.75%, 04/15/2019(e)		3,500	3,539
Berau Coal Energy Tbk PT					NCR Corp
7.25%, 03/13/2017		700	689		6.38%, 12/15/2023(e)		6,900	7,383
CONSOL Energy Inc					Oberthur Technologies Holding SAS
5.88%, 04/15/2022(e)		4,900	5,046		9.25%, 04/30/2020	EUR	3,950	6,089
Foresight Energy LLC / Foresight Energy					Stratus Technologies Bermuda Ltd / Stratus
Corp					Technologies Inc
7.88%, 08/15/2021(e)		39,050	41,394		12.00%, 03/29/2015		$9,000	10,103
Indo Energy Finance BV								$27,114
7.00%, 05/07/2018		1,500	1,447
Indo Energy Finance II BV					Consumer Products - 0.56%
6.38%, 01/24/2023(e)		1,601	1,243		Central Garden and Pet Co
Natural Resource Partners LP					8.25%, 03/01/2018		20,100	20,753
9.13%, 10/01/2018(e)		3,002	3,122		Reynolds Group Issuer Inc / Reynolds Group
Peabody Energy Corp					Issuer LLC / Reynolds Group Issuer
6.00%, 11/15/2018		2,830	3,007		(Luxembourg) S.A.
					6.88%, 02/15/2021(g)		14,800	15,929
6.25%, 11/15/2021		3,865	3,923
SunCoke Energy Inc					9.88%, 08/15/2019		2,825	3,136
7.63%, 08/01/2019		5,200	5,564		Spectrum Brands Inc
SunCoke Energy Partners LP / SunCoke					6.38%, 11/15/2020		3,945	4,280
Energy Partners Finance Corp					6.63%, 11/15/2022		3,945	4,310
7.38%, 02/01/2020(e),(h)		3,000	3,180					$48,408
			$73,176		Distribution & Wholesale - 0.20%
Commercial Services - 1.20%					Li & Fung Ltd
AA Bond Co Ltd					6.00%, 11/25/2049		3,000	3,135
9.50%, 07/31/2019	GBP	2,150	4,084		VWR Funding Inc
ADT Corp/The					7.25%, 09/15/2017		13,705	14,697
4.13%, 04/15/2019		$2,800	2,793					$17,832
6.25%, 10/15/2021(e)		5,800	6,046		Diversified Financial Services - 1.41%
Alliance Data Systems Corp					Ally Financial Inc
6.38%, 04/01/2020(e)		4,000	4,260		8.00%, 11/01/2031		3,525	4,327
American Residential Services LLC / ARS					Charles Schwab Corp/The
Finance Inc					7.00%, 02/28/2049(g)		1,700	1,964
12.00%, 04/15/2015 (e)		2,220	2,281		Citigroup Capital III
Avis Budget Finance PLC					7.63%, 12/01/2036		8,600	10,314
6.00%, 03/01/2021	EUR	2,600	3,810		Cogent Communications Finance Inc
Brand Energy & Infrastructure Services Inc					5.63%, 04/15/2021(e)		4,325	4,249
8.50%, 12/01/2021(e)		$7,625	8,083		Comcel Trust
Catalent Pharma Solutions Inc					6.88%, 02/06/2024(e)		3,771	3,945
7.88%, 10/15/2018		7,700	7,831		Credit Acceptance Corp
Cielo SA / Cielo USA Inc					6.13%, 02/15/2021(e)		14,400	14,976
3.75%, 11/16/2022		1,204	1,129

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Diversified Financial Services (continued)					Energy - Alternate Sources - 0.01%
General Electric Capital Corp					Inkia Energy Ltd
6.25%, 12/31/2049(g)		$2,600	$2,824		8.38%, 04/04/2021(e)		$525	$577
7.13%, 12/29/2049(g)		2,600	2,990
Icahn Enterprises LP / Icahn Enterprises
Finance Corp					Engineering & Construction - 0.32%
4.88%, 03/15/2019(e)		1,950	1,977		Alion Science & Technology Corp
					12.00%, PIK 2.00%, 11/01/2014 (f)		5,851	5,851
5.88%, 02/01/2022(e)		4,700	4,771
6.00%, 08/01/2020(e)		14,450	15,245		Andrade Gutierrez International SA
					4.00%, 04/30/2018(e)		869	869
Jefferies Finance LLC / JFIN Co-Issuer Corp
7.38%, 04/01/2020(e)		3,300	3,457		Deutsche Raststaetten Gruppe IV GmbH
Jefferies LoanCore LLC/ JLC Finance Corp					6.75%, 12/30/2020	EUR	3,150	4,742
6.88%, 06/01/2020 (e)		6,125	6,171		Heathrow Finance PLC
MAF Global Securities Ltd					5.38%, 09/02/2019	GBP	2,000	3,552
7.13%, 10/29/2049 (g)		2,700	2,902		Michael Baker Holdings LLC / Michael
					Baker Finance Corp
National Financial Partners Corp					8.88%, PIK 9.63%, 04/15/2019 (e),(f)		$5,850	5,865
9.00%, 07/15/2021(e)		8,625	9,293
					Michael Baker International LLC / CDL
Nationstar Mortgage LLC / Nationstar Capital					Acquisition Co Inc
Corp					8.25%, 10/15/2018(e)		6,050	6,428
6.50%, 08/01/2018		600	605		Odebrecht Finance Ltd
6.50%, 07/01/2021		9,000	8,584		5.13%, 06/26/2022(e)		516	526
6.50%, 06/01/2022		3,500	3,308
7.88%, 10/01/2020		11,800	12,066					$27,833
Nuveen Investments Inc					Entertainment - 0.56%
9.13%, 10/15/2017(e)		2,762	3,024		Choctaw Resort Development Enterprise
Oxford Finance LLC / Oxford Finance Co-					7.25%, 11/15/2019(e)		1,227	1,221
Issuer Inc					Cinemark USA Inc
7.25%, 01/15/2018(e)		4,085	4,340		4.88%, 06/01/2023		1,100	1,067
Schahin II Finance Co SPV Ltd					Diamond Resorts Corp
5.88%, 09/25/2023(e)		279	262		12.00%, 08/15/2018		9,650	10,506
SUAM Finance BV					Gala Group Finance PLC
4.88%, 04/17/2024(e)		1,521	1,521		8.88%, 09/01/2018	GBP	1,000	1,797
			$123,115		Gibson Brands Inc
					8.88%, 08/01/2018(e)		$1,800	1,910
Electric - 0.33%					Great Canadian Gaming Corp
AES Corp/VA					6.63%, 07/25/2022(e)	CAD	845	821
7.38%, 07/01/2021		9,864	11,294
Centrais Eletricas Brasileiras SA					Greektown Holdings LLC/Greektown
					Mothership Corp
5.75%, 10/27/2021		2,812	2,819		8.88%, 03/15/2019(e)		$5,350	5,510
Comision Federal de Electricidad
4.88%, 01/15/2024(e)		891	914		Regal Entertainment Group
					5.75%, 03/15/2022		6,800	7,004
Dominion Resources Inc/VA					Vougeot Bidco PLC
7.50%, 06/30/2066		700	760
EDP Finance BV					7.88%, 07/15/2020	GBP	2,300	4,233
					WMG Acquisition Corp
4.13%, 01/20/2021	EUR	1,600	2,354		5.63%, 04/15/2022(e)		$1,800	1,825
Electricite de France					6.00%, 01/15/2021(e)		2,286	2,395
5.25%, 01/29/2049(e),(g)		$690	704
					6.75%, 04/15/2022(e)		10,460	10,539
Listrindo Capital BV
6.95%, 02/21/2019(e)		3,450	3,657					$48,828
Majapahit Holding BV					Environmental Control - 0.14%
7.75%, 01/20/2020(e)		1,730	1,985		Darling International Inc
7.88%, 06/29/2037		1,375	1,525		5.38%, 01/15/2022(e)		3,550	3,648
Mexico Generadora de Energia S de rl					EnergySolutions Inc / EnergySolutions LLC
5.50%, 12/06/2032(e)		1,525	1,502		10.75%, 08/15/2018		8,200	8,589
Perusahaan Listrik Negara PT								$12,237
5.50%, 11/22/2021(e)		1,400	1,423
			$28,937		Food- 1.06%
					Albain Bidco Norway AS
Electrical Components & Equipment - 0.06%					6.75%, 11/01/2020	EUR	1,950	2,787
WESCO Distribution Inc					Bakkavor Finance 2 PLC
5.38%, 12/15/2021(e)		4,830	4,915		8.25%, 02/15/2018	GBP	1,700	3,057
					Bumble Bee Holdco SCA
					9.63%, PIK 10.38%, 03/15/2018 (e),(f)		$14,220	14,931
Electronics - 0.11%
Techem Energy Metering Service GmbH &					Cencosud SA
					4.88%, 01/20/2023(e)		1,849	1,806
Co KG					5.50%, 01/20/2021(e)		1,000	1,040
7.88%, 10/01/2020	EUR	3,000	4,676
Trionista TopCo GmbH					Cosan Luxembourg SA
					5.00%, 03/14/2023(e)		3,671	3,487
6.88%, 04/30/2021		3,125	4,706
			$9,382		Diamond Foods Inc
					7.00%, 03/15/2019(e)		2,700	2,795

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Food (continued)					Healthcare - Services (continued)
ESAL GmbH					ResCare Inc
6.25%, 02/05/2023(e)		$4,263	$4,071		10.75%, 01/15/2019		$3,030	$3,348
Findus Bondco SA					Select Medical Corp
9.13%, 07/01/2018	EUR	1,800	2,722		6.38%, 06/01/2021		3,700	3,811
FPC Finance Ltd					6.38%, 06/01/2021(e)		2,750	2,832
6.00%, 06/28/2019		$1,850	1,970		Symbion Inc/DE
KeHE Distributors LLC / KeHE Finance					8.00%, 06/15/2016		5,455	5,701
Corp					Tenet Healthcare Corp
7.63%, 08/15/2021(e)		6,000	6,495		6.00%, 10/01/2020(e)		8,080	8,484
Minerva Luxembourg SA					8.13%, 04/01/2022		6,907	7,667
7.75%, 01/31/2023(e)		3,122	3,212		United Surgical Partners International Inc
Premier Foods Finance PLC					9.00%, 04/01/2020		5,440	6,072
6.50%, 03/15/2021(e)	GBP	2,800	4,846		WellCare Health Plans Inc
R&R PIK PLC					5.75%, 11/15/2020		1,050	1,121
9.25%, PIK 10.00%, 05/15/2018 (f)	EUR	3,300	4,676					$91,607
TreeHouse Foods Inc
4.88%, 03/15/2022		$5,550	5,619		Holding Companies - Diversified - 1.72%
US Foods Inc					Alphabet Holding Co Inc
8.50%, 06/30/2019		26,705	28,775		7.75%, 11/01/2017		5,050	5,227
			$92,289		CeramTec Group GmbH
					8.25%, 08/15/2021	EUR	2,885	4,393
Forest Products & Paper - 0.02%					Dubai Holding Commercial Operations MTN
Smurfit Kappa Acquisitions					Ltd
4.13%, 01/30/2020	EUR	1,000	1,471		6.00%, 02/01/2017	GBP	3,000	5,296
					GCS Holdco Finance I SA
					6.50%, 11/15/2018	EUR	2,200	3,224
Gas- 0.23%					Harbinger Group Inc
LBC Tank Terminals Holding Netherlands					7.75%, 01/15/2022(e)		$4,655	4,678
BV
6.88%, 05/15/2023(e)		$9,450	10,017		7.75%, 01/15/2022		680	685
					7.88%, 07/15/2019		49,960	54,707
NGL Energy Partners LP / NGL Energy					Hutchison Whampoa International 10 Ltd
Finance Corp					6.00%, 12/29/2049(g)		1,500	1,586
6.88%, 10/15/2021(e)		9,200	9,568
					Hutchison Whampoa International 12 Ltd
			$19,585		6.00%, 05/29/2049(g)		500	539
Hand & Machine Tools - 0.29%					KOC Holding AS
Stanley Black & Decker Inc					3.50%, 04/24/2020(e)		3,450	3,226
5.75%, 12/15/2053		450	486		KraussMaffei Group GmbH
Victor Technologies Group Inc					8.75%, 12/15/2020	EUR	1,900	2,972
9.00%, 12/15/2017		23,261	24,876		Nielsen Co Luxembourg SARL/The
			$25,362		5.50%, 10/01/2021(e)		$7,700	8,027
					Opal Acquisition Inc
Healthcare - Products - 0.21%					8.88%, 12/15/2021(e)		34,045	35,236
ConvaTec Finance International SA					Sinochem Overseas Capital Co Ltd
8.25%, PIK 9.00%, 01/15/2019 (e),(f)		4,350	4,448
					4.50%, 11/12/2020		2,116	2,210
Fresenius Finance BV					4.50%, 11/12/2020(e)		11,237	11,733
3.00%, 02/01/2021	EUR	1,000	1,413		6.30%, 11/12/2040		950	1,038
Mallinckrodt International Finance SA					Tenedora Nemak SA de CV
4.75%, 04/15/2023		$7,000	6,755		5.50%, 02/28/2023(e)		1,516	1,535
Physio-Control International Inc					Votorantim Cimentos SA
9.88%, 01/15/2019(e)		4,987	5,548		7.25%, 04/05/2041(e)		1,350	1,382
			$18,164		Wendel SA
Healthcare - Services - 1.05%					3.75%, 01/21/2021	EUR	1,200	1,731
21st Century Oncology Inc								$149,425
8.88%, 01/15/2017		4,950	5,123		Home Furnishings - 0.04%
CHS/Community Health Systems Inc					Whirlpool Corp
6.88%, 02/01/2022(e)		6,350	6,580
					2.40%, 03/01/2019		$3,400	3,401
DaVita HealthCare Partners Inc
5.75%, 08/15/2022		9,190	9,730
Financiere Medicis Lux SA					Insurance - 1.57%
7.00%, 05/15/2020(c),(e),(h)	EUR	4,000	5,841		ACE Capital Trust II
FMC Finance VII SA					9.70%, 04/01/2030		2,500	3,672
5.25%, 02/15/2021		500	785		AIG Life Holdings Inc
HCA Inc					7.57%, 12/01/2045(e)		2,900	3,654
4.75%, 05/01/2023		$3,000	2,947		8.50%, 07/01/2030		5,400	7,118
5.00%, 03/15/2024		6,800	6,749		American Equity Investment Life Holding
MedImpact Holdings Inc					Co
10.50%, 02/01/2018 (e)		10,300	11,253		6.63%, 07/15/2021		15,425	16,524
Priory Group No 3 PLC					American International Group Inc
7.00%, 02/15/2018	GBP	2,000	3,563		8.18%, 05/15/2068		1,500	2,006

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value(000	's)

Insurance (continued)				Iron & Steel (continued)
AXA SA				Ryerson Inc / Joseph T Ryerson & Son Inc
8.60%, 12/15/2030		$4,600	$5,957	9.00%, 10/15/2017		$5,820	$6,249
AXIS Specialty Finance PLC				Samarco Mineracao SA
2.65%, 04/01/2019		4,000	4,018	4.13%, 11/01/2022(e)		2,365	2,197
Fidelity & Guaranty Life Holdings Inc				Severstal OAO Via Steel Capital SA
6.38%, 04/01/2021(e)		8,125	8,653	5.90%, 10/17/2022(e)		500	449
Great-West Life & Annuity Insurance Capital				6.70%, 10/25/2017		323	328
LP				ThyssenKrupp AG
6.63%, 11/15/2034(e)		2,400	2,610	4.00%, 08/27/2018	EUR	1,600	2,331
Hockey Merger Sub 2 Inc							$29,602
7.88%, 10/01/2021(e)		8,175	8,727
Ironshore Holdings US Inc				Leisure Products & Services - 0.14%
8.50%, 05/15/2020(e)		7,170	8,365	Sabre GLBL Inc
				8.50%, 05/15/2019(e)		$8,120	8,952
Lancashire Holdings Ltd
5.70%, 10/01/2022(c),(e)		6,400	7,012	Travelport LLC
Liberty Mutual Group Inc				11.88%, 09/01/2016		665	678
7.80%, 03/07/2087(e)		7,561	8,601	Travelport LLC / Travelport Holdings Inc
				13.88%, PIK 2.50%, 03/01/2016 (e),(f)		2,618	2,722
Lincoln National Corp				11.88%, 09/01/2016 (e)		73	74
6.05%, 04/20/2067(g)		684	687
MetLife Capital Trust IV							$12,426
7.88%, 12/15/2067(e)		1,820	2,211	Lodging - 0.18%
MetLife Capital Trust X				Caesars Entertainment Operating Co Inc
9.25%, 04/08/2068(e)		9,800	13,181	11.25%, 06/01/2017		10,070	9,617
MetLife Inc				MCE Finance Ltd
6.40%, 12/15/2066(g)		1,500	1,628	5.00%, 02/15/2021(e)		3,597	3,588
Provident Financing Trust I				Seminole Hard Rock Entertainment Inc /
7.41%, 03/15/2038		3,500	3,903	Seminole Hard Rock International LLC
USI Inc/NY				5.88%, 05/15/2021(e)		1,000	997
7.75%, 01/15/2021(e)		11,850	12,235	Wynn Macau Ltd
Voya Financial Inc				5.25%, 10/15/2021(b),(e)		1,650	1,675
5.65%, 05/15/2053(g)		7,250	7,249
							$15,877
Wilton Re Finance LLC
5.88%, 03/30/2033(e),(g)		8,450	8,619	Machinery - Diversified - 0.13%
			$136,630	Cleaver-Brooks Inc
				8.75%, 12/15/2019(e)		2,780	3,079
Internet - 0.40%				SPL Logistics Escrow LLC / SPL Logistics
Ancestry.com Inc				Finance Corp
9.63%, PIK 10.38%, 10/15/2018 (e),(f)		2,000	2,095	8.88%, 08/01/2020(e)		4,369	4,860
11.00%, 12/15/2020		16,240	19,082	Tempel Steel Co
IAC/InterActiveCorp				12.00%, 08/15/2016 (e)		4,075	3,810
4.75%, 12/15/2022		6,300	6,190				$11,749
Zayo Group LLC / Zayo Capital Inc
10.13%, 07/01/2020		6,370	7,373	Media- 1.33%
			$34,740	Baker & Taylor Acquisitions Corp
				15.00%, 04/01/2017 (e)		4,101	3,281
Investment Companies - 0.15%				CCO Holdings LLC / CCO Holdings Capital
Artsonig Pty Ltd				Corp
11.50%, PIK 12.00%, 04/01/2019(e),(f)		5,800	5,800	5.75%, 09/01/2023		6,000	6,052
Boparan Finance PLC				Clear Channel Worldwide Holdings Inc
9.75%, 04/30/2018	EUR	2,850	4,251	6.50%, 11/15/2022		4,300	4,601
Grupo Aval Ltd				6.50%, 11/15/2022		4,350	4,633
4.75%, 09/26/2022(e)		$2,881	2,816	7.63%, 03/15/2020		5,330	5,703
			$12,867	Columbus International Inc
				7.38%, 03/30/2021(e)		1,950	2,038
Iron & Steel - 0.34%
APERAM				DCP LLC/DCP Corp
				10.75%, 08/15/2015 (e)		6,560	6,626
7.38%, 04/01/2016(e)		2,500	2,575
ArcelorMittal				DISH DBS Corp
6.75%, 02/25/2022		3,300	3,655	4.25%, 04/01/2018		7,275	7,602
CITIC Pacific Ltd				5.13%, 05/01/2020		2,350	2,468
6.38%, 04/10/2020		2,414	2,577	5.88%, 07/15/2022		2,150	2,319
6.63%, 04/15/2021		600	644	Expo Event Transco Inc
				9.00%, 06/15/2021(e)		4,000	4,060
6.80%, 01/17/2023		300	323
Gerdau Holdings Inc				Myriad International Holdings BV
				6.00%, 07/18/2020(e)		1,500	1,639
7.00%, 01/20/2020		500	563
Metalloinvest Finance Ltd				Nara Cable Funding Ltd
				8.88%, 12/01/2018(e)		3,000	3,240
5.63%, 04/17/2020(e)		2,200	1,964
6.50%, 07/21/2016(e)		550	547	Nielsen Finance LLC / Nielsen Finance Co
				5.00%, 04/15/2022(e)		600	601
Optima Specialty Steel
16.00%, 12/30/2016 (b),(c)		5,200	5,200	Numericable Finance & Co SCA
				12.38%, 02/15/2019	EUR	650	1,134

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Media (continued)					Mining (continued)
Numericable Group SA					Vedanta Resources PLC
4.88%, 05/15/2019(e),(h)		$1,000	$1,010		6.00%, 01/31/2019(e)		$3,294	$3,282
5.38%, 05/15/2022(e),(h)	EUR	2,750	3,954		6.75%, 06/07/2016		1,930	2,019
6.00%, 05/15/2022(e),(h)		$6,210	6,358		7.13%, 05/31/2023(e)		236	235
6.25%, 05/15/2024(e),(h)		1,525	1,561		8.25%, 06/07/2021(e)		1,200	1,272
RCN Telecom Services LLC / RCN Capital								$102,714
Corp
8.50%, 08/15/2020(e)		870	922		Miscellaneous Manufacturing - 0.11%
Sirius XM Radio Inc					Bombardier Inc
5.25%, 08/15/2022(e)		610	659		6.13%, 05/15/2021	EUR	1,500	2,302
5.88%, 10/01/2020(e)		5,860	6,116		CBC Ammo LLC / CBC FinCo Inc
					7.25%, 11/15/2021(e)		$7,350	7,470
Unitymedia Hessen GmbH & Co KG /
Unitymedia NRW GmbH								$9,772
5.50%, 01/15/2023(e)		9,500	9,595		Mortgage Backed Securities - 12.38%
5.75%, 01/15/2023	EUR	3,750	5,625		Banc of America Commercial Mortgage Trust
Unitymedia KabelBW GmbH					2006-6
9.50%, 03/15/2021		900	1,441		5.48%, 10/10/2045		5,000	4,249
Univision Communications Inc					Banc of America Commercial Mortgage Trust
6.88%, 05/15/2019(e)		$7,550	8,069		2007-3
VTR Finance BV					5.72%, 06/10/2049(g)		10,000	10,293
6.88%, 01/15/2024(e)		13,750	14,328		Banc of America Merrill Lynch Commercial
			$115,635		Mortgage Inc
Metal Fabrication & Hardware - 0.13%					4.77%, 07/10/2043		14,250	14,294
Shale-Inland Holdings LLC / Shale-Inland					4.85%, 07/10/2043		2,500	2,303
					5.47%, 11/10/2042(g)		3,044	3,095
Finance Corp
8.75%, 11/15/2019(e)		10,920	11,248		BCAP LLC 2013-RR4 Trust
					4.07%, 02/13/2051(c),(e),(g)		40,814	4,171
					6.07%, 02/13/2051(c),(e),(g)		11,334	11,680
Mining - 1.18%					CD 2006-CD2 Mortgage Trust
Aleris International Inc					5.57%, 01/15/2046(g)		7,525	6,952
7.88%, 11/01/2020		3,275	3,300		CD 2006-CD3 Mortgage Trust
Barminco Finance Pty Ltd					5.69%, 10/15/2048(g)		5,000	4,831
9.00%, 06/01/2018(e)		4,400	4,048		CD 2007-CD4 Commercial Mortgage Trust
Century Aluminum Co					5.40%, 12/11/2049		40,420	31,367
7.50%, 06/01/2021(e)		18,180	18,725		CD 2007-CD5 Mortgage Trust
Cia Minera Ares SAC					0.31%, 11/15/2044(e),(g)		49,550	60
7.75%, 01/23/2021(e)		2,834	2,965		CFCRE Commercial Mortgage Trust 2011-
Cia Minera Milpo SAA					C1
4.63%, 03/28/2023(e)		1,775	1,697		5.41%, 04/15/2044(e),(g)		5,550	6,309
Corp Nacional del Cobre de Chile					Citigroup Commercial Mortgage Trust 2007-
3.00%, 07/17/2022(e)		11,035	10,457		C6
3.88%, 11/03/2021		3,232	3,269		5.89%, 12/10/2049(g)		36,680	35,351
4.25%, 07/17/2042(e)		3,805	3,344		Citigroup Commercial Mortgage Trust 2012-
4.50%, 08/13/2023(e)		3,368	3,527		GC8
5.63%, 09/21/2035(e)		2,185	2,357		5.00%, 09/10/2045(e),(g)		1,875	1,611
6.15%, 10/24/2036		5,862	6,705		Citigroup Commercial Mortgage Trust 2013-
7.50%, 01/15/2019		1,400	1,685		GC15
Eldorado Gold Corp					5.28%, 09/10/2046(e),(g)		8,000	7,562
6.13%, 12/15/2020(e)		6,250	6,266		COMM 2012-CCRE1 Mortgage Trust
Fresnillo PLC					5.55%, 05/15/2045(e),(g)		3,139	3,177
5.50%, 11/13/2023(e)		900	922		COMM 2012-CCRE5 Mortgage Trust
Gold Fields Orogen Holding BVI Ltd					4.48%, 12/10/2045(e),(g)		3,275	3,196
4.88%, 10/07/2020(e)		1,640	1,476		COMM 2013-CCRE11 Mortgage Trust
4.88%, 10/07/2020		968	871		1.04%, 10/10/2046(c),(e),(g)		40,266	2,350
Imperial Metals Corp					4.37%, 10/10/2046(e),(g)		5,108	4,084
7.00%, 03/15/2019(e)		3,000	3,060		COMM 2013-CCRE6 Mortgage Trust
Kazatomprom Natsionalnaya Atomnaya					1.69%, 03/10/2046(g)		89,207	6,543
Kompaniya AO					4.31%, 03/10/2046(e),(g)		11,400	10,338
6.25%, 05/20/2015		550	568		COMM 2013-CCRE7 Mortgage Trust
KGHM International Ltd					4.50%, 03/10/2046(e),(g)		2,500	2,251
7.75%, 06/15/2019(e)		7,700	8,277		COMM 2013-LC6 Mortgage Trust
Mirabela Nickel Ltd					4.43%, 01/10/2046(e),(g)		15,205	13,984
0.00%, 04/15/2018(a),(b),(e)		10,890	2,614		Comm 2014-CCRE14 Mortgage Trust
3.50%, PIK 3.50%, 12/31/2023 (c),(e),(f)		2,226	2,226		3.50%, 02/10/2047(e)		7,998	5,751
Novelis Inc/GA					Comm 2014-UBS2 Mortgage Trust
8.75%, 12/15/2020		1,032	1,151		5.18%, 03/10/2047(e),(g)		7,500	7,036
Thompson Creek Metals Co Inc					Commercial Mortgage Trust 2007-GG9
12.50%, 05/01/2019		5,775	6,396		5.51%, 03/10/2039		42,500	36,558
					5.53%, 03/10/2039		9,000	4,390

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2006-C1				Securities Trust 2005-LDP4
5.64%, 02/15/2039(g)	$10,045	$10,371		5.13%, 10/15/2042	$7,800	$7,304
5.64%, 02/15/2039(g)	3,790	3,847		JP Morgan Chase Commercial Mortgage
5.64%, 02/15/2039(g)	19,700	18,764		Securities Trust 2006-CIBC14
5.64%, 02/15/2039(e),(g)	10,536	9,549		5.67%, 12/12/2044(g)	2,500	2,456
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2006-C4				Securities Trust 2006-CIBC16
5.54%, 09/15/2039(g)	29,489	28,693		5.62%, 05/12/2045	20,140	20,430
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2007-C1				Securities Trust 2006-CIBC17
5.42%, 02/15/2040	15,000	15,099		5.49%, 12/12/2043	25,935	19,287
5.46%, 02/15/2040	33,500	17,038		JP Morgan Chase Commercial Mortgage
Credit Suisse Commercial Mortgage Trust				Securities Trust 2006-LDP6
Series 2007-C5				5.69%, 04/15/2043(g)	5,599	5,537
0.18%, 09/15/2040(e),(g)	343,044	2,366		JP Morgan Chase Commercial Mortgage
Credit Suisse First Boston Mortgage				Securities Trust 2006-LDP7
Securities Corp				6.03%, 04/15/2045(g)	9,000	9,279
5.10%, 08/15/2038	1,500	1,559		JP Morgan Chase Commercial Mortgage
5.23%, 12/15/2040	6,250	6,208		Securities Trust 2006-LDP8
5.23%, 12/15/2040(e),(g)	6,700	6,126		5.52%, 05/15/2045(g)	8,628	8,765
DBUBS 2011-LC1 Mortgage Trust				JP Morgan Chase Commercial Mortgage
0.32%, 11/10/2046(e),(g)	136,884	2,313		Securities Trust 2006-LDP9
DBUBS 2011-LC2 Mortgage Trust				5.34%, 05/15/2047	1,000	1,010
1.60%, 07/10/2044(e),(g)	18,390	987		JP Morgan Chase Commercial Mortgage
FHLMC Multifamily Structured Pass				Securities Trust 2007-CIBC19
Through Certificates				5.89%, 02/12/2049(g)	20,000	17,084
0.86%, 03/25/2020(g)	119,306	4,305		JP Morgan Chase Commercial Mortgage
1.51%, 11/25/2019(g)	59,577	3,785		Securities Trust 2007-CIBC20
1.51%, 04/25/2041(g)	86,714	6,400		6.38%, 02/12/2051(e),(g)	5,755	5,635
1.65%, 08/25/2020(g)	30,229	2,134		JP Morgan Chase Commercial Mortgage
1.67%, 08/25/2040(g)	41,070	3,043		Securities Trust 2010-C1
1.72%, 06/25/2042(g)	13,000	946		3.77%, 06/15/2043(e)	5,000	4,265
1.76%, 04/25/2045(g)	48,322	3,503		JP Morgan Chase Commercial Mortgage
1.85%, 04/25/2017(g)	102,157	3,980		Securities Trust 2010-CNTR
1.86%, 08/25/2016(g)	30,838	802		2.24%, 08/05/2032(e),(g)	12,312	1,103
1.97%, 11/25/2039(g)	28,598	2,160		JP Morgan Chase Commercial Mortgage
2.07%, 09/25/2039(g)	32,000	2,487		Securities Trust 2011-C3
2.17%, 10/25/2025(g)	47,224	3,786		4.41%, 02/15/2046(e)	6,015	5,050
2.29%, 12/25/2039(g)	15,514	2,113		5.73%, 02/15/2046(e),(g)	4,331	4,434
2.37%, 01/25/2041(g)	15,805	2,060		JP Morgan Chase Commercial Mortgage
2.61%, 07/25/2039(g)	89,000	8,234		Securities Trust 2012-C6
2.66%, 11/25/2041(g)	25,000	3,924		2.97%, 05/15/2045(e)	7,500	5,434
2.66%, 12/25/2043(g)	18,309	2,661		JP Morgan Chase Commercial Mortgage
2.89%, 08/25/2039(g)	8,877	1,471		Securities Trust 2013-C16
2.89%, 01/25/2043(g)	8,000	1,262		3.74%, 12/15/2046(e)	10,000	7,356
3.33%, 02/25/2042(g)	21,495	4,015		JP Morgan Chase Commercial Mortgage
3.61%, 06/25/2041(g)	4,400	925		Securities Trust 2013-LC11
4.60%, 11/25/2044	1,800	456		1.13%, 04/15/2046(e),(g)	49,841	3,117
GE Capital Commercial Mortgage Corp				JPMBB Commercial Mortgage Securities
4.87%, 06/10/2048(g)	3,742	3,711		Trust 2013-C12
GE Commercial Mortgage Corp Series 2007-				4.22%, 07/15/2045(g)	6,826	6,149
C1 Trust				JPMBB Commercial Mortgage Securities
5.61%, 12/10/2049(g)	12,000	12,605		Trust 2013-C15
GS Mortgage Securities Corp II				5.25%, 11/15/2045(e),(g)	3,000	2,884
5.02%, 11/10/2045(e),(g)	10,000	9,667		JPMBB Commercial Mortgage Securities
5.02%, 11/10/2045(e),(g)	8,500	7,224		Trust 2014-C18
GS Mortgage Securities Trust 2006-GG6				4.97%, 02/15/2047(e),(g)	10,000	9,229
5.79%, 04/10/2038(g)	15,004	15,065		LB Commercial Mortgage Trust 2007-C3
GS Mortgage Securities Trust 2012-GC6				6.08%, 07/15/2044(g)	5,000	5,136
0.25%, 01/10/2045(e),(g)	226,539	2,791		6.08%, 07/15/2044(g)	12,738	12,451
JP Morgan Chase Commercial Mortgage				LB-UBS Commercial Mortgage Trust 2003-
Securities Trust 2005-CIBC12				C8
4.99%, 09/12/2037	200	207		0.50%, 09/15/2037(e),(g)	1,040	4
JP Morgan Chase Commercial Mortgage				LB-UBS Commercial Mortgage Trust 2004-
Securities Trust 2005-LDP1				C1
5.57%, 03/15/2046(e),(g)	11,300	11,189		5.00%, 01/15/2036	1,000	1,018

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2005-				MSBAM Commercial Mortgage Securities
C3				Trust 2012-CKSV
4.95%, 07/15/2040(g)	$5,000	$5,023		3.28%, 10/15/2022(e)		$5,000	$4,771
LB-UBS Commercial Mortgage Trust 2006-				RBSCF Trust 2009-RR1
C6				6.05%, 09/17/2039(e),(g)		95	95
5.47%, 09/15/2039(g)	8,500	8,516		UBS Commercial Mortgage Trust 2012-C1
5.50%, 09/15/2039(g)	7,300	6,997		0.45%, 05/10/2045(e),(g)		143,076	3,541
-LBUBS Commercial Mortgage Trust 2006-				UBS-Barclays Commercial Mortgage Trust
C7				2012-C2
5.41%, 11/15/2038	49,474	42,935		1.94%, 05/10/2063(e),(g)		33,945	2,953
LB-UBS Commercial Mortgage Trust 2007-				UBS-Barclays Commercial Mortgage Trust
C1				2012-C3
5.48%, 02/15/2040	10,000	10,396		5.00%, 08/10/2049(e),(g)		6,109	5,261
LB-UBS Commercial Mortgage Trust 2007-				UBS-Barclays Commercial Mortgage Trust
C6				2012-C4
6.34%, 07/15/2040(g)	10,000	10,328		4.65%, 12/10/2045(e),(g)		2,900	2,668
6.37%, 07/15/2040(g)	13,250	13,341		4.65%, 12/10/2045(e),(g)		2,500	2,026
6.37%, 07/15/2040(g)	8,841	8,134		UBS-Barclays Commercial Mortgage Trust
LB-UBS Commercial Mortgage Trust 2007-				2013-C5
C7				4.23%, 03/10/2046(e),(g)		4,000	3,552
6.46%, 09/15/2045(g)	10,500	11,042		UBS-Barclays Commercial Mortgage Trust
Merrill Lynch Mortgage Trust 2005-LC1				2013-C6
5.55%, 01/12/2044(g)	2,300	2,459		4.50%, 04/10/2046(e),(g)		5,500	4,957
Merrill Lynch Mortgage Trust 2006-C1				Wachovia Bank Commercial Mortgage Trust
5.86%, 05/12/2039(g)	15,000	12,356		Series 2006-C26
Merrill Lynch Mortgage Trust 2006-C2				6.21%, 06/15/2045(g)		12,927	13,083
5.80%, 08/12/2043(g)	20,000	20,264		Wachovia Bank Commercial Mortgage Trust
5.85%, 08/12/2043(g)	5,000	3,314		Series 2006-C29
ML-CFC Commercial Mortgage Trust 2006-				5.37%, 11/15/2048		39,144	38,103
3				Wachovia Bank Commercial Mortgage Trust
5.48%, 07/12/2046(g)	24,265	24,834		Series 2007-C30
5.52%, 07/12/2046(g)	15,500	13,806		5.41%, 12/15/2043(g)		12,715	12,895
5.55%, 07/12/2046(g)	2,500	1,941		5.46%, 12/15/2043(g)		6,778	6,442
ML-CFC Commercial Mortgage Trust 2007-				5.48%, 12/15/2043		5,500	4,969
5				Wachovia Bank Commercial Mortgage Trust
5.42%, 08/12/2048	345	367		Series 2007-C34
ML-CFC Commercial Mortgage Trust 2007-				6.24%, 05/15/2046(g)		8,718	6,458
9				Wachovia Commercial Mortgage Securities
0.60%, 09/12/2049(g)	16,692	100		Inc Commercial Mortgage Pass Through
6.19%, 09/12/2049(g)	20,000	19,405		Certificates Series 2003 C5
Morgan Stanley Bank of America Merrill				2.29%, 06/15/2035(e),(g)		545	27
Lynch Trust 2012-C5				Wells Fargo Commercial Mortgage Trust
4.84%, 08/15/2045(e),(g)	6,787	6,543		0.67%, 11/15/2043(e),(g)		13,678	431
Morgan Stanley Bank of America Merrill				WFRBS Commercial Mortgage Trust 2011-
Lynch Trust 2012-C6				C4
4.50%, 11/15/2045(e)	1,961	1,632		0.95%, 06/15/2044(e),(g)		120,307	3,426
Morgan Stanley Bank of America Merrill				WFRBS Commercial Mortgage Trust 2013-
Lynch Trust 2013-C10				C11
4.22%, 07/15/2046(e),(g)	15,609	13,784		4.32%, 03/15/2045(e),(g)		6,000	4,752
Morgan Stanley Bank of America Merrill							$1,076,886
Lynch Trust 2013-C11
0.90%, 08/15/2046(g)	168,526	5,546		Municipals - 0.01%
Morgan Stanley Bank of America Merrill				Bogota Distrito Capital
Lynch Trust 2013-C8				9.75%, 07/26/2028	COP	1,900,000	1,221
1.64%, 12/15/2048(g)	67,802	4,643
4.31%, 12/15/2048(e),(g)	9,175	8,269		Office & Business Equipment - 0.12%
Morgan Stanley Bank of America Merrill				CDW LLC / CDW Finance Corp
Lynch Trust 2013-C9				8.00%, 12/15/2018(g)		$8,412	9,032
4.30%, 05/15/2046(e),(g)	4,150	3,490		8.50%, 04/01/2019		1,512	1,654
Morgan Stanley Bank of America Merrill							$10,686
Lynch Trust 2014-C14
5.00%, 02/15/2047(e),(g)	7,331	6,282		Oil & Gas - 4.65%
Morgan Stanley Capital I Trust 2006-HQ10				Antero Resources Corp
5.39%, 11/12/2041(g)	16,450	16,951		5.13%, 12/01/2022(e),(h)		7,600	7,666
Morgan Stanley Capital I Trust 2007-HQ13				Athlon Holdings LP / Athlon Finance Corp
				6.00%, 05/01/2022(e),(h)		4,500	4,551
5.93%, 12/15/2044	14,275	13,945
Morgan Stanley Capital I Trust 2011-C3				Atlas Energy Holdings Operating Co LLC /
1.41%, 07/15/2049(e),(g)	41,112	1,799		Atlas Resource Finance Corp
				7.75%, 01/15/2021		5,600	5,712
				9.25%, 08/15/2021(e)		12,665	13,678

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)				Oil & Gas (continued)
Bill Barrett Corp				Pacific Drilling SA
7.00%, 10/15/2022	$15,200	$15,960		5.38%, 06/01/2020(e)	$3,400	$3,306
BreitBurn Energy Partners LP / BreitBurn				Pacific Rubiales Energy Corp
Finance Corp				5.13%, 03/28/2023(e)	3,591	3,470
7.88%, 04/15/2022	22,131	23,957		Parsley Energy LLC / Parsley Finance Corp
8.63%, 10/15/2020	1,510	1,646		7.50%, 02/15/2022(e)	9,200	9,614
Carrizo Oil & Gas Inc				Pertamina Persero PT
7.50%, 09/15/2020	1,975	2,163		4.30%, 05/20/2023(e)	5,503	5,001
Chesapeake Energy Corp				5.25%, 05/23/2021	1,000	1,004
4.88%, 04/15/2022	6,400	6,408		6.50%, 05/27/2041	320	304
Denbury Resources Inc				Petrobras International Finance Co
5.50%, 05/01/2022	8,300	8,393		6.88%, 01/20/2040	200	207
Diamondback Energy Inc				Petroleos de Venezuela SA
7.63%, 10/01/2021(e)	5,600	6,062		5.00%, 10/28/2015	10,712	9,627
Drill Rigs Holdings Inc				5.25%, 04/12/2017	29,516	23,760
6.50%, 10/01/2017(e)	2,600	2,685		5.38%, 04/12/2027	2,326	1,355
Endeavor Energy Resources LP / EER				8.50%, 11/02/2017	30,874	27,786
Finance Inc				Petroleos Mexicanos
7.00%, 08/15/2021(e)	19,150	20,203		6.50%, 06/02/2041	700	777
Gazprom OAO Via Gaz Capital SA				Precision Drilling Corp
9.25%, 04/23/2019	1,263	1,449		6.50%, 12/15/2021	2,400	2,598
GeoPark Latin America Ltd Agencia en				6.63%, 11/15/2020	2,500	2,688
Chile				Puma International Financing SA
7.50%, 02/11/2020(e)	2,000	2,100		6.75%, 02/01/2021(e)	2,581	2,646
IronGate Energy Services LLC				Rice Energy Inc
11.00%, 07/01/2018 (e)	2,000	2,030		6.25%, 05/01/2022(e)	3,900	3,905
Jones Energy Holdings LLC / Jones Energy				Rosetta Resources Inc
Finance Corp				5.88%, 06/01/2022	4,200	4,284
6.75%, 04/01/2022(e)	5,350	5,551		SandRidge Energy Inc
KazMunayGas National Co JSC				7.50%, 03/15/2021	7,700	8,181
4.40%, 04/30/2023(e)	5,030	4,747		8.13%, 10/15/2022	9,500	10,284
5.75%, 04/30/2043(e)	2,841	2,571		Seven Generations Energy Ltd
6.38%, 04/09/2021	5,457	5,926		8.25%, 05/15/2020(e)	11,500	12,564
6.38%, 04/09/2021(e)	3,053	3,316		Sinopec Capital 2013 Ltd
7.00%, 05/05/2020	9,449	10,618		3.13%, 04/24/2023(e)	2,639	2,444
7.00%, 05/05/2020(e)	2,110	2,371		Sinopec Group Overseas Development 2012
9.13%, 07/02/2018(e)	2,395	2,862		Ltd
Kodiak Oil & Gas Corp				4.88%, 05/17/2042(e)	1,053	1,041
8.13%, 12/01/2019	3,758	4,171		Sinopec Group Overseas Development 2013
Legacy Reserves LP / Legacy Reserves				Ltd
Finance Corp				4.38%, 10/17/2023	3,293	3,351
6.63%, 12/01/2021	6,591	6,558		Sinopec Group Overseas Development 2014
8.00%, 12/01/2020	6,750	7,155		Ltd
Lonestar Resources America Inc				4.38%, 04/10/2024(e)	1,895	1,913
8.75%, 04/15/2019(e)	2,850	2,864		SM Energy Co
MEG Energy Corp				5.00%, 01/15/2024(e)	4,400	4,312
7.00%, 03/31/2024(e)	3,000	3,180		State Oil Co of the Azerbaijan Republic
Memorial Production Partners LP / Memorial				4.75%, 03/13/2023	4,540	4,378
Production Finance Corp				5.45%, 02/09/2017	2,161	2,285
7.63%, 05/01/2021	16,707	17,605		Summit Midstream Holdings LLC / Summit
Memorial Resource Development LLC /				Midstream Finance Corp
Memorial Resource Finance Corp				7.50%, 07/01/2021	2,000	2,150
10.00%, PIK 10.75%, 12/15/2018(e),(f)	1,825	1,875		Tullow Oil PLC
Midstates Petroleum Co Inc / Midstates				6.00%, 11/01/2020(e)	3,250	3,315
Petroleum Co LLC				Unit Corp
10.75%, 10/01/2020	5,500	5,933		6.63%, 05/15/2021	6,525	6,917
Milagro Oil & Gas Inc				YPF SA
0.00%, 05/15/2016(a),(b)	5,765	4,266		8.75%, 04/04/2024(e)	1,500	1,509
Northern Blizzard Resources Inc				Zhaikmunai LLP
7.25%, 02/01/2022(e)	4,400	4,521		7.13%, 11/13/2019(e)	4,250	4,346
Northern Oil and Gas Inc						$404,445
8.00%, 06/01/2020	5,967	6,340
Nostrum Oil & Gas Finance BV				Oil & Gas Services - 0.36%
6.38%, 02/14/2019(e)	1,318	1,318		EDC Finance Ltd
				4.88%, 04/17/2020(e)	1,549	1,371
Oasis Petroleum Inc
6.88%, 03/15/2022(e)	3,100	3,364		Exterran Holdings Inc
Odebrecht Drilling Norbe VIII/IX Ltd				7.25%, 12/01/2018	10,710	11,339
6.35%, 06/30/2021	1,283	1,348		FTS International Inc
				6.25%, 05/01/2022(e)	3,900	3,949

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Oil & Gas Services (continued)					Real Estate - 0.36%
SESI LLC					China Overseas Finance Cayman V Ltd
7.13%, 12/15/2021		$10,818	$12,170		3.95%, 11/15/2022		$1,800	$1,601
Trinidad Drilling Ltd					Country Garden Holdings Co Ltd
7.88%, 01/15/2019(e)		2,670	2,850		11.25%, 04/22/2017		700	739
			$31,679		11.13%, 02/23/2018		2,080	2,252
					Emaar Sukuk Ltd
Packaging & Containers - 0.17%					6.40%, 07/18/2019		4,150	4,653
Ardagh Packaging Finance PLC					Kaisa Group Holdings Ltd
9.25%, 10/15/2020	EUR	2,200	3,384		8.88%, 03/19/2018(e)		3,100	3,003
OI European Group BV					Kennedy-Wilson Inc
4.88%, 03/31/2021		2,755	4,107		5.88%, 04/01/2024		2,765	2,762
Pretium Packaging LLC / Pretium Finance					8.75%, 04/01/2019		12,900	14,093
Inc					Longfor Properties Co Ltd
11.50%, 04/01/2016		$3,350	3,581		6.88%, 10/18/2019		2,100	2,150
SGD Group SAS								$31,253
5.63%, 04/15/2019(e)	EUR	2,700	3,783
			$14,855		Regional Authority - 0.12%
					Brazil Loan Trust 1
Pharmaceuticals - 0.45%					5.48%, 07/24/2023(c),(e)		10,266	10,420
Almirall SA
4.63%, 04/01/2021(e)		2,500	3,534
Capsugel SA					REITS- 0.29%
7.00%, PIK 7.75%, 05/15/2019 (e),(f)		$4,875	5,021		ARC Properties Operating Partnership
Catamaran Corp					LP/Clark Acquisition LLC
4.75%, 03/15/2021		2,305	2,322		3.00%, 02/06/2019(e)		7,500	7,516
Grifols Worldwide Operations Ltd					Crown Castle International Corp
5.25%, 04/01/2022(e)		2,400	2,436		5.25%, 01/15/2023		3,080	3,165
Hypermarcas SA					EPR Properties
6.50%, 04/20/2021(e)		750	809		5.75%, 08/15/2022		4,830	5,200
JLL/Delta Dutch Newco BV					MPT Operating Partnership LP / MPT
7.50%, 02/01/2022(e)		12,000	12,300		Finance Corp
Pinnacle Merger Sub Inc					5.50%, 05/01/2024		6,800	6,936
9.50%, 10/01/2023(e)		6,900	7,625		5.75%, 10/01/2020	EUR	1,500	2,226
Valeant Pharmaceuticals International								$25,043
6.38%, 10/15/2020(e)		4,400	4,730
					Retail - 1.56%
			$38,777		AmeriGas Finance LLC/AmeriGas Finance
Pipelines - 1.10%					Corp
Access Midstream Partners LP / ACMP					6.75%, 05/20/2020		$1,000	1,087
Finance Corp					7.00%, 05/20/2022		19,835	21,818
4.88%, 03/15/2024		4,100	4,079		Checkers Drive-In Restaurants Inc
Atlas Pipeline Partners LP / Atlas Pipeline					11.00%, 12/01/2017 (e)		4,900	5,464
Finance Corp					Claire's Stores Inc
4.75%, 11/15/2021		4,275	4,061		9.00%, 03/15/2019(e)		17,230	17,919
5.88%, 08/01/2023		5,350	5,283		GRD Holdings III Corp
6.63%, 10/01/2020		7,475	7,924		10.75%, 06/01/2019 (e)		17,975	20,087
Crestwood Midstream Partners LP /					Guitar Center Inc
Crestwood Midstream Finance Corp					6.50%, 04/15/2019(e)		14,000	13,440
6.13%, 03/01/2022(e)		1,247	1,303		Hillman Group Inc/The
7.75%, 04/01/2019		17,055	18,462		10.88%, 06/01/2018		13,070	13,871
Eagle Rock Energy Partners LP / Eagle Rock					L Brands Inc
Energy Finance Corp					5.63%, 10/15/2023		3,000	3,128
8.38%, 06/01/2019		11,551	12,475		Landry's Inc
Gibson Energy Inc					9.38%, 05/01/2020(e)		9,641	10,629
6.75%, 07/15/2021(e)		13,800	14,904		New Academy Finance Co LLC / New
Penn Virginia Resource Partners LP / Penn					Academy Finance Corp
Virginia Resource Finance Corp					8.00%, PIK 8.75%, 06/15/2018 (e),(f)		3,600	3,690
8.38%, 06/01/2020		9,420	10,645		Petco Holdings Inc
Sabine Pass Liquefaction LLC					8.50%, PIK 9.25%, 10/15/2017 (e),(f)		2,674	2,728
5.63%, 04/15/2023		3,200	3,232		QVC Inc
6.25%, 03/15/2022(e)		6,924	7,262		4.85%, 04/01/2024(e)		5,000	5,123
Williams Partners LP					Rite Aid Corp
4.30%, 03/04/2024		6,000	6,126		6.75%, 06/15/2021		11,060	12,028
			$95,756		Stonegate Pub Co Financing PLC
					5.75%, 04/15/2019(e)	GBP	2,700	4,638
Private Equity - 0.08%								$135,650
American Capital Ltd
6.50%, 09/15/2018(e)		6,425	6,827		Semiconductors - 0.03%
					STATS ChipPAC Ltd
					4.50%, 03/20/2018(e)		$2,163	2,190

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value (000's)

Semiconductors (continued)					Sovereign (continued)
STATS ChipPAC Ltd (continued)					Croatia Government International Bond
5.38%, 03/31/2016		$113	$115		(continued)
			$2,305		6.63%, 07/14/2020		$9,666	$10,536
					6.75%, 11/05/2019		8,359	9,164
Software - 1.59%					Dominican Republic International Bond
Activision Blizzard Inc					5.88%, 04/18/2024(e)		15,004	15,023
5.63%, 09/15/2021(e)		6,900	7,357
					7.45%, 04/30/2044(e)		2,266	2,292
Aspect Software Inc					7.50%, 05/06/2021		16,583	18,407
10.63%, 05/15/2017		13,326	14,076		El Salvador Government International Bond
Audatex North America Inc					5.88%, 01/30/2025		726	704
6.00%, 06/15/2021(e)		19,900	21,343
6.13%, 11/01/2023(e)		4,000	4,275		7.38%, 12/01/2019		3,500	3,894
					7.65%, 06/15/2035		5,700	5,921
Eagle Midco Inc					7.75%, 01/24/2023		2,540	2,832
9.00%, PIK 9.75%, 06/15/2018 (e),(f)		8,500	8,893
					8.25%, 04/10/2032		1,231	1,366
Emdeon Inc					Export Credit Bank of Turkey
11.00%, 12/31/2019		5,500	6,352		5.38%, 11/04/2016(e)		250	263
Epicor Software Corp					Gabonese Republic
8.63%, 05/01/2019		7,075	7,712		6.38%, 12/12/2024(e)		610	650
First Data Corp					Honduras Government International Bond
6.75%, 11/01/2020(e)		10,010	10,685
8.75%, PIK 10.00%, 01/15/2022 (e),(f)		15,000	16,350		7.50%, 03/15/2024		214	212
					Hungary Government International Bond
Infor Software Parent LLC / Infor Software					5.38%, 03/25/2024		2,346	2,431
Parent Inc					5.75%, 11/22/2023		3,634	3,870
7.13%, PIK 7.88%, 05/01/2021 (e),(f)		6,400	6,432
					6.00%, 01/11/2019	EUR	3,738	5,851
Infor US Inc					6.38%, 03/29/2021		$6,686	7,438
10.00%, 04/01/2019	EUR	6,675	10,511		Indonesia Government International Bond
InterXion Holding NV					3.38%, 04/15/2023(e)		18,272	16,559
6.00%, 07/15/2020		1,900	2,815		3.75%, 04/25/2022		268	253
Nuance Communications Inc					4.88%, 05/05/2021		4,218	4,350
5.38%, 08/15/2020(e)		$14,082	14,188
					5.25%, 01/17/2042		2,766	2,531
Sophia LP / Sophia Finance Inc					5.25%, 01/17/2042(e)		2,000	1,830
9.75%, 01/15/2019(e)		2,892	3,217
					5.38%, 10/17/2023		1,864	1,946
Southern Graphics Inc					5.88%, 03/13/2020		3,000	3,285
8.38%, 10/15/2020(e)		3,500	3,710
					5.88%, 03/13/2020(e)		2,000	2,190
			$137,916		5.88%, 01/15/2024(e)		2,460	2,663
Sovereign - 8.29%					6.63%, 02/17/2037(e)		505	545
Argentina Boden Bonds					6.88%, 01/17/2018		7,176	8,163
7.00%, 10/03/2015		4,347	4,214		7.75%, 01/17/2038		2,794	3,384
Argentina Bonar Bonds					8.50%, 10/12/2035		7,510	9,697
7.00%, 04/17/2017		18,097	16,554		11.63%, 03/04/2019 (e)		850	1,145
Argentine Republic Government International					11.63%, 03/04/2019		4,055	5,464
Bond					Indonesia Treasury Bond
2.50%, 12/31/2038(g)		555	235		7.00%, 05/15/2022	IDR	10,060,000	818
Banco Nacional de Desenvolvimento					7.88%, 04/15/2019		30,020,000	2,623
Economico e Social					8.38%, 03/15/2024		36,940,000	3,264
5.50%, 07/12/2020		1,080	1,154		9.00%, 03/15/2029		23,100,000	2,083
6.50%, 06/10/2019		435	487		Ivory Coast Government International Bond
Brazil Minas SPE via State of Minas Gerais					7.10%, 12/31/2032		$10,208	9,598
5.33%, 02/15/2028(g)		2,807	2,754		Mexican Bonos
Brazilian Government International Bond					6.25%, 06/16/2016(g)	MXN	16,573	1,323
2.63%, 01/05/2023		14,764	13,398		8.00%, 12/07/2023(g)		102,940	8,899
4.25%, 01/07/2025		19,470	19,324		9.50%, 12/18/2014(g)		9,620	762
5.88%, 01/15/2019		1,596	1,815		10.00%, 12/05/2024 (g)		54,944	5,413
7.13%, 01/20/2037		8,200	10,045		Mexico Government International Bond
8.25%, 01/20/2034		4,587	6,192		4.00%, 10/02/2023		$20,016	20,516
Colombia Government International Bond					4.75%, 03/08/2044		4,280	4,130
4.38%, 07/12/2021		5,078	5,373		5.55%, 01/21/2045		7,683	8,317
7.38%, 09/18/2037		6,334	8,282		5.95%, 03/19/2019		2,214	2,571
7.75%, 04/14/2021	COP	4,788,000	2,786		6.05%, 01/11/2040		4,440	5,124
8.13%, 05/21/2024		$2,392	3,157		Morocco Government International Bond
9.85%, 06/28/2027	COP	1,738,000	1,171		4.25%, 12/11/2022(e)		5,739	5,517
11.75%, 02/25/2020		$4,493	6,498		Nigeria Government International Bond
10.38%, 01/28/2033		2,625	4,033		6.38%, 07/12/2023(e)		1,940	2,032
Costa Rica Government International Bond					6.38%, 07/12/2023		5,903	6,183
4.25%, 01/26/2023		6,895	6,326		Panama Government International Bond
4.38%, 04/30/2025(e)		2,083	1,843		8.13%, 04/28/2034		9,109	11,763
Croatia Government International Bond					8.88%, 09/30/2027		4,776	6,710
5.50%, 04/04/2023		4,694	4,741		9.38%, 04/01/2029		4,131	5,959
6.00%, 01/26/2024(e)		9,575	9,970

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)		Value(000	's)

Sovereign (continued)			Telecommunications (continued)
Peruvian Government International Bond			Altice SA
5.63%, 11/18/2050	$4,070	$4,431	7.25%, 05/15/2022(e),(h)	EUR	2,700	$3,900
6.55%, 03/14/2037	1,109	1,367	7.75%, 05/15/2022(e),(h)		$4,650	4,848
Poland Government International Bond			Avaya Inc
4.00%, 01/22/2024	4,483	4,521	7.00%, 04/01/2019(e)		1,900	1,891
5.00%, 03/23/2022	1,726	1,879	B Communications Ltd
Republic of Azerbaijan International Bond			7.38%, 02/15/2021(e)		1,872	1,980
4.75%, 03/18/2024(e)	11,089	11,174	Bharti Airtel International Netherlands BV
Republic of Costa Rica			5.13%, 03/11/2023(e)		5,128	5,015
7.00%, 04/04/2044(e)	1,572	1,564	Cisco Systems Inc
Republic of Ghana			2.90%, 03/04/2021		5,250	5,287
7.88%, 08/07/2023	1,466	1,356	Colombia Telecomunicaciones SA ESP
8.50%, 10/04/2017	2,534	2,582	5.38%, 09/27/2022(e)		600	594
Republic of Iraq			Digicel Group Ltd
5.80%, 01/15/2028	12,698	11,333	7.13%, 04/01/2022(e)		6,700	6,734
Republic of Serbia			8.25%, 09/30/2020(e)		1,700	1,810
4.88%, 02/25/2020	2,247	2,227	Frontier Communications Corp
5.88%, 12/03/2018(e)	6,469	6,789	7.13%, 01/15/2023		700	723
5.88%, 12/03/2018	1,014	1,065	Indosat Palapa Co BV
7.25%, 09/28/2021	10,589	11,767	7.38%, 07/29/2020		2,875	3,105
Republic of Trinidad & Tobago			Intelsat Jackson Holdings SA
4.38%, 01/16/2024(e)	7,511	8,011	5.50%, 08/01/2023(e)		7,150	6,998
Romanian Government International Bond			Level 3 Financing Inc
4.88%, 01/22/2024(e)	2,886	3,030	6.13%, 01/15/2021(e)		3,700	3,885
6.75%, 02/07/2022	2,374	2,810	7.00%, 06/01/2020		1,400	1,512
Russian Foreign Bond - Eurobond			Matterhorn Mobile Holdings SA
4.88%, 09/16/2023(e)	17,200	16,319	8.25%, 02/15/2020	EUR	2,579	3,928
7.50%, 03/31/2030(g)	28,464	31,738	Millicom International Cellular SA
12.75%, 06/24/2028	2,400	3,840	6.63%, 10/15/2021(e)		$2,148	2,239
Slovakia Government International Bond			Mobile Challenger Intermediate Group SA
4.38%, 05/21/2022(e)	5,301	5,590	8.75%, PIK 9.50%, 03/15/2019 (f)	EUR	2,700	3,858
Slovenia Government International Bond			Mobile Telesystems OJSC via MTS
5.25%, 02/18/2024(e)	7,175	7,444	International Funding Ltd
5.85%, 05/10/2023	4,209	4,577	5.00%, 05/30/2023(e)		$4,000	3,560
South Africa Government International			Nokia Siemens Networks Finance BV
Bond			7.13%, 04/15/2020	EUR	1,000	1,592
4.67%, 01/17/2024	12,476	12,651	SBA Telecommunications Inc
5.50%, 03/09/2020	5,991	6,515	5.75%, 07/15/2020		$7,760	8,148
5.88%, 09/16/2025	25,981	28,514	Sprint Corp
Sri Lanka Government International Bond			7.13%, 06/15/2024(e)		4,785	5,024
5.13%, 04/11/2019(e)	894	898	7.25%, 09/15/2021(e)		7,600	8,284
Turkey Government International Bond			Sunrise Communications Holdings SA
3.25%, 03/23/2023	7,258	6,543	8.50%, 12/31/2018	EUR	2,861	4,277
5.13%, 03/25/2022	4,448	4,621	TBG Global Pte Ltd
5.63%, 03/30/2021	8,425	9,057	4.63%, 04/03/2018(e)		$3,043	2,994
5.75%, 03/22/2024	13,283	14,213	Telecom Italia SpA
6.25%, 09/26/2022	7,339	8,157	4.88%, 09/25/2020	EUR	2,800	4,188
6.88%, 03/17/2036	866	991	Telenet Finance V Luxembourg SCA
7.00%, 03/11/2019	4,004	4,575	6.25%, 08/15/2022		2,900	4,370
7.00%, 06/05/2020	3,924	4,518	tw telecom holdings inc
7.38%, 02/05/2025	8,068	9,573	5.38%, 10/01/2022		$630	639
7.50%, 11/07/2019	4,006	4,693	6.38%, 09/01/2023		2,560	2,726
8.00%, 02/14/2034	6,768	8,668	UPC Holding BV
Ukraine Government International Bond			6.38%, 09/15/2022	EUR	3,500	5,203
6.88%, 09/23/2015(e)	6,632	5,936	8.38%, 08/15/2020		2,090	3,177
7.80%, 11/28/2022(e)	11,890	9,973	UPCB Finance V Ltd
9.25%, 07/24/2017	1,787	1,608	7.25%, 11/15/2021(e)		$4,300	4,741
Venezuela Government International Bond			UPCB Finance VI Ltd
5.75%, 02/26/2016	19,860	18,023	6.88%, 01/15/2022(e)		1,100	1,199
6.00%, 12/09/2020	4,556	3,286	ViaSat Inc
7.00%, 12/01/2018	1,482	1,218	6.88%, 06/15/2020		5,400	5,785
8.25%, 10/13/2024	1,650	1,271	Vimpel Communications Via VIP Finance
9.00%, 05/07/2023	4,044	3,310	Ireland Ltd OJSC
12.75%, 08/23/2022	3,060	3,033	7.75%, 02/02/2021		500	501
11.95%, 08/05/2031	5,528	5,113	9.13%, 04/30/2018(e)		1,500	1,607
		$721,188	VimpelCom Holdings BV
			5.20%, 02/13/2019(e)		1,640	1,525
Telecommunications - 1.75%			7.50%, 03/01/2022		500	490
Alcatel-Lucent USA Inc
6.75%, 11/15/2020(e)	6,850	7,192

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value(000	's)	(continued)	Amount (000's)	Value(000	's)

Telecommunications (continued)					Airlines - 0.01%
Virgin Media Finance PLC					Global Aviation Holdings Inc, PIK Term
7.00%, 04/15/2023	GBP	2,400	$4,336		Loan
Virgin Media Secured Finance PLC					0.00%, PIK 0.00%, 07/13/2017 (a),(b),(c),(f),(g)	$4,879	$976
6.00%, 04/15/2021(e)		2,900	5,141		0.00%, PIK 0.00%, 02/13/2018 (a),(b),(c),(f),(g)	1,595	16
Wind Acquisition Finance SA							$992
7.00%, 04/23/2021(e)	EUR	2,350	3,374
7.38%, 02/15/2018		2,400	3,513		Automobile Parts & Equipment - 0.00%
			$151,893		Cooper-Standard Automotive Inc, Term Loan
					B
Textiles - 0.06%					4.00%, 03/26/2021(g)	200	199
Empire Today LLC / Empire Today Finance
Corp
11.38%, 02/01/2017 (e)		$5,230	5,361		Building Materials - 0.21%
					Air Distribution Technologies Inc, Term
					Loan
Transportation - 0.52%					9.25%, 05/01/2020(g)	5,799	5,871
BNSF Funding Trust I					CPG International Inc, Term Loan B
6.61%, 12/15/2055(g)		4,610	5,094		4.75%, 09/30/2020(g)	4,806	4,806
CEVA Group PLC					GYP Holdings III Corp, Term Loan B
7.00%, 03/01/2021(e)		3,400	3,498		4.75%, 03/26/2021(g)	3,800	3,724
9.00%, 09/01/2021(e)		2,605	2,683		Panolam Industries International Inc, Term
Far East Capital Ltd SA					Loan
8.00%, 05/02/2018(e)		4,100	2,890		7.25%, 08/22/2017(g)	3,873	3,853
8.75%, 05/02/2020(e)		943	670				$18,254
Marquette Transportation Co LLC /
Marquette Transportation Finance Corp					Chemicals - 0.01%
10.88%, 01/15/2017		9,715	10,286		Road Infrastructure Investment LLC, Term
PHI Inc					Loan
					7.75%, 09/21/2021(g)	900	894
5.25%, 03/15/2019(e)		6,000	6,090
Quality Distribution LLC/QD Capital Corp
9.88%, 11/01/2018		10,342	11,195		Closed End Funds - 0.20%
Transnet SOC Ltd					Associated Partners Inc, Delay-Draw Term
4.00%, 07/26/2022(e)		3,049	2,828		Loan
			$45,234		6.65%, 12/24/2015(b),(c),(g)	17,000	17,000

Trucking & Leasing - 0.03%
Jurassic Holdings III Inc					Coal- 0.03%
6.88%, 02/15/2021(e)		2,900	3,002		Bowie Resource Holdings LLC, Term Loan
					B
TOTAL BONDS			$4,718,054		6.75%, 08/07/2020(g)	2,389	2,407
CREDIT LINKED STRUCTURED	Principal
NOTES- 0.25%	Amount (000's)		Value(000	's)	Commercial Services - 0.99%
Sovereign - 0.25%					Allied Security Holdings LLC, Term Loan B
Colombian Tes - Barclays					8.00%, 08/12/2021(g)	5,010	5,003
7.00%, 04/07/2022	COP 10,430,000		5,603		Catalent Pharma Solutions Inc, Term Loan
Republic of Iraq - Merrill Lynch					6.50%, 12/31/2017(g)	1,700	1,704
2.53%, 01/07/2028(b),(c),(g)	JPY	630,451	4,409		Ceridian Corp, Term Loan B
Titulos De Tesoreria B - Citigroup Inc					4.40%, 05/09/2017(g)	5,123	5,117
11.00%, 07/27/2020 (e)	COP 12,000,000		7,711		CHG Buyer Corp, Term Loan
11.00%, 07/27/2020 (e)		2,500,000	1,606		9.00%, 11/13/2020(g)	6,596	6,666
11.00%, 07/27/2020 (e)		3,000,000	1,928		Envision Acquisition Co LLC, Term Loan
			$21,257		9.75%, 09/23/2021(g)	6,000	6,045
TOTAL CREDIT LINKED STRUCTURED NOTES			$21,257		Envision Acquisition Co LLC, Term Loan B
					5.75%, 09/23/2021(g)	1,915	1,930
SENIOR FLOATING RATE INTERESTS	Principal
- 7.98%	Amount (000's)		Value(000	's)	Envision Healthcare Corp, Term Loan B
					4.00%, 05/25/2018(g)	19,842	19,826
Advertising - 0.19%					Interactive Data Corp, Term Loan
Checkout Holding Corp, Term Loan					0.00%, 04/23/2021(g),(i)	5,000	4,983
7.75%, 04/01/2022(g)		$6,225	$6,147		Laureate Education Inc, Term Loan B
Van Wagner Communications LLC, Term					5.00%, 06/16/2018(g)	1,336	1,320
Loan B					Learning Care Group Inc, Term Loan B
5.03%, 08/03/2019(g)		9,829	9,936		5.75%, 05/08/2019(g)	1,241	1,241
			$16,083		Lineage Logistics LLC, Term Loan B
					4.50%, 03/31/2021(g)	6,290	6,188
Agriculture - 0.17%					Millennium Labs, Term Loan
Arysta Lifescience SPC LLC, Term Loan					0.00%, 04/15/2021(g),(i)	8,400	8,361
8.25%, 11/20/2020(g)		6,575	6,690
					Nord Anglia, Term Loan
North Atlantic Trading Co Inc, Term Loan					4.50%, 03/19/2021(g)	1,900	1,886
7.75%, 01/13/2020(g)		8,070	8,111
					Sedgwick Inc, Term Loan
			$14,801		6.75%, 02/11/2022(g)	3,200	3,162

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Commercial Services (continued)			Food (continued)
Sutherland Global Services Inc, Term Loan			Hostess Brands Inc, Term Loan B
7.25%, 03/06/2019(g)	$1,309	$1,315	(continued)
7.25%, 03/06/2019(g)	591	594	6.75%, 03/12/2020(g)	$2,550	$2,646
TransUnion LLC, Term Loan B			Milk Specialties Co, Term Loan B
4.00%, 03/19/2021(g)	1,900	1,890	7.50%, 11/07/2018(g)	14,639	14,602
Washington Inventory Service, Term Loan					$44,692
10.25%, 06/18/2019 (g)	6,800	6,766
Wyle Services Corp, Term Loan B			Forest Products & Paper - 0.01%
5.00%, 03/26/2017(g)	1,876	1,874	Ranpak Corp, Term Loan
			8.50%, 04/20/2017(g)	1,225	1,249
		$85,871

Computers - 0.39%
Expert Global Solutions Inc, Term Loan B			Healthcare - Products - 0.31%
8.50%, 04/02/2018(g)	11,544	10,924	Biomet Inc, Term Loan B2
			3.66%, 07/25/2017(g)	14,491	14,498
Peak 10 Inc, Term Loan B
7.25%, 10/22/2018(g)	17,528	17,703	CareCore National LLC, Term Loan
			5.50%, 02/12/2021(g)	9,300	9,323
SRA International Inc, Term Loan B
6.50%, 07/20/2018(g)	410	410	Surgical Specialties Corp, Term Loan B
			7.25%, 08/15/2018(g)	2,888	2,873
Wall Street Systems Delaware Inc, Term
Loan B					$26,694
0.00%, 04/09/2021(g),(i)	4,800	4,800	Healthcare - Services - 0.85%
		$33,837	American Renal Holdings Inc, Delay-Draw
			Term Loan DD
Distribution & Wholesale - 0.02%			8.50%, 02/14/2020(g)	2,500	2,494
Performance Food Group Inc, Term Loan
6.25%, 11/07/2019(g)	1,737	1,754	Ardent Medical Services Inc, Term Loan
			11.00%, 01/02/2019 (g)	1,250	1,244
			Dialysis Newco Inc, Term Loan
Diversified Financial Services - 0.31%			0.00%, 10/21/2021(g),(i)	3,000	2,996
Connolly Holdings Inc, Term Loan B			HCA Inc, Term Loan B4
5.00%, 01/22/2021(g)	988	988	2.98%, 05/01/2018(g)	6,928	6,918
Intertrust Group BV, Term Loan			Heartland Dental Care LLC, Term Loan
0.00%, 04/02/2021(g),(i)	500	499	5.50%, 12/21/2018(g)	6,384	6,394
National Financial Partners Corp, Term Loan			9.75%, 06/20/2019(g)	9,050	9,186
B			National Mentor Holdings Inc, Term Loan B
5.25%, 06/19/2020(g)	4,715	4,723	4.75%, 01/31/2021(g)	13,680	13,659
Nuveen Investments Inc, Term Loan			Sheridan Holdings Inc, Term Loan
6.50%, 02/28/2019(g)	6,500	6,547	8.25%, 12/13/2021(g)	7,900	8,018
Nuveen Investments Inc, Term Loan B			8.25%, 12/13/2021(g)	3,910	3,969
4.15%, 05/13/2017(g)	1,000	999	Steward Health Care System LLC, Term
RCS Capital Corp, Term Loan			Loan
0.00%, 03/29/2019(g),(i)	2,100	2,118	6.75%, 04/10/2020(g)	4,044	3,994
0.00%, 03/31/2021(g),(i)	2,500	2,556	Surgery Center Holdings Inc, Term Loan
Sears Roebuck Acceptance Corp, Term Loan			9.75%, 04/10/2020(g)	5,825	5,781
B			US Renal Care Inc, Term Loan
5.50%, 06/30/2018(g)	7,980	8,046	4.25%, 07/03/2019(g)	2,388	2,384
		$26,476	US Renal Care Inc, Term Loan B1
			8.50%, 01/03/2020(g)	4,900	4,931
Electric - 0.07%			8.50%, 01/03/2020(g)	1,530	1,540
Astoria Generating Co Acquisitions LLC,					$73,508
Term Loan
8.50%, 10/26/2017(g)	6,256	6,444	Holding Companies - Diversified - 0.13%
			Opal Acquisition Inc, Term Loan B
			5.00%, 11/20/2020(g)	8,050	8,050
Engineering & Construction - 0.01%			Shield Finance Co Sarl, Term Loan B
NANA Development Corp, Term Loan B			5.00%, 01/27/2021 (g)	2,800	2,804
8.00%, 03/13/2018(g)	1,200	1,182
					$10,854

Entertainment - 0.11%			Insurance - 0.11%
Lions Gate Entertainment Corp, Term Loan			AmWins Group LLC, Term Loan B
			5.00%, 02/20/2020(g)	4,163	4,170
5.00%, 07/17/2020(g)	9,800	9,947
			Asurion LLC, Term Loan
			8.50%, 02/19/2021(g)	5,000	5,131
Food- 0.51%					$9,301
AdvancePierre Foods Inc, Term Loan
9.50%, 10/02/2017(g)	17,081	16,483	Internet - 0.30%
CTI Foods Holding Co LLC, Term Loan			Active Network Inc/The, Term Loan
8.25%, 06/14/2019(g)	3,920	3,920	5.50%, 11/06/2020(g)	998	998
Del Monte Foods Inc, Term Loan			Blue Coat Systems Inc, Term Loan
8.25%, 07/26/2021(g)	6,500	6,419	9.50%, 06/26/2020(g)	3,000	3,015
Hostess Brands Inc, Term Loan B			Blue Coat Systems Inc, Term Loan B
6.75%, 03/12/2020(g)	600	622	4.00%, 02/15/2018(g)	4,539	4,527

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Internet (continued)			Media- 0.11%
EIG Investors Corp, Term Loan B			CKX Inc, Term Loan B
5.00%, 11/09/2019(g)	$6,976	$6,984	9.00%, 06/21/2017(b),(g)	$1,503	$1,330
Ion Trading Technologies Sarl, Term Loan			Cumulus Media Holdings Inc, Term Loan B
B			4.25%, 12/18/2020(g)	2,642	2,641
8.25%, 05/21/2021(g)	1,000	1,003	IMG Worldwide, Term Loan
8.25%, 05/21/2021(g)	5,125	5,138	0.00%, 03/19/2021(g),(i)	2,100	2,092
Landslide Holdings Inc, Term Loan			0.00%, 03/21/2022(g),(i)	3,825	3,854
5.00%, 02/25/2020(g)	3,682	3,679			$9,917
SumTotal Systems Inc, Term Loan
6.26%, 11/13/2019(g)	1,104	1,097	Metal Fabrication & Hardware - 0.18%
		$26,441	Atkore International Inc, Term Loan
			7.75%, 09/27/2021(g)	4,550	4,550
Investment Companies - 0.03%			Doncasters Group Ltd, Term Loan
Assuredpartners Capital Inc, Term Loan B			9.50%, 10/28/2020(g)	441	442
4.50%, 03/31/2021(g)	2,900	2,890	SBP Holdings, Term Loan
			0.00%, 03/24/2022(g),(i)	8,000	7,955
			Wastequip LLC, Term Loan B
Iron & Steel - 0.03%			5.50%, 07/26/2019(g)	2,953	2,950
Signode Industrial Group US Inc, Term
Loan					$15,897
0.00%, 04/08/2021(g),(i)	2,750	2,731	Mining - 0.02%
			Constellium NV, Term Loan B
			6.00%, 03/06/2020(g)	1,587	1,611
Leisure Products & Services - 0.36%
Equinox Holdings Inc, Term Loan
9.75%, 05/16/2020(g)	12,500	12,641	Miscellaneous Manufacturing - 0.08%
Sabre GLBL Inc, Term Loan B			Arctic Glacier USA Inc, Term Loan B
4.25%, 02/15/2019(g)	5,298	5,284	5.00%, 05/10/2019(g)	1,576	1,568
Travelport LLC, PIK Term Loan 2			UTEX Industries Inc, Term Loan
8.38%, PIK 4.38%, 12/01/2016 (f),(g)	989	995	4.50%, 04/10/2020(g)	1,707	1,707
Travelport LLC, Term Loan			8.75%, 04/10/2021(g)	3,400	3,409
6.25%, 06/21/2019(g)	7,710	7,870			$6,684
Travelport LLC, Term Loan 1
9.50%, 01/31/2016(g)	4,352	4,485	Oil & Gas - 0.08%
		$31,275	Fieldwood Energy LLC, Term Loan
			8.38%, 09/20/2020(g)	2,875	2,962
Leisure Time - 0.07%			Templar Energy LLC, Term Loan
Bauer Performance Sports Ltd, Term Loan			8.00%, 11/25/2020(g)	4,200	4,163
4.50%, 04/02/2021(g)	1,250	1,248			$7,125
Planet Fitness, Term Loan
0.00%, 03/26/2021(g),(i)	5,180	5,180	Oil & Gas Services - 0.13%
		$6,428	McJunkin Red Man Corp, Term Loan B
			4.75%, 11/08/2019(g)	8,960	8,995
Lodging - 0.36%			Panda Temple Power II LLC, Term Loan B
Caesars Entertainment Operating Co Inc,			7.25%, 04/03/2019(g)	850	868
Term Loan B4			Pinnacle Holdco Sarl, Term Loan
0.00%, 10/31/2016(g),(i)	3,670	3,628	10.50%, 07/24/2020 (g)	1,500	1,515
CityCenter Holdings LLC, Term Loan B					$11,378
5.00%, 10/09/2020(g)	12,110	12,163
Hilton Worldwide Finance LLC, Term Loan			Packaging & Containers - 0.15%
B			Berlin Packaging LLC, Term Loan
3.50%, 09/23/2020(g)	4,327	4,308	4.75%, 03/28/2020(g)	1,910	1,913
			8.75%, 03/28/2020(g)	1,420	1,445
Intrawest Operations Group LLC, Term Loan
B			FPC Holdings Inc, Term Loan
5.50%, 11/26/2020(g)	7,481	7,575	9.25%, 05/15/2020(g)	9,400	9,227
La Quinta Intermediate Holdings, Term					$12,585
Loan			Pharmaceuticals - 0.06%
4.00%, 02/19/2021(g)	3,500	3,494
			BioScrip Inc, Delay-Draw Term Loan B-DD
		$31,168	7.25%, 07/22/2020(g)	138	139
Machinery - Construction & Mining - 0.01%			BioScrip Inc, Term Loan B
			7.25%, 06/05/2020(g)	230	232
Varel International Energy Funding Corp,
Term Loan			P2 LOWER ACQUISITION LLC, Term
9.25%, 07/14/2017(g)	1,219	1,224	Loan
			9.50%, 10/18/2021(g)	2,375	2,399
			PharMEDium Healthcare Corp, Term Loan
Machinery - Diversified - 0.05%			0.00%, 01/28/2022(g),(i)	2,560	2,573
CPM Holdings Inc, Term Loan					$5,343
10.25%, 02/16/2018 (g)	2,500	2,531
Intelligrated Inc, Term Loan			Pipelines - 0.03%
10.50%, 01/19/2019 (g)	1,400	1,421	Crestwood Holdings LLC, Term Loan B1
		$3,952	7.00%, 05/24/2019(g)	2,687	2,724

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Retail - 0.34%			Telecommunications (continued)
Grocery Outlet Inc, Term Loan			Telx Group Inc/The, Term Loan B
10.50%, 05/26/2019 (g)	$7,063	$7,098	4.50%, 04/03/2020(g)	$3,000	$2,990
Grocery Outlet Inc, Term Loan B					$23,637
5.50%, 12/10/2018(g)	4,595	4,599
5.50%, 12/10/2018(g)	6,440	6,445	Transportation - 0.23%
HMK Intermediate Holdings LLC, Term			CEVA Group PLC, SYNTH LOC
			6.50%, 03/19/2021(g)	691	685
Loan B
5.00%, 03/22/2018(g)	4,165	4,175	CEVA Group PLC, Term Loan
			6.50%, 03/12/2021(g)	1,005	996
Neiman Marcus Group LTD LLC, Term			6.50%, 03/19/2021(g)	729	722
Loan			6.50%, 03/19/2021(g)	126	125
4.25%, 10/25/2020(g)	3,491	3,479
Rite Aid Corp, Term Loan 2			Commercial Barge Line Co, Term Loan B
			7.50%, 09/20/2019(g)	4,950	4,956
4.88%, 06/11/2021(g)	2,550	2,576
Steinway Musical Instruments Inc, Term			Commercial Barge Line Co, Term Loan C
			10.75%, 03/20/2020 (g)	4,000	4,000
Loan
9.25%, 09/11/2020(g)	700	718	Sirva Worldwide Inc, Term Loan
			7.50%, 03/22/2019(g)	7,029	7,134
Targus Group International Inc, Term Loan
B			US Shipping Corp, Term Loan B
			9.00%, 04/11/2018(g)	1,489	1,520
12.00%, 05/24/2016 (g)	1,331	1,107
		$30,197			$20,138

Semiconductors - 0.05%			Trucking & Leasing - 0.02%
Avago Technologies Cayman Ltd, Term Loan			AWAS Finance Luxembourg SA, Term
B			Loan
			3.50%, 06/10/2016(g)	1,368	1,366
0.00%, 04/16/2019(g),(i)	3,500	3,509
Entegris, Term Loan
0.00%, 03/25/2021(g),(i)	1,250	1,239	TOTAL SENIOR FLOATING RATE INTERESTS		$694,497
		$4,748	Total Investments	$8,692,685
			Other Assets in Excess of Liabilities, Net - 0.09%		$7,953
Software - 0.38%			TOTAL NET ASSETS - 100.00%		$8,700,638
Attachmate Corp, Term Loan
7.25%, 11/24/2017(g)	3,664	3,669
Deltek Inc, Term Loan			(a) Non-Income Producing Security
10.00%, 10/04/2019 (g)	1,000	1,018	(b) Security is Illiquid
First Data Corp, Term Loan C1			(c)		Fair value of these investments is determined in good faith by the
4.16%, 03/23/2018(g)	3,660	3,653	Manager under procedures established and periodically reviewed by the
Flexera Software LLC, Term Loan			Board of Directors. At the end of the period, the fair value of these
6.41%, 04/02/2020(g)	2,500	2,499	securities totaled $107,765 or 1.24% of net assets.
9.12%, 04/02/2021(g)	1,000	1,000	(d)		Security or a portion of the security was pledged to cover margin
Hyland Software Inc, Term Loan B			requirements for options contracts. At the end of the period, the value of
4.75%, 02/18/2021(g)	1,386	1,386	these securities totaled $305,115 or 3.51% of net assets.
Misys Ltd, Term Loan			(e)		Security exempt from registration under Rule 144A of the Securities Act
12.00%, 12/06/2019 (g)	10,000	11,400	1933. These securities may be resold in transactions exempt from
P2 Upstream Acquisition Co, Term Loan			registration, normally to qualified institutional buyers. Unless otherwise
9.00%, 04/30/2021(g)	3,100	3,146	indicated, these securities are not considered illiquid. At the end of the
Renaissance Learning Inc, Term Loan			period, the value of these securities totaled $1,867,380 or 21.46% of net
4.50%, 04/02/2021(g)	3,600	3,589	assets.
STG-Fairway Acquisitions Inc, Term Loan			(f)		Payment in kind; the issuer has the option of paying additional securities
B			in lieu of cash.
6.25%, 02/13/2019(g)	1,238	1,239	(g)	Variable Rate. Rate shown is in effect at April 30, 2014.
		$32,599	(h) Security purchased on a when-issued basis.
			(i)		This Senior Floating Rate Note will settle after April 30, 2014, at which
Telecommunications - 0.27%			time the interest rate will be determined.
Alcatel-Lucent USA Inc, Term Loan C
4.50%, 01/29/2019(g)	3,456	3,456
Avaya Inc, Term Loan B3
4.73%, 10/26/2017(g)	4,851	4,679
Avaya Inc, Term Loan B6
6.50%, 03/31/2018(g)	2,809	2,793
GOGO LLC, Term Loan
11.25%, 06/21/2017 (b),(g)	4,466	4,824
IPC Systems Inc, Term Loan B1 EXT
7.75%, 07/31/2017(g)	270	270
IPC Systems Inc, Term Loan C
7.75%, 07/31/2017(g)	1,207	1,205
LTS Buyer LLC, Term Loan
8.00%, 03/28/2021(g)	417	420
Nextech Systems LLC, Term Loan
6.00%, 11/13/2018(b),(c),(g)	3,061	3,000

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
United States	67 .37%
United Kingdom	3.24%
Canada	3 .18%
Luxembourg	1.79%
France	1 .75%
Australia	1.65%
Netherlands	1 .50%
Venezuela	1.13%
Germany	1.05%
Indonesia	0 .97%
Brazil	0 .96%
Turkey	0.89%
Mexico	0 .81%
Japan	0 .80%
Italy	0 .72%
Cayman Islands	0 .71%
South Africa	0.67%
Bermuda	0 .64%
Colombia	0 .62%
Russian Federation	0 .59%
Hong Kong	0 .52%
Chile	0 .43%
Kazakhstan	0 .43%
Ireland	0 .42%
Dominican Republic	0.41%
Croatia	0 .39%
Virgin Islands, British	0.37%
Spain	0.34%
Switzerland	0.33%
Taiwan, Province Of China	0.32%
Panama	0.29%
Sweden	0 .26%
Argentina	0 .26%
Serbia	0.26%
Poland	0.24%
Singapore	0.24%
Hungary	0 .23%
Marshall Islands	0 .22%
Finland	0.22%
Azerbaijan	0 .21%
China	0 .20%
Ukraine	0.20%
Iraq	0.18%
Jersey, Channel Islands	0 .18%
Norway	0.17%
El Salvador	0.17%
Peru	0.17%
Slovenia	0.14%
Cote d'Ivoire	0.11%
Costa Rica	0 .11%
India	0 .10%
Trinidad And Tobago	0 .09%
Nigeria	0.09%
Denmark	0 .09%
Morocco	0 .08%
Romania	0 .07%
Austria	0.06%
New Zealand	0.06%
Slovakia	0 .06%
Ghana	0.05%
Israel	0.03%
Curacao	0 .02%
Barbados	0 .02%
Gabon	0 .01%
Thailand	0.01%
Sri Lanka	0 .01%
Honduras	0 .00%
Other Assets in Excess of Liabilities, Net	0 .09%
TOTAL NET ASSETS	100.00%

See accompanying notes

			Schedule of Investments
Global Diversified Income Fund
April 30, 2014 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase									Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Accept		In Exchange For		Fair Value	Appreciation/(Depreciation)
British Pound Sterling	JP Morgan Chase		05/30/2014		4,598,062		$7,714	$7,761	$47
Euro	Bank of New York Mellon		05/21/2014		2,275,000		3,124	3,156	32
Euro	JP Morgan Chase		05/30/2014		30,750,935	42,386		42,655	269
Total									$348

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver		In Exchange For		Fair Value	Appreciation/(Depreciation)
British Pound Sterling	Bank of New York Mellon		05/07/2014		3,000,000		$4,893	$5,065	$(172)
British Pound Sterling	JP Morgan Chase		05/30/2014		28,694,200	47,687		48,431	(744)
Euro	Bank of New York Mellon		05/21/2014		2,275,000		3,119	3,156	(37)
Euro	Bank of New York Mellon		05/28/2014		6,200,000		8,523	8,600	(77)
Euro	Bank of New York Mellon		07/09/2014		4,475,000		6,130	6,207	(77)
Euro	Bank of New York Mellon		07/17/2014		1,325,000		1,833	1,838	(5)
Euro	JP Morgan Chase		05/06/2014	157,173,724		217,813		218,049	(236)
Euro	JP Morgan Chase		05/30/2014		9,807,116	13,551		13,603	(52)
Japanese Yen	JP Morgan Chase		05/30/2014	439,026,000			4,242	4,296	(54)
Total									$(1,454)

Amounts in thousands except contracts

Options

					Upfront Premiums				Unrealized
Written Options Outstanding	Exercise Price Expiration Date		Contracts		Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - DIA		$164.00	05/19/2014	6,600		$(1,232)		$(1,566)	$(334)
Call - DIA		$165.00	05/19/2014	11,224		(1,447)		(1,929)	(482)
Call - EEM		$42.00	05/19/2014	4,748		(327)		(138)	189
Call - EWG		$31.00	05/19/2014	11,891		(582)		(1,030)	(448)
Call - IYRUS		$69.00	05/19/2014	5,000		(315)		(500)	(185)
Call - SPY		$189.00	06/23/2014	4,000		(1,070)		(1,174)	(104)
Call - SPY		$188.00	06/23/2014	3,000		(871)		(1,056)	(185)
Call - SPY		$189.00	05/19/2014	6,500		(786)		(964)	(178)
Call - SPY		$188.00	05/19/2014	6,809		(1,015)		(1,381)	(366)
Call - SPY		$187.00	05/19/2014	4,000		(820)		(1,069)	(249)
Call - VWO		$41.00	05/19/2014	8,875		(790)		(512)	278
Call - XLE		$92.00	05/19/2014	3,000		(381)		(713)	(332)
Call - XLE		$94.00	05/19/2014	968		(69)		(102)	(33)
Call - XLU		$42.00	05/19/2014	12,000		(1,007)		(1,703)	(696)
Call - XLU		$43.00	05/19/2014	11,000		(538)		(630)	(92)
Total						$(11,250)		$(14,467)	$(3,217)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 98.59%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Services - 0.86%				REITS (continued)
Brookdale Senior Living Inc (a)	516,134	$16,434		Japan Real Estate Investment Corp	3,098	$16,424
				Kenedix Office Investment Corp	2,995	14,961
				Kenedix Residential Investment Corp	3,673	8,062
Holding Companies - Diversified - 0.65%				Kilroy Realty Corp	394,700	23,512
Wharf Holdings Ltd	1,766,880	12,404		Klepierre	362,384	16,626
				Land Securities Group PLC	2,111,751	37,936
Home Builders - 0.65%				LaSalle Hotel Properties	172,700	5,713
Taylor Wimpey PLC	6,956,007	12,371		Medical Properties Trust Inc	198,955	2,686
				Mirvac Group	11,789,004	19,238
				Nomura Real Estate Master Fund Inc	18,464	19,301
Lodging - 0.34%				Northern Property Real Estate Investment	85,469	2,182
Accor SA	132,838	6,503		Trust
				Orix JREIT Inc	188	239
Real Estate - 23.89%				Pebblebrook Hotel Trust	663,441	22,849
Agile Property Holdings Ltd	14,592,000	11,871		Pennsylvania Real Estate Investment Trust	145,006	2,400
Atrium European Real Estate Ltd (b)	1,429,952	8,236		Prologis Inc	1,356,295	55,106
CapitaLand Ltd	4,733,000	12,113		Public Storage	157,986	27,728
China Overseas Land & Investment Ltd	3,718,000	9,153		Saul Centers Inc	216,132	9,918
Citycon OYJ	2,954,725	11,087		Simon Property Group Inc	685,737	118,770
Fabege AB	1,651,742	23,204		SL Green Realty Corp	401,182	42,008
Hongkong Land Holdings Ltd	3,964,753	27,787		Spring Real Estate Investment Trust	19,142,000	7,406
Hufvudstaden AB	867,345	12,716		Strategic Hotels & Resorts Inc (a)	909,415	9,813
Jones Lang LaSalle Inc	93,478	10,833		Sunstone Hotel Investors Inc	1,222,303	17,491
Kerry Properties Ltd	3,003,500	9,891		Taubman Centers Inc	230,242	16,771
KWG Property Holding Ltd	13,110,000	7,290		Unibail-Rodamco SE	86,168	23,286
LEG Immobilien AG	372,634	24,866		Ventas Inc	617,243	40,787
Mitsubishi Estate Co Ltd	2,788,077	63,263		Vornado Realty Trust	343,810	35,275
Mitsui Fudosan Co Ltd	1,941,793	57,480		Weingarten Realty Investors	555,300	17,325
Nomura Real Estate Holdings Inc	601,600	11,240		Wereldhave NV	286,331	24,078
Shimao Property Holdings Ltd	8,875,500	17,599		Westfield Group	1,698,020	17,327
Sino Land Co Ltd	9,914,000	14,866		Westfield Retail Trust	11,186,000	33,233
Sponda OYJ	2,774,929	14,309		Workspace Group PLC	2,021,019	19,586
ST Modwen Properties PLC	2,988,174	18,763				$1,357,520
Sumitomo Realty & Development Co Ltd	523,000	20,292
Sun Hung Kai Properties Ltd	3,439,687	43,402		Storage & Warehousing - 0.75%
Sun Hung Kai Properties Ltd - Warrants (a),(b)	283,890	191		Safestore Holdings PLC	3,654,348	14,213
Unite Group PLC / The	3,293,101	23,516
		$453,968		TOTAL COMMON STOCKS		$1,873,413
				INVESTMENT COMPANIES - 0.90%	Shares Held	Value(000	's)
REITS - 71.45%
AEON REIT Investment Corp	11,535	14,686		Publicly Traded Investment Fund - 0.90%
Apartment Investment & Management Co	711,453	21,934		Morgan Stanley Institutional Liquidity Funds -	17,021,230	17,021
Astro Japan Property Group (b)	2,066,723	7,303		Government Portfolio
AvalonBay Communities Inc	274,300	37,456
Boardwalk Real Estate Investment Trust	399,040	22,492		TOTAL INVESTMENT COMPANIES		$17,021
Boston Properties Inc	357,065	41,827		Total Investments		$1,890,434
Camden Property Trust	290,556	19,900		Other Assets in Excess of Liabilities, Net - 0.51%		$9,644
Canadian Real Estate Investment Trust	430,325	17,738		TOTAL NET ASSETS - 100.00%		$1,900,078
CapitaCommercial Trust	10,332,000	13,222
CBL & Associates Properties Inc	286,658	5,209
Corrections Corp of America	567,854	18,626		(a) Non-Income Producing Security
CubeSmart	1,062,049	19,754		(b) Security is Illiquid
DDR Corp	984,533	16,904
Duke Realty Corp	1,188,675	20,826
EPR Properties	317,767	17,036
Equity One Inc	510,223	11,495
Equity Residential	377,316	22,428
Essex Property Trust Inc	288,015	49,901
Extra Space Storage Inc	499,272	26,127
Federal Realty Investment Trust	168,032	19,750
Federation Centres Ltd	6,407,592	14,874
First Industrial Realty Trust Inc	1,140,084	20,943
General Growth Properties Inc	1,912,807	43,937
Goodman Group	4,887,618	22,703
Great Portland Estates PLC	1,879,842	19,932
HCP Inc	273,352	11,443
Health Care REIT Inc	290,236	18,311
Host Hotels & Resorts Inc	2,012,911	43,177
Hulic Reit Inc	5,806	8,104
Japan Hotel REIT Investment Corp	18,538	8,527
Japan Logistics Fund Inc	5,724	12,918

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
United States	51 .55%
Japan	13.45%
Hong Kong	7 .88%
United Kingdom	7.71%
Australia	6.02%
France	2 .45%
Canada	2 .23%
Sweden	1 .89%
Singapore	1.34%
Finland	1.33%
Germany	1.31%
Netherlands	1 .27%
China	0 .63%
Jersey, Channel Islands	0 .43%
Other Assets in Excess of Liabilities, Net	0 .51%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 0.93%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 0.93%				BONDS (continued)	Amount (000's)	Value(000	's)
Goldman Sachs Financial Square Funds -	16,030,358	$16,030		Mortgage Backed Securities (continued)
Government Fund				Freddie Mac REMICS (continued)
				6.50%, 08/15/2027	$170	$191
TOTAL INVESTMENT COMPANIES		$16,030		Freddie Mac Strips
	Principal			3.00%, 10/15/2027(b)	28,513	3,970
BONDS- 29.18%	Amount (000's)	Value(000	's)	Ginnie Mae
				0.61%, 01/16/2054(b)	51,353	2,898
Diversified Financial Services - 0.53%				0.67%, 11/16/2053(b)	118,681	8,107
Barclays Capital Inc				0.70%, 08/16/2051(b)	103,248	6,574
2.30%, 08/16/2051(a)	$9,000	$9,107		0.74%, 05/16/2053(b)	68,217	4,823
				0.75%, 11/16/2045(b)	47,070	2,960
Home Equity Asset Backed Securities - 0.85%				0.75%, 10/16/2053(b)	63,635	3,843
ACE Securities Corp Mortgage Loan Trust				0.80%, 12/16/2053(b)	122,846	8,125
Series 2007-D1				0.85%, 04/16/2053(b)	39,151	1,731
6.34%, 02/25/2038(b),(c)	4,110	4,015		0.86%, 02/16/2053(b)	85,859	6,048
6.93%, 02/25/2038(c)	10,701	10,548		0.87%, 02/16/2053(b)	53,150	3,891
		$14,563		0.92%, 03/16/2052(b)	46,749	3,955
				0.93%, 02/16/2053(b)	99,285	8,324
Mortgage Backed Securities - 27.80%				0.94%, 10/16/2054(b)	64,082	3,722
Bear Stearns Commercial Mortgage Securities				0.95%, 11/16/2052(b)	68,124	5,484
Trust 2007-TOP28				0.96%, 02/16/2046(b)	69,230	5,020
6.15%, 09/11/2042(b)	9,700	10,657		0.98%, 03/16/2049(b)	53,805	3,372
BNPP Mortgage Securities LLC 2009-1 Trust				0.98%, 09/16/2053(b)	64,159	4,849
6.00%, 08/27/2037(a),(c)	6,757	7,066		0.98%, 06/16/2054(b)	34,389	2,318
CFCRE Commercial Mortgage Trust 2011-				1.01%, 04/16/2053(b)	38,215	2,987
C1				1.02%, 02/16/2053(b)	68,017	5,426
5.73%, 04/15/2044(b),(c)	3,000	3,363		1.06%, 06/16/2052(b)	56,291	4,134
Citigroup Mortgage Loan Trust 2009-4				1.23%, 10/16/2053(b)	23,478	1,727
0.51%, 05/25/2037(b),(c)	4,646	4,258		1.29%, 12/16/2053(b)	20,532	1,538
Citigroup Mortgage Loan Trust 2009-5				1.31%, 09/16/2053(b)	47,143	3,168
6.95%, 10/25/2036(c)	1,910	1,996		1.36%, 08/16/2053(b)	36,270	2,316
Citigroup Mortgage Loan Trust 2010-8				1.43%, 08/16/2052(b)	70,097	4,586
5.75%, 02/25/2036(c)	2,055	1,919		1.57%, 04/16/2053(b)	37,873	2,685
Citigroup Mortgage Loan Trust 2010-9				1.58%, 12/16/2042(b)	9,643	9,511
4.25%, 01/25/2036(c)	4,553	4,680		2.24%, 03/16/2046(a),(b)	8,730	8,641
Credit Suisse First Boston Mortgage Securities				2.60%, 09/16/2042(a),(b)	11,148	11,350
Corp				3.00%, 05/16/2037	14,000	14,102
6.00%, 12/25/2033	3,283	3,561		3.00%, 09/16/2039	3,023	3,113
Fannie Mae Interest Strip				3.50%, 07/16/2045	6,850	7,114
7.00%, 04/01/2024(b)	93	21		4.00%, 09/16/2026(b)	16,339	1,810
Fannie Mae REMICS				4.00%, 02/20/2034	7,007	7,281
0.75%, 04/25/2027(b)	21	21		4.00%, 04/20/2038(b)	15,996	2,226
2.00%, 12/25/2042	5,614	4,415		4.00%, 11/16/2038	1,842	1,939
2.50%, 02/25/2028(b)	32,462	3,467		4.50%, 01/20/2038(b)	7,376	815
2.50%, 11/25/2041	9,709	9,241		5.00%, 11/20/2039	7,500	8,086
3.50%, 01/25/2028(b)	30,513	4,664		GSR Mortgage Loan Trust 2004-7
3.50%, 02/25/2041(b)	16,892	3,047		2.30%, 06/25/2034(b)	4,596	4,608
3.50%, 11/25/2042(b)	36,954	7,825		JP Morgan Chase Commercial Mortgage
4.00%, 06/25/2039	10,000	10,482		Securities Trust 2006-LDP8
4.00%, 11/25/2043	6,534	6,543		5.48%, 05/15/2045	2,600	2,760
6.50%, 02/25/2047	373	403		JP Morgan Chase Commercial Mortgage
7.00%, 04/25/2032	2,299	2,640		Securities Trust 2006-LDP9
9.00%, 05/25/2020	24	28		5.37%, 05/15/2047	9,400	9,867
Freddie Mac REMICS				JP Morgan Chase Commercial Mortgage
1.05%, 02/15/2021(b)	14	14		Securities Trust 2013-C10
2.50%, 11/15/2032	8,962	8,816		3.37%, 12/15/2047(b)	7,800	7,677
2.50%, 10/15/2036(b)	6,741	6,797		JP Morgan Chase Commercial Mortgage
2.50%, 02/15/2039	8,615	8,677		Securities Trust 2013-C16
2.50%, 02/15/2043	4,687	4,555		5.11%, 12/15/2046(b)	8,000	8,714
3.00%, 08/15/2028	5,180	5,186		JP Morgan Chase Commercial Mortgage
3.00%, 02/15/2040	1,650	1,697		Securities Trust 2013-LC11
3.00%, 10/15/2042	3,565	3,575		3.22%, 04/15/2046(b)	7,700	7,465
3.00%, 03/15/2043	9,687	9,861		LB-UBS Commercial Mortgage Trust 2006-
3.50%, 04/15/2040	20,596	3,701		C6
3.50%, 10/15/2042(b)	12,167	2,794		5.45%, 09/15/2039	10,000	10,722
4.00%, 06/15/2028(b)	8,052	561		LF Rothschild Mortgage Trust III
4.00%, 01/15/2039(b)	11,913	1,729		9.95%, 09/01/2017	5	5
4.00%, 05/15/2039	4,825	5,005		Merrill Lynch Mortgage Investors Trust Series
4.00%, 11/15/2042(b)	20,391	4,153		2005-A8
4.50%, 12/15/2026	4,216	4,639		5.25%, 08/25/2036(b)	4,118	4,278
4.50%, 05/15/2037(b)	6,910	7,386

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC)
Mortgage Backed Securities (continued)				(continued)
Morgan Stanley Capital I Trust 2006-TOP21
5.46%, 10/12/2052(b),(c)	$2,700	$2,825		5.00%, 01/01/2040	$7,534	$8,260
Morgan Stanley Capital I Trust 2007-IQ15				5.50%, 04/01/2018	90	95
6.11%, 06/11/2049(b)	9,832	10,928		5.50%, 11/01/2018	1,444	1,547
				5.50%, 03/01/2029	1	2
Morgan Stanley Mortgage Loan Trust 2006-				5.50%, 05/01/2033	24	27
8AR
2.18%, 06/25/2036(b)	2,658	2,640		5.50%, 10/01/2033	36	40
Morgan Stanley Re-REMIC Trust 2010-R1				5.50%, 12/01/2033	837	929
2.65%, 07/26/2035 (b),(c)	9,700	9,127		5.50%, 12/01/2033	2,190	2,422
2.66%, 07/26/2035(b),(c)	8,700	8,644		5.50%, 10/01/2035	5,614	6,224
Sequoia Mortgage Trust 2013-12				5.50%, 07/01/2037	72	79
4.00%, 12/25/2043 (b),(c)	7,181	7,342		5.50%, 12/01/2037	4,218	4,663
Springleaf Mortgage Loan Trust				5.50%, 04/01/2038	39	43
2.31%, 06/25/2058 (b),(c)	5,600	5,457		5.50%, 05/01/2038	157	174
Springleaf Mortgage Loan Trust 2013-3				5.50%, 05/01/2038	1,159	1,276
3.79%, 09/25/2057(b),(c)	4,800	4,840		6.00%, 04/01/2017	164	171
				6.00%, 04/01/2017	183	192
Structured Asset Sec Corp Mort Pass Thr Certs				6.00%, 05/01/2017	189	198
Series 2004-3
5.73%, 03/25/2034(b)	4,637	4,822		6.00%, 07/01/2017	11	11
				6.00%, 01/01/2021	85	90
		$476,924		6.00%, 06/01/2028	17	19
TOTAL BONDS		$500,594		6.00%, 05/01/2031	178	201
U.S. GOVERNMENT & GOVERNMENT	Principal			6.00%, 10/01/2031	7	8
AGENCY OBLIGATIONS - 69.47%	Amount (000's)	Value(000	's)	6.00%, 02/01/2032	26	29
Federal Home Loan Mortgage Corporation (FHLMC) -				6.00%, 09/01/2032	431	480
18.58%				6.00%, 11/01/2033	787	877
2.04%, 03/01/2036(b)	$253	$257
				6.00%, 11/01/2033	969	1,107
2.50%, 08/01/2027	2,942	2,962		6.00%, 05/01/2034	3,042	3,434
2.50%, 09/01/2027	9,288	9,353		6.00%, 05/01/2034	1,967	2,158
2.50%, 02/01/2028	9,163	9,228		6.00%, 09/01/2034	191	215
2.60%, 10/01/2032(b)	2	2
				6.00%, 01/01/2035	4,144	4,568
3.00%, 01/01/2027	8,432	8,702		6.00%, 02/01/2035	183	206
3.00%, 02/01/2027	3,883	4,005		6.00%, 10/01/2036(b)	145	162
3.00%, 02/01/2027	8,911	9,191		6.00%, 03/01/2037	222	247
3.00%, 10/01/2042	12,035	11,751		6.00%, 04/01/2037	1,177	1,324
3.00%, 10/01/2042	4,858	4,735		6.00%, 05/01/2037	349	396
3.00%, 10/01/2042	9,804	9,603		6.00%, 01/01/2038	812	913
3.00%, 05/01/2043	8,903	8,706		6.00%, 01/01/2038(b)	123	138
3.50%, 11/01/2026	6,093	6,412		6.00%, 03/01/2038	83	92
3.50%, 02/01/2032	9,274	9,619		6.00%, 04/01/2038	242	268
3.50%, 04/01/2032	7,815	8,118		6.00%, 07/01/2038	574	642
3.50%, 12/01/2041	4,772	4,855		6.00%, 10/01/2038	398	445
3.50%, 02/01/2042	3,401	3,454		6.00%, 09/01/2039	8,970	10,179
3.50%, 04/01/2042	13,458	13,667		6.50%, 11/01/2016	122	127
3.50%, 04/01/2042	1,403	1,424		6.50%, 06/01/2017	29	30
3.50%, 07/01/2042	14,515	14,744		6.50%, 12/01/2021	444	499
3.50%, 09/01/2042	10,474	10,637		6.50%, 04/01/2022	402	453
4.00%, 08/01/2026	5,736	6,099		6.50%, 05/01/2022	227	255
4.00%, 12/01/2040	9,407	9,867		6.50%, 08/01/2022	93	105
4.00%, 10/01/2041	6,930	7,263		6.50%, 05/01/2023	105	112
4.00%, 12/01/2041	8,258	8,694		6.50%, 07/01/2023	3	3
4.00%, 07/01/2042	5,577	5,873		6.50%, 01/01/2024	18	20
4.00%, 07/01/2043	6,964	7,331		6.50%, 07/01/2025	3	3
4.50%, 08/01/2033	925	996		6.50%, 07/01/2025	2	3
4.50%, 07/01/2039	3,114	3,358		6.50%, 09/01/2025	1	1
4.50%, 12/01/2040	7,976	8,572		6.50%, 09/01/2025	2	2
4.50%, 04/01/2041	8,868	9,640		6.50%, 10/01/2025	2	3
4.50%, 11/01/2043	8,771	9,535		6.50%, 10/01/2025	4	5
4.50%, 01/01/2044	9,507	10,321		6.50%, 04/01/2027	2	2
5.00%, 10/01/2025	169	184		6.50%, 03/01/2029	7	8
5.00%, 12/01/2032	131	144		6.50%, 03/01/2029	94	107
5.00%, 02/01/2033	1,436	1,576		6.50%, 04/01/2029	1,450	1,653
5.00%, 01/01/2034	1,272	1,397		6.50%, 04/01/2031	290	326
5.00%, 05/01/2034	260	286		6.50%, 06/01/2031	1	1
5.00%, 05/01/2035	305	334		6.50%, 10/01/2031	139	158
5.00%, 07/01/2035	8	9		6.50%, 01/01/2032	1,445	1,656
5.00%, 07/01/2035	140	154		6.50%, 02/01/2032	22	25
5.00%, 10/01/2035	25	28		6.50%, 04/01/2032	18	21
5.00%, 11/01/2035	1,120	1,237		6.50%, 08/01/2032	74	84
5.00%, 06/01/2039	6,232	6,862		6.50%, 08/01/2032	26	29

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				Federal National Mortgage Association (FNMA) (continued)
				4.50%, 01/01/2020	$366	$389
6.50%, 04/01/2035	$18	$21		4.50%, 09/01/2025	5,235	5,612
6.50%, 02/01/2037	51	58		4.50%, 07/01/2039	6,954	7,517
6.50%, 09/01/2038	3,705	4,208
7.00%, 07/01/2024	6	6		4.50%, 07/01/2039	3,295	3,561
7.00%, 01/01/2028	689	771		4.50%, 09/01/2039	4,006	4,328
				4.50%, 01/01/2041	15,589	16,952
7.00%, 06/01/2029	229	261		4.50%, 03/01/2041	7,016	7,577
7.00%, 01/01/2031	3	4
7.00%, 04/01/2031	144	162		4.50%, 05/01/2041	9,425	10,133
				4.50%, 08/01/2041	5,792	6,317
7.00%, 10/01/2031	157	184		4.50%, 09/01/2043	6,607	7,180
7.00%, 04/01/2032	357	413
7.00%, 01/01/2037	801	913		4.50%, 09/01/2043	12,172	13,228
				4.50%, 09/01/2043	7,522	8,175
7.50%, 12/01/2030	4	4		4.50%, 10/01/2043	3,849	4,176
7.50%, 02/01/2031	46	52
7.50%, 02/01/2031	3	4		4.50%, 11/01/2043	10,627	11,552
				5.00%, 01/01/2018	62	66
8.00%, 08/01/2030	1	1		5.00%, 11/01/2018	356	378
8.00%, 12/01/2030	10	11
8.50%, 04/01/2019	3	3		5.00%, 04/01/2019	88	94
				5.00%, 01/01/2026	208	227
8.50%, 07/01/2029	148	167		5.00%, 05/01/2033	10,887	12,141
9.00%, 09/01/2016	1	1
9.00%, 05/01/2021	1	1		5.00%, 04/01/2035	333	370
				5.00%, 05/01/2035	226	249
9.00%, 09/01/2021	1	1		5.00%, 07/01/2035	77	85
9.00%, 01/01/2022	1	1
9.00%, 08/01/2022	1	1		5.00%, 02/01/2038	3,716	4,135
				5.00%, 03/01/2038	3,080	3,434
		$318,675		5.00%, 05/01/2038	354	389
Federal National Mortgage Association (FNMA) - 33.50%				5.00%, 02/01/2040	14,904	16,504
2.00%, 10/01/2027	4,501	4,417		5.00%, 04/01/2040	1,702	1,875
2.00%, 10/01/2027	6,275	6,158		5.00%, 05/01/2040	7,492	8,244
2.00%, 02/01/2028	8,021	7,872		5.00%, 06/01/2040	2,847	3,128
2.00%, 08/01/2028	4,740	4,652		5.00%, 07/01/2040	6,898	7,681
2.26%, 12/01/2033(b)	178	190		5.00%, 07/01/2041	7,882	8,691
2.47%, 03/01/2028(b)	16	16		5.00%, 07/01/2041	16,655	18,650
2.50%, 05/01/2027	9,043	9,128		5.50%, 09/01/2017	6	7
2.50%, 06/01/2027	10,700	10,802		5.50%, 09/01/2017	61	65
2.50%, 06/01/2027	14,489	14,627		5.50%, 12/01/2017	480	513
2.50%, 10/01/2027	4,649	4,693		5.50%, 03/01/2018	71	76
2.50%, 05/01/2028	5,454	5,494		5.50%, 06/01/2019	15	16
2.63%, 11/01/2033(b)	11	11		5.50%, 06/01/2019	17	18
3.00%, 12/01/2021	5,422	5,665		5.50%, 07/01/2019	49	53
3.00%, 04/01/2027	8,047	8,312		5.50%, 07/01/2019	80	85
3.00%, 06/01/2042	9,032	8,810		5.50%, 07/01/2019	16	17
3.00%, 10/01/2042	9,304	9,113		5.50%, 07/01/2019	4	5
3.00%, 12/01/2042	9,546	9,343		5.50%, 08/01/2019	17	18
3.00%, 02/01/2043	8,991	8,797		5.50%, 08/01/2019	89	94
3.00%, 02/01/2043	9,997	9,801		5.50%, 09/01/2019	102	109
3.00%, 04/01/2043	11,527	11,157		5.50%, 06/01/2026	175	195
3.50%, 12/01/2026	5,458	5,750		5.50%, 05/01/2033	201	222
3.50%, 02/01/2042	10,605	10,799		5.50%, 07/01/2033	1,477	1,653
3.50%, 03/01/2042	5,582	5,671		5.50%, 09/01/2033	889	996
3.50%, 06/01/2042	5,817	5,911		5.50%, 02/01/2034	4,992	5,437
3.50%, 07/01/2042	6,518	6,623		5.50%, 09/01/2034	770	857
3.50%, 07/01/2042	8,861	9,013		5.50%, 02/01/2035	3,618	4,036
3.50%, 09/01/2042	14,843	15,098		5.50%, 09/01/2035	534	594
3.50%, 11/01/2042	9,221	9,380		5.50%, 02/01/2037	20	23
4.00%, 05/01/2025	4,381	4,661		5.50%, 06/01/2037	429	474
4.00%, 01/01/2034	2,945	3,129		5.50%, 12/01/2037	2,219	2,449
4.00%, 08/01/2039	7,543	7,903		5.50%, 03/01/2038	828	922
4.00%, 09/01/2040	5,751	6,043		5.50%, 03/01/2038	604	673
4.00%, 01/01/2041	9,649	10,115		5.50%, 06/01/2040	4,917	5,491
4.00%, 01/01/2041	8,383	8,786		6.00%, 12/01/2016	217	225
4.00%, 04/01/2041	6,831	7,161		6.00%, 01/01/2017	5	5
4.00%, 04/01/2041	5,752	6,030		6.00%, 04/01/2017	31	32
4.00%, 11/01/2041	8,630	9,046		6.00%, 08/01/2017	446	466
4.00%, 12/01/2041	7,481	7,843		6.00%, 08/01/2018	271	285
4.00%, 04/01/2042	10,052	10,535		6.00%, 12/01/2022	33	37
4.00%, 03/01/2043	8,122	8,531		6.00%, 03/01/2029	102	115
4.00%, 08/01/2043	7,765	8,177		6.00%, 08/01/2031	614	685
4.00%, 08/01/2043	13,206	13,908		6.00%, 12/01/2031	5	5
4.50%, 12/01/2019	103	110		6.00%, 12/01/2031	2	3

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
6.00%, 01/01/2032	$593	$659		9.00%, 09/01/2030	$45	$53
6.00%, 11/01/2032	22	25				$574,730
6.00%, 04/01/2033	380	418		Government National Mortgage Association (GNMA) -
6.00%, 02/01/2034	457	515		9.97%
6.00%, 03/01/2034	650	728		3.00%, 04/15/2027	8,907	9,276
6.00%, 09/01/2034	1,873	2,058		3.00%, 11/15/2042	8,536	8,501
6.00%, 11/01/2037	435	487		3.00%, 11/15/2042	11,414	11,368
6.00%, 02/01/2038	296	332		3.00%, 12/15/2042	9,341	9,303
6.00%, 03/01/2038	149	167		3.50%, 05/20/2027	4,132	4,341
6.00%, 05/01/2038	4,400	4,924		3.50%, 11/15/2041	5,823	5,998
6.00%, 08/01/2038	1,701	1,906		3.50%, 12/20/2041	8,176	8,426
6.00%, 04/01/2039	1,621	1,831		3.50%, 07/15/2042	10,597	10,916
6.50%, 06/01/2016	4	4		3.50%, 08/20/2042	9,086	9,366
6.50%, 09/01/2024	471	530		3.50%, 06/20/2043	9,239	9,526
6.50%, 08/01/2028	75	85		4.00%, 08/15/2041	8,176	8,661
6.50%, 11/01/2028	99	111		4.00%, 02/20/2043	4,991	5,287
6.50%, 12/01/2028	47	52		4.50%, 09/20/2039	7,644	8,307
6.50%, 02/01/2029	36	41		4.50%, 10/15/2039	5,975	6,505
6.50%, 03/01/2029	57	64		4.50%, 09/20/2041	7,941	8,609
6.50%, 04/01/2029	84	94		4.50%, 12/20/2041	6,633	7,190
6.50%, 06/01/2031	206	228		5.00%, 02/15/2034	312	345
6.50%, 06/01/2031	76	86		5.00%, 07/15/2039	2,192	2,408
6.50%, 06/01/2031	145	163		5.00%, 10/15/2039	6,105	6,787
6.50%, 09/01/2031	6	7		5.00%, 06/20/2041	5,243	5,784
6.50%, 12/01/2031	6	7		5.00%, 08/20/2043	3,589	3,959
6.50%, 01/01/2032	36	41		5.50%, 07/20/2033	2,527	2,828
6.50%, 04/01/2032	24	27		5.50%, 02/20/2034	2,636	2,981
6.50%, 04/01/2032	456	512		5.50%, 03/20/2034	2,543	2,850
6.50%, 08/01/2032	184	207		5.50%, 05/20/2035	292	328
6.50%, 11/01/2032	240	265		5.50%, 01/15/2039	801	896
6.50%, 11/01/2032	90	96		5.50%, 01/15/2039	373	416
6.50%, 11/01/2032	496	549		6.00%, 10/15/2023	177	198
6.50%, 12/01/2032	578	651		6.00%, 11/15/2023	54	61
6.50%, 01/01/2033	440	498		6.00%, 11/15/2023	24	27
6.50%, 02/01/2033	492	553		6.00%, 12/15/2023	2	3
6.50%, 07/01/2034	841	962		6.00%, 12/15/2023	43	49
6.50%, 02/01/2036	3,066	3,438		6.00%, 12/15/2023	27	31
6.50%, 04/01/2036	14	16		6.00%, 01/15/2024	16	18
6.50%, 08/01/2036	136	156		6.00%, 01/20/2024	8	9
6.50%, 08/01/2036	248	283		6.00%, 02/15/2024	19	22
6.50%, 10/01/2036	101	114		6.00%, 02/15/2024	30	34
6.50%, 11/01/2036	100	113		6.00%, 02/15/2024	37	42
6.50%, 07/01/2037	60	68		6.00%, 03/15/2024	18	21
6.50%, 07/01/2037	47	53		6.00%, 04/20/2024	42	47
6.50%, 08/01/2037	114	129		6.00%, 05/20/2024	33	37
6.50%, 08/01/2037	1,225	1,381		6.00%, 05/20/2024	23	25
6.50%, 10/01/2037	5,249	5,932		6.00%, 10/20/2024	13	15
6.50%, 01/01/2038	22	24		6.00%, 09/20/2025	25	29
6.50%, 02/01/2038	45	51		6.00%, 04/20/2026	92	103
6.50%, 05/01/2038	20	23		6.00%, 10/20/2028	14	16
6.50%, 02/01/2039	1,691	1,901		6.00%, 02/20/2029	153	177
7.00%, 05/01/2022	26	29		6.00%, 05/20/2032(b)	465	525
7.00%, 08/01/2028	124	144		6.00%, 08/15/2032	94	105
7.00%, 12/01/2028	110	121		6.00%, 09/15/2032	205	230
7.00%, 04/01/2029	31	31		6.00%, 02/15/2033	30	34
7.00%, 07/01/2029	111	129		6.00%, 07/20/2033	1,853	2,096
7.00%, 11/01/2031	714	807		6.00%, 08/15/2038	584	662
7.00%, 07/01/2032	199	222		6.50%, 09/15/2023	28	32
7.50%, 12/01/2024	157	173		6.50%, 09/15/2023	18	20
7.50%, 07/01/2029	35	35		6.50%, 09/15/2023	15	17
7.50%, 02/01/2030	97	108		6.50%, 09/15/2023	24	27
7.50%, 01/01/2031	3	3		6.50%, 10/15/2023	34	38
7.50%, 08/01/2032	25	28		6.50%, 11/15/2023	5	6
8.00%, 05/01/2022	1	1		6.50%, 12/15/2023	40	45
8.00%, 09/01/2024	1	1		6.50%, 12/15/2023	33	37
8.00%, 01/01/2025	1	1		6.50%, 12/15/2023	10	12
8.50%, 02/01/2023	2	2		6.50%, 12/15/2023	19	22
8.50%, 09/01/2025	2	2		6.50%, 01/15/2024	48	54
				6.50%, 01/15/2024	26	29

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
6.50%, 01/15/2024	$4	$5		7.50%, 04/15/2022	$7	$7
6.50%, 01/15/2024	27	30		7.50%, 05/15/2022	12	12
6.50%, 01/15/2024	9	10		7.50%, 07/15/2022	33	34
6.50%, 01/15/2024	17	19		7.50%, 08/15/2022	33	34
6.50%, 01/15/2024	8	9		7.50%, 08/15/2022	11	12
6.50%, 03/15/2024	45	51		7.50%, 08/15/2022	7	8
6.50%, 04/15/2024	27	30		7.50%, 08/15/2022	17	18
6.50%, 04/20/2024	17	19		7.50%, 08/15/2022	2	2
6.50%, 07/15/2024	65	74		7.50%, 02/15/2023	11	12
6.50%, 01/15/2026	12	14		7.50%, 02/15/2023	4	4
6.50%, 03/15/2026	17	19		7.50%, 05/15/2023	25	25
6.50%, 07/20/2026	4	5		7.50%, 05/15/2023	15	15
6.50%, 10/20/2028	15	17		7.50%, 05/15/2023	4	4
6.50%, 03/20/2031	122	141		7.50%, 06/15/2023	17	18
6.50%, 04/20/2031	98	112		7.50%, 10/15/2023	4	4
6.50%, 07/15/2031	2	3		7.50%, 11/15/2023	13	14
6.50%, 10/15/2031	20	23		7.50%, 03/15/2024	28	31
6.50%, 07/15/2032	8	9		7.50%, 08/15/2024	1	1
6.50%, 04/20/2034	671	757		7.50%, 05/15/2027	7	7
6.50%, 05/20/2034	771	898		7.50%, 05/15/2027	18	19
6.80%, 04/20/2025	50	53		7.50%, 06/15/2027	11	12
7.00%, 11/15/2022	7	8		7.50%, 08/15/2029	119	135
7.00%, 11/15/2022	19	19		7.50%, 09/15/2029	22	22
7.00%, 12/15/2022	60	66		7.50%, 09/15/2029	41	42
7.00%, 12/15/2022	9	9		7.50%, 10/15/2029	70	76
7.00%, 01/15/2023	11	12		7.50%, 11/15/2029	85	91
7.00%, 01/15/2023	9	9		7.50%, 11/15/2029	52	54
7.00%, 01/15/2023	20	21		8.00%, 08/15/2016	10	10
7.00%, 02/15/2023	64	67		8.00%, 12/15/2016	3	3
7.00%, 07/15/2023	22	24		8.00%, 04/15/2017	8	8
7.00%, 07/15/2023	27	29		8.00%, 05/15/2017	2	2
7.00%, 07/15/2023	10	11		8.00%, 06/15/2017	5	5
7.00%, 08/15/2023	20	22		8.00%, 06/15/2017	2	2
7.00%, 10/15/2023	19	21		8.00%, 02/15/2022	29	32
7.00%, 12/15/2023	30	33		8.00%, 04/15/2022	20	22
7.00%, 12/15/2023	20	23		8.00%, 12/15/2030	9	11
7.00%, 01/15/2026	14	14		9.00%, 11/15/2021	78	89
7.00%, 01/15/2027	26	29		9.50%, 04/15/2016	1	1
7.00%, 10/15/2027	2	3		9.50%, 09/15/2016	1	1
7.00%, 10/15/2027	2	2		9.50%, 11/15/2016	2	2
7.00%, 10/15/2027	14	15		9.50%, 07/15/2017	15	15
7.00%, 11/15/2027	51	53		9.50%, 10/15/2017	6	6
7.00%, 12/15/2027	26	29		9.50%, 11/15/2017	12	12
7.00%, 12/15/2027	2	2		9.50%, 09/20/2018	40	41
7.00%, 02/15/2028	1	1		9.50%, 09/15/2020	9	9
7.00%, 04/15/2028	20	21		9.50%, 12/20/2020	19	19
7.00%, 04/15/2028	3	3		9.50%, 01/20/2021	2	3
7.00%, 06/15/2028	160	179		9.50%, 02/20/2021	1	2
7.00%, 12/15/2028	92	103		9.50%, 03/20/2021	1	1
7.00%, 01/15/2029	60	67		9.50%, 08/15/2021	80	93
7.00%, 03/15/2029	46	49				$170,987
7.00%, 04/15/2029	23	24
7.00%, 04/15/2029	198	221		U.S. Treasury - 7.07%
7.00%, 05/15/2031	13	16		1.75%, 10/31/2018	9,500	9,598
7.00%, 06/20/2031	87	103		2.25%, 11/30/2017	17,100	17,756
7.00%, 07/15/2031	2	2		3.13%, 05/15/2021	63,600	67,346
7.00%, 09/15/2031	3	3		4.25%, 11/15/2040	11,400	13,146
7.25%, 09/15/2025	30	30		6.25%, 08/15/2023	10,200	13,364
7.50%, 04/15/2017	2	2				$121,210
7.50%, 04/15/2017	8	9		U.S. Treasury Strip - 0.35%
7.50%, 04/15/2017	9	9		0.00%, 05/15/2020(d),(e)	6,800	6,011
7.50%, 07/15/2018	7	7
7.50%, 12/15/2021	26	26		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.50%, 02/15/2022	14	15		OBLIGATIONS		$1,191,613
7.50%, 03/15/2022	3	4		Total Investments		$1,708,237
7.50%, 03/15/2022	10	11		Other Assets in Excess of Liabilities, Net - 0.42%		$7,237
7.50%, 04/15/2022	28	28		TOTAL NET ASSETS - 100.00%		$1,715,474
7.50%, 04/15/2022	7	7
7.50%, 04/15/2022	8	9

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2014 (unaudited)

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $36,164 or 2.11% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2014.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $76,080 or 4.43% of net assets.
(d)	Non-Income Producing Security
(e)	Security is a Principal Only Strip.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	89.85%
Government	7.42%
Exchange Traded Funds	0 .93%
Asset Backed Securities	0 .85%
Financial	0 .53%
Other Assets in Excess of Liabilities, Net	0 .42%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Biotechnology - 0.00%				BONDS (continued)	Amount (000's)		Value(000	's)
Neuro-Hitech Inc (a),(b)	250,000	$—		Automobile Manufacturers (continued)
				Jaguar Land Rover Automotive PLC
				(continued)
Commercial Services - 0.00%				5.63%, 02/01/2023(d)		$4,560	$4,760
Network Holding Co KSCC (a),(c)	393,257	—
				8.13%, 05/15/2021(d)		5,440	6,154
				Navistar International Corp
Computers - 0.00%				8.25%, 11/01/2021		21,650	22,029
SONICblue Inc (a),(c)	10,000,000	—					$65,601

				Automobile Parts & Equipment - 0.83%
Energy - Alternate Sources - 0.00%				Dana Holding Corp
Ogden Corp (a),(b),(c)	5,000,000	—		5.38%, 09/15/2021		8,085	8,348
				6.00%, 09/15/2023		8,135	8,562
Semiconductors - 0.00%				Gestamp Funding Luxembourg SA
				5.63%, 05/31/2020(d)		5,481	5,652
Tower Semiconductor Ltd - Warrants (a),(b),(c)	225,800	—
Tower Semiconductor Ltd - Warrants (a),(b),(c)	3,821,912	—		Lear Corp
		$—		5.38%, 03/15/2024		9,565	9,804
				Rhino Bondco S.P.A
TOTAL COMMON STOCKS		$—		7.25%, 11/15/2020(d)	EUR	2,000	2,983
INVESTMENT COMPANIES - 4.58%	Shares Held	Value(000	's)				$35,349
Publicly Traded Investment Fund - 4.58%				Banks- 3.47%
JP Morgan US Government Money Market	193,953,063	193,953
				Barclays PLC
Fund				8.25%, 12/29/2049(e)		$14,270	15,197
				CIT Group Inc
TOTAL INVESTMENT COMPANIES		$193,953		3.88%, 02/19/2019		21,620	21,863
PREFERRED STOCKS - 0.91%	Shares Held	Value(000	's)	Credit Suisse Group AG
Diversified Financial Services - 0.91%				7.50%, 12/11/2049(d),(e)		6,630	7,202
Ally Financial Inc (d)	39,000	38,625		Goldman Sachs Group Inc/The
				5.70%, 12/29/2049(e)		11,000	11,234
TOTAL PREFERRED STOCKS		$38,625		HBOS Capital Funding LP
				6.07%, 06/29/2049(d),(e)		10,360	10,360
BONDS	Principal
- 84.18%	Amount (000's)	Value(000	's)	ING Bank NV
				5.80%, 09/25/2023(d)		18,700	20,502
Aerospace & Defense - 0.20%				Morgan Stanley
Air 2 US				5.45%, 12/29/2049(e)		7,995	8,065
8.63%, 10/01/2020(c),(d)	$8,006	$8,447		RBS Capital Trust I
				2.10%, 12/29/2049(e)		2,727	2,659
Agriculture - 0.48%				RBS Capital Trust III
Pinnacle Operating Corp				5.51%, 09/29/2049		19,540	19,345
9.00%, 11/15/2020(d)	18,728	20,133		Royal Bank of Scotland Group PLC
				6.13%, 12/15/2022		7,085	7,541
				UBS AG/Stamford CT
Airlines - 0.55%				7.63%, 08/17/2022		10,545	12,530
American Airlines 2013-2 Class A Pass				Wells Fargo & Co
Through Trust				5.90%, 12/15/2049(e)		10,440	10,692
4.95%, 07/15/2024(d)	6,793	7,285					$147,190
Northwest Airlines 1999-2 Class B Pass
Through Trust				Beverages - 0.68%
7.95%, 09/01/2016(c)	1,564	1,608		Constellation Brands Inc
United Airlines 2007-1 Class C Pass Through				3.75%, 05/01/2021		13,575	13,269
Trust				4.25%, 05/01/2023		15,780	15,504
2.60%, 07/02/2014(c),(e)	7,000	7,000					$28,773
United Airlines 2014-1 Class B Pass Through				Building Materials - 0.99%
Trust				Boise Cascade Co
4.75%, 04/11/2022(c)	3,500	3,533
				6.38%, 11/01/2020		7,920	8,514
US Airways 2001-1G Pass Through Trust				Cemex Finance LLC
7.08%, 09/20/2022(c)	3,506	3,909
				6.00%, 04/01/2024(d)		2,150	2,153
		$23,335		Cemex SAB de CV
Apparel - 0.18%				7.25%, 01/15/2021(d)		14,285	15,356
Quiksilver Inc / QS Wholesale Inc				Grupo Isolux Corsan Finance BV
7.88%, 08/01/2018(d)	835	906		6.63%, 04/15/2021(d)	EUR	2,250	3,137
10.00%, 08/01/2020	5,935	6,736		Norbord Inc
				5.38%, 12/01/2020(d)		$12,480	12,667
		$7,642
							$41,827
Automobile Manufacturers - 1.55%
Chrysler Group LLC / CG Co-Issuer Inc				Chemicals - 2.29%
8.00%, 06/15/2019	18,120	19,841		Axiall Corp
8.00%, 06/15/2019(d)	1,210	1,325		4.88%, 05/15/2023(d)		7,847	7,671
Jaguar Land Rover Automotive PLC				Cornerstone Chemical Co
4.13%, 12/15/2018(d)	11,130	11,492		9.38%, 03/15/2018(d)		5,730	6,074

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Chemicals (continued)					Electric - 2.03%
Cornerstone Chemical Co (continued)					Elwood Energy LLC
9.38%, 03/15/2018		$4,085	$4,330		8.16%, 07/05/2026		$7,638	$8,401
Eagle Spinco Inc					Energy Future Intermediate Holding Co LLC /
4.63%, 02/15/2021(d)		14,335	14,263		EFIH Finance Inc
INEOS Group Holdings SA					11.75%, 03/01/2022 (d),(e)		16,867	20,072
5.88%, 02/15/2019(d)		4,075	4,157		10.00%, 12/01/2020		5,255	5,564
6.13%, 08/15/2018(d)		3,700	3,834		Indiantown Cogeneration LP
NOVA Chemicals Corp					9.77%, 12/15/2020		4,682	5,339
5.25%, 08/01/2023(d)		9,575	10,245		Miran Mid-Atlantic Series C Pass Through
Taminco Global Chemical Corp					Trust
9.75%, 03/31/2020(d)		41,120	46,311		10.06%, 12/30/2028		23,547	26,196
			$96,885		NRG Energy Inc
					6.25%, 05/01/2024(d)		6,760	6,785
Commercial Services - 0.23%					8.25%, 09/01/2020		12,375	13,659
TMS International Corp								$86,016
7.63%, 10/15/2021(d)		9,270	9,896
					Electrical Components & Equipment - 0.56%
					NorCell 1B AB
Computers - 2.33%					12.40%, 12/01/2019 (d),(e)	EUR	11,315	17,464
Compiler Finance Sub Inc
7.00%, 05/01/2021(d)		20,165	20,367		Norcell Sweden Holding 2 AB
					10.75%, 09/29/2019 (d)		4,000	6,311
NCR Corp
4.63%, 02/15/2021		24,423	24,606					$23,775
5.88%, 12/15/2021(d)		7,825	8,295		Electronics - 0.71%
Oberthur Technologies Holding SAS					Viasystems Inc
9.25%, 04/30/2020	EUR	500	771		7.88%, 05/01/2019(d)		$28,315	30,156
Seagate HDD Cayman
4.75%, 06/01/2023(d)		$16,335	16,355
6.88%, 05/01/2020		26,230	28,525		Engineering & Construction - 0.31%
			$98,919		Aguila 3 SA
					7.88%, 01/31/2018(d)		8,070	8,544
Consumer Products - 1.03%					Astaldi SpA
Reynolds Group Issuer Inc / Reynolds Group					7.13%, 12/01/2020(d)	EUR	3,150	4,728
Issuer LLC / Reynolds Group Issuer								$13,272
(Luxembourg) S.A.
7.13%, 04/15/2019		12,995	13,710		Entertainment - 3.06%
7.88%, 08/15/2019		2,950	3,238		CCM Merger Inc
					9.13%, 05/01/2019(d)		$21,383	22,933
9.00%, 04/15/2019		15,815	16,882
9.88%, 08/15/2019		8,978	9,965		Cinemark USA Inc
			$43,795		4.88%, 06/01/2023		17,915	17,377
					DreamWorks Animation SKG Inc
Distribution & Wholesale - 0.39%					6.88%, 08/15/2020(d)		16,530	17,935
HD Supply Inc					Peninsula Gaming LLC / Peninsula Gaming
7.50%, 07/15/2020		15,120	16,367		Corp
					8.38%, 02/15/2018(d)		16,680	17,931
					Regal Entertainment Group
Diversified Financial Services - 4.10%					5.75%, 03/15/2022		11,370	11,711
Aircastle Ltd
4.63%, 12/15/2018		8,040	8,231		5.75%, 02/01/2025		6,210	6,148
					WMG Acquisition Corp
5.13%, 03/15/2021		17,575	17,663		5.63%, 04/15/2022(d)		3,255	3,300
7.63%, 04/15/2020		8,050	9,227		6.00%, 01/15/2021(d)		6,557	6,868
Credit Acceptance Corp					6.75%, 04/15/2022(d)		12,355	12,448
6.13%, 02/15/2021(d)		32,150	33,436
Denali Borrower LLC/ Denali Finance Corp					WMG Holdings Corp
5.63%, 10/15/2020 (d)		38,135	39,184		13.75%, 10/01/2019		10,710	12,906
DVI Inc								$129,557
0.00%, 02/01/2004(a),(b),(c)		8,575	536		Environmental Control - 0.14%
0.00%, 02/01/2004(a),(b),(c)		6,850	428		Darling International Inc
Icahn Enterprises LP / Icahn Enterprises					5.38%, 01/15/2022(d)		5,785	5,944
Finance Corp
5.88%, 02/01/2022(d)		7,500	7,612
6.00%, 08/01/2020(d)		15,125	15,957		Food- 0.69%
International Lease Finance Corp					Ingles Markets Inc
2.18%, 06/15/2016(e)		10,565	10,671		5.75%, 06/15/2023		15,425	15,386
6.25%, 05/15/2019		12,540	13,841		Smithfield Foods Inc
					5.25%, 08/01/2018(d)		5,260	5,484
8.62%, 09/15/2015(e)		9,690	10,635
					5.88%, 08/01/2021(d)		8,105	8,520
SquareTwo Financial Corp
11.63%, 04/01/2017		6,370	6,354					$29,390
			$173,775		Forest Products & Paper - 1.85%
					Exopack Holdings SA
					7.88%, 11/01/2019(d)		11,380	12,063

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Forest Products & Paper (continued)				Insurance (continued)
Resolute Forest Products Inc				XL Group PLC
5.88%, 05/15/2023(d)	$15,665	$15,234		6.50%, 12/31/2049(e)		$13,292	$13,093
Sappi Papier Holding GmbH							$74,982
7.50%, 06/15/2032(d)	17,625	14,717
7.75%, 07/15/2017(d)	5,000	5,569		Internet - 1.66%
8.38%, 06/15/2019(d)	18,787	20,806		Adria Bidco BV
				7.88%, 11/15/2020(d)	EUR	12,000	17,772
Verso Paper Holdings LLC / Verso Paper Inc
11.75%, 01/15/2019	9,340	10,087		Equinix Inc
		$78,476		4.88%, 04/01/2020		$5,910	6,028
				5.38%, 04/01/2023		15,430	15,700
Healthcare - Products - 1.32%				Zayo Group LLC / Zayo Capital Inc
ConvaTec Finance International SA				10.13%, 07/01/2020		26,594	30,783
8.25%, PIK 9.00%, 01/15/2019 (d),(f)	25,165	25,731					$70,283
Universal Hospital Services Inc
7.63%, 08/15/2020	28,360	30,345		Iron & Steel - 2.01%
		$56,076		ArcelorMittal
				7.50%, 10/15/2039		48,805	51,123
Healthcare - Services - 3.47%				BlueScope Steel Finance Ltd/BlueScope Steel
Centene Corp				Finance USA LLC
4.75%, 05/15/2022	7,190	7,226		7.13%, 05/01/2018(d)		7,370	7,923
5.75%, 06/01/2017	14,793	16,161		Commercial Metals Co
CHS/Community Health Systems Inc				4.88%, 05/15/2023		18,685	17,938
5.13%, 08/01/2021(d)	2,010	2,050		Signode Industrial Group Lux SA/Signode
Fresenius Medical Care US Finance II Inc				Industrial Group US Inc
5.88%, 01/31/2022(d)	7,825	8,334		6.38%, 05/01/2022(d)		8,205	8,287
Fresenius Medical Care US Finance Inc							$85,271
6.50%, 09/15/2018(d)	4,895	5,495
HCA Holdings Inc				Lodging - 0.87%
6.25%, 02/15/2021	2,480	2,620		Caesars Entertainment Operating Co Inc
HCA Inc				11.25%, 06/01/2017		11,030	10,534
4.75%, 05/01/2023	21,400	21,026		MGM Resorts International
5.00%, 03/15/2024	13,545	13,443		6.63%, 12/15/2021		6,290	6,921
5.88%, 03/15/2022	12,015	12,886		10.00%, 11/01/2016		16,390	19,463
7.25%, 09/15/2020	12,480	13,463					$36,918
7.50%, 11/06/2033	6,010	6,160		Machinery - Construction & Mining - 0.20%
MPH Acquisition Holdings LLC				Vander Intermediate Holding II Corp
6.63%, 04/01/2022(d)	15,920	16,477		9.75%, PIK 10.50%, 02/01/2019 (d),(f)		7,930	8,366
WellCare Health Plans Inc
5.75%, 11/15/2020	20,210	21,574
		$146,915		Media- 6.09%
				Cablevision Systems Corp
Holding Companies - Diversified - 0.72%				8.00%, 04/15/2020		13,880	16,031
Alphabet Holding Co Inc				CSC Holdings LLC
7.75%, 11/01/2017	9,020	9,336		6.75%, 11/15/2021		4,685	5,218
Nielsen Co Luxembourg SARL/The				Cumulus Media Holdings Inc
5.50%, 10/01/2021(d)	20,355	21,220		7.75%, 05/01/2019		10,067	10,721
		$30,556		DISH DBS Corp
				5.88%, 07/15/2022		34,170	36,861
Home Builders - 2.47%				6.75%, 06/01/2021		39,050	44,126
Ashton Woods USA LLC / Ashton Woods
Finance Co				7.88%, 09/01/2019		28,160	33,405
6.88%, 02/15/2021(d)	7,955	8,074		Network Communications Inc
				8.60%, PIK 8.60%, 01/14/2020 (c),(d),(f)		3,053	—
Beazer Homes USA Inc				Nielsen Finance LLC / Nielsen Finance Co
6.63%, 04/15/2018	2,646	2,825		5.00%, 04/15/2022 (d)		13,465	13,499
Lennar Corp				Numericable Group SA
4.13%, 12/01/2018	14,125	14,266		6.00%, 05/15/2022(d),(g)		7,030	7,197
4.75%, 11/15/2022(e)	22,880	22,308
				RCN Telecom Services LLC / RCN Capital
MDC Holdings Inc				Corp
6.00%, 01/15/2043	21,965	19,768		8.50%, 08/15/2020(d)		12,605	13,361
WCI Communities Inc
6.88%, 08/15/2021(d)	16,220	16,707		TVN Finance Corp III AB
				7.38%, 12/15/2020(d)	EUR	2,000	3,149
Woodside Homes Co LLC / Woodside Homes				Univision Communications Inc
Finance Inc				6.75%, 09/15/2022(d)		$4,516	4,968
6.75%, 12/15/2021(d)	20,155	20,558
				6.88%, 05/15/2019(d)		6,735	7,198
		$104,506		8.50%, 05/15/2021(d)		14,896	16,386
Insurance - 1.77%				VTR Finance BV
Liberty Mutual Group Inc				6.88%, 01/15/2024(d)		1,040	1,084
7.00%, 03/07/2067(d),(e)	19,172	20,418		WideOpenWest Finance LLC /
Voya Financial Inc				WideOpenWest Capital Corp
5.65%, 05/15/2053(e)	41,475	41,471		13.38%, 10/15/2019		31,030	36,460

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value (000's)

Media (continued)				Oil & Gas Services - 1.31%
WideOpenWest Finance LLC /				CGG SA
WideOpenWest Capital Corp (continued)				5.88%, 05/15/2020(d)	EUR	2,500	$3,468
10.25%, 07/15/2019 (d)	$7,415	$8,379		6.88%, 01/15/2022(d),(g)		$5,255	5,304
		$258,043		Exterran Partners LP / EXLP Finance Corp
				6.00%, 10/01/2022(d)		7,955	7,915
Metal Fabrication & Hardware - 0.20%				FTS International Inc
Wise Metals Intermediate Holdings LLC/Wise				6.25%, 05/01/2022(d)		13,345	13,512
Holdings Finance Corp				Hornbeck Offshore Services Inc
9.75%, PIK 10.50%, 06/15/2019 (d),(f)	8,560	8,517
				5.00%, 03/01/2021		9,820	9,526
				Key Energy Services Inc
Mining - 1.36%				6.75%, 03/01/2021		14,891	15,710
FMG Resources August 2006 Pty Ltd							$55,435
6.88%, 02/01/2018(d)	13,350	14,084
6.88%, 04/01/2022(d)	8,180	8,753		Packaging & Containers - 1.31%
8.25%, 11/01/2019(d)	14,720	16,265		ARD Finance SA
				11.13%, PIK 11.13%, 06/01/2018(d),(f)		7,826	8,609
Midwest Vanadium Pty Ltd
0.00%, 02/15/2018(a),(d)	11,225	5,949		Ardagh Packaging Finance PLC / Ardagh
				Holdings USA Inc
St Barbara Ltd				7.00%, 11/15/2020(d)		1,039	1,083
8.88%, 04/15/2018(d)	15,120	12,550
				Beverage Packaging Holdings Luxembourg II
		$57,601		SA / Beverage Packaging Holdings II
Oil & Gas - 8.67%				5.63%, 12/15/2016(d)		4,845	4,948
Carrizo Oil & Gas Inc				6.00%, 06/15/2017(d)		2,755	2,838
7.50%, 09/15/2020	11,280	12,352		Crown Cork & Seal Co Inc
8.63%, 10/15/2018	17,745	18,987		7.38%, 12/15/2026		16,654	18,486
Chaparral Energy Inc				Exopack Holding Corp
7.63%, 11/15/2022	2,885	3,072		10.00%, 06/01/2018 (d)		18,220	19,586
9.88%, 10/01/2020	7,360	8,335					$55,550
Chesapeake Energy Corp
3.47%, 04/15/2019(e)	12,310	12,433		Pharmaceuticals - 1.71%
				Forest Laboratories Inc
4.88%, 04/15/2022	27,780	27,815		4.38%, 02/01/2019(d)		4,420	4,702
6.13%, 02/15/2021	5,525	6,050		4.88%, 02/15/2021(d)		8,025	8,557
Concho Resources Inc				Grifols Worldwide Operations Ltd
7.00%, 01/15/2021	10,270	11,400		5.25%, 04/01/2022(d)		9,100	9,236
Denbury Resources Inc				Par Pharmaceutical Cos Inc
5.50%, 05/01/2022	21,285	21,524		7.38%, 10/15/2020		8,995	9,760
EP Energy LLC / EP Energy Finance Inc
9.38%, 05/01/2020	18,325	21,120		Salix 6.00%, Pharmaceuticals 01/15/2021 Ltd (d)		11,985	12,854
Halcon Resources Corp				Valeant Pharmaceuticals International
8.88%, 05/15/2021	9,655	10,005		5.63%, 12/01/2021(d)		9,090	9,454
9.25%, 02/15/2022(d)	6,000	6,300
				7.50%, 07/15/2021(d)		15,865	17,689
9.75%, 07/15/2020(d)	1,695	1,809
Kodiak Oil & Gas Corp							$72,252
5.50%, 01/15/2021	16,200	16,686		Pipelines - 1.35%
5.50%, 02/01/2022	5,315	5,448		Access Midstream Partners LP / ACMP
8.13%, 12/01/2019	12,060	13,387		Finance Corp
Linn Energy LLC / Linn Energy Finance				4.88%, 05/15/2023		10,930	11,067
Corp				Kinder Morgan Inc/DE
7.25%, 11/01/2019(d),(e)	9,585	9,908		5.00%, 02/15/2021(d)		8,300	8,301
Northern Blizzard Resources Inc				5.63%, 11/15/2023(d)		10,405	10,410
7.25%, 02/01/2022(d)	16,285	16,733		Sabine Pass Liquefaction LLC
Oasis Petroleum Inc				5.63%, 02/01/2021(e)		10,410	10,748
6.50%, 11/01/2021	3,655	3,911		6.25%, 03/15/2022(d)		15,695	16,460
6.88%, 03/15/2022(d)	5,645	6,125					$56,986
6.88%, 01/15/2023	11,425	12,368
Ocean Rig UDW Inc				Real Estate - 0.43%
7.25%, 04/01/2019(d)	24,430	23,331		Crescent Resources LLC / Crescent Ventures
Pacific Drilling SA				Inc
5.38%, 06/01/2020(d)	7,706	7,494		10.25%, 08/15/2017 (d)		16,155	18,053
PDC Energy Inc
7.75%, 10/15/2022	24,945	27,377		REITS- 0.67%
QEP Resources Inc				DuPont Fabros Technology LP
5.25%, 05/01/2023	16,546	16,380		5.88%, 09/15/2021		8,065	8,408
RKI Exploration & Production LLC / RKI				iStar Financial Inc
Finance Corp				3.88%, 07/01/2016		1,630	1,679
8.50%, 08/01/2021(d)	17,007	18,453		4.88%, 07/01/2018		8,230	8,477
Seadrill Ltd				9.00%, 06/01/2017		8,295	9,746
5.63%, 09/15/2017(d)	27,540	28,469
							$28,310
		$367,272

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Retail - 3.22%				Telecommunications (continued)
Building Materials Holding Corp				Matterhorn Financing & CY SCA
9.00%, 09/15/2018(d)	$10,980	$11,941		9.00%, 04/15/2019(d)	EUR	6,850	$9,861
Landry's Holdings II Inc				Mobile Challenger Intermediate Group SA
10.25%, 01/01/2018 (d)	18,155	19,426		8.75%, PIK 9.50%, 03/15/2019 (d),(f)		4,300	6,145
Landry's Inc				NII Capital Corp
9.38%, 05/01/2020(d)	10,805	11,913		7.63%, 04/01/2021		$22,115	6,579
Michaels FinCo Holdings LLC / Michaels				NII International Telecom SCA
FinCo Inc				7.88%, 08/15/2019(d)		4,155	2,929
7.50%, PIK 8.25%, 08/01/2018 (d),(f)	15,570	16,037		11.38%, 08/15/2019 (d)		4,500	3,262
Michaels Stores Inc				SoftBank Corp
5.88%, 12/15/2020(d)	9,633	9,777		4.50%, 04/15/2020(d)		28,380	28,451
Neiman Marcus Group LTD LLC				Sprint Capital Corp
8.75%, 10/15/2021(d)	20,660	22,829		6.88%, 11/15/2028		7,235	7,145
New Academy Finance Co LLC / New				Sprint Communications Inc
Academy Finance Corp				6.00%, 11/15/2022		16,545	16,669
8.00%, PIK 8.75%, 06/15/2018 (d),(f)	21,990	22,540		7.00%, 08/15/2020		26,235	28,531
Petco Holdings Inc				9.00%, 11/15/2018(d)		12,425	15,143
8.50%, PIK 9.25%, 10/15/2017 (d),(f)	9,525	9,717		Sprint Corp
Suburban Propane Partners LP/Suburban				7.13%, 06/15/2024(d)		6,435	6,757
Energy Finance Corp				7.88%, 09/15/2023(d)		12,845	14,162
7.38%, 03/15/2020	11,525	12,303		T-Mobile USA Inc
		$136,483		6.13%, 01/15/2022		4,110	4,321
				6.25%, 04/01/2021		18,595	19,804
Savings & Loans - 0.00%				6.50%, 01/15/2024		4,025	4,221
Washington Mutual Bank / Henderson NV				6.63%, 04/28/2021		12,140	13,111
0.00%, 06/15/2011(a),(c)	3,500	—
0.00%, 01/15/2013(a)	3,000	—		UPCB Finance VI Ltd
				6.88%, 01/15/2022(d)		3,750	4,087
0.00%, 01/15/2015(a),(e)	2,000	—
				Vivacom
		$—		6.63%, 11/15/2018(d)	EUR	3,600	5,207
Software - 0.93%				Wind Acquisition Finance SA
Activision Blizzard Inc				6.50%, 04/30/2020(d)		$300	322
5.63%, 09/15/2021(d)	16,060	17,124		7.25%, 02/15/2018(d)		9,450	9,946
6.13%, 09/15/2023(d)	20,295	22,071		7.38%, 04/23/2021(d)		24,140	24,804
		$39,195					$460,379

Telecommunications - 10.87%				Transportation - 2.72%
Altice Financing SA				AG Spring Finance II Ltd
6.50%, 01/15/2022(d)	5,830	6,107		9.50%, 06/01/2019(d)	EUR	2,500	3,572
Altice Finco SA				Eletson Holdings
8.13%, 01/15/2024(d)	1,200	1,296		9.63%, 01/15/2022(d)		$15,475	16,481
9.88%, 12/15/2020(d)	9,217	10,567		Navios Maritime Acquisition Corp / Navios
Altice SA				Acquisition Finance US Inc
7.75%, 05/15/2022(d),(g)	15,795	16,466		8.13%, 11/15/2021(d)		37,660	39,261
B Communications Ltd				Navios Maritime Holdings Inc / Navios
7.38%, 02/15/2021(d)	4,750	5,023		Maritime Finance II US Inc
Digicel Group Ltd				7.38%, 01/15/2022(d)		16,245	16,407
7.13%, 04/01/2022(d)	4,550	4,573		Navios South American Logistics Inc / Navios
8.25%, 09/30/2020(d)	5,485	5,842		Logistics Finance US Inc
Digicel Ltd				7.25%, 05/01/2022(d)		12,220	12,251
6.00%, 04/15/2021(d)	13,450	13,618		PHI Inc
8.25%, 09/01/2017(d)	7,360	7,636		5.25%, 03/15/2019(d)		8,010	8,130
Eileme 1 AB				Swift Services Holdings Inc
14.25%, PIK 14.25%, 08/15/2020(d),(f)	3,319	3,452		10.00%, 11/15/2018		11,155	12,173
Eileme 2 AB				Topaz Marine SA
11.63%, 01/31/2020 (d)	11,125	13,294		8.63%, 11/01/2018(d)		6,540	6,867
Goodman Networks Inc							$115,142
12.13%, 07/01/2018 (d)	8,005	8,846
				Trucking & Leasing - 0.20%
12.13%, 07/01/2018	10,183	11,252		Jurassic Holdings III Inc
Intelsat Jackson Holdings SA				6.88%, 02/15/2021(d)		8,060	8,342
5.50%, 08/01/2023(d)	27,970	27,376
7.25%, 10/15/2020	24,500	26,460		TOTAL BONDS			$3,565,953
Intelsat Luxembourg SA
6.75%, 06/01/2018	5,000	5,287			Principal
7.75%, 06/01/2021	14,565	15,184		CONVERTIBLE BONDS - 0.80%	Amount (000's)		Value(000	's)
8.13%, 06/01/2023	12,950	13,597		Food Service - 0.00%
Level 3 Communications Inc				FU JI Food and Catering Services Holdings
11.88%, 02/01/2019	11,823	13,330		Ltd
Level 3 Financing Inc				0.00%, 11/09/2009(a),(c)	HKD	46,500	—
6.13%, 01/15/2021(d)	5,720	6,006
8.13%, 07/01/2019	12,535	13,710

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2014 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000's)		Value (000's)	(continued)	Amount (000's)	Value(000	's)

Food Service (continued)				Entertainment (continued)
FU JI Food and Catering Services Holdings				WMG Acquisition Corp, Term Loan B
Ltd (continued)				3.75%, 07/07/2020(e)	$11,226	$11,116
0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	$—			$41,620

			$—	Forest Products & Paper - 0.63%
Semiconductors - 0.80%				Caraustar Industries Inc, Term Loan B
Jazz Technologies Inc				7.50%, 04/26/2019(e)	11,899	12,048
8.00%, 12/31/2018(d)		$32,303	33,979	Exopack Holdings SA, Term Loan B
				5.25%, 04/24/2019(e)	4,190	4,220
TOTAL CONVERTIBLE BONDS			$33,979	NewPage Corp, Term Loan
SENIOR FLOATING RATE INTERESTS -	Principal			9.50%, 02/05/2021(e)	10,510	10,597
9.07%	Amount (000's)		Value (000's)			$26,865
Automobile Manufacturers - 0.10%				Healthcare - Products - 0.37%
Chrysler Group LLC, Term Loan B				Accellent Inc, Term Loan
3.50%, 05/24/2017(e)		$4,111	$4,103	0.00%, 02/19/2021(e),(h)	7,775	7,704
				Kinetic Concepts Inc, Term Loan E1
				4.00%, 05/04/2018(e)	7,845	7,833
Building Materials - 0.52%						$15,537
CPG International Inc, Term Loan B
4.75%, 09/30/2020(e)		8,955	8,955	Healthcare - Services - 0.87%
GYP Holdings III Corp, Term Loan B				CHS/Community Health Systems Inc, Term
4.75%, 03/26/2021(e)		3,590	3,518	Loan D
7.75%, 03/25/2022(e)		9,515	9,575	4.25%, 01/27/2021(e)	5,835	5,855
			$22,048	CHS/Community Health Systems Inc, Term
				Loan E
Chemicals - 0.51%				3.47%, 01/25/2017(e)	18,115	18,092
Allnex Luxembourg & CY SCA, Term Loan				MPH Acquisition Holdings LLC, Term Loan
8.25%, 03/12/2020(e)		8,045	8,206
				B
Ineos US Finance LLC, Term Loan B				3.05%, 03/19/2021(e)	3,701	3,681
3.75%, 05/04/2018(e)		10,213	10,112
				Radnet Management Inc, Term Loan B
Taminco Global Chemical Corp, Term Loan				8.00%, 03/25/2021(e)	9,090	9,010
B
3.25%, 02/15/2019(e)		3,389	3,355			$36,638
			$21,673	Holding Companies - Diversified - 0.03%
				CeramTec Service GmbH, Term Loan B1
Coal- 0.36%				4.25%, 07/30/2020(e)	1,414	1,409
Patriot Coal Corp, Term Loan EXIT
9.00%, 12/18/2018(e)		15,366	15,319
				Insurance - 0.78%
				Asurion LLC, Term Loan
Consumer Products - 0.20%				8.50%, 02/19/2021(e)	19,585	20,099
Dell International LLC, Term Loan B				Asurion LLC, Term Loan B2
4.50%, 03/24/2020(e)		8,572	8,546
				4.25%, 06/19/2020(e)	6,677	6,584
				CNO Financial Group Inc, Term Loan B2
Diversified Financial Services - 0.19%				3.75%, 09/28/2018(e)	6,143	6,127
CeramTec Acquisition Corp, Term Loan B2						$32,810
4.25%, 08/30/2020(e)		140	140
INA Beteiligungsgesellschaft mbH, Term				Lodging - 0.81%
Loan C				Caesars Entertainment Operating Co Inc, Term
4.25%, 01/20/2017(e)		8,045	8,053	Loan B4
				9.50%, 10/31/2016(e)	2,108	2,084
			$8,193	Caesars Entertainment Operating Co Inc, Term
Electric - 0.45%				Loan B6
Dynegy Inc, Term Loan B2				5.40%, 01/28/2018(e)	34,508	32,196
4.00%, 04/16/2020(e)		1,743	1,740			$34,280
Texas Competitive Electric Holdings Co LLC,
Term Loan NONEXT				Media- 0.76%
3.74%, 10/10/2014(e)		22,873	17,202	Cumulus Media Holdings Inc, Term Loan B
				4.25%, 12/23/2020(e)	3,090	3,088
			$18,942	Univision Communications Inc, Term Loan
Electronics - 0.22%				C3
Isola USA Corp, Term Loan B				4.00%, 03/01/2020(e)	3,277	3,259
9.25%, 11/29/2018(e)		9,237	9,422	Univision Communications Inc, Term Loan
				C4
				4.00%, 03/01/2020(e)	8,048	8,011
Entertainment - 0.98%				Virgin Media Investment Holdings Ltd, Term
CCM Merger Inc, Term Loan				Loan B
5.00%, 03/01/2017(e)		18,295	18,226
				3.50%, 02/15/2020(e)	8,195	8,136
NEP/NCP Holdco Inc, Term Loan B				WideOpenWest Finance LLC, Term Loan B
4.25%, 01/22/2020(e)		850	847
				4.75%, 03/27/2019(e)	9,872	9,879
Peninsula Gaming LLC, Term Loan B
4.25%, 11/30/2017(e)		11,434	11,431			$32,373

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2014 (unaudited)

			Portfolio Summary (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		Sector	Percent
(continued)	Amount (000's)	Value (000's)	Communications	19 .72%
			Consumer, Cyclical	15 .01%
Mining - 0.11%			Financial	12 .54%
FMG Resources August 2006 Pty Ltd, Term			Energy	11 .81%
Loan B			Consumer, Non-cyclical	11 .54%
4.25%, 06/30/2019(e)	$4,669	$4,665	Basic Materials	8.76%
			Industrial	8 .29%
			Exchange Traded Funds	4 .58%
Miscellaneous Manufacturing - 0.01%			Technology	4 .06%
CeramTec GmbH, Term Loan B3
4.25%, 08/30/2020(e)	433	431	Utilities	2 .48%
			Diversified	0 .75%
			Other Assets in Excess of Liabilities, Net	0.46%
Oil & Gas - 0.12%			TOTAL NET ASSETS	100.00%
Seadrill Operating LP, Term Loan B
4.00%, 02/12/2021(e)	5,257	5,224

Pharmaceuticals - 0.49%
JLL/Delta Dutch Newco BV, Term Loan B
0.00%, 01/22/2021(e),(h)	6,270	6,173
Par Pharmaceutical Cos Inc, Term Loan B
4.00%, 09/30/2019(e)	14,563	14,476
		$20,649

REITS- 0.22%
iStar Financial Inc, Term Loan A2
7.00%, 06/30/2014(e)	8,820	9,239

Telecommunications - 0.34%
Altice Financing SA, Delay-Draw Term Loan
DD
5.50%, 07/03/2019(e)	5,062	5,151
Integra Telecom Holdings Inc, Term Loan
9.75%, 02/19/2020(e)	2,510	2,561
NTELOS Inc, Term Loan B
5.75%, 11/09/2019(e)	6,518	6,523
		$14,235
TOTAL SENIOR FLOATING RATE INTERESTS		$384,221
Total Investments	$4,216,731
Other Assets in Excess of Liabilities, Net - 0.46%		$19,533
TOTAL NET ASSETS - 100.00%		$4,236,264

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $25,461 or 0.60% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,886,803 or 44.54% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2014.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after April 30, 2014, at which time the interest rate will be determined.

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Appreciation/(Depreciation)
Euro	Brown Brothers Harriman & Co	06/19/2014	25,000,000	$34,378	$34,675	$297
Total						$297

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2014 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Appreciation/(Depreciation)
Euro	Brown Brothers Harriman & Co	06/19/2014	80,000,000	$111,411	$110,961	$450
Total						$450

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

COMMON STOCKS - 0.20%	Shares Held	Value(000	's)		Principal
Building Materials - 0.03%				BONDS- 87.45%	Amount (000's)	Value (000's)
US Concrete Inc (a)	21,880	$539		Advertising - 0.37%
				CBS Outdoor Americas Capital LLC / CBS
				Outdoor Americas Capital Corp
Chemicals - 0.00%				5.25%, 02/15/2022(d)	$380	$390
LyondellBasell Industries NV	25	2		5.63%, 02/15/2024(d)	1,250	1,284
				inVentiv Health Inc
Computers - 0.00%				9.00%, 01/15/2018(d)	570	604
Stratus Technologies Bermuda Ltd / Stratus	12,366	—		11.00%, 08/15/2018 (d),(e)	1,226	1,131
Technologies Inc (a),(b),(c)				11.00%, 08/15/2018 (d),(e)	835	772
				Lamar Media Corp
Diversified Financial Services - 0.02%				5.00%, 05/01/2023	475	477
Capmark Financial Group Inc (a),(c)	10,610,000	63		Sitel LLC / Sitel Finance Corp
Somerset Cayuga Holding Co Inc (a),(c)	6,862	185		11.50%, 04/01/2018	1,242	1,177
				11.00%, 08/01/2017 (d)	545	585
		$248				$6,420
Electric - 0.07%
Dynegy Inc (a)	43,000	1,223		Aerospace & Defense - 0.35%
				Alliant Techsystems Inc
				5.25%, 10/01/2021(d)	466	483
Forest Products & Paper - 0.07%				B/E Aerospace Inc
NewPage Group Inc (a),(b),(c)	14,145	1,245		5.25%, 04/01/2022	1,072	1,110
				6.88%, 10/01/2020	1,664	1,818
Packaging & Containers - 0.00%				Esterline Technologies Corp
Constar International (a),(b),(c)	9,689	—		7.00%, 08/01/2020	750	812
				GenCorp Inc
				7.13%, 03/15/2021	316	343
Retail - 0.01%				TransDigm Inc
Neebo Inc (a),(b)	20,064	145		7.75%, 12/15/2018	1,000	1,065
Neebo Inc - Warrants (a),(b),(c)	7,519	—		Triumph Group Inc
Neebo Inc - Warrants (a),(b),(c)	3,508	—		8.63%, 07/15/2018	460	486
		$145				$6,117

Transportation - 0.00%				Airlines - 0.73%
General Maritime Corp (a),(b),(c)	974	14		Continental Airlines 2003-ERJ1 Pass Through
General Maritime Corp - Warrants (a),(b),(c)	1,507	—		Trust
		$14		7.88%, 01/02/2020(b)	1,596	1,739
TOTAL COMMON STOCKS		$3,416		Continental Airlines 2004-ERJ1 Pass Through
INVESTMENT COMPANIES - 4.64%	Shares Held	Value(000	's)	Trust
				9.56%, 09/01/2019	353	402
Publicly Traded Investment Fund - 4.64%				Continental Airlines 2005-ERJ1 Pass Through
Goldman Sachs Financial Square Funds -	80,657,548	80,658		Trust
Money Market Fund				9.80%, 04/01/2021	2,553	2,936
				Continental Airlines 2006-ERJ1 Pass Through
TOTAL INVESTMENT COMPANIES		$80,658		Trust
PREFERRED STOCKS - 0.52%	Shares Held	Value(000	's)	9.32%, 11/01/2019(c),(d)	213	241
Banks - 0.18%				Continental Airlines 2012-3 Class C Pass Thru
COBANK ACB 11.00%; Series D	60,000	3,150		Certificates
				6.13%, 04/29/2018	845	900
				Delta Air Lines 2007-1 Class B Pass Through
Computers - 0.00%				Trust
Stratus Technologies Bermuda Ltd / Stratus	2,814	—		8.02%, 08/10/2022(c)	475	551
Technologies Inc (a),(b),(c)				Delta Air Lines 2007-1 Class C Pass Through
				Trust
Diversified Financial Services - 0.11%				8.95%, 08/10/2014	122	124
Ally Financial Inc (d)	2,046	2,026		Delta Air Lines 2012-1 Class B Pass Through
				Trust
				6.88%, 05/07/2019(c),(d)	1,119	1,228
Insurance - 0.23%				Northwest Airlines 2007-1 Class A Pass
Hartford Financial Services Group Inc/The	19,400	580		Through Trust
XLIT Ltd	3,935	3,383		7.03%, 11/01/2019	1,858	2,118
		$3,963		UAL 2007-1 Pass Through Trust
Packaging & Containers - 0.00%				6.64%, 01/02/2024	519	569
Constar International (a),(b),(c)	977	—		United Airlines Inc
				6.75%, 09/15/2015(d)	1,060	1,077
				US Airways 2013-1 Class B Pass Through
TOTAL PREFERRED STOCKS		$9,139		Trust
				5.38%, 11/15/2021(c)	855	876
						$12,761

				Automobile Manufacturers - 0.97%
				Chrysler Group LLC / CG Co-Issuer Inc
				8.00%, 06/15/2019	3,254	3,563

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Automobile Manufacturers (continued)				Banks (continued)
Chrysler Group LLC / CG Co-Issuer Inc				Wells Fargo & Co (continued)
(continued)				7.98%, 12/31/2049(e)	$1,500	$1,703
8.00%, 06/15/2019(d)	$1,344	$1,472				$46,604
8.25%, 06/15/2021	3,647	4,098
8.25%, 06/15/2021(d)	3,447	3,874		Beverages - 0.11%
Ford Motor Co				Constellation Brands Inc
9.98%, 02/15/2047	1,570	2,369		3.75%, 05/01/2021	229	224
General Motors Co				4.25%, 05/01/2023	461	453
0.00%, 11/15/2015(a),(b),(c)	75	—		6.00%, 05/01/2022	295	327
0.00%, 11/15/2015(a),(b),(c)	100	—		7.25%, 05/15/2017	275	317
0.00%, 12/01/2020(a),(b),(c)	25	—		Crestview DS Merger Sub II Inc
				10.00%, 09/01/2021 (d)	606	673
0.00%, 12/01/2020(a),(b),(c)	50	—
0.00%, 07/15/2023(a),(b),(c)	1,000	—				$1,994
0.00%, 09/01/2025(a),(b),(c)	700	—		Building Materials - 2.00%
0.00%, 05/01/2028(a),(b),(c)	150	—		Building Materials Corp of America
0.00%, 07/15/2033(a),(b),(c)	5,050	—		6.75%, 05/01/2021(d)	2,330	2,522
0.00%, 03/15/2036(a),(b),(c)	725	—		Calcipar SA
3.50%, 10/02/2018(d)	190	194		6.88%, 05/01/2018(d)	253	268
Jaguar Land Rover Automotive PLC				Cemex Espana Luxembourg
4.13%, 12/15/2018(d)	1,008	1,041		9.25%, 05/12/2020(d)	1,900	2,066
5.63%, 02/01/2023(d)	300	313		9.88%, 04/30/2019(d)	3,725	4,261
		$16,924		Cemex Finance LLC
				6.00%, 04/01/2024(d)	581	582
Automobile Parts & Equipment - 0.38%				9.38%, 10/12/2022(d)	1,425	1,642
Goodyear Tire & Rubber Co/The
6.50%, 03/01/2021	800	866		Cemex SAB de CV
				5.23%, 09/30/2015(d),(e)	1,000	1,029
7.00%, 05/15/2022	3,020	3,330		6.50%, 12/10/2019(d)	325	341
Pittsburgh Glass Works LLC				7.25%, 01/15/2021(d)	2,463	2,648
8.00%, 11/15/2018(d)	750	817
				9.00%, 01/11/2018(d)	650	702
Schaeffler Finance BV
4.75%, 05/15/2021(d)	475	487		Griffon Corp
				5.25%, 03/01/2022(d)	800	790
Stackpole International Intermediate /
Stackpole International Powder				Headwaters Inc
				7.25%, 01/15/2019(d)	482	507
7.75%, 10/15/2021(d)	1,065	1,140
		$6,640		Lafarge SA
				7.13%, 07/15/2036	550	624
Banks- 2.68%				Masco Corp
Bank of America Corp				5.95%, 03/15/2022	370	403
8.00%, 12/29/2049(e)	1,223	1,385		7.13%, 03/15/2020	48	56
8.13%, 12/29/2049(e)	3,195	3,628		Masonite International Corp
Barclays Bank PLC				8.25%, 04/15/2021(d)	1,460	1,606
7.63%, 11/21/2022	1,330	1,510		Norbord Inc
CIT Group Inc				5.38%, 12/01/2020(d)	665	675
3.88%, 02/19/2019	4,695	4,748		Roofing Supply Group LLC / Roofing Supply
5.00%, 05/15/2017	672	718		Finance Inc
5.00%, 08/15/2022	2,778	2,841		10.00%, 06/01/2020 (d)	43	47
5.25%, 03/15/2018	2,135	2,290		Unifrax I LLC / Unifrax Holding Co
5.38%, 05/15/2020	4,392	4,688		7.50%, 02/15/2019(d)	500	528
5.50%, 02/15/2019(d)	2,170	2,338		US Concrete Inc
6.63%, 04/01/2018(d)	5,060	5,648		8.50%, 12/01/2018(d)	530	574
Citigroup Inc				USG Corp
5.95%, 12/29/2049	1,881	1,860		5.88%, 11/01/2021(d)	263	279
Goldman Sachs Group Inc/The				7.88%, 03/30/2020(d)	26	29
5.70%, 12/29/2049(e)	868	886		8.38%, 10/15/2018(d)	1,625	1,731
Morgan Stanley				9.75%, 01/15/2018(e)	5,700	6,868
5.45%, 12/29/2049(e)	435	439		Vulcan Materials Co
Royal Bank of Scotland Group PLC				7.50%, 06/15/2021	3,425	4,033
6.00%, 12/19/2023	1,555	1,625				$34,811
6.10%, 06/10/2023	627	664
6.13%, 12/15/2022	2,291	2,439		Chemicals - 1.62%
Royal Bank of Scotland PLC/The				Ashland Inc
9.50%, 03/16/2022(e)	1,465	1,714		3.00%, 03/15/2016	688	702
Sophia Holding Finance LP / Sophia Holding				3.88%, 04/15/2018	846	869
				4.75%, 08/15/2022(e)	1,237	1,222
Finance Inc
9.63%, PIK 9.63%, 12/01/2018 (d),(f)	2,180	2,273		Axalta Coating Systems US Holdings Inc /
Wachovia Capital Trust III				Axalta Coating Systems Dutch Holding B
				7.38%, 05/01/2021(d)	885	971
5.57%, 03/29/2049(e)	1,724	1,659
Wells Fargo & Co				Axiall Corp
				4.88%, 05/15/2023(d)	1,007	984
5.90%, 12/15/2049(e)	1,512	1,548
				Basell Finance Co BV
				8.10%, 03/15/2027(d)	825	1,094

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Chemicals (continued)				Commercial Services (continued)
Celanese US Holdings LLC				Avis Budget Car Rental LLC / Avis Budget
4.63%, 11/15/2022	$905	$910		Finance Inc (continued)
Chemtura Corp				9.75%, 03/15/2020	$472	$538
5.75%, 07/15/2021	750	778		Catalent Pharma Solutions Inc
Eagle Spinco Inc				7.88%, 10/15/2018	734	747
4.63%, 02/15/2021(d)	523	520		Cenveo Corp
Huntsman International LLC				8.88%, 02/01/2018	1,000	1,034
4.88%, 11/15/2020	1,175	1,190		Ceridian Corp
8.63%, 03/15/2020	860	942		8.88%, 07/15/2019(d)	1,859	2,117
8.63%, 03/15/2021	3,310	3,691		12.25%, 11/15/2015	1,059	1,069
LyondellBasell Industries NV				11.25%, 11/15/2015 (e)	2,495	2,526
5.00%, 04/15/2019	800	897		Deluxe Corp
6.00%, 11/15/2021	750	885		7.00%, 03/15/2019	1,310	1,415
Nufarm Australia Ltd				Envision Healthcare Corp
6.38%, 10/15/2019(d)	725	749		8.13%, 06/01/2019	1,574	1,672
Olin Corp				FTI Consulting Inc
5.50%, 08/15/2022	900	925		6.75%, 10/01/2020	750	807
PolyOne Corp				Garda World Security Corp
5.25%, 03/15/2023	1,889	1,908		7.25%, 11/15/2021(d)	1,580	1,665
7.38%, 09/15/2020	1,257	1,376		H&E Equipment Services Inc
PQ Corp				7.00%, 09/01/2022	1,219	1,341
8.75%, 05/01/2018(d)	4,625	5,041		Harland Clarke Holdings Corp
Rain CII Carbon LLC / CII Carbon Corp				6.88%, 03/01/2020(d)	260	261
8.00%, 12/01/2018(d)	830	869		9.25%, 03/01/2021(d)	445	445
8.25%, 01/15/2021(d)	710	738		9.75%, 08/01/2018(d)	1,400	1,533
Tronox Finance LLC				Hertz Corp/The
6.38%, 08/15/2020	825	841		4.25%, 04/01/2018	330	341
		$28,102		5.88%, 10/15/2020	1,075	1,140
				6.25%, 10/15/2022	570	610
Coal- 1.32%				6.75%, 04/15/2019	228	245
Alpha Natural Resources Inc				7.38%, 01/15/2021	525	578
6.00%, 06/01/2019	5,181	3,938		Iron Mountain Inc
6.25%, 06/01/2021	4,155	3,064		5.75%, 08/15/2024	2,595	2,563
9.75%, 04/15/2018	1,570	1,476		7.75%, 10/01/2019	4,809	5,290
Arch Coal Inc				8.38%, 08/15/2021	1,603	1,691
7.25%, 10/01/2020	1,030	780		Jaguar Holding Co II / Jaguar Merger Sub Inc
7.25%, 06/15/2021	2,210	1,652		9.50%, 12/01/2019(d)	1,125	1,243
9.88%, 06/15/2019	1,175	1,010		Lender Processing Services Inc / Black Knight
Cloud Peak Energy Resources LLC / Cloud				Lending Solutions Inc
Peak Energy Finance Corp				5.75%, 04/15/2023	675	722
6.38%, 03/15/2024	835	868		Live Nation Entertainment Inc
Consol Energy Inc				7.00%, 09/01/2020(d)	474	517
6.38%, 03/01/2021	800	843		Mustang Merger Corp
8.25%, 04/01/2020	390	425		8.50%, 08/15/2021(d)	383	419
CONSOL Energy Inc				Quad/Graphics Inc
5.88%, 04/15/2022(d)	3,865	3,981
				7.00%, 05/01/2022(d)	800	800
Peabody Energy Corp				RR Donnelley & Sons Co
6.25%, 11/15/2021	3,720	3,776		6.00%, 04/01/2024	1,875	1,889
Walter Energy Inc				6.50%, 11/15/2023	1,370	1,442
8.50%, 04/15/2021	1,820	1,083		7.00%, 02/15/2022	2,470	2,717
		$22,896		7.25%, 05/15/2018	1,783	2,068
Commercial Services - 5.11%				7.63%, 06/15/2020	2,703	3,088
ACE Cash Express Inc				7.88%, 03/15/2021	3,365	3,853
11.00%, 02/01/2019 (d)	1,631	1,305		8.25%, 03/15/2019	2,275	2,707
ADT Corp/The				Service Corp International/US
3.50%, 07/15/2022	289	255		5.38%, 05/15/2024(d),(g)	2,335	2,352
4.13%, 04/15/2019	325	324		7.00%, 05/15/2019	850	907
4.13%, 06/15/2023	1,525	1,373		8.00%, 11/15/2021	440	510
6.25%, 10/15/2021(d)	1,390	1,449		ServiceMaster Co/The
APX Group Inc				7.00%, 08/15/2020	4,485	4,732
6.38%, 12/01/2019	705	717		8.00%, 02/15/2020	7,490	8,080
8.75%, 12/01/2020	1,955	1,994		Speedy Cash Intermediate Holdings Corp
Ashtead Capital Inc				10.75%, 05/15/2018 (d)	475	471
6.50%, 07/15/2022(d)	775	841		United Rentals North America Inc
Avis Budget Car Rental LLC / Avis Budget				5.75%, 11/15/2024	170	176
Finance Inc				6.13%, 06/15/2023	4,959	5,331
4.88%, 11/15/2017	362	379		7.38%, 05/15/2020	1,345	1,490
5.50%, 04/01/2023	789	797		8.25%, 02/01/2021	3,015	3,373
8.25%, 01/15/2019	19	20

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Commercial Services (continued)				Diversified Financial Services (continued)
United Rentals North America Inc				General Motors Financial Co Inc
(continued)				2.75%, 05/15/2016	$225	$228
8.38%, 09/15/2020	$875	$970		3.25%, 05/15/2018	874	883
		$88,939		4.25%, 05/15/2023	2,400	2,355
				4.75%, 08/15/2017	2,015	2,156
Computers - 0.84%				Icahn Enterprises LP / Icahn Enterprises
iGATE Corp				Finance Corp
4.75%, 04/15/2019(d)	760	769
				3.50%, 03/15/2017(d)	5,720	5,763
Seagate HDD Cayman				4.88%, 03/15/2019(d)	2,785	2,823
3.75%, 11/15/2018(d)	775	802
				5.88%, 02/01/2022(d)	1,764	1,790
4.75%, 06/01/2023(d)	948	949
				ILFC E-Capital Trust I
6.88%, 05/01/2020	815	886		5.46%, 12/21/2065(d),(e)	4,533	4,306
7.00%, 11/01/2021	2,615	2,932		ILFC E-Capital Trust II
Sungard Availability Services Capital Inc				6.25%, 12/21/2065(d),(e)	577	558
8.75%, 04/01/2022(d)	263	254
				International Lease Finance Corp
SunGard Data Systems Inc				3.88%, 04/15/2018	1,030	1,045
6.63%, 11/01/2019	3,095	3,242		4.63%, 04/15/2021	87	87
7.38%, 11/15/2018	444	471		6.25%, 05/15/2019	2,415	2,666
7.63%, 11/15/2020	3,892	4,252		8.25%, 12/15/2020	3,677	4,435
		$14,557		8.62%, 09/15/2015(e)	1,365	1,498
Consumer Products - 1.77%				8.63%, 01/15/2022	3,809	4,666
Prestige Brands Inc				8.75%, 03/15/2017(e)	2,225	2,592
5.38%, 12/15/2021(d)	510	523		8.88%, 09/01/2017	3,095	3,679
Reynolds Group Issuer Inc / Reynolds Group				Jefferies Finance LLC / JFIN Co-Issuer Corp
Issuer LLC / Reynolds Group Issuer				6.88%, 04/15/2022(d)	415	415
(Luxembourg) S.A.				Nationstar Mortgage LLC / Nationstar Capital
5.75%, 10/15/2020	3,160	3,287		Corp
6.88%, 02/15/2021(e)	2,295	2,470		6.50%, 07/01/2021	232	221
7.13%, 04/15/2019	700	738		7.88%, 10/01/2020	327	334
7.88%, 08/15/2019	6,580	7,221		9.63%, 05/01/2019	386	428
8.25%, 02/15/2021	1,805	1,952		Neuberger Berman Group LLC/Neuberger
8.50%, 05/15/2018	1,450	1,515		Berman Finance Corp
9.00%, 04/15/2019	1,200	1,281		5.63%, 03/15/2020(d)	740	779
9.88%, 08/15/2019	8,785	9,751		5.88%, 03/15/2022(d)	500	533
Spectrum Brands Inc				SLM Corp
6.63%, 11/15/2022	825	901		4.88%, 06/17/2019	6,495	6,682
6.75%, 03/15/2020	1,025	1,106		5.50%, 01/15/2019	2,375	2,515
		$30,745		6.13%, 03/25/2024	3,460	3,438
				Walter Investment Management Corp
Cosmetics & Personal Care - 0.05%				7.88%, 12/15/2021(d)	3,930	3,901
Revlon Consumer Products Corp						$99,203
5.75%, 02/15/2021(e)	825	831
				Electric - 3.03%
				AES Corp/VA
Distribution & Wholesale - 0.20%				5.50%, 03/15/2024	2,123	2,123
HD Supply Inc				Calpine Corp
7.50%, 07/15/2020	1,150	1,245		0.00%, 07/15/2013(a),(b),(c)	1,500	—
8.13%, 04/15/2019	925	1,024		5.88%, 01/15/2024(d)	1,114	1,143
VWR Funding Inc				6.00%, 01/15/2022(d)	1,460	1,551
7.25%, 09/15/2017	1,155	1,239		7.50%, 02/15/2021(d)	7,810	8,533
		$3,508		7.88%, 07/31/2020(d)	2,163	2,371
				7.88%, 01/15/2023(d)	1,534	1,718
Diversified Financial Services - 5.71%
Aircastle Ltd				Dynegy Holdings Inc
				0.00%, 06/01/2015(a),(b),(c)	100	—
4.63%, 12/15/2018	3,475	3,558		0.00%, 06/01/2019(a),(b),(c)	3,158	—
6.25%, 12/01/2019	1,117	1,204		0.00%, 10/15/2026(a),(b),(c)	92	—
Ally Financial Inc
2.75%, 01/30/2017	4,400	4,455		Dynegy Inc
				5.88%, 06/01/2023(d)	727	702
4.75%, 09/10/2018	70	74
5.50%, 02/15/2017	1,403	1,526		Dynegy Roseton LLC / Dynegy Danskammer
6.25%, 12/01/2017	4,672	5,215		LLC Pass Through Trust Series B
				0.00%, 11/08/2016(a),(b),(c)	2,773	—
6.75%, 12/01/2014	2,685	2,772
7.50%, 09/15/2020	2,165	2,566		GenOn Energy Inc
8.00%, 03/15/2020	8,155	9,857		7.88%, 06/15/2017	1,500	1,541
8.00%, 11/01/2031	1,646	2,025		9.88%, 10/15/2020	2,210	2,315
CNG Holdings Inc/OH				InterGen NV
9.38%, 05/15/2020(d)	1,855	1,688		7.00%, 06/30/2023(d)	643	675
Denali Borrower LLC / Denali Finance Corp				IPALCO Enterprises Inc
5.63%, 10/15/2020(d)	2,654	2,727		5.00%, 05/01/2018	1,150	1,225
E*TRADE Financial Corp				NRG Energy Inc
				6.25%, 07/15/2022(d)	3,590	3,711
6.38%, 11/15/2019	700	760
See accompanying notes				139

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Electric (continued)				Entertainment (continued)
NRG Energy Inc (continued)				WMG Acquisition Corp (continued)
6.25%, 05/01/2024(d)	$1,000	$1,004		6.75%, 04/15/2022(d)	$725	$730
6.63%, 03/15/2023	1,143	1,194				$41,871
7.63%, 01/15/2018	4,390	4,972
7.63%, 05/15/2019	3,405	3,543		Environmental Control - 0.19%
7.88%, 05/15/2021	8,029	8,902		Casella Waste Systems Inc
8.25%, 09/01/2020	4,910	5,419		7.75%, 02/15/2019	1,195	1,252
		$52,642		Covanta Holding Corp
				5.88%, 03/01/2024	400	408
Electrical Components & Equipment - 0.07%				Darling International Inc
International Wire Group Holdings Inc				5.38%, 01/15/2022(d)	1,605	1,649
8.50%, 10/15/2017(d)	1,093	1,191				$3,309

				Food- 1.27%
Electronics - 0.19%				ARAMARK Corp
Flextronics International Ltd				5.75%, 03/15/2020	1,085	1,138
5.00%, 02/15/2023	1,635	1,643		BI-LO LLC / BI-LO Finance Corp
Viasystems Inc				8.63%, PIK 9.38%, 09/15/2018 (d),(f)	109	111
7.88%, 05/01/2019(d)	1,527	1,626		Bumble Bee Holdings Inc
		$3,269		9.00%, 12/15/2017(d)	2,241	2,415
				Hearthside Group Holdings LLC/Hearthside
Engineering & Construction - 0.17%				Finance Co
Dycom Investments Inc				6.50%, 05/01/2022(d),(g)	62	63
7.13%, 01/15/2021	750	812		HJ Heinz Co
Tutor Perini Corp				4.25%, 10/15/2020(d)	2,487	2,451
7.63%, 11/01/2018	1,974	2,097		Ingles Markets Inc
		$2,909		5.75%, 06/15/2023	780	778
Entertainment - 2.41%				JBS USA LLC / JBS USA Finance Inc
AMC Entertainment Inc				7.25%, 06/01/2021(d)	1,317	1,421
5.88%, 02/15/2022(d)	1,385	1,416		7.25%, 06/01/2021(d)	1,077	1,162
CCM Merger Inc				8.25%, 02/01/2020(d)	1,018	1,114
9.13%, 05/01/2019(d)	765	820		Pilgrim's Pride Corp
Cedar Fair LP / Canada's Wonderland Co /				7.88%, 12/15/2018	2,075	2,223
Magnum Management Corp				Post Holdings Inc
5.25%, 03/15/2021	1,800	1,827		6.75%, 12/01/2021(d)	1,433	1,501
9.13%, 08/01/2018	1,795	1,907		Smithfield Foods Inc
Chukchansi Economic Development				5.25%, 08/01/2018(d)	1,620	1,689
Authority				5.88%, 08/01/2021(d)	1,278	1,343
9.75%, 05/30/2020(b),(d)	1,268	875		6.63%, 08/15/2022	1,046	1,141
DreamWorks Animation SKG Inc				7.75%, 07/01/2017	1,410	1,632
6.88%, 08/15/2020(d)	970	1,052		SUPERVALU Inc
GLP Capital LP / GLP Financing II Inc				8.00%, 05/01/2016	1,646	1,821
4.38%, 11/01/2018(d)	2,340	2,422				$22,003
4.88%, 11/01/2020(d)	5,240	5,410
5.38%, 11/01/2023(d)	1,210	1,246		Forest Products & Paper - 0.02%
Graton Economic Development Authority				Clearwater Paper Corp
9.63%, 09/01/2019(d)	3,935	4,496		4.50%, 02/01/2023	370	358
Isle of Capri Casinos Inc
5.88%, 03/15/2021	1,515	1,511		Gas- 0.03%
Mohegan Tribal Gaming Authority				NGL Energy Partners LP / NGL Energy
9.75%, 09/01/2021	3,085	3,394		Finance Corp
11.00%, 09/15/2018 (d)	1,470	1,474		6.88%, 10/15/2021(d)	516	537
Peninsula Gaming LLC / Peninsula Gaming
Corp
8.38%, 02/15/2018(d)	2,755	2,962		Hand & Machine Tools - 0.16%
				BC Mountain LLC / BC Mountain Finance
Pinnacle Entertainment Inc				Inc
7.50%, 04/15/2021	1,810	1,968		7.00%, 02/01/2021(d)	788	766
7.75%, 04/01/2022	2,130	2,311		Milacron LLC / Mcron Finance Corp
PNK Finance Corp				7.75%, 02/15/2021(d)	1,040	1,139
6.38%, 08/01/2021(d)	1,250	1,313
				Victor Technologies Group Inc
Regal Entertainment Group				9.00%, 12/15/2017	842	901
5.75%, 06/15/2023	825	842
5.75%, 02/01/2025	430	426				$2,806
Seneca Gaming Corp				Healthcare - Products - 0.78%
8.25%, 12/01/2018(d)	1,380	1,477		Alere Inc
Shingle Springs Tribal Gaming Authority				6.50%, 06/15/2020	1,500	1,575
9.75%, 09/01/2021(d)	715	797		7.25%, 07/01/2018	500	549
WMG Acquisition Corp				Biomet Inc
5.63%, 04/15/2022(d)	145	147		6.50%, 08/01/2020	1,710	1,870
6.00%, 01/15/2021(d)	1,000	1,048		6.50%, 10/01/2020	1,000	1,090

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Products (continued)				Healthcare - Services (continued)
ConvaTec Finance International SA				United Surgical Partners International Inc
8.25%, PIK 9.00%, 01/15/2019 (d),(f)	$511	$522		9.00%, 04/01/2020	$4,535	$5,063
ConvaTec Healthcare E SA						$86,092
10.50%, 12/15/2018 (d)	2,255	2,481
DJO Finance LLC / DJO Finance Corp				Holding Companies - Diversified - 0.05%
9.88%, 04/15/2018	1,495	1,630		Alphabet Holding Co Inc
Fresenius US Finance II Inc				7.75%, 11/01/2017	875	906
4.25%, 02/01/2021(d)	2,060	2,070
Hologic Inc				Home Builders - 1.37%
6.25%, 08/01/2020	1,245	1,317		Brookfield Residential Properties Inc
Mallinckrodt International Finance SA				6.50%, 12/15/2020(d)	985	1,037
3.50%, 04/15/2018	136	135		Brookfield Residential Properties Inc /
4.75%, 04/15/2023	310	299		Brookfield Residential US Corp
		$13,538		6.13%, 07/01/2022(d)	578	591
				DR Horton Inc
Healthcare - Services - 4.95%				4.38%, 09/15/2022	1,545	1,524
Acadia Healthcare Co Inc
6.13%, 03/15/2021(d)	456	467		5.75%, 08/15/2023	2,870	3,049
				K Hovnanian Enterprises Inc
Amsurg Corp				7.00%, 01/15/2019(d)	504	515
5.63%, 11/30/2020	1,075	1,110		7.25%, 10/15/2020(d)	340	368
Centene Corp				9.13%, 11/15/2020(d)	265	296
4.75%, 05/15/2022	245	246		11.88%, 10/15/2015	805	914
CHS/Community Health Systems Inc				Lennar Corp
5.13%, 08/15/2018	1,890	1,987
5.13%, 08/01/2021(d)	1,885	1,923		4.50%, 06/15/2019	395	399
6.88%, 02/01/2022(d)	4,890	5,068		4.75%, 12/15/2017	1,865	1,972
				4.75%, 11/15/2022(e)	2,575	2,511
7.13%, 07/15/2020	1,325	1,421
8.00%, 11/15/2019	2,335	2,554		6.95%, 06/01/2018	976	1,105
				12.25%, 06/01/2017	310	396
DaVita HealthCare Partners Inc				M/I Homes Inc
5.75%, 08/15/2022	2,985	3,160
6.38%, 11/01/2018	650	683		8.63%, 11/15/2018	942	1,015
				Meritage Homes Corp
6.63%, 11/01/2020	1,165	1,242		7.00%, 04/01/2022	841	922
Fresenius Medical Care US Finance II Inc
5.63%, 07/31/2019(d)	599	651		Ryland Group Inc/The
5.88%, 01/31/2022(d)	885	942		5.38%, 10/01/2022	1,485	1,470
Fresenius Medical Care US Finance Inc				Standard Pacific Corp
5.75%, 02/15/2021(d)	905	964		8.38%, 01/15/2021	1,135	1,346
6.50%, 09/15/2018(d)	3,020	3,390		10.75%, 09/15/2016	566	676
HCA Holdings Inc				Taylor Morrison Communities Inc / Monarch
				Communities Inc
6.25%, 02/15/2021	1,850	1,954		5.25%, 04/15/2021(d)	2,790	2,818
HCA Inc				WCI Communities Inc
3.75%, 03/15/2019	750	756		6.88%, 08/15/2021(d)	861	887
4.75%, 05/01/2023	570	560
5.00%, 03/15/2024	2,224	2,208				$23,811
5.88%, 03/15/2022	1,519	1,629		Insurance - 0.67%
5.88%, 05/01/2023	830	845		American International Group Inc
6.38%, 01/15/2015	1,058	1,092		8.18%, 05/15/2068	1,578	2,110
6.50%, 02/15/2020	4,185	4,666		A-S Co-Issuer Subsidiary Inc / A-S Merger
7.05%, 12/01/2027	465	463		Sub LLC
7.50%, 02/15/2022	2,005	2,287		7.88%, 12/15/2020(d)	765	811
7.69%, 06/15/2025	1,430	1,523		Fidelity & Guaranty Life Holdings Inc
8.00%, 10/01/2018	1,200	1,423		6.38%, 04/01/2021(d)	750	799
IASIS Healthcare LLC / IASIS Capital Corp				Hartford Financial Services Group Inc/The
8.38%, 05/15/2019	6,310	6,704		8.13%, 06/15/2068(e)	610	720
LifePoint Hospitals Inc				Liberty Mutual Group Inc
5.50%, 12/01/2021(d)	380	395		7.80%, 03/07/2087(d)	2,426	2,760
MPH Acquisition Holdings LLC				10.75%, 06/15/2088 (d),(e)	1,353	2,043
6.63%, 04/01/2022(d)	3,755	3,887		Prudential Financial Inc
National Mentor Holdings Inc				5.63%, 06/15/2043(e)	788	814
12.50%, 02/15/2018 (d)	1,119	1,189		USI Inc/NY
Tenet Healthcare Corp				7.75%, 01/15/2021(d)	1,516	1,565
4.38%, 10/01/2021	670	642				$11,622
4.50%, 04/01/2021	750	728
4.75%, 06/01/2020	700	703		Internet - 0.32%
5.00%, 03/01/2019(d)	1,770	1,775		CyrusOne LP / CyrusOne Finance Corp
6.00%, 10/01/2020(d)	2,743	2,880		6.38%, 11/15/2022	885	940
6.25%, 11/01/2018	4,858	5,346		eAccess Ltd
				8.25%, 04/01/2018(d)	1,124	1,223
6.75%, 02/01/2020	2,365	2,483
8.00%, 08/01/2020	704	766		IAC/InterActiveCorp
8.13%, 04/01/2022	7,493	8,317		4.88%, 11/30/2018	1,140	1,191

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Internet (continued)				Machinery - Construction & Mining - 0.20%
Netflix Inc				BlueLine Rental Finance Corp
5.75%, 03/01/2024(d)	$680	$704		7.00%, 02/01/2019(d)	$1,175	$1,257
Zayo Group LLC / Zayo Capital Inc				Terex Corp
10.13%, 07/01/2020	1,345	1,557		6.00%, 05/15/2021	1,105	1,182
		$5,615		6.50%, 04/01/2020	950	1,031

Iron & Steel - 1.70%						$3,470
AK Steel Corp				Machinery - Diversified - 0.41%
8.75%, 12/01/2018	995	1,112		Case New Holland Industrial Inc
APERAM				7.88%, 12/01/2017	3,580	4,207
7.75%, 04/01/2018(d)	2,000	2,115		Columbus McKinnon Corp/NY
ArcelorMittal				7.88%, 02/01/2019	750	806
5.00%, 02/25/2017(e)	1,500	1,588		Liberty Tire Recycling LLC
5.75%, 08/05/2020(e)	6,014	6,375		11.00%, 10/01/2016 (d)	356	345
6.13%, 06/01/2018	1,390	1,524		Manitowoc Co Inc/The
6.75%, 02/25/2022	5,140	5,693		8.50%, 11/01/2020	1,650	1,852
7.50%, 10/15/2039	3,915	4,101				$7,210
10.35%, 06/01/2019 (e)	2,545	3,213
Commercial Metals Co				Media- 7.85%
6.50%, 07/15/2017	455	507		AMC Networks Inc
7.35%, 08/15/2018	1,000	1,136		4.75%, 12/15/2022	1,025	1,022
Signode Industrial Group Lux SA/Signode				7.75%, 07/15/2021	1,482	1,660
Industrial Group US Inc				Cablevision Systems Corp
6.38%, 05/01/2022(d)	600	606		8.00%, 04/15/2020	1,880	2,171
Steel Dynamics Inc				CCO Holdings LLC / CCO Holdings Capital
5.25%, 04/15/2023	325	330		Corp
6.13%, 08/15/2019	390	426		5.13%, 02/15/2023	475	464
6.38%, 08/15/2022	320	350		5.25%, 03/15/2021	446	454
7.63%, 03/15/2020	500	541		5.25%, 09/30/2022	2,910	2,910
		$29,617		6.50%, 04/30/2021	3,714	3,965
				8.13%, 04/30/2020	3,735	4,094
Leisure Products & Services - 0.08%				Cequel Communications Holdings I LLC /
MISA Investments Ltd				Cequel Capital Corp
8.63%, 08/15/2018(d)	340	350		5.13%, 12/15/2021(d)	2,730	2,662
Sabre GLBL Inc				6.38%, 09/15/2020(d)	3,212	3,365
8.50%, 05/15/2019(d)	382	421		Clear Channel Communications Inc
Viking Cruises Ltd				6.88%, 06/15/2018	853	819
8.50%, 10/15/2022(d)	500	565		7.25%, 10/15/2027	505	447
		$1,336		9.00%, 12/15/2019	2,030	2,162
				11.25%, 03/01/2021	7,399	8,333
Lodging - 1.71%				Clear Channel Worldwide Holdings Inc
Caesars Entertainment Resort Properties LLC /				6.50%, 11/15/2022	2,122	2,260
Caesars Entertainment Resort Properties				6.50%, 11/15/2022	5,598	5,990
8.00%, 10/01/2020(d)	1,900	1,976
				7.63%, 03/15/2020	5,731	6,175
Felcor Lodging LP				7.63%, 03/15/2020	150	161
6.75%, 06/01/2019	525	562		CSC Holdings LLC
Hilton Worldwide Finance LLC / Hilton				6.75%, 11/15/2021	1,055	1,175
Worldwide Finance Corp				7.63%, 07/15/2018	1,165	1,347
5.63%, 10/15/2021(d)	710	740
				Cumulus Media Holdings Inc
MGM Resorts International				7.75%, 05/01/2019	4,040	4,303
6.75%, 10/01/2020	1,000	1,105		DISH DBS Corp
7.63%, 01/15/2017	435	495		4.25%, 04/01/2018	3,782	3,952
7.75%, 03/15/2022	3,600	4,178		5.00%, 03/15/2023	1,220	1,244
8.63%, 02/01/2019	2,750	3,283		5.13%, 05/01/2020	4,965	5,213
10.00%, 11/01/2016	1,730	2,054		5.88%, 07/15/2022	1,932	2,084
MTR Gaming Group Inc				6.75%, 06/01/2021	7,834	8,852
11.50%, 08/01/2019	2,910	3,273		7.88%, 09/01/2019	147	174
Seminole Hard Rock Entertainment Inc /				Gannett Co Inc
Seminole Hard Rock International LLC				5.13%, 10/15/2019(d)	4,575	4,764
5.88%, 05/15/2021(d)	2,015	2,010
				5.13%, 07/15/2020(d)	2,461	2,547
Station Casinos LLC				6.38%, 10/15/2023(d)	1,465	1,553
7.50%, 03/01/2021	4,260	4,558		7.13%, 09/01/2018	4,780	5,019
Studio City Finance Ltd				Gray Television Inc
8.50%, 12/01/2020(d)	1,675	1,868
				7.50%, 10/01/2020	1,435	1,543
Wynn Las Vegas LLC / Wynn Las Vegas				Liberty Interactive LLC
Capital Corp				8.25%, 02/01/2030	750	821
7.75%, 08/15/2020	3,281	3,626		McGraw-Hill Global Education Holdings LLC
		$29,728		/ McGraw-Hill Global Education Finance
				9.75%, 04/01/2021(d)	386	442

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Mining (continued)
Mediacom LLC / Mediacom Capital Corp				Taseko Mines Ltd
9.13%, 08/15/2019	$805	$858		7.75%, 04/15/2019	$845	$862
Nielsen Finance LLC / Nielsen Finance Co						$15,243
5.00%, 04/15/2022(d)	6,086	6,102
Numericable Group SA				Miscellaneous Manufacturing - 0.65%
4.88%, 05/15/2019(d),(g)	4,210	4,252		Amsted Industries Inc
				5.00%, 03/15/2022(d)	330	329
6.00%, 05/15/2022(d),(g)	5,520	5,651
6.25%, 05/15/2024(d),(g)	1,479	1,514		Bombardier Inc
				4.75%, 04/15/2019(d)	1,635	1,664
Quebecor Media Inc				6.00%, 10/15/2022(d)	4,055	4,126
5.75%, 01/15/2023	590	593		6.13%, 01/15/2023(d)	823	841
Quebecor World PLC				7.50%, 03/15/2018(d)	1,500	1,710
0.00%, 01/15/2015(a),(b),(c)	480	5
0.00%, 11/15/2025(a),(b),(c)	1,075	11		JB Poindexter & Co Inc
				9.00%, 04/01/2022(d)	1,299	1,426
0.00%, 08/01/2027(a),(b),(c)	830	8
Radio One Inc				JM Huber Corp
				9.88%, 11/01/2019(d)	435	499
9.25%, 02/15/2020(d)	300	319
Sinclair Television Group Inc				Trinseo Materials Operating SCA / Trinseo
5.38%, 04/01/2021	1,091	1,086		Materials Finance Inc
6.13%, 10/01/2022	630	643		8.75%, 02/01/2019	628	669
6.38%, 11/01/2021	175	182				$11,264
Sirius XM Radio Inc				Office & Business Equipment - 0.06%
4.25%, 05/15/2020(d)	1,250	1,200		CDW LLC / CDW Finance Corp
4.63%, 05/15/2023(d)	1,200	1,110		8.50%, 04/01/2019	900	984
5.75%, 08/01/2021(d)	800	820
Time Inc/United States
5.75%, 04/15/2022(d)	440	439		Oil & Gas - 9.62%
Unitymedia Hessen GmbH & Co KG /				Antero Resources Corp
				5.13%, 12/01/2022(d),(g)	3,699	3,731
Unitymedia NRW GmbH
5.50%, 01/15/2023(d)	475	480		Antero Resources Finance Corp
				5.38%, 11/01/2021(d)	1,795	1,835
Univision Communications Inc
5.13%, 05/15/2023(d)	200	204		6.00%, 12/01/2020	1,587	1,698
6.75%, 09/15/2022(d)	4,737	5,210		Bill Barrett Corp
6.88%, 05/15/2019(d)	5,265	5,627		7.00%, 10/15/2022	475	499
7.88%, 11/01/2020(d)	2,000	2,198		7.63%, 10/01/2019	575	621
8.50%, 05/15/2021(d)	925	1,018		Chesapeake Energy Corp
Videotron Ltd				3.25%, 03/15/2016	254	257
5.00%, 07/15/2022	369	372		4.88%, 04/15/2022	8,618	8,629
5.38%, 06/15/2024(d)	657	662		5.38%, 06/15/2021	640	670
VTR Finance BV				5.75%, 03/15/2023	1,465	1,557
6.88%, 01/15/2024(d)	1,667	1,737		6.13%, 02/15/2021	3,312	3,627
		$136,448		6.50%, 08/15/2017	2,200	2,467
				6.63%, 08/15/2020	2,160	2,427
Mining - 0.88%				6.88%, 11/15/2020	527	598
Alcoa Inc				Chesapeake Oilfield Operating LLC /
5.72%, 02/23/2019	475	521		Chesapeake Oilfield Finance Inc
5.90%, 02/01/2027	450	452		6.63%, 11/15/2019	575	599
Aleris International Inc				Cimarex Energy Co
7.63%, 02/15/2018	356	363		5.88%, 05/01/2022	2,452	2,667
7.88%, 11/01/2020	545	549		Citgo Petroleum Corp
Coeur Mining Inc				11.50%, 07/01/2017 (d)	825	883
7.88%, 02/01/2021	1,598	1,586		Comstock Resources Inc
First Quantum Minerals Ltd				7.75%, 04/01/2019	550	588
6.75%, 02/15/2020(d)	769	777		9.50%, 06/15/2020	1,201	1,372
7.00%, 02/15/2021(d)	769	780		Concho Resources Inc
7.25%, 10/15/2019(d)	500	514		5.50%, 04/01/2023	2,930	3,051
FMG Resources August 2006 Pty Ltd				6.50%, 01/15/2022	1,045	1,144
6.00%, 04/01/2017(d)	268	282		7.00%, 01/15/2021	975	1,082
6.88%, 02/01/2018(d)	1,033	1,090		Denbury Resources Inc
6.88%, 04/01/2022(d)	863	923		5.50%, 05/01/2022	2,805	2,837
8.25%, 11/01/2019(d)	1,360	1,503		8.25%, 02/15/2020	1,320	1,452
Hecla Mining Co				Energy XXI Gulf Coast Inc
6.88%, 05/01/2021	1,977	1,913		7.50%, 12/15/2021(d)	1,412	1,493
HudBay Minerals Inc				EnQuest PLC
9.50%, 10/01/2020	141	152		7.00%, 04/15/2022(d)	416	425
New Gold Inc				EP Energy LLC / EP Energy Finance Inc
6.25%, 11/15/2022(d)	1,000	1,025		9.38%, 05/01/2020	9,789	11,282
Novelis Inc/GA				EP Energy LLC / Everest Acquisition Finance
8.75%, 12/15/2020	1,750	1,951		Inc
				6.88%, 05/01/2019	330	354
				7.75%, 09/01/2022	1,552	1,729

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Oil & Gas (continued)
EXCO Resources Inc				Stone Energy Corp
7.50%, 09/15/2018	$4,945	$5,032		7.50%, 11/15/2022	$2,038	$2,211
8.50%, 04/15/2022	2,820	2,898		Summit Midstream Holdings LLC / Summit
Halcon Resources Corp				Midstream Finance Corp
9.25%, 02/15/2022(d)	1,280	1,344		7.50%, 07/01/2021	337	362
9.75%, 07/15/2020(d)	360	384		Swift Energy Co
Hilcorp Energy I LP / Hilcorp Finance Co				7.13%, 06/01/2017	375	379
7.63%, 04/15/2021(d)	1,331	1,461		7.88%, 03/01/2022	1,265	1,259
8.00%, 02/15/2020(d)	1,150	1,241		Talos Production LLC / Talos Production
Jones Energy Holdings LLC / Jones Energy				Finance Inc
Finance Corp				9.75%, 02/15/2018(d)	656	690
6.75%, 04/01/2022(d)	1,000	1,037		Tesoro Corp
Linn Energy LLC / Linn Energy Finance				5.13%, 04/01/2024	328	326
Corp				Ultra Petroleum Corp
7.25%, 11/01/2019(d),(e)	5,680	5,872		5.75%, 12/15/2018(d)	1,550	1,631
7.75%, 02/01/2021	5,846	6,255		Unit Corp
8.63%, 04/15/2020	6,725	7,255		6.63%, 05/15/2021	2,750	2,915
MEG Energy Corp				W&T Offshore Inc
6.50%, 03/15/2021(d)	700	737		8.50%, 06/15/2019	2,179	2,353
7.00%, 03/31/2024(d)	350	371		Whiting Petroleum Corp
Memorial Resource Development LLC /				5.00%, 03/15/2019	2,940	3,095
Memorial Resource Finance Corp				WPX Energy Inc
10.00%, PIK 10.75%, 12/15/2018(d),(f)	360	370		5.25%, 01/15/2017	1,250	1,339
Newfield Exploration Co				6.00%, 01/15/2022	3,518	3,637
5.63%, 07/01/2024	3,024	3,153				$167,283
5.75%, 01/30/2022	8,255	8,853
6.88%, 02/01/2020	500	532		Oil & Gas Services - 0.82%
7.13%, 05/15/2018	300	310		Basic Energy Services Inc
Oasis Petroleum Inc				7.75%, 02/15/2019	150	160
6.88%, 03/15/2022(d)	800	868		7.75%, 10/15/2022	1,004	1,101
Ocean Rig UDW Inc				CGG SA
				6.88%, 01/15/2022(d),(g)	755	762
7.25%, 04/01/2019(d)	551	526
Parker Drilling Co				Exterran Partners LP / EXLP Finance Corp
				6.00%, 10/01/2022(d)	580	577
6.75%, 07/15/2022(d)	600	621
7.50%, 08/01/2020	944	1,010		Hiland Partners LP / Hiland Partners Finance
Plains Exploration & Production Co				Corp
				7.25%, 10/01/2020(d)	2,565	2,796
6.75%, 02/01/2022	1,250	1,395
6.88%, 02/15/2023	825	924		Key Energy Services Inc
Precision Drilling Corp				6.75%, 03/01/2021	1,834	1,935
6.50%, 12/15/2021	435	471		McDermott International Inc
				8.00%, 05/01/2021(d)	302	304
6.63%, 11/15/2020	740	796
QEP Resources Inc				Oil States International Inc
5.25%, 05/01/2023	1,059	1,048		5.13%, 01/15/2023	295	330
5.38%, 10/01/2022	1,875	1,880		6.50%, 06/01/2019	1,550	1,629
6.88%, 03/01/2021	1,375	1,519		Petroleum Geo-Services ASA
				7.38%, 12/15/2018(d)	1,023	1,100
Range Resources Corp
5.00%, 03/15/2023	700	714		Pioneer Energy Services Corp
				6.13%, 03/15/2022(d)	908	931
5.75%, 06/01/2021	2,755	2,948
Rosetta Resources Inc				Sea Trucks Group
				9.00%, 03/26/2018(d)	1,100	1,070
5.63%, 05/01/2021	3,510	3,572
5.88%, 06/01/2022	3,709	3,783		Trinidad Drilling Ltd
				7.88%, 01/15/2019(d)	1,525	1,628
Sabine Oil & Gas LLC / Sabine Oil & Gas
Finance Corp						$14,323
9.75%, 02/15/2017	775	810		Packaging & Containers - 1.76%
Samson Investment Co				Ardagh Packaging Finance PLC
10.75%, 02/15/2020 (d),(e)	2,160	2,279		7.38%, 10/15/2017(d)	1,250	1,325
SandRidge Energy Inc				9.13%, 10/15/2020(d)	641	713
7.50%, 03/15/2021	3,625	3,852		Ardagh Packaging Finance PLC / Ardagh
7.50%, 02/15/2023	1,615	1,712		Holdings USA Inc
8.13%, 10/15/2022	3,320	3,594		6.25%, 01/31/2019(d)	535	558
Seadrill Ltd				7.00%, 11/15/2020(d)	137	143
6.13%, 09/15/2020(d)	1,300	1,300		9.13%, 10/15/2020(d)	197	218
6.50%, 10/05/2015	500	523		Ball Corp
SM Energy Co				4.00%, 11/15/2023	600	556
5.00%, 01/15/2024(d)	680	666		5.00%, 03/15/2022	575	588
6.50%, 11/15/2021	1,670	1,795		5.75%, 05/15/2021	290	308
6.50%, 01/01/2023	250	269		6.75%, 09/15/2020	250	268
6.63%, 02/15/2019	1,433	1,532		Berry Plastics Corp
				9.50%, 05/15/2018	726	765

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Packaging & Containers (continued)				Pipelines (continued)
Berry Plastics Corp (continued)				Kinder Morgan Inc/DE
9.75%, 01/15/2021	$13,430	$15,579		5.00%, 02/15/2021(d)	$484	$484
Beverage Packaging Holdings Luxembourg II				5.63%, 11/15/2023(d)	484	484
SA / Beverage Packaging Holdings II				MarkWest Energy Partners LP / MarkWest
5.63%, 12/15/2016(d)	1,370	1,399		Energy Finance Corp
6.00%, 06/15/2017(d)	2,225	2,292		4.50%, 07/15/2023	3,624	3,533
Constar International				5.50%, 02/15/2023	1,975	2,049
0.00%, PIK 0.00%, 12/31/2017 (a),(b),(c),(e),(f)	852	378		6.25%, 06/15/2022	569	613
Crown Americas LLC / Crown Americas				6.75%, 11/01/2020	865	939
Capital Corp IV				Regency Energy Partners LP / Regency Energy
4.50%, 01/15/2023	624	596		Finance Corp
Graphic Packaging International Inc				4.50%, 11/01/2023	1,550	1,461
4.75%, 04/15/2021	714	710		5.50%, 04/15/2023	1,675	1,696
Owens-Brockway Glass Container Inc				5.88%, 03/01/2022	2,046	2,143
7.38%, 05/15/2016	1,685	1,866		6.50%, 07/15/2021	2,125	2,285
Sealed Air Corp				6.88%, 12/01/2018	2,565	2,722
5.25%, 04/01/2023(d)	367	371		Sabine Pass Liquefaction LLC
6.50%, 12/01/2020(d)	500	553		5.63%, 02/01/2021(e)	411	424
8.13%, 09/15/2019(d)	750	834		5.63%, 04/15/2023	2,674	2,701
8.38%, 09/15/2021(d)	575	663		6.25%, 03/15/2022(d)	560	587
		$30,683		SemGroup Corp
				7.50%, 06/15/2021	484	525
Pharmaceuticals - 1.77%				Targa Resources Partners LP / Targa
Endo Finance LLC				Resources Partners Finance Corp
5.75%, 01/15/2022(d)	975	1,007
				5.25%, 05/01/2023	850	850
Endo Health Solutions Inc				6.38%, 08/01/2022	800	856
7.00%, 07/15/2019	1,560	1,677		6.88%, 02/01/2021	250	268
7.00%, 12/15/2020	207	223		Tesoro Logistics LP / Tesoro Logistics Finance
Forest Laboratories Inc				Corp
4.38%, 02/01/2019(d)	630	670
4.88%, 02/15/2021(d)	335	357		5.88%, 10/01/2020	473	495
				5.88%, 10/01/2020(d)	703	736
Grifols Worldwide Operations Ltd				6.13%, 10/15/2021	775	820
5.25%, 04/01/2022(d)	660	670
Salix Pharmaceuticals Ltd						$46,716
6.00%, 01/15/2021(d)	490	526		Real Estate - 0.16%
Valeant Pharmaceuticals International				Kennedy-Wilson Inc
5.63%, 12/01/2021(d)	1,575	1,638		5.88%, 04/01/2024	494	493
6.38%, 10/15/2020(d)	13,595	14,614		Mattamy Group Corp
6.75%, 10/01/2017(d)	500	525		6.50%, 11/15/2020(d)	647	654
6.75%, 08/15/2018(d)	2,739	2,965		Realogy Group LLC
6.75%, 08/15/2021(d)	600	643		7.63%, 01/15/2020(d)	1,460	1,628
6.88%, 12/01/2018(d)	2,485	2,622				$2,775
7.00%, 10/01/2020(d)	250	267
7.25%, 07/15/2022(d)	875	954		REITS- 0.13%
7.50%, 07/15/2021(d)	1,208	1,347		Crown Castle International Corp
		$30,705		4.88%, 04/15/2022	567	576
				5.25%, 01/15/2023	1,056	1,085
Pipelines - 2.69%				DuPont Fabros Technology LP
Access Midstream Partners LP / ACMP				5.88%, 09/15/2021	617	643
Finance Corp						$2,304
4.88%, 05/15/2023	3,527	3,572
4.88%, 03/15/2024	1,060	1,055		Retail - 3.01%
5.88%, 04/15/2021	1,168	1,244		AmeriGas Finance LLC/AmeriGas Finance
6.13%, 07/15/2022	4,176	4,516		Corp
Atlas Pipeline Partners LP / Atlas Pipeline				6.75%, 05/20/2020	3,250	3,534
Finance Corp				7.00%, 05/20/2022	4,238	4,662
4.75%, 11/15/2021	775	736		AmeriGas Partners LP/AmeriGas Finance
5.88%, 08/01/2023	729	720		Corp
Crestwood Midstream Partners LP / Crestwood				6.25%, 08/20/2019	1,125	1,204
Midstream Finance Corp				CEC Entertainment Inc
				8.00%, 02/15/2022(d)	860	881
6.13%, 03/01/2022(d)	727	760
El Paso LLC				Claire's Stores Inc
				6.13%, 03/15/2020(d)	728	695
7.80%, 08/01/2031	1,060	1,138
Energy Transfer Equity LP				8.88%, 03/15/2019	2,463	2,057
				9.00%, 03/15/2019(d)	1,527	1,588
5.88%, 01/15/2024	1,150	1,173
7.50%, 10/15/2020	2,522	2,906		CST Brands Inc
Genesis Energy LP / Genesis Energy Finance				5.00%, 05/01/2023	1,535	1,520
Corp				Ferrellgas LP / Ferrellgas Finance Corp
				6.75%, 01/15/2022(d)	2,610	2,747
5.75%, 02/15/2021	725	754
7.88%, 12/15/2018	1,375	1,471		Guitar Center Inc
				6.50%, 04/15/2019(d)	611	587

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)				Software (continued)
L Brands Inc				First Data Corp
5.63%, 02/15/2022	$1,195	$1,256		6.75%, 11/01/2020(d)	$1,347	$1,438
5.63%, 10/15/2023	2,220	2,314		7.38%, 06/15/2019(d)	2,405	2,579
6.63%, 04/01/2021	459	513		8.25%, 01/15/2021(d)	2,248	2,422
8.50%, 06/15/2019	1,500	1,807		8.75%, PIK 10.00%, 01/15/2022 (d),(f)	1,145	1,248
Landry's Inc				11.75%, 08/15/2021	4,496	4,788
9.38%, 05/01/2020(d)	725	799		12.63%, 01/15/2021	9,567	11,480
Michaels FinCo Holdings LLC / Michaels				10.63%, 06/15/2021	2,645	2,999
FinCo Inc				11.25%, 01/15/2021	3,217	3,676
7.50%, PIK 8.25%, 08/01/2018 (d),(f)	1,670	1,720		First Data Holdings Inc
Neebo Inc				14.50%, PIK 14.50%, 09/24/2019(d),(f)	640	616
15.00%, 06/30/2016 (d)	328	341		IMS Health Inc
Neiman Marcus Group LTD LLC				6.00%, 11/01/2020(d)	823	868
8.00%, 10/15/2021(d)	1,029	1,127		Infor Software Parent LLC / Infor Software
New Albertsons Inc				Parent Inc
6.63%, 06/01/2028	66	50		7.13%, PIK 7.88%, 05/01/2021 (d),(f)	567	570
7.75%, 06/15/2026	735	625		Infor US Inc
8.00%, 05/01/2031	405	344		9.38%, 04/01/2019	1,000	1,123
8.70%, 05/01/2030	95	84		Nuance Communications Inc
Party City Holdings Inc				5.38%, 08/15/2020(d)	1,072	1,080
8.88%, 08/01/2020	1,380	1,539		Sophia LP / Sophia Finance Inc
PC Nextco Holdings LLC / PC Nextco Finance				9.75%, 01/15/2019(d)	2,555	2,842
Inc						$43,123
8.75%, PIK 9.50%, 08/15/2019 (d),(f)	517	534
PF Chang's China Bistro Inc				Telecommunications - 10.63%
10.25%, 06/30/2020 (d)	452	470		Alcatel-Lucent USA Inc
				4.63%, 07/01/2017(d)	787	806
Radio Systems Corp
8.38%, 11/01/2019(d)	1,712	1,877		6.45%, 03/15/2029	794	760
				6.75%, 11/15/2020(d)	897	942
Real Mex Restaurants Inc
11.00%, PIK 0.63%, 03/21/2016 (b),(c),(f)	178	178		Altice Financing SA
				6.50%, 01/15/2022(d)	478	501
Rite Aid Corp				7.88%, 12/15/2019(d)	262	286
6.75%, 06/15/2021	750	816
8.00%, 08/15/2020	4,243	4,688		Altice Finco SA
				8.13%, 01/15/2024(d)	200	216
9.25%, 03/15/2020	1,430	1,630		9.88%, 12/15/2020(d)	200	229
Sally Holdings LLC / Sally Capital Inc
5.50%, 11/01/2023	742	755		Altice SA
				7.75%, 05/15/2022(d),(g)	2,464	2,569
Sears Holdings Corp
6.63%, 10/15/2018	5,028	4,638		Avaya Inc
				7.00%, 04/01/2019(d)	480	478
Suburban Propane Partners LP/Suburban				9.00%, 04/01/2019(d)	900	929
Energy Finance Corp				10.50%, 03/01/2021 (d)	708	644
7.38%, 08/01/2021	797	877
7.50%, 10/01/2018	2,652	2,811		CenturyLink Inc
Tops Holding Corp / Tops Markets LLC				6.45%, 06/15/2021	4,080	4,396
8.88%, 12/15/2017	1,055	1,150		6.75%, 12/01/2023	895	960
		$52,418		Cincinnati Bell Inc
				8.38%, 10/15/2020	346	381
Semiconductors - 0.42%				8.75%, 03/15/2018	292	307
Advanced Micro Devices Inc				Citizens Communications Co
6.75%, 03/01/2019(d)	828	859		7.13%, 03/15/2019	3,040	3,397
7.75%, 08/01/2020	705	749		Clearwire Communications LLC/Clearwire
Amkor Technology Inc				Finance Inc
6.38%, 10/01/2022	1,341	1,411		14.75%, 12/01/2016 (d)	1,240	1,634
6.63%, 06/01/2021	206	221		Embarq Corp
Freescale Semiconductor Inc				8.00%, 06/01/2036	6,527	6,975
5.00%, 05/15/2021(d)	205	207		Frontier Communications Corp
6.00%, 01/15/2022(d)	1,764	1,844		7.63%, 04/15/2024	1,100	1,141
8.05%, 02/01/2020	1,088	1,189		8.25%, 05/01/2014	2	2
NXP BV / NXP Funding LLC				8.50%, 04/15/2020	410	477
3.50%, 09/15/2016(d)	200	205		8.75%, 04/15/2022	735	838
5.75%, 02/15/2021(d)	297	314		9.00%, 08/15/2031	4,608	4,769
5.75%, 03/15/2023(d)	232	245		9.25%, 07/01/2021	566	669
		$7,244		Goodman Networks Inc
				12.13%, 07/01/2018 (d)	403	445
Software - 2.48%				12.13%, 07/01/2018	1,090	1,205
Activision Blizzard Inc				Hughes Satellite Systems Corp
5.63%, 09/15/2021(d)	3,120	3,327
6.13%, 09/15/2023(d)	1,010	1,098		6.50%, 06/15/2019	1,735	1,909
				Intelsat Jackson Holdings SA
Audatex North America Inc				5.50%, 08/01/2023(d)	7,580	7,419
6.00%, 06/15/2021(d)	807	866
				6.63%, 12/15/2022(d)	1,400	1,439
6.13%, 11/01/2023(d)	96	103
				6.63%, 12/15/2022	1,980	2,035

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)

Telecommunications (continued)					Telecommunications (continued)
Intelsat Jackson Holdings SA	(continued)				UPCB Finance V Ltd
7.25%, 10/15/2020		$1,570	$1,696		7.25%, 11/15/2021(d)	$695	$766
7.50%, 04/01/2021		650	713		UPCB Finance VI Ltd
8.50%, 11/01/2019		2,490	2,664		6.88%, 01/15/2022(d)	840	916
Intelsat Luxembourg SA					Virgin Media Finance PLC
7.75%, 06/01/2021		3,581	3,734		6.38%, 04/15/2023(d)	578	607
8.13%, 06/01/2023		2,924	3,070		8.38%, 10/15/2019	444	475
Level 3 Communications Inc					Virgin Media Secured Finance PLC
8.88%, 06/01/2019		630	691		5.38%, 04/15/2021(d)	1,425	1,460
11.88%, 02/01/2019		3,819	4,306		Wind Acquisition Finance SA
Level 3 Financing Inc					7.25%, 02/15/2018(d)	1,082	1,139
3.85%, 01/15/2018(d),(e)		230	233		7.38%, 04/23/2021(d)	849	872
6.13%, 01/15/2021(d)		2,718	2,854		Windstream Corp
7.00%, 06/01/2020		997	1,077		6.38%, 08/01/2023	59	57
8.13%, 07/01/2019		8,070	8,826		7.50%, 06/01/2022	2,271	2,424
8.63%, 07/15/2020		2,475	2,772		7.50%, 04/01/2023	581	613
9.38%, 04/01/2019		3,325	3,674		7.75%, 10/15/2020	980	1,058
MetroPCS Wireless Inc					7.75%, 10/01/2021	3,780	4,092
6.63%, 11/15/2020		1,679	1,792		7.88%, 11/01/2017	2,145	2,465
NII Capital Corp					8.13%, 09/01/2018	275	291
7.63%, 04/01/2021		3,317	987				$184,929
NII International Telecom SCA
7.88%, 08/15/2019(d)		810	571		Transportation - 0.48%
11.38%, 08/15/2019 (d)		873	633		Bluewater Holding BV
					10.00%, 12/10/2019 (d)	2,000	2,125
Nokia OYJ
5.38%, 05/15/2019		617	660		Florida East Coast Holdings Corp
					6.75%, 05/01/2019(d)	385	396
6.63%, 05/15/2039		216	232
Qwest Capital Funding Inc					Martin Midstream Partners LP / Martin
6.88%, 07/15/2028		159	157		Midstream Finance Corp
7.75%, 02/15/2031		1,250	1,263		7.25%, 02/15/2021	543	566
					7.25%, 02/15/2021(d)	500	521
Qwest Corp
6.88%, 09/15/2033		4,436	4,443		Navios Maritime Acquisition Corp / Navios
7.25%, 09/15/2025		310	355		Acquisition Finance US Inc
					8.13%, 11/15/2021(d)	231	241
SBA Telecommunications Inc
5.75%, 07/15/2020		1,280	1,344		Navios South American Logistics Inc / Navios
SoftBank Corp					Logistics Finance US Inc
					7.25%, 05/01/2022(d)	1,485	1,489
4.50%, 04/15/2020(d)		1,988	1,993
Sprint Capital Corp					PHI Inc
					5.25%, 03/15/2019(d)	419	425
6.88%, 11/15/2028		2,465	2,434
6.90%, 05/01/2019		1,634	1,793		Ridgebury Crude Tankers LLC
					7.63%, 03/20/2017(d)	668	684
8.75%, 03/15/2032		4,408	4,931
Sprint Communications Inc					Ultrapetrol Bahamas Ltd
6.00%, 12/01/2016		1,841	2,016		8.88%, 06/15/2021	1,814	1,977
6.00%, 11/15/2022		1,500	1,511				$8,424
7.00%, 03/01/2020(d)		884	1,020		Trucking & Leasing - 0.05%
7.00%, 08/15/2020		3,770	4,100		Jurassic Holdings III Inc
9.00%, 11/15/2018(d)		3,261	3,975		6.88%, 02/15/2021(d)	810	838
11.50%, 11/15/2021		374	501
Sprint Corp					TOTAL BONDS	$1,520,596
7.13%, 06/15/2024(d)		4,193	4,403
7.25%, 09/15/2021(d)		3,071	3,347			Principal
7.88%, 09/15/2023(d)		4,034	4,447		CONVERTIBLE BONDS - 0.05%	Amount (000's) Value (000's)
Syniverse Holdings Inc					Diversified Financial Services - 0.05%
9.13%, 01/15/2019		1,260	1,367		Somerset Cayuga Holding Co Inc
T-Mobile USA Inc					20.00%, PIK 20.00%, 06/15/2017(b),(d),(f)	366	869
5.25%, 09/01/2018		467	492
6.13%, 01/15/2022		1,585	1,666		Retail - 0.00%
6.25%, 04/01/2021		2,445	2,604		Real Mex Restaurants Inc
6.46%, 04/28/2019		2,153	2,282		1.12%, PIK 0.00%, 03/21/2018 (b),(c),(f)	81	—
6.50%, 01/15/2024		1,407	1,475
6.54%, 04/28/2020		3,455	3,714		TOTAL CONVERTIBLE BONDS		$869
6.63%, 04/28/2021		3,936	4,251
6.63%, 04/01/2023		1,108	1,186		SENIOR FLOATING RATE INTERESTS -	Principal
6.73%, 04/28/2022		5,233	5,645		8.16%	Amount (000's) Value (000's)
6.84%, 04/28/2023		2,611	2,810		Advertising - 0.32%
tw telecom holdings inc					inVentiv Health Inc, Term Loan B
5.38%, 10/01/2022		3,910	3,969		7.50%, 08/04/2016(e)	$1,183	$1,182
UPCB Finance III Ltd					RH Donnelley Inc, Term Loan
6.63%, 07/01/2020(d)		2,115	2,257		9.75%, 10/24/2014(e)	362	226

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Advertising (continued)			Consumer Products - 0.09%
RH Donnelley Inc, Term Loan (continued)			Dell International LLC, Term Loan B
9.75%, 10/24/2014(e)	$437	$272	4.50%, 03/24/2020(e)	$1,591	$1,586
Vertis Inc, Term Loan EXIT
0.00%, 12/31/2015(a),(b),(e)	1,359	20
Visant Corp, Term Loan			Diversified Financial Services - 0.47%
5.25%, 12/22/2016 (e)	3,878	3,785	Delos Finance Sarl, Term Loan B
			3.50%, 02/26/2021(e)	1,265	1,260
		$5,485	Nuveen Investments Inc, Term Loan B
Aerospace & Defense - 0.03%			4.15%, 05/13/2017(e)	5,115	5,112
Ducommun Inc, Term Loan B1			Sears Roebuck Acceptance Corp, Term Loan
4.75%, 06/30/2017(e)	526	527	B
			5.50%, 06/30/2018(e)	1,172	1,182
			Walter Investment Management Corp, Term
Airlines - 0.05%			Loan
Delta Air Lines Inc, Term Loan B1			4.75%, 12/11/2020(e)	719	712
3.50%, 10/18/2018(e)	850	845
					$8,266

			Electric - 0.33%
Automobile Manufacturers - 0.41%			Texas Competitive Electric Holdings Co LLC,
Chrysler Group LLC, Term Loan B
0.00%, 12/31/2018(e),(h)	2,100	2,083	Term Loan EXT
			4.74%, 10/10/2017(e)	3,711	2,795
3.50%, 05/24/2017(e)	1,147	1,145
			4.74%, 10/10/2017(e)	528	398
3.50%, 05/24/2017(e)	98	98
Navistar Inc, Term Loan B			Texas Competitive Electric Holdings Co LLC,
5.75%, 08/16/2017 (e)	3,307	3,357	Term Loan NONEXT
			3.74%, 10/10/2014(e)	2,976	2,238
Wabash National Corp, Term Loan B			3.74%, 10/10/2014(e)	413	311
4.50%, 05/04/2019(e)	400	399
		$7,082			$5,742
			Entertainment - 0.47%
Automobile Parts & Equipment - 0.04%			American Casino & Entertainment Properties
Remy International Inc, Term Loan B
4.25%, 02/28/2020(e)	720	720	LLC, Term Loan B
			4.50%, 07/03/2019(e)	571	573
			Graton Economic Development Authority,
Chemicals - 0.14%			Term Loan B
Axalta Coating Systems US Holdings Inc,			9.00%, 08/14/2018(e)	325	339
Term Loan			9.00%, 08/14/2018(e)	2,999	3,129
4.00%, 02/01/2020(e)	777	774	Mohegan Tribal Gaming Authority, Term
4.00%, 02/01/2020(e)	1,087	1,083	Loan
AZ Chem US Inc, Term Loan B			5.50%, 11/19/2019(e)	3,222	3,267
5.25%, 12/19/2017(e)	298	299	Shingle Springs Tribal Gaming Authority,
OCI Beaumont LLC, Term Loan B3			Term Loan B
5.00%, 08/20/2019(e)	214	216	6.25%, 08/22/2019(e)	591	606
		$2,372	WMG Acquisition Corp, Term Loan B
			3.75%, 07/20/2020(e)	209	207
Coal- 0.27%					$8,121
Arch Coal Inc, Term Loan
6.25%, 05/14/2018(e)	1,980	1,923	Food- 0.69%
6.25%, 05/14/2018(e)	772	750	ARAMARK Corp, Term Loan F
Peabody Energy Corp, Term Loan B			3.25%, 02/21/2021(e)	2,625	2,598
4.25%, 09/20/2020(e)	2,095	2,092	Dole Food Co Inc, Term Loan B
		$4,765	4.50%, 10/25/2018(e)	163	163
			4.50%, 12/01/2018(e)	78	79
Commercial Services - 0.14%			4.50%, 12/01/2018(e)	163	163
Catalent Pharma Solutions Inc, Term Loan			4.50%, 12/01/2018(e)	163	163
6.50%, 12/31/2017(e)	1,250	1,253
			4.50%, 12/01/2018(e)	163	163
Ceridian Corp, Term Loan B			4.50%, 12/01/2018(e)	163	163
4.40%, 05/31/2017(e)	211	210
			4.50%, 12/01/2018(e)	163	163
Harland Clarke Holdings Corp, Term Loan B			4.50%, 12/01/2018(e)	163	163
5.48%, 06/27/2014(e)	534	533
5.48%, 06/27/2014(e)	82	82	High Liner Foods Inc, Term Loan
			5.75%, 12/19/2017(e)	311	310
Sourcehov LLC, Term Loan			HJ Heinz Co, Term Loan B2
8.75%, 04/30/2019(e)	231	235
			3.50%, 06/05/2020(e)	2,540	2,544
St George's University, Term Loan			3.50%, 03/27/2020(e)	2,618	2,622
8.50%, 12/14/2017(e)	199	199
			SUPERVALU Inc, Term Loan
		$2,512	4.50%, 03/21/2019(e)	2,802	2,791
Computers - 0.02%					$12,085
CDW LLC, Term Loan B			Healthcare - Services - 0.39%
3.25%, 04/30/2020(e)	297	294
			CHS/Community Health Systems Inc, Term
			Loan D
			4.25%, 01/27/2021(e)	1,362	1,366

See accompanying notes

Schedule of Investments
High Yield Fund I
April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Healthcare - Services (continued)			Oil & Gas - 0.27%
MPH Acquisition Holdings LLC, Term Loan			Alon USA Partners LP, Term Loan B
B			9.25%, 11/13/2018(e)	$143	$148
4.00%, 03/19/2021(e)	$3,235	$3,217	Fieldwood Energy LLC, Term Loan
United Surgical Partners International Inc,			8.38%, 09/30/2020(e)	1,615	1,663
Term Loan			MEG Energy Corp, Term Loan B
4.75%, 04/03/2019(e)	2,138	2,140	3.75%, 03/31/2020(e)	584	583
		$6,723	Sabine Oil & Gas LLC, Term Loan
			8.75%, 01/18/2018(e)	667	674
Internet - 0.01%			Shelf Drilling Midco Ltd, PIK Term Loan B
Zayo Group LLC, Term Loan B			10.00%, PIK 0.75%, 10/08/2018 (e),(f)	460	469
4.00%, 06/15/2019(e)	239	239
			Vantage Energy LLC, Term Loan
			8.50%, 12/27/2018(e)	427	428
Iron & Steel - 0.05%			Wildhorse Resources LLC, Term Loan
Signode Industrial Group US Inc, Term Loan			7.50%, 04/28/2019(e)	664	672
0.00%, 04/08/2021(e),(h)	800	795			$4,637

			Oil & Gas Services - 0.03%
Lodging - 0.81%			Stallion Oilfield Holdings Inc, Term Loan
CityCenter Holdings LLC, Term Loan B			8.00%, 06/11/2018(e)	472	482
5.00%, 10/09/2020(e)	5,586	5,610
Hilton Worldwide Finance LLC, Term Loan
B			Real Estate - 0.22%
3.50%, 09/23/2020(e)	350	348	Realogy Group LLC, Term Loan B
			3.75%, 03/05/2020(e)	3,787	3,775
3.50%, 10/26/2020(e)	28	28
3.50%, 10/26/2020(e)	147	147
3.50%, 10/26/2020(e)	9	9	Retail - 0.47%
3.50%, 09/23/2020(e)	4,146	4,128	Gymboree Corp/The, Term Loan
ROC Finance LLC, Term Loan B			5.00%, 02/11/2018(e)	2,336	2,029
5.00%, 03/27/2019(e)	1,276	1,237	J Crew Group Inc, Term Loan B
Station Casinos LLC, Term Loan B			4.00%, 02/26/2021(e)	95	94
4.25%, 02/25/2018(e)	1,055	1,055	4.00%, 02/26/2021(e)	111	111
4.25%, 02/25/2020(e)	1,611	1,611	4.00%, 02/26/2021(e)	125	124
		$14,173	4.00%, 02/26/2021(e)	155	154
			JC Penney Corp Inc, Term Loan
Media- 1.16%			6.00%, 05/21/2018(e)	2,583	2,563
Clear Channel Communications Inc, Term			Rite Aid Corp, Term Loan 1
Loan B			5.75%, 08/21/2020(e)	320	326
3.80%, 01/29/2016(e)	4,143	4,108
			Rite Aid Corp, Term Loan 2
Clear Channel Communications Inc, Term			4.88%, 06/11/2021(e)	1,889	1,908
Loan B-NEW			Serta Simmons Holdings LLC, Term Loan B
3.80%, 01/29/2016(e)	1,968	1,951
			4.25%, 09/19/2019(e)	353	353
7.65%, 01/29/2016(e)	1,776	1,761
			4.25%, 10/01/2019(e)	290	290
Clear Channel Communications Inc, Term			4.25%, 10/01/2019(e)	162	162
Loan D-EXT			4.25%, 10/01/2019(e)	34	34
6.90%, 01/23/2019(e)	2,172	2,154
			4.25%, 10/01/2019(e)	27	27
6.90%, 01/22/2019(e)	1,124	1,114
Clear Channel Communications Inc, Term					$8,175
Loan E			Semiconductors - 0.55%
7.65%, 07/30/2019(e)	1,767	1,770	Avago Technologies Cayman Ltd, Term Loan
Hubbard Broadcasting Inc, Term Loan B			B
4.50%, 04/29/2019(e)	402	402	0.00%, 04/16/2019(e),(h)	6,245	6,261
McGraw-Hill Global Education Holdings			0.00%, 04/16/2021(e),(h)	669	671
LLC, Term Loan			Freescale Semiconductor Inc, Term Loan B4
5.75%, 03/18/2019(e)	380	382	4.25%, 02/13/2020(e)	1,716	1,714
Radio One Inc, Term Loan B			4.25%, 03/01/2020(e)	444	443
7.50%, 03/25/2016(e)	1,542	1,567	4.25%, 03/01/2020(e)	125	125
Tribune Co, Term Loan B			Freescale Semiconductor Inc, Term Loan B5
4.00%, 11/20/2020(e)	798	796	5.00%, 01/15/2021(e)	418	420
TWCC Holding Corp, Term Loan					$9,634
3.50%, 02/13/2017(e)	650	642
Univision Communications Inc, Term Loan			Software - 0.29%
C3			Ellucian Inc, Term Loan B
			4.00%, 07/19/2018(e)	1,685	1,685
4.00%, 03/01/2020(e)	381	379
4.00%, 03/01/2020(e)	1,219	1,212	First Data Corp, Term Loan B
			3.65%, 03/24/2017(e)	1,546	1,542
Univision Communications Inc, Term Loan			4.15%, 09/30/2018(e)	574	573
C4
4.00%, 03/01/2020(e)	2,009	2,000	RP Crown Parent LLC, Term Loan B
			6.00%, 12/21/2018(e)	1,167	1,163
		$20,238
					$4,963

See accompanying notes

Schedule of Investments High Yield Fund I April 30, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value(000	's)

Telecommunications - 0.40%
Alcatel-Lucent USA Inc, Term Loan C
4.50%, 01/29/2019(e)	$713	$713
Altice Financing SA, Delay-Draw Term Loan
DD
5.50%, 07/15/2019(e)	698	711
Cincinnati Bell Inc, Term Loan B
4.00%, 08/09/2020(e)	147	145
4.00%, 08/09/2020(e)	144	143
4.00%, 08/20/2020(e)	147	145
Integra Telecom Holdings Inc, Term Loan
5.25%, 02/22/2019(e)	1,223	1,226
Level 3 Financing Inc, Term Loan BI
3.95%, 01/15/2020(e)	1,115	1,117
Level 3 Financing Inc, Term Loan BIII
3.95%, 08/01/2019(e)	2,500	2,498
UPC Financing Partnership, Term Loan AH
3.25%, 06/10/2021(e)	310	307
		$7,005

Transportation - 0.04%
Navios Maritime Partners LP, Term Loan B
5.25%, 10/18/2020(e)	617	623

TOTAL SENIOR FLOATING RATE INTERESTS		$141,864
Total Investments		$1,756,542
Liabilities in Excess of Other Assets, Net - (1.02)%		$(17,670)
TOTAL NET ASSETS - 100.00%		$1,738,872

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $4,983 or 0.29% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $485,628 or 27.93% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2014.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after April 30, 2014, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Communications	21.06%
Consumer, Non-cyclical	17 .12%
Energy	15 .02%
Consumer, Cyclical	13 .12%
Financial	10 .63%
Industrial	6 .78%
Technology	4 .66%
Exchange Traded Funds	4 .64%
Basic Materials	4.48%
Utilities	3 .46%
Diversified	0 .05%
Liabilities in Excess of Other Assets, Net	(1 .02)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's)	Value(000	's)
SONICblue Inc (a),(b)	9,825,000	$—		Banks (continued)
				PNC Financial Services Group Inc/The
				6.75%, 07/29/2049(d)	$18,000	$19,845
Diversified Financial Services - 0.00%
Adelphia Recovery Trust (a),(b),(c)	658,740	5		SunTrust Bank/Atlanta GA
				2.75%, 05/01/2023	15,000	14,163
				US Bancorp/MN
Transportation - 0.00%				1.65%, 05/15/2017	9,000	9,116
Trailer Bridge Inc (a),(b)	7,120	—		2.95%, 07/15/2022	5,000	4,841
				3.00%, 03/15/2022	2,000	1,993
TOTAL COMMON STOCKS		$5		4.13%, 05/24/2021	3,000	3,237
INVESTMENT COMPANIES - 5.52%	Shares Held	Value(000	's)	US Bank NA/Cincinnati OH
				4.95%, 10/30/2014	6,000	6,134
Publicly Traded Investment Fund - 5.52%				Wells Fargo & Co
Goldman Sachs Financial Square Funds -	143,392,884	143,393		7.98%, 12/31/2049(d)	15,000	17,025
Government Fund						$206,584

TOTAL INVESTMENT COMPANIES		$143,393		Beverages - 1.46%
	Principal			Anheuser-Busch InBev Worldwide Inc
BONDS- 66.94%	Amount (000's)	Value(000	's)	2.50%, 07/15/2022	9,000	8,538
				7.75%, 01/15/2019	10,000	12,411
Airlines - 0.00%				Innovation Ventures LLC / Innovation
UAL 1991 Equipment Trust AB				Ventures Finance Corp
0.00%, 07/05/2014(a),(b)	$3,032	$—		9.50%, 08/15/2019(e)	18,000	16,875
						$37,824

Automobile Floor Plan Asset Backed Securities - 2.51%				Biotechnology - 1.64%
Ally Master Owner Trust				Amgen Inc
0.60%, 04/15/2018(d)	13,000	13,026
0.62%, 01/15/2019(d)	5,000	5,007		3.63%, 05/15/2022	4,500	4,632
				3.88%, 11/15/2021	13,000	13,689
CNH Wholesale Master Note Trust				Gilead Sciences Inc
0.75%, 08/15/2019(d),(e)	13,000	13,015
				4.40%, 12/01/2021	14,000	15,282
Ford Credit Floorplan Master Owner Trust A				Laba Royalty Sub LLC
0.53%, 01/15/2018(d)	14,000	14,021
				9.00%, 05/15/2029(b),(e)	9,000	9,000
0.55%, 02/15/2019(d)	6,000	6,002
Nissan Master Owner Trust Receivables						$42,603
0.45%, 02/15/2018(d)	14,000	14,005		Chemicals - 1.13%
		$65,076		Airgas Inc
				1.65%, 02/15/2018	6,000	5,917
Automobile Manufacturers - 0.16%				2.38%, 02/15/2020	7,000	6,704
General Motors Co				4.50%, 09/15/2014	5,000	5,067
4.88%, 10/02/2023(e)	4,000	4,135
				Axiall Corp
				4.88%, 05/15/2023(e)	2,500	2,444
Banks- 7.96%				Eagle Spinco Inc
Bank of America Corp				4.63%, 02/15/2021(e)	9,250	9,204
5.00%, 01/15/2015	3,000	3,090				$29,336
5.42%, 03/15/2017	5,000	5,503
6.50%, 07/15/2018	2,000	2,336		Commercial Services - 1.63%
				Ceridian Corp
6.75%, 06/01/2028	2,000	2,385		11.25%, 11/15/2015 (d)	20,000	20,250
8.00%, 12/29/2049(d)	4,000	4,530
8.13%, 12/29/2049(d)	10,000	11,355		ERAC USA Finance LLC
				3.30%, 10/15/2022(e)	2,000	1,943
Citigroup Inc				4.50%, 08/16/2021(e)	6,000	6,423
3.95%, 06/15/2016	3,000	3,178		6.38%, 10/15/2017(e)	4,000	4,593
4.50%, 01/14/2022	4,000	4,276		7.00%, 10/15/2037(e)	7,000	9,058
5.85%, 08/02/2016	12,000	13,214
Goldman Sachs Group Inc/The						$42,267
3.63%, 02/07/2016	5,000	5,228		Computers - 0.47%
3.63%, 01/22/2023	4,000	3,967		Apple Inc
5.25%, 07/27/2021	13,000	14,434		2.40%, 05/03/2023	13,000	12,146
5.35%, 01/15/2016	2,000	2,146
ING Bank NV
3.75%, 03/07/2017(e)	5,000	5,320		Diversified Financial Services - 3.88%
4.00%, 03/15/2016(e)	7,000	7,397		American Honda Finance Corp
				0.73%, 10/07/2016(d)	4,500	4,536
JP Morgan Chase & Co				1.60%, 02/16/2018(e)	10,000	9,970
3.25%, 09/23/2022	5,000	4,940		3.80%, 09/20/2021(e)	10,000	10,561
5.13%, 09/15/2014	12,000	12,208
7.90%, 04/29/2049(d)	7,000	7,910		DVI Inc
				0.00%, 02/01/2004(a),(b),(c)	8,125	508
Morgan Stanley				0.00%, 02/01/2004(a),(b),(c)	400	25
3.80%, 04/29/2016	4,000	4,209
4.88%, 11/01/2022	2,000	2,110		Ford Motor Credit Co LLC
5.50%, 07/28/2021	5,000	5,658		3.98%, 06/15/2016	20,000	21,210
PNC Bank NA				General Electric Capital Corp
				1.23%, 03/15/2023(d)	13,000	12,978
2.95%, 01/30/2023	5,000	4,836
See accompanying notes				151

Schedule of Investments
Income Fund
April 30, 2014 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)					Forest Products & Paper - 0.67%
General Electric Capital Corp	(continued)				Plum Creek Timberlands LP
5.30%, 02/11/2021		$2,000	$2,263		3.25%, 03/15/2023	$5,000	$4,723
International Lease Finance Corp					4.70%, 03/15/2021	12,000	12,658
8.63%, 01/15/2022		3,000	3,675				$17,381
8.75%, 03/15/2017(d)		8,500	9,903
Jefferies Finance LLC / JFIN Co-Issuer Corp					Healthcare - Services - 1.14%
7.38%, 04/01/2020(e)		3,750	3,928		HCA Inc
Jefferies Group LLC					5.88%, 05/01/2023	4,500	4,579
5.13%, 04/13/2018		5,000	5,458		7.50%, 02/15/2022	3,000	3,422
5.13%, 01/20/2023		1,500	1,584		7.50%, 11/06/2033	1,700	1,742
6.25%, 01/15/2036		9,000	9,286		HealthSouth Corp
8.50%, 07/15/2019		4,000	4,929		7.25%, 10/01/2018	1,620	1,709
			$100,814		7.75%, 09/15/2022	4,948	5,430
					Vantage Oncology LLC / Vantage Oncology
Electric - 7.58%					Finance Co
Exelon Generation Co LLC					9.50%, 06/15/2017(e)	12,500	12,813
6.20%, 10/01/2017		14,000	15,974				$29,695
6.25%, 10/01/2039		3,000	3,478
GenOn Americas Generation LLC					Insurance - 3.05%
8.50%, 10/01/2021		12,500	12,719		Berkshire Hathaway Inc
GenOn Energy Inc					3.00%, 02/11/2023	5,000	4,955
9.88%, 10/15/2020		6,500	6,809		3.75%, 08/15/2021	5,000	5,315
LG&E and KU Energy LLC					Farmers Insurance Exchange
					6.00%, 08/01/2014(e)	6,000	6,063
3.75%, 11/15/2020		5,000	5,152
4.38%, 10/01/2021		5,000	5,301		Fidelity National Financial Inc
Metropolitan Edison Co					5.50%, 09/01/2022	5,000	5,416
3.50%, 03/15/2023(e)		9,000	8,800		6.60%, 05/15/2017	12,000	13,590
NiSource Finance Corp					First American Financial Corp
3.85%, 02/15/2023		2,000	2,022		4.30%, 02/01/2023	20,000	19,716
5.25%, 09/15/2017		2,000	2,227		Prudential Financial Inc
5.40%, 07/15/2014		5,000	5,048		4.50%, 11/16/2021	2,000	2,190
6.13%, 03/01/2022		5,000	5,821		5.38%, 06/21/2020	2,000	2,283
Oncor Electric Delivery Co LLC					7.38%, 06/15/2019	4,000	4,945
					8.88%, 06/15/2068(d)	12,000	14,670
7.00%, 09/01/2022		17,000	21,378
PacifiCorp							$79,143
4.95%, 08/15/2014		5,000	5,062		Iron & Steel - 1.62%
5.25%, 06/15/2035		5,000	5,654		Allegheny Technologies Inc
6.25%, 10/15/2037		2,000	2,579		5.88%, 08/15/2023	7,000	7,436
PPL Energy Supply LLC					5.95%, 01/15/2021	16,000	17,426
4.60%, 12/15/2021		11,000	11,206		ArcelorMittal
6.50%, 05/01/2018		3,000	3,369		6.00%, 03/01/2021(d)	16,000	17,120
Solar Star Funding LLC							$41,982
5.38%, 06/30/2035(e)		15,500	15,465
Southwestern Electric Power Co					Leisure Products & Services - 0.82%
3.55%, 02/15/2022		12,000	12,148		Royal Caribbean Cruises Ltd
5.38%, 04/15/2015		6,500	6,757		7.25%, 03/15/2018	5,000	5,800
TransAlta Corp					Seven Seas Cruises S de RL LLC
4.50%, 11/15/2022		18,000	17,965		9.13%, 05/15/2019	14,000	15,400
6.65%, 05/15/2018		4,000	4,555				$21,200
Tucson Electric Power Co					Lodging - 0.70%
3.85%, 03/15/2023		14,000	13,898		Boyd Gaming Corp
5.15%, 11/15/2021		3,000	3,326		9.13%, 12/01/2018	17,000	18,233
			$196,713

Entertainment - 0.24%					Media- 2.45%
Greektown Holdings LLC/Greektown					21st Century Fox America Inc
Mothership Corp					4.50%, 02/15/2021	5,000	5,464
8.88%, 03/15/2019(e)		1,250	1,288
					6.40%, 12/15/2035	8,000	9,709
Peninsula Gaming LLC / Peninsula Gaming					Comcast Corp
Corp					2.85%, 01/15/2023	10,000	9,745
8.38%, 02/15/2018(e)		4,500	4,837
					3.13%, 07/15/2022	2,000	2,002
			$6,125		5.15%, 03/01/2020	2,000	2,276
Environmental Control - 1.70%					Historic TW Inc
ADS Waste Holdings Inc					9.15%, 02/01/2023	5,260	7,228
8.25%, 10/01/2020		21,000	22,759		NBCUniversal Enterprise Inc
					0.91%, 04/15/2018(d),(e)	3,000	3,032
Republic Services Inc
3.55%, 06/01/2022		6,000	6,068		Time Warner Cable Inc
3.80%, 05/15/2018		2,000	2,131		4.00%, 09/01/2021	2,000	2,126
5.00%, 03/01/2020		12,000	13,273		4.13%, 02/15/2021	2,000	2,145
			$44,231		5.00%, 02/01/2020	2,000	2,238

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Media (continued)				Pipelines (continued)
Time Warner Cable Inc (continued)				Express Pipeline LLC
6.55%, 05/01/2037	$6,000	$7,356		7.39%, 12/31/2019(e)	$6,234	$6,646
7.30%, 07/01/2038	7,750	10,298		Southern Natural Gas Co LLC
		$63,619		8.00%, 03/01/2032	4,000	5,347
				Tennessee Gas Pipeline Co LLC
Mining - 0.73%				8.38%, 06/15/2032	2,000	2,710
Glencore Canada Corp				TransCanada PipeLines Ltd
6.00%, 10/15/2015	12,000	12,837		0.91%, 06/30/2016(d)	5,000	5,042
Xstrata Finance Canada Ltd				6.10%, 06/01/2040	5,000	6,088
4.25%, 10/25/2022(d),(e)	2,000	1,982
4.95%, 11/15/2021(e)	4,000	4,198		7.25%, 08/15/2038	7,000	9,554
						$57,455
		$19,017
				Real Estate - 0.89%
Oil & Gas - 6.12%				WEA Finance LLC
BG Energy Capital PLC				4.63%, 05/10/2021(e)	6,000	6,601
2.88%, 10/15/2016(e)	2,000	2,082
4.00%, 10/15/2021(e)	11,500	12,029		WEA Finance LLC / WT Finance Aust Pty
				Ltd
BP Capital Markets PLC				6.75%, 09/02/2019(e)	12,000	14,527
2.50%, 11/06/2022	3,000	2,834		WEA Finance LLC / WT Finance Aust Pty Ltd
3.25%, 05/06/2022	4,000	4,005		/ WT Finance NZ Ltd
4.75%, 03/10/2019	14,000	15,666		3.38%, 10/03/2022(e)	2,000	2,020
Linn Energy LLC / Linn Energy Finance						$23,148
Corp
6.50%, 05/15/2019	13,250	13,747		REITS- 9.13%
Nabors Industries Inc				Alexandria Real Estate Equities Inc
5.00%, 09/15/2020	14,000	15,321		3.90%, 06/15/2023	4,000	3,931
5.10%, 09/15/2023(e)	5,000	5,280		4.60%, 04/01/2022	20,500	21,445
Petro-Canada				Arden Realty LP
9.25%, 10/15/2021	8,500	11,679		5.25%, 03/01/2015	8,000	8,218
Phillips 66				BioMed Realty LP
4.30%, 04/01/2022	9,000	9,623		3.85%, 04/15/2016	6,000	6,311
Rowan Cos Inc				4.25%, 07/15/2022	8,000	8,180
4.88%, 06/01/2022	8,000	8,457		6.13%, 04/15/2020	8,000	9,196
5.00%, 09/01/2017	14,000	15,224		CubeSmart LP
Tesoro Corp				4.38%, 12/15/2023	8,000	8,159
5.38%, 10/01/2022	8,750	9,078		4.80%, 07/15/2022	9,000	9,607
W&T Offshore Inc				Duke Realty LP
8.50%, 06/15/2019	18,500	19,980		3.88%, 10/15/2022	3,000	2,982
Whiting Petroleum Corp				4.38%, 06/15/2022	4,000	4,142
5.75%, 03/15/2021	13,000	13,943		8.25%, 08/15/2019	13,000	16,185
		$158,948		HCP Inc
				2.63%, 02/01/2020	5,000	4,980
Oil & Gas Services - 1.79%				3.75%, 02/01/2019	5,000	5,307
Exterran Partners LP / EXLP Finance Corp				5.38%, 02/01/2021	3,000	3,395
6.00%, 04/01/2021	24,000	24,000		6.00%, 03/01/2015	1,750	1,826
Weatherford International Ltd/Bermuda				7.07%, 06/08/2015	2,250	2,404
4.50%, 04/15/2022	6,750	7,119		Health Care REIT Inc
5.13%, 09/15/2020	14,000	15,480		3.75%, 03/15/2023	3,000	2,996
		$46,599		4.50%, 01/15/2024	5,000	5,207
Other Asset Backed Securities - 0.89%				4.95%, 01/15/2021	3,000	3,295
PFS Financing Corp				6.13%, 04/15/2020	2,000	2,328
0.65%, 04/17/2017(d),(e)	9,000	9,005		6.20%, 06/01/2016	3,000	3,318
0.70%, 02/15/2018(d),(e)	14,000	14,009		Healthcare Realty Trust Inc
		$23,014		5.75%, 01/15/2021	4,000	4,458
				6.50%, 01/17/2017	12,500	14,075
Packaging & Containers - 0.23%				Hospitality Properties Trust
Sealed Air Corp				4.50%, 06/15/2023	5,000	4,979
6.88%, 07/15/2033(e)	6,000	6,060		4.65%, 03/15/2024	5,000	5,031
				5.00%, 08/15/2022	14,000	14,719
Pharmaceuticals - 0.52%				Kimco Realty Corp
AbbVie Inc				6.88%, 10/01/2019	12,000	14,390
2.90%, 11/06/2022	13,750	13,397		Nationwide Health Properties Inc
				6.00%, 05/20/2015	12,000	12,661
				Simon Property Group LP
Pipelines - 2.21%				2.75%, 02/01/2023	7,000	6,706
Buckeye Partners LP				4.38%, 03/01/2021	3,000	3,282
4.15%, 07/01/2023	10,000	10,120		10.35%, 04/01/2019	9,000	12,210
El Paso Natural Gas Co LLC				Ventas Realty LP / Ventas Capital Corp
7.50%, 11/15/2026	9,500	11,948		3.25%, 08/15/2022	8,000	7,846

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC)
REITS (continued)				(continued)
Ventas Realty LP / Ventas Capital Corp
(continued)				4.50%, 08/01/2033	$2,527	$2,722
4.00%, 04/30/2019	$3,000	$3,204		4.50%, 08/01/2033	1,233	1,329
				4.50%, 08/01/2033	2,241	2,413
		$236,973		4.50%, 05/01/2039	5,748	6,174
Savings & Loans - 0.55%				4.50%, 06/01/2039	4,609	4,988
First Niagara Financial Group Inc				4.50%, 07/01/2039	11,669	12,624
6.75%, 03/19/2020	3,500	4,019		4.50%, 12/01/2040	12,056	12,957
7.25%, 12/15/2021	9,000	10,269		5.00%, 08/01/2035	2,198	2,435
		$14,288		5.00%, 11/01/2035	2,158	2,364
				5.00%, 10/01/2038	4,124	4,453
Telecommunications - 1.41%				5.00%, 08/01/2039	8,675	9,556
Corning Inc				5.50%, 11/01/2017	532	569
4.25%, 08/15/2020	10,000	10,871		5.50%, 01/01/2018	125	132
4.75%, 03/15/2042	4,000	4,157		5.50%, 05/01/2031	382	423
Qwest Corp				5.50%, 06/01/2035	1,730	1,917
6.75%, 12/01/2021	19,000	21,550		5.50%, 01/01/2036	2,576	2,856
		$36,578		5.50%, 04/01/2036	2,241	2,495
Transportation - 0.76%				6.00%, 03/01/2031	84	95
Navios Maritime Holdings Inc / Navios				6.00%, 05/01/2032	329	366
Maritime Finance II US Inc				6.00%, 06/01/2038	1,072	1,204
7.38%, 01/15/2022(e)	9,000	9,090		6.50%, 01/01/2029	97	111
Trailer Bridge Inc				6.50%, 05/01/2029	137	154
0.00%, 11/15/2015(a),(b)	12,000	—		6.50%, 06/01/2029	168	190
12.23%, 03/31/2017 (b),(c),(d)	11,072	10,627		6.50%, 06/01/2029	79	88
		$19,717		6.50%, 08/01/2029	77	86
				7.00%, 01/01/2032	129	145
Trucking & Leasing - 0.90%						$160,218
Penske Truck Leasing Co Lp / PTL Finance
Corp				Federal National Mortgage Association (FNMA) - 13.28%
3.75%, 05/11/2017(e)	22,000	23,432		3.00%, 03/01/2042	12,037	11,741
				3.00%, 03/01/2042	12,086	11,788
TOTAL BONDS		$1,737,733		3.00%, 05/01/2042	13,855	13,514
	Principal			3.00%, 06/01/2042	13,138	12,814
CONVERTIBLE BONDS - 1.43%	Amount (000's)	Value(000	's)	3.00%, 06/01/2042	13,039	12,718
				3.50%, 12/01/2040	9,955	10,114
Automobile Parts & Equipment - 1.10%				3.50%, 01/01/2041	8,468	8,602
Meritor Inc				3.50%, 01/01/2041	8,047	8,175
7.88%, 03/01/2026	18,750	28,535		3.50%, 12/01/2041	7,490	7,609
				3.50%, 01/01/2042	10,617	10,796
				3.50%, 03/01/2042	11,665	11,849
Pharmaceuticals - 0.33%				3.50%, 04/01/2042	14,895	15,132
Omnicare Inc
3.25%, 12/15/2035	3,720	3,906		4.00%, 03/01/2039	6,018	6,307
3.50%, 02/15/2044	4,622	4,680		4.00%, 08/01/2040	6,064	6,356
				4.00%, 09/01/2040	10,885	11,436
		$8,586		4.00%, 11/01/2040	7,337	7,690
TOTAL CONVERTIBLE BONDS		$37,121		4.00%, 11/01/2040	4,367	4,578
SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 10/01/2041	9,582	10,046
0.59%	Amount (000's)	Value (000's)		4.00%, 10/01/2041	7,569	7,934
Entertainment - 0.18%				4.00%, 11/01/2041	21,737	22,790
CCM Merger Inc, Term Loan				4.00%, 04/01/2042	12,942	13,568
5.00%, 03/01/2017(d)	$4,512	$4,495		4.00%, 08/01/2043	19,366	20,341
				4.00%, 11/01/2043	19,423	20,412
				4.50%, 06/01/2039	3,856	4,142
Transportation - 0.41%				4.50%, 08/01/2039	4,240	4,588
Trailer Bridge Inc, Term Loan				4.50%, 05/01/2040	6,068	6,550
10.00%, 04/02/2016 (b),(c),(d)	10,650	10,650
				4.50%, 10/01/2040	14,806	15,927
				4.50%, 12/01/2040	14,802	15,983
TOTAL SENIOR FLOATING RATE INTERESTS		$15,145		5.00%, 01/01/2018	455	483
U.S. GOVERNMENT & GOVERNMENT	Principal			5.00%, 10/01/2032	515	564
AGENCY OBLIGATIONS - 25.14%	Amount (000's)	Value(000	's)	5.00%, 08/01/2035	4,652	5,110
Federal Home Loan Mortgage Corporation (FHLMC) -				5.00%, 04/01/2039	2,145	2,369
6.17%				5.00%, 12/01/2039	3,157	3,481
3.00%, 10/01/2042	$14,947	$14,570		5.00%, 04/01/2040	6,096	6,718
3.00%, 10/01/2042	15,739	15,367		5.00%, 06/01/2040	5,310	5,884
3.00%, 11/01/2042	15,713	15,316		5.50%, 03/01/2033	458	507
3.50%, 10/01/2041	9,474	9,621		5.50%, 02/01/2035	4,522	5,045
3.50%, 04/01/2042	12,234	12,424		6.00%, 04/01/2032	146	165
3.50%, 04/01/2042	12,017	12,204		6.50%, 09/01/2028	54	61
4.00%, 04/01/2039	7,479	7,870		6.50%, 11/01/2028	54	61

See accompanying notes

Schedule of Investments Income Fund April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)
6.50%, 05/01/2031	$27	$31
6.50%, 04/01/2032	213	240
6.50%, 05/01/2032	307	345
7.00%, 01/01/2030	5	5
		$344,569
Government National Mortgage Association (GNMA) -
0.03%
6.00%, 05/20/2032(d)	621	700
7.00%, 06/20/2031	116	138
		$838

U.S. Treasury - 5.66%
0.25%, 01/31/2015	15,000	15,019
0.25%, 07/15/2015	15,000	15,018
0.63%, 12/15/2016	15,000	14,967
0.75%, 10/31/2017	15,000	14,808
0.88%, 02/28/2017	15,000	15,028
1.38%, 11/30/2018	15,000	14,888
1.75%, 05/31/2016	15,000	15,403
2.38%, 05/31/2018	10,000	10,406
3.13%, 05/15/2021	15,000	15,884
3.63%, 02/15/2044	15,000	15,464
		$146,885
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$652,510
Total Investments		$2,585,907
Other Assets in Excess of Liabilities, Net - 0.38%		$9,989
TOTAL NET ASSETS - 100.00%		$2,595,896

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $30,815 or 1.19% of net assets.
(c)	Security is Illiquid
(d)	Variable Rate. Rate shown is in effect at April 30, 2014.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $283,125 or 10.91% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	25 .46%
Mortgage Securities	19.48%
Energy	10 .12%
Utilities	7 .58%
Consumer, Non-cyclical	6 .72%
Government	5.66%
Exchange Traded Funds	5 .52%
Basic Materials	4.15%
Industrial	4 .00%
Communications	3 .86%
Asset Backed Securities	3 .40%
Consumer, Cyclical	3 .20%
Technology	0 .47%
Other Assets in Excess of Liabilities, Net	0 .38%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 0.03%	Shares Held	Value(000	's)		Principal
Diversified Financial Services - 0.03%				BONDS (continued)	Amount (000's)		Value(000	's)
Rescap Liquidating Trust (a)	20,968	$319		Mortgage Backed Securities (continued)
				ML-CFC Commercial Mortgage Trust 2006-
TOTAL COMMON STOCKS		$319		3
INVESTMENT COMPANIES - 2.23%	Shares Held	Value(000	's)	0.27%, 07/12/2046(b),(c)		$12,866	$172
				WaMu Mortgage Pass-Through Certificates
Publicly Traded Investment Fund - 2.23%				Series 2005-AR2 Trust
Goldman Sachs Financial Square Funds -	22,877,273	22,877		0.52%, 01/25/2045(c)		96	87
Money Market Fund				WaMu Mortgage Pass-Through Certificates
				Series 2006-AR9 Trust
TOTAL INVESTMENT COMPANIES		$22,877		0.37%, 08/25/2046(c)		103	13
	Principal						$6,527
BONDS- 6.57%	Amount (000's)	Value(000	's)
				Other Asset Backed Securities - 0.04%
Banks- 0.01%				Argent Securities Trust 2006-W3
HSBC USA Capital Trust I				0.27%, 04/25/2036(c)		34	14
7.81%, 12/15/2026(b)	$100	$101
				Asset-Backed Pass-Through Certificates Series
				2004-R2
Home Equity Asset Backed Securities - 0.00%				0.77%, 04/25/2034(c)		213	198
New Century Home Equity Loan Trust 2005-				Countrywide Asset-Backed Certificates
1				1.28%, 12/25/2032(c)		49	45
0.73%, 03/25/2035(c)	55	54		Fannie Mae Grantor Trust 2004-T9
Option One Mortgage Loan Trust 2005-1				0.30%, 04/25/2035(c)		35	35
1.65%, 02/25/2035(c)	23	1		Fannie Mae REMIC Trust 2003-W16
Option One Mortgage Loan Trust 2007-CP1				0.45%, 11/25/2033(c)		2	2
0.60%, 03/25/2037(c)	209	—		Long Beach Mortgage Loan Trust 2004-2
				0.95%, 06/25/2034(c)		132	124
		$55
							$418
Mortgage Backed Securities - 0.64%
Alternative Loan Trust 2007-OA7				Sovereign - 5.88%
0.36%, 05/25/2047(c)	1,935	611		Bundesrepublik Deutschland Bundesobligation
Bear Stearns ALT-A Trust 2007-2				Inflation Linked Bond
0.32%, 04/25/2037(c)	624	368		0.75%, 04/15/2018	EUR	3,278	4,799
CD 2007-CD4 Commercial Mortgage Trust				Deutsche Bundesrepublik Inflation Linked
0.56%, 12/11/2049(b),(c)	6,063	55		Bond
Chase Mortgage Finance Trust Series 2007-				1.50%, 04/15/2016		25,692	37,117
A2				Italy Buoni Poliennali Del Tesoro
2.72%, 07/25/2037(c)	141	141		2.10%, 09/15/2016		5,255	7,637
Commercial Mortgage Trust 2007-GG9				Japanese Government CPI Linked Bond
0.48%, 03/10/2039(b),(c)	45,051	303		0.10%, 09/10/2023	JPY	732,368	7,815
Fannie Mae REMIC Trust 2004-W5				New Zealand Government Bond
0.60%, 02/25/2047(c)	45	45		3.04%, 09/20/2030(c)	NZD	3,331	2,981
Fannie Mae REMIC Trust 2005-W2							$60,349
0.35%, 05/25/2035(c)	36	36		TOTAL BONDS			$67,450
Freddie Mac REMICS				U.S. GOVERNMENT & GOVERNMENT	Principal
0.45%, 02/15/2018(c)	10	10		AGENCY OBLIGATIONS - 91.25%	Amount (000's)		Value(000	's)
0.55%, 09/15/2033(c)	56	56
0.60%, 06/15/2023(c)	7	7		U.S. Treasury - 1.27%
G-FORCE 2005-RR2 LLC				0.38%, 01/31/2016		$13,000	$13,015
0.45%, 12/25/2039(b),(c),(d)	816	784
Ginnie Mae				U.S. Treasury Inflation-Indexed Obligations - 89.98%
0.50%, 10/20/2031(c)	17	17		0.13%, 04/15/2016		71,024	73,055
0.67%, 03/16/2047(c)	1,788	60		0.13%, 04/15/2017		27,368	28,226
HomeBanc Mortgage Trust 2005-5				0.13%, 04/15/2018		101,094	103,834
0.49%, 01/25/2036(c)	571	459		0.13%, 04/15/2019		29,608	30,223
Impac CMB Trust Series 2004-5				0.13%, 01/15/2022		41,060	40,598
2.48%, 10/25/2034(c)	41	31		0.13%, 07/15/2022		15,003	14,833
Impac CMB Trust Series 2004-6				0.13%, 01/15/2023		49,414	48,314
1.13%, 10/25/2034(c)	25	24		0.38%, 07/15/2023		30,372	30,374
Impac CMB Trust Series 2005-1				0.63%, 07/15/2021		204	212
0.77%, 04/25/2035(c)	169	137		0.63%, 01/15/2024		79,958	81,139
Impac CMB Trust Series 2005-5				0.63%, 02/15/2043		22,226	19,293
0.92%, 08/25/2035(c)	35	19		0.75%, 02/15/2042		20,897	18,840
Impac CMB Trust Series 2007-A				1.13%, 01/15/2021		61,074	65,292
0.40%, 05/25/2037(c)	767	745		1.25%, 07/15/2020		15,395	16,702
JP Morgan Alternative Loan Trust				1.38%, 07/15/2018		6,097	6,639
0.30%, 03/25/2037(c)	876	793		1.38%, 01/15/2020		22,723	24,700
Merrill Lynch Alternative Note Asset Trust				1.38%, 02/15/2044(d)		23,297	24,580
Series 2007-A3				1.75%, 01/15/2028		24,011	27,048
0.36%, 04/25/2037(c)	3,141	1,554		2.00%, 01/15/2026(e)		9,280	10,717
				2.13%, 02/15/2040		13,892	17,091
				2.13%, 02/15/2041		12,403	15,332

See accompanying notes

Schedule of Investments Inflation Protection Fund April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury Inflation-Indexed Obligations (continued)
2.38%, 01/15/2025	$53,517	$63,723
2.38%, 01/15/2027	15,635	18,842
2.50%, 07/15/2016	17,144	18,699
2.50%, 01/15/2029	42,402	52,366
3.38%, 04/15/2032	2,309	3,253
3.63%, 04/15/2028	24,372	33,628
3.88%, 04/15/2029	25,029	35,887
		$923,440
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$936,455
TOTAL PURCHASED OPTIONS - 0.03%		$307
TOTAL PURCHASED INTEREST RATE FLOOR - 0.00%		$10
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.04%		$400
Total Investments		$1,027,818
Liabilities in Excess of Other Assets, Net - (0.15)%		$(1,533)
TOTAL NET ASSETS - 100.00%		$1,026,285

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,415 or 0.14% of net assets.
(c)	Variable Rate. Rate shown is in effect at April 30, 2014.
(d)	Security is Illiquid
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,632 or 0.16% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Government		97 .13%
Exchange Traded Funds		2 .23%
Mortgage Securities		0.64%
Purchased Interest Rate Swaptions		0.04%
Financial		0 .04%
Asset Backed Securities		0 .04%
Purchased Options		0 .03%
Purchased Inflation Floor		0 .00%
Liabilities in Excess of Other Assets, Net		(0 .15)%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Appreciation/(Depreciation)
Euro	Bank of America NA	05/21/2014	35,740,000	$49,390	$49,578	$(188)
Japanese Yen	Barclays Bank PLC	05/21/2014	778,416,000	7,653	7,616	37
New Zealand Dollar	Goldman Sachs & Co	07/23/2014	3,323,000	2,860	2,844	16
Total						$(135)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Inflation Protection Fund April 30, 2014 (unaudited)

Futures Contracts

											Unrealized
Type		Long/Short		Contracts		Notional Value			Fair Value		Appreciation/(Depreciation)
Euro Bund 10 Year Bund Future; June 2014			Short		48		$9,603	$		9,625	$(22)
Japan 10 Year Bond TSE; June 2014			Short		8		11,328			11,340	(12)
US 10 Year Note; June 2014			Long		154		19,157			19,161	4
US 2 Year Note; June 2014			Long		23		5,055			5,057	2
US 5 Year Note; June 2014			Long		432		51,480			51,604	124
US Long Bond; June 2014			Short		322		43,132			43,450	(318)
US Ultra Bond; June 2014			Short		291		41,351			42,859	(1,508)
Total											$(1,730)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed			Notional			Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index	Floating Rate	Rate	Expiration Date		Amount	Fair Value		Paid/(Received)		Appreciation/(Depreciation)
Barclays Bank PLC	3 Month LIBOR	Pay	2.50%	03/17/2024		$7,200		$(154)		$—	$(154)
Barclays Bank PLC US CPI Urban		Receive	2.07%	03/10/2018		20,405		53		—	53
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC US CPI Urban		Receive	2.04%	02/26/2018		22,890		99		—	99
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC US CPI Urban		Pay	1.85%	02/26/2016		22,890		(108)		—	(108)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC US CPI Urban		Pay	1.85%	03/10/2016		20,405		(76)		—	(76)
	Consumers
	NAS(CPURNSA)
Total								$(186)		$—	$(186)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed			Notional
	Floating Rate Index	Floating Rate	Rate	Expiration Date		Amount	Fair Value		Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	2.88%	07/12/2023		$5,700		$(111)	$		(111)
	3 Month LIBOR	Receive	1.54%	08/01/2018		2,900		(5)			(4)
	3 Month LIBOR	Receive	0.48%	08/08/2015		49,700		(116)			(117)
	3 Month LIBOR	Receive	2.22%	08/09/2020		21,200		(121)			(121)
	3 Month LIBOR	Receive	3.69%	11/22/2043		5,100		(243)			(244)
	3 Month LIBOR	Receive	3.74%	11/26/2043		2,500		(146)			(146)
	3 Month LIBOR	Pay	3.87%	01/08/2044		4,700		391			391
Total								$(351)	$		(352)

Amounts in thousands

Interest Rate Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)	Fair Value		Unrealized Appreciation/(Depreciation)
Call - 5 Year Interest Barclays Bank PLC		3 Month	Pay	2.04%	07/07/2014		$28,900		$218	$316	$98
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Receive	2.04%	07/07/2014		28,900		219	84	(135)
Rate Swap		LIBOR
Total									$437	$400	$(37)

Amounts in thousands

See accompanying notes

Schedule of Investments Inflation Protection Fund April 30, 2014 (unaudited)

				Options
						Upfront Premiums					Unrealized
Purchased Options Outstanding		Exercise Price Expiration Date			Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - Eurodollar Future; June 2014		EUR	143.00	05/26/2014	67		$101		$156		$55
Call - US Long Bond; June 2014			$136.00	05/26/2014	171		$109		$112		$3
Put - Eurodollar Future; June 2014		EUR	143 .00	05/26/2014	201		197		39		(158)
Total							$407		$307		$(100)

Amounts in thousands except contracts

Purchased Inflation Floor

								Upfront
	Counterparty		Strike		Expiration	Notional		Premiums			Unrealized Appreciation/(Depreciation)
Description	(Issuer)		Index	Exercise Index	Date	Amount	Paid/(Received)		Fair Value
Floor - Eurostat Eurozone	Barclays Bank PLC $ 0.15			Max (0, 0% -	11/19/2015	$8,015		$16		$10		$(6)
HICP ex Tobacco NSA				CPTFEMU)
Total								$16		$10		$(6)

Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 92.19%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Agriculture - 0.95%			Computers - 1.14%
KT&G Corp	115,166	$9,230	Tata Consultancy Services Ltd	263,416	$9,562
Perusahaan Perkebunan London Sumatra	42,150,300	8,956	Wipro Ltd	1,415,821	12,271
Indonesia Tbk PT					$21,833

		$18,186	Cosmetics & Personal Care - 0.59%
Apparel - 0.71%			Amorepacific Corp	8,780	11,354
Arvind Ltd	1,497,616	4,562
Feng TAY Enterprise Co Ltd	850,000	2,354
Pou Chen Corp	5,246,000	6,680	Diversified Financial Services - 3.42%
			Indiabulls Housing Finance Ltd	1,027,883	5,102
		$13,596	Mega Financial Holding Co Ltd	23,876,691	18,280
Automobile Manufacturers - 2.73%			Shinhan Financial Group Co Ltd	618,770	27,008
Hyundai Motor Co	124,311	27,717	SinoPac Financial Holdings Co Ltd	21,539,994	9,615
Tata Motors Ltd ADR	660,662	24,722	Taishin Financial Holding Co Ltd	12,190,418	5,537
		$52,439			$65,542

Automobile Parts & Equipment - 1.60%			Electric - 2.74%
Apollo Tyres Ltd	2,734,550	7,239	China Resources Power Holdings Co Ltd	2,098,000	5,273
Hanil E-Hwa Co Ltd	190,790	3,904	Huadian Fuxin Energy Corp Ltd	22,968,000	10,740
Hiroca Holdings Ltd	1,017,000	3,772	Korea Electric Power Corp	458,940	17,547
Hyundai Mobis	55,452	15,842	Tenaga Nasional BHD	5,181,200	18,887
		$30,757			$52,447

Banks - 14.02%			Electrical Components & Equipment - 0.83%
Agricultural Bank of China Ltd	43,254,000	18,200	Delta Electronics Inc	2,582,000	15,853
Banco de Chile	85,447,343	10,979
Bangkok Bank PCL	2,404,900	14,065	Electronics - 2.11%
Bank Negara Indonesia Persero Tbk PT	17,066,300	7,133	Coretronic Corp (b)	2,465,000	2,944
Bank of China Ltd	67,879,400	29,908	Hon Hai Precision Industry Co Ltd	8,751,111	25,133
Bank of Georgia Holdings PLC	109,370	4,810	Merry Electronics Co Ltd	1,302,840	7,084
Bank Rakyat Indonesia Persero Tbk PT	12,427,970	10,673	Truly International Holdings Ltd	7,972,000	5,388
BDO Unibank Inc	2,761,270	5,480			$40,549
China CITIC Bank Corp Ltd	6,816,000	4,072
China Construction Bank Corp	39,392,722	27,274	Energy - Alternate Sources - 0.30%
Compartamos SAB de CV	3,162,310	5,516	Beijing Jingneng Clean Energy Co Ltd	13,476,000	5,809
FirstRand Ltd	5,636,940	20,740
Grupo Financiero Banorte SAB de CV	1,295,600	8,605
ICICI Bank Ltd ADR	556,561	23,748	Engineering & Construction - 1.98%
Industrial Bank of Korea	830,420	10,229	China Railway Construction Corp Ltd	8,139,000	6,754
Krung Thai Bank PCL (a)	12,560,200	7,044	Grupo Aeroportuario del Sureste SAB de CV	717,246	8,778
			Promotora y Operadora de Infraestructura SAB	1,051,008	14,677
Malayan Banking Bhd	8,109,500	24,616	de CV (b)
Piraeus Bank SA (b)	4,856,472	11,461
Powszechna Kasa Oszczednosci Bank Polski	1,134,204	15,565	TAV Havalimanlari Holding AS	968,316	7,775
SA					$37,984
Qatar National Bank	1	—	Entertainment - 0.35%
Sberbank of Russia (a),(b)	4,317,646	8,811	OPAP SA	420,680	6,718
		$268,929

Beverages - 1.20%			Environmental Control - 0.49%
AMBEV SA ADR	3,183,748	23,082	Coway Co Ltd	119,167	9,419

Building Materials - 1.29%			Food - 2.71%
Anhui Conch Cement Co Ltd	1,647,500	6,151	GFPT PCL (a)	4,532,900	1,976
China National Building Material Co Ltd	12,924,000	12,260	Gruma SAB de CV (b)	1,514,300	13,392
Taiwan Cement Corp	4,027,000	6,399	Indofood Sukses Makmur Tbk PT	14,976,700	9,162
		$24,810	JBS SA (b)	4,089,329	14,140
			Namchow Chemical Industrial Co Ltd (b)	976,000	1,882
Chemicals - 3.10%			Universal Robina Corp	1,878,810	6,169
KCC Corp	13,542	6,753	X5 Retail Group NV (b)	294,491	5,191
LG Hausys Ltd	52,561	9,279			$51,912
PTT Global Chemical PCL	3,970,200	8,570
Sasol Ltd	620,770	34,791	Forest Products & Paper - 0.86%
		$59,393	Mondi PLC	996,525	16,566

Commercial Services - 3.39%
Cielo SA	741,200	12,928	Holding Companies - Diversified - 0.00%
Kroton Educacional SA	919,300	19,542	KOC Holding AS	1	—
S-1 Corp	69,349	5,275
TAL Education Group ADR(b)	528,856	11,698
WuXi PharmaTech Cayman Inc ADR(b)	455,162	15,476	Home Builders - 0.26%
			Even Construtora e Incorporadora SA	102,200	332
		$64,919	MRV Engenharia e Participacoes SA	1,457,264	4,627
					$4,959

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Furnishings - 0.78%			Real Estate (continued)
Steinhoff International Holdings Ltd	2,863,168	$14,878	Emlak Konut Gayrimenkul Yatirim Ortakligi	6,189,866	$8,128
			AS

Insurance - 2.99%					$19,201
Cathay Financial Holding Co Ltd	8,965,413	12,677	REITS - 0.45%
Ping An Insurance Group Co of China Ltd	1,685,500	12,510	Fibra Uno Administracion SA de CV	2,626,500	8,611
Porto Seguro SA	590,473	8,673
Powszechny Zaklad Ubezpieczen SA	95,137	13,495
Sanlam Ltd	1,849,586	9,908	Retail - 2.53%
		$57,263	ANTA Sports Products Ltd	6,033,000	8,843
			E-Mart Co Ltd	62,373	14,263
Internet - 2.88%			GOME Electrical Appliances Holding Ltd	50,280,000	9,492
NAVER Corp	12,856	9,258	President Chain Store Corp	2,148,000	15,984
Tencent Holdings Ltd	637,800	40,156			$48,582
Vipshop Holdings Ltd ADR(b)	41,746	5,852
		$55,266	Semiconductors - 10.79%
			Advanced Semiconductor Engineering Inc	8,036,000	9,358
Iron & Steel - 0.03%			Everlight Electronics Co Ltd	2,511,000	5,884
Vale SA ADR	36,900	488	MediaTek Inc	1,639,000	25,683
			Samsung Electronics Co Ltd	60,348	78,691
			SK Hynix Inc (b)	691,800	26,976
Lodging - 0.67%			Taiwan Semiconductor Manufacturing Co Ltd	15,357,685	60,346
Wynn Macau Ltd	3,258,000	12,894			$206,938

Machinery - Construction & Mining - 0.19%			Software - 0.80%
United Tractors Tbk PT	1,971,800	3,707	HCL Technologies Ltd	657,159	15,292

Media - 2.67%			Telecommunications - 5.96%
Grupo Televisa SAB ADR	503,463	16,519	America Movil SAB de CV ADR	582,784	11,702
Naspers Ltd	248,769	23,508	Bharti Infratel Ltd	1,025,106	3,668
Zee Entertainment Enterprises Ltd	2,570,092	11,205	China Mobile Ltd	1,505,093	14,326
		$51,232	China Unicom Hong Kong Ltd	5,586,000	8,564
			Hellenic Telecommunications Organization	662,433	10,583
Metal Fabrication & Hardware - 1.36%			SA (b)
Catcher Technology Co Ltd	1,971,000	16,642	Mobile Telesystems OJSC ADR	244,202	4,093
Hyosung Corp	132,893	9,495	MTN Group Ltd	1,335,795	26,798
		$26,137	Orange Polska SA	1,739,853	5,945
			Philippine Long Distance Telephone Co	85,365	5,518
Mining - 2.88%			Telekom Malaysia Bhd	7,202,600	13,687
Antofagasta PLC	894,815	11,925	Telekomunikasi Indonesia Persero Tbk PT	48,034,200	9,441
Cia de Minas Buenaventura SAA ADR	576,180	7,490			$114,325
Grupo Mexico SAB de CV	4,552,500	13,710
MMC Norilsk Nickel OJSC ADR	613,568	11,093	Transportation - 0.28%
Southern Copper Corp	367,803	11,086	Sinotrans Ltd	9,533,000	5,274
		$55,304
			TOTAL COMMON STOCKS		$1,767,967
Miscellaneous Manufacturing - 1.44%			INVESTMENT COMPANIES - 3.70%	Shares Held	Value(000	's)
Fosun International Ltd	5,522,000	6,695
Fosun International Ltd - Rights (a),(b)	430,716	—	Publicly Traded Investment Fund - 3.70%
Largan Precision Co Ltd	334,000	20,911	Goldman Sachs Financial Square Funds -	70,899,029	70,899
		$27,606	Government Fund

Oil & Gas - 6.74%			TOTAL INVESTMENT COMPANIES		$70,899
China Petroleum & Chemical Corp	26,457,978	23,488
CNOOC Ltd	10,332,000	17,077	PREFERRED STOCKS - 4.39%	Shares Held	Value(000	's)
Gazprom OAO ADR	1,664,099	12,027	Banks - 3.32%
Lukoil OAO ADR	528,283	27,967	Banco Bradesco SA	1,187,900	17,634
Petroleo Brasileiro SA ADR	1,366,221	18,963	Itau Unibanco Holding SA	2,798,094	46,017
PTT Exploration & Production PCL (a)	1,804,800	8,908			$63,651
Reliance Industries Ltd	1,333,042	20,721
		$129,151	Food - 0.37%
			Cia Brasileira de Distribuicao	151,011	7,151
Pharmaceuticals - 0.98%
Dr Reddy's Laboratories Ltd	231,615	10,395
Dr Reddy's Laboratories Ltd ADR	14,408	649	Iron & Steel - 0.66%
Lupin Ltd (a)	452,234	7,718	Vale SA	1,068,150	12,685
		$18,762

Real Estate - 1.00%
China Overseas Land & Investment Ltd	4,498,000	11,073
Emaar Properties PJSC	1	—

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2014 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)
Media - 0.04%
Zee Entertainment Enterprises Ltd	53,971,932	$689

TOTAL PREFERRED STOCKS		$84,176
Total Investments		$1,923,042
Liabilities in Excess of Other Assets, Net - (0.28)%		$(5,370)
TOTAL NET ASSETS - 100.00%		$1,917,672

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $34,457 or 1.80% of net assets.
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Country	Percent
Korea, Republic Of	15 .20%
China	14 .49%
Taiwan, Province Of China	14.24%
Brazil	9 .71%
India	8 .23%
South Africa	6.83%
Mexico	5 .29%
United States	4 .28%
Russian Federation	3 .61%
Malaysia	2 .97%
Indonesia	2 .56%
Hong Kong	2 .34%
Thailand	2.11%
Poland	1.83%
Greece	1 .50%
United Kingdom	1.48%
Philippines	0.90%
Turkey	0.83%
Macao	0 .67%
Chile	0 .57%
Peru	0.39%
Georgia	0.25%
Qatar	0 .00%
United Arab Emirates	0.00%
Liabilities in Excess of Other Assets, Net	(0 .28)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 96.05%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 4.03%				Leisure Products & Services - 1.31%
Delta Air Lines Inc	2,583,630	$95,155		Royal Caribbean Cruises Ltd	763,502	$40,565
United Continental Holdings Inc (a)	717,677	29,332

		$124,487		Lodging - 2.82%
Apparel - 5.61%				Las Vegas Sands Corp	1,100,991	87,121
Michael Kors Holdings Ltd (a)	640,546	58,418
Nike Inc	1,302,647	95,028		Oil & Gas - 4.30%
Under Armour Inc (a)	409,698	20,030
				Occidental Petroleum Corp	526,271	50,390
		$173,476		Pioneer Natural Resources Co	427,220	82,569
Automobile Parts & Equipment - 1.50%						$132,959
Johnson Controls Inc	1,025,840	46,306		Oil & Gas Services - 2.77%
				Halliburton Co	1,356,337	85,544
Banks - 2.07%
Morgan Stanley	2,072,600	64,106		Pharmaceuticals - 10.97%
				Actavis PLC (a)	313,253	64,007
Beverages - 2.09%				Bristol-Myers Squibb Co	1,070,365	53,615
Constellation Brands Inc (a)	415,523	33,175		McKesson Corp	366,407	61,992
Monster Beverage Corp (a)	469,653	31,448		Pfizer Inc	1,984,171	62,065
		$64,623		Pharmacyclics Inc (a)	293,149	27,726
				Valeant Pharmaceuticals International Inc (a)	520,140	69,548
Biotechnology - 10.10%						$338,953
Biogen Idec Inc (a)	430,895	123,719
Gilead Sciences Inc (a)	1,670,056	131,083		Retail - 7.28%
Illumina Inc (a)	74,600	10,134		Brinker International Inc	626,110	30,767
Regeneron Pharmaceuticals Inc (a)	159,703	47,414		Chipotle Mexican Grill Inc (a)	34,991	17,443
		$312,350		Home Depot Inc/The	794,381	63,161
				Starbucks Corp	1,207,171	85,251
Building Materials - 1.36%				Ulta Salon Cosmetics & Fragrance Inc (a)	323,609	28,384
Masco Corp	2,097,350	42,136				$225,006

				Semiconductors - 2.63%
Chemicals - 4.76%				Lam Research Corp	713,357	41,096
LyondellBasell Industries NV	574,595	53,150		NXP Semiconductor NV (a)	671,800	40,053
PPG Industries Inc	484,916	93,890				$81,149
		$147,040
				Software - 2.67%
Commercial Services - 4.16%				Salesforce.com Inc (a)	548,000	28,304
FleetCor Technologies Inc (a)	336,074	38,356
				ServiceNow Inc (a)	556,168	27,653
MasterCard Inc	1,226,009	90,173		Workday Inc (a)	364,586	26,640
		$128,529				$82,597

Computers - 5.29%				Transportation - 1.96%
Apple Inc	276,931	163,414		Canadian Pacific Railway Ltd	388,763	60,635

Cosmetics & Personal Care - 1.74%				TOTAL COMMON STOCKS		$2,969,025
Estee Lauder Cos Inc/The	739,592	53,672		INVESTMENT COMPANIES - 3.46%	Shares Held	Value(000	's)

				Publicly Traded Investment Fund - 3.46%
Diversified Financial Services - 6.82%				Goldman Sachs Financial Square Funds -	107,009,899	107,010
American Express Co	746,300	65,249		Government Fund
Discover Financial Services	1,196,616	66,891
Visa Inc	388,864	78,788		TOTAL INVESTMENT COMPANIES		$107,010
		$210,928		Total Investments		$3,076,035
Healthcare - Products - 1.45%				Other Assets in Excess of Liabilities, Net - 0.49%		$15,167
Boston Scientific Corp (a)	3,549,836	44,763		TOTAL NET ASSETS - 100.00%		$3,091,202

Healthcare - Services - 0.24%				(a) Non-Income Producing Security
Brookdale Senior Living Inc (a)	237,700	7,568

Internet - 8.12%
Amazon.com Inc (a)	113,999	34,670
Facebook Inc (a)	1,011,886	60,491
Google Inc (a)	17,571	9,254
Google Inc (a)	100,528	53,770
Priceline Group Inc/The (a)	38,630	44,724
Splunk Inc (a)	508,058	27,725
Yelp Inc (a)	350,884	20,464
		$251,098

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
April 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	30 .75%
Consumer, Cyclical	22 .55%
Technology	10 .59%
Financial	8 .89%
Communications	8 .12%
Energy	7.07%
Basic Materials	4.76%
Exchange Traded Funds	3 .46%
Industrial	3 .32%
Other Assets in Excess of Liabilities, Net	0 .49%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2014 (unaudited)

COMMON STOCKS - 97.63%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.04%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	33,675	$587		Amgen Inc	83,589	$9,341
Lamar Advertising Co (a)	13,551	676		Biogen Idec Inc (a)	270,855	77,768
Omnicom Group Inc	28,650	1,939		Celgene Corp (a)	333,653	49,050
		$3,202		Charles River Laboratories International Inc (a)	3,810	204
				Cubist Pharmaceuticals Inc (a)	11,250	788
Aerospace & Defense - 2.42%				Gilead Sciences Inc (a)	2,720,492	213,532
B/E Aerospace Inc (a)	15,590	1,368
				Illumina Inc (a)	13,866	1,884
Boeing Co/The	787,715	101,631		Myriad Genetics Inc (a)	13,807	583
Lockheed Martin Corp	28,188	4,627		Regeneron Pharmaceuticals Inc (a)	48,176	14,303
Rockwell Collins Inc	20,944	1,626		United Therapeutics Corp (a)	8,058	806
TransDigm Group Inc	9,038	1,608		Vertex Pharmaceuticals Inc (a)	221,575	15,001
United Technologies Corp	517,245	61,206				$436,344
		$172,066
				Building Materials - 0.25%
Agriculture - 0.39%				Fortune Brands Home & Security Inc	24,948	994
Altria Group Inc	240,507	9,647		Lennox International Inc	8,725	731
Archer-Daniels-Midland Co	8,437	369		Martin Marietta Materials Inc	7,950	988
Lorillard Inc	44,933	2,670		Vulcan Materials Co	238,361	15,382
Philip Morris International Inc	158,706	13,558				$18,095
Reynolds American Inc	23,100	1,303
		$27,547		Chemicals - 3.28%
				Airgas Inc	11,271	1,198
Airlines - 0.98%				Dow Chemical Co/The	27,441	1,369
Alaska Air Group Inc	11,234	1,057		Eastman Chemical Co	17,781	1,550
American Airlines Group Inc (a)	1,028,700	36,076
				Ecolab Inc	1,298,887	135,915
Copa Holdings SA	5,759	779		EI du Pont de Nemours & Co	89,651	6,035
Delta Air Lines Inc	42,905	1,580		FMC Corp	23,493	1,809
Southwest Airlines Co	13,742	332		International Flavors & Fragrances Inc	14,122	1,391
United Continental Holdings Inc (a)	731,261	29,887
				LyondellBasell Industries NV	47,451	4,389
		$69,711		Monsanto Co	51,804	5,735
Apparel - 0.54%				NewMarket Corp	1,644	612
Deckers Outdoor Corp (a)	2,633	208		PPG Industries Inc	15,171	2,938
Hanesbrands Inc	17,076	1,402		Praxair Inc	43,981	5,742
Michael Kors Holdings Ltd (a)	280,919	25,620		Rockwood Holdings Inc	9,136	649
Nike Inc	78,496	5,726		RPM International Inc	21,409	913
Ralph Lauren Corp	10,350	1,567		Sherwin-Williams Co/The	295,827	59,118
Under Armour Inc (a)	29,126	1,424		Sigma-Aldrich Corp	19,686	1,894
VF Corp	38,816	2,371		Valspar Corp/The	15,331	1,120
		$38,318		Westlake Chemical Corp	6,076	433
				WR Grace & Co (a)	11,456	1,055
Automobile Manufacturers - 0.25%						$233,865
Ford Motor Co	131,167	2,118
PACCAR Inc	7,863	503		Commercial Services - 1.50%
Tesla Motors Inc (a)	74,136	15,413		Alliance Data Systems Corp (a)	5,585	1,351
		$18,034		Automatic Data Processing Inc	47,255	3,684
				Avis Budget Group Inc (a)	18,692	983
Automobile Parts & Equipment - 0.45%				Cintas Corp	5,015	296
BorgWarner Inc	25,608	1,591		Equifax Inc	20,884	1,479
Delphi Automotive PLC	407,742	27,254		FleetCor Technologies Inc (a)	11,764	1,343
Goodyear Tire & Rubber Co/The	42,585	1,073		Genpact Ltd (a)	3,467,047	58,454
Lear Corp	1,571	131		Global Payments Inc	12,500	835
Visteon Corp (a)	8,642	750		H&R Block Inc	46,859	1,332
WABCO Holdings Inc (a)	10,123	1,083		MasterCard Inc	131,080	9,641
		$31,882		Moody's Corp	18,936	1,486
				Quanta Services Inc (a)	7,649	270
Banks - 1.19%
Morgan Stanley	1,322,000	40,889		Robert Half International Inc	24,070	1,078
State Street Corp	676,200	43,656		RR Donnelley & Sons Co	17,098	301
		$84,545		SEI Investments Co	23,310	755
				Total System Services Inc	22,014	699
Beverages - 1.41%				United Rentals Inc (a)	16,211	1,521
Brown-Forman Corp	18,310	1,643		Vantiv Inc (a)	597,700	18,379
Coca-Cola Co/The	370,181	15,099		Verisk Analytics Inc (a)	26,120	1,570
Coca-Cola Enterprises Inc	30,148	1,370		Western Union Co/The	95,287	1,512
Constellation Brands Inc (a)	24,976	1,994				$106,969
Dr Pepper Snapple Group Inc	35,812	1,985
Keurig Green Mountain Inc	18,061	1,692		Computers - 4.84%
Monster Beverage Corp (a)	23,075	1,545		Accenture PLC - Class A	941,120	75,496
PepsiCo Inc	876,452	75,279		Apple Inc	255,807	150,949
				Cadence Design Systems Inc (a)	48,815	760
		$100,607		Cognizant Technology Solutions Corp (a)	1,817,190	87,052
Biotechnology - 6.13%				DST Systems Inc	4,735	436
Alexion Pharmaceuticals Inc (a)	335,554	53,084		EMC Corp/MA	112,929	2,914

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Entertainment (continued)
IHS Inc (a)	11,347	$1,369		Dolby Laboratories Inc (a)	3,107	$124
International Business Machines Corp	108,905	21,397		International Game Technology	45,114	566
Jack Henry & Associates Inc	14,934	824		Lions Gate Entertainment Corp	13,635	362
MICROS Systems Inc (a)	2,049	105		Six Flags Entertainment Corp	11,380	457
NetApp Inc	36,757	1,309				$1,944
Riverbed Technology Inc (a)	26,637	518
SanDisk Corp	17,298	1,470		Environmental Control - 1.24%
				Stericycle Inc (a)	750,129	87,345
		$344,599		Waste Connections Inc	19,944	891
Consumer Products - 0.09%						$88,236
Avery Dennison Corp	5,477	267
Jarden Corp (a)	22,083	1,262		Food - 2.08%
Kimberly-Clark Corp	37,319	4,189		ConAgra Foods Inc	37,545	1,146
Scotts Miracle-Gro Co/The	7,252	444		General Mills Inc	74,826	3,967
		$6,162		Hershey Co/The	17,411	1,676
				Hillshire Brands Co/The	21,048	750
Cosmetics & Personal Care - 1.83%				Hormel Foods Corp	22,921	1,093
Colgate-Palmolive Co	90,848	6,114		JM Smucker Co/The	2,437	236
Estee Lauder Cos Inc/The	1,714,610	124,429		Kellogg Co	27,806	1,858
		$130,543		Kraft Foods Group Inc	57,559	3,273
				Kroger Co/The	61,563	2,834
Distribution & Wholesale - 1.66%				Whole Foods Market Inc	2,640,227	131,219
Fastenal Co	1,270,850	63,644				$148,052
Fossil Group Inc (a)	469,782	50,102
Genuine Parts Co	16,230	1,414		Forest Products & Paper - 0.03%
LKQ Corp (a)	50,354	1,466		International Paper Co	45,068	2,102
WW Grainger Inc	6,421	1,634

		$118,260		Gas - 0.01%
Diversified Financial Services - 5.80%				ONE Gas Inc	8,426	308
Affiliated Managers Group Inc (a)	9,137	1,811		Questar Corp	3,888	95
American Express Co	103,145	9,018				$403
Ameriprise Financial Inc	11,142	1,244
BlackRock Inc	5,011	1,508		Hand & Machine Tools - 0.02%
				Lincoln Electric Holdings Inc	14,386	961
CBOE Holdings Inc	14,920	796		Snap-on Inc	1,145	133
Charles Schwab Corp/The	4,149,968	110,182
Franklin Resources Inc	40,013	2,095				$1,094
IntercontinentalExchange Group Inc	7,057	1,443		Healthcare - Products - 1.93%
Lazard Ltd	22,250	1,047		Baxter International Inc	52,780	3,842
Santander Consumer USA Holdings Inc	10,947	249		Becton Dickinson and Co	21,002	2,374
T Rowe Price Group Inc	28,354	2,329		Bruker BioSciences Corp (a)	18,881	390
TD Ameritrade Holding Corp	1,623,200	51,780		CR Bard Inc	13,580	1,865
Visa Inc	1,128,067	228,557		Henry Schein Inc (a)	15,101	1,725
Waddell & Reed Financial Inc	14,876	1,003		IDEXX Laboratories Inc (a)	9,331	1,180
		$413,062		Intuitive Surgical Inc (a)	335,949	121,513
				Patterson Cos Inc	13,542	551
Electric - 0.01%				St Jude Medical Inc	31,089	1,973
ITC Holdings Corp	27,195	1,005		Stryker Corp	20,885	1,624
				Techne Corp	2,956	264
Electrical Components & Equipment - 0.09%				Zimmer Holdings Inc	1,625	157
AMETEK Inc	26,447	1,394				$137,458
Emerson Electric Co	58,390	3,981
Hubbell Inc	7,408	872		Healthcare - Services - 3.07%
		$6,247		Aetna Inc	17,426	1,245
				Community Health Systems Inc (a)	4,390	166
Electronics - 2.11%				Covance Inc (a)	763,639	67,415
Agilent Technologies Inc	7,046	381		DaVita HealthCare Partners Inc (a)	1,241,021	86,003
Amphenol Corp	1,002,399	95,579		HCA Holdings Inc (a)	3,390	176
FLIR Systems Inc	17,140	583		Humana Inc	220,300	24,178
Gentex Corp/MI	14,294	410		Laboratory Corp of America Holdings (a)	15,181	1,498
Honeywell International Inc	85,440	7,937		Mednax Inc (a)	11,262	667
Mettler-Toledo International Inc (a)	5,231	1,220		UnitedHealth Group Inc	489,500	36,732
National Instruments Corp	1,572,210	42,937		Universal Health Services Inc	10,306	843
Waters Corp (a)	14,746	1,453				$218,923

		$150,500		Home Builders - 0.54%
Engineering & Construction - 1.32%				DR Horton Inc	1,605,500	35,771
AECOM Technology Corp (a)	1,730	56		NVR Inc (a)	681	733
Fluor Corp	1,242,635	94,068		Pulte Group Inc	67,347	1,238
		$94,124		Thor Industries Inc	7,587	462

Entertainment - 0.03%						$38,204
Bally Technologies Inc (a)	6,684	435

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Furnishings - 0.00%				Machinery - Diversified (continued)
Whirlpool Corp	965	$148		Wabtec Corp/DE	388,998	$29,000
						$43,071

Housewares - 0.02%				Media - 2.31%
Newell Rubbermaid Inc	28,963	872		AMC Networks Inc (a)	10,341	679
Toro Co	10,029	637		Cablevision Systems Corp	33,876	566
		$1,509		CBS Corp	62,289	3,598
				Comcast Corp - Class A	272,026	14,080
Insurance - 0.15%				DIRECTV (a)	55,102	4,276
Allied World Assurance Co Holdings AG	1,988	214		Discovery Communications Inc - A Shares (a)	748,335	56,799
American Financial Group Inc/OH	1,833	107		Discovery Communications Inc - C Shares (a)	260,087	18,240
Aon PLC	25,911	2,199		DISH Network Corp (a)	23,389	1,330
Arch Capital Group Ltd (a)	1,453	83
				FactSet Research Systems Inc	7,618	811
Arthur J Gallagher & Co	21,883	985		Liberty Global PLC - A Shares (a)	32,006	1,274
Axis Capital Holdings Ltd	5,259	241		Liberty Global PLC - C Shares (a)	32,006	1,230
Brown & Brown Inc	9,361	279		Nielsen Holdings NV	5,469	257
Chubb Corp/The	6,424	591		Scripps Networks Interactive Inc	19,007	1,427
Endurance Specialty Holdings Ltd	2,556	130		Starz (a)	16,446	531
Fidelity National Financial Inc	3,689	119		Time Warner Cable Inc	32,241	4,561
Hanover Insurance Group Inc/The	2,180	127
Marsh & McLennan Cos Inc	35,867	1,769		Twenty-First Century Fox Inc - A Shares	1,482,818	47,479
Progressive Corp/The	52,730	1,279		Viacom Inc	50,287	4,273
Prudential Financial Inc	17,125	1,382		Walt Disney Co/The	44,311	3,516
Travelers Cos Inc/The	16,581	1,502				$164,927
		$11,007		Metal Fabrication & Hardware - 1.38%
Internet - 10.56%				Precision Castparts Corp	386,942	97,931
Amazon. com Inc (a)	490,538	149,187		Valmont Industries Inc	4,639	691
Baidu Inc ADR(a)	214,834	33,052				$98,622
Ctrip.com International Ltd ADR(a)	465,100	21,739		Mining - 0.01%
eBay Inc (a)	125,946	6,528		Compass Minerals International Inc	5,793	531
Expedia Inc	18,322	1,301
F5 Networks Inc (a)	11,687	1,229
Facebook Inc (a)	948,271	56,687		Miscellaneous Manufacturing - 3.07%
Google Inc (a)	310,577	166,121		3M Co	63,409	8,819
Google Inc (a)	308,512	162,481		AO Smith Corp	5,746	269
				Colfax Corp (a)	227,286	16,360
Liberty Interactive Corp (a)	7,474	217
Liberty Ventures (a)	12,418	721		Crane Co	7,749	564
LinkedIn Corp (a)	100,073	15,359		Danaher Corp	2,494,651	183,057
Netflix Inc (a)	74,094	23,862		Donaldson Co Inc	23,429	986
Priceline Group Inc/The (a)	96,097	111,256		Dover Corp	21,929	1,895
				Hexcel Corp (a)	17,415	726
TripAdvisor Inc (a)	19,411	1,567
VeriSign Inc (a)	22,509	1,062		Illinois Tool Works Inc	22,860	1,948
		$752,369		Ingersoll-Rand PLC	34,157	2,043
				ITT Corp	15,584	672
Leisure Products & Services - 0.05%				Pall Corp	19,211	1,617
Harley-Davidson Inc	24,837	1,836				$218,956
Polaris Industries Inc	11,219	1,507
		$3,343		Office & Business Equipment - 0.01%
				Pitney Bowes Inc	15,179	407
Lodging - 2.38%
Hilton Worldwide Holdings Inc (a)	899,200	19,629
				Oil & Gas - 2.22%
Las Vegas Sands Corp	717,996	56,815		Atwood Oceanics Inc (a)	1,836	91
Marriott International Inc/DE	35,624	2,064
MGM Resorts International (a)	1,202,900	30,349		Cabot Oil & Gas Corp	40,906	1,607
				Cheniere Energy Inc (a)	23,503	1,327
Starwood Hotels & Resorts Worldwide Inc	14,216	1,090		Concho Resources Inc (a)	10,162	1,326
Wyndham Worldwide Corp	23,543	1,680		Continental Resources Inc/OK (a)	7,372	1,021
Wynn Resorts Ltd	283,344	57,771		EOG Resources Inc	57,180	5,604
		$169,398		EQT Corp	15,451	1,684
Machinery - Construction & Mining - 0.02%				Noble Energy Inc	7,687	552
Caterpillar Inc	13,070	1,378		Pioneer Natural Resources Co	393,081	75,970
				QEP Resources Inc	3,155	97
				Range Resources Corp	711,909	64,392
Machinery - Diversified - 0.60%				Seadrill Ltd	39,671	1,397
Cummins Inc	16,895	2,549		SM Energy Co	11,630	862
Deere & Co	42,143	3,934		Southwestern Energy Co (a)	38,645	1,850
Flowserve Corp	24,593	1,796		Whiting Petroleum Corp (a)	1,624	120
Graco Inc	10,616	770				$157,900
IDEX Corp	13,275	990
Manitowoc Co Inc/The	23,007	731		Oil & Gas Services - 4.75%
Rockwell Automation Inc	15,165	1,807		Baker Hughes Inc	4,820	337
Roper Industries Inc	10,751	1,494		Cameron International Corp (a)	24,083	1,564

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas Services (continued)				REITS (continued)
Core Laboratories NV	477,024	$89,528		Weyerhaeuser Co	63,645	$1,900
Dril-Quip Inc (a)	7,006	793				$102,410
FMC Technologies Inc (a)	1,763,758	100,005
Halliburton Co	93,872	5,921		Retail - 6.58%
MRC Global Inc (a)	6,173	180		Advance Auto Parts Inc	12,649	1,534
				AutoNation Inc (a)	8,687	460
Oceaneering International Inc	18,747	1,374		AutoZone Inc (a)	3,931	2,099
RPC Inc	8,787	195		Bed Bath & Beyond Inc (a)	24,226	1,505
Schlumberger Ltd	1,364,689	138,584
		$338,481		Best Buy Co Inc	12,650	328
				Brinker International Inc	12,241	602
Packaging & Containers - 0.09%				Burger King Worldwide Inc	17,318	452
Ball Corp	25,770	1,448		CarMax Inc (a)	371,900	16,282
Crown Holdings Inc (a)	21,266	1,003		Chipotle Mexican Grill Inc (a)	56,974	28,402
Owens-Illinois Inc (a)	16,783	533		Coach Inc	31,139	1,390
Packaging Corp of America	16,983	1,132		Costco Wholesale Corp	677,935	78,424
Rock-Tenn Co	8,980	859		CVS Caremark Corp	24,448	1,778
Sealed Air Corp	33,931	1,164		Dick's Sporting Goods Inc	17,160	904
Silgan Holdings Inc	7,641	380		Dillard's Inc	3,165	310
		$6,519		Dollar General Corp (a)	36,461	2,058
				Dollar Tree Inc (a)	545,358	28,397
Pharmaceuticals - 6.50%				Domino's Pizza Inc	9,776	727
AbbVie Inc	176,503	9,192		DSW Inc	11,188	374
Actavis PLC (a)	16,733	3,419
				Foot Locker Inc	3,079	143
Allergan Inc/United States	166,735	27,651		Gap Inc/The	48,044	1,888
AmerisourceBergen Corp	25,976	1,693		Home Depot Inc/The	163,892	13,031
Bristol-Myers Squibb Co	136,435	6,834		L Brands Inc	23,071	1,250
Cardinal Health Inc	349,700	24,308		Lowe's Cos Inc	1,175,136	53,950
Catamaran Corp (a)	35,412	1,337
				Macy's Inc	32,952	1,892
Eli Lilly & Co	24,430	1,444		McDonald's Corp	96,990	9,833
Express Scripts Holding Co (a)	1,846,071	122,911
				MSC Industrial Direct Co Inc	8,187	745
Herbalife Ltd	14,773	886		Nu Skin Enterprises Inc	9,985	869
Jazz Pharmaceuticals PLC (a)	9,018	1,216
				O'Reilly Automotive Inc (a)	12,241	1,821
Johnson & Johnson	40,379	4,090		PetSmart Inc	17,894	1,211
McKesson Corp	518,096	87,657		Ross Stores Inc	24,356	1,658
Mead Johnson Nutrition Co	1,227,035	108,298		Sally Beauty Holdings Inc (a)	29,532	809
Mylan Inc/PA (a)	42,487	2,157
				Starbucks Corp	2,184,970	154,303
Perrigo Co PLC	12,203	1,768		Target Corp	48,696	3,007
Pharmacyclics Inc (a)	10,053	951
Quintiles Transnational Holdings Inc (a)	2,110	99		TJX Cos Inc/The	79,755	4,640
Salix Pharmaceuticals Ltd (a)	10,614	1,168		Tractor Supply Co	486,915	32,740
Valeant Pharmaceuticals International Inc (a)	405,100	54,166		Walgreen Co	86,400	5,867
				Wal-Mart Stores Inc	103,325	8,236
Zoetis Inc	55,739	1,687		Williams-Sonoma Inc	16,938	1,064
		$462,932		World Fuel Services Corp	2,365	108
Pipelines - 0.05%				Yum! Brands Inc	50,979	3,925
Kinder Morgan Inc/DE	67,947	2,219				$469,016
Williams Cos Inc/The	36,029	1,519		Semiconductors - 2.64%
		$3,738		Applied Materials Inc	76,328	1,455
Real Estate - 0.02%				ASML Holding NV - NY Reg Shares	412,500	33,573
CBRE Group Inc (a)	48,382	1,289		Avago Technologies Ltd	24,308	1,544
				Broadcom Corp	43,236	1,332
				Intel Corp	56,044	1,496
REITS - 1.44%				Maxim Integrated Products Inc	50,073	1,624
American Tower Corp	43,055	3,596		Microchip Technology Inc	34,241	1,628
CBL & Associates Properties Inc	9,294	169		ON Semiconductor Corp (a)	72,195	679
Corrections Corp of America	12,657	415		Qualcomm Inc	1,740,284	136,978
Crown Castle International Corp	1,125,565	81,863		Skyworks Solutions Inc	27,541	1,131
Equity Lifestyle Properties Inc	10,178	426		Texas Instruments Inc	119,242	5,419
Extra Space Storage Inc	1,522	80		Xilinx Inc	28,524	1,346
Federal Realty Investment Trust	7,433	874				$188,205
Omega Healthcare Investors Inc	20,383	709
Plum Creek Timber Co Inc	30,714	1,339		Shipbuilding - 0.01%
Public Storage	14,507	2,546		Huntington Ingalls Industries Inc	8,693	895
Rayonier Inc	21,753	981
Regency Centers Corp	6,654	349		Software - 5.11%
Senior Housing Properties Trust	2,360	55		Adobe Systems Inc (a)	18,957	1,169
Simon Property Group Inc	25,176	4,360		Akamai Technologies Inc (a)	488,113	25,904
Tanger Factory Outlet Centers Inc	16,554	591		ANSYS Inc (a)	599,566	45,753
Ventas Inc	22,899	1,513		athenahealth Inc (a)	52,800	6,528
Vornado Realty Trust	6,278	644		Broadridge Financial Solutions Inc	20,465	785
				Cerner Corp (a)	33,061	1,696

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS - 0.07%	Shares Held	Value(000	's)

Software (continued)				Internet - 0.07%
Dun & Bradstreet Corp/The	6,415	$711		Airbnb Inc (a),(b)	40,509	$4,948
Electronic Arts Inc (a)	40,075	1,134
Fidelity National Information Services Inc	5,001	267		TOTAL PREFERRED STOCKS		$4,948
Fiserv Inc (a)	29,382	1,786		Total Investments		$7,122,100
Intuit Inc	33,302	2,523		Other Assets in Excess of Liabilities, Net - 0.02%		$1,075
Microsoft Corp	930,001	37,572		TOTAL NET ASSETS - 100.00%		$7,123,175
NetSuite Inc (a)	225,200	17,410
Oracle Corp	374,353	15,304
Paychex Inc	33,156	1,386		(a) Non-Income Producing Security
Red Hat Inc (a)	590,900	28,747		(b)		Fair value of these investments is determined in good faith by the
Salesforce.com Inc (a)	2,388,924	123,388		Manager under procedures established and periodically reviewed by the
ServiceNow Inc (a)	431,100	21,434		Board of Directors. At the end of the period, the fair value of these
VMware Inc (a)	170,853	15,806		securities totaled $9,801 or 0.14% of net assets.
Workday Inc (a)	202,500	14,797		(c)		Restricted Security. At the end of the period, the value of this security
		$364,100		totaled $4,853 or 0.07% of net assets. The security was purchased
				January 30, 2014 at a cost of $4,853.
Telecommunications - 1.00%
Harris Corp	3,308	243
IPG Photonics Corp (a)	5,645	365
Juniper Networks Inc (a)	1,862,534	45,986		Portfolio Summary (unaudited)
Knowles Corp (a)	10,964	306		Sector		Percent
Motorola Solutions Inc	20,717	1,317		Consumer, Non-cyclical		24 .95%
NeuStar Inc (a)	11,411	294		Communications		14 .05%
SBA Communications Corp (a)	12,348	1,108		Industrial		13 .72%
Verizon Communications Inc	446,578	20,869		Consumer, Cyclical		13 .50%
Windstream Holdings Inc	96,728	877		Technology		12 .58%
		$71,365		Financial		8 .60%
				Energy		7.02%
Toys, Games & Hobbies - 0.02%				Basic Materials		3.32%
Mattel Inc	33,630	1,319		Exchange Traded Funds		2 .21%
				Utilities		0 .03%
Transportation - 1.10%				Other Assets in Excess of Liabilities, Net		0.02%
CSX Corp	55,395	1,563		TOTAL NET ASSETS		100.00%
FedEx Corp	283,200	38,586
Kansas City Southern	191,700	19,339
Kirby Corp (a)	5,816	585
Landstar System Inc	8,058	508
Norfolk Southern Corp	9,886	934
Union Pacific Corp	50,690	9,653
United Parcel Service Inc	70,551	6,949
		$78,117

Trucking & Leasing - 0.00%
AMERCO	692	173

Water - 0.01%
Aqua America Inc	26,723	670

TOTAL COMMON STOCKS		$6,954,898
INVESTMENT COMPANIES - 2.21%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.21%
BlackRock Liquidity Funds TempFund	113,954,496	113,955
Portfolio
Goldman Sachs Financial Square Funds -	40,563,343	40,563
Money Market Fund
JP Morgan Prime Money Market Fund	2,883,056	2,883
		$157,401
TOTAL INVESTMENT COMPANIES		$157,401
CONVERTIBLE PREFERRED STOCKS -
0.07%	Shares Held	Value(000	's)

Internet - 0.07%
Dropbox Inc (a),(b),(c)	254,085	4,853

TOTAL CONVERTIBLE PREFERRED STOCKS		$4,853

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	1,656	$153,007	$155,490	$2,483
Total					$2,483
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 98.28%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.14%				Beverages (continued)
Interpublic Group of Cos Inc/The	97,151	$1,692		Brown-Forman Corp	37,138	$3,332
Omnicom Group Inc	59,157	4,004		Coca-Cola Co/The	868,102	35,410
		$5,696		Coca-Cola Enterprises Inc	54,449	2,474
				Constellation Brands Inc (a)	38,319	3,059
Aerospace & Defense - 2.01%				Dr Pepper Snapple Group Inc	45,197	2,505
Boeing Co/The	156,694	20,217		Keurig Green Mountain Inc	29,589	2,772
General Dynamics Corp	74,491	8,153		Molson Coors Brewing Co	36,279	2,176
L-3 Communications Holdings Inc	19,668	2,269		Monster Beverage Corp (a)	30,968	2,074
Lockheed Martin Corp	61,859	10,153		PepsiCo Inc	348,808	29,959
Northrop Grumman Corp	49,656	6,034				$86,925
Raytheon Co	72,056	6,880
Rockwell Collins Inc	30,973	2,405		Biotechnology - 2.35%
United Technologies Corp	192,912	22,827		Alexion Pharmaceuticals Inc (a)	45,324	7,170
		$78,938		Amgen Inc	172,977	19,330
				Biogen Idec Inc (a)	54,160	15,551
Agriculture - 1.65%				Celgene Corp (a)	93,022	13,675
Altria Group Inc	456,577	18,313		Gilead Sciences Inc (a)	352,425	27,662
Archer-Daniels-Midland Co	150,837	6,596		Regeneron Pharmaceuticals Inc (a)	18,043	5,357
Lorillard Inc	82,984	4,931		Vertex Pharmaceuticals Inc (a)	54,017	3,657
Philip Morris International Inc	363,179	31,027				$92,402
Reynolds American Inc	71,351	4,026
		$64,893		Building Materials - 0.09%
				Masco Corp	81,655	1,641
Airlines - 0.28%				Vulcan Materials Co	29,913	1,930
Delta Air Lines Inc	194,599	7,167				$3,571
Southwest Airlines Co	160,831	3,887
		$11,054		Chemicals - 2.55%
				Air Products & Chemicals Inc	48,496	5,699
Apparel - 0.59%				Airgas Inc	15,251	1,621
Michael Kors Holdings Ltd (a)	41,106	3,749
				CF Industries Holdings Inc	12,708	3,116
Nike Inc	170,411	12,432		Dow Chemical Co/The	278,555	13,900
Ralph Lauren Corp	13,546	2,050		Eastman Chemical Co	34,931	3,045
VF Corp	80,718	4,931		Ecolab Inc	62,017	6,490
		$23,162		EI du Pont de Nemours & Co	212,392	14,298
Automobile Manufacturers - 0.77%				FMC Corp	30,445	2,344
Ford Motor Co	903,558	14,593		International Flavors & Fragrances Inc	18,620	1,834
General Motors Co	298,670	10,298		LyondellBasell Industries NV	98,923	9,150
PACCAR Inc	81,173	5,193		Monsanto Co	120,253	13,312
		$30,084		Mosaic Co/The	77,673	3,887
				PPG Industries Inc	31,734	6,144
Automobile Parts & Equipment - 0.41%				Praxair Inc	67,352	8,793
BorgWarner Inc	52,224	3,245		Sherwin-Williams Co/The	19,532	3,903
Delphi Automotive PLC	63,881	4,270		Sigma-Aldrich Corp	27,368	2,633
Goodyear Tire & Rubber Co/The	63,101	1,590				$100,169
Johnson Controls Inc	152,134	6,867
		$15,972		Coal - 0.09%
				Consol Energy Inc	52,503	2,337
Banks - 7.20%				Peabody Energy Corp	62,157	1,181
Bank of America Corp	2,421,234	36,658				$3,518
Bank of New York Mellon Corp/The	260,048	8,808
BB&T Corp	162,870	6,080		Commercial Services - 1.29%
Capital One Financial Corp	131,236	9,698		ADT Corp/The	41,998	1,270
Citigroup Inc	695,674	33,330		Alliance Data Systems Corp (a)	12,182	2,947
Comerica Inc	41,714	2,012		Automatic Data Processing Inc	110,390	8,606
Fifth Third Bancorp	195,074	4,020		Cintas Corp	23,065	1,359
Goldman Sachs Group Inc/The	96,468	15,418		Equifax Inc	27,960	1,980
Huntington Bancshares Inc/OH	190,437	1,744		H&R Block Inc	62,825	1,786
JP Morgan Chase & Co	867,588	48,568		Iron Mountain Inc	39,049	1,111
KeyCorp	203,767	2,779		MasterCard Inc	233,787	17,195
M&T Bank Corp	30,020	3,663		McGraw Hill Financial Inc	62,088	4,590
Morgan Stanley	321,375	9,940		Moody's Corp	43,085	3,382
Northern Trust Corp	51,107	3,079		Quanta Services Inc (a)	49,889	1,760
PNC Financial Services Group Inc/The	122,358	10,283		Robert Half International Inc	31,494	1,411
Regions Financial Corp	325,228	3,298		Total System Services Inc	37,875	1,203
State Street Corp	98,891	6,384		Western Union Co/The	125,536	1,992
SunTrust Banks Inc	122,497	4,687				$50,592
US Bancorp/MN	417,559	17,028		Computers - 5.81%
Wells Fargo & Co	1,097,028	54,456		Accenture PLC - Class A	145,939	11,707
Zions Bancorporation	42,355	1,225		Apple Inc	204,361	120,591
		$283,158		Cognizant Technology Solutions Corp (a)	139,165	6,667
Beverages - 2.21%				Computer Sciences Corp	33,379	1,975
Beam Inc	37,906	3,164		EMC Corp/MA	464,087	11,974

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electric (continued)
Hewlett-Packard Co	434,186	$14,354		Wisconsin Energy Corp	51,766	$2,510
International Business Machines Corp	224,264	44,061		Xcel Energy Inc	114,161	3,638
NetApp Inc	75,897	2,703				$110,718
SanDisk Corp	51,665	4,390
Seagate Technology PLC	75,320	3,960		Electrical Components & Equipment - 0.35%
Teradata Corp (a)	36,474	1,658		AMETEK Inc	56,147	2,960
Western Digital Corp	48,175	4,246		Emerson Electric Co	161,059	10,981
		$228,286				$13,941

Consumer Products - 0.34%				Electronics - 1.32%
Avery Dennison Corp	21,994	1,070		Agilent Technologies Inc	76,389	4,128
Clorox Co/The	29,764	2,700		Allegion PLC	20,559	1,015
Kimberly-Clark Corp	86,924	9,757		Amphenol Corp	36,245	3,456
		$13,527		FLIR Systems Inc	32,276	1,099
				Garmin Ltd	28,167	1,608
Cosmetics & Personal Care - 1.79%				Honeywell International Inc	179,650	16,690
Avon Products Inc	99,422	1,519		Jabil Circuit Inc	42,995	742
Colgate-Palmolive Co	200,010	13,461		PerkinElmer Inc	25,855	1,085
Estee Lauder Cos Inc/The	58,556	4,250		TE Connectivity Ltd	93,987	5,543
Procter & Gamble Co/The	621,203	51,280		Thermo Fisher Scientific Inc	89,762	10,233
		$70,510		Tyco International Ltd	105,460	4,313
				Waters Corp (a)	19,514	1,923
Distribution & Wholesale - 0.28%						$51,835
Fastenal Co	62,554	3,133
Fossil Group Inc (a)	11,013	1,174		Engineering & Construction - 0.11%
Genuine Parts Co	35,220	3,068		Fluor Corp	36,737	2,781
WW Grainger Inc	14,028	3,569		Jacobs Engineering Group Inc (a)	30,220	1,744
		$10,944				$4,525

Diversified Financial Services - 2.50%				Entertainment - 0.02%
American Express Co	209,360	18,304		International Game Technology	56,521	709
Ameriprise Financial Inc	43,730	4,882
BlackRock Inc	28,783	8,664
Charles Schwab Corp/The	267,760	7,109		Environmental Control - 0.22%
				Republic Services Inc	61,964	2,174
CME Group Inc/IL	72,296	5,089		Stericycle Inc (a)	19,511	2,272
Discover Financial Services	107,886	6,031
E*Trade Financial Corp (a)	66,045	1,483		Waste Management Inc	99,039	4,402
Franklin Resources Inc	92,500	4,842				$8,848
IntercontinentalExchange Group Inc	26,338	5,385		Food - 1.68%
Invesco Ltd	99,238	3,494		Campbell Soup Co	40,973	1,864
Legg Mason Inc	24,013	1,126		ConAgra Foods Inc	96,318	2,939
NASDAQ OMX Group Inc/The	26,784	988		General Mills Inc	143,086	7,586
SLM Corp	98,218	2,529		Hershey Co/The	34,354	3,306
T Rowe Price Group Inc	60,043	4,931		Hormel Foods Corp	30,846	1,471
Visa Inc	116,133	23,530		JM Smucker Co/The	23,756	2,297
		$98,387		Kellogg Co	58,834	3,932
				Kraft Foods Group Inc	136,619	7,768
Electric - 2.82%				Kroger Co/The	118,340	5,448
AES Corp/VA	150,930	2,181
Ameren Corp	55,589	2,296		McCormick & Co Inc/MD	30,051	2,140
				Mondelez International Inc	389,706	13,893
American Electric Power Co Inc	111,753	6,013		Safeway Inc	52,763	1,797
CMS Energy Corp	61,108	1,852
Consolidated Edison Inc	67,106	3,894		Sysco Corp	134,020	4,882
				Tyson Foods Inc	61,590	2,585
Dominion Resources Inc/VA	133,222	9,664		Whole Foods Market Inc	85,221	4,236
DTE Energy Co	40,572	3,170
Duke Energy Corp	161,854	12,057				$66,144
Edison International	74,646	4,222		Forest Products & Paper - 0.16%
Entergy Corp	40,910	2,966		International Paper Co	100,532	4,690
Exelon Corp	196,441	6,881		MeadWestvaco Corp	39,995	1,562
FirstEnergy Corp	95,935	3,238				$6,252
Integrys Energy Group Inc	18,320	1,123
NextEra Energy Inc	99,749	9,960		Gas - 0.30%
Northeast Utilities	72,268	3,415		AGL Resources Inc	27,241	1,471
NRG Energy Inc	74,510	2,438		CenterPoint Energy Inc	98,251	2,432
Pepco Holdings Inc	57,395	1,536		NiSource Inc	71,938	2,613
PG&E Corp	104,854	4,779		Sempra Energy	52,074	5,135
Pinnacle West Capital Corp	25,246	1,413				$11,651
PPL Corp	144,502	4,818		Hand & Machine Tools - 0.12%
Public Service Enterprise Group Inc	115,966	4,751		Snap-on Inc	13,316	1,545
SCANA Corp	32,337	1,736		Stanley Black & Decker Inc	35,650	3,062
Southern Co/The	203,434	9,323				$4,607
TECO Energy Inc	46,963	844

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products - 1.71%				Internet - 4.27%
Baxter International Inc	124,448	$9,059		Amazon.com Inc (a)	85,229	$25,921
Becton Dickinson and Co	44,222	4,998		eBay Inc (a)	266,953	13,836
Boston Scientific Corp (a)	303,382	3,826		Expedia Inc	23,431	1,663
CareFusion Corp (a)	47,742	1,865		F5 Networks Inc (a)	15,500	1,630
Covidien PLC	103,269	7,358		Facebook Inc (a)	391,390	23,397
CR Bard Inc	17,774	2,441		Google Inc (a)	64,673	34,061
DENTSPLY International Inc	32,491	1,450		Google Inc (a)	64,673	34,592
Edwards Lifesciences Corp (a)	24,570	2,002		Netflix Inc (a)	13,702	4,413
Hospira Inc (a)	38,138	1,747		Priceline Group Inc/The (a)	11,946	13,831
Intuitive Surgical Inc (a)	8,745	3,163		Symantec Corp	158,440	3,213
Medtronic Inc	229,294	13,487		TripAdvisor Inc (a)	25,418	2,052
Patterson Cos Inc	18,809	765		VeriSign Inc (a)	28,786	1,358
St Jude Medical Inc	65,022	4,127		Yahoo! Inc (a)	215,071	7,732
Stryker Corp	67,527	5,250				$167,699
Varian Medical Systems Inc (a)	23,725	1,887
Zimmer Holdings Inc	38,791	3,755		Iron & Steel - 0.14%
		$67,180		Allegheny Technologies Inc	24,731	1,019
				Nucor Corp	72,940	3,775
Healthcare - Services - 1.17%				United States Steel Corp	33,149	862
Aetna Inc	83,097	5,937				$5,656
Cigna Corp	62,676	5,017
DaVita HealthCare Partners Inc (a)	40,542	2,810		Leisure Products & Services - 0.20%
Humana Inc	35,290	3,873		Carnival Corp	100,408	3,947
Laboratory Corp of America Holdings (a)	19,543	1,929		Harley-Davidson Inc	50,415	3,728
Quest Diagnostics Inc	33,062	1,849				$7,675
Tenet Healthcare Corp (a)	22,221	1,002		Lodging - 0.31%
UnitedHealth Group Inc	226,631	17,006		Marriott International Inc/DE	50,660	2,935
WellPoint Inc	64,713	6,515		Starwood Hotels & Resorts Worldwide Inc	43,971	3,370
		$45,938		Wyndham Worldwide Corp	29,358	2,095
Holding Companies - Diversified - 0.05%				Wynn Resorts Ltd	18,551	3,782
Leucadia National Corp	71,746	1,831				$12,182
				Machinery - Construction & Mining - 0.43%
Home Builders - 0.11%				Caterpillar Inc	146,130	15,402
DR Horton Inc	65,236	1,454		Joy Global Inc	22,942	1,385
Lennar Corp	40,277	1,554				$16,787
Pulte Group Inc	78,623	1,446		Machinery - Diversified - 0.63%
		$4,454		Cummins Inc	39,776	6,000
Home Furnishings - 0.11%				Deere & Co	84,701	7,906
Harman International Industries Inc	15,529	1,702		Flowserve Corp	31,522	2,303
Whirlpool Corp	17,747	2,722		Rockwell Automation Inc	31,796	3,789
		$4,424		Roper Industries Inc	22,807	3,169
				Xylem Inc/NY	42,312	1,591
Housewares - 0.05%						$24,758
Newell Rubbermaid Inc	63,898	1,924
				Media - 3.42%
				Cablevision Systems Corp	49,054	819
Insurance - 4.09%				CBS Corp	126,431	7,303
ACE Ltd	77,130	7,892		Comcast Corp - Class A	597,179	30,910
Aflac Inc	104,430	6,550		DIRECTV (a)	108,553	8,424
Allstate Corp/The	102,434	5,834		Discovery Communications Inc - A Shares (a)	50,955	3,867
American International Group Inc	335,428	17,821		Gannett Co Inc	52,091	1,415
Aon PLC	68,984	5,855		Graham Holdings Co	999	671
Assurant Inc	16,414	1,107		News Corp (a)	114,085	1,942
Berkshire Hathaway Inc - Class B (a)	412,435	53,142		Nielsen Holdings NV	65,101	3,056
Chubb Corp/The	56,268	5,181		Scripps Networks Interactive Inc	25,137	1,887
Cincinnati Financial Corp	33,714	1,643		Time Warner Cable Inc	63,566	8,992
Genworth Financial Inc (a)	113,490	2,026		Time Warner Inc	204,515	13,592
Hartford Financial Services Group Inc/The	102,260	3,668		Twenty-First Century Fox Inc - A Shares	444,654	14,238
Lincoln National Corp	60,416	2,931		Viacom Inc	91,299	7,759
Loews Corp	70,118	3,083		Walt Disney Co/The	373,310	29,618
Marsh & McLennan Cos Inc	125,636	6,195				$134,493
MetLife Inc	257,410	13,475
Progressive Corp/The	125,473	3,043		Metal Fabrication & Hardware - 0.21%
Prudential Financial Inc	106,077	8,558		Precision Castparts Corp	33,273	8,421
Torchmark Corp	20,289	1,617
Travelers Cos Inc/The	80,721	7,312		Mining - 0.37%
Unum Group	59,441	1,975		Alcoa Inc	268,097	3,611
XL Group PLC	63,247	1,983		Freeport-McMoRan Copper & Gold Inc	237,909	8,177
		$160,891		Newmont Mining Corp	114,077	2,833
						$14,621
See accompanying notes				173

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing - 3.25%				Pharmaceuticals (continued)
3M Co	144,236	$20,062		AbbVie Inc	363,941	$18,954
Danaher Corp	137,623	10,099		Actavis PLC (a)	39,910	8,155
Dover Corp	38,952	3,365		Allergan Inc/United States	68,381	11,340
Eaton Corp PLC	108,895	7,910		AmerisourceBergen Corp	52,512	3,423
General Electric Co	2,298,661	61,811		Bristol-Myers Squibb Co	376,663	18,867
Illinois Tool Works Inc	89,553	7,633		Cardinal Health Inc	78,558	5,461
Ingersoll-Rand PLC	59,241	3,543		Eli Lilly & Co	225,750	13,342
Leggett & Platt Inc	31,822	1,046		Express Scripts Holding Co (a)	177,794	11,837
Pall Corp	25,150	2,116		Forest Laboratories Inc (a)	54,638	5,022
Parker Hannifin Corp	34,167	4,335		Johnson & Johnson	648,121	65,648
Pentair Ltd	45,216	3,359		McKesson Corp	52,724	8,920
Textron Inc	64,723	2,647		Mead Johnson Nutrition Co	46,202	4,078
		$127,926		Merck & Co Inc	673,717	39,453
				Mylan Inc/PA (a)	85,208	4,327
Office & Business Equipment - 0.11%				Perrigo Co PLC	30,642	4,439
Pitney Bowes Inc	46,402	1,244		Pfizer Inc (b)	1,462,373	45,743
Xerox Corp	255,191	3,085		Zoetis Inc	114,555	3,466
		$4,329				$286,171

Oil & Gas - 8.14%				Pipelines - 0.53%
Anadarko Petroleum Corp	115,417	11,429		Kinder Morgan Inc/DE	153,488	5,013
Apache Corp	90,434	7,850		ONEOK Inc	47,612	3,010
Cabot Oil & Gas Corp	96,738	3,800		Spectra Energy Corp	153,541	6,097
Chesapeake Energy Corp	116,002	3,335		Williams Cos Inc/The	156,805	6,612
Chevron Corp	437,395	54,902				$20,732
ConocoPhillips	280,909	20,874
Denbury Resources Inc	81,558	1,372		Publicly Traded Investment Fund - 0.38%
Devon Energy Corp	87,738	6,142		iShares Core S&P 500 ETF	79,601	15,088
Diamond Offshore Drilling Inc	15,927	870
Ensco PLC	53,508	2,699		Real Estate - 0.04%
EOG Resources Inc	125,148	12,264		CBRE Group Inc (a)	63,887	1,702
EQT Corp	34,571	3,768
Exxon Mobil Corp	990,026	101,388
Helmerich & Payne Inc	24,637	2,677		REITS - 2.18%
Hess Corp	62,607	5,582		American Tower Corp	90,501	7,559
Marathon Oil Corp	159,675	5,772		Apartment Investment & Management Co	33,472	1,032
Marathon Petroleum Corp	67,487	6,273		AvalonBay Communities Inc	27,871	3,806
Murphy Oil Corp	39,450	2,502		Boston Properties Inc	35,055	4,106
Nabors Industries Ltd	59,780	1,526		Crown Castle International Corp	76,537	5,566
Newfield Exploration Co (a)	31,231	1,057		Equity Residential	76,935	4,573
Noble Corp PLC	58,225	1,794		Essex Property Trust Inc	14,087	2,441
Noble Energy Inc	82,457	5,919		General Growth Properties Inc	119,450	2,744
Occidental Petroleum Corp	182,082	17,434		HCP Inc	104,741	4,384
Phillips 66	134,629	11,204		Health Care REIT Inc	66,434	4,191
Pioneer Natural Resources Co	32,743	6,328		Host Hotels & Resorts Inc	173,374	3,719
QEP Resources Inc	41,086	1,261		Kimco Realty Corp	93,882	2,152
Range Resources Corp	37,502	3,392		Macerich Co/The	32,202	2,090
Rowan Cos PLC	28,465	880		Plum Creek Timber Co Inc	40,573	1,769
Southwestern Energy Co (a)	80,859	3,871		Prologis Inc	114,465	4,651
Tesoro Corp	30,196	1,700		Public Storage	33,125	5,814
Transocean Ltd	77,750	3,349		Simon Property Group Inc	71,999	12,470
Valero Energy Corp	122,002	6,975		Ventas Inc	67,422	4,455
		$320,189		Vornado Realty Trust	39,905	4,094
				Weyerhaeuser Co	133,926	3,998
Oil & Gas Services - 1.62%						$85,614
Baker Hughes Inc	100,164	7,002
Cameron International Corp (a)	49,666	3,226		Retail - 5.95%
FMC Technologies Inc (a)	54,072	3,066		AutoNation Inc (a)	14,458	766
Halliburton Co	194,940	12,295		AutoZone Inc (a)	7,723	4,123
National Oilwell Varco Inc	98,178	7,710		Bed Bath & Beyond Inc (a)	48,783	3,031
Schlumberger Ltd	299,519	30,416		Best Buy Co Inc	62,626	1,624
		$63,715		CarMax Inc (a)	51,142	2,239
				Chipotle Mexican Grill Inc (a)	7,108	3,543
Packaging & Containers - 0.14%				Coach Inc	63,596	2,840
Ball Corp	32,199	1,809		Costco Wholesale Corp	100,743	11,654
Bemis Co Inc	23,301	938		CVS Caremark Corp	270,902	19,700
Owens-Illinois Inc (a)	37,747	1,200
				Darden Restaurants Inc	30,074	1,495
Sealed Air Corp	44,951	1,542		Dollar General Corp (a)	67,503	3,810
		$5,489		Dollar Tree Inc (a)	47,676	2,483
Pharmaceuticals - 7.28%				Family Dollar Stores Inc	21,894	1,286
Abbott Laboratories	353,528	13,696		GameStop Corp	26,533	1,053
				Gap Inc/The	60,689	2,385

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Telecommunications (continued)
Home Depot Inc/The	322,635	$25,653		Harris Corp	24,468	$1,799
Kohl's Corp	46,117	2,527		Juniper Networks Inc (a)	108,369	2,676
L Brands Inc	55,865	3,028		Motorola Solutions Inc	51,764	3,291
Lowe's Cos Inc	239,607	11,000		Verizon Communications Inc	948,765	44,336
Macy's Inc	84,422	4,848		Windstream Holdings Inc	136,549	1,238
McDonald's Corp	226,789	22,992				$135,856
Nordstrom Inc	32,782	2,009
O'Reilly Automotive Inc (a)	24,369	3,626		Textiles - 0.05%
				Mohawk Industries Inc (a)	13,992	1,853
PetSmart Inc	23,765	1,608
PVH Corp	18,700	2,348
Ross Stores Inc	49,239	3,352		Toys, Games & Hobbies - 0.12%
Staples Inc	149,085	1,864		Hasbro Inc	26,700	1,475
Starbucks Corp	173,182	12,230		Mattel Inc	77,979	3,058
Target Corp	144,816	8,942				$4,533
Tiffany & Co	25,230	2,207
TJX Cos Inc/The	162,941	9,480		Transportation - 1.66%
Tractor Supply Co	31,974	2,150		CH Robinson Worldwide Inc	34,013	2,003
Urban Outfitters Inc (a)	24,975	890		CSX Corp	230,846	6,514
Walgreen Co	200,276	13,599		Expeditors International of Washington Inc	46,428	1,915
Wal-Mart Stores Inc	370,669	29,546		FedEx Corp	63,602	8,666
Yum! Brands Inc	101,479	7,813		Kansas City Southern	25,258	2,548
		$233,744		Norfolk Southern Corp	70,958	6,708
				Ryder System Inc	12,234	1,005
Savings & Loans - 0.05%				Union Pacific Corp	104,257	19,854
Hudson City Bancorp Inc	108,958	1,085		United Parcel Service Inc	162,812	16,037
People's United Financial Inc	71,080	1,015				$65,250
		$2,100		TOTAL COMMON STOCKS		$3,863,534
Semiconductors - 2.82%				INVESTMENT COMPANIES - 2.19%	Shares Held	Value(000	's)
Altera Corp	72,756	2,366		Publicly Traded Investment Fund - 2.19%
Analog Devices Inc	71,602	3,673		Morgan Stanley Institutional Liquidity Funds -	85,921,652	85,922
Applied Materials Inc	277,464	5,289		Government Portfolio
Broadcom Corp	126,456	3,896
First Solar Inc (a)	16,187	1,092
				TOTAL INVESTMENT COMPANIES		$85,922
Intel Corp	1,139,120	30,403		Total Investments		$3,949,456
KLA-Tencor Corp	38,164	2,442		Liabilities in Excess of Other Assets, Net - (0.47)%		$(18,380)
Lam Research Corp	37,187	2,142		TOTAL NET ASSETS - 100.00%		$3,931,076
Linear Technology Corp	54,051	2,405
LSI Corp	127,917	1,425
Microchip Technology Inc	45,623	2,169		(a) Non-Income Producing Security
Micron Technology Inc (a)	243,055	6,349		(b)		Security or a portion of the security was pledged to cover margin
NVIDIA Corp	126,981	2,345		requirements for futures contracts. At the end of the period, the value of
Qualcomm Inc	387,438	30,495		these securities totaled $5,577 or 0.14% of net assets.
Texas Instruments Inc	248,401	11,290
Xilinx Inc	61,138	2,885
		$110,666
				Portfolio Summary (unaudited)
Software - 3.78%				Sector		Percent
Adobe Systems Inc (a)	106,421	6,565		Consumer, Non-cyclical		21 .55%
Akamai Technologies Inc (a)	40,904	2,171		Financial		16 .06%
Autodesk Inc (a)	52,050	2,499		Technology		12 .44%
CA Inc	73,863	2,226		Communications		11 .29%
Cerner Corp (a)	67,768	3,477		Industrial		10 .54%
Citrix Systems Inc (a)	42,099	2,497		Energy		10 .38%
Dun & Bradstreet Corp/The	8,614	954		Consumer, Cyclical		9 .25%
Electronic Arts Inc (a)	70,929	2,007		Basic Materials		3.22%
Fidelity National Information Services Inc	66,594	3,558		Utilities		3 .12%
Fiserv Inc (a)	58,305	3,544		Exchange Traded Funds		2 .57%
Intuit Inc	64,909	4,917		Diversified		0 .05%
Microsoft Corp	1,730,597	69,916		Liabilities in Excess of Other Assets, Net		(0 .47)%
Oracle Corp	793,399	32,434		TOTAL NET ASSETS		100.00%
Paychex Inc	74,265	3,105
Red Hat Inc (a)	43,424	2,113
Salesforce.com Inc (a)	128,596	6,642
		$148,625

Telecommunications - 3.46%
AT&T Inc	1,192,926	42,587
CenturyLink Inc	132,414	4,623
Cisco Systems Inc	1,180,195	27,274
Corning Inc	318,946	6,669
Frontier Communications Corp	229,003	1,363

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; June 2014	Long	709	$65,933		$66,572	$639
Total						$639
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 98.87%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 3.59%				Electronics - 0.74%
Alliant Techsystems Inc	454,994	$65,619		Thermo Fisher Scientific Inc	229,046	$26,111
Raytheon Co	641,473	61,248

		$126,867		Engineering & Construction - 0.31%
Agriculture - 0.96%				AECOM Technology Corp (a)	340,344	11,034
Archer-Daniels-Midland Co	776,734	33,967
				Food - 2.62%
Automobile Manufacturers - 1.25%				Kroger Co/The	1,253,986	57,733
General Motors Co	618,230	21,317		Tyson Foods Inc	826,395	34,684
Oshkosh Corp	413,282	22,941				$92,417

		$44,258		Gas - 0.72%
Automobile Parts & Equipment - 1.50%				Vectren Corp	627,165	25,444
Lear Corp	302,446	25,121
WABCO Holdings Inc (a)	259,190	27,736
				Healthcare - Products - 0.92%
		$52,857		St Jude Medical Inc	511,336	32,455
Banks - 15.86%
Citigroup Inc	506,110	24,248		Healthcare - Services - 2.30%
Fifth Third Bancorp	3,862,841	79,613		Aetna Inc	704,934	50,368
Goldman Sachs Group Inc/The	587,290	93,861		HCA Holdings Inc (a)	594,385	30,908
JP Morgan Chase & Co	1,517,474	84,948				$81,276
KeyCorp	4,428,339	60,402
PNC Financial Services Group Inc/The	123,426	10,373		Insurance - 5.62%
Regions Financial Corp	4,068,905	41,259		Lincoln National Corp	1,140,547	55,328
Wells Fargo & Co	3,329,315	165,267		Protective Life Corp	783,700	40,086
		$559,971		Prudential Financial Inc	878,017	70,839
				StanCorp Financial Group Inc	525,498	32,108
Biotechnology - 0.42%						$198,361
Gilead Sciences Inc (a)	186,953	14,674
				Media - 1.83%
				Comcast Corp - Class A	1,246,956	64,542
Chemicals - 1.07%
LyondellBasell Industries NV	409,503	37,879
				Miscellaneous Manufacturing - 1.68%
				General Electric Co	1,385,303	37,251
Commercial Services - 1.68%				Ingersoll-Rand PLC	368,706	22,048
Manpowergroup Inc	399,171	32,469				$59,299
Quanta Services Inc (a)	759,700	26,802
		$59,271		Oil & Gas - 14.57%
				Chevron Corp	452,369	56,781
Computers - 6.15%				Cimarex Energy Co	495,891	59,071
Apple Inc	119,667	70,614		ConocoPhillips	1,507,803	112,045
DST Systems Inc	180,365	16,628		EOG Resources Inc	781,484	76,585
Hewlett-Packard Co	465,905	15,403		Exxon Mobil Corp	1,001,234	102,536
SanDisk Corp	463,376	39,373		Patterson-UTI Energy Inc	1,285,773	41,826
Western Digital Corp	852,090	75,095		Valero Energy Corp	498,399	28,494
		$217,113		Whiting Petroleum Corp (a)	505,125	37,238
Consumer Products - 1.09%						$514,576
Avery Dennison Corp	789,669	38,425		Packaging & Containers - 0.79%
				Packaging Corp of America	417,674	27,830
Cosmetics & Personal Care - 0.29%
Procter & Gamble Co/The	124,626	10,288		Pharmaceuticals - 9.47%
				AbbVie Inc	972,551	50,650
Diversified Financial Services - 3.72%				Bristol-Myers Squibb Co	340,829	17,072
Discover Financial Services	1,293,870	72,327		Cardinal Health Inc	1,109,720	77,137
Santander Consumer USA Holdings Inc	1,162,152	26,427		Johnson & Johnson	860,489	87,159
Waddell & Reed Financial Inc	483,891	32,639		Pfizer Inc	3,269,298	102,264
		$131,393				$334,282

Electric - 7.63%				REITS - 2.29%
Ameren Corp	665,492	27,492		Extra Space Storage Inc	532,808	27,882
DTE Energy Co	668,917	52,269		General Growth Properties Inc	2,306,296	52,975
Edison International	877,329	49,622				$80,857
Entergy Corp	354,784	25,722
Great Plains Energy Inc	713,431	19,141		Retail - 3.43%
				Macy's Inc	585,850	33,645
Public Service Enterprise Group Inc	2,319,752	95,040		Wal-Mart Stores Inc (b)	785,606	62,621
		$269,286		Wendy's Co/The	2,996,657	24,902
Electrical Components & Equipment - 0.52%						$121,168
Energizer Holdings Inc	163,900	18,306		Semiconductors - 1.56%
				Intel Corp	894,366	23,871

See accompanying notes

Schedule of Investments LargeCap Value Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Semiconductors (continued)
Marvell Technology Group Ltd	1,966,789	$31,193
		$55,064

Software - 1.69%
Activision Blizzard Inc	1,896,876	37,957
Electronic Arts Inc (a)	773,550	21,891
		$59,848

Telecommunications - 1.05%
AT&T Inc	1,036,904	37,017

Transportation - 1.55%
Norfolk Southern Corp	577,141	54,557

TOTAL COMMON STOCKS		$3,490,693
INVESTMENT COMPANIES - 0.30%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 0.30%
Goldman Sachs Financial Square Funds -	10,675,318	10,675
Government Fund

TOTAL INVESTMENT COMPANIES		$10,675
Total Investments		$3,501,368
Other Assets in Excess of Liabilities, Net - 0.83%		$29,470
TOTAL NET ASSETS - 100.00%		$3,530,838

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,775 or 0.14% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Financial	27 .49%
Consumer, Non-cyclical	19 .75%
Energy	14 .57%
Technology	9 .40%
Industrial	9 .18%
Utilities	8 .35%
Consumer, Cyclical	6 .18%
Communications	2 .88%
Basic Materials	1.07%
Exchange Traded Funds	0 .30%
Other Assets in Excess of Liabilities, Net	0 .83%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 99.47%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 1.09%				Healthcare - Services - 1.43%
Lamar Advertising Co (a)	1,770,887	$88,403		Laboratory Corp of America Holdings (a)	1,172,979	$115,773

Aerospace & Defense - 0.80%				Holding Companies - Diversified - 1.32%
Rockwell Collins Inc	648,933	50,390		Leucadia National Corp	4,190,948	106,953
TransDigm Group Inc	82,996	14,762

		$65,152		Insurance - 12.24%
Banks - 1.97%				Alleghany Corp (a)	103,169	42,091
BankUnited Inc	531,962	17,549		Aon PLC	1,632,695	138,583
CIT Group Inc	1,108,868	47,737		Arch Capital Group Ltd (a)	756,308	43,352
M&T Bank Corp	778,279	94,958		Brown & Brown Inc	3,410,324	101,559
		$160,244		Fidelity National Financial Inc	2,525,718	81,278
				Loews Corp	3,785,196	166,435
Building Materials - 1.14%				Markel Corp (a)	348,350	218,039
Martin Marietta Materials Inc	745,377	92,673		Progressive Corp/The	3,299,828	80,021
				White Mountains Insurance Group Ltd	122,073	72,787
Chemicals - 4.59%				Willis Group Holdings PLC	1,214,006	49,762
Air Products & Chemicals Inc	1,256,050	147,611				$993,907
Airgas Inc	907,321	96,412		Internet - 4.47%
Ashland Inc	923,974	89,256		Liberty Interactive Corp (a)	5,876,025	170,757
Ecolab Inc	377,237	39,474		Liberty Ventures (a)	971,576	56,390
		$372,753		VeriSign Inc (a)	2,881,274	135,939
Commercial Services - 6.64%						$363,086
Ascent Capital Group Inc (a)	583,487	40,126
				Lodging - 1.36%
KAR Auction Services Inc	3,194,408	95,129		Wyndham Worldwide Corp	696,314	49,675
Live Nation Entertainment Inc (a)	2,772,749	57,895
				Wynn Resorts Ltd	299,382	61,041
Macquarie Infrastructure Co LLC	989,020	56,888				$110,716
McGraw Hill Financial Inc	909,667	67,252
Moody's Corp	1,624,365	127,513		Media - 6.78%
Robert Half International Inc	935,681	41,919		Discovery Communications Inc - C Shares (a)	1,720,281	120,643
Verisk Analytics Inc (a)	866,104	52,044		FactSet Research Systems Inc	353,036	37,598
		$538,766		Liberty Global PLC - A Shares (a)	1,020,308	40,629
				Liberty Global PLC - C Shares (a)	3,165,080	121,634
Computers - 0.81%				Liberty Media Corp (a)	1,639,971	212,721
MICROS Systems Inc (a)	1,282,373	66,042
				Tribune Co (a)	220,258	17,125
						$550,350
Distribution & Wholesale - 1.88%				Miscellaneous Manufacturing - 1.09%
Fastenal Co	1,467,045	73,470		Colfax Corp (a)	859,997	61,903
HD Supply Holdings Inc (a)	512,123	13,202
WW Grainger Inc	260,436	66,255		Donaldson Co Inc	626,869	26,385
		$152,927				$88,288
				Oil & Gas - 3.62%
Diversified Financial Services - 2.48%				Cimarex Energy Co	708,696	84,420
Charles Schwab Corp/The	3,422,293	90,862
LPL Financial Holdings Inc	1,201,426	56,888		EOG Resources Inc	1,105,626	108,351
SLM Corp	2,087,699	53,758		Hess Corp	1,130,192	100,768
		$201,508				$293,539
				Pharmaceuticals - 3.58%
Electric - 1.50%				Mead Johnson Nutrition Co	1,170,146	103,277
Brookfield Infrastructure Partners LP	1,783,473	69,538		Valeant Pharmaceuticals International Inc (a)	1,403,227	187,626
Brookfield Renewable Energy Partners LP/CA	304,343	8,859
Calpine Corp (a)	1,889,531	43,327				$290,903
		$121,724		Pipelines - 3.43%
				Kinder Morgan Inc/DE	3,352,467	109,491
Electronics - 2.54%				Kinder Morgan Inc/DE - Warrants (a)	1,007,227	1,954
Gentex Corp/MI	1,623,282	46,539
Sensata Technologies Holding NV (a)	1,575,243	66,901		Williams Cos Inc/The	3,968,832	167,366
Tyco International Ltd	2,275,948	93,086				$278,811
		$206,526		Private Equity - 0.67%
Gas - 0.40%				Onex Corp	960,619	54,287
National Fuel Gas Co	444,031	32,698
				Real Estate - 6.34%
				Brookfield Asset Management Inc	7,190,321	302,425
Healthcare - Products - 3.18%				Brookfield Property Partners LP	721,592	14,042
Becton Dickinson and Co	763,636	86,314		CBRE Group Inc (a)	2,741,914	73,045
CR Bard Inc	748,784	102,830		Forest City Enterprises Inc (a)	3,752,898	70,967
DENTSPLY International Inc	1,542,326	68,834		Howard Hughes Corp/The (a)	382,818	54,651
		$257,978				$515,130

See accompanying notes

Schedule of Investments MidCap Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS - 1.94%
Crown Castle International Corp	1,826,800	$132,863
General Growth Properties Inc	1,062,573	24,407
		$157,270

Retail - 12.53%
AutoZone Inc (a)	250,335	133,651
Burger King Worldwide Inc	4,122,650	107,725
CarMax Inc (a)	1,902,128	83,275
Copart Inc (a)	2,946,920	106,885
Dollar General Corp (a)	1,756,478	99,136
O'Reilly Automotive Inc (a)	1,892,185	281,538
TJX Cos Inc/The	3,519,220	204,748
		$1,016,958

Semiconductors - 1.56%
Microchip Technology Inc	2,668,843	126,877

Software - 3.24%
Fidelity National Information Services Inc	2,311,624	123,510
Intuit Inc	1,431,069	108,404
MSCI Inc (a)	772,401	31,313
		$263,227

Telecommunications - 3.32%
EchoStar Corp (a)	1,298,045	58,360
Motorola Solutions Inc	2,207,418	140,347
SBA Communications Corp (a)	789,079	70,828
		$269,535

Textiles - 1.14%
Mohawk Industries Inc (a)	699,917	92,676

Transportation - 0.39%
Expeditors International of Washington Inc	756,803	31,211

TOTAL COMMON STOCKS		$8,076,891
INVESTMENT COMPANIES - 0.49%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.49%
Goldman Sachs Financial Square Funds -	39,640,985	39,641
Government Fund

TOTAL INVESTMENT COMPANIES		$39,641
Total Investments		$8,116,532
Other Assets in Excess of Liabilities, Net - 0.04%		$3,623
TOTAL NET ASSETS - 100.00%		$8,120,155

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		25 .64%
Consumer, Cyclical		16 .91%
Communications		15 .66%
Consumer, Non-cyclical		14 .83%
Energy		7.05%
Industrial		5 .96%
Technology		5 .61%
Basic Materials		4.59%
Utilities		1 .90%
Diversified		1 .32%
Exchange Traded Funds		0 .49%
Other Assets in Excess of Liabilities, Net		0 .04%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 5.25%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 5.25%				BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds TempFund	8,100,000	$8,100		Healthcare - Services - 0.94%
Portfolio				Portland Clinic LLP/The
DWS Money Market Series	21,350,000	21,350		0.12%, 05/07/2014	$9,980	$9,980
STIT - Liquid Assets Portfolio	26,100,000	26,100

		$55,550		Insurance - 1.51%
TOTAL INVESTMENT COMPANIES		$55,550		New York Life Global
	Principal			0.23%, 07/25/2014(a),(c)	16,000	16,000
BONDS- 14.58%	Amount (000's)	Value(000	's)

Automobile Asset Backed Securities - 5.90%				Other Asset Backed Securities - 2.37%
Ally Auto Receivables Trust 2014-SN1				CIT Equipment Collateral 2013-VT1
0.21%, 03/20/2015(a)	$6,619	$6,619		0.30%, 11/20/2014(b)	2,344	2,344
AmeriCredit Automobile Receivables Trust				CNH Equipment Trust 2014-A
2013-5				0.20%, 02/17/2015(a)	4,354	4,354
0.25%, 12/05/2014(a)	973	973
				GE Equipment Midticket LLC Series 2013-1
ARI Fleet Lease Trust				0.23%, 09/22/2014(a)	1,422	1,422
0.25%, 04/15/2015(a),(b)	5,800	5,800
				GE Equipment Small Ticket LLC
BMW Vehicle Owner Trust 2013-A				0.25%, 04/24/2015(a),(b)	3,600	3,600
0.23%, 10/27/2014(a)	526	526
				GE Equipment Small Ticket LLC Series 2013-
Chrysler Capital Auto Receivables Trust 2013-				1
A				0.23%, 08/25/2014(a),(b)	670	670
0.29%, 11/17/2014(a),(b)	239	240
				GE Equipment Transportation LLC Series
Chrysler Capital Auto Receivables Trust 2014-				2013-2
A				0.26%, 10/24/2014(a)	2,102	2,102
0.20%, 03/16/2015(a),(b)	6,472	6,472
				GreatAmerica Leasing Receivables
Enterprise Fleet Financing LLC				0.25%, 03/15/2015(a),(b)	4,589	4,589
0.29%, 08/20/2014(a),(b)	655	655
				MMAF Equipment Finance LLC 2013-A
Fifth Third Auto Trust 2014-1				0.28%, 09/05/2014(a),(b)	385	385
0.20%, 03/16/2015(a)	3,603	3,603
				Volvo Financial Equipment LLC Series 2014-
Ford Credit Auto Lease Trust 2013-B				1
0.26%, 11/15/2014(b)	1,004	1,004		0.21%, 03/16/2015(b)	5,545	5,545
Ford Credit Auto Owner Trust 2013-D						$25,011
0.24%, 12/15/2014(b)	324	324
				TOTAL BONDS		$154,102
GM Financial Leasing Trust
0.25%, 04/20/2015(a),(b)	4,000	4,000			Principal
Hyundai Auto Lease Securitization Trust				MUNICIPAL BONDS - 6.07%	Amount (000's)	Value(000	's)
2014-A				California - 0.47%
0.20%, 03/16/2015(a),(b)	5,875	5,875		California Statewide Communities
Hyundai Auto Receivables Trust 2014-A				Development Authority (credit support from
0.20%, 02/17/2015(a)	3,697	3,697		Fannie Mae)
M&T Bank Auto Receivables Trust 2013-1				0.13%, 05/07/2014(d)	$100	$100
0.25%, 09/15/2014(a),(b)	498	498		Kern Water Bank Authority (credit support
Mercedes-Benz Auto Lease Trust				from Wells Fargo)
0.20%, 04/15/2015(a)	6,000	6,000		0.15%, 05/07/2014(d)	4,900	4,900
Porsche Innovative Lease Owner Trust 2013-						$5,000
1
0.23%, 11/24/2014(a),(b)	491	491		Colorado - 1.42%
Santander Drive Auto Receivables Trust				City of Colorado Springs CO Utilities System
0.25%, 05/15/2015(a)	9,200	9,200		Revenue (credit support from Bank of
Volkswagen Auto Lease Trust 2014-A				America)
				0.15%, 05/07/2014(d)	6,100	6,100
0.20%, 02/20/2015(a)	5,691	5,691
World Omni Auto Receivables Trust 2013-B				Colorado Housing & Finance
0.24%, 11/17/2014(a)	698	698		Authority (credit support from Federal Home
		$62,366		Loan Bank)
				0.10%, 05/07/2014(a),(d)	7,625	7,625
Banks- 1.44%				County of Kit Carson CO (credit support from
JP Morgan Chase Bank NA				Wells Fargo)
0.41%, 12/21/2014(a)	8,000	8,000		0.15%, 05/07/2014(d)	1,300	1,300
Wells Fargo Bank NA						$15,025
0.33%, 05/22/2015(a)	7,200	7,200
		$15,200		Georgia - 0.12%
				Savannah College of Art & Design Inc (credit
Diversified Financial Services - 2.42%				support from Bank of America)
Corporate Finance Managers Inc				0.14%, 05/07/2014(d)	1,300	1,300
0.15%, 05/07/2014	10,545	10,545
MetLife Inc
0.34%, 08/15/2014(a),(c)	15,000	15,000		Illinois - 1.28%
				Memorial Health System/IL (credit support
		$25,545		from JP Morgan Chase & Co)
				0.15%, 05/07/2014(d)	13,535	13,535

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

Indiana - 0.30%				Banks (continued)
Ball State University Foundation Inc (credit				Barclays US Funding Corp (credit support
support from US Bank)				from Barclays Bank)
0.12%, 05/01/2014(d)	$3,150	$3,150		0.20%, 06/06/2014(d)	$7,000	$6,999
				0.20%, 06/23/2014(d)	6,000	5,998
				Credit Suisse/New York NY
Iowa- 0.28%				0.19%, 05/05/2014	6,000	6,000
Iowa Finance Authority (credit support from				DNB Bank ASA
GNMA/FNMA/FHLMC)				0.19%, 07/11/2014 (b),(e)	9,000	8,997
0.12%, 05/07/2014(a),(d)	2,900	2,900
				HSBC USA Inc
				0.24%, 09/15/2014	8,000	7,993
Maryland - 0.44%				Manhattan Asset Funding Co LLC
City of Baltimore MD (credit support from				0.15%, 05/16/2014(b)	2,000	2,000
State Street Bank & Trust)				0.17%, 05/28/2014(b)	1,300	1,300
0.11%, 05/07/2014(d)	4,600	4,600		0.17%, 05/29/2014(b)	8,000	7,999
				0.17%, 06/09/2014(b)	8,000	7,999
				0.17%, 06/13/2014(b)	4,000	3,999
Minnesota - 0.19%
City of St Paul MN (credit support from US				Mizuho Funding LLC (credit support from
				Mizuho Corp Bank Ltd)
Bank)				0.20%, 05/27/2014(b),(d)	6,800	6,799
0.15%, 05/07/2014(d)	2,000	2,000
				0.20%, 06/10/2014(b),(d)	8,000	7,998
				0.20%, 07/21/2014(b),(d)	8,000	7,996
New Mexico - 0.30%				Oversea-Chinese Banking Corp Ltd
City of Las Cruces NM (credit support from				0.15%, 06/09/2014(e)	4,000	3,999
Wells Fargo)				0.18%, 07/15/2014(e)	8,000	7,997
0.15%, 05/07/2014(d)	3,200	3,200		0.19%, 07/28/2014(e)	8,000	7,996
				Skandinaviska Enskilda Banken AB
				0.18%, 07/16/2014(b),(e)	6,100	6,098
New York - 0.50%				Societe Generale North America Inc (credit
Housing Development Corp/NY (credit				support from Societe Generale)
support from Landesbank Hessen Thueringen)				0.15%, 06/20/2014 (d)	7,500	7,498
0.12%, 05/07/2014(d)	5,300	5,300
				0.16%, 06/13/2014(d)	8,000	7,998
				Standard Chartered Bank/New York
Oklahoma - 0.38%				0.16%, 06/02/2014(b)	7,000	6,999
Oklahoma University Hospital (credit support				0.17%, 07/07/2014(b)	2,500	2,499
from Bank of America)				0.18%, 08/08/2014(b)	8,000	7,996
0.15%, 05/07/2014(d)	4,000	4,000		Sumitomo Mitsui Banking Corp
				0.16%, 06/27/2014(b),(e)	7,500	7,498
				0.20%, 05/12/2014(b),(e)	7,000	7,000
Rhode Island - 0.35%				0.22%, 08/06/2014(b),(e)	7,100	7,096
Rhode Island Student Loan Authority (credit				0.25%, 08/15/2014(b),(e)	3,410	3,407
support from State Street Bank & Trust)
0.11%, 05/07/2014(d)	3,700	3,700		UBS Finance Delaware LLC (credit support
				from UBS AG)
				0.20%, 05/19/2014(d)	7,800	7,799
Washington - 0.04%				Union Bank NA
Washington State Housing Finance				0.12%, 05/13/2014	7,000	7,000
Commission (credit support from Fannie Mae)				United Overseas Bank Ltd
0.13%, 05/07/2014(d)	425	425		0.18%, 06/17/2014(b),(e)	7,500	7,498
				0.22%, 07/07/2014(b),(e)	6,000	5,998
TOTAL MUNICIPAL BONDS		$64,135				$218,801

	Principal			Chemicals - 1.80%
COMMERCIAL PAPER - 66.63%	Amount (000's)	Value(000	's)	BASF SE
Agriculture - 0.66%				0.07%, 05/01/2014(b)	19,000	19,000
Philip Morris International Inc
0.09%, 05/07/2014(b)	$7,000	$7,000
				Diversified Financial Services - 28.35%
				Alpine Securitization Corp
Automobile Manufacturers - 1.49%				0.11%, 05/08/2014(b)	3,810	3,810
Toyota Motor Credit Corp				0.17%, 07/22/2014(b)	5,300	5,298
0.10%, 05/28/2014	8,000	7,999		0.18%, 06/24/2014(b)	8,000	7,998
0.22%, 05/20/2014	7,700	7,699		0.18%, 07/24/2014(b)	7,000	6,997
		$15,698		AXA Financial Inc (credit support from AXA
				SA)
Banks- 20.70%				0.15%, 05/30/2014(b),(d)	4,800	4,799
Bank of Tokyo-Mitsubishi UFJ Ltd/New York				BNP Paribas Finance Inc (credit support from
NY				BNP Paribas)
0.10%, 05/01/2014	7,400	7,400		0.17%, 06/02/2014(d)	8,000	7,999
0.15%, 05/21/2014	3,500	3,500		0.20%, 05/06/2014(d)	7,000	7,000
0.17%, 05/27/2014	950	950		0.20%, 07/18/2014(d)	7,000	6,997
0.19%, 06/26/2014	6,500	6,498
0.20%, 05/07/2014	6,000	6,000

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2014 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)				Insurance - 1.42%
CAFCO LLC				Prudential Funding LLC (credit support from
0.16%, 06/10/2014(b)	$3,650	$3,649		Prudential Financial Inc)
0.17%, 05/06/2014(b)	7,000	7,000		0.06%, 05/06/2014(d)	$7,000	$7,000
Collateralized Commercial Paper Co LLC				Prudential PLC
0.08%, 05/05/2014	8,000	8,000		0.15%, 05/14/2014(b)	8,000	8,000
0.16%, 05/06/2014	4,000	4,000				$15,000
0.17%, 05/27/2014	7,000	6,999
0.23%, 08/18/2014	6,000	5,996		Machinery - Diversified - 0.47%
CRC Funding LLC				John Deere Bank SA (credit support from
0.18%, 05/13/2014(b)	7,300	7,300		Deere Capital Corp)
				0.09%, 05/02/2014(b),(d)	5,000	5,000
Dealer Capital Access Trust Inc
0.20%, 05/02/2014	4,800	4,800
0.20%, 05/22/2014	5,000	4,999		Miscellaneous Manufacturing - 2.64%
0.22%, 05/14/2014	8,000	7,999		Danaher Corp
0.22%, 05/19/2014	8,000	7,999		0.09%, 05/08/2014(b)	5,000	5,000
Fairway Finance LLC				General Electric Co
0.14%, 05/23/2014(b)	7,000	6,999		0.05%, 05/07/2014	5,500	5,500
0.14%, 06/04/2014(b)	8,000	7,999		Illinois Tool Works Inc
0.14%, 06/12/2014(b)	7,000	6,999		0.07%, 05/01/2014(b)	10,900	10,900
Gemini Securitization Corp LLC				0.09%, 05/01/2014(b)	6,500	6,500
0.22%, 06/09/2014(b)	7,000	6,998				$27,900
0.23%, 06/17/2014(b)	8,000	7,998
General Electric Capital Corp				Retail - 1.89%
0.17%, 07/08/2014	8,000	7,997		Army and Air Force Exchange Service
				0.06%, 05/01/2014(b)	20,000	20,000
Gotham Funding Corp
0.14%, 05/20/2014(b)	8,000	7,999
0.14%, 05/21/2014(b)	2,800	2,800		Supranational Bank - 0.66%
0.15%, 05/08/2014(b)	6,000	6,000		Corp Andina de Fomento
0.15%, 06/20/2014(b)	8,000	7,998		0.17%, 06/18/2014(b)	7,000	6,998
ING US Funding LLC (credit support from
ING Bank)
0.18%, 07/02/2014(d)	8,000	7,998		Telecommunications - 1.87%
0.20%, 05/01/2014(d)	8,000	8,000		Telstra Corp Ltd
0.21%, 05/19/2014(d)	8,000	7,999		0.17%, 05/02/2014(b)	6,300	6,300
Jupiter Securitization Co LLC				0.17%, 05/05/2014(b)	6,500	6,500
0.22%, 07/14/2014 (b)	7,500	7,497		0.17%, 05/09/2014(b)	7,000	7,000
Liberty Street Funding LLC						$19,800
0.17%, 05/12/2014(b)	4,000	4,000		TOTAL COMMERCIAL PAPER		$704,314
0.17%, 05/15/2014(b)	7,000	7,000			Principal
National Rural Utilities Cooperative Finance				CERTIFICATE OF DEPOSIT - 2.97%	Amount (000's)	Value(000	's)
Corp				Banks- 2.97%
0.09%, 05/12/2014	8,200	8,200		Bank of America NA
Nieuw Amsterdam Receivables Corp				0.15%, 05/13/2014	3,600	3,600
0.12%, 05/09/2014(b)	7,000	7,000
0.12%, 06/05/2014(b)	7,000	6,999		0.15%, 05/22/2014	8,000	8,000
0.16%, 07/03/2014(b)	4,000	3,999		0.21%, 05/16/2014	7,000	7,000
				Bank of Nova Scotia/Houston
Regency Markets No. 1 LLC				0.34%, 05/11/2015(a),(e)	5,800	5,800
0.13%, 05/27/2014(b)	8,000	7,999
0.14%, 05/22/2014(b)	8,000	7,999		Citibank NA
Sheffield Receivables Corp				0.18%, 06/19/2014	7,000	7,000
0.10%, 05/02/2014 (b)	7,000	7,000				$31,400
0.18%, 05/21/2014(b)	6,000	5,999		TOTAL CERTIFICATE OF DEPOSIT		$31,400
0.20%, 05/13/2014(b)	8,498	8,497			Maturity
0.20%, 07/02/2014(b)	4,100	4,099		REPURCHASE AGREEMENTS - 4.83%	Amount (000's)	Value(000	's)
		$299,711		Banks- 4.83%
Electric - 4.68%				Deutsche Bank Repurchase Agreement; 0.05% $	51,060	$51,060
GDF Suez				dated 04/30/2014 maturing 05/01/2014
0.13%, 05/21/2014(b)	6,000	6,000		(collateralized by US Government
0.14%, 06/03/2014(b)	6,700	6,699		Securities; $52,081,200; 0.00% - 7.13%;
0.15%, 06/16/2014(b)	7,000	6,999		dated 05/21/14 - 12/27/32)
0.16%, 05/29/2014(b)	6,000	5,999
Oglethorpe Power Corp				TOTAL REPURCHASE AGREEMENTS		$51,060
0.14%, 05/30/2014(b)	8,000	7,999		Total Investments		$1,060,561
0.16%, 06/30/2014(b)	5,812	5,810		Liabilities in Excess of Other Assets, Net - (0.33)%		$(3,473)
Southern Co Funding Corp				TOTAL NET ASSETS - 100.00%		$1,057,088
0.15%, 05/15/2014(b)	7,400	7,400
0.16%, 05/02/2014(b)	2,500	2,500
		$49,406		(a) Variable Rate. Rate shown is in effect at April 30, 2014.

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2014 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $504,001 or 47.68% of net assets.
(c)	Security is Illiquid
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	63 .64%
Asset Backed Securities	8 .27%
Insured	6.07%
Exchange Traded Funds	5 .25%
Utilities	4 .68%
Consumer, Cyclical	3 .38%
Industrial	3 .11%
Communications	1 .87%
Basic Materials	1.80%
Consumer, Non-cyclical	1 .60%
Government	0.66%
Liabilities in Excess of Other Assets, Net	(0 .33)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 97.83%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.19%			Consumer Products - 1.35%
Boeing Co/The	233,692	$30,151	Kimberly-Clark Corp	93,249	$10,467
Northrop Grumman Corp	95,067	11,551	Tupperware Brands Corp	141,599	12,023
Teledyne Technologies Inc (a)	111,454	10,350	WD-40 Co	130,675	9,519
		$52,052			$32,009

Airlines - 0.68%			Cosmetics & Personal Care - 0.82%
Alaska Air Group Inc	132,700	12,484	Procter & Gamble Co/The	237,435	19,600
Cathay Pacific Airways Ltd ADR	398,175	3,731

		$16,215	Distribution & Wholesale - 0.48%
Apparel - 1.63%			Pool Corp	195,173	11,519
Nike Inc	451,219	32,916
Ralph Lauren Corp	38,415	5,815	Diversified Financial Services - 3.20%
		$38,731	Ameriprise Financial Inc	88,099	9,834
Automobile Manufacturers - 1.06%			Charles Schwab Corp/The	973,104	25,836
Nissan Motor Co Ltd ADR	133,193	2,302	Franklin Resources Inc	544,827	28,522
PACCAR Inc	357,849	22,895	T Rowe Price Group Inc	144,769	11,890
		$25,197			$76,082

Automobile Parts & Equipment - 1.26%			Electric - 1.05%
Autoliv Inc	110,244	11,243	Duke Energy Corp	125,333	9,336
Johnson Controls Inc	414,200	18,697	Edison International	199,736	11,297
		$29,940	Xcel Energy Inc	133,866	4,266
					$24,899
Banks - 6.88%
City National Corp/CA	136,732	9,923	Electronics - 2.08%
East West Bancorp Inc	301,502	10,405	FEI Co	75,543	6,007
Goldman Sachs Group Inc/The	65,872	10,528	FLIR Systems Inc	112,824	3,841
JP Morgan Chase & Co	495,033	27,712	Thermo Fisher Scientific Inc	132,442	15,098
PNC Financial Services Group Inc/The	143,782	12,083	Trimble Navigation Ltd (a)	276,445	10,624
State Street Corp	164,570	10,625	Waters Corp (a)	141,610	13,954
SVB Financial Group (a)	113,005	12,056			$49,524
US Bancorp/MN	545,433	22,243	Engineering & Construction - 0.75%
Wells Fargo & Co	970,433	48,172	Granite Construction Inc	155,279	5,804
		$163,747	Jacobs Engineering Group Inc (a)	209,810	12,106
Beverages - 1.76%					$17,910
AMBEV SA ADR	689,810	5,001	Environmental Control - 0.61%
Brown-Forman Corp	130,769	11,733	Darling International Inc (a)	111,854	2,238
Coca-Cola Co/The	370,823	15,126	Energy Recovery Inc (a)	90,107	461
Coca-Cola HBC AG ADR	89,699	2,260	Waste Connections Inc	263,240	11,756
PepsiCo Inc	89,737	7,707			$14,455
		$41,827
			Food - 2.12%
Biotechnology - 1.12%			Dairy Farm International Holdings Ltd ADR	176,507	8,887
Gilead Sciences Inc (a)	340,755	26,746
			General Mills Inc	272,481	14,447
			Kroger Co/The	393,781	18,130
Building Materials - 0.48%			McCormick & Co Inc/MD	125,350	8,925
Apogee Enterprises Inc	251,725	7,997			$50,389

Simpson Manufacturing Co Inc	107,557	3,527	Gas - 1.63%
		$11,524	Sempra Energy	393,769	38,830
Chemicals - 3.14%
Axiall Corp	129,534	6,036	Healthcare - Products - 1.70%
EI du Pont de Nemours & Co	243,555	16,396	Becton Dickinson and Co	118,418	13,385
FMC Corp	166,135	12,792	Edwards Lifesciences Corp (a)	51,722	4,214
International Flavors & Fragrances Inc	153,748	15,147	Medtronic Inc	106,176	6,245
PPG Industries Inc	67,574	13,084	Techne Corp	85,859	7,668
Sigma-Aldrich Corp	115,764	11,138	Varian Medical Systems Inc (a)	110,713	8,807
		$74,593			$40,319

Commercial Services - 1.37%			Healthcare - Services - 1.10%
Hertz Global Holdings Inc (a)	613,526	17,467
			DaVita HealthCare Partners Inc (a)	190,551	13,205
Robert Half International Inc	153,774	6,889	Universal Health Services Inc	158,060	12,928
TrueBlue Inc (a)	303,833	8,128
					$26,133
		$32,484
			Insurance - 2.80%
Computers - 5.04%			ACE Ltd	141,769	14,506
Apple Inc	118,670	70,026	Fidelity National Financial Inc	303,895	9,779
EMC Corp/MA	691,846	17,850	HCC Insurance Holdings Inc	374,684	17,213
International Business Machines Corp	134,417	26,409	MetLife Inc	186,530	9,765
Teradata Corp (a)	123,078	5,595
			StanCorp Financial Group Inc	55,734	3,405
		$119,880

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)			Pharmaceuticals (continued)
XL Group PLC	378,244	$11,858	McKesson Corp	195,022	$32,996
		$66,526	Teva Pharmaceutical Industries Ltd ADR	138,652	6,775
			VCA Antech Inc (a)	202,007	6,187
Internet - 2.77%					$161,738
Amazon.com Inc (a)	57,823	17,586
eBay Inc (a)	297,142	15,401	REITS - 2.91%
Google Inc (a)	30,882	16,264	Alexandria Real Estate Equities Inc	174,436	12,877
Google Inc (a)	30,882	16,518	Annaly Capital Management Inc	148,444	1,715
		$65,769	Essex Property Trust Inc	52,789	9,146
			HCP Inc	318,854	13,347
Iron & Steel - 0.98%			Plum Creek Timber Co Inc	108,125	4,714
Reliance Steel & Aluminum Co	196,770	13,935	Sabra Health Care REIT Inc	162,159	4,860
Schnitzer Steel Industries Inc	337,043	9,461	Ventas Inc	119,527	7,898
		$23,396	Weyerhaeuser Co	493,459	14,730
Leisure Products & Services - 0.60%					$69,287
Carnival Corp	161,861	6,363	Retail - 5.49%
Harley-Davidson Inc	107,661	7,960	Copart Inc (a)	398,681	14,460
		$14,323	Costco Wholesale Corp	316,533	36,616
Lodging - 0.10%			CVS Caremark Corp	230,374	16,753
Red Lion Hotels Corp (a)	423,120	2,433	Home Depot Inc/The	165,158	13,132
			Nordstrom Inc	375,455	23,008
			Starbucks Corp	377,452	26,656
Machinery - Construction & Mining - 0.31%					$130,625
Caterpillar Inc	70,150	7,394
			Savings & Loans - 0.62%
			Washington Federal Inc	687,047	14,826
Machinery - Diversified - 0.97%
AGCO Corp	67,107	3,738
Deere & Co	208,056	19,420	Semiconductors - 3.60%
		$23,158	Altera Corp	267,420	8,696
			Applied Materials Inc	570,421	10,872
Media - 2.29%			Avago Technologies Ltd	164,877	10,470
Viacom Inc	220,386	18,729	Intel Corp	539,627	14,403
Walt Disney Co/The	451,149	35,794	Lam Research Corp	202,446	11,663
		$54,523	Microchip Technology Inc	337,534	16,046
Metal Fabrication & Hardware - 0.63%			Qualcomm Inc	171,523	13,501
Precision Castparts Corp	58,912	14,910			$85,651
			Software - 5.80%
Mining - 0.46%			Actuate Corp (a)	402,935	2,269
Freeport-McMoRan Copper & Gold Inc	319,875	10,994	Adobe Systems Inc (a)	480,918	29,668
			Autodesk Inc (a)	173,124	8,313
			Fair Isaac Corp	108,739	6,220
Miscellaneous Manufacturing - 2.04%			Informatica Corp (a)	140,034	4,964
AptarGroup Inc	162,326	10,944	Microsoft Corp	1,040,262	42,027
Crane Co	151,012	10,983	Omnicell Inc (a)	206,431	5,466
General Electric Co	986,897	26,538	Oracle Corp	741,720	30,321
		$48,465	Tyler Technologies Inc (a)	105,526	8,616
Oil & Gas - 8.44%					$137,864
Apache Corp	285,183	24,754	Telecommunications - 3.06%
Chevron Corp	373,929	46,935	AT&T Inc	549,681	19,624
Devon Energy Corp	248,638	17,405	China Mobile Ltd ADR	223,120	10,583
Energen Corp	144,398	11,250	Cisco Systems Inc	495,243	11,445
Exxon Mobil Corp	485,337	49,703	Corning Inc	577,737	12,080
HollyFrontier Corp	128,539	6,760	Polycom Inc (a)	348,815	4,290
Nabors Industries Ltd	265,568	6,777	Verizon Communications Inc	317,571	14,840
Occidental Petroleum Corp	297,953	28,529			$72,862
Total SA ADR	122,161	8,703
		$200,816	Toys, Games & Hobbies - 0.76%
			Hasbro Inc	139,231	7,694
Oil & Gas Services - 0.74%			Mattel Inc	265,647	10,417
Natural Gas Services Group Inc (a)	259,607	7,967
					$18,111
Schlumberger Ltd	95,924	9,741
		$17,708	Transportation - 1.62%
			Expeditors International of Washington Inc	459,484	18,949
Pharmaceuticals - 6.80%			Union Pacific Corp	103,414	19,693
Abbott Laboratories	298,898	11,579			$38,642
AbbVie Inc	317,944	16,559
Actavis PLC (a)	45,030	9,201	Trucking & Leasing - 0.36%
Allergan Inc/United States	249,945	41,451	Greenbrier Cos Inc/The (a)	161,930	8,492
Bristol-Myers Squibb Co	305,822	15,319
Johnson & Johnson	213,955	21,671

See accompanying notes

Schedule of Investments Principal Capital Appreciation Fund April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Water - 0.18%
California Water Service Group	190,343	$4,283

TOTAL COMMON STOCKS		$2,327,401
INVESTMENT COMPANIES - 2.24%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 2.24%
JP Morgan US Government Money Market	53,288,094	53,288
Fund

TOTAL INVESTMENT COMPANIES		$53,288
Total Investments		$2,380,689
Liabilities in Excess of Other Assets, Net - (0.07)%		$(1,596)
TOTAL NET ASSETS - 100.00%		$2,379,093

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		18 .14%
Financial		16 .41%
Technology		14 .44%
Consumer, Cyclical		12 .06%
Industrial		12 .04%
Energy		9.18%
Communications		8 .12%
Basic Materials		4.58%
Utilities		2 .86%
Exchange Traded Funds		2 .24%
Liabilities in Excess of Other Assets, Net		(0 .07)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments Real Estate Securities Fund April 30, 2014 (unaudited)

COMMON STOCKS - 98.55%	Shares Held	Value(000	's)

Healthcare - Services - 0.86%
Brookdale Senior Living Inc (a)	434,278	$13,828

Real Estate - 1.15%
Jones Lang LaSalle Inc	161,060	18,665

REITS - 96.54%
Apartment Investment & Management Co	1,381,863	42,603
AvalonBay Communities Inc	403,597	55,111
Aviv REIT Inc	198,583	5,241
Boston Properties Inc	638,919	74,843
Camden Property Trust	565,047	38,700
CBL & Associates Properties Inc	186,464	3,388
Corrections Corp of America	772,729	25,345
CubeSmart	1,255,766	23,357
DDR Corp	1,819,773	31,245
Duke Realty Corp	1,390,021	24,353
DuPont Fabros Technology Inc	375,553	9,100
EPR Properties	577,399	30,954
Equity One Inc	603,469	13,596
Equity Residential	787,685	46,820
Essex Property Trust Inc	426,233	73,849
Extra Space Storage Inc	701,956	36,733
Federal Realty Investment Trust	240,578	28,278
First Industrial Realty Trust Inc	2,151,671	39,526
General Growth Properties Inc	2,647,252	60,807
Geo Group Inc/The	139,428	4,675
HCP Inc	794,351	33,252
Health Care REIT Inc	927,798	58,535
Host Hotels & Resorts Inc	3,224,341	69,162
Kilroy Realty Corp	593,718	35,368
LaSalle Hotel Properties	126,700	4,191
Medical Properties Trust Inc	516,603	6,974
Pebblebrook Hotel Trust	1,106,274	38,100
Prologis Inc	1,818,082	73,869
Public Storage	373,473	65,548
Ramco-Gershenson Properties Trust	122,260	2,015
Retail Properties of America Inc	535,400	7,667
Saul Centers Inc	372,233	17,082
Simon Property Group Inc	1,118,994	193,810
SL Green Realty Corp	653,459	68,424
Strategic Hotels & Resorts Inc (a)	1,513,985	16,336
Sunstone Hotel Investors Inc	1,923,738	27,529
Taubman Centers Inc	401,347	29,234
Ventas Inc	960,759	63,487
Vornado Realty Trust	604,247	61,996
Weingarten Realty Investors	616,904	19,247
		$1,560,350
TOTAL COMMON STOCKS		$1,592,843
INVESTMENT COMPANIES - 1.21%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.21%
BlackRock Liquidity Funds FedFund Portfolio	19,504,380	19,504

TOTAL INVESTMENT COMPANIES		$19,504
Total Investments		$1,612,347
Other Assets in Excess of Liabilities, Net - 0.24%		$3,949
TOTAL NET ASSETS - 100.00%		$1,616,296

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		97 .69%
Exchange Traded Funds		1 .21%
Consumer, Non-cyclical		0 .86%
Other Assets in Excess of Liabilities, Net		0 .24%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 0.12%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 0.12%				BONDS (continued)	Amount (000's)	Value(000	's)
Morgan Stanley Institutional Liquidity Funds -	2,637,605	$2,639		Automobile Floor Plan Asset Backed Securities (continued)
Government Portfolio				World Omni Master Owner Trust
				0.51%, 02/15/2018(a),(b)	$15,250	$15,269
TOTAL INVESTMENT COMPANIES		$2,639				$86,604
	Principal
BONDS- 98.06%	Amount (000's)	Value(000	's)	Automobile Manufacturers - 1.77%
				Daimler Finance North America LLC
Agriculture - 0.89%				1.30%, 07/31/2015(a)	3,000	3,028
Cargill Inc				1.88%, 09/15/2014(a)	10,000	10,049
6.00%, 11/27/2017(a)	$16,744	$19,188		PACCAR Financial Corp
				0.84%, 12/06/2018(b)	6,250	6,287
				Toyota Motor Credit Corp
Automobile Asset Backed Securities - 5.99%				2.10%, 01/17/2019	18,750	18,866
American Credit Acceptance Receivables						$38,230
Trust
1.64%, 11/15/2016(a),(b)	4,239	4,249		Banks- 19.04%
AmeriCredit Automobile Receivables Trust				Australia & New Zealand Banking Group Ltd
2013-1				0.61%, 01/10/2017(a),(b)	5,250	5,256
0.49%, 06/08/2016	4,265	4,266		3.70%, 01/13/2015(a)	5,750	5,885
AmeriCredit Automobile Receivables Trust				Australia & New Zealand Banking Group
2013-3				Ltd/New York NY
0.68%, 10/11/2016(b)	6,356	6,363		0.80%, 05/15/2018(b)	10,000	10,048
AmeriCredit Automobile Receivables Trust				Bank of America Corp
2013-5				2.60%, 01/15/2019	5,000	5,026
0.53%, 03/08/2017(b)	5,500	5,506		Bank of America NA
AmeriCredit Automobile Receivables Trust				0.51%, 06/15/2016(b)	13,000	12,900
2014-1				1.25%, 02/14/2017	11,000	10,984
0.57%, 07/10/2017(b)	10,750	10,758		5.30%, 03/15/2017	24,000	26,435
Capital Auto Receivables Asset Trust / Ally				Barclays Bank PLC
0.47%, 07/20/2014(b)	8,556	8,556		5.20%, 07/10/2014	7,500	7,566
Capital Auto Receivables Asset Trust 2014-1				Branch Banking & Trust Co
0.68%, 05/20/2016(b)	4,500	4,507		0.54%, 05/23/2017(b)	13,250	13,112
CPS Auto Receivables Trust 2013-A				0.55%, 09/13/2016(b)	5,750	5,729
1.31%, 06/15/2020(a),(b)	18,441	18,417		Citigroup Inc
CPS Auto Receivables Trust 2013-B				4.75%, 05/19/2015	8,750	9,121
1.82%, 09/15/2020(a),(b)	9,040	9,064		6.13%, 05/15/2018	16,500	19,003
CPS Auto Receivables Trust 2013-C				Commonwealth Bank of Australia
1.64%, 04/16/2018(a)	9,427	9,480		3.75%, 10/15/2014(a)	12,500	12,688
CPS Auto Receivables Trust 2013-D				Commonwealth Bank of Australia/New York
1.54%, 07/16/2018(a),(b)	6,120	6,146		NY
CPS Auto Trust				2.25%, 03/13/2019	4,500	4,512
1.48%, 03/16/2020(a)	3,814	3,827		Goldman Sachs Group Inc/The
Ford Credit Auto Owner Trust				1.34%, 11/15/2018(b)	18,750	18,940
0.40%, 09/15/2015	988	988		HSBC Bank PLC
Santander Drive Auto Receivables Trust				3.10%, 05/24/2016(a)	3,750	3,921
0.54%, 08/15/2017(b)	14,000	13,999		3.50%, 06/28/2015(a)	13,500	13,963
Santander Drive Auto Receivables Trust 2013-				ING Bank NV
1				2.38%, 06/09/2014(a)	6,250	6,262
0.48%, 02/16/2016	1,184	1,184		JP Morgan Chase Bank NA
Santander Drive Auto Receivables Trust 2013-				0.56%, 06/13/2016(b)	6,000	5,972
2				5.88%, 06/13/2016	8,750	9,635
0.47%, 03/15/2016(b)	3,903	3,903		6.00%, 10/01/2017	25,500	29,073
Santander Drive Auto Receivables Trust 2013-				KeyBank NA/Cleveland OH
5				5.45%, 03/03/2016	5,750	6,218
0.53%, 04/17/2017(b)	9,000	9,007		7.41%, 10/15/2027	25,000	26,552
Santander Drive Auto Receivables Trust 2014-				Morgan Stanley
1				0.68%, 10/18/2016(b)	16,000	15,963
0.74%, 06/15/2017	9,000	9,012		1.08%, 01/24/2019(b)	29,750	29,861
		$129,232		National City Bank/Cleveland OH
				0.60%, 06/07/2017(b)	4,500	4,462
Automobile Floor Plan Asset Backed Securities - 4.01%				PNC Bank NA
Ally Master Owner Trust				4.88%, 09/21/2017	14,800	16,344
0.60%, 04/15/2018(b)	16,500	16,533
0.62%, 01/15/2019(b)	5,000	5,007		6.00%, 12/07/2017	7,400	8,477
				SunTrust Bank/Atlanta GA
CNH Wholesale Master Note Trust				0.53%, 08/24/2015(b)	12,000	11,974
0.75%, 08/15/2019(a),(b)	8,750	8,760
Ford Credit Floorplan Master Owner Trust A				7.25%, 03/15/2018	9,000	10,554
0.53%, 01/15/2018 (b)	18,000	18,027		US Bank NA/Cincinnati OH
				0.45%, 01/30/2017(b)	9,500	9,533
0.55%, 02/15/2019(b)	6,000	6,002
Nissan Master Owner Trust Receivables				Wachovia Bank NA
0.45%, 02/15/2018 (b)	17,000	17,006		4.88%, 02/01/2015	11,500	11,878
				6.00%, 11/15/2017	8,500	9,764

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Banks (continued)				Electric (continued)
Wells Fargo Bank NA				TransAlta Corp
5.75%, 05/16/2016	$12,250	$13,448		6.65%, 05/15/2018	$16,750	$19,073
		$411,059				$102,732

Beverages - 1.64%				Finance - Mortgage Loan/Banker - 6.07%
PepsiCo Inc				Fannie Mae
0.75%, 03/05/2015	9,000	9,035		0.50%, 03/30/2016	10,000	10,012
SABMiller Holdings Inc				0.88%, 02/08/2018	22,000	21,613
0.93%, 08/01/2018(a),(b)	4,500	4,534		1.13%, 04/27/2017	34,500	34,696
1.85%, 01/15/2015(a)	5,500	5,548		1.88%, 02/19/2019	34,500	34,768
SABMiller PLC				Freddie Mac
6.50%, 07/01/2016(a)	14,500	16,167		0.88%, 02/22/2017	30,000	30,018
		$35,284				$131,107

Biotechnology - 0.41%				Food- 0.53%
Amgen Inc				Ingredion Inc
2.13%, 05/15/2017	4,250	4,354		3.20%, 11/01/2015	6,750	6,952
Gilead Sciences Inc				Tesco PLC
2.40%, 12/01/2014	4,250	4,298		2.00%, 12/05/2014(a)	4,500	4,536
3.05%, 12/01/2016	250	263				$11,488

		$8,915		Gas- 0.29%
Chemicals - 0.58%				Florida Gas Transmission Co LLC
Airgas Inc				4.00%, 07/15/2015(a)	6,000	6,201
3.25%, 10/01/2015	12,000	12,400

				Healthcare - Services - 0.09%
Commercial Services - 0.26%				Ventas Realty LP
ERAC USA Finance LLC				1.25%, 04/17/2017	2,000	1,993
5.60%, 05/01/2015(a)	3,750	3,925
6.38%, 10/15/2017(a)	1,500	1,723
				Home Equity Asset Backed Securities - 3.81%
		$5,648		ABFC 2005-OPT1 Trust
Computers - 0.95%				0.51%, 07/25/2035(b)	725	709
Apple Inc				ABFC 2005-WMC1 Trust
1.00%, 05/03/2018	4,500	4,394		0.81%, 06/25/2035(b)	3,622	3,555
International Business Machines Corp				ACE Securities Corp Home Equity Loan Trust
1.95%, 02/12/2019	16,250	16,161		Series 2005-AG1
		$20,555		0.51%, 08/25/2035(b)	283	269
				ACE Securities Corp Home Equity Loan Trust
Diversified Financial Services - 6.52%				Series 2005-HE2
Ford Motor Credit Co LLC				0.87%, 04/25/2035(b)	1,769	1,760
3.98%, 06/15/2016	15,550	16,491		ACE Securities Corp Home Equity Loan Trust
General Electric Capital Corp				Series 2005-WF1
0.74%, 01/14/2019(b)	17,250	17,266		0.49%, 05/25/2035(b)	3,064	2,998
0.88%, 07/12/2016(b)	24,250	24,452
				Asset Backed Securities Corp Home Equity
5.63%, 09/15/2017	9,500	10,778		Loan Trust Series OOMC 2005-HE6
Jefferies Group LLC				0.66%, 07/25/2035(b)	4,020	3,968
3.88%, 11/09/2015	6,250	6,499		Bayview Financial Acquisition Trust
MassMutual Global Funding II				0.78%, 05/28/2044(b)	2,013	2,004
2.10%, 08/02/2018(a)	9,500	9,585		5.66%, 12/28/2036(b)	444	444
2.30%, 09/28/2015(a)	15,500	15,851
2.35%, 04/09/2019(a)	10,000	10,055		Bear Stearns Asset Backed Securities I Trust
				2006-PC1
Murray Street Investment Trust I				0.48%, 12/25/2035(b)	8,400	8,330
4.65%, 03/09/2017(b)	27,500	29,778
				Credit Suisse First Boston Mortgage Securities
		$140,755		Corp
Electric - 4.76%				4.80%, 05/25/2035	4,837	4,999
Dominion Resources Inc/VA				Home Equity Asset Trust 2005-2
				0.87%, 07/25/2035(b)	1,129	1,129
1.40%, 09/15/2017	9,000	8,882
LG&E and KU Energy LLC				Home Equity Asset Trust 2005-4
				0.86%, 10/25/2035(b)	4,725	4,327
2.13%, 11/15/2015	10,000	10,156
NiSource Finance Corp				JP Morgan Mortgage Acquisition Corp 2005-
5.25%, 09/15/2017	8,500	9,466		FLD1
				0.64%, 07/25/2035(b)	2,438	2,416
PPL Energy Supply LLC
5.70%, 10/15/2035	10,000	10,628		JP Morgan Mortgage Acquisition Corp 2005-
6.50%, 05/01/2018	9,500	10,669		OPT1
				0.60%, 06/25/2035(b)	1,462	1,449
Public Service Co of New Mexico
7.95%, 05/15/2018	19,000	22,622		Mastr Asset Backed Securities Trust 2005-
Southern Co/The				FRE1
				0.40%, 10/25/2035(b)	863	861
2.45%, 09/01/2018	11,000	11,236

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Home Equity Asset Backed Securities (continued)				Media (continued)
New Century Home Equity Loan Trust 2005-				Time Warner Cable Inc
3				8.25%, 04/01/2019	$9,250	$11,715
0.63%, 07/25/2035(b)	$18,950	$18,826		Walt Disney Co/The
RAMP Series 2005-EFC2 Trust				1.13%, 02/15/2017	8,000	8,042
0.62%, 07/25/2035(b)	751	741				$24,274
RASC Series 2003-KS10 Trust
4.47%, 03/25/2032	557	569		Mining - 0.78%
RASC Series 2005-EMX4 Trust				Teck Resources Ltd
0.49%, 11/25/2035(b)	747	746		5.38%, 10/01/2015	3,750	3,972
Soundview Home Loan Trust 2005-CTX1				Xstrata Finance Canada Ltd
				2.70%, 10/25/2017(a),(b)	12,750	12,939
0.57%, 11/25/2035(b)	3,750	3,697
Structured Asset Securities Corp Mortgage						$16,911
Loan Trust Series 2005-GEL4				Mortgage Backed Securities - 10.86%
0.77%, 08/25/2035(b)	1,200	1,144		Alternative Loan Trust 2004-J8
Terwin Mortgage Trust 2005-2HE				6.00%, 02/25/2017	539	545
0.91%, 01/25/2035(a),(b)	562	559		Banc of America Alternative Loan Trust 2003-
Terwin Mortgage Trust Series TMTS 2005-				10
14HE				5.00%, 12/25/2018	835	856
4.85%, 08/25/2036(b)	2,068	2,138		Banc of America Funding 2004-1 Trust
Wells Fargo Home Equity Asset-Backed				5.25%, 02/25/2019	1,330	1,382
Securities 2004-2 Trust				Banc of America Funding 2004-3 Trust
0.57%, 10/25/2034(b)	267	259		4.75%, 09/25/2019	917	939
5.00%, 10/25/2034	11,500	11,490		Banc of America Funding 2006-G Trust
5.00%, 10/25/2034	67	68		0.32%, 07/20/2036(b)	1,748	1,742
Wells Fargo Home Equity Asset-Backed				Banc of America Mortgage Trust 2004-8
Securities 2005-2 Trust				5.25%, 10/25/2019	453	465
0.56%, 11/25/2035(b)	2,797	2,788		Banc of America Mortgage Trust 2005-7
		$82,243		5.00%, 08/25/2020	331	337
Insurance - 5.63%				BCAP LLC 2011-RR11 Trust
				2.53%, 03/26/2035(a),(b)	4,628	4,676
Berkshire Hathaway Finance Corp
1.60%, 05/15/2017	20,000	20,271		Cendant Mortgage Capital LLC CDMC
2.00%, 08/15/2018	7,500	7,592		Mortgage Pass Through Ce Se 04 3
				4.88%, 06/25/2034(b)	12	12
Berkshire Hathaway Inc
2.20%, 08/15/2016	4,000	4,132		CHL Mortgage Pass-Through Trust 2003-28
MetLife Inc				4.50%, 08/25/2033	157	157
6.82%, 08/15/2018	10,000	11,947		CHL Mortgage Pass-Through Trust 2003-46
				2.56%, 01/19/2034(b)	1,783	1,838
Metropolitan Life Global Funding I
1.30%, 04/10/2017(a)	6,750	6,739		CHL Mortgage Pass-Through Trust 2004-19
2.30%, 04/10/2019(a)	6,750	6,750		5.25%, 10/25/2034	119	119
5.13%, 06/10/2014(a)	6,000	6,028		CHL Mortgage Pass-Through Trust 2004-J1
				4.50%, 01/25/2019(b)	405	413
New York Life Global Funding
2.45%, 07/14/2016(a)	16,500	17,098		CHL Mortgage Pass-Through Trust 2004-J7
3.00%, 05/04/2015(a)	4,000	4,093		5.00%, 09/25/2019	920	950
Prudential Covered Trust 2012-1				Citigroup Mortgage Loan Trust 2009-6
				2.61%, 07/25/2036(a),(b)	2,203	2,232
3.00%, 09/30/2015(a)	22,100	22,714
Prudential Holdings LLC				Credit Suisse First Boston Mortgage Securities
1.11%, 12/18/2017(a),(b)	14,040	14,178		Corp
				1.11%, 05/25/2034(b)	522	508
		$121,542		5.00%, 09/25/2019	162	159
Iron & Steel - 0.52%				5.00%, 10/25/2019	969	975
ArcelorMittal				Credit Suisse Mortgage Capital Certificates
4.25%, 03/01/2016	6,500	6,728		4.38%, 07/27/2037(a),(b)	2,890	2,914
Glencore Funding LLC				Deutsche Mortgage Securities Inc REMIC
3.13%, 04/29/2019(a)	4,500	4,500		Trust Series 2010-RS2
		$11,228		3.89%, 06/28/2047(a),(b)	13,381	13,416
				Freddie Mac REMICS
Machinery - Construction & Mining - 0.52%				0.60%, 06/15/2023(b)	17	17
Caterpillar Financial Services Corp				Ginnie Mae
2.05%, 08/01/2016	4,500	4,632		0.62%, 07/16/2054(b)	88,409	5,128
Caterpillar Inc				0.70%, 08/16/2051(b)	85,957	5,473
1.50%, 06/26/2017	6,500	6,573		0.87%, 02/16/2053(b)	126,780	9,282
		$11,205		0.91%, 09/16/2055(b)	50,000	3,451
Manufactured Housing Asset Backed Securities - 0.01%				0.92%, 03/16/2052(b)	87,593	7,411
Green Tree Financial Corp				0.93%, 10/16/2054(b)	35,416	2,386
7.70%, 09/15/2026	120	130		0.94%, 06/16/2055(b)	50,666	3,332
				0.95%, 10/16/2054(b)	57,985	3,425
				0.98%, 03/16/2049(b)	125,235	7,850
Media- 1.13%				1.00%, 02/16/2055(b)	77,980	4,247
NBCUniversal Enterprise Inc				1.01%, 10/16/2054(b)	39,065	2,647
0.76%, 04/15/2016(a),(b)	4,500	4,517
See accompanying notes				191

Schedule of Investments
Short-Term Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
Ginnie Mae (continued)				Total Capital Canada Ltd
1.01%, 01/16/2055(b)	$70,902	$4,458		0.61%, 01/15/2016(b)	$3,000	$3,018
1.05%, 09/16/2055(b)	19,957	1,412		Total Capital International SA
1.14%, 08/16/2042(b)	97,476	7,552		0.81%, 08/10/2018(b)	3,250	3,276
1.15%, 06/16/2045(b)	88,407	7,083		1.55%, 06/28/2017	10,000	10,116
1.22%, 02/16/2046(b)	88,931	7,431		Total Capital SA
1.27%, 10/16/2051(b)	4,652	409		3.00%, 06/24/2015	10,250	10,555
1.41%, 12/16/2036(b)	78,277	6,581				$104,962
4.50%, 08/20/2032	206	215
JP Morgan Mortgage Trust 2004-S1				Oil & Gas Services - 0.78%
5.00%, 09/25/2034	2,835	2,957		Schlumberger Investment SA
				1.95%, 09/14/2016(a)	6,500	6,656
JP Morgan Resecuritization Trust Series 2010-
4				Weatherford International Ltd/Bermuda
2.41%, 10/26/2036(a),(b)	2,015	2,019		5.50%, 02/15/2016	9,500	10,213
MASTR Alternative Loan Trust 2003-9						$16,869
6.50%, 01/25/2019	784	818		Other Asset Backed Securities - 5.36%
MASTR Asset Securitization Trust				Ameriquest Mortgage Securities Inc Asset-
5.25%, 12/25/2033	960	962		Backed Pass-Through Ctfs Ser 2004-R11
MASTR Asset Securitization Trust 2004-11				0.76%, 11/25/2034(b)	718	711
5.00%, 12/25/2019	181	186		Ameriquest Mortgage Securities Inc Asset-
MASTR Asset Securitization Trust 2004-9				Backed Pass-Through Ctfs Ser 2005-R1
5.00%, 09/25/2019	1,045	1,065		0.60%, 03/25/2035(b)	4,146	4,089
PHH Mortgage Trust Series 2008-CIM1				Ameriquest Mortgage Securities Inc Asset-
5.22%, 06/25/2038	8,142	8,316		Backed Pass-Through Ctfs Ser 2005-R6
Prime Mortgage Trust 2005-2				0.35%, 08/25/2035(b)	446	443
5.25%, 07/25/2020(b)	1,544	1,565		Carrington Mortgage Loan Trust Series 2005-
Provident Funding Mortgage Loan Trust 2005-				FRE1
1				0.43%, 12/25/2035(b)	84	84
0.44%, 05/25/2035(b)	6,743	6,431		Carrington Mortgage Loan Trust Series 2005-
RALI Series 2003-QS23 Trust				NC4
5.00%, 12/26/2018	2,703	2,749		0.55%, 09/25/2035(b)	1,792	1,766
RALI Series 2004-QS3 Trust				Citigroup Mortgage Loan Trust Inc
5.00%, 03/25/2019	1,273	1,318		0.58%, 07/25/2035(b)	792	781
RBSSP Resecuritization Trust 2009-7				CNH Equipment Trust 2012-D
0.55%, 06/26/2037(a),(b)	1,373	1,354		0.45%, 04/15/2016	1,461	1,461
Sequoia Mortgage Trust 2013-4				Countrywide Asset-Backed Certificates
1.55%, 04/25/2043(b)	16,375	15,052		0.60%, 08/25/2035(b)	3,702	3,676
Sequoia Mortgage Trust 2013-8				0.64%, 12/25/2035(b)	1,205	1,199
2.25%, 06/25/2043(b)	12,467	11,801		0.66%, 11/25/2035(b)	3,486	3,466
Springleaf Mortgage Loan Trust				Credit-Based Asset Servicing and
1.27%, 06/25/2058(a),(b)	13,729	13,676		Securitization LLC
Springleaf Mortgage Loan Trust 2012-2				4.33%, 08/25/2035(b)	1,159	1,175
2.22%, 10/25/2057(a)	9,620	9,747		4.88%, 07/25/2035(b)	6,899	7,085
Springleaf Mortgage Loan Trust 2012-3				FFMLT Trust 2005-FF2
1.57%, 12/25/2059(a),(b)	13,165	13,158		0.81%, 03/25/2035(b)	994	993
2.66%, 12/25/2059(a),(b)	4,500	4,477		Fieldstone Mortgage Investment Trust Series
Springleaf Mortgage Loan Trust 2013-2				2005-1
1.78%, 12/25/2065(a)	8,495	8,481		1.23%, 03/25/2035(b)	4,997	4,851
3.52%, 12/25/2065(a),(b)	3,500	3,526		First Franklin Mortgage Loan Trust 2005-FF4
WaMu Mortgage Pass-Through Certificates				0.80%, 05/25/2035(b)	1,144	1,138
Series 2003-S8 Trust				JP Morgan Mortgage Acquisition Corp 2005-
5.00%, 09/25/2018	281	290		OPT2
		$234,373		0.44%, 12/25/2035(b)	2,972	2,885
Oil & Gas - 4.86%				Mastr Specialized Loan Trust
				1.40%, 11/25/2034(a),(b)	2,162	2,119
BP Capital Markets PLC
4.75%, 03/10/2019	19,000	21,261		Merrill Lynch Mortgage Investors Trust Series
Chevron Corp				2005-FM1
				0.53%, 05/25/2036(b)	2,376	2,349
1.72%, 06/24/2018	11,700	11,726
Ensco PLC				OneMain Financial Issuance Trust 2014-1
				2.43%, 06/18/2024(a),(b),(c)	14,000	14,000
3.25%, 03/15/2016	10,250	10,708
Phillips 66				PFS Financing Corp
				0.65%, 04/17/2017(a),(b)	8,750	8,754
2.95%, 05/01/2017	11,000	11,506		0.70%, 02/15/2018(a),(b)	18,000	18,012
Shell International Finance BV				0.75%, 02/15/2019(a),(b)	11,250	11,263
3.10%, 06/28/2015	10,000	10,324
Sinopec Group Overseas Development 2014				PFS Tax Lien Trust 2014-1
				0.00%, 05/15/2029(a),(b),(c),(d),(e)	8,500	8,500
Ltd
1.01%, 04/10/2017(a),(b)	3,000	2,998		Saxon Asset Securities Trust 2005-3
				0.52%, 11/25/2035(b)	2,124	2,097
1.75%, 04/10/2017(a)	9,500	9,474

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Other Asset Backed Securities (continued)				Telecommunications - 2.81%
Securitized Asset Backed Receivables LLC				AT&T Inc
Trust 2005-OP2				0.62%, 02/12/2016(b)	$9,000	$9,025
0.47%, 10/25/2035(b)	$6,618	$6,404		Cisco Systems Inc
Securitized Asset Backed Receivables LLC				1.10%, 03/03/2017	13,500	13,536
Trust 2006-OP1				Verizon Communications Inc
0.45%, 10/25/2035(b)	327	320		1.98%, 09/14/2018(b)	4,500	4,751
Springleaf Funding Trust 2013-A				3.65%, 09/14/2018	12,500	13,345
2.58%, 09/15/2021(a),(b)	4,000	4,024		5.50%, 02/15/2018	4,250	4,837
Wachovia Mortgage Loan Trust Series 2005-				Vodafone Group PLC
WMC1				0.62%, 02/19/2016(b)	9,000	9,014
0.89%, 10/25/2035(b)	2,114	2,083		1.63%, 03/20/2017	6,000	6,063
		$115,728				$60,571

Pharmaceuticals - 1.44%				Transportation - 0.41%
AbbVie Inc				Ryder System Inc
1.20%, 11/06/2015	22,500	22,686		2.45%, 11/15/2018	8,750	8,842
Merck & Co Inc

1.10%, 01/31/2018	8,500	8,352		Trucking & Leasing - 0.94%
		$31,038		Penske Truck Leasing Co Lp / PTL Finance
Pipelines - 0.22%				Corp
DCP Midstream LLC				2.50%, 03/15/2016(a)	6,000	6,169
5.38%, 10/15/2015(a)	4,585	4,820		3.13%, 05/11/2015(a)	13,750	14,063
						$20,232

Real Estate - 0.66%				TOTAL BONDS		$2,116,685
WEA Finance LLC				U.S. GOVERNMENT & GOVERNMENT	Principal
7.13%, 04/15/2018(a)	8,250	9,811		AGENCY OBLIGATIONS - 1.71%	Amount (000's)	Value(000	's)
WEA Finance LLC / WT Finance Aust Pty				Federal Home Loan Mortgage Corporation (FHLMC) -
Ltd				0.02%
				2.24%, 11/01/2021(b)	$8	$8
5.75%, 09/02/2015(a)	4,250	4,523
				2.38%, 09/01/2035(b)	142	152
		$14,334		6.00%, 04/01/2017	33	34
REITS- 1.61%				6.00%, 05/01/2017	54	57
BioMed Realty LP				6.50%, 12/01/2015	3	3
2.63%, 05/01/2019	5,500	5,481		7.00%, 12/01/2022	115	122
3.85%, 04/15/2016	7,000	7,362		7.50%, 12/01/2029	1	1
Health Care REIT Inc				9.50%, 08/01/2016	3	3
3.63%, 03/15/2016	5,500	5,773				$380
5.88%, 05/15/2015	6,000	6,311
Healthcare Realty Trust Inc				Federal National Mortgage Association (FNMA) - 0.06%
				2.13%, 01/01/2019(b)	2	2
6.50%, 01/17/2017	4,500	5,067		2.14%, 10/01/2035(b)	315	332
Nationwide Health Properties Inc				2.18%, 11/01/2022(b)	2	2
6.00%, 05/20/2015	4,500	4,748		2.26%, 12/01/2032(b)	82	87
		$34,742		2.28%, 02/01/2037(b)	178	190
Savings & Loans - 0.00%				2.34%, 07/01/2034(b)	60	64
Washington Mutual Bank / Henderson NV				2.35%, 07/01/2034(b)	202	215
0.00%, 01/15/2013(e)	1,200	—		2.36%, 08/01/2034(b)	85	90
				2.36%, 01/01/2035(b)	29	30
				2.37%, 01/01/2035(b)	147	157
Semiconductors - 0.28%				2.41%, 11/01/2032(b)	66	66
Samsung Electronics America Inc				2.42%, 02/01/2035(b)	30	31
1.75%, 04/10/2017(a)	6,000	6,014
				4.23%, 11/01/2035(b)	11	12
				5.60%, 04/01/2019(b)	3	3
Student Loan Asset Backed Securities - 1.63%				6.00%, 07/01/2028	4	4
SLC Private Student Loan Trust 2006-A				7.50%, 10/01/2029	9	10
0.40%, 07/15/2036(b)	6,559	6,491		8.00%, 05/01/2027	2	3
SLC Private Student Loan Trust 2010-B				8.50%, 11/01/2017	4	4
3.65%, 07/15/2042(a),(b)	5,078	5,362		10.00%, 05/01/2022	3	4
SLM Private Credit Student Loan Trust 2002-						$1,306
A				Government National Mortgage Association (GNMA) -
0.78%, 12/16/2030(b)	9,023	8,858		0.00%
SLM Private Education Loan Trust 2013-A				9.00%, 04/20/2025	2	2
0.75%, 08/15/2022(a),(b)	6,103	6,115		10.00%, 01/15/2019	33	34
SLM Private Education Loan Trust 2013-B						$36
0.80%, 07/15/2022(a),(b)	4,212	4,220
SLM Private Education Loan Trust 2014-A
0.75%, 07/15/2022(a),(b)	4,183	4,190
		$35,236

See accompanying notes

Schedule of Investments Short-Term Income Fund April 30, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury - 1.63%
0.38%, 01/31/2016	$35,000	$35,040

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$36,762
Total Investments		$2,156,086
Other Assets in Excess of Liabilities, Net - 0.11%		$2,428
TOTAL NET ASSETS - 100.00%		$2,158,514

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $564,455 or 26.15% of net assets.
(b)	Variable Rate. Rate shown is in effect at April 30, 2014.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $22,500 or 1.04% of net assets.
(d)	Security purchased on a when-issued basis.
(e)	Non-Income Producing Security

Portfolio Summary (unaudited)

Sector	Percent
Financial	33 .46%
Asset Backed Securities	20 .81%
Mortgage Securities	10.94%
Government	7.70%
Energy	5.86%
Consumer, Non-cyclical	5 .26%
Utilities	5 .05%
Communications	3 .94%
Basic Materials	1.88%
Industrial	1 .87%
Consumer, Cyclical	1 .77%
Technology	1 .23%
Exchange Traded Funds	0 .12%
Other Assets in Excess of Liabilities, Net	0 .11%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2014 (unaudited)

COMMON STOCKS - 98.71%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000 's)

Airlines - 0.91%				Commercial Services (continued)
Spirit Airlines Inc (a)	83,110	$4,724		Team Health Holdings Inc (a)	81,640	$3,958
				Towers Watson & Co	28,250	3,170

Apparel - 2.77%						$41,438
G-III Apparel Group Ltd (a)	58,850	4,223		Computers - 3.20%
Iconix Brand Group Inc (a)	90,400	3,842		A10 Networks Inc (a)	97,320	1,274
Skechers U.S.A. Inc (a)	152,250	6,241		Manhattan Associates Inc (a)	228,770	7,213
		$14,306		Netscout Systems Inc (a)	179,500	6,993
				Nimble Storage Inc (a)	43,030	1,061
Automobile Parts & Equipment - 1.44%
Meritor Inc (a)	167,564	1,989				$16,541
Tower International Inc (a)	195,510	5,437		Distribution & Wholesale - 0.22%
		$7,426		Rentrak Corp (a)	19,957	1,137

Banks - 7.21%
BankUnited Inc	169,130	5,580		Diversified Financial Services - 2.30%
First Interstate Bancsystem Inc	88,510	2,203		Evercore Partners Inc - Class A	33,350	1,782
First Merchants Corp	27,428	582		Investment Technology Group Inc (a)	93,900	1,938
First of Long Island Corp/The	20,000	725		Medley Capital Corp	134,330	1,752
Glacier Bancorp Inc	102,633	2,634		Waddell & Reed Financial Inc	65,697	4,431
PrivateBancorp Inc	218,610	6,027		World Acceptance Corp (a)	26,920	1,954
Susquehanna Bancshares Inc	409,300	4,240				$11,857
Talmer Bancorp Inc (a)	136,900	1,836
United Community Banks Inc/GA	238,730	3,855		Electric - 1.61%
Webster Financial Corp	203,856	6,144		Avista Corp	124,504	4,003
WesBanco Inc	57,600	1,742		NRG Yield Inc	100,690	4,313
Western Alliance Bancorp (a)	72,499	1,673				$8,316
		$37,241		Electrical Components & Equipment - 2.81%
Biotechnology - 2.88%				Acuity Brands Inc	27,520	3,428
Acceleron Pharma Inc (a)	12,880	442		EnerSys Inc	111,880	7,561
Alnylam Pharmaceuticals Inc (a)	18,050	894		Generac Holdings Inc	60,000	3,533
BIND Therapeutics Inc (a)	94,546	892				$14,522
Bluebird Bio Inc (a)	16,585	328		Electronics - 1.26%
Cambrex Corp (a)	45,720	937		FEI Co	71,180	5,660
Cubist Pharmaceuticals Inc (a)	14,430	1,011		Fluidigm Corp (a)	22,657	851
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	—
Eleven Biotherapeutics Inc (a)	31,004	418				$6,511
Epizyme Inc (a)	23,200	506		Energy - Alternate Sources - 0.96%
Exact Sciences Corp (a)	93,342	1,120		Pattern Energy Group Inc	184,440	4,943
Fate Therapeutics Inc (a)	66,350	457
Genocea Biosciences Inc (a)	38,223	742
Insmed Inc (a)	54,970	766		Engineering & Construction - 1.66%
(a)				EMCOR Group Inc	114,380	5,261
Intercept Pharmaceuticals Inc	4,510	1,191		MasTec Inc (a)	83,860	3,319
MacroGenics Inc (a)	24,121	481
Marrone Bio Innovations Inc (a)	39,670	483				$8,580
Medivation Inc (a)	12,170	733		Entertainment - 0.89%
NewLink Genetics Corp (a)	20,530	452		Marriott Vacations Worldwide Corp (a)	84,090	4,581
NPS Pharmaceuticals Inc (a)	54,558	1,452
Seattle Genetics Inc (a)	16,200	623
Sunesis Pharmaceuticals Inc (a)	108,910	559		Environmental Control - 0.34%
Versartis Inc (a)	12,291	375		Tetra Tech Inc	62,050	1,779
		$14,862
				Food - 0.38%
Building Materials - 0.81%				Sprouts Farmers Market Inc (a)	61,170	1,956
Eagle Materials Inc	22,340	1,861
PGT Inc (a)	232,230	2,311
		$4,172		Gas - 0.59%
				Southwest Gas Corp	55,580	3,058
Chemicals - 1.07%
Axiall Corp	35,120	1,636
OM Group Inc	133,110	3,899		Healthcare - Products - 1.48%
				Amedica Corp (a)	70,050	469
		$5,535
				Cantel Medical Corp	17,930	595
Commercial Services - 8.02%				Cynosure Inc (a)	68,970	1,692
ABM Industries Inc	149,700	4,055		DexCom Inc (a)	51,460	1,669
Corporate Executive Board Co	42,810	2,955		Insulet Corp (a)	45,300	1,705
Huron Consulting Group Inc (a)	85,210	6,067		LDR Holding Corp (a)	12,910	322
Korn/Ferry International (a)	213,660	6,207		STAAR Surgical Co (a)	71,590	1,218
Live Nation Entertainment Inc (a)	218,400	4,560				$7,670
On Assignment Inc (a)	91,190	3,192
PAREXEL International Corp (a)	113,380	5,142		Healthcare - Services - 3.12%
RPX Corp (a)	130,194	2,132		Centene Corp (a)	57,000	3,785
				Envision Healthcare Holdings Inc (a)	124,190	4,196

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Services (continued)				Pharmaceuticals (continued)
HealthSouth Corp	132,400	$4,586		Revance Therapeutics Inc (a)	18,600	$638
Kindred Healthcare Inc	141,537	3,553		Vanda Pharmaceuticals Inc (a)	60,245	839
		$16,120				$15,073

Home Builders - 0.96%				Publicly Traded Investment Fund - 0.19%
Installed Building Products Inc (a)	179,571	2,498		THL Credit Inc	73,540	988
KB Home	149,130	2,462

		$4,960		REITS - 6.96%
Insurance - 4.79%				Brandywine Realty Trust	427,950	6,227
American Equity Investment Life Holding Co	148,181	3,456		Colony Financial Inc	201,500	4,383
CNO Financial Group Inc	390,690	6,739		CubeSmart	114,600	2,131
Hanover Insurance Group Inc/The	77,835	4,549		EPR Properties	61,430	3,293
Horace Mann Educators Corp	129,950	3,908		Essex Property Trust Inc	20,404	3,535
StanCorp Financial Group Inc	46,500	2,841		First Industrial Realty Trust Inc	310,980	5,713
Validus Holdings Ltd	87,671	3,250		NorthStar Realty Finance Corp	206,990	3,316
		$24,743		RLJ Lodging Trust	276,650	7,378
						$35,976
Internet - 2.56%
Barracuda Networks Inc (a)	93,710	2,421		Retail - 8.72%
CDW Corp/DE	219,387	6,184		Brown Shoe Co Inc	255,090	6,018
Intralinks Holdings Inc (a)	174,250	1,594		Conn's Inc (a)	95,812	4,238
Mavenir Systems Inc (a)	126,650	1,890		Haverty Furniture Cos Inc	42,610	1,088
Rubicon Project Inc/The (a)	80,022	1,150		Kirkland's Inc (a)	100,155	1,714
		$13,239		Office Depot Inc (a)	1,377,470	5,634
				Penske Automotive Group Inc	106,359	4,878
Leisure Products & Services - 0.78%				Red Robin Gourmet Burgers Inc (a)	60,030	4,081
Sabre Corp (a)	246,000	4,052		Rite Aid Corp (a)	1,244,870	9,087
				Stein Mart Inc	55,457	693
Machinery - Diversified - 1.04%				Susser Holdings Corp (a)	33,061	2,558
DXP Enterprises Inc (a)	47,460	5,373		Wendy's Co/The	612,090	5,086
						$45,075

Media - 0.77%				Savings & Loans - 0.87%
Cumulus Media Inc (a)	616,295	3,951		Oritani Financial Corp	121,115	1,796
				Provident Financial Services Inc	155,400	2,701

Metal Fabrication & Hardware - 1.33%						$4,497
Worthington Industries Inc	186,020	6,846		Semiconductors - 1.13%
				Entegris Inc (a)	526,970	5,844

Mining - 0.72%
US Silica Holdings Inc	82,357	3,720		Software - 6.44%
				2U Inc (a)	148,680	2,218
				Acxiom Corp (a)	222,040	6,270
Miscellaneous Manufacturing - 1.77%				Advent Software Inc	142,800	4,115
AO Smith Corp	139,200	6,509		Amber Road Inc (a)	119,134	1,587
Hexcel Corp (a)	63,700	2,656
				Aspen Technology Inc (a)	197,880	8,507
		$9,165		Blackbaud Inc	81,860	2,493
Oil & Gas - 4.63%				MedAssets Inc (a)	73,650	1,681
Carrizo Oil & Gas Inc (a)	131,470	7,233		Rocket Fuel Inc (a)	18,572	596
EPL Oil & Gas Inc (a)	137,740	5,391		SYNNEX Corp (a)	86,400	5,822
Kodiak Oil & Gas Corp (a)	313,510	3,985				$33,289
RSP Permian Inc (a)	118,120	3,349
				Telecommunications - 3.73%
Western Refining Inc	91,400	3,976		Aerohive Networks Inc (a)	134,720	1,397
		$23,934		ARRIS Group Inc (a)	280,801	7,326
Oil & Gas Services - 1.02%				Plantronics Inc	102,140	4,450
Basic Energy Services Inc (a)	73,830	1,951		RF Micro Devices Inc (a)	720,840	6,084
Flotek Industries Inc (a)	118,085	3,307				$19,257

		$5,258		Textiles - 0.30%
Pharmaceuticals - 2.92%				G&K Services Inc	29,337	1,553
Achaogen Inc (a)	48,100	674
Aratana Therapeutics Inc (a)	80,058	1,103
Array BioPharma Inc (a)	246,170	980		Transportation - 1.15%
Cerulean Pharma Inc (a)	92,910	645		Gulfmark Offshore Inc	80,690	3,632
				Navigator Holdings Ltd (a)	85,970	2,295
Clovis Oncology Inc (a)	16,250	879
Concert Pharmaceuticals Inc (a)	52,820	472				$5,927
Keryx Biopharmaceuticals Inc (a)	72,110	1,065		TOTAL COMMON STOCKS		$509,995
Nektar Therapeutics (a)	87,990	1,036
Orexigen Therapeutics Inc (a)	155,200	872
Prestige Brands Holdings Inc (a)	150,050	5,030
Relypsa Inc (a)	37,630	840

See accompanying notes

Schedule of Investments SmallCap Blend Fund April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 0.30%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 0.30%
Goldman Sachs Financial Square Funds -	1,555,295	$1,555
Government Fund

TOTAL INVESTMENT COMPANIES		$1,555
Total Investments		$511,550
Other Assets in Excess of Liabilities, Net - 0.99%		$5,135
TOTAL NET ASSETS - 100.00%		$516,685

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		22 .32%
Consumer, Non-cyclical		18 .80%
Consumer, Cyclical		16 .99%
Industrial		12 .17%
Technology		10 .77%
Communications		7 .06%
Energy		6.61%
Utilities		2 .20%
Basic Materials		1.79%
Exchange Traded Funds		0 .30%
Other Assets in Excess of Liabilities, Net		0 .99%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; June 2014	Long	13	$1,481		$1,461	$(20)
Total						$(20)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2014 (unaudited)

	Principal				Principal
BONDS- 1.01%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

U.S. Municipals - 1.01%				California (continued)
Oglala Sioux Tribe				Los Angeles Unified School District/CA
5.00%, 10/01/2022	$650	$634		5.00%, 07/01/2029	$1,000	$1,142
5.75%, 10/01/2025	1,500	1,506		Metropolitan Water District of Southern
		$2,140		California
TOTAL BONDS		$2,140		5.00%, 07/01/2029	1,150	1,327
	Principal			Morongo Band of Mission Indians/The
MUNICIPAL BONDS - 101.05%	Amount (000's)	Value(000	's)	6.50%, 03/01/2028(c)	500	545
				Regents of the University of California
Alabama - 2.25%				Medical Center Pooled Revenue
Auburn University				5.50%, 05/15/2027	1,375	1,561
5.00%, 06/01/2038	$1,500	$1,626		Richmond Joint Powers Financing Authority
Birmingham Airport Authority (credit support				6.25%, 07/01/2024	1,000	1,183
from AGM)				Ripon Unified School District (credit support
5.25%, 07/01/2030(a)	1,000	1,081
				from BAM)
Courtland Industrial Development Board				0.00%, 08/01/2036(a),(d)	735	216
5.20%, 06/01/2025	1,250	1,265		Riverside Community Properties Development
Selma Industrial Development Board				Inc
6.25%, 11/01/2033	700	783		6.00%, 10/15/2038	1,150	1,303
		$4,755		San Diego Unified School District/CA
				0.00%, 07/01/2032(d)	5,000	2,196
Alaska - 0.83%
Borough of Matanuska-Susitna AK (credit				Southern California Public Power Authority
support from ASSURED GTY)				5.25%, 07/01/2028	1,000	1,172
5.50%, 09/01/2023(a)	1,500	1,770		Tustin Unified School District
				3.00%, 08/01/2031	560	484
				University of California
Arizona - 2.31%				5.75%, 05/15/2025	1,380	1,667
Arizona Department of Transportation State				West Contra Costa Unified School District
Highway Fund Revenue				5.25%, 08/01/2033	1,000	1,101
5.00%, 07/01/2026	1,500	1,709				$40,494
City of Phoenix Civic Improvement Corp
5.00%, 07/01/2034	1,000	1,118		Colorado - 1.11%
Industrial Development Authority of the				Platte River Power Authority
County of Pima/The				5.00%, 06/01/2026	1,135	1,313
6.25%, 06/01/2026	160	157		Regional Transportation District
6.55%, 12/01/2037	300	303		6.00%, 01/15/2041	450	479
Maricopa County Pollution Control Corp				6.50%, 01/15/2030	500	556
6.00%, 05/01/2029	500	500				$2,348
Navajo County Pollution Control Corp				Connecticut - 0.57%
5.75%, 06/01/2034	1,000	1,099		State of Connecticut (credit support from
		$4,886		ACA)
California - 19.10%				6.60%, 07/01/2024(a)	1,215	1,219
Alum Rock Union Elementary School District
5.25%, 08/01/2043	1,000	1,100		District of Columbia - 3.21%
Bay Area Toll Authority				District of Columbia
5.00%, 04/01/2034	2,500	2,786		5.00%, 12/01/2023	1,785	2,072
California Educational Facilities Authority				5.00%, 12/01/2024	715	827
5.00%, 01/01/2038(b)	1,621	1,709
5.00%, 10/01/2038(b)	2,700	2,993		6.38%, 10/01/2034	1,000	1,106
5.00%, 01/01/2039(b)	8,154	8,694		District of Columbia Water & Sewer
				Authority (credit support from AGM)
California Statewide Communities				5.50%, 10/01/2017(a)	500	579
Development Authority				District of Columbia Water & Sewer
6.25%, 11/15/2019	500	552		Authority (credit support from AGM-CR
6.63%, 11/15/2024	500	562		NATL-RE-FGIC)
California Statewide Communities				5.50%, 10/01/2041(a)	2,000	2,238
Development Authority (credit support from						$6,822
FHA INS)
6.63%, 08/01/2029(a)	890	1,080		Florida - 3.48%
City of Los Angeles Department of Airports				County of Miami-Dade FL Aviation
5.00%, 05/15/2035	1,500	1,633		Revenue (credit support from ASSURED
City of Vernon CA Electric System Revenue				GTY)
5.13%, 08/01/2021	1,000	1,108		5.25%, 10/01/2033(a)	2,000	2,196
Golden State Tobacco Securitization Corp				Escambia County Health Facilities
5.75%, 06/01/2047	1,500	1,234		Authority (credit support from AMBAC)
Lancaster Redevelopment Agency				5.95%, 07/01/2020(a)	65	69
6.50%, 08/01/2029	580	630		Florida HomeLoan Corp (credit support from
Los Angeles Department of Water & Power				AMBAC FHA 542 (C))
5.25%, 07/01/2038	1,000	1,124		6.50%, 07/01/2036(a)	900	902
Los Angeles Harbor Department				Greater Orlando Aviation Authority
5.00%, 08/01/2031	1,240	1,392		5.00%, 11/15/2036	1,000	934

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Florida (continued)				Indiana (continued)
Miami-Dade County Educational Facilities				Town of Shoals IN
Authority (credit support from BHAC-CR)				7.25%, 11/01/2043	$700	$726
5.50%, 04/01/2038(a)	$1,000	$1,071				$5,265
Miami-Dade County School Board Foundation
Inc (credit support from ASSURED GTY)				Iowa- 2.51%
5.25%, 05/01/2028(a)	2,000	2,249		City of Altoona IA (credit support from CITY
		$7,421		APPROP)
				5.75%, 06/01/2031(a)	1,200	1,265
Georgia - 0.57%				Iowa Finance Authority
City of Atlanta GA Water & Wastewater				5.00%, 12/01/2019	4,000	4,048
Revenue						$5,313
6.00%, 11/01/2027	1,000	1,211
				Kansas - 0.86%
				County of Sedgwick KS/County of Shawnee
Idaho- 1.44%				KS (credit support from GNMA/FNMA)
Idaho Health Facilities Authority				5.65%, 06/01/2037(a)	670	710
6.65%, 02/15/2021	2,000	2,614		Kansas Development Finance Authority
Idaho Housing & Finance Association				5.50%, 11/15/2029	1,000	1,127
5.85%, 07/01/2036	435	442				$1,837
		$3,056
				Kentucky - 2.86%
Illinois - 10.37%				Kentucky Economic Development Finance
City of Chicago IL				Authority
7.13%, 03/15/2022	400	400		5.38%, 08/15/2024	1,000	1,119
7.46%, 02/15/2026	250	195		5.63%, 08/15/2027	1,000	1,095
City of Chicago IL (credit support from				Kentucky Economic Development Finance
ASSURED GTY)				Authority (credit support from ASSURED
5.25%, 01/01/2025(a)	2,000	2,152		GTY)
City of Chicago IL Wastewater Transmission				6.00%, 12/01/2033(a)	1,000	1,032
Revenue (credit support from BHAC)				Kentucky State Property & Building
5.50%, 01/01/2038(a)	1,000	1,113		Commission (credit support from ASSURED
Huntley Special Service Area No 10/IL (credit				GTY)
support from ASSURED GTY)				5.25%, 02/01/2025(a)	1,000	1,138
5.10%, 03/01/2029(a)	1,000	1,032		Paducah Electric Plant Board (credit support
Illinois Finance Authority				from ASSURED GTY)
5.38%, 08/15/2024	500	568		5.25%, 10/01/2035(a)	1,500	1,651
5.50%, 08/01/2037	1,000	1,091				$6,035
5.75%, 08/15/2030	1,000	1,143
5.75%, 11/15/2037	1,500	1,583		Louisiana - 1.69%
6.00%, 05/15/2025	500	502		Lafayette Public Trust Financing
6.00%, 03/01/2038	1,515	1,663		Authority (credit support from AGM)
				5.25%, 10/01/2030(a)	1,000	1,092
6.25%, 11/15/2035	1,000	1,098
6.50%, 11/01/2038	1,000	1,158		Louisiana Public Facilities Authority (credit
7.00%, 02/15/2018	360	411		support from FNMA)
				0.00%, 12/01/2019(a),(d)	1,500	1,367
7.25%, 11/01/2038	1,000	1,193
Illinois State Toll Highway Authority				New Orleans Aviation Board (credit support
5.25%, 01/01/2030	1,000	1,113		from ASSURED GTY)
				6.00%, 01/01/2023(a)	1,000	1,149
State of Illinois
5.50%, 07/01/2027	3,410	3,847				$3,608
United City of Yorkville IL				Maryland - 0.53%
5.75%, 03/01/2028	500	491		Maryland Economic Development Corp
6.00%, 03/01/2036	300	271		5.75%, 06/01/2035	545	568
Village of Bartlett IL				Maryland Health & Higher Educational
5.60%, 01/01/2023	300	300		Facilities Authority
Village of Bolingbrook IL				6.00%, 07/01/2041	500	561
6.25%, 01/01/2024(e)	500	459
						$1,129
Village of Gilberts IL
0.00%, 03/01/2016(d)	500	173		Massachusetts - 4.83%
Village of Pingree Grove IL Special Service				Massachusetts Bay Transportation Authority
Area No 7				5.25%, 07/01/2028	2,000	2,473
6.00%, 03/01/2036	64	64		Massachusetts Development Finance Agency
		$22,020		5.75%, 12/01/2042	1,000	1,218
				6.38%, 07/01/2029	500	500
Indiana - 2.48%				Massachusetts Educational Financing
City of Rockport IN				Authority
7.00%, 06/01/2028	1,000	959		4.90%, 07/01/2028	3,685	3,799
Indiana Finance Authority				Massachusetts Health & Educational Facilities
5.38%, 11/01/2032	1,000	1,116		Authority (credit support from GO OF UNIV)
5.75%, 08/01/2042	1,500	1,341		5.00%, 07/01/2038(a)	1,000	1,120
Indiana Municipal Power Agency
6.00%, 01/01/2039	1,000	1,123

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Massachusetts (continued)				New York (continued)
Massachusetts State College Building				New York City Industrial Development
Authority				Agency (credit support from ASSURED
5.50%, 05/01/2039	$1,000	$1,133		GTY)
		$10,243		6.13%, 01/01/2029(a)	$1,000	$1,112
				New York City Transitional Finance Authority
Michigan - 1.92%				Building Aid Revenue (credit support from ST
City of Detroit MI Sewage Disposal System				AID WITHHLDG)
Revenue (credit support from AGM)				5.25%, 01/15/2039(a)	2,000	2,219
7.00%, 07/01/2027(a)	1,500	1,624
				New York Liberty Development Corp
Kent Hospital Finance Authority				5.00%, 11/15/2031	1,000	1,082
5.50%, 01/15/2047	500	518		5.00%, 09/15/2040	1,000	1,079
Lansing Board of Water & Light				New York State Dormitory Authority
5.00%, 07/01/2037	850	922		3.75%, 09/01/2032	65	58
Michigan Finance Authority				New York State Dormitory Authority (credit
4.38%, 08/20/2014	1,000	1,010		support from ASSURED GTY ST AID
		$4,074		WITHHLDG)
Minnesota - 0.83%				5.00%, 10/01/2023(a)	2,000	2,267
City of Minneapolis MN				Tompkins County Development Corp
6.75%, 11/15/2032	500	590		5.00%, 07/01/2027	1,115	1,149
City of Minneapolis MN (credit support from						$14,981
ASSURED GTY)				North Carolina - 0.53%
6.50%, 11/15/2038(a)	1,000	1,173
				City of Raleigh NC Combined Enterprise
		$1,763		System Revenue
Missouri - 0.47%				5.00%, 03/01/2031	1,000	1,125
Cape Girardeau County Industrial
Development Authority				Ohio- 4.20%
5.50%, 06/01/2034	1,000	1,005		City of Cincinnati OH
				5.00%, 12/01/2032	815	903
Nebraska - 1.58%				City of Westlake OH
Municipal Energy Agency of Nebraska (credit				4.00%, 12/01/2037	2,000	1,979
support from BHAC)				County of Montgomery OH
5.13%, 04/01/2029(a)	1,000	1,122		6.25%, 11/15/2033	1,310	1,352
Omaha Public Power District				Ohio Air Quality Development Authority
5.50%, 02/01/2039	1,000	1,121		5.63%, 06/01/2018	1,000	1,107
University of Nebraska				6.75%, 06/01/2024	2,000	1,919
5.25%, 07/01/2039	1,000	1,107		Ohio Higher Educational Facility
		$3,350		Commission
				6.75%, 01/15/2039	1,000	1,047
Nevada - 0.51%				Ohio Housing Finance Agency (credit support
County of Clark NV				from GNMA/FNMA/FHLMC COLL)
5.13%, 07/01/2034	1,000	1,076		5.20%, 09/01/2029(a)	590	624
						$8,931

New Hampshire - 0.50%				Pennsylvania - 2.95%
City of Manchester NH General Airport				Allegheny County Industrial Development
Revenue (credit support from AGM)				Authority
5.13%, 01/01/2030(a)	1,000	1,065
				6.00%, 07/15/2038	1,000	915
				City of Scranton PA
New Jersey - 1.47%				7.25%, 09/01/2023	600	549
New Jersey Economic Development				8.50%, 09/01/2022	700	679
Authority				Pennsylvania Economic Development
5.00%, 09/01/2034	1,000	1,069		Financing Authority
5.75%, 04/01/2031	1,000	1,066		6.00%, 06/01/2031	500	501
5.75%, 06/01/2031	550	597		Pennsylvania Turnpike Commission
New Jersey Housing & Mortgage Finance				0.00%, 12/01/2028(d),(e)	800	837
Agency				0.00%, 12/01/2034(d),(e)	500	514
6.38%, 10/01/2028	385	401		Pottsville Hospital Authority/PA
		$3,133		6.50%, 07/01/2028	2,300	2,266
						$6,261
New York - 7.07%
Brooklyn Arena Local Development Corp				Puerto Rico - 2.15%
6.38%, 07/15/2043	1,400	1,529		Government Development Bank for Puerto
Hudson Yards Infrastructure Corp				Rico
5.75%, 02/15/2047	2,500	2,776		5.00%, 12/01/2014	1,000	996
Metropolitan Transportation Authority				Puerto Rico Electric Power Authority
5.25%, 11/15/2030	1,500	1,710		6.75%, 07/01/2036	1,000	648
				Puerto Rico Highways & Transportation
				Authority (credit support from FGIC)
				5.25%, 07/01/2014(a)	1,000	996

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2014 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

Puerto Rico (continued)			Virginia (continued)
Puerto Rico Sales Tax Financing Corp			Washington County Industrial Development
6.38%, 08/01/2039	$745	$614	Authority/VA
6.50%, 08/01/2044	1,530	1,285	7.50%, 07/01/2029	$750	$863
		$4,539			$3,081

South Carolina - 0.51%			Washington - 3.62%
South Carolina Jobs-Economic Development			FYI Properties
Authority (credit support from ASSURED			5.50%, 06/01/2039	1,000	1,079
GTY)			State of Washington
5.38%, 02/01/2029(a)	1,000	1,086	6.40%, 06/01/2017	3,000	3,284
			Washington Health Care Facilities Authority
			7.38%, 03/01/2038	1,000	1,216
Tennessee - 0.40%			Washington Health Care Facilities
Chattanooga Health Educational & Housing			Authority (credit support from AGM)
Facility Board			5.50%, 08/15/2038 (a)	1,000	1,070
5.50%, 10/01/2020	340	346
Shelby County Health Educational & Housing			Washington Higher Education Facilities
Facilities Board			Authority
5.63%, 09/01/2026	500	507	5.63%, 10/01/2040	1,000	1,047
		$853			$7,696
			West Virginia - 0.75%
Texas- 4.50%			County of Ohio WV
Capital Area Cultural Education Facilities
Finance Corp			5.85%, 06/01/2034	250	257
			West Virginia Hospital Finance Authority
6.13%, 04/01/2045	1,000	1,088	5.50%, 06/01/2034	1,250	1,337
Dallas County Flood Control District No 1
6.75%, 04/01/2016	85	85			$1,594
Harris County Industrial Development Corp			Wisconsin - 3.85%
5.00%, 02/01/2023	400	434	City of Superior WI (credit support from GO
North Texas Health Facilities Development			OF CORP)
Corp (credit support from AGM)			5.38%, 11/01/2021(a)	750	803
5.00%, 09/01/2024(a)	1,000	1,096	County of Milwaukee WI Airport
North Texas Tollway Authority			Revenue (credit support from AGM)
5.63%, 01/01/2033	1,000	1,109	5.25%, 12/01/2025(a)	4,000	4,339
5.75%, 01/01/2033	1,000	1,097	Public Finance Authority
Sea Breeze Public Facility Corp			6.00%, 07/15/2042	500	511
6.50%, 01/01/2046	100	97	State of Wisconsin (credit support from ST
Tarrant County Cultural Education Facilities			APPROP)
Finance Corp (credit support from ASSURED			5.38%, 05/01/2025(a)	1,000	1,173
GTY)			Wisconsin Health & Educational Facilities
6.25%, 07/01/2028(a)	1,000	1,138	Authority
Texas A&M University			6.38%, 02/15/2029	500	557
5.00%, 05/15/2027	1,000	1,148	6.63%, 02/15/2039	720	798
Texas Private Activity Bond Surface					$8,181
Transportation Corp			TOTAL MUNICIPAL BONDS		$214,433
7.00%, 12/31/2038	1,000	1,160	Total Investments		$216,573
Texas Transportation Commission State			Liability for Floating Rate Notes Issued in Conjunction with
Highway Fund			Securities Held - (4.14)%
5.00%, 04/01/2020	1,000	1,090	Notes with an interest rate of 0.13% at April	$(8,780)	$(8,780)
		$9,542	30, 2014 and contractual maturity of collateral
Utah- 0.46%			from 2017-2020.(f)
Utah Housing Corp			Total Net Investments		$207,793
5.75%, 07/01/2036	940	966	Other Assets in Excess of Liabilities, Net - 2.08%		$4,406
			TOTAL NET ASSETS - 100.00%		$212,199

Virgin Islands - 0.33%
Virgin Islands Public Finance Authority			(a)	Credit support indicates investments that benefit from credit enhancement
5.00%, 10/01/2025	650	699	or liquidity support provided by a third party bank, institution, or
			government agency.
Virginia - 1.45%			(b)	Security or portion of underlying security related to Inverse Floaters
Fairfax County Industrial Development			entered into by the Fund. See Notes to Financial Statements for additional
Authority			information.
5.00%, 05/15/2035(b)	700	764	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Roanoke Economic Development Authority			1933. These securities may be resold in transactions exempt from
6.63%, 12/01/2044	1,200	1,240	registration, normally to qualified institutional buyers. Unless otherwise
Shops at White Oak Village Community			indicated, these securities are not considered illiquid. At the end of the
Development Authority/The			period, the value of these securities totaled $545 or 0.26% of net assets.
5.30%, 03/01/2017	200	214	(d) Non-Income Producing Security
			(e)	Variable Rate. Rate shown is in effect at April 30, 2014.
			(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
			effect at April 30, 2014

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Revenue Bonds	62.65%
Insured	24.66%
General Obligation Unlimited	7 .25%
Prerefunded	4 .10%
Government	1.01%
Special Assessment	0.60%
Tax Allocation	0 .56%
Revenue Notes	0 .48%
Special Tax	0 .47%
Certificate Participation	0.28%
Liability For Floating Rate Notes Issued	(4 .14)%
Other Assets in Excess of Liabilities, Net	2 .08%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
April 30, 2014 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD/$	United States Dollar

See accompanying notes

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Tax Return of Capital Distribution	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
BOND & MORTGAGE SECURITIES FUND
Class A shares
2014	(c)	$10.80	$0.12	$0.13	$0.25	($0.13)	$–	($0.13)	$10.92	2.29	%(d)
2013		11.09	0.24	(0.30)	(0.06)	(0.23)	–	( 0 .23)	10 .80	(0 .52)
2012		10.63	0.29	0.49	0.78	(0.32)	–	(0.32)	11.09	7.49
2011		10.57	0.37	0.08	0.45	(0.38)	(0.01)	(0.39)	10.63	4.33
2010		9.69	0.41	0.81	1.22	(0.34)	–	(0.34)	10.57	12.83
2009		8.52	0.44	1.11	1.55	(0.38)	–	(0.38)	9.69	18.80
Class B shares
2014	(c)	10.83	0.08	0.12	0.20	(0.09)	–	(0.09)	10.94	1.83	(d)
2013		11.12	0.17	(0.30)	(0.13)	(0.16)	–	(0.16)	10.83	(1.18)
2012		10.65	0.22	0.50	0.72	(0.25)	–	(0.25)	11.12	6.87
2011		10.60	0.30	0.07	0.37	(0.31)	(0.01)	(0.32)	10.65	3.54
2010		9.70	0.35	0.82	1.17	(0.27)	–	(0.27)	10.60	12.29
2009		8.52	0.39	1.11	1.50	(0.32)	–	( 0 .32)	9 .70	18 .15
Class C shares
2014	(c)	10.80	0.07	0.13	0.20	(0.08)	–	(0.08)	10.92	1.85	(d)
2013		11.09	0.15	(0.30)	(0.15)	(0.14)	–	(0.14)	10.80	(1.33)
2012		10.63	0.20	0.50	0.70	(0.24)	–	(0.24)	11.09	6.63
2011		10.57	0.28	0.08	0.36	(0.29)	(0.01)	(0.30)	10.63	3.49
2010		9.69	0.33	0.81	1.14	(0.26)	–	(0.26)	10.57	11.93
2009		8.51	0.37	1.11	1.48	(0.30)	–	(0.30)	9.69	17.99
CALIFORNIA MUNICIPAL FUND
Class A shares
2014	(c)	9.75	0.22	0.43	0.65	(0.21)	–	(0.21)	10.19	6.80	(d)
2013		10.45	0.43	(0.69)	(0.26)	(0.44)	–	(0.44)	9.75	(2.57)
2012		9.71	0.43	0.73	1.16	(0.42)	–	(0.42)	10.45	12.18
2011		10.00	0.46	(0.28)	0.18	(0.47)	–	(0.47)	9.71	2.03
2010		9.57	0.48	0.42	0.90	(0.47)	–	(0.47)	10.00	9.59
2009		8.79	0.47	0.77	1.24	(0.46)	–	( 0 .46)	9 .57	14 .66
Class B shares
2014	(c)	9.75	0.17	0.43	0.60	(0.16)	–	(0.16)	10.19	6.25	(d)
2013		10.45	0.33	(0.70)	(0.37)	(0.33)	–	(0.33)	9.75	(3.58)
2012		9.71	0.33	0.73	1.06	(0.32)	–	(0.32)	10.45	11.01
2011		10.00	0.37	(0.29)	0.08	(0.37)	–	(0.37)	9.71	1.00
2010		9.57	0.40	0.41	0.81	(0.38)	–	(0.38)	10.00	8.66
2009		8.79	0.40	0.77	1.17	(0.39)	–	(0.39)	9.57	13.76
Class C shares
2014	(c)	9.77	0.17	0.43	0.60	(0.17)	–	(0.17)	10.20	6.16	(d)
2013		10.47	0.33	(0.70)	(0.37)	(0.33)	–	( 0 .33)	9 .77	(3 .57)
2012		9.73	0.34	0.73	1.07	(0.33)	–	(0.33)	10.47	11.12
2011		10.01	0.37	(0.27)	0.10	(0.38)	–	(0.38)	9.73	1.15
2010		9.58	0.39	0.42	0.81	(0.38)	–	(0.38)	10.01	8.59
2009		8.79	0.38	0.78	1.16	(0.37)	–	(0.37)	9.58	13.62

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$104,002	0.88%(e),(f)		N/A		–%		2.22	%(e)	204.0	%(e)
106,666	0.94	(f)	N/A		–		2.16		205.6
127,605	0.94	(f)	N/A		–		2.65		218.6
130,506	0.94	(f)	N/A		–		3.50		265.5
134,686	0.94	(f)	N/A		–		4.12		357.4
126,500	0.94	(f)	N/A		–		5.10		365.1

1,250	1.60 (e)	,(f)	N/A		–		1.50	(e)	204.0	(e)
1,624	1.60	(f)	N/A		–		1.50		205.6
3,741	1.60	(f)	N/A		–		2.04		218.6
6,636	1.60	(f)	N/A		–		2.86		265.5
10,488	1.60	(f)	N/A		–		3.47		357.4
12,952	1.60	(f)	N/A		–		4.47		365.1

6,375	1.75 (e)	,(f)	N/A		–		1.35	(e)	204.0	(e)
6,967	1.75	(f)	N/A		–		1.35		205.6
8,861	1.75	(f)	N/A		–		1.82		218.6
7,106	1.75	(f)	N/A		–		2.68		265.5
5,976	1.75	(f)	N/A		–		3.30		357.4
3,944	1.75	(f)	N/A		–		4.22		365.1

184,288	0.82	(e)	0.77% (e),(g)		–		4.49	(e)	40.4	(e)
163,521	0.81		0.77	(g)	–		4.25		20.4
212,099	0.81		0.77	(g)	–		4.26		21.9
202,248	0.86		0.81	(g)	–		4.91		45.4
255,698	0.88		0.81	(g)	0.88	(h)	4.90		32.0
266,967	0.91		0.83	(g)	0.91	(h)	5.29		57.3

555	1 .87	(e)	1 .82 (e)	,(g)	4 .61 (e)	,(i)	3 .47	(e)	40 .4	(e)
882	1.86		1.82	(g)	3.81	(i)	3.19		20.4
1,718	1.86		1.82	(g)	2.40	(i)	3.23		21.9
2,673	1.90		1.85	(g)	1.94	(i)	3.97		45.4
13,589	1.74		1.67	(g)	1.74	(h)	4.08		32.0
39,715	1.70		1.63	(g)	1.70	(h)	4.54		57.3

9,002	1.82	(e)	1.77 (e)	,(g)	–		3.50	(e)	40.4	(e)
8,301	1 .84		1 .80	(g)	–		3.23		20.4
10,486	1.74		1.70	(g)	–		3.33		21.9
9,786	1 .82		1 .77	(g)	–		3 .95		45 .4
13,572	1.79		1.72	(g)	1.79	(h)	3.98		32.0
12,335	1.88		1.81	(g)	1.88	(h)	4.28		57.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(h)	Excludes expense reimbursement from Manager and/or custodian.
(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (in thousands)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2014	(c)	$11.79	$0.07	$0.35	$0.42	($0.18)	($0.18)	$12.03	3.54	%(d)	$265,073
2013		9.88	0.14	1.93	2.07	(0.16)	(0.16)	11.79	21.15		263,419
2012		9.41	0.16	0.41	0.57	(0.10)	(0.10)	9.88	6.13		235,602
2011		9.80	0.15	(0.45)	(0.30)	(0.09)	(0.09)	9.41	(3.17)		247,806
2010		8.67	0.07	1.17	1.24	(0.11)	(0.11)	9.80	14.37		273,385
2009		7.43	0.09	1.30	1.39	(0.15)	(0.15)	8.67	19.13		273,110
Class B shares
2014	(c)	11.78	–	0.36	0.36	(0.01)	(0.01)	12.13	3.02	(d)	4,271
2013		9.84	0.02	1.93	1.95	(0.01)	(0.01)	11.78	19.88		5,176
2012		9.36	0.06	0.42	0.48	–	–	9.84	5.13		6,827
2011		9.78	0.03	(0.45)	(0.42)	–	–	9.36	(4.29)		11,444
2010		8.66	(0.03)	1.15	1.12	–	–	9.78	12.98		18,477
2009		7.37	0.01	1.30	1.31	(0.02)	(0.02)	8.66	17.84		23,810
Class C shares
2014	(c)	11.77	0.03	0.34	0.37	(0.11)	(0.11)	12.03	3.13	(d)	13,364
2013		9.86	0.07	1.93	2.00	(0.09)	(0.09)	11.77	20.47		12,440
2012		9.38	0.10	0.41	0.51	(0.03)	(0.03)	9.86	5.47		9,787
2011		9.78	0.08	(0.45)	(0.37)	(0.03)	(0.03)	9.38	(3.78)		10,546
2010		8.67	0.03	1.15	1.18	(0.07)	(0.07)	9.78	13.61		11,618
2009		7.39	0.06	1.29	1.35	(0.07)	(0.07)	8.67	18.50		11,339
Class P shares
2014	(c)	11.74	0.10	0.33	0.43	(0.22)	(0.22)	11.95	3.68	(d)	2,820
2013		9.85	0.19	1.90	2.09	(0.20)	(0.20)	11.74	21.55		1,656
2012		9.38	0.20	0.41	0.61	(0.14)	(0.14)	9.85	6.67		862
2011		9.80	0.14	(0.42)	(0.28)	(0.14)	(0.14)	9.38	(2.93)		713
2010	(h)	9.35	0.01	0.44	0.45	–	–	9.80	4.81	(d)	10

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

1 .36	%(e)	1 .20	%(e)	79 .3	%(e)
1.40		1.34		76.9
1.49		1.67		74.2
1.44		1.48		75.7	(f)
1.53		0.84		105.9
1.58		1.26		115.6

2.47 (e)	,(g)	0.01	(e)	79.3	(e)
2.47	(g)	0.23		76.9
2.47	(g)	0.66		74.2
2.56	(g)	0.34		75.7	(f)
2 .68		(0 .32)		105 .9
2.69		0.17		115.6

2.08 (e)	,(g)	0.51	(e)	79.3	(e)
2.08	(g)	0.64		76.9
2.08	(g)	1.08		74.2
2.08	(g)	0.83		75.7	(f)
2.08	(g)	0.29		105.9
2.08	(g)	0.76		115.6

1.03 (e)	,(g)	1.71	(e)	79.3	(e)
1.04	(g)	1.73		76.9
1.06	(g)	2.15		74.2
1.07	(g)	1.49		75.7	(f)
1.08 (e)	,(g)	0.84	(e)	105.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $86,522,000 of sales from portfolio realignment from the acquisition of International Growth Fund.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (in thousands)
EQUITY INCOME FUND
Class A shares
2014	(c)	$23.14	$0.31	$1.97	$2.28	($0.25)	($0.25)	$25.17	9.90	%(d)	$989,777
2013		19.47	0.55	3.65	4.20	(0.53)	(0.53)	23.14	21.87		916,224
2012		17.57	0.50	1.87	2.37	(0.47)	(0.47)	19.47	13.64		709,464
2011		16.91	0.49	0.63	1.12	(0.46)	(0.46)	17.57	6.69		607,610
2010		14.38	0.43	2.48	2.91	(0.38)	(0.38)	16.91	20.49		622,414
2009		13.81	0.39	0.59	0.98	(0.41)	(0.41)	14.38	7.45		594,176
Class B shares
2014	(c)	22.96	0.20	1.95	2.15	(0.14)	(0.14)	24.97	9.36	(d)	40,504
2013		19.30	0.37	3.61	3.98	(0.32)	(0.32)	22.96	20.84		52,110
2012		17.42	0.33	1.85	2.18	(0.30)	(0.30)	19.30	12.58		68,755
2011		16.76	0.34	0.62	0.96	(0.30)	(0.30)	17.42	5.76		88,409
2010		14.25	0.28	2.46	2.74	(0.23)	(0.23)	16.76	19.33		117,395
2009		13.68	0.27	0.58	0.85	(0.28)	(0.28)	14.25	6.48		139,115
Class C shares
2014	(c)	22.65	0.22	1.92	2.14	(0.17)	(0.17)	24.62	9.48	(d)	181,200
2013		19.07	0.38	3.58	3.96	(0.38)	(0.38)	22.65	21.01		160,568
2012		17.22	0.35	1.84	2.19	(0.34)	(0.34)	19.07	12.83		112,082
2011		16.59	0.36	0.61	0.97	(0.34)	(0.34)	17.22	5.87		100,409
2010		14.11	0.31	2.43	2.74	(0.26)	(0.26)	16.59	19.61		101,915
2009		13.55	0.29	0.58	0.87	(0.31)	(0.31)	14.11	6.68		106,430
Class P shares
2014	(c)	23.15	0.35	1.96	2.31	(0.29)	(0.29)	25.17	10.01	(d)	98,150
2013		19.47	0.61	3.66	4.27	(0.59)	(0.59)	23.15	22.27		82,839
2012		17.57	0.54	1.88	2.42	(0.52)	(0.52)	19.47	13.91		50,045
2011		16.93	0.51	0.66	1.17	(0.53)	(0.53)	17.57	6.95		32,417
2010	(g)	16.45	0.05	0.54	0.59	(0.11)	(0.11)	16.93	3.59	(d)	10

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

0 .90	%(e)	2 .62	%(e)	12 .5	%(e)
0.93		2.57		16.4
0.96		2.66		23.5
0.95		2.79		16.6
1.00		2.73		22.1
1.00		3.02		35.3

1.80 (e)	,(f)	1.73	(e)	12.5	(e)
1.82	(f)	1.75		16.4
1.87	(f)	1.79		23.5
1.82	(f)	1.93		16.6
1.94		1.79		22.1
1.95		2.09		35.3

1 .63	(e)	1 .89	(e)	12 .5	(e)
1.66		1.83		16.4
1.70		1.93		23.5
1.67		2.07		16.6
1.73		2.00		22.1
1.77		2.27		35.3

0.61 (e)	,(f)	2.90	(e)	12.5	(e)
0.63	(f)	2.83		16.4
0.70	(f)	2.89		23.5
0.70	(f)	2.92		16.6
0.72 (e)	,(f)	2.97	(e)	22.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2014	(c)	$14.23	$0.32	$0.52	$0.84	($0.34)	$–	($0.34)	$14.73	6.03	%(d)
2013		14.14	0.67	0.20	0.87	(0.66)	(0.12)	(0.78)	14.23	6.40
2012		12.98	0.76	1.16	1.92	(0.72)	(0.04)	(0.76)	14.14	15.25
2011		13.35	0.79	(0.35)	0.44	(0.70)	(0.11)	(0.81)	12.98	3.25
2010		12.72	0.73	1.71	2.44	(0.76)	(1.05)	(1.81)	13.35	21.38
2009	(h)	10.00	0.65	2.72	3.37	(0.65)	–	( 0 .65)	12 .72	35 .00	(d)
Class C shares
2014	(c)	14.17	0.26	0.51	0.77	(0.29)	–	(0.29)	14.65	5.52	(d)
2013		14.08	0.55	0.22	0.77	(0.56)	(0.12)	(0.68)	14.17	5.65
2012		12.93	0.66	1.15	1.81	(0.62)	(0.04)	(0.66)	14.08	14.39
2011		13.30	0.69	(0.35)	0.34	(0.60)	(0.11)	(0.71)	12.93	2.55
2010		12.68	0.63	1.71	2.34	(0.67)	(1.05)	(1.72)	13.30	20.44
2009	(h)	10.00	0.57	2.71	3.28	(0.60)	–	(0.60)	12.68	33.99	(d)
Class P shares
2014	(c)	14.17	0.33	0.52	0.85	(0.36)	–	(0.36)	14.66	6.12	(d)
2013		14.09	0.69	0.21	0.90	(0.70)	(0.12)	(0.82)	14.17	6.63
2012		12.93	0.79	1.16	1.95	(0.75)	(0.04)	(0.79)	14.09	15.59
2011		13.31	0.83	(0.36)	0.47	(0.74)	(0.11)	(0.85)	12.93	3.51
2010	(i)	13.01	0.08	0.34	0.42	(0.12)	–	(0.12)	13.31	3.21	(d)
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2014	(c)	8.30	0.05	0.22	0.27	(0.12)	(0.28)	(0.40)	8.17	3.52	(d)
2013		7.83	0.11	0.94	1.05	(0.43)	(0.15)	(0.58)	8.30	13.94
2012		6.72	0.10	1.16	1.26	(0.15)	–	(0.15)	7.83	19.08
2011		6.83	0.08	(0.06)	0.02	(0.09)	(0.04)	(0.13)	6.72	0.28
2010		5.66	0.10	1.35	1.45	(0.28)	–	( 0 .28)	6 .83	26 .27
2009		5.04	0.11	0.77	0.88	(0.26)	–	(0.26)	5.66	18.84
Class C shares
2014	(c)	8.12	0.02	0.19	0.21	(0.09)	(0.28)	(0.37)	7.96	2.93	(d)
2013		7.67	0.04	0.93	0.97	(0.37)	(0.15)	(0.52)	8.12	13.19
2012		6.59	0.05	1.14	1.19	(0.11)	–	( 0 .11)	7 .67	18 .27
2011		6.71	0.03	(0.06)	(0.03)	(0.05)	(0.04)	(0.09)	6.59	(0.52)
2010		5.58	0.06	1.31	1.37	(0.24)	–	(0.24)	6.71	25.19
2009		4.99	0.08	0.75	0.83	(0.24)	–	(0.24)	5.58	18.05
Class P shares
2014	(c)	8 .78	0 .07	0 .23	0 .30	( 0 .13)	( 0 .28)	( 0 .41)	8 .67	3 .70	(d)
2013		8.24	0.14	1.00	1.14	(0.45)	(0.15)	(0.60)	8.78	14.36
2012		7.07	0.14	1.20	1.34	(0.17)	–	(0.17)	8.24	19.37
2011	(j)	7.35	0.11	(0.28)	(0.17)	(0.11)	–	(0.11)	7.07	(2 .25	) (d)

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC. (unaudited)

			Ratio of Expenses to Average Net Assets (Excluding Dividends and Interest Expense on Short Sales and Short Sale Fees)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets				Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$2,693,890	1.13%(e),(f)		1.08	%(e)	4.46	%(e)	85.1	%(e)
2,658,057	1.15	(f)	1.10	(g)	4.71		79.0
2,019,170	1.13	(f)	N/A		5.64		50.8
996,753	1.16	(f)	N/A		5.94		47.6
630,204	1.16	(f)	N/A		5.76		75.5
8,591	1.25 (e)	,(f)	N/A		6.07	(e)	182.5	(e)

2,522,848	1.88 (e)	,(f)	1.83	(e)	3.71	(e)	85.1	(e)
2,372,549	1.91	(f)	1.86	(g)	3.94		79.0
1,535,844	1.89	(f)	N/A		4.87		50.8
727,143	1.90	(f)	N/A		5.22		47.6
296,132	1.92	(f)	N/A		4.98		75.5
999	2.00 (e)	,(f)	N/A		5.48	(e)	182.5	(e)

2,388,938	0.87 (e)	,(f)	0.82	(e)	4.73	(e)	85.1	(e)
2,285,742	0.89	(f)	0.84	(g)	4.93		79.0
1,125,168	0.90	(f)	N/A		5.84		50.8
420,384	0.83	(f)	N/A		6.38		47.6
1,001	0 .99 (e)	,(f)	N/A		7 .01	(e)	75 .5	(e)

93,416	1.31 (e)	,(f)			1.38	(e)	32.5	(e)
70,426	1.37	(f)	N/A		1.40		52.4
20,896	1.45	(f)	N/A		1.46		87.9
13,483	1.45	(f)	N/A		1.18		78.8
16,738	1.45	(f)	N/A		1.61		194.8
5,635	1 .45	(f)	N/A		2 .42		131 .1

37,889	2.11 (e)	,(f)			0.59	(e)	32.5	(e)
24,808	2.20	(f)	N/A		0.53		52.4
5,021	2 .20	(f)	N/A		0 .70		87 .9
2,887	2 .20	(f)	N/A		0 .45		78 .8
1,453	2 .20	(f)	N/A		0 .95		194 .8
1,420	2 .20	(f)	N/A		1 .76		131 .1

76,497	1.03 (e)	,(f)	N/A		1.68	(e)	32.5	(e)
51,000	1.08	(f)	N/A		1.61		52.4
6,970	1 .09	(f)	N/A		1 .78		87 .9
3,378	1 .10 (e)	,(f)	N/A		1 .80	(e)	78 .8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(h)	Period from December 15, 2008, date shares first offered, through October 31, 2009.
(i)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(j)	Period from December 29, 2010, date shares first offered, through October 31, 2011.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (in thousands)
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2014	(c)	$10.98	$0.12	$0.03	$0.15	($0.16)	($0.16)	$10.97	1.36	%(d)	$334,193
2013		11.37	0.24	(0.31)	(0.07)	(0.32)	(0.32)	10.98	(0 .61)		387,828
2012		11.26	0.31	0.20	0.51	(0.40)	(0.40)	11.37	4.58		513,204
2011		11.28	0.37	0.02	0.39	(0.41)	(0.41)	11.26	3.60		421,315
2010		10.89	0.42	0.41	0.83	(0.44)	(0.44)	11.28	7.82		422,993
2009		10.34	0.45	0.57	1.02	(0.47)	(0.47)	10.89	10.01		290,408
Class B shares
2014	(c)	10.97	0.08	0.01	0.09	(0.11)	(0.11)	10.95	0.86	(d)	4,631
2013		11.36	0.15	(0.31)	(0.16)	(0.23)	(0.23)	10.97	(1 .46)		5,825
2012		11.25	0.22	0.19	0.41	(0.30)	(0.30)	11.36	3.71		10,728
2011		11.27	0.28	0.02	0.30	(0.32)	(0.32)	11.25	2.75		17,429
2010		10.89	0.33	0.40	0.73	(0.35)	(0.35)	11.27	6.86		36,773
2009		10.34	0.37	0.57	0.94	(0.39)	(0.39)	10.89	9.18		56,957
Class C shares
2014	(c)	10.97	0.08	0.01	0.09	(0.11)	(0.11)	10.95	0.87	(d)	64,646
2013		11.36	0.15	(0.31)	(0.16)	(0.23)	(0.23)	10.97	(1 .44)		82,486
2012		11.25	0.21	0.20	0.41	(0.30)	(0.30)	11.36	3.73		113,801
2011		11.27	0.28	0.02	0.30	(0.32)	(0.32)	11.25	2.76		81,404
2010		10.88	0.33	0.42	0.75	(0.36)	(0.36)	11.27	6.97		75,290
2009		10.32	0.37	0.58	0.95	(0.39)	(0.39)	10.88	9.32		26,914
Class P shares
2014	(c)	11.00	0.13	0.02	0.15	(0.16)	(0.16)	10.99	1.42	(d)	6,581
2013		11.39	0.25	(0.31)	(0.06)	(0.33)	(0.33)	11.00	(0 .52)		10,855
2012		11.28	0.32	0.20	0.52	(0.41)	(0.41)	11.39	4.68		17,803
2011		11.28	0.37	0.05	0.42	(0.42)	(0.42)	11.28	3.87		13,022
2010	(i)	11.24	0.04	0.04	0.08	(0.04)	(0.04)	11.28	0.71	(d)	10

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

0 .82	%(e)	0 .92%(e),(f)		2 .25	%(e)	40 .4	%(e)
0.79		0.89	(f)	2.17		41.1
0.81		0.91	(f)	2.73		52.8
0.82		0.92	(f)	3.30		104.7
0.84	(g)	–		3.78		51.2
0.89	(g)	–		4.16		26.6

1.65 (e)	,(h)	–		1.42	(e)	40.4	(e)
1.65	(h)	–		1.31		41.1
1.65	(h)	–		1.92		52.8
1.65	(h)	–		2.49		104.7
1.65	(h)	–		3.01		51.2
1.65	(h)	–		3.46		26.6

1.63 (e)	,(h)	–		1.44	(e)	40.4	(e)
1.63	(h)	–		1.33		41.1
1.63	(h)	–		1.90		52.8
1.63	(h)	–		2.48		104.7
1.63	(h)	–		2.96		51.2
1.63	(h)	–		3.43		26.6

0.70 (e)	,(h)	–		2.37	(e)	40.4	(e)
0.70	(h)	–		2.26		41.1
0.70	(h)	–		2.83		52.8
0.70	(h)	–		3.28		104.7
0.71 (e)	,(h)	–		3.69	(e)	51.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Reflects Manager's contractual expense limit and Underwriter's contractual distribution fee limit.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
HIGH YIELD FUND
Class A shares
2014	(c)	$7 .94	$0 .22	$0 .12	$0 .34	($0 .23)	($0 .16)	($0 .39)	$7 .89	4 .51	%(d)
2013		7.84	0.49	0.19	0.68	(0.51)	(0.07)	(0.58)	7.94	8.90
2012		7.72	0.52	0.40	0.92	(0.54)	(0.26)	(0.80)	7.84	12.85
2011		8.18	0.60	(0.28)	0.32	(0.63)	(0.15)	(0.78)	7.72	4.06
2010		7.61	0.65	0.58	1.23	(0.66)	–	(0.66)	8.18	16.87
2009		6.11	0.62	1.54	2.16	(0.66)	–	(0.66)	7.61	37.46
Class B shares
2014	(c)	7.99	0.19	0.11	0.30	(0.20)	(0.16)	(0.36)	7.93	3.92	(d)
2013		7.88	0.43	0.19	0.62	(0.44)	(0.07)	(0.51)	7.99	8.07
2012		7.76	0.46	0.40	0.86	(0.48)	(0.26)	(0.74)	7.88	11.85
2011		8.22	0.54	(0.28)	0.26	(0.57)	(0.15)	(0.72)	7.76	3.24
2010		7.65	0.59	0.58	1.17	(0.60)	–	(0.60)	8.22	15.86
2009		6.15	0.57	1.54	2.11	(0.61)	–	( 0 .61)	7 .65	36 .15
Class C shares
2014	(c)	8.01	0.20	0.11	0.31	(0.20)	(0.16)	(0.36)	7.96	4.11	(d)
2013		7.90	0.44	0.19	0.63	(0.45)	(0.07)	(0.52)	8.01	8.18
2012		7.77	0.47	0.40	0.87	(0.48)	(0.26)	(0.74)	7.90	12.07
2011		8.23	0.55	(0.29)	0.26	(0.57)	(0.15)	(0.72)	7.77	3.29
2010		7.66	0.59	0.58	1.17	(0.60)	–	(0.60)	8.23	15.91
2009		6.14	0.57	1.56	2.13	(0.61)	–	(0.61)	7.66	36.61
Class P shares
2014	(c)	7.94	0.23	0.12	0.35	(0.24)	(0.16)	(0.40)	7.89	4.66	(d)
2013		7.84	0.51	0.19	0.70	(0.53)	(0.07)	(0.60)	7.94	9.16
2012		7.72	0.54	0.40	0.94	(0.56)	(0.26)	(0.82)	7.84	13.08
2011		8.15	0.61	(0.24)	0.37	(0.65)	(0.15)	(0.80)	7.72	4.74
2010	(g)	8.00	0.06	0.15	0.21	(0.06)	–	(0.06)	8.15	2.67	(d)
HIGH YIELD FUND I
Class A shares
2014	(c)	10.76	0.28	0.11	0.39	(0.27)	(0.21)	(0.48)	10.67	3.71	(d)
2013	(h)	10.70	0.36	0.07	0.43	(0.37)	–	(0.37)	10.76	4.11	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$1,932,295	0.91	%(e)	5.73	%(e)	59.1	%(e)
1,964,696	0.92		6.21		69.6
1,829,010	0.91		6.84		82.6
1,663,615	0.92		7.57		82.8
2,001,283	0.94		8.25		77.8
1,543,091	0.95		9.18		57.0

29,786	1.76 (e)	,(f)	4.88	(e)	59.1	(e)
33,021	1.76	(f)	5.39		69.6
42,195	1.75	(f)	6.01		82.6
52,785	1.70	(f)	6.79		82.8
72,591	1.74		7.48		77.8
75,011	1.75		8.44		57.0

542,403	1.63	(e)	5.01	(e)	59.1	(e)
552,250	1.63		5.50		69.6
596,620	1.65		6.10		82.6
518,144	1.63		6.84		82.8
490,173	1.67		7.52		77.8
336,498	1.68		8.34		57.0

710,943	0.63 (e)	,(f)	6.01	(e)	59.1	(e)
653,980	0.67	(f)	6.45		69.6
583,929	0.71	(f)	7.04		82.6
449,834	0.61	(f)	7.78		82.8
273	0.73 (e)	,(f)	8.11	(e)	77.8	(e)

36,036	1.05 (e)	,(f)	5.22	(e)	44.5	(e)
33,001	1.05 (e)	,(f)	5.07	(e)	67.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(h)	Period from March 1, 2013, date shares first offered, through October 31, 2013.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
INCOME FUND
Class A shares
2014	(c)	$9.65	$0.16	$0.11	$0.27	($0.17)	$–	($0.17)	$9.75	2.88	%(d)
2013		9.98	0.34	(0.31)	0.03	(0.36)	–	(0.36)	9.65	0.36
2012		9.55	0.41	0.45	0.86	(0.43)	–	(0.43)	9.98	9.23
2011		9.65	0.45	(0.07)	0.38	(0.48)	–	(0.48)	9.55	4.12
2010		9.26	0.50	0.41	0.91	(0.52)	–	(0.52)	9.65	10.14
2009		7.83	0.52	1.44	1.96	(0.53)	–	(0.53)	9.26	25.80
Class B shares
2014	(c)	9.69	0.12	0.11	0.23	(0.13)	–	(0.13)	9.79	2.35	(d)
2013		10.01	0.24	(0.30)	(0.06)	(0.26)	–	(0.26)	9.69	(0.55)
2012		9.59	0.32	0.44	0.76	(0.34)	–	(0.34)	10.01	8.09
2011		9.69	0.37	(0.07)	0.30	(0.40)	–	(0.40)	9.59	3.21
2010		9.29	0.42	0.42	0.84	(0.44)	–	(0.44)	9.69	9.32
2009		7.85	0.46	1.44	1.90	(0.46)	–	( 0 .46)	9 .29	24 .95
Class C shares
2014	(c)	9.70	0.13	0.11	0.24	(0.14)	–	(0.14)	9.80	2.46	(d)
2013		10.03	0.26	(0.30)	(0.04)	(0.29)	–	(0.29)	9.70	(0.42)
2012		9.60	0.33	0.45	0.78	(0.35)	–	(0.35)	10.03	8.33
2011		9.70	0.38	(0.07)	0.31	(0.41)	–	(0.41)	9.60	3.30
2010		9.30	0.42	0.43	0.85	(0.45)	–	(0.45)	9.70	9.35
2009		7.85	0.46	1.45	1.91	(0.46)	–	(0.46)	9.30	25.07
Class P shares
2014	(c)	9.67	0.17	0.11	0.28	(0.18)	–	(0.18)	9.77	2.97	(d)
2013		10.00	0.36	(0.31)	0.05	(0.38)	–	(0.38)	9.67	0.56
2012		9.57	0.43	0.45	0.88	(0.45)	–	(0.45)	10.00	9.42
2011		9.67	0.46	(0.06)	0.40	(0.50)	–	(0.50)	9.57	4.31
2010	(g)	9.66	0.05	0.01	0.06	(0.05)	–	(0.05)	9.67	0.60	(d)
INFLATION PROTECTION FUND
Class A shares
2014	(c)	8.69	(0.01)	0.04	0.03	–	(0.16)	(0.16)	8.56	0.36	(d)
2013		9.32	0.02	(0.63)	(0.61)	(0.02)	–	(0.02)	8.69	(6.52)
2012		8.70	0.04	0.59	0.63	(0.01)	–	(0.01)	9.32	7.24
2011		8.29	0.25	0.38	0.63	(0.22)	–	(0.22)	8.70	7.74
2010		7.62	0.12	0.68	0.80	(0.13)	–	( 0 .13)	8 .29	10 .58
2009		7.15	0.12	0.36	0.48	(0.01)	–	(0.01)	7.62	6.71
Class C shares
2014	(c)	8.50	(0.04)	0.03	(0.01)	–	(0.16)	(0.16)	8.33	(0.11	) (d)
2013		9.16	(0.05)	(0.61)	(0.66)	–	–	–	8.50	(7.21)
2012		8.61	(0.02)	0.57	0.55	–	–	–	9.16	6.43
2011		8.23	0.17	0.38	0.55	(0.17)	–	(0.17)	8.61	6.85
2010		7.58	0.06	0.68	0.74	(0.09)	–	(0.09)	8.23	9.76
2009		7.17	–	0.42	0.42	(0.01)	–	(0.01)	7.58	5.81

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$273,175	0.89	%(e)	3.43	%(e)	12.0	%(e)
293,396	0.89		3.43		20.7
338,977	0.90		4.20		14.1
268,621	0.90		4.75		16.9
268,103	0.91	(f)	5.28		13.1
180,680	0.90	(f)	6.09		30.6

7,130	1.90 (e)	,(f)	2.43	(e)	12.0	(e)
9,376	1.90	(f)	2.43		20.7
14,939	1.82	(f)	3.30		14.1
19,433	1.78	(f)	3.91		16.9
39,778	1.72	(f)	4.51		13.1
53,887	1.64	(f)	5.39		30.6

65,464	1.69	(e)	2.63	(e)	12.0	(e)
73,328	1.67		2.65		20.7
86,409	1.68		3.41		14.1
63,548	1.68		3.98		16.9
59,080	1.69	(f)	4.50		13.1
36,367	1.65	(f)	5.30		30.6

11,993	0.69 (e)	,(f)	3.63	(e)	12.0	(e)
12,960	0.69	(f)	3.63		20.7
15,196	0.70	(f)	4.37		14.1
9,474	0.70	(f)	4.83		16.9
30	0.71 (e)	,(f)	5.07	(e)	13.1	(e)

14,776	0.90 (e)	,(f)	(0 .33	) (e)	78.0	(e)
18,098	0.90	(f)	0.24		100.9
29,440	0.90	(f)	0.41		152.9
30,170	0.90	(f)	3.00		131.9
16,234	0.90	(f)	1.55		85.3
11,568	0.90	(f)	1.60		109.5

4,333	1.65 (e)	,(f)	(1 .07	) (e)	78.0	(e)
5,259	1 .65	(f)	(0 .52)		100 .9
9,304	1 .65	(f)	(0 .21)		152 .9
5,840	1.65	(f)	2.13		131.9
3,195	1.65	(f)	0.79		85.3
1,488	1.65	(f)	0.00		109.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment and Unrealized Total From			from Net	Dividends	Net Asset			Net Assets, End
		Beginning of	Income	Gain (Loss) on Investment Investment			and	Value, End			of Period (in
		Period	(Loss)(a)	Investments	Operations	Income	Distributions of Period Total Return(b)				thousands)
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2014	(c)	$25 .11	($0 .01)	($0 .99)	($1 .00)	($0 .05)	($0 .05)	$24 .06	(3 .97	)%(d)	$92,057
2013		24.52	0.18	0.65	0.83	(0.24)	(0.24)	25.11	3.34		100,585
2012		23.76	0.20	0.74	0.94	(0.18)	(0.18)	24.52	4.05		109,294
2011		25.69	0.25	(2.16)	(1.91)	(0.02)	(0.02)	23.76	(7.45)		113,266
2010		20.73	0.08	4.93	5.01	(0.05)	(0.05)	25.69	24.22		137,244
2009		13.76	0.11	6.90	7.01	(0.04)	(0.04)	20.73	51.11		111,976
Class B shares
2014	(c)	23.77	(0.12)	(0.94)	(1.06)	–	–	22.71	(4.46	) (d)	3,760
2013		23.22	(0.08)	0.63	0.55	–	–	23.77	2.37		4,561
2012		22.52	(0.04)	0.74	0.70	–	–	23.22	3.11		7,108
2011		24.60	(0.03)	(2.05)	(2.08)	–	–	22.52	(8.46)		10,392
2010		20.01	(0.17)	4.76	4.59	–	–	24.60	22.94		16,040
2009		13.39	(0.05)	6.67	6.62	–	–	20.01	49.44		17,515
Class C shares
2014	(c)	24.24	(0.12)	(0.96)	(1.08)	–	–	23.16	(4.46	) (d)	10,732
2013		23.69	(0.06)	0.61	0.55	–	–	24.24	2.32		10,913
2012		22.98	(0.02)	0.73	0.71	–	–	23.69	3.09		12,148
2011		25.06	0.02	(2.10)	(2.08)	–	–	22.98	(8.30)		12,140
2010		20.36	(0.13)	4.83	4.70	–	–	25.06	23.08		13,166
2009		13.58	(0.01)	6.79	6.78	–	–	20.36	49.93		10,583
Class P shares
2014	(c)	24.97	0.04	(0.98)	(0.94)	(0.18)	(0.18)	23.85	(3.80	) (d)	2,303
2013		24.37	0.30	0.65	0.95	(0.35)	(0.35)	24.97	3.87		2,508
2012		23.65	0.32	0.71	1.03	(0.31)	(0.31)	24.37	4.51		2,310
2011		25.60	0.48	(2.28)	(1.80)	(0.15)	(0.15)	23.65	(7.09)		1,919
2010	(g)	24.41	–	1.19	1.19	–	–	25.60	4.88	(d)	10

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

Ratio of		Ratio of Net
Expenses to		Investment Income
Average Net		to Average Net		Portfolio
Assets		Assets		Turnover Rate

1 .78%(e),(f)		(0 .08	)%(e)	125 .1	%(e)
1.82		0.73		117.2
1.84		0.83		104.8
1.77		0.98		88.4
1.85		0.33		102.1
2.00		0.71		133.4

2.78 (e)	,(f)	(1.10	) (e)	125.1	(e)
2.78	(f)	(0 .32)		117.2
2.78	(f)	(0 .18)		104.8
2.82	(f)	(0 .14)		88.4
2 .90		(0 .76)		102 .1
3 .08		(0 .34)		133 .4

2.78 (e)	,(f)	(1.06	) (e)	125.1	(e)
2.80	(f)	(0 .25)		117.2
2.77	(f)	(0 .07)		104.8
2.67	(f)	0.09		88.4
2.79	(f)	(0 .59)		102.1
2.80	(f)	(0 .08)		133.4

1.37 (e)	,(f)	0.33	(e)	125.1	(e)
1.38	(f)	1.24		117.2
1.38	(f)	1.36		104.8
1.38	(f)	1.94		88.4
1.38 (e)	,(f)	0.01	(e)	102.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
		Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
LARGECAP GROWTH FUND
Class A shares
2014	(c)	$11.25	$–	$0.29	$0.29	$–	($1.21)	($1.21)	$10.33	2.50	%(d)
2013		8.68	0.02	2.56	2.58	(0.01)	–	( 0 .01)	11 .25	29 .76
2012		7.87	(0.01)	0.82	0.81	–	–	–	8.68	10.29
2011		7.54	(0.03)	0.36	0.33	–	–	–	7.87	4.38
2010		6.26	(0.04)	1.32	1.28	–	–	–	7.54	20.45
2009		6.09	(0.03)	0.20	0.17	–	–	–	6.26	2.79
Class B shares
2014	(c)	10.40	(0.06)	0.27	0.21	–	(1.21)	(1.21)	9.40	1.89	(d)
2013		8.10	(0.07)	2.37	2.30	–	–	–	10.40	28.40
2012		7.42	(0.09)	0.77	0.68	–	–	–	8.10	9.16
2011		7.18	(0.10)	0.34	0.24	–	–	–	7.42	3.34
2010		6.03	(0.11)	1.26	1.15	–	–	–	7.18	19.07
2009		5.91	(0.07)	0.19	0.12	–	–	–	6.03	2.03
Class C shares
2014	(c)	10.67	(0.05)	0.28	0.23	–	(1.21)	(1.21)	9.69	2.04	(d)
2013		8.30	(0.07)	2.44	2.37	–	–	–	10.67	28.55
2012		7.58	(0.08)	0.80	0.72	–	–	–	8.30	9.50
2011		7.33	(0.09)	0.34	0.25	–	–	–	7.58	3.41
2010		6.13	(0.09)	1.29	1.20	–	–	–	7.33	19.58
2009		6.00	(0.07)	0.20	0.13	–	–	–	6.13	2.17
Class P shares
2014	(c)	11.51	0.01	0.31	0.32	(0.02)	(1.21)	(1.23)	10.60	2.68	(d)
2013		8.90	0.04	2.64	2.68	(0.07)	–	( 0 .07)	11 .51	30 .26
2012		8.06	0.03	0.83	0.86	(0.02)	–	(0.02)	8.90	10.72
2011		7.69	–	0.37	0.37	–	–	–	8.06	4.81
2010	(g)	7.32	–	0.37	0.37	–	–	–	7.69	5.05	(d)
LARGECAP GROWTH FUND I
Class A shares
2014	(c)	12.70	(0.03)	0.48	0.45	–	(0.77)	(0.77)	12.38	3.58	(d)
2013	(h)	10.52	(0.04)	2.22	2.18	–	–	–	12.70	20.72	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$348,374	1.11	%(e)	(0 .07	)%(e)	65.5	%(e)
351,128	1.19		0.17		79.3
294,477	1.27		(0 .12)		64.3
294,825	1.22		(0 .34)		64.8
323,663	1.35		(0 .65)		65.5
287,902	1.38	(f)	(0 .46)		86.5

5,866	2.25 (e)	,(f)	(1.21	) (e)	65.5	(e)
6,935	2 .25	(f)	(0 .83)		79 .3
8,495	2 .25	(f)	(1 .09)		64 .3
12,220	2.26	(f)	(1 .39)		64.8
18,486	2.42		(1 .73)		65.5
22,560	2.30	(f)	(1 .34)		86.5

15,008	1.93	(e)	(0.90	) (e)	65.5	(e)
14,370	2.05		(0 .71)		79.3
10,657	2.09		(0 .94)		64.3
10,769	2.03		(1 .15)		64.8
11,368	2.08		(1 .38)		65.5
9,067	2 .13	(f)	(1 .21)		86 .5

10,050	0.82 (e)	,(f)	0.22	(e)	65.5	(e)
10,754	0.83	(f)	0.36		79.3
1,482	0.83	(f)	0.32		64.3
1,144	0.84	(f)	0.06		64.8
11	0.84 (e)	,(f)	0.07	(e)	65.5	(e)

5,522	1.25 (e)	,(f)	(0.44	) (e)	40.9	(e)
1,727	1.25 (e)	,(f)	(0.52	) (e)	37.0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.
(h)	Period from March 1, 2013, date shares first offered, through October 31, 2013.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
LARGECAP S&P 500 INDEX FUND
Class A shares
2014	(c)	$12.46	$0.10	$0.90	$1.00	($0.17)	$–	($0.17)	$13.29	8.08	%(d)
2013		10 .01	0 .18	2 .42	2 .60	( 0 .15)	–	( 0 .15)	12 .46	26 .39
2012		8.88	0.14	1.12	1.26	(0.13)	–	(0.13)	10.01	14.41
2011		8.35	0.12	0.50	0.62	(0.09)	–	(0.09)	8.88	7.46
2010		7.31	0.11	1.03	1.14	(0.10)	–	(0.10)	8.35	15.72
2009		6.85	0.11	0.48	0.59	(0.13)	–	(0.13)	7.31	9.03
Class C shares
2014	(c)	12.29	0.04	0.89	0.93	(0.12)	–	(0.12)	13.10	7.57	(d)
2013		9.89	0.09	2.41	2.50	(0.10)	–	(0.10)	12.29	25.48
2012		8.78	0.08	1.11	1.19	(0.08)	–	(0.08)	9.89	13.71
2011		8.26	0.06	0.50	0.56	(0.04)	–	(0.04)	8.78	6.74
2010		7.25	0.06	1.03	1.09	(0.08)	–	(0.08)	8.26	15.06
2009		6.81	0.08	0.46	0.54	(0.10)	–	(0.10)	7.25	8.11
LARGECAP VALUE FUND
Class A shares
2014	(c)	13.58	0.07	0.89	0.96	(0.11)	(1.17)	(1.28)	13.26	7.53	(d)
2013		10 .89	0 .20	2 .66	2 .86	( 0 .17)	–	( 0 .17)	13 .58	26 .68
2012		9.31	0.14	1.52	1.66	(0.08)	–	(0.08)	10.89	18.05
2011		8.80	0.09	0.50	0.59	(0.08)	–	(0.08)	9.31	6.65
2010		7.84	0.09	0.99	1.08	(0.12)	–	(0.12)	8.80	13.81
2009		7.93	0.14	(0.07)	0.07	(0.16)	–	(0.16)	7.84	1.01
Class B shares
2014	(c)	13.50	–	0.88	0.88	–	(1.17)	(1.17)	13.21	6.87	(d)
2013		10.79	0.07	2.66	2.73	(0.02)	–	(0.02)	13.50	25.32
2012		9.23	0.04	1.52	1.56	–	–	–	10.79	16.90
2011		8.76	(0.02)	0.49	0.47	–	–	–	9.23	5.37
2010		7.80	(0.02)	0.98	0.96	–	–	–	8.76	12.35
2009		7.87	0.04	(0.07)	(0.03)	(0.04)	–	( 0 .04)	7 .80	(0 .37)
Class C shares
2014	(c)	13.35	0.02	0.87	0.89	(0.06)	(1.17)	(1.23)	13.01	7.09	(d)
2013		10.74	0.08	2.64	2.72	(0.11)	–	(0.11)	13.35	25.52
2012		9.18	0.07	1.51	1.58	(0.02)	–	(0.02)	10.74	17.25
2011		8.70	0.02	0.49	0.51	(0.03)	–	(0.03)	9.18	5.81
2010		7.76	0.03	0.99	1.02	(0.08)	–	(0.08)	8.70	13.14
2009		7.89	0.09	(0.08)	0.01	(0.14)	–	(0.14)	7.76	0.28

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$226,599	0.51%(e),(f)		1.49	%(e)	8.6	%(e)
210,726	0.56	(f)	1.63		3.0
164,163	0.65	(f)	1.49		3.5
154,105	0.62	(f)	1.37		4.3
154,529	0.70		1.35		8.0
55,393	0.79		1.69		7.6

21,725	1.30 (e)	,(f)	0.69	(e)	8.6	(e)
17,352	1.30	(f)	0.85		3.0
9,111	1.30	(f)	0.84		3.5
7,082	1.30	(f)	0.68		4.3
5,898	1.30	(f)	0.75		8.0
3,898	1.30	(f)	1.20		7.6

209,459	0.85	(e)	1.13	(e)	123.5	(e)
202,301	0.89		1.63		121.4
167,425	0.99		1.39		117.4
155,664	0.97		0.92		130.9
159,592	1.03		1.05		192.9
152,407	1.11		1.91		170.2

1,566	2.00 (e)	,(f)	0.01	(e)	123.5	(e)
1,917	2.00	(f)	0.61		121.4
2,403	2.00	(f)	0.37		117.4
3,916	2 .14	(f)	(0 .25)		130 .9
6,025	2.38		(0.28)		192.9
7,575	2 .42		0 .62		170 .2

7,986	1.70 (e)	,(f)	0.28	(e)	123.5	(e)
7,115	1.70	(f)	0.62		121.4
2,130	1.70	(f)	0.68		117.4
1,858	1.70	(f)	0.19		130.9
1,581	1.70	(f)	0.36		192.9
1,300	1.70	(f)	1.31		170.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
		Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
MIDCAP FUND
Class A shares
2014	(c)	$19.87	$0.02	$0.73	$0.75	$–	($0.42)	($0.42)	$20.20	3.84	%(d)
2013		15.46	0.04	4.74	4.78	(0.14)	(0 .23)	(0 .37)	19.87	31.58
2012		14.05	0.05	2.20	2.25	(0.03)	(0 .81)	(0 .84)	15.46	17.19
2011		13.03	0.01	1.64	1.65	(0.14)	(0 .49)	(0 .63)	14.05	13.03
2010		10 .45	0 .09	2 .53	2 .62	(0 .04)	–	(0 .04)	13 .03	25 .12
2009		9 .54	–	1 .43	1 .43	–	(0 .52)	(0 .52)	10 .45	16 .52
Class B shares
2014	(c)	19.11	(0.09)	0.71	0.62	–	(0 .42)	(0 .42)	19.31	3.31	(d)
2013		14 .91	(0 .13)	4 .56	4 .43	–	(0 .23)	(0 .23)	19 .11	30 .15
2012		13 .68	(0 .09)	2 .13	2 .04	–	(0 .81)	(0 .81)	14 .91	16 .06
2011		12 .69	(0 .11)	1 .59	1 .48	–	(0 .49)	(0 .49)	13 .68	11 .95
2010		10 .24	(0 .03)	2 .48	2 .45	–	–	–	12 .69	23 .93
2009		9.46	(0.09)	1.39	1.30	–	(0 .52)	(0 .52)	10 .24	15 .21
Class C shares
2014	(c)	18.90	(0.05)	0.69	0.64	–	(0 .42)	(0 .42)	19.12	3.45	(d)
2013		14.78	(0.09)	4.53	4.44	(0.09)	(0 .23)	(0 .32)	18.90	30.63
2012		13 .54	(0 .05)	2 .10	2 .05	–	(0 .81)	(0 .81)	14 .78	16 .31
2011		12.62	(0.10)	1.59	1.49	(0.08)	(0 .49)	(0 .57)	13.54	12.13
2010		10.18	–	2.46	2.46	(0.02)	–	(0 .02)	12.62	24.22
2009		9.38	(0.07)	1.39	1.32	–	(0 .52)	(0 .52)	10.18	15.57
Class P shares
2014	(c)	20.10	0.05	0.74	0.79	(0.04)	(0 .42)	(0 .46)	20.43	4.01	(d)
2013		15.63	0.09	4.78	4.87	(0.17)	(0 .23)	(0 .40)	20.10	31.94
2012		14.20	0.10	2.22	2.32	(0.08)	(0 .81)	(0 .89)	15.63	17.60
2011		13.18	0.04	1.66	1.70	(0.19)	(0 .49)	(0 .68)	14.20	13.32
2010	(g)	12 .58	0 .01	0 .59	0 .60	–	–	–	13 .18	4 .77	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$2,002,076	1.00	%(e)	0.15	%(e)	15.2	%(e)
1,990,943	1 .02		0 .24		13 .0
1,121,880	1 .08	(f)	0 .37		21 .1
668,066	1 .08	(f)	0 .11		33 .2
542,687	1 .14	(f)	0 .80		26 .7
435,797	1 .23	(f)	0 .02		12 .9

13,561	2.09 (e)	,(f)	(0.93	) (e)	15.2	(e)
15,976	2 .09	(f)	(0 .76)		13 .0
19,533	2 .09	(f)	(0 .66)		21 .1
28,212	2 .05	(f)	(0 .85)		33 .2
37,441	2 .13	(f)	(0 .25)		26 .7
42,993	2 .27	(f)	(1 .01)		12 .9

346,482	1 .74 (e)	,(f)	(0 .58	) (e)	15 .2	(e)
346,941	1 .77	(f)	(0 .54)		13 .0
127,165	1 .82	(f)	(0 .35)		21 .1
37,997	1 .88	(f)	(0 .72)		33 .2
21,342	1.95	(f)	0.04		26.7
10,048	1 .95	(f)	(0 .73)		12 .9

1,556,782	0 .69 (e)	,(f)	0 .46	(e)	15 .2	(e)
1,264,841	0 .73	(f)	0 .50		13 .0
515,469	0 .79	(f)	0 .68		21 .1
50,375	0.80	(f)	0.29		33.2
91	0.86 (e)	,(f)	0.77	(e)	26.7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset			Net Assets, End of
		Beginning Income Gain (Loss) on Investment Investment					and	Value, End			Period (in
		of Period (Loss)(a)		Investments Operations		Income Distributions of Period Total Return(b)					thousands)
MONEY MARKET FUND
Class A shares
2014	(c)	$1 .00	$–	$–	$–	$–	$–	$1 .00	0 .00%(d)		$438,346
2013		1.00	–	–	–	–	–	1.00	0.00		472,504
2012		1.00	–	–	–	–	–	1.00	0.00		458,037
2011		1.00	–	–	–	–	–	1.00	0.00		516,229
2010		1.00	–	–	–	–	–	1.00	0.00		505,252
2009		1.00	0.01	(0.01)	–	–	–	1.00	0.47		637,007
Class B shares
2014	(c)	1.00	–	–	–	–	–	1.00	0.00	(d)	4,290
2013		1.00	–	–	–	–	–	1.00	0.00		6,386
2012		1.00	–	–	–	–	–	1.00	0.00		12,264
2011		1.00	–	–	–	–	–	1.00	0.00		23,065
2010		1.00	–	–	–	–	–	1.00	0.00		36,068
2009		1.00	–	–	–	–	–	1.00	0.16		66,726
Class C shares
2014	(c)	1.00	–	–	–	–	–	1.00	0.00	(d)	15,712
2013		1.00	–	–	–	–	–	1.00	0.00		21,232
2012		1.00	–	–	–	–	–	1.00	0.00		17,320
2011		1.00	–	–	–	–	–	1.00	0.00		27,556
2010		1.00	–	–	–	–	–	1.00	0.00		20,638
2009		1.00	–	–	–	–	–	1.00	0.21		30,747

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

Ratio of				Ratio of Net
Expenses to		Ratio of Gross		Investment Income
Average Net		Expenses to Average		to Average Net
Assets		Net Assets		Assets

0.17	%(e)	0.56%(e),(f)		0.00	%(e)
0.21		0.54	(f)	0.00
0.29		0.58	(f)	0.00
0.28		0.54	(f)	0.00
0.35		0.54	(f)	0.00
0.55		0.58	(f)	0.51

0.17	(e)	2.12 (e)	,(g)	0.00	(e)
0.21		1.93	(g)	0.00
0.29		1.75	(g)	0.00
0.29		1.61	(g)	0.00
0.35		1.63	(g)	0.00
0.89		1.62	(g)	0.17

0.17	(e)	1.65 (e)	,(g)	0.00	(e)
0.21		1.66	(g)	0.00
0.29		1.68	(g)	0.00
0.28		1.50	(g)	0.00
0.35		1.68	(g)	0.00
0.83		1.63	(g)	0.23

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2014	(c)	$52.54	$0.25	$3.76	$4.01	($0.41)	($1.15)	($1.56)	$54.99	7.75	%(d)
2013		41.72	0.57	11.27	11.84	(0.53)	(0.49)	(1.02)	52.54	28.98
2012		38.14	0.37	3.99	4.36	(0.30)	(0.48)	(0.78)	41.72	11.73
2011		37.16	0.30	2.19	2.49	(0.40)	(1.11)	(1.51)	38.14	6.73
2010		32.55	0.50	4.50	5.00	(0.17)	(0.22)	(0.39)	37.16	15.46
2009		30.71	0.18	3.34	3.52	(0.16)	(1.52)	(1.68)	32.55	12.58
Class B shares
2014	(c)	44.05	–	3.13	3.13	–	(1.15)	(1.15)	46.03	7.21	(d)
2013		35.08	0.09	9.47	9.56	(0.10)	(0.49)	(0.59)	44.05	27.64
2012		32.21	(0.02)	3.37	3.35	–	(0.48)	(0.48)	35.08	10.63
2011		31.55	(0.05)	1.86	1.81	(0.04)	(1.11)	(1.15)	32.21	5.73
2010		27.81	0.10	3.86	3.96	–	(0.22)	(0.22)	31.55	14.31
2009		26.58	(0.10)	2.85	2.75	–	( 1 .52)	( 1 .52)	27 .81	11 .42
Class C shares
2014	(c)	44.06	0.03	3.13	3.16	(0.16)	(1.15)	(1.31)	45.91	7.28	(d)
2013		35.19	0.14	9.49	9.63	(0.27)	(0.49)	(0.76)	44.06	27.89
2012		32.29	0.02	3.40	3.42	(0.04)	(0.48)	(0.52)	35.19	10.83
2011		31.73	(0.03)	1.86	1.83	(0.16)	(1.11)	(1.27)	32.29	5.77
2010		27.94	0.16	3.85	4.01	–	(0.22)	(0.22)	31.73	14.42
2009		26.71	(0.11)	2.86	2.75	–	(1.52)	(1.52)	27.94	11.36
Class P shares
2014	(c)	53.15	0.31	3.79	4.10	(0.53)	(1.15)	(1.68)	55.57	7.85	(d)
2013		42.23	0.67	11.40	12.07	(0.66)	(0.49)	(1.15)	53.15	29.27
2012		38.56	0.48	4.05	4.53	(0.38)	(0.48)	(0.86)	42.23	12.07
2011		37.62	0.38	2.22	2.60	(0.55)	(1.11)	(1.66)	38.56	6.95
2010	(g)	35.97	0.02	1.63	1.65	–	–	–	37.62	4.59	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$778,859	0.84	%(e)	0.96	%(e)	7.0	%(e)
734,098	0.90		1.22		14.3
591,255	0.97		0.92		8.2
578,850	0.94		0.77		12.7
409,697	1.04		1.43		15.3
375,874	1.07		0.65		23.8

24,259	1.83 (e)	,(f)	0.00	(e)	7.0	(e)
31,805	1.94	(f)	0.24		14.3
38,701	1.98	(f)	(0.07)		8.2
55,781	1.88	(f)	(0.15)		12.7
62,508	2.07		0.34		15.3
80,421	2.12		(0.39)		23.8

39,703	1.66 (e)	,(f)	0.13	(e)	7.0	(e)
35,400	1.73	(f)	0.36		14.3
24,958	1.82	(f)	0.06		8.2
23,009	1.82	(f)	(0.10)		12.7
19,689	1.96		0.52		15.3
15,610	2.15		(0.46)		23.8

24,159	0.64 (e)	,(f)	1.16	(e)	7.0	(e)
21,302	0.67	(f)	1.42		14.3
14,471	0.68	(f)	1.18		8.2
9,214	0.71	(f)	0.99		12.7
10	0.75 (e)	,(f)	0.59	(e)	15.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
REAL ESTATE SECURITIES FUND
Class A shares
2014	(c)	$21.63	$0.09	$1.46	$1.55	($0.18)	($2.91)	($3.09)	$20.09	8.97	%(d)
2013		19.54	0.29	2.01	2.30	(0.21)	–	(0.21)	21.63	11.83
2012		17.40	0.19	2.08	2.27	(0.13)	–	(0.13)	19.54	13.07
2011		15 .83	0 .05	1 .65	1 .70	( 0 .13)	–	( 0 .13)	17 .40	10 .81
2010		11.62	0.22	4.23	4.45	(0.24)	–	(0.24)	15.83	38.59
2009		11.83	0.28	(0.21)	0.07	(0.28)	–	(0.28)	11.62	1.30
Class B shares
2014	(c)	21.40	0.01	1.43	1.44	(0.09)	(2.91)	(3.00)	19.84	8.51	(d)
2013		19 .31	0 .11	1 .99	2 .10	( 0 .01)	–	( 0 .01)	21 .40	10 .86
2012		17.23	0.04	2.04	2.08	–	–	–	19.31	12.07
2011		15.72	(0.09)	1.65	1.56	(0.05)	–	(0.05)	17.23	9.94
2010		11.53	0.12	4.19	4.31	(0.12)	–	(0.12)	15.72	37.56
2009		11.74	0.21	(0.22)	(0.01)	(0.20)	–	(0.20)	11.53	0.46
Class C shares
2014	(c)	21.38	0.01	1.45	1.46	(0.11)	(2.91)	(3.02)	19.82	8.58	(d)
2013		19.33	0.12	1.99	2.11	(0.06)	–	(0.06)	21.38	10.91
2012		17.24	0.03	2.06	2.09	–	–	–	19.33	12.12
2011		15.74	(0.09)	1.64	1.55	(0.05)	–	(0.05)	17.24	9.90
2010		11.56	0.10	4.23	4.33	(0.15)	–	(0.15)	15.74	37.66
2009		11.77	0.21	(0.20)	0.01	(0.22)	–	( 0 .22)	11 .56	0 .62
Class P shares
2014	(c)	21.62	0.12	1.47	1.59	(0.21)	(2.91)	(3.12)	20.09	9.20	(d)
2013		19.53	0.36	2.01	2.37	(0.28)	–	(0.28)	21.62	12.22
2012		17.40	0.25	2.07	2.32	(0.19)	–	(0.19)	19.53	13.38
2011		15 .83	0 .07	1 .70	1 .77	( 0 .20)	–	( 0 .20)	17 .40	11 .28
2010	(g)	15.38	0.02	0.49	0.51	(0.06)	–	(0.06)	15.83	3.34	(d)

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$178,739	1.33%(e),(f)		0.93	%(e)	19.3	%(e)
158,650	1.33	(f)	1.36		42.1
157,471	1.36	(f)	0.98		44.6
121,955	1.37	(f)	0.28		29.3
107,672	1.39	(f)	1.53		52.2
63,894	1.28	(f)	2.88		57.3

3,403	2.20 (e)	,(f)	0.07	(e)	19.3	(e)
3,959	2.20	(f)	0.51		42.1
5,862	2.20	(f)	0.19		44.6
8,942	2 .20	(f)	(0 .53)		29 .3
11,944	2.16	(f)	0.85		52.2
11,502	2.08	(f)	2.18		57.3

28,584	2.11 (e)	,(f)	0.15	(e)	19.3	(e)
28,091	2.11	(f)	0.57		42.1
21,622	2.20	(f)	0.14		44.6
17,554	2.17	(f)	(0 .54)		29.3
12,850	2.15	(f)	0.70		52.2
5,172	1.98	(f)	2.15		57.3

31,920	1.02 (e)	,(f)	1.23	(e)	19.3	(e)
34,291	0.99	(f)	1.69		42.1
22,975	1.03	(f)	1.31		44.6
18,080	1.03	(f)	0.44		29.3
10	1.03 (e)	,(f)	1.37	(e)	52.2	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income		Gain (Loss) on Investment Investment			Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
SHORT-TERM INCOME FUND
Class A shares
2014	(c)	$12 .27	$0 .08	$–	$0 .08	($0 .09)	($0 .01)	($0 .10)	$12 .25	0 .62	%(d)
2013		12.28	0.17	(0.02)	0.15	(0.16)	–	( 0 .16)	12 .27	1 .19
2012		11.97	0.22	0.30	0.52	(0.21)	–	(0.21)	12.28	4.38
2011		12.17	0.27	(0.18)	0.09	(0.29)	–	(0.29)	11.97	0.76
2010		11.84	0.33	0.33	0.66	(0.33)	–	(0.33)	12.17	5.64
2009		11.16	0.41	0.69	1.10	(0.42)	–	(0.42)	11.84	10.06
Class C shares
2014	(c)	12.28	0.03	–	0.03	(0.04)	(0.01)	(0.05)	12.26	0.21	(d)
2013		12.29	0.07	(0.02)	0.05	(0.06)	–	(0.06)	12.28	0.38
2012		11.97	0.12	0.31	0.43	(0.11)	–	(0.11)	12.29	3.62
2011		12.18	0.17	(0.19)	(0.02)	(0.19)	–	(0.19)	11.97	(0.15)
2010		11.85	0.23	0.32	0.55	(0.22)	–	(0.22)	12.18	4.72
2009		11 .17	0 .30	0 .71	1 .01	( 0 .33)	–	( 0 .33)	11 .85	9 .18
Class P shares
2014	(c)	12.27	0.10	(0.01)	0.09	(0.10)	(0.01)	(0.11)	12.25	0.73	(d)
2013		12.28	0.19	(0.02)	0.17	(0.18)	–	(0.18)	12.27	1.41
2012		11.96	0.24	0.31	0.55	(0.23)	–	(0.23)	12.28	4.64
2011		12.16	0.27	(0.16)	0.11	(0.31)	–	( 0 .31)	11 .96	0 .88
2010	(h)	12.13	0.03	0.03	0.06	(0.03)	–	(0.03)	12.16	0.45	(d)
SMALLCAP BLEND FUND
Class A shares
2014	(c)	21.60	(0.02)	1.48	1.46	–	( 1 .56)	( 1 .56)	21 .50	6 .89	(d)
2013		15.50	0.03	6.21	6.24	(0.05)	(0.09)	(0.14)	21.60	40.56
2012		13.76	0.01	1.73	1.74	–	–	–	15.50	12.65
2011		12.99	(0.07)	0.84	0.77	–	–	–	13.76	5.93
2010		10.47	(0.04)	2.56	2.52	–	–	–	12.99	24.07
2009		10.36	–	0.11	0.11	–	–	–	10.47	1.06
Class B shares
2014	(c)	19.95	(0.12)	1.36	1.24	–	(1.56)	(1.56)	19.63	6.32	(d)
2013		14.41	(0.12)	5.75	5.63	–	(0.09)	(0.09)	19.95	39.29
2012		12.91	(0.13)	1.63	1.50	–	–	–	14.41	11.62
2011		12.31	(0.20)	0.80	0.60	–	–	–	12.91	4.87
2010		10.04	(0.18)	2.45	2.27	–	–	–	12.31	22.61
2009		10.05	(0.10)	0.09	(0.01)	–	–	–	10.04	(0.10)
Class C shares
2014	(c)	20.65	(0.10)	1.41	1.31	–	(1.56)	(1.56)	20.40	6.45	(d)
2013		14.89	(0.11)	5.96	5.85	–	(0.09)	(0.09)	20.65	39.51
2012		13.31	(0.09)	1.67	1.58	–	–	–	14.89	11.87
2011		12.67	(0.18)	0.82	0.64	–	–	–	13.31	5.05
2010		10.27	(0.12)	2.52	2.40	–	–	–	12.67	23.37
2009		10.22	(0.05)	0.10	0.05	–	–	–	10.27	0.49

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC. (unaudited)

	Ratio of		Ratio of Net
Net Assets, End of	Expenses to		Investment Income
Period (in	Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$323,438	0.74	%(e)	1.36	%(e)	43.9	%(e)
336,352	0.76		1.36		50.1
359,554	0.77	(f)	1.81		47.9
320,548	0.76	(f)	2.27		43.6
330,516	0.76		2.75		54.7	(g)
135,394	0.83		3.54		40.8

94,104	1.57 (e)	,(f)	0.54	(e)	43.9	(e)
105,547	1.57	(f)	0.55		50.1
99,524	1.58	(f)	1.01		47.9
90,899	1.59	(f)	1.44		43.6
89,598	1.64		1.89		54.7	(g)
42,128	1.67		2.58		40.8

57,014	0.52 (e)	,(f)	1.58	(e)	43.9	(e)
57,343	0.54	(f)	1.58		50.1
41,798	0.61	(f)	1.95		47.9
28,420	0.63	(f)	2.26		43.6
105	0.66 (e)	,(f)	2.51	(e)	54.7 (e)	,(g)

191,844	1.25 (e)	,(f)	(0 .14	) (e)	75.8	(e)
178,336	1.34	(f)	0.17		95.2
130,282	1.37	(f)	0.08		90.2
74,604	1.40	(f)	(0 .50)		76.1
73,302	1.51	(f)	(0 .32)		65.2
61,823	1.65		(0 .01)		89.5

3,027	2.29 (e)	,(f)	(1 .19	) (e)	75.8	(e)
3,541	2 .29	(f)	(0 .71)		95 .2
4,378	2 .31	(f)	(0 .92)		90 .2
3,740	2 .38	(f)	(1 .48)		76 .1
5,809	2 .74	(f)	(1 .55)		65 .2
7,037	2.78		(1 .15)		89.5

15,450	2.08 (e)	,(f)	(0 .98	) (e)	75.8	(e)
12,344	2.08	(f)	(0 .60)		95.2
7,790	2 .09	(f)	(0 .59)		90 .2
2,342	2 .20	(f)	(1 .32)		76 .1
1,546	2 .20	(f)	(1 .01)		65 .2
940	2 .20	(f)	(0 .56)		89 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes approximately $13,017,000 of sales from portfolio realignment from the acquisition of Short-Term Bond Fund.
(h)	Period from September 27, 2010, date shares first offered, through October 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Total
		Value,	Investment and Unrealized Total From			from Net	Dividends	Net Asset			Net Assets, End
		Beginning	Income Gain (Loss) on Investment			Investment	and	Value, End			of Period (in
		of Period (Loss)(a)		Investments Operations		Income	Distributions of Period Total Return(b)				thousands)
TAX-EXEMPT BOND FUND
Class A shares
2014	(c)	$7.00	$0.16	$0.22	$0.38	($0.14)	($0.14)	$7.24	5.53	%(d)	$201,952
2013		7.59	0.31	(0.60)	(0.29)	(0.30)	(0.30)	7.00	(3.86)		206,449
2012		7.10	0.30	0.49	0.79	(0.30)	(0.30)	7.59	11.27		252,046
2011		7.24	0.33	(0.14)	0.19	(0.33)	(0.33)	7.10	2.83		221,693
2010		6.98	0.35	0.24	0.59	(0.33)	(0.33)	7.24	8.66		249,952
2009		6.31	0.35	0.66	1.01	(0.34)	(0.34)	6.98	16.51		244,298
Class B shares
2014	(c)	7.00	0.13	0.22	0.35	(0.11)	(0.11)	7.24	5.11	(d)	767
2013		7.58	0.24	(0.58)	(0.34)	(0.24)	(0.24)	7.00	(4.51)		1,001
2012		7.10	0.24	0.48	0.72	(0.24)	(0.24)	7.58	10.22		2,052
2011		7.24	0.28	(0.15)	0.13	(0.27)	(0.27)	7.10	2.04		2,851
2010		6.98	0.29	0.25	0.54	(0.28)	(0.28)	7.24	7.83		5,877
2009		6.31	0.31	0.66	0.97	(0.30)	(0.30)	6.98	15.71		9,561
Class C shares
2014	(c)	7.02	0.13	0.22	0.35	(0.11)	(0.11)	7.26	5.09	(d)	9,480
2013		7.60	0.25	(0.59)	(0.34)	(0.24)	(0.24)	7.02	(4.50)		8,545
2012		7.12	0.24	0.48	0.72	(0.24)	(0.24)	7.60	10.19		11,127
2011		7.25	0.27	(0.13)	0.14	(0.27)	(0.27)	7.12	2.17		6,973
2010		6.99	0.29	0.25	0.54	(0.28)	(0.28)	7.25	7.81		8,206
2009		6.31	0.29	0.68	0.97	(0.29)	(0.29)	6.99	15.68		6,728

See accompanying notes.

						FINANCIAL HIGHLIGHTS (Continued)
						PRINCIPAL FUNDS, INC. (unaudited)

Ratio of		Ratio of Expenses to				Ratio of Net
Expenses to		Average Net Assets		Ratio of Gross		Investment Income
Average Net		(Excluding Interest		Expenses to Average		to Average Net		Portfolio
Assets		Expense and Fees)		Net Assets		Assets		Turnover Rate

0.82	%(e)	0.79%(e),(f)		0.82%(e),(g)		4.49	%(e)	24.6	%(e)
0.81		0.78	(f)	0.81	(g)	4.15		38.1
0.81		0.78	(f)	0.81	(g)	4.11		24.1
0.86		0.82	(f)	0.86	(g)	4.72		24.2
0.89		0.82	(f)	0.90	(h)	4.86		31.1
0.87		0.79	(f)	0.92	(h)	5.32		75.8

1.63	(e)	1.60 (e)	,(f)	4.52 (e)	,(g)	3.68	(e)	24.6	(e)
1.63		1.60	(f)	3.49	(g)	3.30		38.1
1.63		1.60	(f)	2.42	(g)	3.31		24.1
1.64		1.60	(f)	2.22	(g)	3.99		24.2
1.69		1.62	(f)	2.02	(h)	4.09		31.1
1.55		1.47	(f)	1.90	(h)	4.65		75.8

1.63	(e)	1.60 (e)	,(f)	1.86 (e)	,(g)	3.68	(e)	24.6	(e)
1.63		1.60	(f)	1.87	(g)	3.32		38.1
1.63		1.60	(f)	1.78	(g)	3.28		24.1
1.64		1.60	(f)	1.95	(g)	3.95		24.2
1.69		1.62	(f)	1.95	(h)	4.06		31.1
1.73		1.65	(f)	2.17	(h)	4.42		75.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Excludes expense reimbursement from Manager.
(h)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning		During Period
	Account Value	Ending	November 1, Account Value			Ending	November 1,		Annualized
	November 1,	Account Value	2013 to April		November 1,	Account Value	2013 to April		Expense
	2013	April 30, 2014	30, 2014	(a)	2013	April 30, 2014	30, 2014	(a)	Ratio
Bond & Mortgage Securities Fund
Class A	$1,000.00	$1,022.88	$4.41		$1,000.00	$1,020.43	$4.41		0.88%
Class B	1,000.00	1,018.26	8.01		1,000.00	1,016.86	8.00		1.60
Class C	1,000.00	1,018.49	8.76		1,000.00	1,016.12	8.75		1.75

California Municipal Fund
Class A	1,000.00	1,068.00	4.20		1,000.00	1,020.73	4.11		0.82
Class B	1,000.00	1,062.54	9.56		1,000.00	1,015.52	9.35		1.87
Class C	1,000.00	1,061.59	9.30		1,000.00	1,015.77	9.10		1.82

California Municipal Fund
(Excluding Interest Expense and Fees)
Class A	1,000.00	1,068.00	3.95		1,000.00	1,020.93	3.87		0.77
Class B	1,000.00	1,062.50	9.31		1,000.00	1,015.66	9.14		1.82
Class C	1,000.00	1,061.60	9.05		1,000.00	1,015.91	8.89		1.77

Diversified International Fund
Class A	1,000.00	1,035.44	6.86		1,000.00	1,018.05	6.80		1.36
Class B	1,000.00	1,030.24	12.43		1,000.00	1,012.55	12.33		2.47
Class C	1,000.00	1,031.32	10.48		1,000.00	1,014.48	10.39		2.08
Class P	1,000.00	1,036.85	5.20		1,000.00	1,019.69	5.16		1.03

Equity Income Fund
Class A	1,000.00	1,099.04	4.68		1,000.00	1,020.33	4.51		0.90
Class B	1,000.00	1,093.60	9.34		1,000.00	1,015.87	9.00		1.80
Class C	1,000.00	1,094.81	8.47		1,000.00	1,016.71	8.15		1.63
Class P	1,000.00	1,100.15	3.18		1,000.00	1,021.77	3.06		0.61

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Account Value	2013 to April	November 1,	Account Value	2013 to April	Expense
	2013	April 30, 2014	30, 2014 (a)	2013	April 30, 2014	30, 2014 (a)	Ratio
Global Diversified Income Fund
Class A	$1,000.00	$1,060.28	$5.77	$1,000.00	$1,019.19	$5.66	1.13%
Class C	1,000.00	1,055.20	9.58	1,000.00	1,015.47	9.39	1.88
Class P	1,000.00	1,061.20	4.45	1,000.00	1,020.48	4.36	0.87

Global Diversified Income Fund (Excluding Dividends
and Interest Expense on Shorts and Short Sale Fees)
Class A	1,000.00	1,060.30	5.52	1,000.00	1,019.37	5.42	1.08
Class C	1,000.00	1,055.20	9.33	1,000.00	1,015.61	9.19	1.83
Class P	1,000.00	1,061.20	4.19	1,000.00	1,020.68	4.12	0.82

Global Real Estate Securities Fund
Class A	1,000.00	1,035.19	6.61	1,000.00	1,018.30	6.56	1.31
Class C	1,000.00	1,029.31	10.62	1,000.00	1,014.33	10.54	2.11
Class P	1,000.00	1,037.05	5.20	1,000.00	1,019.69	5.16	1.03

Government & High Quality Bond Fund
Class A	1,000.00	1,013.64	4.09	1,000.00	1,020.73	4.11	0.82
Class B	1,000.00	1,008.60	8.22	1,000.00	1,016.61	8.25	1.65
Class C	1,000.00	1,008.69	8.12	1,000.00	1,016.71	8.15	1.63
Class P	1,000.00	1,014.22	3.50	1,000.00	1,021.32	3.51	0.70

High Yield Fund
Class A	1,000.00	1,045.13	4.61	1,000.00	1,020.28	4.56	0.91
Class B	1,000.00	1,039.22	8.90	1,000.00	1,016.07	8.80	1.76
Class C	1,000.00	1,041.07	8.25	1,000.00	1,016.71	8.15	1.63
Class P	1,000.00	1,046.59	3.20	1,000.00	1,021.67	3.16	0.63

High Yield Fund I
Class A	1,000.00	1,037.09	5.30	1,000.00	1,019.59	5.26	1.05

Income Fund
Class A	1,000.00	1,028.77	4.48	1,000.00	1,020.38	4.46	0.89
Class B	1,000.00	1,023.54	9.53	1,000.00	1,015.37	9.49	1.90
Class C	1,000.00	1,024.58	8.48	1,000.00	1,016.41	8.45	1.69
Class P	1,000.00	1,029.73	3.47	1,000.00	1,021.37	3.46	0.69

Inflation Protection Fund
Class A	1,000.00	1,003.63	4.47	1,000.00	1,020.33	4.51	0.90
Class C	1,000.00	998.93	8.18	1,000.00	1,016.61	8.25	1.65

International Emerging Markets Fund
Class A	1,000.00	960.33	8.65	1,000.00	1,015.97	8.90	1.78
Class B	1,000.00	955.41	13.48	1,000.00	1,011.01	13.86	2.78
Class C	1,000.00	955.45	13.48	1,000.00	1,011.01	13.86	2.78
Class P	1,000.00	962.03	6.66	1,000.00	1,018.00	6.85	1.37

LargeCap Growth Fund
Class A	1,000.00	1,025.04	5.57	1,000.00	1,019.29	5.56	1.11
Class B	1,000.00	1,018.85	11.26	1,000.00	1,013.64	11.23	2.25
Class C	1,000.00	1,020.39	9.67	1,000.00	1,015.22	9.64	1.93
Class P	1,000.00	1,026.77	4.12	1,000.00	1,020.73	4.11	0.82

LargeCap Growth Fund I
Class A	1,000.00	1,035.83	6.31	1,000.00	1,018.60	6.26	1.25

LargeCap S&P 500 Index Fund
Class A	1,000.00	1,080.77	2.63	1,000.00	1,022.27	2.56	0.51
Class C	1,000.00	1,075.75	6.69	1,000.00	1,018.35	6.51	1.30

LargeCap Value Fund
Class A	1,000.00	1,075.26	4.37	1,000.00	1,020.58	4.26	0.85
Class B	1,000.00	1,068.71	10.26	1,000.00	1,014.88	9.99	2.00
Class C	1,000.00	1,070.86	8.73	1,000.00	1,016.36	8.50	1.70

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Account Value	2013 to April	November 1,	Account Value	2013 to April	Expense
	2013	April 30, 2014	30, 2014 (a)	2013	April 30, 2014	30, 2014 (a)	Ratio
MidCap Fund
Class A	$1,000.00	$1,038.44	$5.05	$1,000.00	$1,019.84	$5.01	1.00%
Class B	1,000.00	1,033.06	10.54	1,000.00	1,014.43	10.44	2.09
Class C	1,000.00	1,034.52	8.78	1,000.00	1,016.17	8.70	1.74
Class P	1,000.00	1,040.15	3.49	1,000.00	1,021.37	3.46	0.69

Money Market Fund
Class A	1,000.00	1,000.00	0.84	1,000.00	1,023.95	0.85	0.17
Class B	1,000.00	1,000.00	0.84	1,000.00	1,023.95	0.85	0.17
Class C	1,000.00	1,000.00	0.84	1,000.00	1,023.95	0.85	0.17

Principal Capital Appreciation Fund
Class A	1,000.00	1,077.54	4.33	1,000.00	1,020.63	4.21	0.84
Class B	1,000.00	1,072.06	9.40	1,000.00	1,015.72	9.15	1.83
Class C	1,000.00	1,072.83	8.53	1,000.00	1,016.56	8.30	1.66
Class P	1,000.00	1,078.47	3.30	1,000.00	1,021.62	3.21	0.64

Real Estate Securities Fund
Class A	1,000.00	1,089.72	6.89	1,000.00	1,018.20	6.66	1.33
Class B	1,000.00	1,085.06	11.37	1,000.00	1,013.88	10.99	2.20
Class C	1,000.00	1,085.77	10.91	1,000.00	1,014.33	10.54	2.11
Class P	1,000.00	1,092.01	5.29	1,000.00	1,019.74	5.11	1.02

Short-Term Income Fund
Class A	1,000.00	1,006.22	3.68	1,000.00	1,021.12	3.71	0.74
Class C	1,000.00	1,002.11	7.79	1,000.00	1,017.01	7.85	1.57
Class P	1,000.00	1,007.30	2.59	1,000.00	1,022.22	2.61	0.52

SmallCap Blend Fund
Class A	1,000.00	1,068.87	6.41	1,000.00	1,018.60	6.26	1.25
Class B	1,000.00	1,063.24	11.71	1,000.00	1,013.44	11.43	2.29
Class C	1,000.00	1,064.53	10.65	1,000.00	1,014.48	10.39	2.08

Tax-Exempt Bond Fund
Class A	1,000.00	1,055.30	4.18	1,000.00	1,020.73	4.11	0.82
Class B	1,000.00	1,051.09	8.29	1,000.00	1,016.71	8.15	1.63
Class C	1,000.00	1,050.93	8.29	1,000.00	1,016.71	8.15	1.63

Tax-Exempt Bond Fund
(Excluding Interest Expense and Fees)
Class A	1,000.00	1,055.30	4.03	1,000.00	1,020.83	3.97	0.79
Class B	1,000.00	1,051.10	8.14	1,000.00	1,016.76	8.03	1.60
Class C	1,000.00	1,050.90	8.14	1,000.00	1,016.76	8.03	1.60

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, the Manager since 2011
El Dorado Hills, CA 95762	Senior Vice President, the Manager (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2014, and the Statement of Additional Information dated March 1, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an Amended and Restated Sub-advisory Agreement with Emerald Advisers, Inc. (“Emerald”) related to the SmallCap Growth Fund I; (2) Sub-advisory Agreements with William Blair & Company, LLC (“William Blair”) and Robert W. Baird & Co Incorporated (“Baird”) related to the MidCap Growth Fund III; (3) an Amended and Restated Sub-advisory Agreement with W.H. Reaves & Company, Inc. (“W.H. Reaves”) related to the Global Diversified Income Fund; and (4) a Sub-advisory Agreement with Origin Asset Management LLP (“Origin”) and an Amended and Restated Management Agreement with Principal Management Corporation (the “Manager”) related to the International Fund I.

Emerald Sub-Advisory Agreement

At its December 9, 2013 meeting, the Board considered, for SmallCap Growth Fund I (the “Fund”), the approval of a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Emerald, contingent upon shareholder approval of the merger of the SmallCap Growth Fund II (“Target Fund”), for which Emerald previously served as subadvisor, into the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of Emerald, investment approach of Emerald, the experience and skills of Emerald’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended Emerald based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by Emerald under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical performance of Emerald with respect to the Target Fund for each of the past five calendar years, as compared to a Morningstar peer group and relevant benchmark index. In addition, the Board reviewed the hypothetical one-year, three-year and five-year performance returns as of September 30, 2013 of the Fund assuming Emerald had been a subadvisor, as compared to the Fund’s actual returns, a Morningstar peer group and a relevant benchmark index. The Board also reviewed the risk/return measures of the Fund assuming Emerald had been a subadvisor, as compared to the Fund’s actual risk/return measures for the five-year period ended September 30, 2013. The Board concluded, based on the information provided, that the historical investment performance record of Emerald was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager will compensate Emerald from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes a breakpoint and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found Emerald’s proposed fee to be competitive for this strategy. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and Emerald. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by Emerald when evaluating the subadvisory fee. The Board noted that Emerald may use soft dollars and that Emerald’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, taking into account these potential benefits, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Baird & William Blair Sub-Advisory Agreements

On December 9, 2013, the Board considered for the MidCap Growth Fund III (the “Fund”) the approval of subadvisory agreements (each a “Subadvisory Agreement” and together the “Subadvisory Agreements”) between the Manager and each of Baird and William Blair (together, the “Subadvisors” and each a “Subadvisor”).

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisors, investment approach of the Subadvisors, the experience and skills of the Subadvisors’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended each Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by each Subadvisor under its Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical one-year, three-year, five-year and ten-year performance returns and rankings as of September 30, 2013 of each Subadvisor in funds with investment strategies similar to the investment strategy for the Fund, as compared to a Morningstar peer group and a relevant benchmark index. The Board also reviewed the relevant historical performance for each Subadvisor for each of the past five calendar years as compared to a Morningstar peer group and relevant benchmark index. In addition, the Board reviewed the hypothetical one-year, three-year, five-year and ten-year performance returns as of September 30, 2013 of the Fund assuming Baird and William Blair had been subadvisors, as compared to the Fund’s actual returns, a Morningstar peer group and a relevant benchmark index. The Board concluded, based on the information provided, that the historical investment performance record of each Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee for each Subadvisor, noting that the Manager will compensate the Subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreements. The Board noted that the proposed subadvisory fee schedules include breakpoints and concluded that the subadvisory fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found each Subadvisor’s proposed fee to be competitive for this strategy. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rates were negotiated at arm’s-length between the Manager and the Subadvisor. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisors when evaluating the subadvisory fees. The Board noted that each Subadvisor may use soft dollars and that each Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable and that approval of each Subadvisory Agreement is in the best interests of the Fund.

W.H. Reaves Sub-Advisory Agreement

On December 9, 2013, the Board, on behalf of the Global Diversified Income Fund (the “Fund”), considered for approval an amended and restated subadvisory agreement (the “Subadvisory Agreement”) between the Manager and W.H. Reaves in connection with the proposal to reduce W.H. Reaves’ fee.

The Board reviewed materials received from the Manager regarding the proposed subadvisory fee reduction. The Board considered the Manager’s representation that the subadvisory fee reduction would not reduce the quality or quantity of the services provided by W.H. Reaves to the Fund and that W.H. Reaves’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement, other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2013 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by W.H. Reaves under the Subadvisory Agreement and had concluded, based on the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement.

Origin Sub-Advisory Agreement and Management Agreement with Manager

On March 10, 2014, the Board met to consider for the International Fund I (the “Fund”) (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager, in connection with the proposal to reduce the Manager’s fee effective upon shareholder approval of the proposed change in sub-adviser for the Fund, and (2) the approval of a sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Origin. (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

With respect to the Management Agreement, the Board considered the Manager’s representation that the advisory fee reduction would not reduce the quality or quantity of the services provided by the Manager to the Fund and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management Agreement, other than to the fee schedule.

The Board considered that they had last approved the Management Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2013 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by the Manager under the Management Agreement and had concluded, based on the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the Management Agreement.

In approving the Sub-advisory Agreement, the Board considered various factors, including the following, and made certain findings and conclusions with regard thereto.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of Origin, investment approach of Origin, the experience and skills of Origin’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended Origin based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Origin under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical one-year, three-year and five-year performance returns and rankings as of December 31, 2013 of Origin in an international equity strategy composite, as compared to the Fund’s actual returns, a relevant benchmark index and a relevant Morningstar category. The Board also reviewed Origin’s relevant historical performance for the past five calendar year periods, as well as for an additional period during which the Fund’s current sub-advisers both were managing the Fund. The Board concluded, based on the information provided, that the historical investment performance record of Origin was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager will compensate Origin from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes a breakpoint and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found the Sub-adviser’s proposed fee to be competitive for this strategy. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Origin when evaluating the subadvisory fee. The Board noted that Origin may use soft dollars and that Origin’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, taking into account these potential benefits, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Investing involves risk, including possible loss of principal.

Not authorized for distribution unless preceded or accompanied by a current prospectus, or a summary prospectus if available, that includes information about the Fund’s objectives, risks, charges and expenses.

Please read it carefully before investing.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV381-08 | 06/2014 | t14042100m5
©2014 Principal Financial Services, Inc.

CLASS A, B, & C SHARES

Principal Strategic Asset Management Portfolios and Principal LifeTime Funds

     Semiannual Report for Asset Allocation Investments

April 30, 2014

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

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This Notice applies to:	customers, plan participants or beneficiaries within the
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Please note that in this Notice, “you” refers to only these	x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.	With Others

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YOU	This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal	information may be shared with others for the following
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x in response to a subpoena,
HOW WE COLLECT INFORMATION	x to prevent fraud,
We collect data about you as we do business with you.	x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:	other regulators, or
x Information we obtain when you apply or enroll for	x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial	We also may share personal information:
status; and, when applicable, health history.	x with others that service your accounts, or that perform
x Information we obtain from others. This may include	services on our behalf;
claim reports, medical records, when applicable, credit	x with others with whom we may have joint marketing
reports, property values and similar data.	agreements. These include financial services companies
x Information we obtain through our transactions	(such as other insurance companies, banks or mutual
and experience with you. This includes your claims	fund companies); and
history, payment and investment records, and account	x with other companies with your consent, at your request
values and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-12

01/2014

F445PS-14

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times.We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker, registered representative,consultant or
Several companies within the Principal Financial Group	advisor may have a different privacy policy.
are listed at the top of this Notice. The companies of the
Principal Financial Group are leading providers of	1-800-986-3343
retirement savings, investment, and insurance products.

MM 2458-12

01/2014

F456PS-14

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT	MEDICAL INFORMATION
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-11

01/2014

F445CA-11

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker, registered representative, consultant or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give
you a revised notice when required by law.

BB 9338-11

01/2014

F456CA-11

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	21
Schedules of Investments	29
Financial Highlights (Includes performance information)	52
Shareholder Expense Example	62
Supplemental Information	64

GLOBAL INVESTMENT MANAGEMENT ‡ ASSET ALLOCATION E;3E5TISE ‡ RETIREMENT LEADERSHIP

Nora Everett
President and CEO, Principal Funds

Dear Shareholder,

After posting strong gains in 2013, U.S. and international equity market returns were generally modest through April 2014 at 2.10% and 1.84%, respectively.1 While international markets largely shadowed the U.S., there were exceptions including Japan, portions of Asia, and emerging markets, which suffered the most with moderate losses for the first four months of the year.

Domestically, the Gross Domestic Product (GDP) barely moved in the first quarter. Consumer spending was up 3%. This increase was primarily driven by high utility costs due to an unusually harsh and long-lasting winter and health care cost increases. At the same time, other sectors were weak due to these same extreme winter weather conditions, low inventory growth, as well as falling exports and government spending.

While experiencing volatility in the first two months of 2014, the Standard & Poor’s 500 (S&P 500) ended up moderately at 2.56% as of April 2014.2 Meanwhile, the drop in interest rates helped the bond market, with the Barclays U.S. and Global Aggregate indices up 2.7% and 3.6%, respectively. 3

Although Treasury yields have remained low through the first four months of 2014, better growth is expected to take them higher later this year. Rates on the U.S. Treasury ten-year note fell from 3.03% at year-end 2013 to 2.65% at the end of April 2014.4

Because markets tend to fluctuate, we believe the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes.5 We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.

Investments to help you reach for your goals

Our mutual funds cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road, or closer at hand. You can select individual funds, or you can choose from our suite of asset allocation funds.

We have a long history of commitment to asset allocation investing. In fact, Edge Asset Management, a sub-advisor for our Strategic Asset Management (SAM) Portfolios, will celebrate its 75th anniversary later this year. EDGE has distinguished itself as a manager of one of the first mutual funds in the industry, among other things. Watch for more information in the Summer 2014 issue of The Principal Perspective.

Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your business.

Nora Everett, President and CEO
Principal Funds

1Broad U.S. equity market: Russell 3000® Index; International equities: MSCI World (ex-USA) Index.

2S&P 500.

3Barclays U.S.; Global Aggregate.

4U.S. Treasury.

5Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2010 Fund		2020 Fund		2030 Fund
Investment in affiliated Funds--at cost	$1,479,530		$5,812,640		$5,601,348
Assets
Investment in affiliated Funds--at value	$1,665,558		$6,670,160		$6,593,500
Receivables:
Dividends and interest	1,083		2,419		1,868
Expense reimbursement from Manager	1		3		4
Expense reimbursement from Distributor	2		7		8
Fund shares sold	209		2,449		2,520
Total Assets	1,666,853		6,675,038		6,597,900
Liabilities
Accrued management and investment advisory fees	41		162		161
Accrued administrative service fees	14		53		48
Accrued distribution fees	89		316		322
Accrued service fees	59		236		217
Accrued transfer agent fees	34		115		158
Accrued directors' expenses	5		5		4
Accrued other expenses	2		4		3
Payables:
Fund shares redeemed	1,051		1,331		1,309
Total Liabilities	1,295		2,222		2,222
Net Assets Applicable to Outstanding Shares	$1,665,558		$6,672,816		$6,595,678
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,535,102		$5,607,799		$5,363,148
Accumulated undistributed (overdistributed) net investment income (loss)	3,546		6,346		3,627
Accumulated undistributed (overdistributed) net realized gain (loss)	(59,118)		201,151		236,751
Net unrealized appreciation (depreciation) of investments	186,028		857,520		992,152
Total Net Assets	$1,665,558		$6,672,816		$6,595,678
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		1,125,000		1,225,000
Net Asset Value Per Share:
Class A: Net Assets	$43,841		$121,600		$109,576
Shares Issued and Outstanding	3,265		8,371		7,462
Net Asset Value per share	$13.43		$14.53		$14.68
Maximum Offering Price	$13.95		$15.38		$15.53
Class B: Net Assets	N/A		$3,507		$3,723
Shares Issued and Outstanding			239		250
Net Asset Value per share			$14.67	(a)	$14.87	(a)
Class J: Net Assets	$244,118		$836,066		$937,277
Shares Issued and Outstanding	18,342		58,107		64,144
Net Asset Value per share	$13.31	(a)	$14.39	(a)	$14.61	(a)
Institutional: Net Assets	$1,089,297		$4,558,387		$4,479,351
Shares Issued and Outstanding	81,567		315,475		305,876
Net Asset Value per share	$13.35		$14.45		$14.64
R-1: Net Assets	$16,468		$55,166		$45,658
Shares Issued and Outstanding	1,240		3,840		3,136
Net Asset Value per share	$13.28		$14.37		$14.56
R-2: Net Assets	$18,212		$76,887		$73,094
Shares Issued and Outstanding	1,372		5,365		5,019
Net Asset Value per share	$13.27		$14.33		$14.56
R-3: Net Assets	$77,237		$309,417		$274,345
Shares Issued and Outstanding	5,831		21,590		18,801
Net Asset Value per share	$13.25		$14.33		$14.59
R-4: Net Assets	$66,261		$255,220		$234,550
Shares Issued and Outstanding	4,994		17,784		15,661
Net Asset Value per share	$13.27		$14.35		$14.98
R-5: Net Assets	$110,124		$456,566		$438,104
Shares Issued and Outstanding	8,281		31,731		29,945
Net Asset Value per share	$13.30		$14.39		$14.63

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

					Principal
	Principal LifeTime		Principal LifeTime		LifeTime Strategic
Amounts in thousands, except per share amounts	2040 Fund		2050 Fund		Income Fund
Investment in affiliated Funds--at cost	$3,498,897		$1,703,603		$727,113
Assets
Investment in affiliated Funds--at value	$4,205,329		$2,038,909		$798,073
Receivables:
Dividends and interest	903		421		695
Expense reimbursement from Manager	5		6		3
Expense reimbursement from Distributor	4		1		1
Fund shares sold	1,569		1,656		79
Total Assets	4,207,810		2,040,993		798,851
Liabilities
Accrued management and investment advisory fees	103		49		19
Accrued administrative service fees	31		16		7
Accrued distribution fees	194		75		37
Accrued service fees	138		70		26
Accrued transfer agent fees	114		57		17
Accrued directors' expenses	5		2		2
Accrued other expenses	14		12		1
Payables:
Fund shares redeemed	854		337		1,052
Total Liabilities	1,453		618		1,161
Net Assets Applicable to Outstanding Shares	$4,206,357		$2,040,375		$797,690
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,331,870		$1,620,387		$759,665
Accumulated undistributed (overdistributed) net investment income (loss)	1,144		558		2,456
Accumulated undistributed (overdistributed) net realized gain (loss)	166,911		84,124		(35,391)
Net unrealized appreciation (depreciation) of investments	706,432		335,306		70,960
Total Net Assets	$4,206,357		$2,040,375		$797,690
Capital Stock (par value: $.01 per share):
Shares authorized	1,050,000		825,000		750,000
Net Asset Value Per Share:
Class A: Net Assets	$76,432		$57,268		$31,684
Shares Issued and Outstanding	5,136		3,900		2,627
Net Asset Value per share	$14.88		$14.68		$12.06
Maximum Offering Price	$15.75		$15.53		$12.53
Class B: Net Assets	$3,121		$939		$344
Shares Issued and Outstanding	210		64		29
Net Asset Value per share	$14.89	(a)	$14.67	(a)	$12.04	(a)
Class J: Net Assets	$528,423		$142,529		$74,551
Shares Issued and Outstanding	35,261		9,963		6,247
Net Asset Value per share	$14.99	(a)	$14.31	(a)	$11.93	(a)
Institutional: Net Assets	$2,922,612		$1,495,724		$565,292
Shares Issued and Outstanding	193,762		102,333		47,146
Net Asset Value per share	$15.08		$14.62		$11.99
R-1: Net Assets	$33,414		$16,745		$8,653
Shares Issued and Outstanding	2,233		1,155		723
Net Asset Value per share	$14.96		$14.50		$11.96
R-2: Net Assets	$52,694		$30,807		$9,863
Shares Issued and Outstanding	3,525		2,128		824
Net Asset Value per share	$14.95		$14.48		$11.97
R-3: Net Assets	$159,606		$74,722		$38,850
Shares Issued and Outstanding	10,685		5,155		3,269
Net Asset Value per share	$14.94		$14.50		$11.88
R-4: Net Assets	$154,636		$73,103		$20,441
Shares Issued and Outstanding	10,345		5,027		1,717
Net Asset Value per share	$14.95		$14.54		$11.91
R-5: Net Assets	$275,419		$148,538		$48,012
Shares Issued and Outstanding	18,329		10,195		4,009
Net Asset Value per share	$15.03		$14.57		$11.98

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	SAM Balanced		SAM Conservative		SAM Conservative
Amounts in thousands, except per share amounts	Portfolio		Balanced Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$3,773,729		$1,359,199		$2,414,140
Assets
Investment in affiliated Funds--at value	$4,725,839		$1,574,871		$3,173,814
Receivables:
Dividends and interest	4,461		2,456		971
Expense reimbursement from Manager	–		13		–
Expense reimbursement from Distributor	8		4		4
Fund shares sold	3,262		1,653		1,963
Total Assets	4,733,570		1,578,997		3,176,752
Liabilities
Accrued management and investment advisory fees	1,190		396		799
Accrued administrative service fees	8		3		5
Accrued distribution fees	1,261		405		896
Accrued service fees	49		17		29
Accrued transfer agent fees	695		193		585
Accrued directors' expenses	4		2		3
Accrued other expenses	54		22		42
Payables:
Fund shares redeemed	2,742		1,654		2,512
Total Liabilities	6,003		2,692		4,871
Net Assets Applicable to Outstanding Shares	$4,727,567		$1,576,305		$3,171,881
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,737,860		$1,348,110		$2,359,172
Accumulated undistributed (overdistributed) net investment income (loss)	2,010		1,912		2,263
Accumulated undistributed (overdistributed) net realized gain (loss)	35,587		10,611		50,772
Net unrealized appreciation (depreciation) of investments	952,110		215,672		759,674
Total Net Assets	$4,727,567		$1,576,305		$3,171,881
Capital Stock (par value: $.01 per share):
Shares authorized	1,825,000		1,625,000		1,825,000
Net Asset Value Per Share:
Class A: Net Assets	$2,009,678		$468,131		$1,447,077
Shares Issued and Outstanding	126,898		38,662		80,255
Net Asset Value per share	$15.84		$12.11		$18.03
Maximum Offering Price	$16.76		$12.81		$19.08
Class B: Net Assets	$90,157		$15,876		$68,627
Shares Issued and Outstanding	5,697		1,309		3,919
Net Asset Value per share	$15.83	(a)	$12.13	(a)	$17.51	(a)
Class C: Net Assets	$693,734		$230,346		$533,692
Shares Issued and Outstanding	44,305		19,193		31,226
Net Asset Value per share	$15.66	(a)	$12.00	(a)	$17.09	(a)
Class J: Net Assets	$918,784		$499,425		$465,969
Shares Issued and Outstanding	59,564		41,696		26,548
Net Asset Value per share	$15.43	(a)	$11.98	(a)	$17.55	(a)
Institutional: Net Assets	$777,482		$282,433		$511,740
Shares Issued and Outstanding	49,709		23,513		28,869
Net Asset Value per share	$15.64		$12.01		$17.73
R-1: Net Assets	$4,044		$2,926		$4,289
Shares Issued and Outstanding	259		244		245
Net Asset Value per share	$15.61		$11.97		$17.51
R-2: Net Assets	$9,593		$3,131		$8,211
Shares Issued and Outstanding	616		260		469
Net Asset Value per share	$15.56		$12.03		$17.51
R-3: Net Assets	$65,999		$22,293		$27,808
Shares Issued and Outstanding	4,233		1,859		1,586
Net Asset Value per share	$15.59		$11.99		$17.53
R-4: Net Assets	$51,839		$15,799		$22,163
Shares Issued and Outstanding	3,318		1,317		1,254
Net Asset Value per share	$15.62		$12.00		$17.67
R-5: Net Assets	$106,257		$35,945		$82,305
Shares Issued and Outstanding	6,801		2,995		4,670
Net Asset Value per share	$15.62		$12.00		$17.62

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	SAM Flexible		SAM Strategic
Amounts in thousands, except per share amounts	Income Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost	$1,726,714		$1,470,987
Assets
Investment in affiliated Funds--at value	$1,919,511		$1,962,753
Receivables:
Dividends and interest	4,000		–
Expense reimbursement from Distributor	5		2
Fund shares sold	6,250		822
Total Assets	1,929,766		1,963,577
Liabilities
Accrued management and investment advisory fees	483		495
Accrued administrative service fees	1		3
Accrued distribution fees	534		572
Accrued service fees	9		16
Accrued transfer agent fees	225		483
Accrued directors' expenses	2		3
Accrued other expenses	28		53
Payables:
Dividends payable	3,505		–
Fund shares redeemed	1,254		1,035
Total Liabilities	6,041		2,660
Net Assets Applicable to Outstanding Shares	$1,923,725		$1,960,917
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,724,481		$1,413,490
Accumulated undistributed (overdistributed) net investment income (loss)	716		8,386
Accumulated undistributed (overdistributed) net realized gain (loss)	5,731		47,275
Net unrealized appreciation (depreciation) of investments	192,797		491,766
Total Net Assets	$1,923,725		$1,960,917
Capital Stock (par value: $.01 per share):
Shares authorized	1,725,000		2,025,000
Net Asset Value Per Share:
Class A: Net Assets	$748,788		$964,314
Shares Issued and Outstanding	60,171		46,786
Net Asset Value per share	$12.44		$20.61
Maximum Offering Price	$12.92		$21.81
Class B: Net Assets	$19,043		$53,663
Shares Issued and Outstanding	1,528		2,763
Net Asset Value per share	$12.46	(a)	$19.42	(a)
Class C: Net Assets	$281,482		$326,050
Shares Issued and Outstanding	22,812		16,899
Net Asset Value per share	$12.34	(a)	$19.29	(a)
Class J: Net Assets	$653,631		$268,488
Shares Issued and Outstanding	52,905		13,356
Net Asset Value per share	$12.35	(a)	$20.10	(a)
Institutional: Net Assets	$177,095		$271,190
Shares Issued and Outstanding	14,271		13,386
Net Asset Value per share	$12.41		$20.26
R-1: Net Assets	$788		$4,028
Shares Issued and Outstanding	64		201
Net Asset Value per share	$12.37		$20.00
R-2: Net Assets	$1,370		$4,926
Shares Issued and Outstanding	111		246
Net Asset Value per share	$12.39		$20.04
R-3: Net Assets	$11,060		$18,021
Shares Issued and Outstanding	893		898
Net Asset Value per share	$12.39		$20.06
R-4: Net Assets	$10,986		$17,401
Shares Issued and Outstanding	887		863
Net Asset Value per share	$12.39		$20.17
R-5: Net Assets	$19,482		$32,836
Shares Issued and Outstanding	1,572		1,632
Net Asset Value per share	$12.39		$20.12

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Fund	2020 Fund	2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$26,315	$111,731	$112,307
Total Income	26,315	111,731	112,307
Expenses:
Management and investment advisory fees	248	969	951
Distribution fees - Class A	54	149	133
Distribution fees - Class B	N/A	18	19
Distribution fees - Class J	373	1,259	1,404
Distribution fees - R-1	30	97	80
Distribution fees - R-2	29	113	109
Distribution fees - R-3	96	372	334
Distribution fees - R-4	34	131	120
Administrative service fees - R-1	24	78	64
Administrative service fees - R-2	19	76	73
Administrative service fees - R-3	27	104	93
Administrative service fees - R-4	10	39	36
Administrative service fees - R-5	6	22	21
Registration fees - Class A	9	11	11
Registration fees - Class B	N/A	8	8
Registration fees - Class J	10	21	22
Registration fees - Institutional	11	23	30
Service fees - R-1	22	69	57
Service fees - R-2	24	95	91
Service fees - R-3	96	372	334
Service fees - R-4	84	326	299
Service fees - R-5	137	555	525
Shareholder reports - Class A	2	4	5
Shareholder reports - Class J	7	25	34
Shareholder reports - Institutional	1	1	2
Transfer agent fees - Class A	25	70	71
Transfer agent fees - Class B	N/A	6	6
Transfer agent fees - Class J	51	175	252
Transfer agent fees - Institutional	4	11	5
Directors' expenses	14	52	50
Professional fees	9	12	12
Other expenses	10	35	34
Total Gross Expenses	1,466	5,298	5,285
Less: Reimbursement from Manager - Class A	9	10	18
Less: Reimbursement from Manager - Class B	N/A	12	13
Less: Reimbursement from Distributor - Class J	84	283	315
Total Net Expenses	1,373	4,993	4,939
Net Investment Income (Loss)	24,942	106,738	107,368

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	24,262	92,532	78,912
Capital gain distribution received from affiliated Funds	19,052	116,757	162,907
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(8,089)	(45,908)	(65,857)
Net Realized and Unrealized Gain (Loss) on Investments	35,225	163,381	175,962
Net Increase (Decrease) in Net Assets Resulting from Operations	$60,167	$270,119	$283,330

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

			Principal
	Principal LifeTime	Principal LifeTime	LifeTime Strategic
Amounts in thousands	2040 Fund	2050 Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$69,854	$33,459	$12,521
Total Income	69,854	33,459	12,521
Expenses:
Management and investment advisory fees	605	290	116
Distribution fees - Class A	91	67	39
Distribution fees - Class B	16	5	2
Distribution fees - Class J	788	207	114
Distribution fees - R-1	58	29	15
Distribution fees - R-2	80	45	14
Distribution fees - R-3	193	88	48
Distribution fees - R-4	78	36	11
Administrative service fees - R-1	47	23	13
Administrative service fees - R-2	54	30	10
Administrative service fees - R-3	54	24	13
Administrative service fees - R-4	23	11	3
Administrative service fees - R-5	13	7	2
Registration fees - Class A	10	11	9
Registration fees - Class B	8	8	8
Registration fees - Class J	18	11	9
Registration fees - Institutional	29	21	12
Service fees - R-1	42	20	11
Service fees - R-2	67	37	12
Service fees - R-3	193	89	48
Service fees - R-4	194	90	27
Service fees - R-5	328	174	57
Shareholder reports - Class A	5	4	1
Shareholder reports - Class J	25	9	3
Shareholder reports - Institutional	3	3	1
Transfer agent fees - Class A	54	46	21
Transfer agent fees - Class B	6	4	3
Transfer agent fees - Class J	206	106	21
Transfer agent fees - Institutional	3	2	1
Directors' expenses	31	15	7
Professional fees	10	9	8
Other expenses	21	10	4
Total Gross Expenses	3,353	1,531	663
Less: Reimbursement from Manager - Class A	23	27	11
Less: Reimbursement from Manager - Class B	13	12	11
Less: Reimbursement from Distributor - Class J	176	46	26
Total Net Expenses	3,141	1,446	615
Net Investment Income (Loss)	66,713	32,013	11,906

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	56,723	28,763	3,841
Capital gain distribution received from affiliated Funds	112,372	56,531	4,988
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	(46,908)	(21,926)	2,803
Net Realized and Unrealized Gain (Loss) on Investments	122,187	63,368	11,632
Net Increase (Decrease) in Net Assets Resulting from Operations	$188,900	$95,381	$23,538

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$72,723	$25,446	$45,794
Total Income	72,723	25,446	45,794
Expenses:
Management and investment advisory fees	7,063	2,328	4,756
Distribution fees - Class A	2,431	562	1,752
Distribution fees - Class B	525	91	402
Distribution fees - Class C	3,339	1,083	2,593
Distribution fees - Class J	1,386	736	691
Distribution fees - R-1	7	6	7
Distribution fees - R-2	14	5	12
Distribution fees - R-3	80	26	34
Distribution fees - R-4	26	8	11
Administrative service fees - R-1	6	5	6
Administrative service fees - R-2	9	3	8
Administrative service fees - R-3	22	7	9
Administrative service fees - R-4	8	3	3
Administrative service fees - R-5	5	2	4
Registration fees - Class A	26	17	19
Registration fees - Class B	8	8	8
Registration fees - Class C	15	11	11
Registration fees - Class J	24	18	18
Registration fees - Institutional	11	9	10
Service fees - R-1	5	5	5
Service fees - R-2	11	4	10
Service fees - R-3	80	26	34
Service fees - R-4	65	21	27
Service fees - R-5	117	39	91
Shareholder reports - Class A	90	21	73
Shareholder reports - Class B	16	3	13
Shareholder reports - Class C	26	9	26
Shareholder reports - Class J	22	10	11
Shareholder reports - Institutional	1	–	–
Transfer agent fees - Class A	762	174	592
Transfer agent fees - Class B	87	17	72
Transfer agent fees - Class C	231	76	209
Transfer agent fees - Class J	192	107	114
Transfer agent fees - Institutional	2	1	1
Directors' expenses	37	12	25
Professional fees	8	7	8
Other expenses	25	8	17
Total Gross Expenses	16,782	5,468	11,682
Less: Reimbursement from Manager - Class A	–	61	–
Less: Reimbursement from Manager - Class B	–	22	–
Less: Reimbursement from Manager - Class C	–	24	–
Less: Reimbursement from Distributor - Class J	312	164	154
Total Net Expenses	16,470	5,197	11,528
Net Investment Income (Loss)	56,253	20,249	34,266

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	828	(502)	785
Capital gain distribution received from affiliated Funds	106,901	25,198	92,152
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	32,592	11,309	23,668
Net Realized and Unrealized Gain (Loss) on Investments	140,321	36,005	116,605
Net Increase (Decrease) in Net Assets Resulting from Operations	$196,574	$56,254	$150,871

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2014 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$33,883	$28,265
Total Income	33,883	28,265
Expenses:
Management and investment advisory fees	2,840	2,968
Distribution fees - Class A	903	1,173
Distribution fees - Class B	109	313
Distribution fees - Class C	1,321	1,605
Distribution fees - Class J	954	410
Distribution fees - R-1	1	7
Distribution fees - R-2	2	7
Distribution fees - R-3	14	24
Distribution fees - R-4	6	8
Administrative service fees - R-1	1	6
Administrative service fees - R-2	1	5
Administrative service fees - R-3	4	7
Administrative service fees - R-4	2	2
Administrative service fees - R-5	1	1
Registration fees - Class A	25	14
Registration fees - Class B	8	8
Registration fees - Class C	12	10
Registration fees - Class J	23	12
Registration fees - Institutional	8	9
Service fees - R-1	1	5
Service fees - R-2	2	6
Service fees - R-3	14	24
Service fees - R-4	15	20
Service fees - R-5	22	37
Shareholder reports - Class A	27	61
Shareholder reports - Class B	3	11
Shareholder reports - Class C	11	20
Shareholder reports - Class J	11	9
Shareholder reports - Institutional	1	–
Transfer agent fees - Class A	233	477
Transfer agent fees - Class B	20	61
Transfer agent fees - Class C	92	155
Transfer agent fees - Class J	124	82
Transfer agent fees - Institutional	2	1
Directors' expenses	15	15
Professional fees	8	7
Other expenses	10	10
Total Gross Expenses	6,846	7,590
Less: Reimbursement from Distributor - Class J	213	92
Total Net Expenses	6,633	7,498
Net Investment Income (Loss)	27,250	20,767

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds	(295)	654
Capital gain distribution received from affiliated Funds	20,885	78,701
Change in unrealized appreciation/depreciation of:
Investments in affiliated Funds	18,031	(735)
Net Realized and Unrealized Gain (Loss) on Investments	38,621	78,620
Net Increase (Decrease) in Net Assets Resulting from Operations	$65,871	$99,387

See accompanying notes.

9

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands															Principal LifeTime 2010 Fund

															Period Ended	Year Ended
															April 30, 2014	October 31, 2013
Operations
Net investment income (loss)															$24,942	$38,308
Net realized gain (loss) on investments															43,314	24,080
Change in unrealized appreciation/depreciation of investments															(8,089)	109,666
			Net Increase (Decrease) in Net Assets Resulting from Operations												60,167	172,054

Dividends and Distributions to Shareholders
From net investment income															(31,301)	(39,103)
									Total Dividends and Distributions						(31,301)	(39,103)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(30,999)	(175,926)
							Total Increase (Decrease) in Net Assets								(2,133)	(42,975)

Net Assets
Beginning of period															1,667,691	1,710,666
End of period (including undistributed net investment income as set forth below)															$1,665,558	$1,667,691
Undistributed (overdistributed) net investment income (loss)															$3,546	$9,905

	Class A Class J Institutional R-1								R -2		R -3		R -4		R -5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$4,096		$21,374		$31,318		$646		$1,036		$10,678		$5,269		$7,692
Reinvested	725		4,074		21,842		196		246		1,143		1,121		1,925
Redeemed	(3,764)		(21,189)		(75,310)		(3,139)		(4,223)		(12,334)		(9,658)		(14,763)
Net Increase (Decrease)	$1,057		$4,259		$(22,150	) $	(2,297	) $	(2,941	) $	(513	) $	(3,268	) $	(5,146)
Shares:
Sold	310		1,627		2,371		49		79		817		402		587
Reinvested	55		312		1,668		15		19		88		86		148
Redeemed	(285)		(1,611)		(5,713)		(240)		(323)		(942)		(735)		(1,124)
Net Increase (Decrease)	80		328		(1,674)		(176)		(225)		(37)		(247)		(389)
Year Ended October 31, 2013
Dollars:
Sold	$8,710		$41,639		$55,620		$1,405		$2,443		$17,398		$13,737		$25,035
Reinvested	765		4,571		27,792		300		392		1,442		1,310		2,520
Redeemed	(8,818)		(42,973)		(227,056)		(5,323)		(9,829)		(28,575)		(20,597)		(37,834)
Net Increase (Decrease)	$657		$3,237 $ (143,644)				$(3,618)		$(6,994	) $	(9,735	) $	(5,550) $ (10,279)
Shares:
Sold	692		3,352		4,466		114		197		1,397		1,111		2,014
Reinvested	63		381		2,309		25		33		121		109		210
Redeemed	(701)		(3,443)		(18,203)		(430)		(798)		(2,313)		(1,667)		(3,041)
Net Increase (Decrease)	54		290		(11,428)		(291)		(568)		(795)		(447)		(817)

Distributions:
Period Ended April 30, 2014
From net investment
income	$(729	) $	(4,076	) $	(21,865	) $	(196	) $	(246	) $	(1,143	) $	(1,121	) $	(1,925)
From net realized gain on
investments	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(729	) $	(4,076	) $	(21,865	) $	(196	) $	(246	) $	(1,143	) $	(1,121	) $	(1,925)
Year Ended October 31, 2013
From net investment
income	$(770	) $	(4,576	) $	(27,793	) $	(300	) $	(392	) $	(1,442	) $	(1,310	) $	(2,520)
From net realized gain on
investments	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(770	) $	(4,576	) $	(27,793	) $	(300	) $	(392	) $	(1,442	) $	(1,310	) $	(2,520)

See accompanying notes.

10

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2020 Fund

Period Ended	Year Ended
April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$106,738	$124,655
Net realized gain (loss) on investments	209,289	211,144
Change in unrealized appreciation/depreciation of investments	(45,908)	531,150
Net Increase (Decrease) in Net Assets Resulting from Operations	270,119	866,949

Dividends and Distributions to Shareholders
From net investment income	(118,013)	(124,847)
From net realized gain on investments	(65,974)	–
Total Dividends and Distributions	(183,987)	(124,847)

Capital Share Transactions
Net increase (decrease) in capital share transactions	202,296	23,505
Total Increase (Decrease) in Net Assets	288,428	765,607

Net Assets
Beginning of period	6,384,388	5,618,781
End of period (including undistributed net investment income as set forth below)	$6,672,816	$6,384,388
Undistributed (overdistributed) net investment income (loss)	$	6,346	$17,621

Class A Class B	Class J Institutional	R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$14,583	$50	$70,633	$168,197	$3,102	$4,918	$28,383	$14,258	$36,007
Reinvested	3,114	58	21,430	129,850	1,165	1,740	7,295	7,117	12,001
Redeemed	(16,049)	(812)	(50,153)	(144,405)	(7,906)	(9,791)	(21,947)	(33,153)	(37,389)
Net Increase (Decrease)	$1,648	$(704	) $	41,910	$153,642	$(3,639	) $	(3,133	) $	13,731	$(11,778) $	10,619
Shares:
Sold	1,012	4	4,962	11,739	218	346	2,006	1,005	2,540
Reinvested	218	4	1,513	9,131	83	123	517	504	847
Redeemed	(1,119)	(56)	(3,525)	(10,105)	(557)	(692)	(1,554)	(2,344)	(2,620)
Net Increase (Decrease)	111	(48)	2,950	10,765	(256)	(223)	969	(835)	767
Year Ended October 31, 2013
Dollars:
Sold	$20,090	$156 $ 130,182	$306,456	$5,211	$10,207	$50,883	$53,603	$67,390
Reinvested	1,987	49	13,476	90,374	910	1,211	4,674	4,112	8,043
Redeemed	(17,185)	(2,706)	(106,907)	(411,481)	(18,281)	(19,882)	(61,714)	(36,750)	(70,603)
Net Increase (Decrease)	$4,892	$(2,501	) $	36,751	$(14,651) $ (12,160) $	(8,464	) $	(6,157) $	20,965	$4,830
Shares:
Sold	1,501	11	9,857	23,058	396	778	3,842	4,064	5,049
Reinvested	157	4	1,071	7,161	72	96	373	328	639
Redeemed	(1,282)	(202)	(8,044)	(31,230)	(1,382)	(1,511)	(4,687)	(2,772)	(5,365)
Net Increase (Decrease)	376	(187)	2,884	(1,011)	(914)	(637)	(472)	1,620	323

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,908	) $	(19) $(13,256) $	(85,225) $	(573	) $	(939	) $	(4,230) $	(4,347	) $	(7,516)
From net realized gain on
investments	(1,219)	(39)	(8,179)	(44,824)	(592)	(801)	(3,065)	(2,770)	(4,485)
Total Dividends and
Distributions	$(3,127	) $	(58	) $	(21,435) $ (130,049) $	(1,165	) $	(1,740	) $	(7,295) $	(7,117) $ (12,001)
Year Ended October 31, 2013
From net investment
income	$(1,989	) $	(50) $(13,484) $	(90,374) $	(910	) $	(1,211	) $	(4,674) $	(4,112	) $	(8,043)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(1,989	) $	(50) $(13,484) $	(90,374) $	(910	) $	(1,211	) $	(4,674) $	(4,112	) $	(8,043)

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2030 Fund

Period Ended	Year Ended
April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$107,368	$116,057
Net realized gain (loss) on investments	241,819	198,649
Change in unrealized appreciation/depreciation of investments	(65,857)	664,474
Net Increase (Decrease) in Net Assets Resulting from Operations	283,330	979,180

Dividends and Distributions to Shareholders
From net investment income	(116,319)	(112,077)
From net realized gain on investments	(82,514)	–
Total Dividends and Distributions	(198,833)	(112,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions	285,772	113,024
Total Increase (Decrease) in Net Assets	370,269	980,127

Net Assets
Beginning of period	6,225,409	5,245,282
End of period (including undistributed net investment income as set forth below)	$6,595,678	$6,225,409
Undistributed (overdistributed) net investment income (loss)	$	3,627	$12,578

Class A Class B Class J Institutional R-1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$13,754	$2	$75,557	$212,214	$2,512	$5,534	$20,288	$13,699	$38,088
Reinvested	3,119	75	26,421	138,868	1,116	1,907	7,360	7,168	12,515
Redeemed	(13,734)	(442)	(45,111)	(125,428)	(5,942)	(11,505)	(21,101)	(35,889)	(35,273)
Net Increase (Decrease)	$3,139	$(365	) $	56,867	$225,654	$(2,314	) $	(4,064	) $	6,547	$(15,022) $	15,330
Shares:
Sold	944	–	5,217	14,595	174	384	1,405	924	2,643
Reinvested	215	5	1,834	9,618	78	133	512	486	868
Redeemed	(946)	(30)	(3,121)	(8,639)	(414)	(798)	(1,470)	(2,438)	(2,424)
Net Increase (Decrease)	213	(25)	3,930	15,574	(162)	(281)	447	(1,028)	1,087
Year Ended October 31, 2013
Dollars:
Sold	$17,439	$69 $ 152,796 $	347,660	$5,594	$11,118	$47,155	$44,555	$70,067
Reinvested	1,619	43	13,246	81,046	706	1,108	3,878	3,520	6,890
Redeemed	(12,701)	(2,135)	(93,821)	(390,217)	(19,779)	(24,161)	(55,082)	(33,813)	(63,776)
Net Increase (Decrease)	$6,357	$(2,023	) $	72,221	$38,489	$(13,479) $ (11,935) $	(4,049) $	14,262	$13,181
Shares:
Sold	1,310	5	11,546	26,209	422	846	3,556	3,297	5,222
Reinvested	129	3	1,061	6,484	57	89	311	275	551
Redeemed	(950)	(159)	(7,050)	(29,706)	(1,494)	(1,849)	(4,176)	(2,477)	(4,845)
Net Increase (Decrease)	489	(151)	5,557	2,987	(1,015)	(914)	(309)	1,095	928

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,728) $	(24) $(14,799) $	(83,448) $	(489	) $	(911	) $	(3,842) $	(3,955	) $	(7,123)
From net realized gain on
investments	(1,398)	(51)	(11,625)	(55,692)	(627)	(998)	(3,518)	(3,213)	(5,392)
Total Dividends and
Distributions	$(3,126) $	(75) $(26,424) $ (139,140) $	(1,116	) $	(1,909	) $	(7,360) $	(7,168) $ (12,515)
Year Ended October 31, 2013
From net investment
income	$(1,625) $	(43) $(13,261) $	(81,046) $	(706	) $	(1,108	) $	(3,878) $	(3,520	) $	(6,890)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$(1,625) $	(43) $(13,261) $	(81,046) $	(706	) $	(1,108	) $	(3,878) $	(3,520	) $	(6,890)

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2040 Fund

Period Ended	Year Ended
April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$	66,713	$68,562
Net realized gain (loss) on investments	169,095	128,711
Change in unrealized appreciation/depreciation of investments	(46,908)	496,563
Net Increase (Decrease) in Net Assets Resulting from Operations	188,900	693,836

Dividends and Distributions to Shareholders
From net investment income	(70,619)	(66,204)
From net realized gain on investments	(96,482)	–
Total Dividends and Distributions	(167,101)	(66,204)

Capital Share Transactions
Net increase (decrease) in capital share transactions	252,901	101,141
Total Increase (Decrease) in Net Assets	274,700	728,773

Net Assets
Beginning of period	3,931,657	3,202,884
End of period (including undistributed net investment income as set forth below)	$4,206,357	$3,931,657
Undistributed (overdistributed) net investment income (loss)	$	1,144	$5,050

Class A Class B	Class J Institutional	R -1	R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$9,213	$16	$50,505	$154,061	$1,952	$4,116	$15,524	$15,389	$27,745
Reinvested	2,884	100	19,807	118,374	1,166	2,005	5,843	6,455	10,456
Redeemed	(6,047)	(331)	(29,465)	(82,178)	(3,748)	(9,762)	(14,432)	(21,675)	(25,072)
Net Increase (Decrease)	$6,050	$(215	) $	40,847	$190,257	$(630	) $	(3,641	) $	6,935	$169	$13,129
Shares:
Sold	623	1	3,399	10,268	131	278	1,047	1,035	1,873
Reinvested	196	7	1,340	7,954	79	136	397	438	706
Redeemed	(410)	(22)	(1,982)	(5,475)	(253)	(658)	(978)	(1,477)	(1,671)
Net Increase (Decrease)	409	(14)	2,757	12,747	(43)	(244)	466	(4)	908
Year Ended October 31, 2013
Dollars:
Sold	$12,739	$86	$92,643	$266,865	$4,814	$11,500	$29,183	$30,935	$58,164
Reinvested	1,018	35	6,751	48,977	451	730	2,121	2,214	3,900
Redeemed	(9,164)	(1,437)	(51,485)	(269,047)	(15,877)	(13,356)	(37,414)	(28,030)	(46,175)
Net Increase (Decrease)	$4,593	$(1,316	) $	47,909	$46,795	$(10,612	) $	(1,126	) $	(6,110) $	5,119	$15,889
Shares:
Sold	943	6	6,850	19,598	360	862	2,158	2,296	4,209
Reinvested	81	3	533	3,854	36	58	168	175	308
Redeemed	(679)	(107)	(3,778)	(19,975)	(1,175)	(1,001)	(2,770)	(2,042)	(3,435)
Net Increase (Decrease)	345	(98)	3,605	3,477	(779)	(81)	(444)	429	1,082

Distributions:
Period Ended April 30, 2014
From net investment
income	$(1,133) $	(20	) $	(7,790) $	(51,815) $	(329	) $	(643	) $	(2,098) $	(2,535	) $	(4,256)
From net realized gain on
investments	(1,757)	(80)	(12,019)	(66,559)	(837)	(1,365)	(3,745)	(3,920)	(6,200)
Total Dividends and Distributions $	(2,890) $	(100) $ (19,809) $ (118,374) $	(1,166	) $	(2,008	) $	(5,843) $	(6,455) $ (10,456)
Year Ended October 31, 2013
From net investment
income	$(1,019	) $	(35	) $	(6,757	) $	(48,977) $	(451	) $	(730	) $	(2,121	) $	(2,214	) $	(3,900)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,019	) $	(35	) $	(6,757	) $	(48,977) $	(451	) $	(730	) $	(2,121	) $	(2,214	) $	(3,900)

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands														Principal LifeTime 2050 Fund

														Period Ended			Year Ended
														April 30, 2014			October 31, 2013
Operations
Net investment income (loss)														$		32,013	$30,571
Net realized gain (loss) on investments																85,294	61,888
Change in unrealized appreciation/depreciation of investments															(21,926)		243,201
		Net Increase (Decrease) in Net Assets Resulting from Operations														95,381	335,660

Dividends and Distributions to Shareholders
From net investment income															(34,006)		(28,890)
From net realized gain on investments															(53,246)		–
								Total Dividends and Distributions							(87,252)		(28,890)

Capital Share Transactions
Net increase (decrease) in capital share transactions															168,241		164,551
						Total Increase (Decrease) in Net Assets									176,370		471,321

Net Assets
Beginning of period															1,864,005		1,392,684
End of period (including undistributed net investment income as set forth below)															$2,040,375		$1,864,005
Undistributed (overdistributed) net investment income (loss)														$		558	$2,551

	Class A Class B Class J Institutional R-1									R -2		R -3		R -4		R -5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$8,246	$1		$19,658		$104,958		$1,558		$3,335		$10,116		$8,824		$17,334
Reinvested	2,267	33		5,627		65,324		634		1,212		2,893		3,200		6,010
Redeemed	(3,912)	(118)		(8,038)		(50,354)		(1,856)		(3,261)		(7,130)		(8,813)		(9,507)
Net Increase (Decrease)	$6,601	$(84	) $	17,247		$119,928		$336		$1,286		$5,879		$3,211		$13,837
Shares:
Sold	565	–		1,383		7,215		108		232		706		611		1,203
Reinvested	157	2		400		4,534		45		85		203		223		419
Redeemed	(269)	(8)		(568)		(3,475)		(130)		(228)		(497)		(616)		(654)
Net Increase (Decrease)	453	(6)		1,215		8,274		23		89		412		218		968
Year Ended October 31, 2013
Dollars:
Sold	$16,775	$27		$30,074		$199,931		$4,096		$8,191		$17,398		$18,146		$41,499
Reinvested	570	12		1,580		22,575		200		358		842		1,049		1,701
Redeemed	(6,255)	(517)		(15,576)		(109,753)		(9,149)		(5,987)		(13,634)		(20,345)		(19,257)
Net Increase (Decrease)	$11,090	$(478	) $	16,078		$112,753		$(4,853) $		2,562		$4,606		$(1,150) $		23,943
Shares:
Sold	1,279	2		2,335		15,218		317		637		1,324		1,395		3,072
Reinvested	47	1		132		1,849		17		30		69		86		140
Redeemed	(469)	(38)		(1,212)		(8,454)		(702)		(464)		(1,039)		(1,506)		(1,486)
Net Increase (Decrease)	857	(35)		1,255		8,613		(368)		203		354		(25)		1,726

Distributions:
Period Ended April 30, 2014
From net investment income $	(825) $	(5	) $	(1,962) $		(26,336) $		(163) $		(365) $		(956) $		(1,135	) $	(2,259)
From net realized gain on
investments	(1,447)	(28)		(3,670)		(39,028)		(471)		(849)		(1,937)		(2,065)		(3,751)
Total Dividends and Distributions $	(2,272) $	(33	) $	(5,632) $		(65,364) $		(634) $		(1,214) $		(2,893) $		(3,200	) $	(6,010)
Year Ended October 31, 2013
From net investment income $	(572) $	(12	) $	(1,581	) $	(22,575	) $	(200	) $	(358	) $	(842	) $	(1,049	) $	(1,701)
From net realized gain on
investments	–	–		–		–		–		–		–		–		–
Total Dividends and Distributions $	(572) $	(12	) $	(1,581	) $	(22,575	) $	(200	) $	(358	) $	(842	) $	(1,049	) $	(1,701)

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

									Principal LifeTime
Amounts in thousands								Strategic Income Fund

								Period Ended		Year Ended
								April 30, 2014		October 31, 2013
Operations
Net investment income (loss)									$11,906	$19,418
Net realized gain (loss) on investments									8,829	5,920
Change in unrealized appreciation/depreciation of investments									2,803	16,756
		Net Increase (Decrease) in Net Assets Resulting from Operations							23,538	42,094

Dividends and Distributions to Shareholders
From net investment income								(16,102)		(19,423)
					Total Dividends and Distributions			(16,102)		(19,423)

Capital Share Transactions
Net increase (decrease) in capital share transactions									15,858	(29,478)
				Total Increase (Decrease) in Net Assets					23,294	(6,807)

Net Assets
Beginning of period								774,396		781,203
End of period (including undistributed net investment income as set forth below)								$797,690		$774,396
Undistributed (overdistributed) net investment income (loss)									$2,456	$6,652

	Class A Class B Class J Institutional R-1					R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$2,989	$36	$6,743	$40,211	$691	$1,319	$6,565	$2,401	$6,739
Reinvested	567	3	1,366	11,970	123	136	625	431	879
Redeemed	(3,056)	(77)	(7,407)	(35,390)	(1,742)	(1,292)	(7,781)	(5,434)	(5,757)
Net Increase (Decrease)	$500	$(38) $	702	$16,791	$(928) $	163	$(591) $	(2,602) $	1,861
Shares:
Sold	252	3	572	3,398	58	112	558	204	571
Reinvested	48	–	117	1,022	11	12	54	37	75
Redeemed	(256)	(6)	(629)	(2,992)	(148)	(110)	(662)	(464)	(487)
Net Increase (Decrease)	44	(3)	60	1,428	(79)	14	(50)	(223)	159
Year Ended October 31, 2013
Dollars:
Sold	$4,567	$79	$12,581	$69,455	$1,061	$1,711	$11,942	$6,189	$19,222
Reinvested	676	6	1,586	14,483	169	196	789	510	1,004
Redeemed	(4,774)	(184)	(13,746)	(107,828)	(2,790)	(3,776)	(14,051)	(8,744)	(19,811)
Net Increase (Decrease)	$469	$(99) $	421	$(23,890) $	(1,560) $	(1,869) $	(1,320) $	(2,045) $	415
Shares:
Sold	392	7	1,090	5,991	91	148	1,043	536	1,663
Reinvested	59	1	140	1,275	15	17	70	45	88
Redeemed	(409)	(16)	(1,194)	(9,313)	(241)	(327)	(1,227)	(758)	(1,710)
Net Increase (Decrease)	42	(8)	36	(2,047)	(135)	(162)	(114)	(177)	41

Distributions:
Period Ended April 30, 2014
From net investment income $	(569) $	(3) $	(1,366) $	(11,970) $	(123) $	(136) $	(625) $	(431) $	(879)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(569) $	(3) $	(1,366) $	(11,970) $	(123) $	(136) $	(625) $	(431) $	(879)
Year Ended October 31, 2013
From net investment income $	(678) $	(6) $	(1,588) $	(14,483) $	(169) $	(196) $	(789) $	(510) $	(1,004)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(678) $	(6) $	(1,588) $	(14,483) $	(169) $	(196) $	(789) $	(510) $	(1,004)

See accompanying notes.

15

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											SAM Balanced Portfolio

											Period Ended		Year Ended
											April 30, 2014		October 31, 2013
Operations
Net investment income (loss)											$	56,253		$70,249
Net realized gain (loss) on investments											107,729			165,449
Change in unrealized appreciation/depreciation of investments												32,592		376,117
		Net Increase (Decrease) in Net Assets Resulting from Operations									196,574			611,815

Dividends and Distributions to Shareholders
From net investment income											(55,971)			(70,865)
From net realized gain on investments											(72,822)			–
						Total Dividends and Distributions					(128,793)			(70,865)

Capital Share Transactions
Net increase (decrease) in capital share transactions											169,154			100,530
					Total Increase (Decrease) in Net Assets						236,935			641,480

Net Assets
Beginning of period											4,490,632			3,849,152
End of period (including undistributed net investment income as set forth below)											$4,727,567			$4,490,632
Undistributed (overdistributed) net investment income (loss)											$	2,010		$1,728

	Class A	Class B		Class C	Class J Institutional R-1				R -2		R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$143,432	$886		$64,197	$82,612	$48,874	$427		$1,062		$5,245	$8,421	$21,729
Reinvested	54,425	2,654		16,250	25,812	22,243	115		253		1,782	1,541	2,603
Redeemed	(140,859)	(31,346)		(50,830)	(66,471)	(23,799)	(849)		(1,326)		(6,391)	(7,605)	(5,933)
Net Increase (Decrease)	$56,998	$(27,806	) $	29,617	$41,953	$47,318	$(307	) $	(11	) $	636	$2,357	$18,399
Shares:
Sold	9,144	56		4,144	5,407	3,158	28		69		341	544	1,399
Reinvested	3,491	171		1,055	1,699	1,443	7		16		116	100	169
Redeemed	(8,995)	(1,993)		(3,279)	(4,358)	(1,539)	(56)		(87)		(415)	(494)	(385)
Net Increase (Decrease)	3,640	(1,766)		1,920	2,748	3,062	(21)		(2)		42	150	1,183
Year Ended October 31, 2013
Dollars:
Sold	$276,266	$2,618 $ 107,154 $ 189,416				$55,691	$793		$4,088		$22,463	$20,921	$20,789
Reinvested	30,923	1,471		6,119	14,155	14,227	58		144		800	674	1,475
Redeemed	(291,390)	(79,592)		(91,204)	(115,537)	(50,552)	(1,294)		(5,125)		(9,371)	(9,889)	(15,761)
Net Increase (Decrease)	$15,799	$(75,503	) $	22,069	$88,034	$19,366	$(443	) $	(893	) $	13,892	$11,706	$6,503
Shares:
Sold	18,866	180		7,369	13,355	3,899	56		287		1,563	1,468	1,445
Reinvested	2,186	107		445	1,024	1,014	4		10		58	48	105
Redeemed	(20,076)	(5,494)		(6,346)	(8,112)	(3,503)	(88)		(357)		(657)	(698)	(1,085)
Net Increase (Decrease)	976	(5,207)		1,468	6,267	1,410	(28)		(60)		964	818	465

Distributions:
Period Ended April 30, 2014
From net investment
income	$(24,234) $	(899	) $	(5,956) $ (11,535) $		(10,614) $	(44	) $	(97	) $	(745) $	(673) $	(1,174)
From net realized gain on
investments	(30,837)	(1,798)		(10,663)	(14,328)	(11,635)	(71)		(156)		(1,037)	(868)	(1,429)
Total Dividends and
Distributions	$(55,071) $	(2,697) $ (16,619) $			(25,863) $	(22,249) $	(115	) $	(253	) $	(1,782) $	(1,541) $	(2,603)
Year Ended October 31, 2013
From net investment
income	$(31,477) $	(1,504	) $	(6,319) $ (14,184) $		(14,230) $	(58	) $	(144	) $	(800) $	(674) $	(1,475)
From net realized gain on
investments	–	–		–	–	–	–		–		–	–	–
Total Dividends and
Distributions	$(31,477) $	(1,504	) $	(6,319) $ (14,184) $		(14,230) $	(58	) $	(144	) $	(800) $	(674) $	(1,475)

See accompanying notes.

16

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SAM Conservative Balanced Portfolio

										Period Ended		Year Ended
										April 30, 2014		October 31, 2013
Operations
Net investment income (loss)										$	20,249	$28,116
Net realized gain (loss) on investments											24,696	28,358
Change in unrealized appreciation/depreciation of investments											11,309	75,939
		Net Increase (Decrease) in Net Assets Resulting from Operations									56,254	132,413

Dividends and Distributions to Shareholders
From net investment income											(20,042)	(28,358)
From net realized gain on investments											(28,291)	(6,918)
							Total Dividends and Distributions				(48,333)	(35,276)

Capital Share Transactions
Net increase (decrease) in capital share transactions										104,228		135,874
					Total Increase (Decrease) in Net Assets					112,149		233,011

Net Assets
Beginning of period										1,464,156		1,231,145
End of period (including undistributed net investment income as set forth below)										$1,576,305		$1,464,156
Undistributed (overdistributed) net investment income (loss)										$	1,912	$1,705

	Class A Class B			Class C Class J Institutional R-1					R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$53,990	$329		$30,050	$60,743		$19,690	$444	$337	$3,621	$2,194	$10,504
Reinvested	14,318	523		6,074	15,259		9,354	129	97	655	583	989
Redeemed	(42,455)	(4,963)		(16,932)	(30,313)		(16,868)	(2,061)	(334)	(2,269)	(4,635)	(4,825)
Net Increase (Decrease)	$25,853	$(4,111	) $	19,192	$45,689		$12,176	$(1,488) $	100	$2,007	$(1,858) $	6,668
Shares:
Sold	4,497	27		2,523	5,111		1,655	37	28	306	185	880
Reinvested	1,200	44		514	1,293		790	11	8	56	49	84
Redeemed	(3,536)	(412)		(1,422)	(2,553)		(1,423)	(176)	(28)	(192)	(390)	(408)
Net Increase (Decrease)	2,161	(341)		1,615	3,851		1,022	(128)	8	170	(156)	556
Year Ended October 31, 2013
Dollars:
Sold	$99,657	$834		$43,480	$136,081		$30,645	$991	$1,574	$5,957	$8,210	$13,512
Reinvested	10,691	540		3,646	10,659		7,636	95	59	530	358	623
Redeemed	(82,533)	(15,893)		(30,963)	(65,221)		(24,432)	(720)	(1,327)	(9,939)	(3,655)	(5,221)
Net Increase (Decrease)	$27,815	$(14,519	) $	16,163	$81,519		$13,849	$366	$306	$(3,452) $	4,913	$8,914
Shares:
Sold	8,600	73		3,781	11,900		2,675	88	137	519	721	1,175
Reinvested	939	48		324	945		675	8	5	47	32	55
Redeemed	(7,133)	(1,376)		(2,698)	(5,696)		(2,126)	(62)	(117)	(875)	(321)	(451)
Net Increase (Decrease)	2,406	(1,255)		1,407	7,149		1,224	34	25	(309)	432	779

Distributions:
Period Ended April 30, 2014
From net investment
income	$(6,087) $	(174	) $	(2,150) $	(6,471	) $	(4,162) $	(44) $	(37) $	(262) $	(237) $	(418)
From net realized gain on
investments	(8,431)	(367)		(4,049)	(8,797)		(5,192)	(85)	(60)	(393)	(346)	(571)
Total Dividends and Distributions $ (14,518) $		(541	) $	(6,199) $ (15,268) $			(9,354) $	(129) $	(97) $	(655) $	(583) $	(989)
Year Ended October 31, 2013
From net investment
income	$(8,836) $	(386	) $	(2,792) $	(8,690	) $	(6,316) $	(72) $	(47) $	(409) $	(294) $	(516)
From net realized gain on
investments	(2,115)	(173)		(1,002)	(1,981)		(1,320)	(23)	(12)	(121)	(64)	(107)
Total Dividends and Distributions $ (10,951) $		(559	) $	(3,794) $ (10,671) $			(7,636) $	(95) $	(59) $	(530) $	(358) $	(623)

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SAM Conservative Growth Portfolio

									Period Ended		Year Ended
									April 30, 2014		October 31, 2013
Operations
Net investment income (loss)									$	34,266		$34,212
Net realized gain (loss) on investments										92,937		128,546
Change in unrealized appreciation/depreciation of investments										23,668		357,370
		Net Increase (Decrease) in Net Assets Resulting from Operations							150,871			520,128

Dividends and Distributions to Shareholders
From net investment income										(37,744)		(37,712)
From net realized gain on investments										(26,302)		–
						Total Dividends and Distributions				(64,046)		(37,712)

Capital Share Transactions
Net increase (decrease) in capital share transactions										74,667		(28,259)
					Total Increase (Decrease) in Net Assets				161,492			454,157

Net Assets
Beginning of period									3,010,389			2,556,232
End of period (including undistributed net investment income as set forth below)									$3,171,881			$3,010,389
Undistributed (overdistributed) net investment income (loss)									$	2,263		$5,741

	Class A	Class B		Class C Class J Institutional R-1				R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$97,285	$571		$33,745	$50,098	$22,116	$766	$683	$3,221	$3,622	$14,759
Reinvested	29,395	887		7,886	9,814	12,404	68	147	577	514	1,605
Redeemed	(91,746)	(24,928)		(34,098)	(28,283)	(23,713)	(864)	(1,239)	(3,420)	(3,960)	(3,245)
Net Increase (Decrease)	$34,934	$(23,470	) $	7,533	$31,629	$10,807	$(30) $	(409) $	378	$176	$13,119
Shares:
Sold	5,467	33		2,000	2,893	1,256	44	39	186	208	843
Reinvested	1,656	52		470	568	710	4	9	33	29	92
Redeemed	(5,157)	(1,436)		(2,024)	(1,635)	(1,357)	(50)	(72)	(197)	(228)	(187)
Net Increase (Decrease)	1,966	(1,351)		446	1,826	609	(2)	(24)	22	9	748
Year Ended October 31, 2013
Dollars:
Sold	$161,724	$1,779		$51,327	$93,614	$36,844	$712	$2,988	$9,448	$7,669	$14,438
Reinvested	17,968	542		3,838	5,397	7,934	44	70	263	246	872
Redeemed	(202,515)	(65,140)		(70,455)	(53,848)	(36,049)	(909)	(1,840)	(4,652)	(5,020)	(5,548)
Net Increase (Decrease)	$(22,823) $ (62,819) $ (15,290) $				45,163	$8,729	$(153) $	1,218	$5,059	$2,895	$9,762
Shares:
Sold	10,074	117		3,354	6,008	2,345	46	192	603	487	917
Reinvested	1,212	38		272	374	545	3	5	18	17	60
Redeemed	(12,749)	(4,236)		(4,664)	(3,464)	(2,287)	(58)	(118)	(302)	(327)	(356)
Net Increase (Decrease)	(1,463)	(4,081)		(1,038)	2,918	603	(9)	79	319	177	621

Distributions:
Period Ended April 30, 2014
From net investment
income	$(18,085) $	(145	) $	(3,539) $	(6,053) $	(8,160) $	(32) $	(78) $	(333) $	(315) $	(1,004)
From net realized gain on
investments	(11,765)	(755)		(4,616)	(3,769)	(4,248)	(36)	(69)	(244)	(199)	(601)
Total Dividends and Distributions $ (29,850) $		(900	) $	(8,155) $	(9,822) $	(12,408) $	(68) $	(147) $	(577) $	(514) $	(1,605)
Year Ended October 31, 2013
From net investment
income	$(18,292) $	(553	) $	(4,028) $	(5,407) $	(7,937) $	(44) $	(70) $	(263) $	(246) $	(872)
From net realized gain on
investments	–	–		–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (18,292) $		(553	) $	(4,028) $	(5,407) $	(7,937) $	(44) $	(70) $	(263) $	(246) $	(872)

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SAM Flexible Income Portfolio

										Period Ended		Year Ended
										April 30, 2014		October 31, 2013
Operations
Net investment income (loss)										$	27,250	$43,694
Net realized gain (loss) on investments											20,590	28,471
Change in unrealized appreciation/depreciation of investments											18,031	39,722
		Net Increase (Decrease) in Net Assets Resulting from Operations									65,871	111,887

Dividends and Distributions to Shareholders
From net investment income											(26,534)	(44,976)
From net realized gain on investments											(27,718)	(14,282)
						Total Dividends and Distributions					(54,252)	(59,258)

Capital Share Transactions
Net increase (decrease) in capital share transactions										102,499		257,434
					Total Increase (Decrease) in Net Assets					114,118		310,063

Net Assets
Beginning of period										1,809,607		1,499,544
End of period (including undistributed net investment income as set forth below)										$1,923,725		$1,809,607
Undistributed (overdistributed) net investment income (loss)										$	716	$–

	Class A	Class B		Class C Class J Institutional R-1				R -2		R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$84,454	$255		$42,659	$91,614	$9,238	$175	$140		$1,974	$1,334	$3,451
Reinvested	21,378	554		6,804	18,263	5,508	23	38		310	370	537
Redeemed	(80,497)	(6,279)		(29,111)	(49,594)	(13,196)	(456)	(497)		(1,838)	(3,193)	(1,919)
Net Increase (Decrease)	$25,335	$(5,470	) $	20,352	$60,283	$1,550	$(258) $	(319	) $	446	$(1,489) $	2,069
Shares:
Sold	6,847	21		3,489	7,489	752	14	11		162	109	281
Reinvested	1,745	45		561	1,501	450	2	3		25	30	44
Redeemed	(6,533)	(508)		(2,382)	(4,057)	(1,074)	(37)	(40)		(150)	(260)	(157)
Net Increase (Decrease)	2,059	(442)		1,668	4,933	128	(21)	(26)		37	(121)	168
Year Ended October 31, 2013
Dollars:
Sold	$213,657	$1,870		$75,620	$215,263	$27,076	$438	$867		$3,652	$7,675	$5,829
Reinvested	24,033	920		6,898	18,394	6,955	32	60		334	363	560
Redeemed	(152,730)	(18,382)		(55,283)	(84,117)	(33,138)	(278)	(1,063)		(2,577)	(2,941)	(2,553)
Net Increase (Decrease)	$84,960	$(15,592	) $	27,235	$149,540	$893	$192	$(136	) $	1,409	$5,097	$3,836
Shares:
Sold	17,627	155		6,287	17,883	2,236	36	72		303	640	483
Reinvested	1,996	77		578	1,537	579	3	5		28	30	47
Redeemed	(12,609)	(1,517)		(4,598)	(6,989)	(2,743)	(23)	(88)		(214)	(245)	(212)
Net Increase (Decrease)	7,014	(1,285)		2,267	12,431	72	16	(11)		117	425	318

Distributions:
Period Ended April 30, 2014
From net investment
income	$(10,699) $	(213	) $	(2,944) $ (9,202) $		(2,855) $	(10) $	(17	) $	(146) $	(177) $	(271)
From net realized gain on
investments	(10,979)	(350)		(3,972)	(9,107)	(2,653)	(13)	(21)		(164)	(193)	(266)
Total Dividends and Distributions $ (21,678) $		(563	) $	(6,916) $ (18,309) $		(5,508) $	(23) $	(38	) $	(310) $	(370) $	(537)
Year Ended October 31, 2013
From net investment
income	$(18,678) $	(591	) $	(4,957) $ (14,321) $		(5,388) $	(23) $	(44	) $	(250) $	(292) $	(432)
From net realized gain on
investments	(5,809)	(349)		(2,134)	(4,113)	(1,569)	(9)	(16)		(84)	(71)	(128)
Total Dividends and Distributions $ (24,487) $		(940	) $	(7,091) $ (18,434) $		(6,957) $	(32) $	(60	) $	(334) $	(363) $	(560)

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										SAM Strategic Growth Portfolio

										Period Ended		Year Ended
										April 30, 2014		October 31, 2013
Operations
Net investment income (loss)										$	20,767		$16,510
Net realized gain (loss) on investments											79,355		121,311
Change in unrealized appreciation/depreciation of investments											(735)		240,577
		Net Increase (Decrease) in Net Assets Resulting from Operations									99,387		378,398

Dividends and Distributions to Shareholders
From net investment income											(19,180)		(17,084)
From net realized gain on investments											(13,887)		–
							Total Dividends and Distributions				(33,067)		(17,084)

Capital Share Transactions
Net increase (decrease) in capital share transactions											8,525		(42,941)
						Total Increase (Decrease) in Net Assets					74,845		318,373

Net Assets
Beginning of period										1,886,072			1,567,699
End of period (including undistributed net investment income as set forth below)										$1,960,917			$1,886,072
Undistributed (overdistributed) net investment income (loss)										$	8,386		$6,799

	Class A	Class B Class C Class J Institutional R-1							R -2	R -3	R -4	R -5
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$57,788	$415		$17,783		$20,551	$13,869	$667	$662	$1,489	$2,899	$6,372
Reinvested	16,489	521		3,857		4,922	5,586	57	69	342	295	567
Redeemed	(63,752)	(18,427)		(24,675)		(19,016)	(11,760)	(1,056)	(251)	(3,805)	(1,398)	(2,535)
Net Increase (Decrease)	$10,525	$(17,491	) $	(3,035	) $	6,457	$7,695	$(332) $	480	$(1,974) $	1,796	$4,404
Shares:
Sold	2,834	21		935		1,039	687	34	34	74	147	318
Reinvested	811	28		203		248	280	3	3	18	15	29
Redeemed	(3,137)	(957)		(1,297)		(957)	(591)	(54)	(13)	(193)	(71)	(128)
Net Increase (Decrease)	508	(908)		(159)		330	376	(17)	24	(101)	91	219
Year Ended October 31, 2013
Dollars:
Sold	$102,373	$764		$27,899		$51,820	$27,102	$825	$1,630	$6,389	$10,698	$7,115
Reinvested	9,063	106		1,426		2,452	3,223	26	23	153	90	281
Redeemed	(134,287)	(47,107)		(47,102)		(31,949)	(22,315)	(304)	(688)	(4,335)	(4,977)	(3,335)
Net Increase (Decrease)	$(22,851) $ (46,237) $ (17,777) $					22,323	$8,010	$547	$965	$2,207	$5,811	$4,061
Shares:
Sold	5,716	45		1,648		2,961	1,531	49	95	369	628	402
Reinvested	554	7		93		154	201	2	1	10	6	18
Redeemed	(7,574)	(2,825)		(2,823)		(1,837)	(1,281)	(18)	(40)	(256)	(282)	(196)
Net Increase (Decrease)	(1,304)	(2,773)		(1,082)		1,278	451	33	56	123	352	224

Distributions:
Period Ended April 30, 2014
From net investment
income	$(10,062) $	(21	) $	(1,523	) $	(3,040) $	(3,734) $	(27) $	(37) $	(197) $	(180) $	(359)
From net realized gain on
investments	(6,646)	(507)		(2,450)		(1,884)	(1,870)	(30)	(32)	(145)	(115)	(208)
Total Dividends and Distributions $ (16,708) $		(528	) $	(3,973	) $	(4,924) $	(5,604) $	(57) $	(69) $	(342) $	(295) $	(567)
Year Ended October 31, 2013
From net investment
income	$(9,213) $	(108	) $	(1,508	) $	(2,452) $	(3,230) $	(26) $	(23) $	(153) $	(90) $	(281)
From net realized gain on
investments	–	–		–		–	–	–	–	–	–	–
Total Dividends and Distributions $	(9,213) $	(108	) $	(1,508	) $	(2,452) $	(3,230) $	(26) $	(23) $	(153) $	(90) $	(281)

See accompanying notes.

20

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Class B shares of the Funds are no longer available for purchase. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by Principal Management Corporation (the “Manager”).

In addition to the expenses that each of the Funds bears directly, each of the Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2014, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

Recent Accounting Pronouncements. In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2013-08 Financial Services – Investment Companies to amend the criteria for an entity to qualify as an investment company. In addition, the ASU (1) requires new disclosure for all investment companies and (2) amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 is effective prospectively during interim and annual periods in fiscal years beginning after December 15, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2014, no funds borrowed from or loaned to the Facility.

The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended April 30, 2014.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of April 30, 2014 there were no significant transfers between Level 1 and Level 2 and 100% of the Funds’ investments were valued based on Level 1 inputs.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds, which are affiliates of the Manager. The annual rate paid by each of the Principal LifeTime Funds is 0.03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion.

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2013 through April 30, 2014
	Class A	Class B	Class C	Expiration Date
Principal LifeTime 2010 Fund	.41%	N/A	N/A	February 28, 2015
Principal LifeTime 2020 Fund	.41	1.16%	N/A	February 28, 2015
Principal LifeTime 2030 Fund	.41	1.16	N/A	February 28, 2015
Principal LifeTime 2040 Fund	.41	1.16	N/A	February 28, 2015
Principal LifeTime 2050 Fund	.41	1.16	N/A	February 28, 2015
Principal LifeTime Strategic Income Fund	.41	1.16	N/A	February 28, 2015
SAM Balanced Portfolio	N/A	1.70	N/A	February 28, 2015
SAM Conservative Balanced Portfolio	.63	1.38	1.38%	February 28, 2015
SAM Conservative Growth Portfolio	N/A	1.71	N/A	February 28, 2015
SAM Flexible Income Portfolio	N/A	1.69	N/A	February 28, 2015
SAM Strategic Growth Portfolio	N/A	1.75	N/A	February 28, 2015

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (the "Distributor"), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .25%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively. Prior to December 30, 2013, the annual rate for Class J was .45%.

Effective December 30, 2013, the Distributor has contractually agreed to limit the distribution fees (expressed as a percentage of average net assets on an annualized basis) attributable to Class J shares through February 28, 2015. The limit will maintain the level of distribution fees not to exceed 0.24%. Prior to December 30, 2013, the limit was 0.25% for Class J shares.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio and 5.50% for all other Funds. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2014, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Principal LifeTime 2010 Fund	$20	N/A	N/A	$25
Principal LifeTime 2020 Fund	97	$ –	N/A	77
Principal LifeTime 2030 Fund	148	–	N/A	88
Principal LifeTime 2040 Fund	131	–	N/A	61
Principal LifeTime 2050 Fund	93	–	N/A	13
Principal LifeTime Strategic Income Fund	13	–	N/A	6
SAM Balanced Portfolio	983	5	$29	111
SAM Conservative Balanced Portfolio	419	1	17	46
SAM Conservative Growth Portfolio	711	4	11	44
SAM Flexible Income Portfolio	439	1	25	106
SAM Strategic Growth Portfolio	484	3	9	32

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

Affiliated Ownership. At April 30, 2014, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

Institutional
Principal LifeTime 2010 Fund	67,291
Principal LifeTime 2020 Fund	250,320
Principal LifeTime 2030 Fund	251,815
Principal LifeTime 2040 Fund	159,377
Principal LifeTime 2050 Fund	88,267
Principal LifeTime Strategic Income Fund	41,529
SAM Balanced Portfolio	46,960
SAM Conservative Balanced Portfolio	22,788
SAM Conservative Growth Portfolio	27,771
SAM Flexible Income Portfolio	13,286
SAM Strategic Growth Portfolio	12,641

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

6. Capital Share Transactions

The following table reflects the conversion of Class B shares into Class A shares (reflected in the statement of changes in net assets as Class B shares and dollars redeemed and as Class A dollars sold) for the period ended April 30, 2014 (amounts in thousands).

	Shares	Dollars
Principal LifeTime 2020 Fund	33	$485
Principal LifeTime 2030 Fund	13	188
Principal LifeTime 2040 Fund	17	248
Principal LifeTime 2050 Fund	4	58
Principal LifeTime Strategic Income Fund	4	42
SAM Balanced Portfolio	717	11,288
SAM Conservative Balanced Portfolio	120	1,449
SAM Conservative Growth Portfolio	699	12,139
SAM Flexible Income Portfolio	125	1,545
SAM Strategic Growth Portfolio	460	8,900

7. Investment Transactions

For the period ended April 30, 2014, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Principal LifeTime 2010 Fund	$159,683	$179,924	SAM Balanced Portfolio	$266,922	$66,323
Principal LifeTime 2020 Fund	797,127	563,424	SAM Conservative Balanced Portfolio	122,902	21,220
Principal LifeTime 2030 Fund	846,755	497,579	SAM Conservative Growth Portfolio	186,100	50,109
Principal LifeTime 2040 Fund	543,010	282,616	SAM Flexible Income Portfolio	123,833	27,952
Principal LifeTime 2050 Fund	321,677	153,519	SAM Strategic Growth Portfolio	123,406	48,840
Principal LifeTime Strategic Income Fund	72,423	55,030

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2014 and October 31, 2013 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain
	2014	2013		2014	2013	*
Principal LifeTime 2010 Fund	$31,301	$39,103	$	— $	—
Principal LifeTime 2020 Fund	118,013	124,847		65,974	—
Principal LifeTime 2030 Fund	116,319	112,077		82,514	—
Principal LifeTime 2040 Fund	70,619	66,204		96,482	—
Principal LifeTime 2050 Fund	34,006	28,890		53,246	—
Principal LifeTime Strategic Income Fund	16,102	19,423		—	—
SAM Balanced Portfolio	55,971	70,865		72,822	—
SAM Conservative Balanced Portfolio	20,178	28,780		28,155	6,496
SAM Conservative Growth Portfolio	37,744	37,712		26,302	—
SAM Flexible Income Portfolio	26,726	44,989		27,526	14,269
SAM Strategic Growth Portfolio	19,180	17,084		13,887	—

* The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2013, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

		Undistributed	Net	Total
	Undistributed Long-Term Capital		Unrealized	Accumulated
	Ordinary Gains/(Accumulated Appreciation Earnings
	Income	Capital Loss) (Depreciation)		(Deficit)
Principal LifeTime 2010 Fund	$9,905	$(98,595)	$190,280	$101,590
Principal LifeTime 2020 Fund	17,621	65,945	895,319	978,885
Principal LifeTime 2030 Fund	12,578	82,504	1,052,951	1,148,033
Principal LifeTime 2040 Fund	5,050	96,457	751,181	852,688
Principal LifeTime 2050 Fund	2,551	53,240	356,068	411,859
Principal LifeTime Strategic Income Fund	6,652	(43,508)	67,445	30,589
SAM Balanced Portfolio	1,728	72,810	847,388	921,926
SAM Conservative Balanced Portfolio	1,839	28,147	190,288	220,274
SAM Conservative Growth Portfolio	5,742	26,287	693,855	725,884
SAM Flexible Income Portfolio	180	27,512	159,933	187,625
SAM Strategic Growth Portfolio	6,799	13,886	460,422	481,107

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gain of the Funds. At October 31, 2013, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:
	2017	2018	Total
Principal LifeTime 2010 Fund	$—	$98,595	$98,595
Principal LifeTime Strategic Income Fund	11,374	32,134	43,508

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

8. Federal Tax Information (Continued)

As of October 31, 2013, the following funds utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Principal LifeTime 2010 Fund	$23,783
Principal LifeTime 2020 Fund	144,100
Principal LifeTime 2030 Fund	114,800
Principal LifeTime 2040 Fund	31,799
Principal LifeTime 2050 Fund	8,387
Principal LifeTime Strategic Income Fund	5,854
SAM Balanced Portfolio	90,361
SAM Conservative Growth Portfolio	99,696
SAM Strategic Growth Portfolio	105,076

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2013, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2013, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
SAM Flexible Income Portfolio	$7	$17	$(24)

Federal Income Tax Basis. At April 30, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Principal LifeTime 2010 Fund	$212,023	$(25,995)	$186,028	$1,479,530
Principal LifeTime 2020 Fund	959,728	(102,207)	857,521	5,812,639
Principal LifeTime 2030 Fund	1,091,726	(99,574)	992,152	5,601,348
Principal LifeTime 2040 Fund	762,477	(56,045)	706,432	3,498,897
Principal LifeTime 2050 Fund	359,956	(24,650)	335,306	1,703,603
Principal LifeTime Strategic Income Fund	77,683	(6,723)	70,960	727,113
SAM Balanced Portfolio	955,439	(3,329)	952,110	3,773,729
SAM Conservative Balanced Portfolio	217,401	(1,728)	215,673	1,359,198
SAM Conservative Growth Portfolio	762,541	(2,867)	759,674	2,414,140
SAM Flexible Income Portfolio	197,129	(4,332)	192,797	1,726,714
SAM Strategic Growth Portfolio	495,929	(4,164)	491,765	1,470,988

9. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

28

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000 's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond & Mortgage Securities Fund (a)	17,471,654	$190,616
Bond Market Index Fund (a)	15,175,461	164,047
Core Plus Bond Fund I (a)	17,071,655	188,300
Diversified International Fund (a)	6,375,731	76,381
Diversified Real Asset Fund (a)	5,070,565	64,345
Equity Income Fund (a)	3,387,440	85,330
Global Diversified Income Fund (a)	5,779,170	84,780
Global Multi-Strategy Fund (a)	4,165,565	45,363
Global Opportunities Fund (a)	2,158,739	27,135
High Yield Fund I (a)	4,308,948	45,977
Inflation Protection Fund (a)	10,021,638	85,885
International Emerging Markets Fund (a)	979,082	23,371
LargeCap Growth Fund I (a)	7,462,021	92,977
LargeCap S&P 500 Index Fund (a)	4,792,381	63,643
LargeCap Value Fund (a)	2,693,151	35,630
LargeCap Value Fund III (a)	4,280,748	63,484
MidCap Fund (a)	3,287,655	67,331
Overseas Fund (a)	6,432,344	77,510
Short-Term Income Fund (a)	11,122,475	136,250
SmallCap Growth Fund I (a)	1,672,480	22,311
SmallCap Value Fund II (a)	1,818,287	24,892
		$1,665,558
TOTAL INVESTMENT COMPANIES		$1,665,558
Total Investments		$1,665,558
Liabilities in Excess of Other Assets, Net - 0.00%		$—
TOTAL NET ASSETS - 100.00%		$1,665,558

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		48 .71%
Domestic Equity Funds		27 .35%
International Equity Funds		12 .27%
Specialty Funds		11 .67%
Liabilities in Excess of Other Assets, Net		0 .00%
TOTAL NET ASSETS		100.00%

See accompanying notes.

29

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014 April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	16,912,575	$182,662	1,503,445	$16,272	944,366	$10,188	17,471,654	$188,746
Bond Market Index Fund	13,572,181	144,920	2,520,126	26,985	916,846	9,834	15,175,461	162,065
Core Plus Bond Fund I	16,352,593	172,513	1,656,317	18,165	937,255	10,337	17,071,655	180,315
Diversified International Fund	6,493,839	92,839	219,631	2,590	337,739	3,988	6,375,731	91,696
Diversified Real Asset Fund	5,171,451	53,431	194,171	2,349	295,057	3,605	5,070,565	52,227
Equity Income Fund	3,679,519	69,686	92,560	2,245	384,639	9,371	3,387,440	64,141
Global Diversified Income Fund	5,866,439	66,580	236,609	3,365	323,878	4,616	5,779,170	65,406
Global Multi-Strategy Fund	4,303,645	44,480	115,207	1,246	253,287	2,745	4,165,565	43,012
Global Opportunities Fund	2,472,329	26,927	45,872	564	359,462	4,449	2,158,739	23,380
High Yield Fund I	4,279,682	41,131	269,461	2,858	240,195	2,558	4,308,948	41,436
Inflation Protection Fund	8,790,610	71,070	1,786,128	15,157	555,100	4,713	10,021,638	81,503
International Emerging Markets Fund	1,007,764	28,102	22,459	538	51,141	1,219	979,082	27,371
LargeCap Growth Fund I	8,622,634	67,544	652,120	8,132	1,812,733	22,942	7,462,021	57,951
LargeCap S&P 500 Index Fund	5,668,763	57,683	167,142	2,138	1,043,524	13,480	4,792,381	48,055
LargeCap Value Fund	2,873,977	26,210	338,759	4,344	519,585	6,803	2,693,151	23,799
LargeCap Value Fund I	1,521,332	12,435	—	—	1,521,332	22,230	—	—
LargeCap Value Fund III	3,160,600	42,130	1,655,996	23,106	535,848	7,769	4,280,748	57,702
MidCap Fund	4,050,778	59,871	142,503	2,875	905,626	18,545	3,287,655	48,455
Overseas Fund	6,656,662	59,777	538,562	6,255	762,880	8,969	6,432,344	57,630
Short-Term Income Fund	10,446,363	125,420	1,283,950	15,706	607,838	7,441	11,122,475	133,730
SmallCap Growth Fund I	1,682,299	16,540	206,223	2,856	216,042	3,061	1,672,480	16,374
SmallCap Value Fund II	1,751,880	13,558	143,753	1,937	77,346	1,061	1,818,287	14,536

		$1,475,509		$159,683		$179,924		$1,479,530

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,452			$—			$—
Bond Market Index Fund		3,363			(6)			—
Core Plus Bond Fund I		4,350			(26)			—
Diversified International Fund		1,504			255			—
Diversified Real Asset Fund		1,172			52			195
Equity Income Fund		1,055			1,581			—
Global Diversified Income Fund		2,131			77			—
Global Multi-Strategy Fund		299			31			199
Global Opportunities Fund		171			338			—
High Yield Fund I		1,541			5			606
Inflation Protection Fund		163			(11)			1,206
International Emerging Markets Fund		207			(50)			—
LargeCap Growth Fund I		627			5,217			6,161
LargeCap S&P 500 Index Fund		1,193			1,714			—
LargeCap Value Fund		1,384			48			2,469
LargeCap Value Fund I		—			9,795			—
LargeCap Value Fund III		423			235			—
MidCap Fund		476			4,254			1,436
Overseas Fund		2,182			567			2,994
Short-Term Income Fund		1,123			45			68
SmallCap Growth Fund I		382			39			2,186
SmallCap Value Fund II		117			102			1,532
		$26,315			$24,262			$19,052
Amounts in thousands except shares

See accompanying notes.

30

		Schedule of Investments
		Principal LifeTime 2020 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held	Value (000 's)

Principal Funds, Inc. Institutional Class - 99.96%
Bond & Mortgage Securities Fund (a)	58,303,390	$636,090
Bond Market Index Fund (a)	42,581,935	460,311
Core Plus Bond Fund I (a)	56,153,302	619,371
Diversified International Fund (a)	32,585,751	390,377
Diversified Real Asset Fund (a)	15,373,180	195,086
Equity Income Fund (a)	8,163,309	205,634
Global Diversified Income Fund (a)	9,778,505	143,451
Global Multi-Strategy Fund (a)	16,410,966	178,715
Global Opportunities Fund (a)	25,543,846	321,086
Global Real Estate Securities Fund (a)	23,815,933	206,484
High Yield Fund I (a)	12,185,409	130,018
Inflation Protection Fund (a)	25,854,427	221,572
International Emerging Markets Fund (a)	7,068,023	168,714
LargeCap Growth Fund I (a)	45,324,405	564,742
LargeCap S&P 500 Index Fund (a)	30,496,004	404,987
LargeCap Value Fund (a)	21,395,513	283,063
LargeCap Value Fund III (a)	31,984,192	474,326
MidCap Fund (a)	4,792,082	98,142
MidCap Growth Fund III (a)	10,677,377	128,128
MidCap Value Fund III (a)	6,701,553	131,752
Overseas Fund (a)	34,132,125	411,292
Short-Term Income Fund (a)	4,931,094	60,406
SmallCap Growth Fund I (a)	8,451,797	112,747
SmallCap Value Fund II (a)	9,033,291	123,666
		$6,670,160
TOTAL INVESTMENT COMPANIES		$6,670,160
Total Investments		$6,670,160
Other Assets in Excess of Liabilities, Net - 0.04%		$2,656
TOTAL NET ASSETS - 100.00%		$6,672,816

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		37 .87%
Fixed Income Funds		31 .89%
International Equity Funds		22 .45%
Specialty Funds		7 .75%
Other Assets in Excess of Liabilities, Net		0 .04%
TOTAL NET ASSETS		100.00%

See accompanying notes.

31

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014 April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	52,579,398	$565,913	7,061,455	$76,625	1,337,463	$14,412	58,303,390	$628,126
Bond Market Index Fund	41,552,382	445,636	2,247,507	23,932	1,217,954	13,047	42,581,935	456,518
Core Plus Bond Fund I	50,769,311	547,303	6,691,673	73,568	1,307,682	14,413	56,153,302	606,455
Diversified International Fund	31,930,860	433,450	1,381,522	16,337	726,631	8,595	32,585,751	441,271
Diversified Real Asset Fund	15,027,484	159,865	731,738	8,883	386,042	4,703	15,373,180	164,050
Equity Income Fund	8,462,241	161,328	298,919	7,262	597,851	14,551	8,163,309	155,216
Global Diversified Income Fund	9,518,879	129,226	515,897	7,353	256,271	3,645	9,778,505	132,934
Global Multi-Strategy Fund	14,533,042	150,772	2,275,119	24,698	397,195	4,302	16,410,966	171,172
Global Opportunities Fund	25,390,298	275,752	729,778	9,013	576,230	7,077	25,543,846	277,739
Global Real Estate Securities Fund	24,907,807	186,296	1,768,383	14,576	2,860,257	24,293	23,815,933	177,576
High Yield Fund I	8,924,950	82,828	3,507,931	37,419	247,472	2,636	12,185,409	117,611
Inflation Protection Fund	19,586,956	171,798	6,828,199	58,152	560,728	4,759	25,854,427	225,187
International Emerging Markets Fund	7,000,056	176,724	255,077	6,078	187,110	4,499	7,068,023	178,302
LargeCap Growth Fund	2,424,277	12,405	281,651	3,019	2,705,928	28,453	—	—
LargeCap Growth Fund I	47,160,911	371,702	4,032,121	50,449	5,868,627	72,776	45,324,405	354,903
LargeCap S&P 500 Index Fund	34,168,839	320,469	1,319,600	16,952	4,992,435	64,503	30,496,004	279,753
LargeCap Value Fund	20,738,807	194,620	2,692,710	34,578	2,036,004	26,371	21,395,513	202,923
LargeCap Value Fund I	10,713,324	94,740	—	—	10,713,324	156,544	—	—
LargeCap Value Fund III	21,906,090	292,443	12,026,626	167,969	1,948,524	28,178	31,984,192	432,844
MidCap Fund	4,678,112	68,697	218,042	4,422	104,072	2,124	4,792,082	71,037
MidCap Growth Fund III	9,533,764	82,078	2,208,867	26,356	1,065,254	12,830	10,677,377	95,654
MidCap Value Fund III	6,943,009	111,099	427,485	8,123	668,941	12,858	6,701,553	107,211
Overseas Fund	31,944,994	299,649	2,912,636	33,889	725,505	8,595	34,132,125	324,994
Short-Term Income Fund	—	—	4,970,540	60,921	39,446	483	4,931,094	60,438
SmallCap Growth Fund I	8,394,378	79,228	1,102,243	15,311	1,044,824	14,376	8,451,797	80,263
SmallCap Value Fund II	9,261,764	72,384	832,698	11,242	1,061,171	14,401	9,033,291	70,463

		$5,486,405		$797,127		$563,424		$5,812,640

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$7,794			$—			$—
Bond Market Index Fund		10,411			(3)			—
Core Plus Bond Fund I		13,631			(3)			—
Diversified International Fund		7,465			79			—
Diversified Real Asset Fund		3,437			5			572
Equity Income Fund		2,546			1,177			—
Global Diversified Income Fund		3,526			—			—
Global Multi-Strategy Fund		1,018			4			678
Global Opportunities Fund		1,769			51			—
Global Real Estate Securities Fund		7,500			997			2,808
High Yield Fund I		3,352			—			1,272
Inflation Protection Fund		367			(4)			2,710
International Emerging Markets Fund		1,451			(1)			—
LargeCap Growth Fund		92			13,029			2,927
LargeCap Growth Fund I		3,449			5,528			33,904
LargeCap S&P 500 Index Fund		7,248			6,835			—
LargeCap Value Fund		10,052			96			17,923
LargeCap Value Fund I		—			61,804			—
LargeCap Value Fund III		2,974			610			—
MidCap Fund		553			42			1,668
MidCap Growth Fund III		7,485			50			15,973
MidCap Value Fund III		2,437			847			2,743
Overseas Fund		10,553			51			14,464
Short-Term Income Fund		80			—			—
SmallCap Growth Fund I		1,916			100			10,969
SmallCap Value Fund II		625			1,238			8,146
		$111,731			$92,532			$116,757
Amounts in thousands except shares

See accompanying notes.

32

		Schedule of Investments
		Principal LifeTime 2030 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value (000 's)

Principal Funds, Inc. Institutional Class - 99.97%
Bond & Mortgage Securities Fund (a)	36,630,247	$399,636
Bond Market Index Fund (a)	27,364,206	295,807
Core Plus Bond Fund I (a)	30,191,281	333,010
Diversified International Fund (a)	38,025,745	455,548
Diversified Real Asset Fund (a)	11,555,160	146,635
Global Multi-Strategy Fund (a)	15,448,139	168,230
Global Opportunities Fund (a)	25,917,074	325,778
Global Real Estate Securities Fund (a)	35,460,469	307,442
High Yield Fund I (a)	12,171,451	129,869
Inflation Protection Fund (a)	16,791,255	143,901
International Emerging Markets Fund (a)	8,938,472	213,361
LargeCap Growth Fund (a)	17,959,773	191,092
LargeCap Growth Fund I (a)	59,384,277	739,928
LargeCap S&P 500 Index Fund (a)	34,645,097	460,087
LargeCap Value Fund (a)	26,329,537	348,340
LargeCap Value Fund III (a)	40,276,369	597,299
MidCap Growth Fund III (a)	17,143,621	205,723
MidCap Value Fund III (a)	10,544,904	207,313
Overseas Fund (a)	44,841,960	540,346
Preferred Securities Fund (a)	12,878,487	133,164
SmallCap Growth Fund I (a)	9,202,973	122,768
SmallCap Value Fund II (a)	9,366,214	128,223
		$6,593,500
TOTAL INVESTMENT COMPANIES		$6,593,500
Total Investments		$6,593,500
Other Assets in Excess of Liabilities, Net - 0.03%		$2,178
TOTAL NET ASSETS - 100.00%		$6,595,678

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		45 .50%
International Equity Funds		27 .94%
Fixed Income Funds		21 .76%
Specialty Funds		4 .77%
Other Assets in Excess of Liabilities, Net		0 .03%
TOTAL NET ASSETS		100.00%

See accompanying notes.

33

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014 April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	29,774,758	$319,865	7,670,203	$83,349	814,714	$8,771	36,630,247	$394,443
Bond Market Index Fund	26,415,206	281,752	1,688,759	17,998	739,759	7,919	27,364,206	291,826
Core Plus Bond Fund I	28,615,601	309,721	2,370,061	25,997	794,381	8,753	30,191,281	326,963
Diversified International Fund	36,860,597	485,093	2,038,528	24,108	873,380	10,338	38,025,745	498,914
Diversified Real Asset Fund	10,382,913	111,223	1,454,049	18,088	281,802	3,426	11,555,160	125,886
Global Multi-Strategy Fund	13,728,868	143,200	2,098,636	22,835	379,365	4,107	15,448,139	161,931
Global Opportunities Fund	25,478,075	279,114	1,050,294	12,968	611,295	7,508	25,917,074	284,615
Global Real Estate Securities Fund	33,366,707	250,675	2,922,789	24,186	829,027	6,971	35,460,469	267,886
High Yield Fund I	11,479,936	107,397	969,592	10,294	278,077	2,959	12,171,451	114,732
Inflation Protection Fund	9,362,582	83,290	7,800,290	66,548	371,617	3,152	16,791,255	146,683
International Emerging Markets Fund	8,326,114	202,967	851,505	20,385	239,147	5,771	8,938,472	217,581
LargeCap Growth Fund	16,766,268	103,576	2,475,530	26,742	1,282,025	13,921	17,959,773	116,469
LargeCap Growth Fund I	58,224,969	463,512	5,603,366	70,279	4,444,058	56,180	59,384,277	478,250
LargeCap S&P 500 Index Fund	35,983,418	336,129	1,781,832	22,923	3,120,153	40,280	34,645,097	321,469
LargeCap Value Fund	24,582,800	234,575	3,444,835	44,312	1,698,098	22,399	26,329,537	256,421
LargeCap Value Fund I	12,819,494	115,285	—	—	12,819,494	187,693	—	—
LargeCap Value Fund III	27,148,143	362,370	14,816,041	207,246	1,687,815	24,693	40,276,369	545,477
MidCap Growth Fund III	14,734,074	141,213	3,588,779	42,937	1,179,232	14,511	17,143,621	169,730
MidCap Value Fund III	10,774,345	171,744	770,896	14,676	1,000,337	19,511	10,544,904	167,917
Overseas Fund	41,584,638	386,252	4,128,869	48,100	871,547	10,339	44,841,960	424,047
Preferred Securities Fund	12,029,286	122,749	1,143,784	11,466	294,583	2,960	12,878,487	131,253
SmallCap Growth Fund I	9,190,971	85,347	1,299,649	18,105	1,287,647	17,699	9,202,973	85,609
SmallCap Value Fund II	9,670,993	76,211	976,563	13,213	1,281,342	17,718	9,366,214	73,246

		$5,173,260		$846,755		$497,579		$5,601,348

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$4,386			$—			$—
Bond Market Index Fund		6,634			(5)			—
Core Plus Bond Fund I		7,698			(2)			—
Diversified International Fund		8,640			51			—
Diversified Real Asset Fund		2,381			1			396
Global Multi-Strategy Fund		964			3			642
Global Opportunities Fund		1,780			41			—
Global Real Estate Securities Fund		10,071			(4)			3,767
High Yield Fund I		4,212			—			1,639
Inflation Protection Fund		176			(3)			1,297
International Emerging Markets Fund		1,731			—			—
LargeCap Growth Fund		636			72			20,226
LargeCap Growth Fund I		4,265			639			41,925
LargeCap S&P 500 Index Fund		7,647			2,697			—
LargeCap Value Fund		11,936			(67)			21,282
LargeCap Value Fund I		—			72,408			—
LargeCap Value Fund III		3,651			554			—
MidCap Growth Fund III		11,587			91			24,727
MidCap Value Fund III		3,788			1,008			4,264
Overseas Fund		13,770			34			18,862
Preferred Securities Fund		3,599			(2)			3,334
SmallCap Growth Fund I		2,101			(144)			12,028
SmallCap Value Fund II		654			1,540			8,518
		$112,307			$78,912			$162,907
Amounts in thousands except shares

See accompanying notes.

34

		Schedule of Investments
		Principal LifeTime 2040 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.98%	Shares Held	Value (000 's)

Principal Funds, Inc. Institutional Class - 99.98%
Bond & Mortgage Securities Fund (a)	12,901,499	$140,755
Bond Market Index Fund (a)	8,992,684	97,211
Core Plus Bond Fund I (a)	10,727,157	118,321
Diversified International Fund (a)	30,017,122	359,605
Diversified Real Asset Fund (a)	5,452,206	69,189
Global Multi-Strategy Fund (a)	8,452,969	92,053
Global Opportunities Fund (a)	19,457,006	244,575
Global Real Estate Securities Fund (a)	24,088,100	208,844
High Yield Fund I (a)	7,436,309	79,345
International Emerging Markets Fund (a)	7,051,581	168,321
LargeCap Growth Fund (a)	14,452,003	153,769
LargeCap Growth Fund I (a)	43,491,121	541,899
LargeCap S&P 500 Index Fund (a)	24,574,640	326,351
LargeCap Value Fund (a)	19,601,887	259,333
LargeCap Value Fund III (a)	30,131,387	446,849
MidCap Growth Fund III (a)	11,975,421	143,705
MidCap Value Fund III (a)	6,918,726	136,022
Overseas Fund (a)	30,933,856	372,753
Preferred Securities Fund (a)	6,462,387	66,821
SmallCap Growth Fund I (a)	6,600,274	88,048
SmallCap Value Fund II (a)	6,688,109	91,560
		$4,205,329
TOTAL INVESTMENT COMPANIES		$4,205,329
Total Investments		$4,205,329
Other Assets in Excess of Liabilities, Net - 0.02%		$1,028
TOTAL NET ASSETS - 100.00%		$4,206,357

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52 .01%
International Equity Funds		32 .19%
Fixed Income Funds		11 .95%
Specialty Funds		3 .83%
Other Assets in Excess of Liabilities, Net		0 .02%
TOTAL NET ASSETS		100.00%

See accompanying notes.

35

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014 April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,044,232	$96,736	4,137,226	$45,006	279,959	$3,014	12,901,499	$138,728
Bond Market Index Fund	8,647,038	93,091	505,636	5,387	159,990	1,713	8,992,684	96,765
Core Plus Bond Fund I	8,658,308	93,342	2,343,301	25,806	274,452	3,021	10,727,157	116,126
Diversified International Fund	28,878,912	355,649	1,756,855	20,770	618,645	7,333	30,017,122	369,080
Diversified Real Asset Fund	5,218,834	56,261	362,043	4,408	128,671	1,564	5,452,206	59,105
Global Multi-Strategy Fund	8,184,348	85,341	467,710	5,072	199,089	2,157	8,452,969	88,257
Global Opportunities Fund	19,000,417	210,404	855,356	10,552	398,767	4,905	19,457,006	216,067
Global Real Estate Securities Fund	22,456,619	169,492	2,174,199	18,014	542,718	4,562	24,088,100	182,942
High Yield Fund I	6,953,645	66,191	644,822	6,847	162,158	1,725	7,436,309	71,313
International Emerging Markets Fund	6,843,911	161,058	366,112	8,699	158,442	3,827	7,051,581	165,930
LargeCap Growth Fund	13,161,896	82,907	2,034,308	22,006	744,201	7,932	14,452,003	96,835
LargeCap Growth Fund I	40,908,258	326,904	4,258,283	53,479	1,675,420	21,040	43,491,121	359,317
LargeCap S&P 500 Index Fund	24,859,406	223,514	1,394,759	17,936	1,679,525	21,685	24,574,640	220,595
LargeCap Value Fund	17,753,550	166,730	2,622,612	33,754	774,275	10,089	19,601,887	190,429
LargeCap Value Fund I	9,791,321	87,589	—	—	9,791,321	143,378	—	—
LargeCap Value Fund III	19,798,596	264,066	11,499,508	160,900	1,166,717	16,861	30,131,387	408,265
MidCap Growth Fund III	9,740,092	94,747	2,457,556	29,446	222,227	2,835	11,975,421	121,369
MidCap Value Fund III	6,527,632	105,340	539,117	10,271	148,023	2,835	6,918,726	112,785
Overseas Fund	28,434,389	274,226	3,117,244	36,353	617,777	7,333	30,933,856	303,251
Preferred Securities Fund	5,994,788	59,851	596,471	5,980	128,872	1,294	6,462,387	64,537
SmallCap Growth Fund I	6,173,980	56,950	919,607	12,836	493,313	6,756	6,600,274	63,031
SmallCap Value Fund II	6,483,735	51,391	700,984	9,488	496,610	6,757	6,688,109	54,170

		$3,181,780		$543,010		$282,616		$3,498,897

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,407			$—			$—
Bond Market Index Fund		2,177			—			—
Core Plus Bond Fund I		2,338			(1)			—
Diversified International Fund		6,792			(6)			—
Diversified Real Asset Fund		1,201			—			200
Global Multi-Strategy Fund		577			1			384
Global Opportunities Fund		1,332			16			—
Global Real Estate Securities Fund		6,803			(2)			2,542
High Yield Fund I		2,563			—			996
International Emerging Markets Fund		1,428			—			—
LargeCap Growth Fund		500			(146)			15,915
LargeCap Growth Fund I		3,004			(26)			29,531
LargeCap S&P 500 Index Fund		5,297			830			—
LargeCap Value Fund		8,643			34			15,409
LargeCap Value Fund I		—			55,789			—
LargeCap Value Fund III		2,712			160			—
MidCap Growth Fund III		7,679			11			16,387
MidCap Value Fund III		2,301			9			2,590
Overseas Fund		9,444			5			12,930
Preferred Securities Fund		1,802			—			1,666
SmallCap Growth Fund I		1,415			1			8,098
SmallCap Value Fund II		439			48			5,724
		$69,854			$56,723			$112,372
Amounts in thousands except shares

See accompanying notes.

36

		Schedule of Investments
		Principal LifeTime 2050 Fund
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value (000 's)

Principal Funds, Inc. Institutional Class - 99.93%
Bond & Mortgage Securities Fund (a)	3,171,162	$34,597
Core Plus Bond Fund I (a)	2,361,022	26,042
Diversified International Fund (a)	15,546,082	186,242
Diversified Real Asset Fund (a)	2,230,924	28,311
Global Multi-Strategy Fund (a)	3,352,912	36,513
Global Opportunities Fund (a)	10,460,973	131,495
Global Real Estate Securities Fund (a)	13,006,381	112,765
High Yield Fund I (a)	3,794,673	40,489
International Emerging Markets Fund (a)	3,558,248	84,935
LargeCap Growth Fund (a)	7,344,070	78,141
LargeCap Growth Fund I (a)	22,403,481	279,147
LargeCap S&P 500 Index Fund (a)	12,418,826	164,922
LargeCap Value Fund (a)	9,976,179	131,985
LargeCap Value Fund III (a)	15,664,711	232,308
MidCap Growth Fund III (a)	6,001,302	72,016
MidCap Value Fund III (a)	3,444,616	67,721
Overseas Fund (a)	16,639,606	200,507
Preferred Securities Fund (a)	4,090,391	42,295
SmallCap Growth Fund I (a)	3,229,685	43,084
SmallCap Value Fund II (a)	3,315,863	45,394
		$2,038,909
TOTAL INVESTMENT COMPANIES		$2,038,909
Total Investments		$2,038,909
Other Assets in Excess of Liabilities, Net - 0.07%		$1,466
TOTAL NET ASSETS - 100.00%		$2,040,375

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54 .63%
International Equity Funds		35 .09%
Fixed Income Funds		7 .03%
Specialty Funds		3 .18%
Other Assets in Excess of Liabilities, Net		0 .07%
TOTAL NET ASSETS		100.00%

See accompanying notes.

37

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014 April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	2,026,849	$21,818	1,215,590	$13,221	71,277	$767	3,171,162	$34,272
Bond Market Index Fund	511,933	5,398	12,188	129	524,121	5,624	—	—
Core Plus Bond Fund I	1,939,833	21,018	489,015	5,383	67,826	744	2,361,022	25,657
Diversified International Fund	14,626,586	174,928	1,295,287	15,315	375,791	4,448	15,546,082	185,795
Diversified Real Asset Fund	1,770,322	18,990	520,645	6,458	60,043	729	2,230,924	24,719
Global Multi-Strategy Fund	2,808,689	29,000	631,072	6,839	86,849	942	3,352,912	34,897
Global Opportunities Fund	9,989,176	111,603	722,458	8,909	250,661	3,092	10,460,973	117,426
Global Real Estate Securities Fund	11,330,567	85,758	1,985,969	16,621	310,155	2,581	13,006,381	99,797
High Yield Fund I	3,478,617	35,306	404,771	4,300	88,715	941	3,794,673	38,665
International Emerging Markets Fund	3,046,561	73,280	608,237	14,282	96,550	2,307	3,558,248	85,255
LargeCap Growth Fund	6,346,551	39,777	1,150,006	12,492	152,487	1,686	7,344,070	50,585
LargeCap Growth Fund I	20,274,054	168,062	2,627,526	33,112	498,099	6,340	22,403,481	194,833
LargeCap S&P 500 Index Fund	12,310,958	112,945	978,759	12,602	870,891	11,253	12,418,826	114,495
LargeCap Value Fund	9,030,855	86,546	1,557,260	20,106	611,936	7,919	9,976,179	98,758
LargeCap Value Fund I	4,988,358	44,644	—	—	4,988,358	72,893	—	—
LargeCap Value Fund III	10,428,542	139,086	6,246,506	87,450	1,010,337	14,604	15,664,711	212,097
MidCap Growth Fund III	4,784,628	46,672	1,346,156	16,216	129,482	1,617	6,001,302	61,274
MidCap Value Fund III	3,177,430	51,027	352,068	6,726	84,882	1,625	3,444,616	56,131
Overseas Fund	14,986,830	147,625	2,030,297	23,741	377,521	4,448	16,639,606	166,917
Preferred Securities Fund	3,716,067	38,204	468,403	4,704	94,079	942	4,090,391	41,966
SmallCap Growth Fund I	3,000,886	28,915	521,786	7,322	292,987	4,004	3,229,685	32,226
SmallCap Value Fund II	3,187,831	26,080	423,355	5,749	295,323	4,013	3,315,863	27,838

		$1,506,682		$321,677		$153,519		$1,703,603

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$326			$—			$—
Bond Market Index Fund		129			97			—
Core Plus Bond Fund I		530			—			—
Diversified International Fund		3,479			—			—
Diversified Real Asset Fund		413			—			68
Global Multi-Strategy Fund		200			—			133
Global Opportunities Fund		708			6			—
Global Real Estate Securities Fund		3,470			(1)			1,295
High Yield Fund I		1,297			—			503
International Emerging Markets Fund		645			—			—
LargeCap Growth Fund		243			2			7,738
LargeCap Growth Fund I		1,502			(1)			14,767
LargeCap S&P 500 Index Fund		2,647			201			—
LargeCap Value Fund		4,435			25			7,906
LargeCap Value Fund I		—			28,249			—
LargeCap Value Fund III		1,425			165			—
MidCap Growth Fund III		3,806			3			8,122
MidCap Value Fund III		1,132			3			1,273
Overseas Fund		5,029			(1)			6,877
Preferred Securities Fund		1,132			—			1,042
SmallCap Growth Fund I		693			(7)			3,969
SmallCap Value Fund II		218			22			2,838
		$33,459			$28,763			$56,531
Amounts in thousands except shares

See accompanying notes.

38

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000 's)

Principal Funds, Inc. Institutional Class - 100.05%
Bond & Mortgage Securities Fund (a)	10,174,824	$111,007
Bond Market Index Fund (a)	9,551,817	103,255
Core Plus Bond Fund I (a)	9,988,698	110,175
Diversified International Fund (a)	1,456,580	17,450
Diversified Real Asset Fund (a)	2,991,489	37,962
Equity Income Fund (a)	1,952,168	49,175
Global Diversified Income Fund (a)	3,812,644	55,931
Global Multi-Strategy Fund (a)	2,014,117	21,934
Global Opportunities Fund (a)	582,012	7,316
High Yield Fund I (a)	2,707,017	28,884
Inflation Protection Fund (a)	6,177,075	52,938
International Emerging Markets Fund (a)	201,340	4,806
LargeCap Growth Fund I (a)	1,901,843	23,697
LargeCap S&P 500 Index Fund (a)	1,297,299	17,228
MidCap Fund (a)	950,893	19,474
Overseas Fund (a)	1,578,798	19,025
Short-Term Income Fund (a)	8,714,649	106,754
SmallCap Growth Fund I (a)	398,058	5,310
SmallCap Value Fund II (a)	420,136	5,752
		$798,073
TOTAL INVESTMENT COMPANIES		$798,073
Total Investments		$798,073
Liabilities in Excess of Other Assets, Net - (0.05)%		$(383)
TOTAL NET ASSETS - 100.00%		$797,690

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		64 .31%
Domestic Equity Funds		15 .12%
Specialty Funds		14 .52%
International Equity Funds		6 .10%
Liabilities in Excess of Other Assets, Net		(0 .05)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

39

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014 April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,846,406	$106,457	770,008	$8,319	441,590	$4,757	10,174,824	$110,018
Bond Market Index Fund	8,343,192	89,452	1,654,125	17,697	445,500	4,770	9,551,817	102,380
Core Plus Bond Fund I	9,482,783	100,703	938,196	10,289	432,281	4,764	9,988,698	106,224
Diversified International Fund	1,675,071	20,437	95,165	1,120	313,656	3,730	1,456,580	17,952
Diversified Real Asset Fund	2,927,521	30,721	203,978	2,475	140,010	1,702	2,991,489	31,507
Equity Income Fund	2,089,639	39,541	106,451	2,571	243,922	5,974	1,952,168	37,035
Global Diversified Income Fund	3,718,254	40,588	232,228	3,305	137,838	1,957	3,812,644	41,936
Global Multi-Strategy Fund	1,992,990	20,444	115,434	1,250	94,307	1,021	2,014,117	20,676
Global Opportunities Fund	578,922	6,252	30,876	380	27,786	340	582,012	6,297
High Yield Fund I	2,583,171	25,489	235,939	2,502	112,093	1,191	2,707,017	26,800
Inflation Protection Fund	6,063,687	52,641	394,446	3,326	281,058	2,383	6,177,075	53,601
International Emerging Markets Fund	199,605	4,798	12,483	296	10,748	255	201,340	4,839
LargeCap Growth Fund I	2,148,785	17,084	217,145	2,716	464,087	6,021	1,901,843	15,004
LargeCap S&P 500 Index Fund	1,428,494	14,005	76,523	981	207,718	2,681	1,297,299	12,617
MidCap Fund	1,115,759	16,449	62,249	1,259	227,115	4,732	950,893	14,014
Overseas Fund	1,718,444	16,180	178,330	2,073	317,976	3,733	1,578,798	14,708
Short-Term Income Fund	8,230,771	98,718	866,208	10,605	382,330	4,679	8,714,649	104,648
SmallCap Growth Fund I	358,127	2,888	51,721	718	11,790	170	398,058	3,443
SmallCap Value Fund II	392,510	3,032	40,104	541	12,478	170	420,136	3,414

		$705,879		$72,423		$55,030		$727,113

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,434			$(1)			$—
Bond Market Index Fund		2,081			1			—
Core Plus Bond Fund I		2,537			(4)			—
Diversified International Fund		390			125			—
Diversified Real Asset Fund		667			13			111
Equity Income Fund		602			897			—
Global Diversified Income Fund		1,375			—			—
Global Multi-Strategy Fund		139			3			93
Global Opportunities Fund		40			5			—
High Yield Fund I		943			—			367
Inflation Protection Fund		113			17			837
International Emerging Markets Fund		41			—			—
LargeCap Growth Fund I		157			1,225			1,541
LargeCap S&P 500 Index Fund		302			312			—
MidCap Fund		132			1,038			397
Overseas Fund		566			188			776
Short-Term Income Fund		894			4			54
SmallCap Growth Fund I		82			7			467
SmallCap Value Fund II		26			11			345
		$12,521			$3,841			$4,988
Amounts in thousands except shares

See accompanying notes.

40

		Schedule of Investments
		SAM Balanced Portfolio
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held	Value (000 's)

Principal Funds, Inc. Institutional Class - 99.96%
Blue Chip Fund (a)	8,330,072	$119,536
Bond & Mortgage Securities Fund (a)	5,023,398	54,805
Diversified International Fund (a)	36,295,963	434,826
Equity Income Fund (a)	23,456,958	590,881
Global Diversified Income Fund (a)	4,823,549	70,761
Global Multi-Strategy Fund (a)	17,208,371	187,399
Global Real Estate Securities Fund (a)	3,779,335	32,767
Government & High Quality Bond Fund (a)	39,905,750	437,766
High Yield Fund (a)	11,995,382	94,164
Income Fund (a)	64,761,930	633,372
International Emerging Markets Fund (a)	4,155,230	99,185
LargeCap Growth Fund (a)	32,467,619	345,455
LargeCap Growth Fund II (a)	11,590,798	117,531
LargeCap Value Fund (a)	37,450,559	495,471
MidCap Fund (a)	5,950,853	121,873
Preferred Securities Fund (a)	5,498,793	56,857
Principal Capital Appreciation Fund (a)	5,672,837	316,034
Short-Term Income Fund (a)	13,254,494	162,368
SmallCap Growth Fund I (a)	9,081,860	121,152
SmallCap Value Fund II (a)	9,722,466	133,101
Small-MidCap Dividend Income Fund (a)	7,327,629	100,535
		$4,725,839
TOTAL INVESTMENT COMPANIES		$4,725,839
Total Investments		$4,725,839
Other Assets in Excess of Liabilities, Net - 0.04%		$1,728
TOTAL NET ASSETS - 100.00%		$4,727,567

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52 .07%
Fixed Income Funds		30 .44%
International Equity Funds		11 .99%
Specialty Funds		5 .46%
Other Assets in Excess of Liabilities, Net		0.04%
TOTAL NET ASSETS		100.00%

See accompanying notes.

41

Schedule of Investments
SAM Balanced Portfolio
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014 April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	8,370,648	$107,825	98,354	$1,363	138,930	$1,918	8,330,072	$107,295
Bond & Mortgage Securities Fund	4,881,613	53,581	141,785	1,528	—	—	5,023,398	55,109
Diversified International Fund	36,039,977	344,492	847,781	10,011	591,795	6,951	36,295,963	347,492
Equity Income Fund	23,339,380	353,186	439,486	10,651	321,908	7,611	23,456,958	356,266
Global Diversified Income Fund	4,724,084	63,001	178,750	2,533	79,285	1,118	4,823,549	64,409
Global Multi-Strategy Fund	14,814,969	152,940	2,393,402	26,032	—	—	17,208,371	178,972
Global Real Estate Securities Fund	2,547,617	18,497	1,231,718	10,426	—	—	3,779,335	28,923
Government & High Quality Bond	39,412,766	418,186	1,189,273	12,985	696,289	7,606	39,905,750	423,358
Fund
High Yield Fund	11,303,214	80,077	817,141	6,353	124,973	977	11,995,382	85,442
Income Fund	61,964,630	570,690	3,399,829	32,901	602,529	5,798	64,761,930	597,586
International Emerging Markets Fund	4,115,403	91,297	86,252	2,073	46,425	1,117	4,155,230	92,150
LargeCap Growth Fund	29,456,261	180,046	3,546,672	38,069	535,314	6,005	32,467,619	212,584
LargeCap Growth Fund II	10,856,124	65,391	1,107,334	11,014	372,660	3,800	11,590,798	72,695
LargeCap Value Fund	34,006,073	397,431	4,008,477	51,370	563,991	7,401	37,450,559	441,299
MidCap Fund	5,875,294	50,041	158,478	3,186	82,919	1,677	5,950,853	51,853
Preferred Securities Fund	5,194,184	36,401	304,609	3,035	—	—	5,498,793	39,436
Principal Capital Appreciation Fund	5,558,801	176,265	212,378	11,395	98,342	5,305	5,672,837	182,650
Short-Term Income Fund	12,833,922	153,150	472,054	5,778	51,482	632	13,254,494	158,293
SmallCap Growth Fund I	8,431,757	86,057	963,381	13,301	313,278	4,533	9,081,860	95,077
SmallCap Value Fund II	9,205,870	102,379	676,942	9,097	160,346	2,198	9,722,466	109,316
Small-MidCap Dividend Income Fund	7,167,822	71,369	285,807	3,821	126,000	1,676	7,327,629	73,524

		$3,572,302		$266,922		$66,323		$3,773,729

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$347			$25			$2
Bond & Mortgage Securities Fund		719			—			—
Diversified International Fund		8,388			(60)			—
Equity Income Fund		7,000			40			—
Global Diversified Income Fund		1,749			(7)			—
Global Multi-Strategy Fund		1,049			—			697
Global Real Estate Securities Fund		776			—			288
Government & High Quality Bond Fund		6,961			(207)			—
High Yield Fund		3,475			(11)			1,291
Income Fund		12,196			(207)			—
International Emerging Markets Fund		856			(103)			—
LargeCap Growth Fund		1,111			474			35,334
LargeCap Growth Fund II		778			90			9,221
LargeCap Value Fund		16,448			(101)			29,311
MidCap Fund		693			303			2,088
Preferred Securities Fund		1,551			—			1,441
Principal Capital Appreciation Fund		3,440			295			6,333
Short-Term Income Fund		1,399			(3)			85
SmallCap Growth Fund I		1,918			252			10,978
SmallCap Value Fund II		620			38			8,072
Small-MidCap Dividend Income Fund		1,249			10			1,760
		$72,723			$828			$106,901
Amounts in thousands except shares

See accompanying notes.

42

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held	Value (000 's)

Principal Funds, Inc. Institutional Class - 99.91%
Blue Chip Fund (a)	1,890,265	$27,125
Bond & Mortgage Securities Fund (a)	3,461,788	37,768
Diversified International Fund (a)	8,060,816	96,569
Equity Income Fund (a)	5,313,063	133,836
Global Diversified Income Fund (a)	2,694,825	39,533
Global Multi-Strategy Fund (a)	4,559,830	49,657
Global Real Estate Securities Fund (a)	1,222,684	10,601
Government & High Quality Bond Fund (a)	21,769,923	238,816
High Yield Fund (a)	6,718,542	52,741
Income Fund (a)	35,193,774	344,195
International Emerging Markets Fund (a)	900,752	21,501
LargeCap Growth Fund (a)	7,478,656	79,573
LargeCap Growth Fund II (a)	2,622,196	26,589
LargeCap Value Fund (a)	8,583,480	113,559
MidCap Fund (a)	1,342,112	27,486
Preferred Securities Fund (a)	3,042,412	31,459
Principal Capital Appreciation Fund (a)	1,307,684	72,851
Short-Term Income Fund (a)	7,429,748	91,014
SmallCap Growth Fund I (a)	2,051,355	27,365
SmallCap Value Fund II (a)	2,139,005	29,283
Small-MidCap Dividend Income Fund (a)	1,701,907	23,350
		$1,574,871
TOTAL INVESTMENT COMPANIES		$1,574,871
Total Investments		$1,574,871
Other Assets in Excess of Liabilities, Net - 0.09%		$1,434
TOTAL NET ASSETS - 100.00%		$1,576,305

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50 .50%
Domestic Equity Funds		35 .59%
International Equity Funds		8 .16%
Specialty Funds		5 .66%
Other Assets in Excess of Liabilities, Net		0.09%
TOTAL NET ASSETS		100.00%

See accompanying notes.

43

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014 April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,866,845	$23,762	36,326	$503	12,906	$180	1,890,265	$24,085
Bond & Mortgage Securities Fund	3,331,244	36,578	164,047	1,765	33,503	359	3,461,788	37,975
Diversified International Fund	7,943,252	74,711	266,091	3,138	148,527	1,747	8,060,816	76,081
Equity Income Fund	5,223,914	83,338	172,041	4,131	82,892	1,976	5,313,063	85,485
Global Diversified Income Fund	2,582,653	34,783	145,359	2,058	33,187	467	2,694,825	36,367
Global Multi-Strategy Fund	3,370,564	34,853	1,189,266	12,934	—	—	4,559,830	47,787
Global Real Estate Securities Fund	825,472	6,007	419,094	3,541	21,882	180	1,222,684	9,372
Government & High Quality Bond	21,083,586	227,630	1,053,964	11,502	367,627	4,005	21,769,923	234,965
Fund
High Yield Fund	6,292,656	46,075	525,453	4,090	99,567	774	6,718,542	49,373
Income Fund	32,249,800	302,624	3,283,183	31,775	339,209	3,258	35,193,774	331,011
International Emerging Markets Fund	882,815	18,295	25,412	610	7,475	180	900,752	18,710
LargeCap Growth Fund	6,672,254	45,708	930,870	10,050	124,468	1,368	7,478,656	54,341
LargeCap Growth Fund II	2,395,356	16,146	266,189	2,654	39,349	400	2,622,196	18,394
LargeCap Value Fund	7,635,435	86,932	1,087,247	13,989	139,202	1,798	8,583,480	99,042
MidCap Fund	1,318,425	14,379	41,431	833	17,744	358	1,342,112	14,880
Preferred Securities Fund	2,826,610	23,347	252,011	2,517	36,209	359	3,042,412	25,473
Principal Capital Appreciation Fund	1,257,040	40,954	73,259	3,935	22,615	1,224	1,307,684	43,665
Short-Term Income Fund	6,939,240	82,620	549,253	6,722	58,745	718	7,429,748	88,619
SmallCap Growth Fund I	1,874,269	19,817	238,986	3,317	61,900	890	2,051,355	22,243
SmallCap Value Fund II	2,044,163	22,804	143,899	1,933	49,057	669	2,139,005	24,078
Small-MidCap Dividend Income Fund	1,657,363	16,656	67,779	905	23,235	310	1,701,907	17,253

		$1,258,019		$122,902		$21,220		$1,359,199

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$78			$—			$1
Bond & Mortgage Securities Fund		493			(9)			—
Diversified International Fund		1,863			(21)			—
Equity Income Fund		1,583			(8)			—
Global Diversified Income Fund		972			(7)			—
Global Multi-Strategy Fund		244			—			162
Global Real Estate Securities Fund		251			4			93
Government & High Quality Bond Fund		3,777			(162)			—
High Yield Fund		1,943			(18)			724
Income Fund		6,477			(130)			—
International Emerging Markets Fund		185			(15)			—
LargeCap Growth Fund		255			(49)			8,096
LargeCap Growth Fund II		173			(6)			2,056
LargeCap Value Fund		3,726			(81)			6,644
MidCap Fund		156			26			470
Preferred Securities Fund		855			(32)			791
Principal Capital Appreciation Fund		787			—			1,449
Short-Term Income Fund		771			(5)			47
SmallCap Growth Fund I		430			(1)			2,462
SmallCap Value Fund II		138			10			1,795
Small-MidCap Dividend Income Fund		289			2			408
		$25,446			$(502)			$25,198
Amounts in thousands except shares

See accompanying notes.

44

		Schedule of Investments
	SAM Conservative Growth Portfolio
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000 's)

Principal Funds, Inc. Institutional Class - 100.06%
Blue Chip Fund (a)	7,149,147	$102,590
Diversified International Fund (a)	31,392,867	376,087
Diversified Real Asset Fund (a)	3,693,377	46,869
Equity Income Fund (a)	20,937,732	527,421
Global Multi-Strategy Fund (a)	14,043,253	152,931
Global Real Estate Securities Fund (a)	3,114,378	27,002
Government & High Quality Bond Fund (a)	9,141,468	100,282
High Yield Fund (a)	2,415,203	18,959
Income Fund (a)	15,955,374	156,044
International Emerging Markets Fund (a)	3,636,303	86,799
LargeCap Growth Fund (a)	28,991,788	308,473
LargeCap Growth Fund II (a)	9,778,190	99,151
LargeCap Value Fund (a)	32,278,772	427,048
MidCap Fund (a)	4,889,848	100,144
Preferred Securities Fund (a)	1,518,413	15,700
Principal Capital Appreciation Fund (a)	5,067,408	282,305
Short-Term Income Fund (a)	2,967,674	36,354
SmallCap Growth Fund I (a)	7,973,487	106,366
SmallCap Value Fund II (a)	8,527,917	116,747
Small-MidCap Dividend Income Fund (a)	6,307,729	86,542
		$3,173,814
TOTAL INVESTMENT COMPANIES		$3,173,814
Total Investments		$3,173,814
Liabilities in Excess of Other Assets, Net - (0.06)%		$(1,933)
TOTAL NET ASSETS - 100.00%		$3,171,881

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		67 .99%
International Equity Funds		15 .45%
Fixed Income Funds		10 .32%
Specialty Funds		6 .30%
Liabilities in Excess of Other Assets, Net		(0 .06)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

45

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014 April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	7,160,712	$91,640	80,756	$1,117	92,321	$1,280	7,149,147	$91,485
Diversified International Fund	31,002,661	304,375	860,146	10,140	469,940	5,523	31,392,867	308,920
Diversified Real Asset Fund	3,661,797	40,634	81,011	971	49,431	598	3,693,377	41,033
Equity Income Fund	20,795,857	318,238	401,666	9,716	259,791	6,158	20,937,732	321,791
Global Multi-Strategy Fund	12,643,877	131,054	1,420,031	15,440	20,655	222	14,043,253	146,272
Global Real Estate Securities Fund	2,369,680	17,152	789,829	6,675	45,131	375	3,114,378	23,471
Government & High Quality Bond	9,123,150	95,503	274,030	2,992	255,712	2,796	9,141,468	95,693
Fund
High Yield Fund	2,252,527	14,726	162,676	1,265	—	—	2,415,203	15,991
Income Fund	15,337,182	138,897	735,209	7,106	117,017	1,126	15,955,374	144,865
International Emerging Markets Fund	3,605,525	85,666	71,167	1,707	40,389	974	3,636,303	86,327
LargeCap Growth Fund	26,261,037	173,345	3,188,251	34,234	457,500	5,100	28,991,788	202,795
LargeCap Growth Fund II	9,257,365	59,007	942,517	9,377	421,692	4,296	9,778,190	64,170
LargeCap Value Fund	29,091,629	338,299	3,569,616	45,807	382,473	4,963	32,278,772	379,029
MidCap Fund	4,825,054	39,990	139,014	2,795	74,220	1,501	4,889,848	41,536
Preferred Securities Fund	1,446,075	10,236	109,850	1,096	37,512	376	1,518,413	10,950
Principal Capital Appreciation Fund	4,967,520	157,038	197,342	10,584	97,454	5,277	5,067,408	162,416
Short-Term Income Fund	2,843,614	33,786	124,060	1,518	—	—	2,967,674	35,304
SmallCap Growth Fund I	7,452,261	75,699	886,113	12,257	364,887	5,272	7,973,487	82,926
SmallCap Value Fund II	8,147,618	90,888	610,224	8,203	229,925	3,146	8,527,917	95,996
Small-MidCap Dividend Income Fund	6,160,405	61,191	231,935	3,100	84,611	1,126	6,307,729	63,170

		$2,277,364		$186,100		$50,109		$2,414,140

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$297			$8			$2
Diversified International Fund		7,236			(72)			—
Diversified Real Asset Fund		832			26			139
Equity Income Fund		6,248			(5)			—
Global Multi-Strategy Fund		894			—			594
Global Real Estate Securities Fund		713			19			266
Government & High Quality Bond Fund		1,612			(6)			—
High Yield Fund		696			—			258
Income Fund		3,025			(12)			—
International Emerging Markets Fund		749			(72)			—
LargeCap Growth Fund		992			316			31,596
LargeCap Growth Fund II		665			82			7,895
LargeCap Value Fund		14,123			(114)			25,188
MidCap Fund		570			252			1,718
Preferred Securities Fund		430			(6)			400
Principal Capital Appreciation Fund		3,077			71			5,674
Short-Term Income Fund		311			—			19
SmallCap Growth Fund I		1,701			242			9,738
SmallCap Value Fund II		548			51			7,147
Small-MidCap Dividend Income Fund		1,075			5			1,518
		$45,794			$785			$92,152
Amounts in thousands except shares

See accompanying notes.

46

		Schedule of Investments
		SAM Flexible Income Portfolio
		April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 99.78%	Shares Held	Value (000 's)

Principal Funds, Inc. Institutional Class - 99.78%
Blue Chip Fund (a)	1,350,809	$19,384
Bond & Mortgage Securities Fund (a)	6,828,490	74,499
Diversified International Fund (a)	4,508,218	54,009
Equity Income Fund (a)	6,351,630	159,998
Global Diversified Income Fund (a)	6,101,110	89,503
Global Real Estate Securities Fund (a)	1,891,968	16,403
Government & High Quality Bond Fund (a)	26,598,731	291,788
High Yield Fund (a)	12,648,721	99,293
Income Fund (a)	56,782,355	555,331
International Emerging Markets Fund (a)	797,008	19,025
LargeCap Growth Fund (a)	6,987,710	74,349
LargeCap Value Fund (a)	7,271,650	96,204
Preferred Securities Fund (a)	6,955,221	71,917
Principal Capital Appreciation Fund (a)	686,450	38,242
Short-Term Income Fund (a)	12,286,854	150,514
SmallCap Growth Fund I (a)	1,755,351	23,416
Small-MidCap Dividend Income Fund (a)	6,241,685	85,636
		$1,919,511
TOTAL INVESTMENT COMPANIES		$1,919,511
Total Investments		$1,919,511
Other Assets in Excess of Liabilities, Net - 0.22%		$4,214
TOTAL NET ASSETS - 100.00%		$1,923,725

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64 .63%
Domestic Equity Funds		25 .85%
Specialty Funds		4 .65%
International Equity Funds		4 .65%
Other Assets in Excess of Liabilities, Net		0.22%
TOTAL NET ASSETS		100.00%

See accompanying notes.

47

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014 April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,346,752	$17,291	4,057	$56	—	$—	1,350,809	$17,347
Bond & Mortgage Securities Fund	6,670,493	73,025	275,838	2,971	117,841	1,265	6,828,490	74,685
Diversified International Fund	4,559,411	41,805	89,437	1,057	140,630	1,669	4,508,218	41,192
Equity Income Fund	6,309,509	105,751	161,625	3,890	119,504	2,853	6,351,630	106,808
Global Diversified Income Fund	5,745,137	77,101	415,766	5,952	59,793	843	6,101,110	82,204
Global Real Estate Securities Fund	1,664,295	12,081	253,004	2,122	25,331	210	1,891,968	13,979
Government & High Quality Bond	26,037,134	282,269	1,051,414	11,486	489,817	5,350	26,598,731	288,191
Fund
High Yield Fund	11,652,970	85,126	1,158,039	9,024	162,288	1,264	12,648,721	92,843
Income Fund	53,494,700	503,421	3,757,342	36,396	469,687	4,513	56,782,355	535,121
International Emerging Markets Fund	793,634	17,599	20,803	497	17,429	421	797,008	17,639
LargeCap Growth Fund	6,384,633	49,477	797,564	8,575	194,487	2,163	6,987,710	55,939
LargeCap Value Fund	6,197,732	71,578	1,170,191	15,109	96,273	1,263	7,271,650	85,390
Preferred Securities Fund	6,324,128	51,003	715,394	7,195	84,301	843	6,955,221	57,337
Principal Capital Appreciation Fund	696,595	23,812	22,814	1,224	32,959	1,795	686,450	23,381
Short-Term Income Fund	11,320,738	134,417	990,527	12,124	24,411	300	12,286,854	146,240
SmallCap Growth Fund I	1,700,311	19,490	188,441	2,599	133,401	1,936	1,755,351	20,245
Small-MidCap Dividend Income Fund	6,070,337	65,882	266,126	3,556	94,778	1,264	6,241,685	68,173

		$1,631,128		$123,833		$27,952		$1,726,714

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$56			$—			$—
Bond & Mortgage Securities Fund		976			(46)			—
Diversified International Fund		1,057			(1)			—
Equity Income Fund		1,892			20			—
Global Diversified Income Fund		2,152			(6)			—
Global Real Estate Securities Fund		500			(14)			187
Government & High Quality Bond Fund		4,628			(214)			—
High Yield Fund		3,586			(43)			1,332
Income Fund		10,588			(183)			—
International Emerging Markets Fund		164			(36)			—
LargeCap Growth Fund		241			50			7,669
LargeCap Value Fund		3,006			(34)			5,361
Preferred Securities Fund		1,910			(18)			1,758
Principal Capital Appreciation Fund		430			140			794
Short-Term Income Fund		1,251			(1)			75
SmallCap Growth Fund I		386			92			2,212
Small-MidCap Dividend Income Fund		1,060			(1)			1,497
		$33,883			$(295)			$20,885
Amounts in thousands except shares

See accompanying notes.

48

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 100.09%	Shares Held	Value (000 's)

Principal Funds, Inc. Institutional Class - 100.09%
Blue Chip Fund (a)	5,541,109	$79,515
Diversified International Fund (a)	16,441,463	196,969
Equity Income Fund (a)	14,626,204	368,434
Global Real Estate Securities Fund (a)	3,483,531	30,202
International Emerging Markets Fund (a)	3,748,202	89,470
LargeCap Growth Fund (a)	30,612,953	325,722
LargeCap Growth Fund II (a)	7,135,854	72,357
LargeCap Value Fund (a)	27,326,331	361,527
MidCap Fund (a)	1,432,945	29,347
Principal Capital Appreciation Fund (a)	3,634,050	202,453
SmallCap Growth Fund I (a)	5,522,063	73,664
SmallCap Value Fund II (a)	5,642,126	77,241
Small-MidCap Dividend Income Fund (a)	4,070,832	55,852
		$1,962,753
TOTAL INVESTMENT COMPANIES		$1,962,753
Total Investments		$1,962,753
Liabilities in Excess of Other Assets, Net - (0.09)%		$(1,836)
TOTAL NET ASSETS - 100.00%		$1,960,917

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type		Percent
Domestic Equity Funds		83 .95%
International Equity Funds		16 .14%
Liabilities in Excess of Other Assets, Net		(0 .09)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

49

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2014 (unaudited)

	October 31,	October 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	April 30, 2014 April 30, 2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,592,207	$71,283	37,024	$513	88,122	$1,216	5,541,109	$70,608
Diversified International Fund	16,509,940	154,884	377,411	4,456	445,888	5,262	16,441,463	154,190
Equity Income Fund	14,617,850	233,973	226,964	5,523	218,610	5,166	14,626,204	234,341
Global Real Estate Securities Fund	2,759,476	19,644	760,615	6,418	36,560	303	3,483,531	25,775
International Emerging Markets Fund	3,730,271	87,447	56,205	1,349	38,274	911	3,748,202	87,794
LargeCap Growth Fund	27,826,846	208,708	3,379,136	36,279	593,029	6,608	30,612,953	238,336
LargeCap Growth Fund II	7,250,714	46,784	693,450	6,892	808,310	8,193	7,135,854	45,852
LargeCap Value Fund	24,713,997	295,608	2,997,344	38,476	385,010	5,007	27,326,331	328,956
MidCap Fund	1,411,508	11,648	36,488	734	15,051	305	1,432,945	12,113
Principal Capital Appreciation Fund	3,566,312	113,247	128,702	6,905	60,964	3,265	3,634,050	116,913
SmallCap Growth Fund I	5,510,797	55,784	634,906	8,772	623,640	8,846	5,522,063	55,930
SmallCap Value Fund II	5,479,229	57,366	398,363	5,354	235,466	3,223	5,642,126	59,551
Small-MidCap Dividend Income Fund	3,981,323	39,391	129,670	1,735	40,161	535	4,070,832	40,628

		$1,395,767		$123,406		$48,840		$1,470,987

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$231			$28			$2
Diversified International Fund		3,839			112			—
Equity Income Fund		4,369			11			—
Global Real Estate Securities Fund		831			16			310
International Emerging Markets Fund		774			(91)			—
LargeCap Growth Fund		1,048			(43)			33,367
LargeCap Growth Fund II		519			369			6,156
LargeCap Value Fund		11,965			(121)			21,334
MidCap Fund		167			36			503
Principal Capital Appreciation Fund		2,204			26			4,062
SmallCap Growth Fund I		1,257			220			7,195
SmallCap Value Fund II		368			54			4,794
Small-MidCap Dividend Income Fund		693			37			978
		$28,265			$654			$78,701
Amounts in thousands except shares

See accompanying notes.

50

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51

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From from Net				from	Dividends	Net Asset
		Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2014	(c)	$13.18	$0.18	$0.29	$0.47	($0.22)	$–	($0.22)	$13.43	3.60	%(d)
2013		12.18	0.24	1.01	1.25	(0.25)	–	(0.25)	13.18	10.45
2012		11.40	0.20	0.82	1.02	(0.24)	–	(0.24)	12.18	9.19
2011		11.19	0.25	0.21	0.46	(0.25)	–	(0.25)	11.40	4.13
2010		9.90	0.25	1.33	1.58	(0.29)	–	(0.29)	11.19	16.25
2009		9.24	0.25	1.02	1.27	(0.31)	(0.30)	(0.61)	9.90	15.03
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2014	(c)	14.32	0.22	0.37	0.59	(0.23)	(0.15)	(0.38)	14.53	4.14	(d)
2013		12.66	0.24	1.67	1.91	(0.25)	–	(0.25)	14.32	15.35
2012		11.69	0.20	1.00	1.20	(0.23)	–	(0.23)	12.66	10.46
2011		11.52	0.21	0.18	0.39	(0.22)	–	(0.22)	11.69	3.39
2010		10.09	0.22	1.47	1.69	(0.26)	–	(0.26)	11.52	16.97
2009		9.35	0.23	1.12	1.35	(0.25)	(0.36)	(0.61)	10.09	15.75
Class B shares
2014	(c)	14.37	0.18	0.34	0.52	(0.07)	(0.15)	(0.22)	14.67	3.66	(d)
2013		12.66	0.19	1.64	1.83	(0.12)	–	(0.12)	14.37	14.55
2012		11.69	0.14	0.96	1.10	(0.13)	–	(0.13)	12.66	9.51
2011		11.51	0.13	0.18	0.31	(0.13)	–	(0.13)	11.69	2.67
2010		10.08	0.15	1.47	1.62	(0.19)	–	(0.19)	11.51	16.21
2009		9.33	0.17	1.10	1.27	(0.16)	(0.36)	(0.52)	10.08	14.74
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2014	(c)	14.48	0.23	0.39	0.62	(0.23)	(0.19)	(0.42)	14.68	4.38	(d)
2013		12.45	0.23	2.04	2.27	(0.24)	–	(0.24)	14.48	18.51
2012		11.49	0.19	0.99	1.18	(0.22)	–	(0.22)	12.45	10.50
2011		11.30	0.17	0.21	0.38	(0.19)	–	(0.19)	11.49	3.32
2010		9.80	0.19	1.53	1.72	(0.22)	–	(0.22)	11.30	17.79
2009		9.08	0.19	1.09	1.28	(0.20)	(0.36)	(0.56)	9.80	15.44
Class B shares
2014	(c)	14.57	0.19	0.39	0.58	(0.09)	(0.19)	(0.28)	14.87	4.05	(d)
2013		12.50	0.18	2.00	2.18	(0.11)	–	(0.11)	14.57	17.56
2012		11.51	0.14	0.97	1.11	(0.12)	–	(0.12)	12.50	9.73
2011		11.32	0.10	0.19	0.29	(0.10)	–	(0.10)	11.51	2.55
2010		9.83	0.12	1.52	1.64	(0.15)	–	(0.15)	11.32	16.86
2009		9.08	0.14	1.08	1.22	(0.11)	(0.36)	(0.47)	9.83	14.57

See accompanying notes.

52

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

			Ratio of Net
Net Assets, End of	Ratio of Expenses		Investment Income
Period (in	to Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$43,841	0 .41%(e),(f),(g)		2 .80	%(e)	19 .1	%(e)
41,988	0.41 (f)	,(g)	1.93		15.2
38,144	0.41 (f)	,(g)	1.75		28.7
34,966	0.41 (f)	,(g)	2.18		16.4
38,183	0.41 (f)	,(g)	2.41		36.2
32,081	0.47 (f)	,(g)	2.89		28.4

121,600	0.41 (e)	,(f),(g)	3.07	(e)	17.2	(e)
118,277	0.41 (f)	,(g)	1.79		25.7
99,802	0.41 (f)	,(g)	1.67		21.9
85,340	0.41 (f)	,(g)	1.80		8.8
82,683	0.41 (f)	,(g)	2.02		32.0
67,298	0.46 (f)	,(g)	2.57		15.7

3,507	1.16 (e)	,(f),(g)	2.55	(e)	17.2	(e)
4,131	1.16 (f)	,(g)	1.42		25.7
6,003	1.16 (f)	,(g)	1.17		21.9
7,669	1.16 (f)	,(g)	1.11		8.8
8,573	1.16 (f)	,(g)	1.36		32.0
8,049	1.22 (f)	,(g)	1.97		15.7

109,576	0.41 (e)	,(f),(g)	3.17	(e)	15.5	(e)
104,960	0.41 (f)	,(g)	1.74		25.1
84,188	0.41 (f)	,(g)	1.63		20.0
69,285	0.41 (f)	,(g)	1.46		10.7
62,470	0.41 (f)	,(g)	1.83		32.1
49,349	0.46 (f)	,(g)	2.18		9.5

3,723	1.16 (e)	,(f),(g)	2.57	(e)	15.5	(e)
4,009	1.16 (f)	,(g)	1.33		25.1
5,326	1.16 (f)	,(g)	1.19		20.0
6,963	1.16 (f)	,(g)	0.84		10.7
7,929	1.16 (f)	,(g)	1.17		32.1
7,373	1.22 (f)	,(g)	1.58		9.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

53

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2014	(c)	$14.80	$0.22	$0.46	$0.68	($0.23)	($0.37)	($0.60)	$14.88	4.66	%(d)
2013		12.42	0.22	2.39	2.61	(0.23)	–	(0.23)	14.80	21.35
2012		11.42	0.17	1.03	1.20	(0.20)	–	(0.20)	12.42	10.73
2011		11.23	0.15	0.20	0.35	(0.16)	–	(0.16)	11.42	3.08
2010		9.71	0.17	1.54	1.71	(0.19)	–	(0.19)	11.23	17.82
2009		8.99	0.16	1.07	1.23	(0.17)	(0.34)	(0.51)	9.71	14.98
Class B shares
2014	(c)	14.73	0.19	0.43	0.62	(0.09)	(0.37)	(0.46)	14.89	4.29	(d)
2013		12.34	0.16	2.34	2.50	(0.11)	–	(0.11)	14.73	20.43
2012		11.33	0.12	0.99	1.11	(0.10)	–	(0.10)	12.34	9.90
2011		11.13	0.07	0.20	0.27	(0.07)	–	(0.07)	11.33	2.40
2010		9.64	0.10	1.51	1.61	(0.12)	–	(0.12)	11.13	16.86
2009		8.91	0.11	1.05	1.16	(0.09)	(0.34)	(0.43)	9.64	14.11
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2014	(c)	14.61	0.21	0.49	0.70	(0.22)	(0.41)	(0.63)	14.68	4.93	(d)
2013		12.11	0.19	2.53	2.72	(0.22)	–	(0.22)	14.61	22.78
2012		11.09	0.16	1.03	1.19	(0.17)	–	(0.17)	12.11	10.98
2011		10.90	0.14	0.19	0.33	(0.14)	–	(0.14)	11.09	2.95
2010		9.38	0.15	1.53	1.68	(0.16)	–	(0.16)	10.90	18.10
2009		8.72	0.13	1.04	1.17	(0.15)	(0.36)	(0.51)	9.38	14.66
Class B shares
2014	(c)	14.51	0.19	0.45	0.64	(0.07)	(0.41)	(0.48)	14.67	4.53	(d)
2013		12.01	0.16	2.45	2.61	(0.11)	–	(0.11)	14.51	21.92
2012		10.98	0.09	1.01	1.10	(0.07)	–	(0.07)	12.01	10.14
2011		10.79	0.06	0.18	0.24	(0.05)	–	(0.05)	10.98	2.17
2010		9.30	0.08	1.51	1.59	(0.10)	–	(0.10)	10.79	17.16
2009		8.63	0.09	1.01	1.10	(0.07)	(0.36)	(0.43)	9.30	13.78
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2014	(c)	11.94	0.17	0.17	0.34	(0.22)	–	(0.22)	12.06	2.88	(d)
2013		11.60	0.26	0.34	0.60	(0.26)	–	(0.26)	11.94	5.26
2012		11.00	0.21	0.67	0.88	(0.28)	–	(0.28)	11.60	8.17
2011		10.93	0.31	0.06	0.37	(0.30)	–	(0.30)	11.00	3.50
2010		9.95	0.32	1.00	1.32	(0.34)	–	(0.34)	10.93	13.67
2009		9.43	0.26	0.85	1.11	(0.46)	(0.13)	(0.59)	9.95	12.76
Class B shares
2014	(c)	11.84	0.13	0.16	0.29	(0.09)	–	(0.09)	12.04	2.50	(d)
2013		11.49	0.19	0.32	0.51	(0.16)	–	(0.16)	11.84	4.45
2012		10.88	0.15	0.63	0.78	(0.17)	–	(0.17)	11.49	7.28
2011		10.81	0.23	0.06	0.29	(0.22)	–	(0.22)	10.88	2.73
2010		9.86	0.25	0.99	1.24	(0.29)	–	(0.29)	10.81	12.81
2009		9.32	0.20	0.85	1.05	(0.38)	(0.13)	(0.51)	9.86	12.08

See accompanying notes.

54

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

			Ratio of Net
Net Assets, End of	Ratio of Expenses		Investment Income
Period (in	to Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$76,432	0 .41%(e),(f),(g)		3 .05	%(e)	13 .8	%(e)
69,974	0.41 (f)	,(g)	1.65		30.1
54,432	0.41 (f)	,(g)	1.44		12.5
44,108	0.41 (f)	,(g)	1.28		12.6
38,484	0.41 (f)	,(g)	1.62		31.4
30,106	0.46 (f)	,(g)	1.85		5.8

3,121	1.16 (e)	,(f),(g)	2.57	(e)	13.8	(e)
3,300	1.16 (f)	,(g)	1.22		30.1
3,973	1.16 (f)	,(g)	1.01		12.5
5,195	1.16 (f)	,(g)	0.61		12.6
5,620	1.16 (f)	,(g)	1.00		31.4
5,463	1.22 (f)	,(g)	1.29		5.8

57,268	0.41 (e)	,(f),(g)	2.95	(e)	15.7	(e)
50,375	0.41 (f)	,(g)	1.43		29.5
31,354	0.41 (f)	,(g)	1.35		10.5
26,285	0.41 (f)	,(g)	1.18		15.5
23,723	0.41 (f)	,(g)	1.45		30.1
18,611	0.46 (f)	,(g)	1.63		15.2

939	1.16 (e)	,(f),(g)	2.58	(e)	15.7	(e)
1,012	1.16 (f)	,(g)	1.19		29.5
1,258	1.16 (f)	,(g)	0.81		10.5
1,491	1.16 (f)	,(g)	0.53		15.5
1,783	1.16 (f)	,(g)	0.83		30.1
1,762	1.22 (f)	,(g)	1.14		15.2

31,684	0.41 (e)	,(f),(g)	2.82	(e)	14.1	(e)
30,838	0.41 (f)	,(g)	2.20		14.6
29,464	0.41 (f)	,(g)	1.90		31.1
25,812	0.41 (f)	,(g)	2.87		19.8
25,982	0.41 (f)	,(g)	3.09		46.9
21,341	0.47 (f)	,(g)	2.85		35.9

344	1.16 (e)	,(f),(g)	2.25	(e)	14.1	(e)
379	1.16 (f)	,(g)	1.64		14.6
461	1.16 (f)	,(g)	1.39		31.1
798	1.16 (f)	,(g)	2.14		19.8
840	1.16 (f)	,(g)	2.43		46.9
730	1.22 (f)	,(g)	2.23		35.9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

55

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
SAM BALANCED PORTFOLIO
Class A shares
2014	(c)	$15.60	$0.20	$0.48	$0.68	($0.19)	($0.25)	($0.44)	$15.84	4.46	%(d)
2013		13.70	0.26	1.90	2.16	(0.26)	–	(0.26)	15.60	15.97
2012		12.67	0.26	1.03	1.29	(0.26)	–	(0.26)	13.70	10.27
2011		12.45	0.28	0.22	0.50	(0.28)	–	(0.28)	12.67	4.03
2010		11.00	0.26	1.46	1.72	(0.27)	–	(0.27)	12.45	15.84
2009		10.84	0.30	1.06	1.36	(0.29)	(0.91)	(1.20)	11.00	14.51
Class B shares
2014	(c)	15.60	0.15	0.46	0.61	(0.13)	(0.25)	(0.38)	15.83	3.96	(d)
2013		13.68	0.16	1.89	2.05	(0.13)	–	(0.13)	15.60	15.11
2012		12.65	0.16	1.00	1.16	(0.13)	–	(0.13)	13.68	9.29
2011		12.42	0.19	0.21	0.40	(0.17)	–	(0.17)	12.65	3.22
2010		10.97	0.17	1.45	1.62	(0.17)	–	(0.17)	12.42	14.88
2009		10.81	0.22	1.06	1.28	(0.21)	(0.91)	(1.12)	10.97	13.65
Class C shares
2014	(c)	15.43	0.14	0.48	0.62	(0.14)	(0.25)	(0.39)	15.66	4.07	(d)
2013		13.55	0.15	1.89	2.04	(0.16)	–	(0.16)	15.43	15.17
2012		12.54	0.16	1.01	1.17	(0.16)	–	(0.16)	13.55	9.42
2011		12.33	0.19	0.21	0.40	(0.19)	–	(0.19)	12.54	3.22
2010		10.89	0.17	1.45	1.62	(0.18)	–	(0.18)	12.33	15.03
2009		10.75	0.22	1.05	1.27	(0.22)	(0.91)	(1.13)	10.89	13.62
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2014	(c)	12.05	0.16	0.29	0.45	(0.16)	(0.23)	(0.39)	12.11	3.82	(d)
2013		11.22	0.25	0.89	1.14	(0.25)	(0.06)	(0.31)	12.05	10.41
2012		10.56	0.27	0.70	0.97	(0.26)	(0.05)	(0.31)	11.22	9.39
2011		10.46	0.30	0.10	0.40	(0.30)	–	(0.30)	10.56	3.81
2010		9.47	0.29	1.00	1.29	(0.30)	–	(0.30)	10.46	13.84
2009		8.84	0.32	0.99	1.31	(0.31)	(0.37)	(0.68)	9.47	16.04
Class B shares
2014	(c)	12.06	0.13	0.28	0.41	(0.11)	(0.23)	(0.34)	12.13	3.48	(d)
2013		11.22	0.18	0.88	1.06	(0.16)	(0.06)	(0.22)	12.06	9.57
2012		10.55	0.18	0.70	0.88	(0.16)	(0.05)	(0.21)	11.22	8.48
2011		10.44	0.22	0.09	0.31	(0.20)	–	(0.20)	10.55	3.00
2010		9.45	0.22	0.98	1.20	(0.21)	–	(0.21)	10.44	12.89
2009		8.82	0.25	0.99	1.24	(0.24)	(0.37)	(0.61)	9.45	15.15
Class C shares
2014	(c)	11.95	0.12	0.28	0.40	(0.12)	(0.23)	(0.35)	12.00	3.39	(d)
2013		11.13	0.16	0.89	1.05	(0.17)	(0.06)	(0.23)	11.95	9.60
2012		10.48	0.18	0.70	0.88	(0.18)	(0.05)	(0.23)	11.13	8.57
2011		10.38	0.22	0.10	0.32	(0.22)	–	(0.22)	10.48	3.07
2010		9.40	0.22	0.99	1.21	(0.23)	–	(0.23)	10.38	12.99
2009		8.78	0.26	0.98	1.24	(0.25)	(0.37)	(0.62)	9.40	15.21

See accompanying notes.

56

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

			Ratio of Net
Net Assets, End of	Ratio of Expenses		Investment Income
Period (in	to Average Net		to Average Net		Portfolio
thousands)	Assets		Assets		Turnover Rate

$2,009,678	0.65%(e),(f)		2.55	%(e)	2.9	%(e)
1,923,276	0.68	(f)	1.78		16.9
1,675,088	0.71	(f)	1.94		9.6
1,580,189	0.70	(f)	2.19		29.6
1,627,536	0.71	(f)	2.21		13.2
1,550,550	0.74	(f)	3.01		5.1

90,157	1.52 (e)	,(f),(g)	1.95	(e)	2.9	(e)
116,391	1.51 (f)	,(g)	1.12		16.9
173,375	1.55 (f)	,(g)	1.22		9.6
279,613	1.50 (f)	,(g)	1.46		29.6
437,393	1.51	(f)	1.46		13.2
572,722	1.53	(f)	2.28		5.1

693,734	1.39 (e)	,(f)	1.80	(e)	2.9	(e)
654,170	1.41	(f)	1.03		16.9
554,609	1.45	(f)	1.21		9.6
541,446	1.43	(f)	1.46		29.6
576,580	1.45	(f)	1.47		13.2
575,405	1.48	(f)	2 .28		5 .1

468,131	0.63 (e)	,(f),(g)	2.77	(e)	2.8	(e)
439,792	0.63 (f)	,(g)	2.18		13.1
382,440	0.70	(f)	2.45		6.8
335,253	0.70	(f)	2.79		21.4
313,168	0.70	(f)	2.94		11.4
274,740	0.74	(f)	3.71		9.2

15,876	1.38 (e)	,(f),(g)	2.20	(e)	2.8	(e)
19,902	1.38 (f)	,(g)	1.58		13.1
32,590	1.56 (f)	,(g)	1.70		6.8
50,227	1.51 (f)	,(g)	2.05		21.4
77,135	1.51	(f)	2.17		11.4
93,923	1.54	(f)	2.96		9.2

230,346	1.38 (e)	,(f),(g)	2.00	(e)	2.8	(e)
209,997	1.38 (f)	,(g)	1.42		13.1
179,925	1.44	(f)	1.72		6.8
168,814	1.44	(f)	2.06		21.4
172,782	1.45	(f)	2.20		11.4
160,228	1.48	(f)	3.00		9.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

57

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment and Unrealized Total From			from Net	from	Dividends	Net Asset
		Beginning of Income Gain (Loss) on Investment Investment					Realized	and	Value, End
		Period	(Loss)(a)	Investments Operations		Income	Gains	Distributions of Period Total Return(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2014	(c)	$17.53	$0.20	$0.68	$0.88	($0.23)	($0.15)	($0.38)	$18.03	5.06	%(d)
2013		14.73	0.22	2.81	3.03	(0.23)	–	(0.23)	17.53	20.88
2012		13.48	0.19	1.26	1.45	(0.20)	–	(0.20)	14.73	10.92
2011		13.13	0.19	0.35	0.54	(0.19)	–	(0.19)	13.48	4.10
2010		11.38	0.17	1.77	1.94	(0.19)	–	(0.19)	13.13	17.21
2009		11.58	0.22	0.95	1.17	(0.22)	(1.15)	(1.37)	11.38	12.30
Class B shares
2014	(c)	16.92	0.15	0.62	0.77	(0.03)	(0.15)	(0.18)	17.51	4.58	(d)
2013		14.18	0.11	2.69	2.80	(0.06)	–	(0.06)	16.92	19.86
2012		12.94	0.09	1.21	1.30	(0.06)	–	(0.06)	14.18	10.06
2011		12.59	0.09	0.32	0.41	(0.06)	–	(0.06)	12.94	3.27
2010		10.92	0.08	1.68	1.76	(0.09)	–	(0.09)	12.59	16.22
2009		11.13	0.14	0.90	1.04	(0.10)	(1.15)	(1.25)	10.92	11.41
Class C shares
2014	(c)	16.59	0.13	0.63	0.76	(0.11)	(0.15)	(0.26)	17.09	4.64	(d)
2013		13.95	0.09	2.68	2.77	(0.13)	–	(0.13)	16.59	20.01
2012		12.77	0.08	1.20	1.28	(0.10)	–	(0.10)	13.95	10.09
2011		12.44	0.09	0.33	0.42	(0.09)	–	(0.09)	12.77	3.38
2010		10.80	0.07	1.68	1.75	(0.11)	–	(0.11)	12.44	16.29
2009		11.03	0.14	0.90	1.04	(0.12)	(1.15)	(1.27)	10.80	11.48
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2014	(c)	12.37	0.19	0.25	0.44	(0.18)	(0.19)	(0.37)	12.44	3.62	(d)
2013		11.99	0.33	0.50	0.83	(0.34)	(0.11)	(0.45)	12.37	7.09
2012		11.32	0.36	0.68	1.04	(0.35)	(0.02)	(0.37)	11.99	9.30
2011		11.31	0.40	0.01	0.41	(0.40)	–	(0.40)	11.32	3.64
2010		10.44	0.39	0.90	1.29	(0.42)	–	(0.42)	11.31	12.61
2009		9.50	0.41	1.18	1.59	(0.41)	(0.24)	(0.65)	10.44	17.66
Class B shares
2014	(c)	12.39	0.13	0.25	0.38	(0.12)	(0.19)	(0.31)	12.46	3.11	(d)
2013		12.00	0.22	0.50	0.72	(0.22)	(0.11)	(0.33)	12.39	6.10
2012		11.32	0.27	0.68	0.95	(0.25)	(0.02)	(0.27)	12.00	8.43
2011		11.31	0.31	–	0.31	(0.30)	–	(0.30)	11.32	2.74
2010		10.43	0.30	0.90	1.20	(0.32)	–	(0.32)	11.31	11.69
2009		9.48	0.34	1.18	1.52	(0.33)	(0.24)	(0.57)	10.43	16.85
Class C shares
2014	(c)	12.27	0.14	0.26	0.40	(0.14)	(0.19)	(0.33)	12.34	3.27	(d)
2013		11.90	0.23	0.50	0.73	(0.25)	(0.11)	(0.36)	12.27	6.25
2012		11.23	0.27	0.68	0.95	(0.26)	(0.02)	(0.28)	11.90	8.56
2011		11.23	0.31	–	0.31	(0.31)	–	(0.31)	11.23	2.80
2010		10.36	0.30	0.90	1.20	(0.33)	–	(0.33)	11.23	11.81
2009		9.43	0.34	1.17	1.51	(0.34)	(0.24)	(0.58)	10.36	16.87

See accompanying notes.

58

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$1,447,077	0.66%(e),(f)		2.30	%(e)	3.2	%(e)
1,372,490	0.68	(f)	1.35		20.2
1,174,694	0.72	(f)	1.32		13.1
1,124,629	0.71	(f)	1.42		31.9
1,178,547	0.72	(f)	1.37		15.4
1,103,246	0.77	(f)	2.15		4.2

68,627	1.54 (e)	,(f),(g)	1.80	(e)	3.2	(e)
89,160	1.53 (f)	,(g)	0.73		20.2
132,576	1.55 (f)	,(g)	0.63		13.1
210,707	1.51 (f)	,(g)	0.70		31.9
317,492	1.52	(f)	0.64		15.4
414,345	1.55	(f)	1.43		4.2

533,692	1.41 (e)	,(f)	1.58	(e)	3.2	(e)
510,553	1.43	(f)	0.61		20.2
443,838	1.47	(f)	0.59		13.1
447,955	1.46	(f)	0.68		31.9
493,019	1.48	(f)	0.64		15.4
509,044	1.52	(f)	1.42		4.2

748,788	0.64 (e)	,(f)	3.07	(e)	3.0	(e)
718,931	0.66	(f)	2.71		10.5
612,795	0.69	(f)	3.08		5.5
521,730	0.69	(f)	3.48		19.6
461,662	0.70	(f)	3.56		9.5
390,778	0.74	(f)	4.34		11.4

19,043	1.60 (e)	,(f),(g)	2.17	(e)	3.0	(e)
24,399	1.61 (f)	,(g)	1.85		10.5
39,066	1.53 (f)	,(g)	2.31		5.5
63,476	1.52 (f)	,(g)	2.71		19.6
105,145	1.51	(f)	2.80		9.5
143,196	1.52	(f)	3.61		11.4

281,482	1.40 (e)	,(f)	2.29	(e)	3.0	(e)
259,444	1.42	(f)	1.95		10.5
224,627	1.44	(f)	2.33		5.5
188,596	1.44	(f)	2.74		19.6
193,584	1.45	(f)	2.81		9.5
171,350	1.47	(f)	3.59		11.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

59

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2014	(c)	$19.91	$0.23	$0.83	$1.06	($0.22)	($0.14)	($0.36)	$20.61	5.36	%(d)
2013		16.13	0.19	3.79	3.98	(0.20)	–	(0.20)	19.91	24.92
2012		14.61	0.12	1.52	1.64	(0.12)	–	(0.12)	16.13	11.31
2011		14.18	0.12	0.44	0.56	(0.13)	–	(0.13)	14.61	3.96
2010		12.14	0.12	2.07	2.19	(0.15)	–	(0.15)	14.18	18.15
2009		12.26	0.18	0.93	1.11	(0.07)	(1.16)	(1.23)	12.14	10.98
Class B shares
2014	(c)	18.66	0.17	0.74	0.91	(0.01)	(0.14)	(0.15)	19.42	4.90	(d)
2013		15.08	0.08	3.52	3.60	(0.02)	–	(0.02)	18.66	23.89
2012		13.66	0.01	1.41	1.42	–	–	–	15.08	10.40
2011		13.25	0.01	0.41	0.42	(0.01)	–	(0.01)	13.66	3.14
2010		11.35	0.03	1.92	1.95	(0.05)	–	(0.05)	13.25	17.25
2009		11.55	0.10	0.86	0.96	–	(1.16)	(1.16)	11.35	10.12
Class C shares
2014	(c)	18.61	0.15	0.76	0.91	(0.09)	(0.14)	(0.23)	19.29	4.93	(d)
2013		15.09	0.06	3.54	3.60	(0.08)	–	(0.08)	18.61	24.00
2012		13.67	0.01	1.42	1.43	(0.01)	–	(0.01)	15.09	10.47
2011		13.27	0.01	0.42	0.43	(0.03)	–	(0.03)	13.67	3.26
2010		11.39	0.03	1.92	1.95	(0.07)	–	(0.07)	13.27	17.14
2009		11.57	0.10	0.88	0.98	–	(1.16)	(1.16)	11.39	10.30

See accompanying notes.

60

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$964,314	0.68%(e),(f)		2.25	%(e)	5.0	%(e)
921,467	0.71	(f)	1.08		26.5
767,482	0.76	(f)	0.78		13.6
726,580	0.75	(f)	0.77		37.7
754,854	0.77	(f)	0.94		15.6
705,912	0.82	(f)	1.71		3.7

53,663	1.57 (e)	,(f),(g)	1.77	(e)	5.0	(e)
68,492	1.56 (f)	,(g)	0.49		26.5
97,162	1.60 (f)	,(g)	0.10		13.6
150,302	1.54 (f)	,(g)	0.07		37.7
216,781	1.56	(f)	0.23		15.6
272,702	1.60	(f)	1.01		3.7

326,050	1.43 (e)	,(f)	1.55	(e)	5.0	(e)
317,406	1.46	(f)	0.36		26.5
273,694	1.51	(f)	0.06		13.6
274,978	1.49	(f)	0.05		37.7
301,333	1.52	(f)	0.21		15.6
304,256	1.57	(f)	0.98		3.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

61

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014(a)	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014(a)	Annualized Expense Ratio
Principal LifeTime 2010 Fund
Class A	$1,000.00	$1,035.98	$2.07	$1,000.00	$1,022.76	$2.06	0.41%

Principal LifeTime 2020 Fund
Class A	1,000.00	1,041.41	2.08	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,036.64	5.86	1,000.00	1,019.04	5.81	1.16

Principal LifeTime 2030 Fund
Class A	1,000.00	1,043.78	2.08	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,040.48	5.87	1,000.00	1,019.04	5.81	1.16

Principal LifeTime 2040 Fund
Class A	1,000.00	1,046.62	2.08	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,042.89	5.88	1,000.00	1,019.04	5.81	1.16

Principal LifeTime 2050 Fund
Class A	1,000.00	1,049.27	2.08	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,045.29	5.88	1,000.00	1,019.04	5.81	1.16

Principal LifeTime Strategic Income Fund
Class A	1,000.00	1,028.77	2.06	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,024.98	5.82	1,000.00	1,019.04	5.81	1.16

62

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS, INC. April 30, 2014 (unaudited)

		Actual			Hypothetical
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014(a)	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014(a)	Annualized Expense Ratio
SAM Balanced Portfolio
Class A	$1,000.00	$1,044.60	$3.30	$1,000.00	$1,021.57	$3.26	0.65%
Class B	1,000.00	1,039.61	7.69	1,000.00	1,017.26	7.60	1.52
Class C	1,000.00	1,040.72	7.03	1,000.00	1,017.90	6.95	1.39

SAM Conservative Balanced Portfolio
Class A	1,000.00	1,038.18	3.18	1,000.00	1,021.67	3.16	0.63
Class B	1,000.00	1,034.76	6.96	1,000.00	1,017.95	6.90	1.38
Class C	1,000.00	1,033.92	6.96	1,000.00	1,017.95	6.90	1.38

SAM Conservative Growth Portfolio
Class A	1,000.00	1,050.59	3.36	1,000.00	1,021.52	3.31	0.66
Class B	1,000.00	1,045.80	7.81	1,000.00	1,017.16	7.70	1.54
Class C	1,000.00	1,046.45	7.15	1,000.00	1,017.80	7.05	1.41

SAM Flexible Income Portfolio
Class A	1,000.00	1,036.24	3.23	1,000.00	1,021.62	3.21	0.64
Class B	1,000.00	1,031.09	8.06	1,000.00	1,016.86	8.00	1.60
Class C	1,000.00	1,032.74	7.06	1,000.00	1,017.85	7.00	1.40

SAM Strategic Growth Portfolio
Class A	1,000.00	1,053.61	3.46	1,000.00	1,021.42	3.41	0.68
Class B	1,000.00	1,049.01	7.98	1,000.00	1,017.01	7.85	1.57
Class C	1,000.00	1,049.34	7.27	1,000.00	1,017.70	7.15	1.43

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

63

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

64

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

65

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, the Manager since 2011
El Dorado Hills, CA 95762	Senior Vice President, the Manager (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

66

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958
Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2014, and the Statement of Additional Information dated March 1, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

67

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an Amended and Restated Sub-advisory Agreement with Emerald Advisers, Inc. (“Emerald”) related to the SmallCap Growth Fund I; (2) Sub-advisory Agreements with William Blair & Company, LLC (“William Blair”) and Robert W. Baird & Co Incorporated (“Baird”) related to the MidCap Growth Fund III; (3) an Amended and Restated Sub-advisory Agreement with W.H. Reaves & Company, Inc. (“W.H. Reaves”) related to the Global Diversified Income Fund; and (4) a Sub-advisory Agreement with Origin Asset Management LLP (“Origin”) and an Amended and Restated Management Agreement with Principal Management Corporation (the “Manager”) related to the International Fund I.

Emerald Sub-Advisory Agreement

At its December 9, 2013 meeting, the Board considered, for SmallCap Growth Fund I (the “Fund”), the approval of a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Emerald, contingent upon shareholder approval of the merger of the SmallCap Growth Fund II (“Target Fund”), for which Emerald previously served as subadvisor, into the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of Emerald, investment approach of Emerald, the experience and skills of Emerald’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended Emerald based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by Emerald under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical performance of Emerald with respect to the Target Fund for each of the past five calendar years, as compared to a Morningstar peer group and relevant benchmark index. In addition, the Board reviewed the hypothetical one-year, three-year and five-year performance returns as of September 30, 2013 of the Fund assuming Emerald had been a subadvisor, as compared to the Fund’s actual returns, a Morningstar peer group and a relevant benchmark index. The Board also reviewed the risk/return measures of the Fund assuming Emerald had been a subadvisor, as compared to the Fund’s actual risk/return measures for the five-year period ended September 30, 2013. The Board concluded, based on the information provided, that the historical investment performance record of Emerald was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager will compensate Emerald from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes a breakpoint and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found Emerald’s proposed fee to be competitive for this strategy. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and Emerald. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by Emerald when evaluating the subadvisory fee. The Board noted that Emerald may use soft dollars and that Emerald’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, taking into account these potential benefits, the proposed subadvisory fee was reasonable.

68

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Baird & William Blair Sub-Advisory Agreements

On December 9, 2013, the Board considered for the MidCap Growth Fund III (the “Fund”) the approval of subadvisory agreements (each a “Subadvisory Agreement” and together the “Subadvisory Agreements”) between the Manager and each of Baird and William Blair (together, the “Subadvisors” and each a “Subadvisor”).

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisors, investment approach of the Subadvisors, the experience and skills of the Subadvisors’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended each Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by each Subadvisor under its Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical one-year, three-year, five-year and ten-year performance returns and rankings as of September 30, 2013 of each Subadvisor in funds with investment strategies similar to the investment strategy for the Fund, as compared to a Morningstar peer group and a relevant benchmark index. The Board also reviewed the relevant historical performance for each Subadvisor for each of the past five calendar years as compared to a Morningstar peer group and relevant benchmark index. In addition, the Board reviewed the hypothetical one-year, three-year, five-year and ten-year performance returns as of September 30, 2013 of the Fund assuming Baird and William Blair had been subadvisors, as compared to the Fund’s actual returns, a Morningstar peer group and a relevant benchmark index. The Board concluded, based on the information provided, that the historical investment performance record of each Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee for each Subadvisor, noting that the Manager will compensate the Subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreements. The Board noted that the proposed subadvisory fee schedules include breakpoints and concluded that the subadvisory fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found each Subadvisor’s proposed fee to be competitive for this strategy. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rates were negotiated at arm’s-length between the Manager and the Subadvisor. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisors when evaluating the subadvisory fees. The Board noted that each Subadvisor may use soft dollars and that each Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable and that approval of each Subadvisory Agreement is in the best interests of the Fund.

69

W.H. Reaves Sub-Advisory Agreement

On December 9, 2013, the Board, on behalf of the Global Diversified Income Fund (the “Fund”), considered for approval an amended and restated subadvisory agreement (the “Subadvisory Agreement”) between the Manager and W.H. Reaves in connection with the proposal to reduce W.H. Reaves’ fee.

The Board reviewed materials received from the Manager regarding the proposed subadvisory fee reduction. The Board considered the Manager’s representation that the subadvisory fee reduction would not reduce the quality or quantity of the services provided by W.H. Reaves to the Fund and that W.H. Reaves’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement, other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2013 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by W.H. Reaves under the Subadvisory Agreement and had concluded, based on the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement.

Origin Sub-Advisory Agreement and Management Agreement with Manager

On March 10, 2014, the Board met to consider for the International Fund I (the “Fund”) (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager, in connection with the proposal to reduce the Manager’s fee effective upon shareholder approval of the proposed change in sub-adviser for the Fund, and (2) the approval of a sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Origin. (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

With respect to the Management Agreement, the Board considered the Manager’s representation that the advisory fee reduction would not reduce the quality or quantity of the services provided by the Manager to the Fund and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management Agreement, other than to the fee schedule.

The Board considered that they had last approved the Management Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2013 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by the Manager under the Management Agreement and had concluded, based on the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the Management Agreement.

In approving the Sub-advisory Agreement, the Board considered various factors, including the following, and made certain findings and conclusions with regard thereto.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of Origin, investment approach of Origin, the experience and skills of Origin’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended Origin based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Origin under the Subadvisory Agreement are expected to be satisfactory.

70

Investment Performance

The Board reviewed the historical one-year, three-year and five-year performance returns and rankings as of December 31, 2013 of Origin in an international equity strategy composite, as compared to the Fund’s actual returns, a relevant benchmark index and a relevant Morningstar category. The Board also reviewed Origin’s relevant historical performance for the past five calendar year periods, as well as for an additional period during which the Fund’s current sub-advisers both were managing the Fund. The Board concluded, based on the information provided, that the historical investment performance record of Origin was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager will compensate Origin from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes a breakpoint and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found the Sub-adviser’s proposed fee to be competitive for this strategy. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Origin when evaluating the subadvisory fee. The Board noted that Origin may use soft dollars and that Origin’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, taking into account these potential benefits, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

71

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Investing involves risk, including possible loss of principal.

Not authorized for distribution unless preceded or accompanied by a current prospectus, or a summary prospectus if available, that includes information about the Fund’s objectives, risks, charges and expenses.

Please read it carefully before investing.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV429-07 | 06/2014 | t14042100m7
©2014 Principal Financial Services, Inc.

CLASS J SHARES

Principal Money Market Fund

Semiannual Report

April 30, 2014

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY		HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle		Within the Principal Financial Group
personal information.		We may share personal information about you or about former
This Notice applies to:		customers, plan participants or beneficiaries within the
x people who own or apply for our products or services		Principal Financial Group for several reasons, including:
for personal use.		x to assist us in providing service;
x employee benefit plan participants and beneficiaries.		x to help design and improve products; or
Please note that in this Notice, “you” refers to only these		x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.		With Others

WE PROTECT INFORMATION WE COLLECT ABOUT		In the course of doing business we may share data with others.
YOU		This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal		information may be shared with others for the following
information. These standards include limiting access to		reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION		x to prevent fraud,
We collect data about you as we do business with you.		x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:		other regulators, or
x Information we obtain when you apply or enroll for		x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial		We also may share personal information:
status; and, when applicable, health history.		x with others that service your accounts, or that perform
x Information we obtain from others. This may include		services on our behalf;
claim reports, medical records, when applicable, credit		x with others with whom we may have joint marketing
reports, property values and similar data.		agreements. These include financial services companies
x Information we obtain through our transactions		(such as other insurance companies, banks or mutual
and experience with you. This includes your claims		fund companies); and
history, payment and investment records, and account		x with other companies with your consent, at your request
values	and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-12

01/2014

F445PS-14

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been accepted.
x when you consent.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state's privacy practices are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP
Several companies within the Principal Financial Group	Your agent, broker, registered representative, consultant or
are listed at the top of this Notice. The companies of the	advisor may have a different privacy policy.
Principal Financial Group are leading providers of
retirement savings, investment, and insurance products.	1-800-986-3343

MM 2458-12

01/2014

F456PS-14

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.
MEDICAL INFORMATION
WE PROTECT INFORMATION WE COLLECT ABOUT
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-11

01/2014

F445CA-11

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker, registered representative, consultant, or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give you a revised notice when required by law.

BB 9338-11

01/2014

F456CA-11

Financial Statements	1
Notes to Financial Statements	4
Schedules of Investments	9
Financial Highlights (Includes performance information)	14
Shareholder Expense Example	16
Supplemental Information	17

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2014 (unaudited)

	Money
Amounts in thousands, except per share amounts	Market Fund
Investment in securities--at cost	$1,060,561
Assets
Investment in securities--at value	$1,060,561
Cash	16
Receivables:
Dividends and interest	56
Expense reimbursement from Manager	368
Expense reimbursement from Distributor	17
Fund shares sold	1,937
Other assets	26
Total Assets	1,062,981
Liabilities
Accrued management and investment advisory fees	346
Accrued distribution fees	71
Accrued transfer agent fees	306
Accrued directors' expenses	2
Accrued other expenses	54
Payables:
Fund shares redeemed	5,114
Total Liabilities	5,893
Net Assets Applicable to Outstanding Shares	$1,057,088
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,098,332
Accumulated undistributed (overdistributed) net realized gain (loss)	(41,244)
Total Net Assets	$1,057,088
Capital Stock (par value: $.01 per share):
Shares authorized	8,400,000
Net Asset Value Per Share:
Class A: Net Assets	$438,346
Shares Issued and Outstanding	438,256
Net Asset Value per share	$1.00
Maximum Offering Price	$1.00
Class B: Net Assets	$4,290
Shares Issued and Outstanding	4,289
Net Asset Value per share	$1.00	(a)
Class C: Net Assets	$15,712
Shares Issued and Outstanding	15,709
Net Asset Value per share	$1.00	(a)
Class J: Net Assets	$257,554
Shares Issued and Outstanding	257,502
Net Asset Value per share	$1.00	(a)
Institutional: Net Assets	$341,186
Shares Issued and Outstanding	341,117
Net Asset Value per share	$1.00

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

1

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS,INC.
Six Months Ended April 30, 2014 (unaudited)

Amounts in thousands	Money Market Fund
Net Investment Income (Loss)
Income:
Interest	$913
Total Income	913
Expenses:
Management and investment advisory fees	2,138
Distribution fees - Class B	27
Distribution fees - Class C	94
Distribution fees - Class J	330
Registration fees - Class A	44
Registration fees - Class B	9
Registration fees - Class C	10
Registration fees - Class J	19
Registration fees - Institutional	16
Shareholder reports - Class A	31
Shareholder reports - Class B	1
Shareholder reports - Class C	1
Shareholder reports - Class J	52
Shareholder reports - Institutional	1
Transfer agent fees - Class A	281
Transfer agent fees - Class B	9
Transfer agent fees - Class C	13
Transfer agent fees - Class J	181
Transfer agent fees - Institutional	7
Custodian fees	4
Directors' expenses	10
Professional fees	12
Other expenses	7
Total Gross Expenses	3,297
Less: Reimbursement from Manager - Class A	885
Less: Reimbursement from Manager - Class B	46
Less: Reimbursement from Manager - Class C	46
Less: Reimbursement from Manager - Class J	880
Less: Reimbursement from Manager - Institutional	419
Less: Reimbursement from Distributor - Class B	7
Less: Reimbursement from Distributor - Class C	94
Less: Reimbursement from Distributor - Class J	9
Total Net Expenses	911
Net Investment Income (Loss)	2

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	215
Net Realized and Unrealized Gain (Loss) on Investments	215
Net Increase (Decrease) in Net Assets Resulting from Operations	$217

See accompanying notes.

2

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Money Market Fund
								Period Ended	Year Ended
								April 30, 2014	October 31, 2013
Operations
Net investment income (loss)								$2	$–
Net realized gain (loss) on investments								215	149
Change in unrealized appreciation/depreciation of investments								–	–
			Net Increase (Decrease) in Net Assets Resulting from Operations					217	149

Capital Share Transactions
Net increase (decrease) in capital share transactions								(79,712)	12,653
						Total Increase (Decrease) in Net Assets		(79,495)	12,802

Net Assets
Beginning of period								1,136,583	1,123,781
End of period (including undistributed net investment income as set forth below)								$1,057,088	$1,136,583
Undistributed (overdistributed) net investment income (loss)								$–	$(2)

	Class A		Class B		Class C	Class J	Institutional
Capital Share Transactions:
Period Ended April 30, 2014
Dollars:
Sold	$223,024		$352		$5,617	$55,009	$114,251
Redeemed	(257,273)		(2,448)		(11,140)	(76,043)	(131,061)
Net Increase (Decrease)	$(34,249) $		(2,096	) $	(5,523) $	(21,034)	$(16,810)
Shares:
Sold	223,026		351		5,617	55,009	114,252
Redeemed	(257,274)		(2,448)		(11,140)	(76,043)	(131,061)
Net Increase (Decrease)	(34,248)		(2,097)		(5,523)	(21,034)	(16,809)
Year Ended October 31, 2013
Dollars:
Sold	$598,551		$2,350		$26,882	$180,552	$578,995
Redeemed	(584,145)		(8,230)		(22,972)	(184,630)	(574,700)
Net Increase (Decrease)	$14,406		$(5,880	) $	3,910	$(4,078) $	4,295
Shares:
Sold	598,551		2,350		26,881	180,552	578,995
Redeemed	(584,145)		(8,230)		(22,972)	(184,630)	(574,700)
Net Increase (Decrease)	14,406		(5,880)		3,909	(4,078)	4,295

Distributions:
Period Ended April 30, 2014
From net investment
income	$–	$	– $		–	$–	$–
From net realized gain on
investments	–		–		–	–	–
Total Dividends and
Distributions	$–	$	– $		–	$–	$–
Year Ended October 31, 2013
From net investment
income	$–	$	– $		–	$–	$–
From net realized gain on
investments	–		–		–	–	–
Total Dividends and
Distributions	$–	$	– $		–	$–	$–

See accompanying notes.

3

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

1. Organization

Principal Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. The financial statements for Money Market Fund are presented herein. Money Market Fund offers four classes of shares: Class A, Class C, Class J and Institutional. Class B shares of Money Market Fund are no longer available for purchase. Information presented in these financial statements pertains to the Class J shares. Certain detailed information for the other classes of shares is provided separately.

On April 25, 2013, Principal Management Corporation (the “Manager”) made a payment to Money Market Fund to cover certain realized losses related to prior year’s security dispositions where the market based valuation had fallen below the value of the security under the amortized cost method. The amount of the payment is included in Money Market Fund’s statement of operations.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Funds, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund values its securities, other than holdings of other publicly traded investment funds, at amortized cost, which approximates fair value, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by the Manager.

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2014, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal IncomeTaxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

4

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

2. Significant Accounting Policies (Continued)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2014, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress or anticipated at this time.

Recent Accounting Pronouncements. In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2013-08 Financial Services – Investment Companies to amend the criteria for an entity to qualify as an investment company. In addition, the ASU (1) requires new disclosure for all investment companies and (2) amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 is effective prospectively during interim and annual periods in fiscal years beginning after December 15, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended April 30, 2014, Money Market Fund did not borrow from or loan to the Facility.

In addition, Money Market Fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. Money Market Fund did not borrow against the line of credit during the period ended April 30, 2014.

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Fund’s policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Fund could experience delays in the realization of the collateral.

5

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for transfers between levels of each Fund’s assets and liabilities. As of April 30, 2014, there were no transfers between Level 1 and Level 2.

As of April 30, 2014, 100% of the Fund’s investments were valued based on Level 2 inputs, with the exception of publicly traded investment funds, which are based on Level 1 inputs.

6

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of the Fund, which is an affiliate of the Manager. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Fund (in millions)

First	Next	Next	Next	Next $1	Over $3
$500	$500	$500	$500	billion	billion
.40%	.39%	.38%	.37%	.36%	.35%

Class A, Class B, Class C, and Institutional shares of Money Market Fund reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Class B and Class C shares is 1.55% and 1.79%, respectively. The expense limits will expire on February 28, 2015.

The Manager has voluntarily agreed to limit the Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Amounts owed to Money Market Fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class B, Class C and Class J shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Fund, a portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are 1.00%, 1.00% and .25% for Class B, Class C and Class J shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the Fund’s distribution fees attributable to certain share classes of the Fund. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .75% for Class B and 0% for Class C shares. The limit may be terminated at any time.

Effective December 30, 2013, the Distributor has contractually agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares through February 28, 2015. The limit will maintain the level of distribution fees not to exceed .24% for Class J shares.

Amounts owed to Money Market Fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

Sales Charges. Principal Funds Distributor, Inc., as the principal distributor, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2014, were $1,000, $1,000, $5,000, and $47,000 for Class A, Class B, Class C, and Class J shares, respectively.

Affiliated Ownership. At April 30, 2014, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned 669,000 and 3,511,000 shares of Class A and Institutional shares, respectively.

7

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

6. Capital Share Transactions

The following table reflects the conversion of Class B shares into Class A shares (reflected in the statement of changes in net assets as Class B shares and dollars redeemed and Class A dollars sold) for the period ended April 30, 2014 (amounts in thousands).

	Shares	Dollars
Money Market Fund	733	$733

7. Federal Tax Information

Distributions to Shareholders. Money Market Fund did not make any distributions for the periods ended April 30, 2014 and October 31, 2013.

Capital Loss Carryforward. Capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. As of October 31, 2013 the Fund had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
						Annual
	2014	2015	2016	2017	Total	Limitations*
Money Market Fund	$13	$3,000	$35,477	$2,969	$41,459	$5,612

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of Money Market Fund’s losses have been subjected to an annual limitation.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of October 31, 2013, Money Market Fund utilized capital loss carryforwards of $11,000.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2013, Money Market Fund had a late-year loss of $2,000 that it intends to defer to the next fiscal year.

Reclassification of Capital Accounts. Money Market Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2013 Money Market Fund recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments
Money Market Fund	$(2)	$2

8. Subsequent Events. Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

8

Schedule of Investments Money Market Fund April 30, 2014 (unaudited)

INVESTMENT COMPANIES - 5.25%		Shares Held	Value	(000	's)		Principal

Publicly Traded Investment Fund - 5.25%						BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund		8,100,000		$8,100		Healthcare - Services - 0.94%
Portfolio						Portland Clinic LLP/The
DWS Money Market Series		21,350,000		21,350		0.12%, 05/07/2014	$9,980		$9,980
STIT - Liquid Assets Portfolio		26,100,000		26,100

				$55,550		Insurance - 1.51%
TOTAL INVESTMENT COMPANIES				$55,550		New York Life Global
		Principal				0.23%, 07/25/2014(a),(c)	16,000		16,000
BONDS - 14.58%		Amount (000's)	Value	(000	's)

Automobile Asset Backed Securities - 5.90%						Other Asset Backed Securities - 2.37%
Ally Auto Receivables Trust 2014-SN1						CIT Equipment Collateral 2013-VT1
0.21%, 03/20/2015(a)		$6,619		$6,619		0.30%, 11/20/2014(b)	2,344		2,344
AmeriCredit Automobile Receivables Trust						CNH Equipment Trust 2014-A
2013-5						0.20%, 02/17/2015(a)	4,354		4,354
0.25%, 12/05/2014(a)		973		973
						GE Equipment Midticket LLC Series 2013-1
ARI Fleet Lease Trust						0.23%, 09/22/2014(a)	1,422		1,422
0.25%, 04/15/2015(a),(b)		5,800		5,800
						GE Equipment Small Ticket LLC
BMW Vehicle Owner Trust 2013-A						0.25%, 04/24/2015(a),(b)	3,600		3,600
0.23%, 10/27/2014(a)		526		526
						GE Equipment Small Ticket LLC Series 2013-
Chrysler Capital Auto Receivables Trust 2013-						1
A						0.23%, 08/25/2014(a),(b)	670		670
0.29%, 11/17/2014(a),(b)		239		240
						GE Equipment Transportation LLC Series
Chrysler Capital Auto Receivables Trust 2014-						2013-2
A						0.26%, 10/24/2014(a)	2,102		2,102
0.20%, 03/16/2015(a),(b)		6,472		6,472
						GreatAmerica Leasing Receivables
Enterprise Fleet Financing LLC						0.25%, 03/15/2015(a),(b)	4,589		4,589
0.29%, 08/20/2014(a),(b)		655		655
						MMAF Equipment Finance LLC 2013-A
Fifth Third Auto Trust 2014-1						0.28%, 09/05/2014(a),(b)	385		385
0.20%, 03/16/2015(a)		3,603		3,603
						Volvo Financial Equipment LLC Series 2014-
Ford Credit Auto Lease Trust 2013-B						1
0.26%, 11/15/2014(b)		1,004		1,004		0.21%, 03/16/2015(b)	5,545		5,545
Ford Credit Auto Owner Trust 2013-D									$25,011
0.24%, 12/15/2014(b)		324		324
						TOTAL BONDS			$154,102
GM Financial Leasing Trust
0.25%, 04/20/2015(a),(b)		4,000		4,000			Principal
Hyundai Auto Lease Securitization Trust						MUNICIPAL BONDS - 6.07%	Amount (000's)	Value	(000	's)
2014	-A					California - 0.47%
0.20%, 03/16/2015(a),(b)		5,875		5,875		California Statewide Communities
Hyundai Auto Receivables Trust 2014-A						Development Authority (credit support from
0.20%, 02/17/2015(a)		3,697		3,697		Fannie Mae)
M&T Bank Auto Receivables Trust 2013-1						0.13%, 05/07/2014(d)	$100		$100
0.25%, 09/15/2014(a),(b)		498		498		Kern Water Bank Authority (credit support
Mercedes-Benz Auto Lease Trust						from Wells Fargo)
0.20%, 04/15/2015(a)		6,000		6,000		0.15%, 05/07/2014(d)	4,900		4,900
Porsche Innovative Lease Owner Trust 2013-									$5,000
1
0.23%, 11/24/2014(a),(b)		491		491		Colorado - 1.42%
Santander Drive Auto Receivables Trust						City of Colorado Springs CO Utilities System
0.25%, 05/15/2015(a)		9,200		9,200		Revenue (credit support from Bank of
Volkswagen Auto Lease Trust 2014-A						America)
						0.15%, 05/07/2014(d)	6,100		6,100
0.20%, 02/20/2015(a)		5,691		5,691
World Omni Auto Receivables Trust 2013-B						Colorado Housing & Finance
0.24%, 11/17/2014(a)		698		698		Authority (credit support from Federal Home
				$62,366		Loan Bank)
						0.10%, 05/07/2014(a),(d)	7,625		7,625
Banks - 1.44%						County of Kit Carson CO (credit support from
JP Morgan Chase Bank NA						Wells Fargo)
0.41%, 12/21/2014(a)		8,000		8,000		0.15%, 05/07/2014(d)	1,300		1,300
Wells Fargo Bank NA									$15,025
0.33%, 05/22/2015(a)		7,200		7,200
				$15,200		Georgia - 0.12%
						Savannah College of Art & Design Inc (credit
Diversified Financial Services - 2.42%						support from Bank of America)
Corporate Finance Managers Inc						0.14%, 05/07/2014(d)	1,300		1,300
0.15%, 05/07/2014		10,545		10,545
MetLife Inc
0.34%, 08/15/2014(a),(c)		15,000		15,000		Illinois - 1.28%
						Memorial Health System/IL (credit support
				$25,545		from JP Morgan Chase & Co)
						0.15%, 05/07/2014(d)	13,535		13,535

See accompanying notes

9

Schedule of Investments Money Market Fund April 30, 2014 (unaudited)

	Principal					Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

Indiana - 0.30%					Banks (continued)
Ball State University Foundation Inc (credit					Barclays US Funding Corp (credit support
support from US Bank)					from Barclays Bank)
0.12%, 05/01/2014(d)	$3,150		$3,150		0.20%, 06/06/2014(d)	$7,000		$6,999
					0.20%, 06/23/2014(d)	6,000		5,998
					Credit Suisse/New York NY
Iowa - 0.28%					0.19%, 05/05/2014	6,000		6,000
Iowa Finance Authority (credit support from
GNMA/FNMA/FHLMC)					DNB 0.19%, Bank 07/11/2014 ASA (b),(e)	9,000		8,997
0.12%, 05/07/2014(a),(d)	2,900		2,900
					HSBC USA Inc
					0.24%, 09/15/2014	8,000		7,993
Maryland - 0.44%					Manhattan Asset Funding Co LLC
City of Baltimore MD (credit support from					0.15%, 05/16/2014(b)	2,000		2,000
State Street Bank & Trust)					0.17%, 05/28/2014(b)	1,300		1,300
0.11%, 05/07/2014(d)	4,600		4,600		0.17%, 05/29/2014(b)	8,000		7,999
					0.17%, 06/09/2014(b)	8,000		7,999
					0.17%, 06/13/2014(b)	4,000		3,999
Minnesota - 0.19%
City of St Paul MN (credit support from US					Mizuho Funding LLC (credit support from
					Mizuho Corp Bank Ltd)
Bank)					0.20%, 05/27/2014(b),(d)	6,800		6,799
0.15%, 05/07/2014(d)	2,000		2,000
					0.20%, 06/10/2014(b),(d)	8,000		7,998
					0.20%, 07/21/2014(b),(d)	8,000		7,996
New Mexico - 0.30%					Oversea-Chinese Banking Corp Ltd
City of Las Cruces NM (credit support from					0.15%, 06/09/2014(e)	4,000		3,999
Wells Fargo)					0.18%, 07/15/2014(e)	8,000		7,997
0.15%, 05/07/2014(d)	3,200		3,200		0.19%, 07/28/2014(e)	8,000		7,996
					Skandinaviska Enskilda Banken AB
					0.18%, 07/16/2014(b),(e)	6,100		6,098
New York - 0.50%					Societe Generale North America Inc (credit
Housing Development Corp/NY (credit
support from Landesbank Hessen Thueringen)					support 0.15%, from 06/20/2014 Societe Generale) (d)	7,500		7,498
0.12%, 05/07/2014(d)	5,300		5,300
					0.16%, 06/13/2014(d)	8,000		7,998
					Standard Chartered Bank/New York
Oklahoma - 0.38%					0.16%, 06/02/2014(b)	7,000		6,999
Oklahoma University Hospital (credit support					0.17%, 07/07/2014(b)	2,500		2,499
from Bank of America)					0.18%, 08/08/2014(b)	8,000		7,996
0.15%, 05/07/2014(d)	4,000		4,000		Sumitomo Mitsui Banking Corp
					0.16%, 06/27/2014(b),(e)	7,500		7,498
					0.20%, 05/12/2014(b),(e)	7,000		7,000
Rhode Island - 0.35%					0.22%, 08/06/2014(b),(e)	7,100		7,096
Rhode Island Student Loan Authority (credit					0.25%, 08/15/2014(b),(e)	3,410		3,407
support from State Street Bank & Trust)
0.11%, 05/07/2014(d)	3,700		3,700		UBS Finance Delaware LLC (credit support
					from UBS AG)
					0.20%, 05/19/2014(d)	7,800		7,799
Washington - 0.04%					Union Bank NA
Washington State Housing Finance					0.12%, 05/13/2014	7,000		7,000
Commission (credit support from Fannie Mae)					United Overseas Bank Ltd
0.13%, 05/07/2014(d)	425		425		0.18%, 06/17/2014(b),(e)	7,500		7,498
					0.22%, 07/07/2014(b),(e)	6,000		5,998
TOTAL MUNICIPAL BONDS			$64,135					$218,801

	Principal				Chemicals - 1.80%
COMMERCIAL PAPER - 66.63%	Amount (000's)	Value	(000	's)	BASF SE
Agriculture - 0.66%					0.07%, 05/01/2014(b)	19,000		19,000
Philip Morris International Inc
0.09%, 05/07/2014(b)	$7,000		$7,000
					Diversified Financial Services - 28.35%
					Alpine Securitization Corp
Automobile Manufacturers - 1.49%					0.11%, 05/08/2014(b)	3,810		3,810
Toyota Motor Credit Corp					0.17%, 07/22/2014(b)	5,300		5,298
0.10%, 05/28/2014	8,000		7,999		0.18%, 06/24/2014(b)	8,000		7,998
0.22%, 05/20/2014	7,700		7,699		0.18%, 07/24/2014(b)	7,000		6,997
			$15,698		AXA Financial Inc (credit support from AXA
					SA)
Banks - 20.70%					0.15%, 05/30/2014(b),(d)	4,800		4,799
Bank of Tokyo-Mitsubishi UFJ Ltd/New York					BNP Paribas Finance Inc (credit support from
NY					BNP Paribas)
0.10%, 05/01/2014	7,400		7,400		0.17%, 06/02/2014(d)	8,000		7,999
0.15%, 05/21/2014	3,500		3,500		0.20%, 05/06/2014(d)	7,000		7,000
0.17%, 05/27/2014	950		950		0.20%, 07/18/2014(d)	7,000		6,997
0.19%, 06/26/2014	6,500		6,498
0.20%, 05/07/2014	6,000		6,000

See accompanying notes

10

Schedule of Investments Money Market Fund April 30, 2014 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000	's)

Diversified Financial Services (continued)				Insurance - 1.42%
CAFCO LLC				Prudential Funding LLC (credit support from
0.16%, 06/10/2014(b)	$3,650	$3,649		Prudential Financial Inc)
0.17%, 05/06/2014(b)	7,000	7,000		0.06%, 05/06/2014(d)	$7,000	$7,000
Collateralized Commercial Paper Co LLC				Prudential PLC
0.08%, 05/05/2014	8,000	8,000		0.15%, 05/14/2014(b)	8,000	8,000
0.16%, 05/06/2014	4,000	4,000				$15,000
0.17%, 05/27/2014	7,000	6,999
0.23%, 08/18/2014	6,000	5,996		Machinery - Diversified - 0.47%
CRC Funding LLC				John Deere Bank SA (credit support from
0.18%, 05/13/2014(b)	7,300	7,300		Deere Capital Corp)
				0.09%, 05/02/2014(b),(d)	5,000	5,000
Dealer Capital Access Trust Inc
0.20%, 05/02/2014	4,800	4,800
0.20%, 05/22/2014	5,000	4,999		Miscellaneous Manufacturing - 2.64%
0.22%, 05/14/2014	8,000	7,999		Danaher Corp
0.22%, 05/19/2014	8,000	7,999		0.09%, 05/08/2014(b)	5,000	5,000
Fairway Finance LLC				General Electric Co
0.14%, 05/23/2014(b)	7,000	6,999		0.05%, 05/07/2014	5,500	5,500
0.14%, 06/04/2014(b)	8,000	7,999		Illinois Tool Works Inc
0.14%, 06/12/2014(b)	7,000	6,999		0.07%, 05/01/2014(b)	10,900	10,900
Gemini Securitization Corp LLC				0.09%, 05/01/2014(b)	6,500	6,500
0.22%, 06/09/2014(b)	7,000	6,998				$27,900
0.23%, 06/17/2014(b)	8,000	7,998
General Electric Capital Corp				Retail - 1.89%
0.17%, 07/08/2014	8,000	7,997		Army and Air Force Exchange Service
				0.06%, 05/01/2014(b)	20,000	20,000
Gotham Funding Corp
0.14%, 05/20/2014(b)	8,000	7,999
0.14%, 05/21/2014(b)	2,800	2,800		Supranational Bank - 0.66%
0.15%, 05/08/2014(b)	6,000	6,000		Corp Andina de Fomento
0.15%, 06/20/2014(b)	8,000	7,998		0.17%, 06/18/2014(b)	7,000	6,998
ING US Funding LLC (credit support from
ING Bank)
0.18%, 07/02/2014(d)	8,000	7,998		Telecommunications - 1.87%
0.20%, 05/01/2014(d)	8,000	8,000		Telstra Corp Ltd
0.21%, 05/19/2014(d)	8,000	7,999		0.17%, 05/02/2014(b)	6,300	6,300
				0.17%, 05/05/2014(b)	6,500	6,500
Jupiter 0.22%, Securitization 07/14/2014 Co (b) LLC	7,500	7,497		0.17%, 05/09/2014(b)	7,000	7,000
Liberty Street Funding LLC						$19,800
0.17%, 05/12/2014(b)	4,000	4,000		TOTAL COMMERCIAL PAPER		$704,314
0.17%, 05/15/2014(b)	7,000	7,000			Principal
National Rural Utilities Cooperative Finance				CERTIFICATE OF DEPOSIT - 2.97%	Amount (000's)	Value (000	's)
Corp				Banks - 2.97%
0.09%, 05/12/2014	8,200	8,200		Bank of America NA
Nieuw Amsterdam Receivables Corp				0.15%, 05/13/2014	3,600	3,600
0.12%, 05/09/2014(b)	7,000	7,000
0.12%, 06/05/2014(b)	7,000	6,999		0.15%, 05/22/2014	8,000	8,000
0.16%, 07/03/2014(b)	4,000	3,999		0.21%, 05/16/2014	7,000	7,000
				Bank of Nova Scotia/Houston
Regency Markets No. 1 LLC				0.34%, 05/11/2015(a),(e)	5,800	5,800
0.13%, 05/27/2014(b)	8,000	7,999
0.14%, 05/22/2014(b)	8,000	7,999		Citibank NA
				0.18%, 06/19/2014	7,000	7,000

Sheffield 0.10%, Receivables 05/02/2014 Corp (b)	7,000	7,000				$31,400
0.18%, 05/21/2014(b)	6,000	5,999		TOTAL CERTIFICATE OF DEPOSIT		$31,400
0.20%, 05/13/2014(b)	8,498	8,497			Maturity
0.20%, 07/02/2014(b)	4,100	4,099		REPURCHASE AGREEMENTS - 4.83%	Amount (000's)	Value (000	's)
		$299,711		Banks - 4.83%
Electric - 4.68%				Deutsche Bank Repurchase Agreement; 0.05% $ 51,060		$51,060
GDF Suez				dated 04/30/2014 maturing 05/01/2014
0.13%, 05/21/2014(b)	6,000	6,000		(collateralized by US Government
0.14%, 06/03/2014(b)	6,700	6,699		Securities; $52,081,200; 0.00% - 7.13%;
0.15%, 06/16/2014(b)	7,000	6,999		dated 05/21/14 - 12/27/32)
0.16%, 05/29/2014(b)	6,000	5,999
Oglethorpe Power Corp				TOTAL REPURCHASE AGREEMENTS		$51,060
0.14%, 05/30/2014(b)	8,000	7,999		Total Investments		$1,060,561
0.16%, 06/30/2014(b)	5,812	5,810		Liabilities in Excess of Other Assets, Net - (0.33)%		$(3,473)
Southern Co Funding Corp				TOTAL NET ASSETS - 100.00%		$1,057,088
0.15%, 05/15/2014(b)	7,400	7,400
0.16%, 05/02/2014(b)	2,500	2,500
		$49,406		(a) Variable Rate. Rate shown is in effect at April 30, 2014.

See accompanying notes

11

Schedule of Investments
Money Market Fund
April 30, 2014 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $504,001 or 47.68% of net assets.
(c)	Security is Illiquid
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	63 .64%
Asset Backed Securities	8 .27%
Insured	6.07%
Exchange Traded Funds	5 .25%
Utilities	4 .68%
Consumer, Cyclical	3 .38%
Industrial	3 .11%
Communications	1 .87%
Basic Materials	1.80%
Consumer, Non-cyclical	1 .60%
Government	0.66%
Liabilities in Excess of Other Assets, Net	(0 .33)%
TOTAL NET ASSETS	100.00%

See accompanying notes

12

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13

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year October 31 (except as noted):

		Net Asset	Net	Dividends	Total
		Value,	Investment	from Net	Dividends	Net Asset			Net Assets, End of Ratio of Expenses
		Beginning Income Investment			and	Value End			Period (in	to Average Net
		of Period (Loss)(a)		Income Distributions of Period			Total Return		thousands)	Assets
MONEY MARKET FUND
Class J shares
2014	(c)	$1 . 00	$–	$–	$–	$1 .00	0 .00%(d),(e)		$257,554	0 . 17%(f)
2013		1 .00	–	–	–	1 .00	0 .00	(e)	278,536	0 .21
2012		1 .00	–	–	–	1 .00	0 .00	(e)	282,576	0 .29
2011		1.00	–	–	–	1.00	0.00	(e)	316,914	0.28
2010		1 .00	–	–	–	1 .00	0 .00	(e)	310,250	0 .35
2009		1 .00	–	–	–	1 .00	0 .33	(e)	346,703	0 .69

14

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

Ratio of Gross	Ratio of Net
Expenses to	Investment Income
Average Net	to Average Net
Assets(b)	Assets

0.84%(f)	0.00%(f)
0.82	0.00
0.87	0.00
0.76	0.00
0.85	0.00
0.92	0.32

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2014.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

15

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
April 30, 2014 (unaudited)

As a shareholder of the Money Market Fund of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1,	Account Value	Ending	November 1,
	November 1,	Account Value	2013 to April 30,	November 1,	Account Value	2013 to April 30,	Annualized
	2013	April 30, 2014	2014 (a)	2013	April 30, 2014	2014 (a)	Expense Ratio

Money Market Fund
Class J	$1,000.00	$1,000.00	$0.84	$1,000.00	$1,023.95	$0.85	0.17%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

17

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

18

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, the Manager since 2011
El Dorado Hills, CA 95762	Senior Vice President, the Manager (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

19

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958
Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS
Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2014, and the Statement of Additional Information dated March 1, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

20

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an Amended and Restated Sub-advisory Agreement with Emerald Advisers, Inc. (“Emerald”) related to the SmallCap Growth Fund I; (2) Sub-advisory Agreements with William Blair & Company, LLC (“William Blair”) and Robert W. Baird & Co Incorporated (“Baird”) related to the MidCap Growth Fund III; (3) an Amended and Restated Sub-advisory Agreement with W.H. Reaves & Company, Inc. (“W.H. Reaves”) related to the Global Diversified Income Fund; and (4) a Sub-advisory Agreement with Origin Asset Management LLP (“Origin”) and an Amended and Restated Management Agreement with Principal Management Corporation (the “Manager”) related to the International Fund I.

Emerald Sub-Advisory Agreement

At its December 9, 2013 meeting, the Board considered, for SmallCap Growth Fund I (the “Fund”), the approval of a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Emerald, contingent upon shareholder approval of the merger of the SmallCap Growth Fund II (“Target Fund”), for which Emerald previously served as subadvisor, into the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of Emerald, investment approach of Emerald, the experience and skills of Emerald’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended Emerald based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by Emerald under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical performance of Emerald with respect to the Target Fund for each of the past five calendar years, as compared to a Morningstar peer group and relevant benchmark index. In addition, the Board reviewed the hypothetical one-year, three-year and five-year performance returns as of September 30, 2013 of the Fund assuming Emerald had been a subadvisor, as compared to the Fund’s actual returns, a Morningstar peer group and a relevant benchmark index. The Board also reviewed the risk/return measures of the Fund assuming Emerald had been a subadvisor, as compared to the Fund’s actual risk/return measures for the five-year period ended September 30, 2013. The Board concluded, based on the information provided, that the historical investment performance record of Emerald was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager will compensate Emerald from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes a breakpoint and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found Emerald’s proposed fee to be competitive for this strategy. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and Emerald. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by Emerald when evaluating the subadvisory fee. The Board noted that Emerald may use soft dollars and that Emerald’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, taking into account these potential benefits, the proposed subadvisory fee was reasonable.

21

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Baird & William Blair Sub-Advisory Agreements

On December 9, 2013, the Board considered for the MidCap Growth Fund III (the “Fund”) the approval of subadvisory agreements (each a “Subadvisory Agreement” and together the “Subadvisory Agreements”) between the Manager and each of Baird and William Blair (together, the “Subadvisors” and each a “Subadvisor”).

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisors, investment approach of the Subadvisors, the experience and skills of the Subadvisors’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended each Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by each Subadvisor under its Subadvisory Agreement are expected to be satisfactory.

Investment Performance

The Board reviewed the historical one-year, three-year, five-year and ten-year performance returns and rankings as of September 30, 2013 of each Subadvisor in funds with investment strategies similar to the investment strategy for the Fund, as compared to a Morningstar peer group and a relevant benchmark index. The Board also reviewed the relevant historical performance for each Subadvisor for each of the past five calendar years as compared to a Morningstar peer group and relevant benchmark index. In addition, the Board reviewed the hypothetical one-year, three-year, five-year and ten-year performance returns as of September 30, 2013 of the Fund assuming Baird and William Blair had been subadvisors, as compared to the Fund’s actual returns, a Morningstar peer group and a relevant benchmark index. The Board concluded, based on the information provided, that the historical investment performance record of each Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee for each Subadvisor, noting that the Manager will compensate the Subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreements. The Board noted that the proposed subadvisory fee schedules include breakpoints and concluded that the subadvisory fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found each Subadvisor’s proposed fee to be competitive for this strategy. In addition, in evaluating the subadvisory fees and the factor of profitability, the Board considered that the subadvisory fee rates were negotiated at arm’s-length between the Manager and the Subadvisor. On the basis of the information provided, the Board concluded that the proposed subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisors when evaluating the subadvisory fees. The Board noted that each Subadvisor may use soft dollars and that each Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable and that approval of each Subadvisory Agreement is in the best interests of the Fund.

22

W.H. Reaves Sub-Advisory Agreement

On December 9, 2013, the Board, on behalf of the Global Diversified Income Fund (the “Fund”), considered for approval an amended and restated subadvisory agreement (the “Subadvisory Agreement”) between the Manager and W.H. Reaves in connection with the proposal to reduce W.H. Reaves’ fee.

The Board reviewed materials received from the Manager regarding the proposed subadvisory fee reduction. The Board considered the Manager’s representation that the subadvisory fee reduction would not reduce the quality or quantity of the services provided by W.H. Reaves to the Fund and that W.H. Reaves’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement, other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2013 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by W.H. Reaves under the Subadvisory Agreement and had concluded, based on the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement.

Origin Sub-Advisory Agreement and Management Agreement with Manager

On March 10, 2014, the Board met to consider for the International Fund I (the “Fund”) (1) an amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager, in connection with the proposal to reduce the Manager’s fee effective upon shareholder approval of the proposed change in sub-adviser for the Fund, and (2) the approval of a sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Origin. (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

With respect to the Management Agreement, the Board considered the Manager’s representation that the advisory fee reduction would not reduce the quality or quantity of the services provided by the Manager to the Fund and that the Manager’s obligations under the Management Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Management Agreement, other than to the fee schedule.

The Board considered that they had last approved the Management Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2013 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by the Manager under the Management Agreement and had concluded, based on the information provided, that the terms of the Management Agreement were reasonable and that approval of the Management Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the Management Agreement.

In approving the Sub-advisory Agreement, the Board considered various factors, including the following, and made certain findings and conclusions with regard thereto.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of Origin, investment approach of Origin, the experience and skills of Origin’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended Origin based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Origin under the Subadvisory Agreement are expected to be satisfactory.

23

Investment Performance

The Board reviewed the historical one-year, three-year and five-year performance returns and rankings as of December 31, 2013 of Origin in an international equity strategy composite, as compared to the Fund’s actual returns, a relevant benchmark index and a relevant Morningstar category. The Board also reviewed Origin’s relevant historical performance for the past five calendar year periods, as well as for an additional period during which the Fund’s current sub-advisers both were managing the Fund. The Board concluded, based on the information provided, that the historical investment performance record of Origin was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager will compensate Origin from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes a breakpoint and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found the Sub-adviser’s proposed fee to be competitive for this strategy. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Origin when evaluating the subadvisory fee. The Board noted that Origin may use soft dollars and that Origin’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, taking into account these potential benefits, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

24

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

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GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Investing involves risk, including possible loss of principal.

Not authorized for distribution unless preceded or accompanied by a current prospectus, or a summary prospectus if available, that includes information about the Fund’s objectives, risks, charges and expenses.

Please read it carefully before investing.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV314-11 | 06/2014 | t14041802ho
©2014 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 6/19/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 6/19/2014

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 6/19/2014